UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund

(Exact name of registrant as specified in charter)

One Financial Center

Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Peter H. Duffy MetLife Advisers, LLC One Financial Center Boston, Massachusetts 02111	Brian McCabe, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: (617) 578-3408

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 to September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund
Schedule of Investments

September 30, 2016

Metropolitan Series Fund

Schedule of Investments as of September 30, 2016 (Unaudited)

Baillie Gifford International Stock Portfolio	MSF-1
Barclays Aggregate Bond Index Portfolio	MSF-5
BlackRock Bond Income Portfolio	MSF-20
BlackRock Capital Appreciation Portfolio	MSF-61
BlackRock Large Cap Value Portfolio	MSF-65
BlackRock Ultra-Short Term Bond Portfolio	MSF-69
Frontier Mid Cap Growth Portfolio	MSF-72
Jennison Growth Portfolio	MSF-76
Loomis Sayles Small Cap Core Portfolio	MSF-80
Loomis Sayles Small Cap Growth Portfolio	MSF-86
Met/Artisan Mid Cap Value Portfolio	MSF-90
Met/Dimensional International Small Company Portfolio	MSF-93
Met/Wellington Balanced Portfolio	MSF-129
Met/Wellington Core Equity Opportunities Portfolio	MSF-160
MetLife Asset Allocation 20 Portfolio	MSF-163
MetLife Asset Allocation 40 Portfolio	MSF-165
MetLife Asset Allocation 60 Portfolio	MSF-167
MetLife Asset Allocation 80 Portfolio	MSF-169
MetLife Mid Cap Stock Index Portfolio	MSF-171
MetLife Stock Index Portfolio	MSF-179
MFS Total Return Portfolio	MSF-188
MFS Value Portfolio	MSF-202
MSCI EAFE Index Portfolio	MSF-207
Neuberger Berman Genesis Portfolio	MSF-219
Russell 2000 Index Portfolio	MSF-223
T. Rowe Price Large Cap Growth Portfolio	MSF-244
T. Rowe Price Small Cap Growth Portfolio	MSF-250
Van Eck Global Natural Resources Portfolio	MSF-258
Western Asset Management Strategic Bond Opportunities Portfolio	MSF-261
Western Asset Management U.S. Government Portfolio	MSF-287
Notes to Schedule of Investments	MSF-294

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—97.9% of Net Assets

Security Description	Shares	Value

Argentina—2.2%
MercadoLibre, Inc.	203,460	$37,633,996

Australia—2.7%
Brambles, Ltd.	2,111,635	19,416,841
Cochlear, Ltd.	202,136	21,912,267
Seek, Ltd.	530,960	6,342,013

		47,671,121

Brazil—0.8%
Itau Unibanco Holding S.A. (ADR) (a)	1,231,649	13,474,240

Canada—4.9%
Constellation Software, Inc.	48,031	21,652,116
Fairfax Financial Holdings, Ltd.	58,827	34,468,914
Restaurant Brands International, Inc.	336,536	15,006,178
Ritchie Bros. Auctioneers, Inc.	399,424	14,007,800

		85,135,008

China—3.5%
Alibaba Group Holding, Ltd. (ADR) (b)	173,746	18,380,589
Baidu, Inc. (ADR) (b)	138,005	25,126,571
Ctrip.com International, Ltd. (ADR) (a) (b)	375,809	17,501,425

		61,008,585

Denmark—4.0%
DSV A/S	435,546	21,749,992
Novo Nordisk A/S - Class B	509,394	21,224,143
Novozymes A/S - B Shares	396,100	17,419,886
Pandora A/S	78,842	9,559,964

		69,953,985

Finland—2.1%
Kone Oyj - Class B	424,391	21,533,198
Sampo Oyj - A Shares	358,314	15,938,447

		37,471,645

France—3.2%
Bureau Veritas S.A.	338,709	7,265,429
Edenred	481,370	11,255,642
Essilor International S.A.	132,777	17,123,434
Legrand S.A.	354,259	20,887,333

		56,531,838

Germany—5.5%
Brenntag AG	266,377	14,535,941
Continental AG	72,769	15,299,344
Deutsche Boerse AG (b)	338,807	27,433,857
MTU Aero Engines AG	112,440	11,374,992
SAP SE	294,510	26,796,867

		95,441,001

Hong Kong—2.6%
Hang Seng Bank, Ltd.	1,024,300	18,395,351
Hong Kong Exchanges and Clearing, Ltd.	1,058,800	27,930,552

		46,325,903

Ireland—6.3%
CRH plc	781,349	25,908,931
Experian plc	1,232,795	24,700,035
James Hardie Industries plc	1,487,219	23,328,005
Ryanair Holdings plc (ADR)	470,454	35,298,163

		109,235,134

Japan—13.7%
Denso Corp.	461,300	18,416,080
FANUC Corp.	96,200	16,281,548
Fast Retailing Co., Ltd.	39,800	12,815,630
Japan Exchange Group, Inc.	2,388,700	37,377,515
MS&AD Insurance Group Holdings, Inc.	584,400	16,302,835
Nidec Corp.	214,700	19,752,637
Rakuten, Inc.	2,045,000	26,601,588
Shimano, Inc.	145,100	21,509,511
SMC Corp.	86,300	24,894,993
Square Enix Holdings Co., Ltd.	153,400	5,270,824
Sumitomo Mitsui Trust Holdings, Inc.	625,400	20,296,119
Toyota Tsusho Corp.	816,100	18,929,624

		238,448,904

Netherlands—1.5%
Heineken Holding NV	334,621	26,826,406

Panama—1.0%
Copa Holdings S.A. - Class A	202,473	17,803,451

Peru—0.8%
Credicorp, Ltd.	88,859	13,526,117

Russia—2.0%
Magnit PJSC (GDR)	463,363	19,317,603
Yandex NV - Class A (b)	730,656	15,380,309

		34,697,912

Singapore—1.3%
United Overseas Bank, Ltd.	1,654,257	22,977,995

South Africa—3.3%
Naspers, Ltd. - N Shares	332,641	57,649,137

South Korea—5.6%
NAVER Corp.	27,276	21,895,839
Samsung Electronics Co., Ltd.	41,809	60,934,394
SK Telecom Co., Ltd.	76,078	15,568,964

		98,399,197

Spain—2.9%
Bankinter S.A.	2,306,268	16,404,595
Industria de Diseno Textil S.A.	902,358	33,450,889

		49,855,484

Sweden—4.8%
Atlas Copco AB - B Shares	1,289,563	35,209,578
Svenska Handelsbanken AB - A Shares	2,612,943	35,883,144

MSF-1

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sweden—(Continued)
Volvo AB - B Shares	1,067,847	$12,178,411

		83,271,133

Switzerland—5.2%
Cie Financiere Richemont S.A.	262,716	15,996,174
LafargeHolcim, Ltd. (b)	288,841	15,577,344
Nestle S.A.	612,177	48,235,646
SGS S.A.	4,872	10,907,081

		90,716,245

Taiwan—5.1%
Hon Hai Precision Industry Co., Ltd.	5,782,584	14,640,262
Taiwan Semiconductor Manufacturing Co., Ltd.	12,547,000	73,585,094

		88,225,356

United Kingdom—12.2%
ASOS plc (b)	193,858	12,184,030
British American Tobacco plc	365,935	23,402,411
Burberry Group plc	607,159	10,865,908
Capita plc	1,638,453	14,231,386
Hargreaves Lansdown plc	933,020	15,394,813
Howden Joinery Group plc	2,255,033	12,619,373
Prudential plc	1,187,170	21,070,455
Rio Tinto plc	748,060	24,891,695
Rolls-Royce Holdings plc (b)	897,310	8,374,999
St. James’s Place plc	1,197,638	14,746,257
Tullow Oil plc (a) (b)	2,138,589	7,021,620
Unilever NV	539,183	24,872,707
Wolseley plc	410,652	23,147,376

		212,823,030

United States—0.7%
Pricesmart, Inc.	147,487	12,353,511

Total Common Stocks (Cost $1,394,204,089)		1,707,456,334

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $7,830,335 on 10/03/16, collateralized by $7,870,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $7,988,050.	7,830,316	7,830,316

Total Short-Term Investments (Cost $7,830,316)		7,830,316

Securities Lending Reinvestments (c)—1.2%
Security Description	Principal Amount*	Value

Repurchase Agreements—1.1%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $1,600,124 on 10/03/16, collateralized by $1,512,024 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $1,632,000.	1,600,000	1,600,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $2,000,139 on 10/03/16, collateralized by $1,963,447 Corporate and Foreign Bonds with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $2,040,002.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $2,000,083 on 10/03/16, collateralized by $1,944,385 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $2,040,000.	2,000,000	2,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $2,000,075 on 10/03/16, collateralized by $1,577,600 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $2,040,028.	2,000,000	2,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $2,400,199 on 10/03/16, collateralized by $2,291,230 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $2,449,024.	2,400,000	2,400,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $43,732 on 10/03/16, collateralized by $36,130 U.S. Treasury Obligations with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $44,605.	43,731	43,731
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $3,500,204 on 10/03/16, collateralized by $5,598,463 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $3,570,208.	3,500,000	3,500,000

MSF-2

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $3,000,130 on 10/03/16, collateralized by $4,235,626 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $3,060,000.	3,000,000	$3,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $2,000,077 on 10/03/16, collateralized by $1,872,360 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $2,040,041.	2,000,000	2,000,000

		18,543,731

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	100,000	100,000
Canadian Imperial Bank 0.260%, 10/03/16	1,000,000	1,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	300,000	300,000
Royal Bank of Canada 0.280%, 10/03/16	300,000	300,000

		1,700,000

Total Securities Lending Reinvestments (Cost $20,243,731)		20,243,731

Total Investments—99.5% (Cost $1,422,278,136) (d)		1,735,530,381
Other assets and liabilities (net)—0.5%		9,136,942

Net Assets—100.0%		$1,744,667,323

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $20,403,390 and the collateral received consisted of cash in the amount of $20,243,731. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $1,422,278,136. The aggregate unrealized appreciation and depreciation of investments were $408,055,823 and $(94,803,578), respectively, resulting in net unrealized appreciation of $313,252,245.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	A Global Depositary Receipt is a negotiable certificate issued by one country’s bank against a certain number of shares of a company’s stock held in its custody but traded on the stock exchange of another country.

Ten Largest Industries as of September 30, 2016 (Unaudited)	% of Net Assets
Banks	8.1
Internet Software & Services	6.8
Machinery	6.3
Capital Markets	6.2
Insurance	5.9
Semiconductors & Semiconductor Equipment	4.2
Trading Companies & Distributors	4.0
Construction Materials	3.7
Professional Services	3.6
Technology Hardware, Storage & Peripherals	3.5

MSF-3

Metropolitan Series Fund

Baillie Gifford International Stock Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$37,633,996	$—	$—	$37,633,996
Australia	—	47,671,121	—	47,671,121
Brazil	13,474,240	—	—	13,474,240
Canada	85,135,008	—	—	85,135,008
China	61,008,585	—	—	61,008,585
Denmark	—	69,953,985	—	69,953,985
Finland	—	37,471,645	—	37,471,645
France	—	56,531,838	—	56,531,838
Germany	—	95,441,001	—	95,441,001
Hong Kong	—	46,325,903	—	46,325,903
Ireland	35,298,163	73,936,971	—	109,235,134
Japan	—	238,448,904	—	238,448,904
Netherlands	—	26,826,406	—	26,826,406
Panama	17,803,451	—	—	17,803,451
Peru	13,526,117	—	—	13,526,117
Russia	15,380,309	19,317,603	—	34,697,912
Singapore	—	22,977,995	—	22,977,995
South Africa	—	57,649,137	—	57,649,137
South Korea	—	98,399,197	—	98,399,197
Spain	—	49,855,484	—	49,855,484
Sweden	—	83,271,133	—	83,271,133
Switzerland	—	90,716,245	—	90,716,245
Taiwan	—	88,225,356	—	88,225,356
United Kingdom	—	212,823,030	—	212,823,030
United States	12,353,511	—	—	12,353,511
Total Common Stocks	291,613,380	1,415,842,954	—	1,707,456,334
Total Short-Term Investment*	—	7,830,316	—	7,830,316
Securities Lending Reinvestments
Repurchase Agreements	—	18,543,731	—	18,543,731
Time Deposits	—	1,700,000	—	1,700,000
Total Securities Lending Reinvestments	—	20,243,731	—	20,243,731
Total Investments	$291,613,380	$1,443,917,001	$—	$1,735,530,381

Collateral for Securities Loaned (Liability)	$—	$(20,243,731)	$—	$(20,243,731)

*	See Schedule of Investments for additional detailed categorizations.

MSF-4

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—67.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.0%
Fannie Mae 15 Yr. Pool 2.500%, 12/01/27	3,907,994	$4,059,933
2.500%, 02/01/28	3,035,834	3,154,179
2.500%, 07/01/28	5,391,735	5,601,920
2.500%, 10/01/28	3,470,264	3,605,544
2.500%, 03/01/30	3,391,174	3,512,419
2.500%, 09/01/31	4,909,091	5,089,426
3.000%, 01/01/27	1,568,822	1,649,475
3.000%, 02/01/27	2,566,418	2,698,649
3.000%, 03/01/27	1,339,496	1,408,512
3.000%, 01/01/29	5,922,800	6,220,774
3.000%, 10/01/29	2,707,240	2,842,298
3.000%, 06/01/30	3,344,259	3,511,745
3.500%, 02/01/26	2,491,782	2,631,244
3.500%, 03/01/26	992,602	1,048,157
3.500%, 05/01/29	2,542,343	2,682,926
4.000%, 04/01/19	56,976	58,803
4.000%, 05/01/19	134,834	139,154
4.000%, 01/01/20	264,461	272,988
4.000%, 06/01/24	411,807	431,142
4.000%, 11/01/24	2,207,812	2,311,476
4.500%, 07/01/18	164,620	170,633
4.500%, 05/01/19	72,059	73,900
4.500%, 08/01/24	534,757	562,971
4.500%, 06/01/25	974,757	1,026,196
5.000%, 06/01/18	26,547	27,552
5.000%, 01/01/19	67,451	69,311
5.000%, 02/01/20	152,551	159,615
5.000%, 01/01/22	215,075	226,828
5.000%, 02/01/24	617,254	661,533
5.500%, 11/01/17	9,607	9,744
5.500%, 02/01/18	11,652	11,860
5.500%, 04/01/18	110,531	113,177
6.000%, 09/01/17	17,650	17,804
6.500%, 04/01/17	40,383	40,609
Fannie Mae 20 Yr. Pool 3.000%, 02/01/33	1,953,256	2,054,898
3.000%, 08/01/35	2,701,452	2,841,203
3.000%, 05/01/36	3,719,365	3,914,695
3.500%, 04/01/32	1,861,190	1,992,026
3.500%, 09/01/35	2,808,071	2,992,385
4.000%, 02/01/31	873,383	951,707
4.500%, 08/01/30	544,587	595,816
5.000%, 02/01/24	207,031	229,750
5.000%, 09/01/25	167,313	185,673
5.500%, 07/01/23	124,928	140,629
5.500%, 01/01/24	82,587	92,967
5.500%, 07/01/24	217,563	244,908
5.500%, 07/01/25	190,762	214,738
7.000%, 10/01/21	9,547	10,236
Fannie Mae 30 Yr. Pool 2.500%, 08/01/46	3,926,388	3,964,344
3.000%, 08/01/42	1,607,780	1,675,388
3.000%, 09/01/42	2,224,229	2,317,760
3.000%, 11/01/42	2,721,036	2,835,458
3.000%, 12/01/42	5,096,782	5,311,106

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 01/01/43	1,321,850	1,377,435
3.000%, 02/01/43	4,660,022	4,854,751
3.000%, 03/01/43	5,729,628	5,969,053
3.000%, 05/01/43	4,084,114	4,254,778
3.000%, 07/01/43	10,515,006	10,954,398
3.000%, 09/01/43	3,341,905	3,481,554
3.000%, 05/01/45	3,524,110	3,662,918
3.000%, 05/01/46	3,780,241	3,931,283
3.000%, 06/01/46	4,772,603	4,963,295
3.000%, 08/01/46	4,789,100	4,980,451
3.000%, 10/01/46	4,805,825	4,999,366
3.500%, 12/01/40	2,110,463	2,234,666
3.500%, 03/01/42	1,352,099	1,431,133
3.500%, 04/01/42	3,028,222	3,205,229
3.500%, 05/01/42	3,519,906	3,725,653
3.500%, 06/01/42	2,666,095	2,821,935
3.500%, 08/01/42	1,754,534	1,857,091
3.500%, 09/01/42	4,752,745	5,030,555
3.500%, 10/01/42	2,266,338	2,398,810
3.500%, 01/01/43	2,097,109	2,219,690
3.500%, 02/01/43	3,417,381	3,617,135
3.500%, 04/01/43	3,793,522	4,005,806
3.500%, 06/01/43	2,070,644	2,186,517
3.500%, 08/01/44	2,767,214	2,917,775
3.500%, 02/01/45	3,827,823	4,036,091
3.500%, 03/01/45	5,824,719	6,144,437
3.500%, 04/01/45	7,209,666	7,605,402
3.500%, 09/01/45	11,975,218	12,632,535
3.500%, 11/01/45	4,290,507	4,526,012
3.500%, 01/01/46	4,516,987	4,764,923
3.500%, 03/01/46	4,593,049	4,848,613
3.500%, 05/01/46	3,791,597	4,002,567
4.000%, 08/01/39	1,487,726	1,596,438
4.000%, 09/01/39	1,096,683	1,176,821
4.000%, 12/01/39	1,346,163	1,444,531
4.000%, 06/01/40	1,688,930	1,821,916
4.000%, 09/01/40	865,998	934,186
4.000%, 12/01/40	6,240,909	6,732,319
4.000%, 01/01/41	3,484,948	3,758,466
4.000%, 02/01/41	3,902,634	4,207,923
4.000%, 12/01/41	1,462,846	1,577,279
4.000%, 02/01/42	1,666,329	1,796,169
4.000%, 09/01/43	2,432,583	2,610,075
4.000%, 02/01/44	3,555,197	3,814,135
4.000%, 05/01/44	2,759,825	2,960,833
4.000%, 08/01/44	3,756,766	4,030,386
4.000%, 10/01/44	2,410,444	2,586,005
4.000%, 11/01/44	5,024,758	5,390,731
4.000%, 01/01/45	3,941,387	4,228,453
4.000%, 03/01/45	3,242,456	3,480,770
4.000%, 10/01/45	4,325,400	4,643,309
4.500%, 08/01/33	248,915	273,736
4.500%, 10/01/33	266,806	293,411
4.500%, 04/01/34	122,308	134,384
4.500%, 01/01/39	152,173	166,561

MSF-5

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 07/01/39	1,745,716	$1,910,411
4.500%, 09/01/39	2,664,889	2,916,301
4.500%, 10/01/39	1,235,949	1,352,551
4.500%, 05/01/40	1,566,316	1,721,218
4.500%, 08/01/40	2,561,082	2,814,362
4.500%, 11/01/40	1,344,397	1,477,352
4.500%, 12/01/40	2,336,072	2,567,099
4.500%, 04/01/41	5,501,132	6,046,201
4.500%, 05/01/41	1,373,484	1,509,573
4.500%, 03/01/44	2,109,070	2,307,420
5.000%, 07/01/33	148,245	165,295
5.000%, 08/01/33	502,376	560,157
5.000%, 09/01/33	237,884	265,244
5.000%, 10/01/33	2,281,883	2,544,334
5.000%, 03/01/34	273,546	305,007
5.000%, 04/01/34	628,420	700,432
5.000%, 05/01/34	81,573	90,893
5.000%, 09/01/34	225,856	251,662
5.000%, 02/01/35	342,529	381,667
5.000%, 04/01/35	156,484	174,155
5.000%, 05/01/35	44,379	49,390
5.000%, 11/01/35	175,767	195,615
5.000%, 03/01/36	650,059	723,467
5.000%, 07/01/37	537,948	597,571
5.000%, 01/01/39	501,304	556,279
5.000%, 04/01/40	1,791,077	1,990,831
5.000%, 07/01/41	1,217,156	1,353,185
5.500%, 10/01/32	56,718	64,206
5.500%, 02/01/33	133,740	151,411
5.500%, 03/01/33	421,119	476,760
5.500%, 05/01/33	1,606,501	1,818,766
5.500%, 08/01/33	677,740	767,289
5.500%, 10/01/33	88,254	99,914
5.500%, 12/01/33	873,858	989,320
5.500%, 02/01/34	188,723	213,638
5.500%, 03/01/34	126,998	143,765
5.500%, 04/01/34	63,584	71,979
5.500%, 06/01/34	245,134	277,498
5.500%, 09/01/34	228,453	258,615
5.500%, 12/01/34	544,132	615,971
5.500%, 01/01/35	166,923	188,961
5.500%, 02/01/35	441,699	500,014
5.500%, 04/01/35	198,346	223,888
5.500%, 06/01/35	873,346	985,810
5.500%, 01/01/37	243,362	273,900
5.500%, 05/01/37	141,380	159,109
5.500%, 05/01/38	115,581	130,066
5.500%, 06/01/38	161,580	181,828
5.500%, 07/01/38	103,874	116,891
6.000%, 08/01/28	2,896	3,316
6.000%, 11/01/28	865	995
6.000%, 12/01/28	968	1,120
6.000%, 06/01/31	37,798	43,832
6.000%, 09/01/32	97,757	113,361
6.000%, 01/01/33	24,146	28,000

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 02/01/33	83,958	97,365
6.000%, 03/01/33	100,118	116,106
6.000%, 04/01/33	270,873	314,129
6.000%, 05/01/33	283,950	329,294
6.000%, 05/01/34	402,752	466,870
6.000%, 09/01/34	234,920	272,319
6.000%, 11/01/34	345,505	400,509
6.000%, 01/01/35	154,257	177,074
6.000%, 07/01/36	61,026	69,920
6.000%, 09/01/36	180,788	207,136
6.000%, 07/01/37	48,867	55,969
6.000%, 08/01/37	241,033	276,066
6.000%, 09/01/37	542,580	621,441
6.000%, 10/01/37	207,111	237,214
6.000%, 05/01/38	695,729	796,850
6.000%, 12/01/38	160,030	183,299
6.500%, 05/01/28	51,195	59,899
6.500%, 12/01/28	157,989	181,981
6.500%, 03/01/29	2,994	3,449
6.500%, 04/01/29	29,456	33,929
6.500%, 05/01/29	5,214	6,005
6.500%, 08/01/29	850	979
6.500%, 05/01/30	30,274	34,872
6.500%, 09/01/31	6,116	7,161
6.500%, 06/01/32	26,239	30,720
6.500%, 09/01/33	15,590	17,957
6.500%, 10/01/33	104,833	120,753
6.500%, 10/01/34	286,576	345,243
6.500%, 10/01/37	106,754	123,863
7.000%, 06/01/26	655	715
7.000%, 06/01/28	7,260	7,347
7.000%, 10/01/29	9,809	11,680
7.000%, 12/01/29	3,539	3,642
7.000%, 06/01/32	55,516	64,370
7.000%, 10/01/37	187,471	220,879
7.500%, 09/01/25	4,513	5,245
7.500%, 06/01/26	5,132	6,125
7.500%, 07/01/29	11,544	13,840
7.500%, 10/01/29	7,078	7,548
8.000%, 11/01/29	163	198
8.000%, 05/01/30	17,183	17,861
8.000%, 11/01/30	3,029	3,501
8.000%, 01/01/31	3,432	3,965
8.000%, 02/01/31	5,885	7,048
Fannie Mae ARM Pool 2.547%, 02/01/45 (a)	940,232	966,985
2.760%, 11/01/43 (a)	1,475,926	1,540,436
2.769%, 02/01/42 (a)	1,981,960	2,058,616
2.935%, 10/01/41 (a)	194,574	203,919
Fannie Mae-ACES 2.679%, 05/25/21 (a)	5,000,000	5,220,700
Freddie Mac 15 Yr. Gold Pool 2.500%, 12/01/27	1,891,381	1,965,364
2.500%, 02/01/28	2,933,992	3,049,020
2.500%, 04/01/28	2,506,877	2,605,161

MSF-6

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/29	3,646,902	$3,777,526
2.500%, 01/01/31	4,469,200	4,631,809
3.000%, 03/01/27	1,429,020	1,502,148
3.000%, 05/01/27	1,899,087	1,996,270
3.000%, 11/01/28	2,315,457	2,432,568
3.000%, 12/01/29	4,133,035	4,342,024
3.000%, 05/01/31	4,624,631	4,860,807
3.500%, 12/01/25	1,674,273	1,770,874
3.500%, 05/01/26	590,015	624,454
3.500%, 09/01/30	3,498,935	3,696,626
4.000%, 06/01/19	92,520	95,380
4.000%, 05/01/25	909,697	948,837
4.000%, 08/01/25	480,094	500,750
4.000%, 10/01/25	449,387	468,722
4.500%, 09/01/18	81,965	84,854
4.500%, 10/01/18	181,106	187,487
4.500%, 04/01/19	175,945	180,752
4.500%, 06/01/19	115,953	118,803
4.500%, 08/01/19	35,028	35,950
5.000%, 05/01/18	192,385	197,628
5.000%, 12/01/18	39,358	40,430
5.000%, 06/01/19	134,645	138,555
5.500%, 11/01/17	13,617	13,823
5.500%, 01/01/24	421,368	458,423
6.000%, 05/01/17	4,342	4,364
Freddie Mac 20 Yr. Gold Pool 3.000%, 04/01/33	3,041,629	3,199,774
3.500%, 04/01/32	2,599,921	2,776,453
4.000%, 01/01/31	944,455	1,031,296
4.000%, 08/01/31	948,365	1,035,564
4.500%, 05/01/29	254,186	278,187
5.000%, 03/01/27	133,581	147,919
Freddie Mac 30 Yr. Gold Pool 2.500%, 07/01/43	2,753,487	2,777,204
3.000%, 10/01/42	2,533,268	2,638,683
3.000%, 01/01/43	2,561,467	2,668,056
3.000%, 03/01/43	6,133,797	6,389,490
3.000%, 04/01/43	4,702,858	4,898,901
3.000%, 06/01/43	1,831,917	1,908,282
3.000%, 07/01/43	4,157,077	4,330,369
3.000%, 06/01/45	4,543,678	4,722,184
3.000%, 01/01/46	2,780,662	2,889,904
3.000%, 06/01/46	4,757,605	4,946,983
3.000%, 09/01/46	3,860,870	4,015,680
3.500%, 01/01/42	1,527,080	1,616,109
3.500%, 03/01/42	1,385,983	1,466,786
3.500%, 08/01/42	4,616,589	4,885,736
3.500%, 02/01/43	1,935,868	2,044,501
3.500%, 05/01/43	3,311,351	3,497,171
3.500%, 06/01/43	2,103,538	2,221,579
3.500%, 06/01/44	2,457,752	2,591,185
3.500%, 10/01/44	2,672,594	2,817,691
3.500%, 11/01/44	3,411,843	3,597,074
3.500%, 12/01/44	3,558,649	3,751,850
3.500%, 05/01/45	4,177,249	4,405,886

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 08/01/45	3,803,897	4,012,099
3.500%, 11/01/45	4,357,552	4,596,058
3.500%, 12/01/45	2,635,117	2,779,347
3.500%, 03/01/46	8,085,728	8,533,928
4.000%, 06/01/39	911,431	976,903
4.000%, 12/01/39	1,434,594	1,537,647
4.000%, 11/01/40	1,363,895	1,468,793
4.000%, 04/01/41	1,313,867	1,415,030
4.000%, 09/01/41	1,378,293	1,484,417
4.000%, 10/01/41	3,088,649	3,326,464
4.000%, 11/01/41	1,310,000	1,410,865
4.000%, 10/01/43	3,520,170	3,773,287
4.000%, 07/01/44	4,004,936	4,292,069
4.000%, 10/01/44	3,103,834	3,326,363
4.000%, 07/01/45	4,728,687	5,071,207
4.000%, 02/01/46	2,570,131	2,758,185
4.500%, 10/01/35	469,449	514,537
4.500%, 06/01/38	712,860	783,197
4.500%, 02/01/39	429,355	469,507
4.500%, 03/01/39	290,119	317,250
4.500%, 04/01/39	679,780	743,350
4.500%, 09/01/39	823,207	900,190
4.500%, 10/01/39	2,135,567	2,335,278
4.500%, 11/01/39	667,000	729,376
4.500%, 01/01/40	442,072	485,970
4.500%, 05/01/40	843,686	927,465
4.500%, 11/01/40	1,226,219	1,347,984
4.500%, 02/01/41	475,586	522,591
4.500%, 05/01/41	725,444	797,143
4.500%, 06/01/41	527,331	579,450
4.500%, 12/01/43	1,187,926	1,299,762
5.000%, 10/01/33	569,878	633,905
5.000%, 03/01/34	126,867	141,076
5.000%, 08/01/35	571,370	634,427
5.000%, 09/01/35	257,078	285,449
5.000%, 10/01/35	204,098	226,622
5.000%, 01/01/36	634,222	704,214
5.000%, 04/01/38	337,923	374,122
5.000%, 11/01/39	1,525,400	1,689,038
5.000%, 05/01/40	1,994,611	2,212,839
5.500%, 06/01/34	498,283	563,026
5.500%, 10/01/35	224,635	252,923
5.500%, 12/01/35	733,574	825,953
5.500%, 01/01/36	435,584	489,462
5.500%, 12/01/37	419,424	470,532
5.500%, 04/01/38	1,853,752	2,079,588
5.500%, 07/01/38	213,171	239,141
5.500%, 08/01/38	552,348	619,638
6.000%, 11/01/28	8,639	9,996
6.000%, 12/01/28	6,411	7,435
6.000%, 04/01/29	2,442	2,785
6.000%, 05/01/29	1,936	2,208
6.000%, 06/01/31	2,148	2,450
6.000%, 07/01/31	723	839
6.000%, 09/01/31	59,375	67,768

MSF-7

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.000%, 04/01/32	65,313	$75,862
6.000%, 11/01/32	30,827	35,805
6.000%, 06/01/34	114,304	132,708
6.000%, 11/01/35	88,246	102,455
6.000%, 02/01/36	132,086	151,329
6.000%, 08/01/36	85,689	98,173
6.000%, 10/01/36	176,716	202,461
6.000%, 11/01/36	112,572	128,972
6.000%, 01/01/37	155,863	178,571
6.000%, 02/01/38	185,604	212,607
6.000%, 11/01/39	1,539,578	1,763,610
6.000%, 04/01/40	498,741	571,302
6.500%, 02/01/30	5,347	6,126
6.500%, 08/01/31	9,624	11,193
6.500%, 10/01/31	7,136	8,176
6.500%, 11/01/31	20,155	23,441
6.500%, 03/01/32	350,494	407,658
6.500%, 04/01/32	267,339	310,941
6.500%, 09/01/36	392,950	454,844
6.500%, 11/01/37	185,953	215,733
7.000%, 12/01/27	1,314	1,549
7.000%, 11/01/28	3,444	4,097
7.000%, 04/01/29	3,622	4,240
7.000%, 05/01/29	677	754
7.000%, 06/01/29	5,895	6,106
7.000%, 07/01/29	1,974	2,238
7.000%, 01/01/31	100,203	106,925
7.500%, 08/01/24	8,601	8,691
7.500%, 10/01/27	10,340	11,872
7.500%, 10/01/29	13,970	17,205
7.500%, 05/01/30	11,978	13,712
8.000%, 02/01/27	3,234	3,789
8.000%, 10/01/28	6,328	7,597
Freddie Mac Multifamily Structured Pass-Through Certificates 2.902%, 08/25/20	1,015,878	1,045,470
3.060%, 07/25/23 (a)	4,800,000	5,170,896
Ginnie Mae I 15 Yr. Pool 3.000%, 08/15/28	2,955,740	3,110,339
5.000%, 10/15/20	138,710	146,083
5.000%, 01/15/21	122,639	129,105
Ginnie Mae I 30 Yr. Pool 3.000%, 11/15/42	2,931,329	3,081,471
3.000%, 12/15/42	2,159,613	2,270,228
3.000%, 02/15/43	1,877,207	1,971,078
3.000%, 03/15/43	2,372,480	2,491,117
3.000%, 05/15/43	3,194,705	3,354,459
3.000%, 07/15/43	2,037,105	2,138,972
3.500%, 01/15/42	2,896,422	3,091,912
3.500%, 02/15/42	1,087,750	1,159,945
3.500%, 03/15/42	1,965,803	2,096,275
3.500%, 05/15/42	1,364,677	1,455,252
3.500%, 09/15/42	1,731,286	1,846,192
3.500%, 05/15/43	2,247,441	2,394,334
4.000%, 07/15/39	2,075,697	2,248,687

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 07/15/40	1,198,325	1,299,296
4.000%, 03/15/41	857,357	928,919
4.000%, 10/15/41	2,069,253	2,241,968
4.500%, 01/15/39	315,560	348,986
4.500%, 04/15/39	935,056	1,034,101
4.500%, 05/15/39	2,089,249	2,310,550
4.500%, 08/15/39	924,851	1,022,815
4.500%, 01/15/40	956,340	1,058,408
4.500%, 04/15/40	1,055,289	1,167,917
4.500%, 02/15/41	283,792	313,811
4.500%, 04/15/41	556,877	615,783
5.000%, 12/15/35	345,841	390,705
5.000%, 12/15/36	141,296	158,987
5.000%, 01/15/39	1,062,380	1,188,769
5.000%, 02/15/39	191,526	214,688
5.000%, 08/15/39	1,458,273	1,634,632
5.000%, 09/15/39	353,311	396,039
5.000%, 12/15/39	665,356	745,822
5.000%, 05/15/40	1,104,403	1,241,020
5.500%, 03/15/36	322,083	368,315
5.500%, 01/15/37	409,946	463,353
5.500%, 11/15/37	526,384	595,243
5.500%, 09/15/38	218,517	246,623
5.500%, 08/15/39	1,117,721	1,265,897
6.000%, 01/15/29	5,532	6,379
6.000%, 01/15/33	220,186	258,101
6.000%, 03/15/35	233,688	274,559
6.000%, 12/15/35	164,055	191,578
6.000%, 06/15/36	158,033	180,179
6.000%, 09/15/36	230,769	263,109
6.000%, 07/15/38	984,333	1,137,666
6.500%, 05/15/23	1,162	1,340
6.500%, 02/15/27	28,430	32,927
6.500%, 07/15/28	10,810	12,466
6.500%, 08/15/28	9,640	11,117
6.500%, 11/15/28	8,523	10,085
6.500%, 12/15/28	9,010	10,390
6.500%, 07/15/29	2,056	2,371
6.500%, 05/15/36	133,651	154,130
7.000%, 01/15/28	1,555	1,750
7.000%, 04/15/28	2,944	3,027
7.000%, 05/15/28	10,008	10,730
7.000%, 06/15/28	7,917	8,952
7.000%, 10/15/28	7,620	8,484
7.000%, 06/15/29	1,976	2,019
7.000%, 09/15/29	5,071	5,400
7.000%, 01/15/31	1,316	1,343
7.000%, 03/15/31	12,434	12,701
7.000%, 07/15/31	405,044	494,907
7.000%, 08/15/31	63,873	79,102
7.000%, 02/15/32	10,179	10,311
7.000%, 07/15/32	24,103	29,931
7.500%, 04/15/30	8,136	8,283
8.000%, 08/15/26	3,229	3,696
8.000%, 09/15/26	2,758	3,085

MSF-8

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
8.000%, 06/15/29	22,253	$23,829
9.000%, 11/15/24	6,313	6,954
Ginnie Mae II 30 Yr. Pool 3.000%, 12/20/42	2,677,524	2,816,989
3.000%, 03/20/43	3,697,932	3,886,338
3.000%, 12/20/44	3,600,090	3,778,494
3.000%, 04/20/45	3,298,547	3,458,668
3.000%, 08/20/45	4,540,903	4,761,332
3.000%, 11/20/45	2,648,862	2,777,446
3.000%, 01/20/46	4,550,426	4,771,317
3.000%, 08/20/46	4,738,379	4,967,694
3.000%, 09/20/46	4,766,082	4,999,472
3.500%, 12/20/41	1,733,589	1,852,360
3.500%, 03/20/42	3,566,382	3,807,686
3.500%, 08/20/42	1,663,370	1,775,915
3.500%, 01/20/43	4,894,274	5,221,994
3.500%, 04/20/43	1,953,670	2,083,499
3.500%, 05/20/43	3,300,407	3,519,731
3.500%, 07/20/44	4,576,090	4,871,173
3.500%, 02/20/45	5,056,151	5,374,553
3.500%, 06/20/45	3,175,883	3,375,878
3.500%, 08/20/45	7,120,516	7,568,916
3.500%, 09/20/45	8,169,861	8,684,342
3.500%, 12/20/45	4,172,723	4,435,492
3.500%, 01/20/46	4,244,386	4,511,668
3.500%, 02/20/46	3,497,325	3,717,687
3.500%, 05/20/46	4,566,444	4,854,170
3.500%, 06/20/46	3,762,436	3,999,503
4.000%, 11/20/40	1,709,373	1,851,384
4.000%, 12/20/40	1,766,195	1,912,926
4.000%, 05/20/43	2,546,500	2,737,317
4.000%, 11/20/43	1,307,760	1,405,754
4.000%, 02/20/44	3,848,930	4,130,743
4.000%, 04/20/44	1,790,798	1,921,918
4.000%, 05/20/44	2,211,753	2,373,694
4.000%, 09/20/44	3,477,036	3,731,619
4.000%, 10/20/44	5,015,066	5,382,262
4.000%, 11/20/44	994,572	1,067,393
4.000%, 10/20/45	4,299,959	4,609,321
4.000%, 11/20/45	2,237,691	2,398,682
4.500%, 08/20/40	1,503,859	1,656,124
4.500%, 12/20/40	928,817	1,022,859
4.500%, 04/20/41	830,374	912,544
4.500%, 03/20/42	644,054	707,787
4.500%, 10/20/43	1,092,266	1,189,551
4.500%, 02/20/44	2,069,077	2,253,364
4.500%, 04/20/45	2,129,752	2,319,443
5.000%, 08/20/40	668,250	741,916
5.000%, 10/20/40	666,946	740,468
5.000%, 06/20/44	1,662,418	1,845,679
6.500%, 06/20/31	24,278	28,408
6.500%, 11/20/38	566,648	654,783
7.500%, 02/20/28	3,072	3,726

		771,148,906

Federal Agencies—2.9%
Federal Home Loan Bank 1.750%, 06/12/20	17,700,000	18,076,856
Federal Home Loan Mortgage Corp. 0.875%, 03/07/18	17,000,000	16,992,308
1.250%, 10/02/19	3,000,000	3,021,404
1.375%, 05/01/20	5,145,000	5,203,150
5.125%, 11/17/17	3,530,000	3,697,629
Federal National Mortgage Association 0.875%, 05/21/18	10,160,000	10,174,907
2.125%, 04/24/26	13,500,000	13,771,647
6.625%, 11/15/30	2,450,000	3,725,409
Tennessee Valley Authority 5.250%, 09/15/39	3,350,000	4,652,566

		79,315,876

U.S. Treasury—36.1%
U.S. Treasury Bonds 2.250%, 08/15/46	3,000,000	2,945,625
2.500%, 02/15/45	9,900,000	10,239,470
2.500%, 02/15/46	8,200,000	8,480,850
2.500%, 05/15/46	4,800,000	4,971,120
2.750%, 08/15/42	2,020,000	2,203,214
2.875%, 05/15/43	4,760,000	5,303,734
2.875%, 08/15/45	5,000,000	5,572,850
3.000%, 11/15/44	11,000,000	12,552,540
3.000%, 11/15/45	7,700,000	8,791,321
3.125%, 02/15/42	1,800,000	2,098,044
3.125%, 02/15/43	3,270,000	3,813,474
3.125%, 08/15/44	4,700,000	5,490,681
3.375%, 05/15/44	3,000,000	3,662,910
3.500%, 02/15/39	2,080,000	2,577,619
3.625%, 02/15/44	10,120,000	12,897,535
3.750%, 08/15/41	1,830,000	2,353,142
3.875%, 08/15/40	10,380,000	13,549,118
4.250%, 11/15/40	7,280,000	10,031,330
4.375%, 11/15/39	3,900,000	5,442,216
4.375%, 05/15/40	5,220,000	7,298,499
4.375%, 05/15/41	5,850,000	8,223,287
4.500%, 05/15/38	4,950,000	7,029,891
5.000%, 05/15/37	6,560,000	9,831,472
5.250%, 02/15/29	750,000	1,043,287
5.375%, 02/15/31	3,675,000	5,363,148
6.125%, 11/15/27	5,750,000	8,350,092
6.250%, 08/15/23	7,700,000	10,154,837
6.375%, 08/15/27	6,900,000	10,143,759
6.500%, 11/15/26	4,500,000	6,556,545
7.125%, 02/15/23	11,125,000	15,063,584
7.250%, 08/15/22	6,120,000	8,191,069
7.875%, 02/15/21	4,450,000	5,736,228
8.000%, 11/15/21	2,920,000	3,905,705
8.125%, 08/15/19	2,645,000	3,187,675
8.125%, 08/15/21	1,250,000	1,661,900
8.500%, 02/15/20	6,700,000	8,380,092
8.750%, 08/15/20	1,000,000	1,293,390
8.875%, 02/15/19	10,215,000	12,161,570
9.125%, 05/15/18	1,600,000	1,816,608

MSF-9

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 0.625%, 04/30/18	5,000,000	$4,991,900
0.750%, 01/31/18	12,000,000	12,004,320
0.750%, 02/28/18	40,500,000	40,514,177
0.750%, 08/15/19	5,000,000	4,982,600
0.875%, 11/30/17	12,000,000	12,024,120
0.875%, 04/15/19	6,000,000	6,003,840
1.000%, 12/31/17	11,000,000	11,038,500
1.000%, 08/15/18	28,000,000	28,117,599
1.125%, 05/31/19	12,300,000	12,391,021
1.125%, 03/31/20	5,100,000	5,125,347
1.125%, 02/28/21	5,000,000	5,003,500
1.250%, 10/31/19	5,130,000	5,182,172
1.250%, 01/31/20	15,000,000	15,138,451
1.250%, 02/29/20	25,800,000	26,031,685
1.375%, 09/30/18	47,890,000	48,435,946
1.375%, 11/30/18	15,000,000	15,179,100
1.375%, 01/31/20	27,100,000	27,457,989
1.375%, 08/31/20	14,900,000	15,084,313
1.500%, 03/31/19	31,870,000	32,392,028
1.500%, 02/28/23	4,000,000	4,031,440
1.625%, 11/30/20	5,000,000	5,108,400
1.625%, 11/15/22	5,000,000	5,083,900
1.625%, 05/31/23	7,900,000	8,013,602
1.625%, 05/15/26	15,900,000	15,920,989
1.750%, 10/31/20	10,000,000	10,264,600
1.750%, 12/31/20	14,800,000	15,196,789
1.750%, 02/28/22	9,000,000	9,236,160
1.750%, 05/15/22	4,900,000	5,023,529
1.750%, 05/15/23	17,520,000	17,916,301
1.875%, 08/31/22	7,400,000	7,636,208
2.000%, 11/30/20	14,800,000	15,343,309
2.000%, 02/28/21	5,000,000	5,186,700
2.000%, 10/31/21	6,000,000	6,234,780
2.000%, 02/15/22	3,800,000	3,949,758
2.000%, 11/30/22	9,600,000	9,974,496
2.000%, 02/15/23	6,900,000	7,167,858
2.000%, 02/15/25	5,000,000	5,177,500
2.000%, 08/15/25	5,000,000	5,174,950
2.125%, 08/31/20	5,800,000	6,035,017
2.125%, 06/30/21	12,000,000	12,531,599
2.125%, 08/15/21	8,710,000	9,097,334
2.125%, 05/15/25	7,100,000	7,423,405
2.250%, 07/31/21	19,000,000	19,957,600
2.250%, 11/15/24	7,800,000	8,234,538
2.250%, 11/15/25	6,800,000	7,178,693
2.375%, 05/31/18	31,000,000	31,826,770
2.375%, 12/31/20	7,600,000	7,998,392
2.375%, 08/15/24	16,800,000	17,899,225
2.500%, 08/15/23	14,400,000	15,428,016
2.500%, 05/15/24	7,000,000	7,521,640
2.625%, 08/15/20	6,000,000	6,355,860
2.750%, 11/15/23	19,335,000	21,069,736
2.750%, 02/15/24	5,600,000	6,110,944
3.125%, 05/15/19	3,000,000	3,176,670
3.375%, 11/15/19	4,350,000	4,677,076

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.500%, 02/15/18	4,000,000	4,150,640
3.500%, 05/15/20	7,790,000	8,474,508
3.625%, 02/15/20	17,190,000	18,696,875
3.750%, 11/15/18	4,550,000	4,832,373
3.875%, 05/15/18	4,700,000	4,938,714
4.000%, 08/15/18	9,620,000	10,207,398
4.250%, 11/15/17	4,700,000	4,884,757

		995,817,088

Total U.S. Treasury & Government Agencies (Cost $1,753,688,401)		1,846,281,870

Corporate Bonds & Notes—27.6%

Aerospace/Defense—0.4%
Boeing Co. (The) 7.250%, 06/15/25	460,000	628,033
Lockheed Martin Corp. 4.700%, 05/15/46	3,000,000	3,542,332
6.150%, 09/01/36	1,700,000	2,288,288
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	768,986
Raytheon Co. 3.125%, 10/15/20	1,000,000	1,060,079
United Technologies Corp. 4.500%, 06/01/42	2,645,000	3,054,809
7.500%, 09/15/29	200,000	295,558

		11,638,085

Agriculture—0.3%
Altria Group, Inc. 9.700%, 11/10/18	750,000	877,838
Archer-Daniels-Midland Co. 4.479%, 03/01/21	2,000,000	2,227,070
Philip Morris International, Inc. 3.250%, 11/10/24	3,000,000	3,196,648
4.500%, 03/26/20	925,000	1,015,488

		7,317,044

Auto Manufacturers—0.6%
Daimler Finance North America LLC 8.500%, 01/18/31	1,050,000	1,707,879
Ford Motor Co. 7.450%, 07/16/31	2,200,000	2,930,306
Ford Motor Credit Co. LLC 2.597%, 11/04/19	3,000,000	3,045,607
General Motors Financial Co., Inc. 2.400%, 05/09/19	5,000,000	5,021,806
Toyota Motor Credit Corp. 3.300%, 01/12/22	4,000,000	4,277,231

		16,982,829

MSF-10

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—5.6%
Bank of America Corp. 3.300%, 01/11/23	4,075,000	$4,218,331
4.100%, 07/24/23	2,905,000	3,142,022
4.200%, 08/26/24	3,000,000	3,167,807
5.875%, 02/07/42	3,000,000	3,883,634
6.500%, 07/15/18	200,000	216,322
Bank of New York Mellon Corp. (The) 5.450%, 05/15/19	2,000,000	2,197,121
Bank of Nova Scotia (The) 2.050%, 10/30/18 (b)	3,480,000	3,519,085
BNP Paribas S.A. 5.000%, 01/15/21	3,225,000	3,607,496
Branch Banking & Trust Co. 2.850%, 04/01/21	3,400,000	3,544,556
Capital One Financial Corp. 6.750%, 09/15/17	1,200,000	1,258,249
Citigroup, Inc. 5.375%, 08/09/20	2,200,000	2,459,951
6.125%, 11/21/17	1,700,000	1,787,237
6.125%, 05/15/18	1,900,000	2,034,888
Cooperatieve Rabobank UA 5.250%, 05/24/41	3,640,000	4,558,836
Credit Suisse 4.375%, 08/05/20	2,611,000	2,809,841
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	3,000,000	3,065,236
Deutsche Bank AG 6.000%, 09/01/17	1,500,000	1,525,872
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,737,898
Goldman Sachs Group, Inc. (The) 6.000%, 06/15/20	2,000,000	2,270,983
6.125%, 02/15/33	2,075,000	2,591,529
6.450%, 05/01/36	2,000,000	2,449,838
6.750%, 10/01/37	3,500,000	4,433,295
HSBC Holdings plc 5.100%, 04/05/21	2,556,000	2,824,797
6.500%, 09/15/37	905,000	1,165,949
HSBC USA, Inc. 2.350%, 03/05/20	3,000,000	3,024,318
JPMorgan Chase & Co. 1.700%, 03/01/18	2,000,000	2,007,649
3.250%, 09/23/22	2,850,000	2,969,052
3.900%, 07/15/25	4,700,000	5,050,668
4.950%, 03/25/20	2,650,000	2,911,448
6.300%, 04/23/19	1,900,000	2,114,237
JPMorgan Chase Bank N.A. 6.000%, 10/01/17	2,700,000	2,821,267
KeyBank N.A. 3.300%, 06/01/25	3,800,000	3,972,972
KFW 1.000%, 06/11/18	3,536,000	3,539,301
2.375%, 08/25/21	1,945,000	2,034,615
2.750%, 09/08/20	2,300,000	2,429,593
Lloyds Bank plc 6.375%, 01/21/21	1,500,000	1,754,282

Banks—(Continued)
Morgan Stanley 4.350%, 09/08/26	3,800,000	4,033,965
5.625%, 09/23/19	1,900,000	2,100,671
7.250%, 04/01/32	1,850,000	2,536,283
7.300%, 05/13/19	2,460,000	2,800,419
Oesterreichische Kontrollbank AG 1.625%, 03/12/19	3,025,000	3,063,533
PNC Bank N.A. 2.950%, 02/23/25	4,100,000	4,219,998
4.875%, 09/21/17	1,000,000	1,031,863
5.250%, 01/15/17 (b)	1,600,000	1,618,272
Royal Bank of Canada 2.150%, 03/15/19	3,915,000	3,976,460
Sumitomo Mitsui Banking Corp. 1.950%, 07/23/18	4,000,000	4,020,615
Toronto-Dominion Bank (The) 2.250%, 11/05/19	4,000,000	4,077,391
U.S. Bancorp 3.600%, 09/11/24	3,000,000	3,206,130
UBS AG 4.875%, 08/04/20	3,500,000	3,877,965
Wachovia Corp. 5.750%, 06/15/17	700,000	720,637
Wells Fargo & Co. 2.600%, 07/22/20	4,000,000	4,089,976
3.000%, 01/22/21	3,400,000	3,517,762
Wells Fargo Bank N.A. 5.950%, 08/26/36	1,900,000	2,395,202
Westpac Banking Corp. 1.950%, 11/23/18	3,000,000	3,025,227

		153,412,544

Beverages—0.8%
Anheuser-Busch Cos. LLC 6.450%, 09/01/37	880,000	1,192,301
Anheuser-Busch InBev Finance, Inc. 1.250%, 01/17/18	3,500,000	3,502,699
4.900%, 02/01/46	7,800,000	9,321,666
Coca-Cola Co. (The) 3.150%, 11/15/20	280,000	297,319
3.200%, 11/01/23	3,000,000	3,222,883
Pepsi Bottling Group, Inc. (The) 7.000%, 03/01/29	300,000	435,000
PepsiCo, Inc. 3.600%, 03/01/24	3,975,000	4,370,680
5.000%, 06/01/18	1,000,000	1,062,683

		23,405,231

Biotechnology—0.4%
Amgen, Inc. 5.700%, 02/01/19	850,000	929,970
6.150%, 06/01/18	1,650,000	1,778,360
Celgene Corp. 4.625%, 05/15/44	4,000,000	4,218,298

MSF-11

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Gilead Sciences, Inc. 3.650%, 03/01/26	3,000,000	$3,223,292

		10,149,920

Chemicals—0.6%
Dow Chemical Co. (The) 4.250%, 11/15/20	2,750,000	2,980,167
9.400%, 05/15/39	650,000	1,062,055
E. I. du Pont de Nemours & Co. 5.600%, 12/15/36	1,000,000	1,215,137
6.000%, 07/15/18	1,000,000	1,081,158
LyondellBasell Industries NV 4.625%, 02/26/55	4,400,000	4,355,067
Potash Corp. of Saskatchewan, Inc. 4.875%, 03/30/20	970,000	1,057,107
Praxair, Inc. 3.000%, 09/01/21	3,950,000	4,182,865

		15,933,556

Computers—0.6%
Apple, Inc. 2.250%, 02/23/21 (b)	3,000,000	3,080,484
2.400%, 05/03/23	2,072,000	2,115,576
4.450%, 05/06/44	2,944,000	3,284,080
HP, Inc. 4.650%, 12/09/21	3,600,000	3,938,845
International Business Machines Corp. 4.000%, 06/20/42 (b)	3,200,000	3,340,550
8.375%, 11/01/19	425,000	513,765

		16,273,300

Cosmetics/Personal Care—0.1%
Procter & Gamble Co. (The) 2.300%, 02/06/22	3,600,000	3,711,150
6.450%, 01/15/26	200,000	267,926

		3,979,076

Diversified Financial Services—1.0%
Air Lease Corp. 2.625%, 09/04/18	4,000,000	4,035,616
American Express Co. 7.000%, 03/19/18	3,000,000	3,235,736
Associates Corp. of North America 6.950%, 11/01/18	1,700,000	1,877,848
BlackRock, Inc. 3.500%, 03/18/24	3,800,000	4,141,879
GE Capital International Funding Co. 4.418%, 11/15/35	2,700,000	3,030,212
HSBC Finance Corp. 6.676%, 01/15/21	3,500,000	4,022,570
National Rural Utilities Cooperative Finance Corp. 10.375%, 11/01/18	2,900,000	3,425,266
Nomura Holdings, Inc. 6.700%, 03/04/20 (b)	1,325,000	1,520,957

Diversified Financial Services—(Continued)
Visa, Inc. 2.800%, 12/14/22	3,000,000	3,142,193

		28,432,277

Electric—1.7%
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	3,800,000	4,451,005
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	3,070,000	3,259,333
5.850%, 04/01/18	855,000	911,157
Dominion Resources, Inc. 6.400%, 06/15/18	1,750,000	1,887,960
DTE Electric Co. 3.700%, 03/15/45	4,000,000	4,198,615
Duke Energy Carolinas LLC 5.300%, 02/15/40	2,000,000	2,525,836
Duke Energy Corp. 3.050%, 08/15/22	4,000,000	4,167,386
Exelon Corp. 5.625%, 06/15/35	1,500,000	1,793,928
Florida Power & Light Co. 5.950%, 02/01/38	1,700,000	2,321,447
Georgia Power Co. 5.700%, 06/01/17	1,400,000	1,441,191
Northern States Power Co. 6.250%, 06/01/36	2,200,000	3,042,242
Ohio Power Co. 5.375%, 10/01/21	1,640,000	1,881,633
Oncor Electric Delivery Co. LLC 7.000%, 05/01/32	950,000	1,329,472
Pacific Gas & Electric Co. 5.400%, 01/15/40	3,320,000	4,188,120
PacifiCorp 2.950%, 02/01/22	2,800,000	2,924,730
PPL Capital Funding, Inc. 3.400%, 06/01/23	4,000,000	4,193,568
PSEG Power LLC 8.625%, 04/15/31	1,000,000	1,303,222

		45,820,845

Electrical Components & Equipment—0.1%
Emerson Electric Co. 4.875%, 10/15/19	1,800,000	1,975,496

Electronics—0.2%
Honeywell International, Inc. 5.000%, 02/15/19	2,000,000	2,174,426
Koninklijke Philips NV 5.750%, 03/11/18	900,000	956,322
Tyco Electronics Group S.A. 6.550%, 10/01/17	1,600,000	1,680,566

		4,811,314

Environmental Control—0.1%
Waste Management, Inc. 7.000%, 07/15/28	1,265,000	1,717,941

MSF-12

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—0.5%
ConAgra Foods, Inc. 5.819%, 06/15/17	1,000,000	$1,028,592
General Mills, Inc. 5.650%, 02/15/19	1,700,000	1,862,261
Kroger Co. (The) 3.300%, 01/15/21	3,900,000	4,117,480
Mondelez International, Inc. 5.375%, 02/10/20	1,800,000	2,012,286
Sysco Corp. 2.600%, 06/12/22	2,400,000	2,442,909
Unilever Capital Corp. 5.900%, 11/15/32	1,500,000	2,096,921

		13,560,449

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24	1,800,000	2,377,299

Gas—0.2%
Nisource Finance Corp. 4.800%, 02/15/44	4,000,000	4,479,495
Sempra Energy 6.150%, 06/15/18	900,000	971,150

		5,450,645

Healthcare-Products—0.5%
Abbott Laboratories 5.125%, 04/01/19	1,073,000	1,168,744
Becton Dickinson & Co. 4.685%, 12/15/44	3,500,000	3,973,893
Medtronic, Inc. 4.000%, 04/01/43	3,900,000	4,160,194
Thermo Fisher Scientific, Inc. 4.150%, 02/01/24	3,445,000	3,756,522

		13,059,353

Healthcare-Services—0.5%
Aetna, Inc. 2.750%, 11/15/22	3,000,000	3,041,815
Anthem, Inc. 5.850%, 01/15/36	1,800,000	2,208,078
Cigna Corp. 5.375%, 02/15/42	3,000,000	3,628,555
Laboratory Corp. of America Holdings 4.625%, 11/15/20	1,900,000	2,074,320
UnitedHealth Group, Inc. 3.750%, 07/15/25	3,600,000	3,950,932

		14,903,700

Household Products/Wares—0.0%
Kimberly-Clark Corp. 6.125%, 08/01/17	500,000	520,495

Insurance—1.0%
Aflac, Inc. 3.625%, 06/15/23	2,975,000	3,198,087
Allstate Corp. (The) 6.900%, 05/15/38	150,000	216,719
7.450%, 05/16/19	1,700,000	1,939,186
American International Group, Inc. 3.300%, 03/01/21 (b)	3,000,000	3,142,852
5.850%, 01/16/18	1,800,000	1,898,329
AXA S.A. 8.600%, 12/15/30	1,165,000	1,642,650
Berkshire Hathaway, Inc. 3.125%, 03/15/26	2,900,000	3,049,007
Chubb Corp. (The) 6.000%, 05/11/37	865,000	1,167,883
Chubb INA Holdings, Inc. 3.350%, 05/15/24	4,000,000	4,266,948
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41	780,000	948,443
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	4,000,000	4,304,137
Prudential Financial, Inc. 5.700%, 12/14/36	1,525,000	1,769,924

		27,544,165

Internet—0.2%
Amazon.com, Inc. 3.800%, 12/05/24	3,800,000	4,214,725

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36 (b)	1,100,000	1,065,625

Machinery-Construction & Mining—0.1%
Caterpillar, Inc. 7.900%, 12/15/18	1,757,000	1,998,780

Machinery-Diversified—0.1%
Deere & Co. 2.600%, 06/08/22	1,950,000	2,022,904

Media—1.0%
21st Century Fox America, Inc. 6.550%, 03/15/33	1,950,000	2,495,163
Comcast Corp. 4.650%, 07/15/42	3,670,000	4,224,282
5.650%, 06/15/35	1,500,000	1,922,395
6.950%, 08/15/37	3,400,000	4,938,232
Discovery Communications LLC 6.350%, 06/01/40	1,800,000	1,950,167
Historic TW, Inc. 6.875%, 06/15/18	1,800,000	1,963,242
Thomson Reuters Corp. 6.500%, 07/15/18	800,000	869,437
Time Warner Cable LLC 5.000%, 02/01/20	1,900,000	2,058,337
6.550%, 05/01/37	100,000	118,448

MSF-13

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	$492,401
Time Warner, Inc. 6.100%, 07/15/40	925,000	1,154,995
7.700%, 05/01/32	685,000	962,704
Viacom, Inc. 4.375%, 03/15/43	3,500,000	3,194,003
Walt Disney Co. (The) 2.750%, 08/16/21	1,930,000	2,029,641

		28,373,447

Mining—0.3%
Barrick North America Finance LLC 4.400%, 05/30/21	3,125,000	3,429,036
Newmont Mining Corp. 6.250%, 10/01/39	1,800,000	2,110,247
Rio Tinto Alcan, Inc. 6.125%, 12/15/33	1,751,000	2,013,208

		7,552,491

Miscellaneous Manufacturing—0.4%
General Electric Co. 3.375%, 03/11/24	2,900,000	3,141,719
5.250%, 12/06/17	1,800,000	1,887,143
5.300%, 02/11/21	1,915,000	2,195,441
6.750%, 03/15/32	1,250,000	1,753,381
7.500%, 08/21/35	100,000	149,424
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	1,200,000	1,219,386

		10,346,494

Multi-National—1.5%
Asian Development Bank 1.625%, 08/26/20	4,000,000	4,062,355
European Bank for Reconstruction & Development 1.000%, 06/15/18	3,564,000	3,567,349
European Investment Bank 1.625%, 06/15/17	1,975,000	1,985,671
2.500%, 10/15/24	3,800,000	4,020,910
4.000%, 02/16/21	1,700,000	1,889,384
4.875%, 02/15/36	3,700,000	5,123,955
5.125%, 05/30/17	1,750,000	1,798,982
Inter-American Development Bank 2.125%, 01/15/25	3,900,000	4,010,752
2.375%, 08/15/17	2,000,000	2,028,932
6.800%, 10/15/25	500,000	685,176
7.000%, 06/15/25	200,000	270,740
International Bank for Reconstruction & Development 2.125%, 03/03/25	3,000,000	3,086,482
7.625%, 01/19/23	2,970,000	4,057,416
8.875%, 03/01/26	535,000	836,053
International Finance Corp. 1.750%, 09/04/18	2,975,000	3,022,083

		40,446,240

Office/Business Equipment—0.1%
Xerox Corp. 6.350%, 05/15/18	2,550,000	2,703,000

Oil & Gas—1.7%
Anadarko Petroleum Corp. 6.375%, 09/15/17	2,445,000	2,549,059
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	382,147
BP Capital Markets plc 3.245%, 05/06/22	3,900,000	4,104,338
Canadian Natural Resources, Ltd. 6.250%, 03/15/38 (b)	1,800,000	2,009,492
Chevron Corp. 3.191%, 06/24/23	3,025,000	3,213,236
ConocoPhillips Canada Funding Co. I 5.950%, 10/15/36	1,550,000	1,860,167
ConocoPhillips Holding Co. 6.950%, 04/15/29	700,000	889,543
Devon Energy Corp. 6.300%, 01/15/19	850,000	921,906
Hess Corp. 8.125%, 02/15/19	1,630,000	1,874,500
Marathon Oil Corp. 6.600%, 10/01/37	2,000,000	2,061,651
Noble Energy, Inc. 3.900%, 11/15/24	4,200,000	4,298,187
Petroleos Mexicanos 6.625%, 06/15/35	3,400,000	3,422,232
Shell International Finance B.V. 1.875%, 05/10/21	5,000,000	4,991,528
4.300%, 09/22/19	1,000,000	1,077,337
4.375%, 05/11/45	1,900,000	2,053,813
Statoil ASA 3.250%, 11/10/24 (b)	3,100,000	3,279,699
6.700%, 01/15/18	300,000	319,913
Suncor Energy, Inc. 6.100%, 06/01/18	2,500,000	2,679,531
Total Capital International S.A. 2.700%, 01/25/23	3,000,000	3,095,680
XTO Energy, Inc. 6.500%, 12/15/18	1,600,000	1,776,222

		46,860,181

Oil & Gas Services—0.1%
Halliburton Co. 3.500%, 08/01/23	4,000,000	4,129,083

Pharmaceuticals—1.2%
AbbVie, Inc. 4.400%, 11/06/42	3,200,000	3,309,752
Actavis Funding SCS 2.350%, 03/12/18	3,900,000	3,946,738
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,248,969

MSF-14

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Express Scripts Holding Co. 4.500%, 02/25/26	2,700,000	$2,957,165
6.125%, 11/15/41	313,000	381,904
GlaxoSmithKline Capital, Inc. 6.375%, 05/15/38	2,100,000	3,029,471
Johnson & Johnson 5.950%, 08/15/37	910,000	1,327,287
6.950%, 09/01/29	250,000	366,690
Merck & Co., Inc. 2.400%, 09/15/22	4,000,000	4,109,132
6.550%, 09/15/37	1,000,000	1,434,696
Merck Sharp & Dohme Corp. 5.950%, 12/01/28	300,000	394,062
Novartis Capital Corp. 4.400%, 04/24/20 (b)	900,000	990,454
Sanofi 4.000%, 03/29/21	2,775,000	3,050,879
Teva Pharmaceutical Finance Netherlands III B.V. 2.800%, 07/21/23	3,000,000	3,005,047
Wyeth LLC 5.950%, 04/01/37	3,300,000	4,387,328

		33,939,574

Pipelines—0.9%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	276,991
Enbridge Energy Partners L.P. 5.875%, 10/15/25	3,000,000	3,435,741
Energy Transfer Partners L.P. 4.650%, 06/01/21	1,950,000	2,070,270
5.150%, 03/15/45	2,600,000	2,423,018
Enterprise Products Operating LLC 3.950%, 02/15/27	3,800,000	3,992,053
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	2,145,129
Plains All American Pipeline L.P. / PAA Finance Corp. 6.500%, 05/01/18	2,485,000	2,649,942
Tennessee Gas Pipeline Co. LLC 7.000%, 10/15/28	1,050,000	1,253,281
7.625%, 04/01/37	640,000	758,984
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	2,275,406
Williams Partners L.P. 5.250%, 03/15/20	3,575,000	3,850,990

		25,131,805

Real Estate Investment Trusts—0.5%
AvalonBay Communities, Inc. 6.100%, 03/15/20	860,000	975,814
Boston Properties L.P. 3.850%, 02/01/23	2,950,000	3,155,058
ERP Operating L.P. 5.750%, 06/15/17	900,000	927,154

Real Estate Investment Trusts—(Continued)
HCP, Inc. 5.375%, 02/01/21	2,591,000	2,874,211
Kimco Realty Corp. 6.875%, 10/01/19	550,000	628,104
Simon Property Group L.P. 3.300%, 01/15/26	3,800,000	4,001,454

		12,561,795

Retail—1.1%
Costco Wholesale Corp. 5.500%, 03/15/17	465,000	474,461
CVS Health Corp. 2.250%, 12/05/18	3,930,000	3,999,561
Home Depot, Inc. (The) 2.000%, 04/01/21	3,000,000	3,049,264
4.400%, 04/01/21	1,450,000	1,611,570
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,370,187
Macy’s Retail Holdings, Inc. 4.300%, 02/15/43	4,600,000	3,874,039
McDonald’s Corp. 3.700%, 01/30/26	6,000,000	6,456,798
5.350%, 03/01/18	885,000	935,662
Target Corp. 6.350%, 11/01/32	708,000	960,576
Wal-Mart Stores, Inc. 2.550%, 04/11/23	4,000,000	4,151,556
5.250%, 09/01/35	935,000	1,236,563
5.625%, 04/15/41	1,900,000	2,575,512
Walgreen Co. 5.250%, 01/15/19	225,000	242,185

		30,937,934

Semiconductors—0.2%
Intel Corp. 2.700%, 12/15/22	2,000,000	2,084,451
QUALCOMM, Inc. 3.450%, 05/20/25	4,000,000	4,215,515

		6,299,966

Software—0.9%
Adobe Systems, Inc. 4.750%, 02/01/20	2,200,000	2,417,000
Fidelity National Information Services, Inc. 2.850%, 10/15/18	4,000,000	4,100,749
Microsoft Corp. 2.000%, 11/03/20	3,000,000	3,061,226
3.125%, 11/03/25	5,100,000	5,423,513
4.200%, 06/01/19	2,700,000	2,910,708
Oracle Corp. 2.375%, 01/15/19	3,885,000	3,975,626
4.125%, 05/15/45	4,200,000	4,365,808

		26,254,630

MSF-15

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—1.6%
America Movil S.A.B. de C.V. 5.625%, 11/15/17 (b)	2,700,000	$2,824,687
AT&T Mobility LLC 7.125%, 12/15/31	100,000	138,312
AT&T, Inc. 2.450%, 06/30/20	4,100,000	4,173,081
5.000%, 03/01/21	2,600,000	2,905,528
5.500%, 02/01/18	3,500,000	3,686,944
5.800%, 02/15/19	1,700,000	1,864,416
6.300%, 01/15/38	1,300,000	1,611,573
British Telecommunications plc 9.375%, 12/15/30	1,000,000	1,617,151
Cisco Systems, Inc. 5.500%, 01/15/40	2,000,000	2,583,452
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,552,210
Orange S.A. 5.500%, 02/06/44	2,400,000	2,987,891
Rogers Communications, Inc. 6.800%, 08/15/18	800,000	876,261
Telefonica Emisiones S.A.U. 6.221%, 07/03/17	1,400,000	1,449,095
Verizon Communications, Inc. 4.600%, 04/01/21	2,400,000	2,669,073
5.150%, 09/15/23 (b)	3,510,000	4,079,284
6.100%, 04/15/18	1,600,000	1,715,112
6.550%, 09/15/43	3,304,000	4,475,362
Verizon New York, Inc. 7.375%, 04/01/32	500,000	618,619
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,624,163

		44,452,214

Transportation—0.4%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	3,900,000	4,289,141
CSX Corp. 6.150%, 05/01/37	1,600,000	2,092,008
7.900%, 05/01/17	500,000	519,279
FedEx Corp. 8.000%, 01/15/19	675,000	770,430
Norfolk Southern Corp. 3.000%, 04/01/22	1,911,000	1,996,745
5.590%, 05/17/25	28,000	33,695
Union Pacific Corp. 6.625%, 02/01/29	1,200,000	1,647,571
United Parcel Service, Inc. 5.125%, 04/01/19	760,000	831,745

		12,180,614

Total Corporate Bonds & Notes (Cost $727,693,493)		760,737,066

Foreign Government—1.9%
Security Description	Principal Amount*	Value

Banks—0.6%
KFW 0.875%, 04/19/18	3,500,000	3,497,660
1.500%, 02/06/19	5,000,000	5,049,445
1.625%, 03/15/21	3,500,000	3,541,134
Landwirtschaftliche Rentenbank 2.000%, 01/13/25	3,500,000	3,565,782

		15,654,021

Electric—0.0%
Hydro-Quebec 8.400%, 01/15/22	1,000,000	1,303,627

Provincial—0.3%
Province of British Columbia Canada 2.000%, 10/23/22	1,970,000	2,010,636
Province of Nova Scotia Canada 9.250%, 03/01/20	250,000	310,000
Province of Ontario Canada 2.450%, 06/29/22	4,000,000	4,157,524
4.400%, 04/14/20	2,100,000	2,316,045
Province of Quebec Canada 7.500%, 07/15/23	350,000	463,335

		9,257,540

Sovereign—1.0%
Canada Government International Bond 1.625%, 02/27/19	4,000,000	4,066,757
Colombia Government International Bond 8.125%, 05/21/24	1,500,000	1,978,302
Mexico Government International Bonds 5.750%, 10/12/10	4,100,000	4,377,879
6.750%, 09/27/34	1,050,000	1,402,820
8.000%, 09/24/22	2,200,000	2,826,352
Panama Government International Bond 5.200%, 01/30/20	1,370,000	1,517,853
Peruvian Government International Bond 8.750%, 11/21/33 (b)	1,450,000	2,357,291
Philippine Government International Bond 5.000%, 01/13/37	1,740,000	2,240,250
Republic of Korea 7.125%, 04/16/19	4,900,000	5,608,937

		26,376,441

Total Foreign Government (Cost $50,415,110)		52,591,629

Mortgage-Backed Securities—1.1%

Commercial Mortgage-Backed Securities—1.1%
Commercial Mortgage Trust 3.838%, 09/10/47	3,800,000	4,166,548
3.902%, 07/10/50	1,835,000	2,015,821
6.007%, 12/10/49 (a)	2,175,941	2,226,561

MSF-16

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,835,000	$1,947,467
GS Mortgage Securities Trust 3.135%, 06/10/46	2,935,000	3,089,293
3.377%, 05/10/45	2,750,000	2,942,995
4.243%, 08/10/46	966,000	1,086,383
JPMBB Commercial Mortgage Securities Trust 3.598%, 11/15/48	3,900,000	4,231,344
JPMorgan Chase Commercial Mortgage Securities Trust 5.420%, 01/15/49	1,172,723	1,181,454
5.440%, 06/12/47	535,048	537,767
Morgan Stanley Bank of America Merrill Lynch Trust 3.732%, 05/15/48	3,750,000	4,106,663
Morgan Stanley Capital Trust 5.809%, 12/12/49	1,877,020	1,930,061
6.103%, 06/11/49 (a)	980,984	1,007,118
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	1,108,502

Total Mortgage-Backed Securities (Cost $30,801,063)		31,577,977

Municipals—0.8%
Los Angeles Community College District, Build America Bonds 6.750%, 08/01/49	2,210,000	3,507,315
Los Angeles, Unified School District, Build America Bonds 6.758%, 07/01/34	2,160,000	3,132,907
Municipal Electric Authority of Georgia, Build America Bonds 6.637%, 04/01/57	2,000,000	2,699,860
New Jersey State Turnpike Authority, Build America Bonds 7.414%, 01/01/40	3,500,000	5,480,370
Oregon School Boards Association, Build America Bonds 5.680%, 06/30/28	1,900,000	2,387,293
State of California, Build America Bonds 7.300%, 10/01/39	2,000,000	3,037,560
State of Illinois, Build America Bonds 5.100%, 06/01/33	1,230,000	1,185,720

Total Municipals (Cost $17,306,179)		21,431,025

Asset-Backed Securities—0.4%

Asset-Backed - Automobile—0.2%
Capital Auto Receivables Asset Trust 1.610%, 06/20/19	830,000	833,566
1.940%, 01/21/20	2,000,000	2,017,400
CarMax Auto Owner Trust 0.970%, 04/16/18	353,356	353,393

Asset-Backed - Automobile—(Continued)
Nissan Auto Receivables Owner Trust 0.750%, 07/15/19	541,335	540,884
Volkswagen Auto Loan Enhanced Trust 0.950%, 04/22/19	1,063,441	1,060,895

		4,806,138

Asset-Backed - Credit Card—0.2%
Capital One Multi-Asset Execution Trust 5.750%, 07/15/20	1,960,000	2,046,632
Citibank Credit Card Issuance Trust 2.880%, 01/23/23	4,924,000	5,207,622

		7,254,254

Asset-Backed - Home Equity—0.0%
Centex Home Equity Loan Trust 4.250%, 12/25/31	54,794	54,805

Total Asset-Backed Securities (Cost $11,994,302)		12,115,197

Short-Term Investments—1.4%

Discount Notes—1.4%
Federal Home Loan Bank 0.174%, 10/07/16 (c)	1,900,000	1,899,937
0.187%, 10/12/16 (c)	1,800,000	1,799,889
0.192%, 10/19/16 (c)	4,200,000	4,199,580
0.213%, 10/05/16 (c)	18,600,000	18,599,458
0.213%, 10/21/16 (c)	3,200,000	3,199,609
0.228%, 11/14/16 (c)	1,000,000	999,719
0.230%, 10/11/16 (c)	4,800,000	4,799,667
0.254%, 11/25/16 (c)	2,300,000	2,299,104

Total Short-Term Investments (Cost $37,796,963)		37,796,963

Securities Lending Reinvestments (d)—0.7%

Certificates of Deposit—0.1%
Abbey National Treasury Services 0.440%, 10/03/16	500,000	500,000
Bank of Montreal 0.500%, 10/24/16	250,000	250,000
Bank of Nova Scotia 0.750%, 10/19/16	100,000	100,011
DZ Bank AG 0.950%, 01/03/17	250,000	250,000
KBC Bank NV Zero Coupon, 12/27/16	200,000	199,722
1.000%, 01/04/17	250,000	250,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	250,000	250,000
National Bank of Canada 0.420%, 10/06/16	100,000	100,000
0.480%, 10/28/16	200,000	199,999

MSF-17

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Norinchukin Bank 0.480%, 10/24/16	200,000	$200,000
Standard Chartered Bank New York 0.910%, 12/16/16	700,000	700,054
Swedbank 0.350%, 10/03/16	250,000	249,999

		3,249,785

Commercial Paper—0.1%
Albion Capital Corp. 0.720%, 10/25/16	100,000	99,968
Charta LLC 0.880%, 12/22/16	100,000	99,809
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	200,000	199,892
Credit Suisse AG 0.971%, 10/19/16	200,000	199,998
Kells Funding LLC 1.040%, 01/19/17	700,000	697,922
LMA S.A. & LMA Americas 0.580%, 10/17/16	50,000	49,988
Manhattan Asset Funding 0.740%, 11/28/16	250,000	249,752
Ridgefield Funding Co. LLC 0.650%, 10/26/16	100,000	99,949
Victory Receivables Corp. 1.050%, 01/04/17	250,000	249,366

		1,946,644

Repurchase Agreements—0.5%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $1,700,132 on 10/03/16, collateralized by $1,606,526 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $1,734,000.	1,700,000	1,700,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $1,700,118 on 10/03/16, collateralized by $1,668,930 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $1,734,002.	1,700,000	1,700,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $500,021 on 10/03/16, collateralized by $486,096 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $510,000.	500,000	500,000

Repurchase Agreements—(Continued)
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $500,019 on 10/03/16, collateralized by $394,400 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $510,007.	500,000	500,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $1,900,152 on 10/03/16, collateralized by $1,813,890 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $1,938,811.	1,900,000	1,900,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $502,715 on 10/03/16, collateralized by $415,319 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $512,749.	502,695	502,695
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $2,000,117 on 10/03/16, collateralized by $3,199,122 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $2,040,119.	2,000,000	2,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $2,500,180 on 10/04/16, collateralized by $2,404,435 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $2,550,000.	2,500,000	2,500,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $1,000,043 on 10/03/16, collateralized by $1,411,875 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $1,020,000.	1,000,000	1,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,000,038 on 10/03/16, collateralized by $936,180 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,020,021.	1,000,000	1,000,000

		13,302,695

MSF-18

Metropolitan Series Fund

Barclays Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.0%
ANZ London 0.420%, 10/03/16	75,857	$75,857
DBS Bank Limited, Singapore 0.380%, 10/04/16	300,000	300,000
Den Norske Bank, Oslo 0.400%, 10/03/16	100,000	100,000
Royal Bank of Canada 0.280%, 10/03/16	200,000	200,000

		675,857

Total Securities Lending Reinvestments (Cost $19,174,583)		19,174,981

Total Investments—100.9% (Cost $2,648,870,094) (e)		2,781,706,708
Other assets and liabilities (net)—(0.9)%		(24,796,862)

Net Assets—100.0%		$2,756,909,846

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $17,979,354 and the collateral received consisted of cash in the amount of $18,674,280. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(e)	As of September 30, 2016, the aggregate cost of investments was $2,648,870,094. The aggregate unrealized appreciation and depreciation of investments were $148,513,155 and $(15,676,541), respectively, resulting in net unrealized appreciation of $132,836,614.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,846,281,870	$—	$1,846,281,870
Total Corporate Bonds & Notes*	—	760,737,066	—	760,737,066
Total Foreign Government*	—	52,591,629	—	52,591,629
Total Mortgage-Backed Securities*	—	31,577,977	—	31,577,977
Total Municipals	—	21,431,025	—	21,431,025
Total Asset-Backed Securities*	—	12,115,197	—	12,115,197
Total Short-Term Investments*	—	37,796,963	—	37,796,963
Securities Lending Reinvestments
Certificates of Deposit	—	3,249,785	—	3,249,785
Commercial Paper	—	1,946,644	—	1,946,644
Repurchase Agreements	—	13,302,695	—	13,302,695
Time Deposits	—	675,857	—	675,857
Total Securities Lending Reinvestments	—	19,174,981	—	19,174,981
Total Investments	$—	$2,781,706,708	$—	$2,781,706,708

Collateral for Securities Loaned (Liability)	$—	$(18,674,280)	$—	$(18,674,280)

*	See Schedule of Investments for additional detailed categorizations.

MSF-19

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—54.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—32.5%
Fannie Mae 15 Yr. Pool 2.500%, 01/01/30	1,676,475	$1,741,374
2.500%, 07/01/30	479,311	497,746
2.500%, 08/01/30	3,929,550	4,079,210
2.500%, 09/01/30	2,097,743	2,178,541
2.500%, 11/01/30	4,227,407	4,387,350
3.000%, 11/01/28	4,498,125	4,748,051
3.000%, 12/01/28	1,267,153	1,338,219
3.000%, 01/01/29	512,670	541,509
3.000%, 04/01/29	1,771,548	1,870,252
3.000%, 05/01/29	2,840,213	2,997,484
3.000%, 08/01/29	3,172,918	3,342,245
3.000%, 09/01/29	1,036,109	1,094,865
3.000%, 03/01/30	1,556,883	1,645,352
3.000%, 04/01/30	1,328,900	1,403,031
3.000%, 05/01/30	1,889,036	1,995,374
3.000%, 07/01/30	9,395,244	9,920,740
3.000%, 08/01/30	7,860,537	8,299,054
3.000%, 09/01/30	2,981,738	3,148,994
3.500%, 11/01/25	2,002,359	2,130,802
3.500%, 08/01/26	1,518,539	1,601,259
3.500%, 08/01/28	1,029,433	1,099,352
3.500%, 10/01/28	4,312,404	4,603,465
3.500%, 11/01/28	5,310,117	5,669,963
3.500%, 02/01/29	10,919,555	11,649,552
3.500%, 04/01/29	2,304,551	2,460,962
3.500%, 05/01/29	5,283,697	5,624,054
3.500%, 06/01/29	3,218,372	3,436,610
3.500%, 07/01/29	12,159,158	12,993,639
3.500%, 09/01/29	318,555	341,488
3.500%, 12/01/29	14,894,954	15,958,955
3.500%, 08/01/30	1,438,528	1,546,182
4.000%, 01/01/25	12,908	13,331
4.000%, 02/01/25	4,079,298	4,296,716
4.000%, 09/01/25	741,736	786,621
4.000%, 10/01/25	2,223,691	2,362,421
4.000%, 01/01/26	658,458	698,888
4.000%, 04/01/26	465,685	494,815
4.000%, 07/01/26	1,825,763	1,938,253
4.000%, 08/01/26	991,528	1,052,965
4.500%, 12/01/20	890,827	921,762
4.500%, 02/01/25	700,127	742,960
4.500%, 04/01/25	140,167	148,744
4.500%, 07/01/25	516,624	548,245
4.500%, 06/01/26	3,201,798	3,427,232
Fannie Mae 20 Yr. Pool 5.000%, 05/01/23	3,516	3,902
Fannie Mae 30 Yr. Pool 3.000%, 12/01/42	9,529,362	9,973,715
3.000%, 01/01/43	6,425,364	6,718,922
3.000%, 02/01/43	3,056,987	3,200,992
3.000%, 03/01/43	24,662,792	25,740,895
3.000%, 04/01/43	16,999,585	17,751,915
3.000%, 05/01/43	22,809,736	23,869,723
3.000%, 06/01/43	2,889,215	3,029,217
3.000%, 06/01/46	955,640	1,000,899

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 08/01/46	104,341	108,543
3.000%, 09/01/46	2,394,986	2,507,194
3.500%, 01/01/42	220,343	235,745
3.500%, 04/01/42	81,116	87,435
3.500%, 06/01/42	993,893	1,066,238
3.500%, 10/01/42	415,153	447,490
3.500%, 12/01/42	205,882	221,915
3.500%, 01/01/43	1,384,071	1,489,519
3.500%, 02/01/43	1,912,404	2,043,114
3.500%, 03/01/43	4,981,700	5,348,976
3.500%, 04/01/43	88,392	95,083
3.500%, 07/01/43	14,387,465	15,432,428
3.500%, 08/01/43	9,594,607	10,270,571
3.500%, 09/01/43	156,962	168,426
3.500%, 10/01/43	192,871	207,774
3.500%, 11/01/43	1,541,221	1,646,944
3.500%, 01/01/44	2,127,284	2,286,751
3.500%, 06/01/44	425,523	456,730
3.500%, 07/01/44	369,585	397,528
3.500%, 08/01/44	2,883,151	3,103,694
3.500%, 09/01/44	779,161	839,700
3.500%, 10/01/44	1,002,897	1,069,866
3.500%, 05/01/45	891,094	950,535
3.500%, 06/01/45	1,567,485	1,671,667
3.500%, 10/01/45	3,508,433	3,741,488
3.500%, 11/01/45	1,971,849	2,117,948
3.500%, 12/01/45	993,329	1,066,893
3.500%, 04/01/46	10,000,178	10,550,059
3.500%, 06/01/46	18,727,000	19,763,743
3.500%, 07/01/46	13,132,207	13,859,321
4.000%, 08/01/33	1,621,058	1,741,509
4.000%, 06/01/39	1,204,711	1,296,166
4.000%, 12/01/39	120,777	129,751
4.000%, 07/01/40	1,549,930	1,665,096
4.000%, 08/01/40	2,814,413	3,025,751
4.000%, 10/01/40	7,252,092	7,894,994
4.000%, 11/01/40	510,713	550,050
4.000%, 12/01/40	2,612,358	2,813,476
4.000%, 04/01/41	258,435	278,337
4.000%, 09/01/41	6,896,897	7,429,891
4.000%, 10/01/41	431,028	463,055
4.000%, 12/01/41	1,592,252	1,755,937
4.000%, 02/01/42	3,827,434	4,125,706
4.000%, 05/01/42	1,616,886	1,763,908
4.000%, 06/01/42	923,733	994,233
4.000%, 07/01/42	5,976,376	6,567,437
4.000%, 08/01/42	499,787	538,532
4.000%, 09/01/42	1,184,531	1,275,932
4.000%, 12/01/42	3,304,619	3,607,360
4.000%, 01/01/43	1,467,759	1,580,500
4.000%, 10/01/43	1,093,523	1,178,006
4.000%, 11/01/43	4,775,731	5,267,203
4.000%, 01/01/44	3,509,108	3,870,207
4.000%, 02/01/44	3,245,719	3,579,304
4.000%, 05/01/44	4,874,942	5,375,968

MSF-20

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 07/01/44	1,614,925	$1,740,283
4.000%, 10/01/44	6,723,591	7,271,117
4.000%, 11/01/44	1,960,805	2,106,501
4.000%, 12/01/44	6,671,982	7,313,762
4.000%, 01/01/45	2,628,470	2,898,796
4.000%, 02/01/45	2,084,338	2,267,732
4.000%, 03/01/45	1,347,518	1,472,971
4.000%, 04/01/45	1,172,795	1,289,125
4.000%, 05/01/45	1,246,245	1,345,521
4.000%, 06/01/45	1,741,591	1,870,998
4.000%, 07/01/45	9,347,587	10,042,757
4.000%, 08/01/45	1,315,024	1,413,391
4.000%, 09/01/45	4,816,721	5,175,730
4.000%, 10/01/45	22,071,349	24,044,645
4.000%, 11/01/45	8,995,352	9,723,127
4.000%, 12/01/45	15,217,140	16,478,378
4.000%, 01/01/46	7,400,916	7,993,416
4.000%, 02/01/46	4,643,317	5,028,726
4.000%, 03/01/46	44,524,295	47,836,073
4.000%, 04/01/46	1,525,001	1,640,387
4.000%, 05/01/46	1,999,999	2,148,607
4.000%, 08/01/46	28,505	30,624
4.000%, 09/01/46	9,397,867	10,096,168
4.500%, 08/01/39	2,243,299	2,460,879
4.500%, 11/01/39	480,049	534,255
4.500%, 01/01/40	57,723	64,080
4.500%, 04/01/40	143,084	158,685
4.500%, 05/01/40	350,871	386,726
4.500%, 06/01/40	354,914	389,417
4.500%, 07/01/40	655,777	718,857
4.500%, 08/01/40	4,647,259	5,108,609
4.500%, 11/01/40	1,333,973	1,462,710
4.500%, 07/01/41	392,137	430,447
4.500%, 08/01/41	196,068	214,775
4.500%, 09/01/41	1,265,481	1,391,853
4.500%, 01/01/42	276,354	303,023
4.500%, 06/01/42	167,303	183,266
4.500%, 08/01/42	1,493,868	1,637,318
4.500%, 09/01/42	4,500,289	4,929,673
4.500%, 09/01/43	1,330,538	1,461,715
4.500%, 10/01/43	2,005,461	2,199,370
4.500%, 12/01/43	2,849,130	3,124,448
4.500%, 01/01/44	4,597,900	5,085,946
4.500%, 10/01/45	3,635,042	4,080,428
4.500%, 11/01/45	6,587,420	7,401,601
4.500%, 06/01/46	4,099,244	4,564,901
5.000%, 11/01/32	9,798	10,873
5.000%, 06/01/39	31,717,529	35,554,169
5.000%, 04/01/41	58,778	65,507
5.000%, 07/01/41	644,999	718,009
5.000%, 08/01/41	722,269	806,496
5.000%, 01/01/42	54,062	60,004
5.500%, 11/01/32	1,741,689	1,978,035
5.500%, 12/01/32	280,164	318,425
5.500%, 01/01/33	1,037,402	1,172,208

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 12/01/33	366,497	416,594
5.500%, 05/01/34	2,929,409	3,331,633
5.500%, 08/01/37	3,024,018	3,440,690
5.500%, 02/01/38	433,415	496,217
5.500%, 03/01/38	327,384	373,600
5.500%, 04/01/38	278,852	313,899
5.500%, 06/01/38	424,102	485,234
5.500%, 12/01/38	521,307	586,827
5.500%, 08/01/39	473,722	536,766
5.500%, 04/01/40	131,645	148,733
5.500%, 04/01/41	509,909	577,470
5.500%, TBA (a)	5,258,000	5,925,109
6.000%, 02/01/34	328,186	381,876
6.000%, 08/01/34	246,352	286,145
6.000%, 04/01/35	3,867,428	4,497,769
6.000%, 06/01/36	581,298	678,165
6.000%, 02/01/38	774,757	898,367
6.000%, 03/01/38	282,033	328,196
6.000%, 05/01/38	902,557	1,050,359
6.000%, 10/01/38	1,115,366	1,283,186
6.000%, 12/01/38	332,019	384,839
6.000%, 04/01/40	3,540,833	4,062,259
6.000%, 09/01/40	365,676	418,881
6.000%, 06/01/41	780,242	894,824
6.500%, 05/01/40	5,205,077	6,004,142
Fannie Mae ARM Pool 2.814%, 03/01/41 (b)	568,290	602,182
2.945%, 03/01/41 (b)	375,008	396,325
3.022%, 08/01/38 (b)	734,696	778,425
3.157%, 12/01/40 (b)	1,046,559	1,099,779
3.384%, 06/01/41 (b)	2,013,243	2,118,373
3.536%, 09/01/41 (b)	1,453,642	1,534,860
Fannie Mae Pool 2.500%, 05/01/26	900,000	927,466
2.540%, 08/01/28	798,899	821,960
2.690%, 04/01/25	480,000	501,932
4.000%, 01/01/41	719,065	778,622
Fannie Mae REMICS (CMO) 5.000%, 04/25/35	125,062	133,668
Fannie Mae-ACES 0.242%, 08/25/24 (b) (c)	117,296,607	1,217,621
Freddie Mac 15 Yr. Gold Pool 2.500%, 08/01/29	1,641,866	1,705,986
2.500%, 12/01/29	454,875	472,474
2.500%, 05/01/30	1,525,422	1,582,964
2.500%, 07/01/30	1,045,519	1,085,722
2.500%, 08/01/30	2,996,521	3,112,615
2.500%, 09/01/30	3,858,181	4,004,596
2.500%, TBA (a)	8,077,000	8,367,267
3.000%, 01/01/30	1,248,989	1,318,082
3.000%, 04/01/30	5,820,706	6,153,043
3.000%, 05/01/30	954,367	1,009,616
3.000%, 06/01/30	39,703	41,964
3.000%, 07/01/30	2,184,922	2,307,372
3.000%, 08/01/30	3,277,659	3,464,066

MSF-21

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
3.000%, TBA (a)	6,632,000	$6,966,061
3.500%, TBA (a)	7,978,000	8,425,696
Freddie Mac 30 Yr. Gold Pool 3.000%, 01/01/43	2,233,017	2,332,817
3.000%, 03/01/43	5,073,190	5,283,030
3.000%, 07/01/43	14,621,726	15,333,519
3.000%, TBA (a)	15,289,000	15,887,421
3.500%, 04/01/42	2,321,377	2,496,540
3.500%, 08/01/42	1,846,432	1,987,563
3.500%, 10/01/42	231,294	246,002
3.500%, 02/01/43	483,911	521,971
3.500%, 07/01/43	3,423,076	3,700,346
3.500%, 12/01/43	2,058,832	2,225,203
3.500%, 01/01/44	667,029	720,297
3.500%, 04/01/44	176,304	189,955
3.500%, 05/01/44	712,223	767,933
3.500%, 06/01/44	189,797	204,433
3.500%, 07/01/44	149,739	161,803
3.500%, 08/01/44	659,156	710,092
3.500%, 09/01/44	1,156,793	1,247,516
3.500%, 09/01/45	244,425	263,616
3.500%, 10/01/45	13,993,835	14,938,675
3.500%, 05/01/46	6,562,356	6,923,082
3.500%, 06/01/46	6,627,485	6,993,315
3.500%, TBA (a)	32,297,000	34,031,703
4.000%, 08/01/40	485,842	523,158
4.000%, 10/01/40	197,464	215,113
4.000%, 11/01/40	930,636	1,012,009
4.000%, 04/01/41	24,234	26,094
4.000%, 10/01/41	841,335	916,640
4.000%, 09/01/43	572,482	628,012
4.000%, 04/01/44	1,270,124	1,384,314
4.000%, 08/01/44	4,533,771	4,985,451
4.000%, 02/01/45	463,599	505,703
4.000%, 09/01/45	1,953,306	2,132,276
4.000%, 10/01/45	6,665,061	7,174,855
4.000%, 12/01/45	862,739	939,084
4.000%, 01/01/46	418,788	449,716
4.000%, TBA (a)	25,293,000	27,100,066
4.500%, 02/01/39	1,909,774	2,090,099
4.500%, 08/01/39	1,625,307	1,786,742
4.500%, 12/01/39	393,849	431,456
4.500%, 07/01/40	126,456	139,017
4.500%, 05/01/41	2,629,653	2,891,019
4.500%, 05/01/42	2,456,577	2,695,703
4.500%, 10/01/43	1,155,871	1,268,903
4.500%, 12/01/43	3,032,818	3,348,423
4.500%, 04/01/44	1,460,664	1,603,498
4.500%, 09/01/44	4,600,464	5,042,369
5.000%, 10/01/41	990,555	1,098,722
5.000%, 11/01/41	9,021,378	10,017,441
5.500%, 09/01/39	295,560	331,688
5.500%, 01/01/40	326,234	365,999
5.500%, 07/01/40	414,565	465,424
5.500%, 06/01/41	3,851,080	4,355,007

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac ARM Non-Gold Pool 2.998%, 02/01/41 (b)	907,749	960,608
Freddie Mac Multifamily Structured Pass-Through Certificates 1.503%, 03/25/26 (b) (c)	10,374,086	1,078,848
2.673%, 03/25/26	695,000	727,173
2.770%, 05/25/25	1,110,000	1,164,225
3.205%, 03/25/25	370,000	403,469
3.334%, 08/25/25 (b)	570,000	627,521
3.527%, 10/25/23 (b)	550,000	609,229
3.531%, 07/25/23 (b)	500,000	553,497
FREMF Mortgage Trust 3.724%, 06/25/48 (144A) (b)	658,000	654,368
3.908%, 10/25/48 (144A) (b)	400,000	397,610
4.189%, 02/25/26 (144A) (b)	775,000	785,574
Ginnie Mae I 30 Yr. Pool 3.000%, TBA (a)	6,519,000	6,826,317
3.500%, 02/15/42	256,224	272,572
3.500%, 04/15/42	491,428	530,944
3.500%, 05/15/42	437,637	473,787
3.500%, 08/15/42	686,346	742,768
3.500%, 11/15/42	441,531	469,657
3.500%, 12/15/42	1,437,257	1,555,171
3.500%, 01/15/43	617,707	662,637
3.500%, 02/15/43	974,203	1,048,881
3.500%, 03/15/43	533,777	572,659
3.500%, 04/15/43	2,003,618	2,168,196
3.500%, 05/15/43	3,482,592	3,752,634
3.500%, 06/15/43	883,524	944,376
3.500%, 07/15/43	2,946,680	3,188,097
4.000%, 01/15/41	2,148,602	2,316,463
4.000%, 03/15/41	1,579,538	1,698,107
4.000%, 12/15/41	26,676	28,682
4.000%, 05/15/42	147,822	158,986
4.000%, TBA (a)	4,542,000	4,881,848
4.500%, 02/15/42	16,550,159	18,305,186
5.000%, 12/15/38	458,617	513,955
5.000%, 07/15/39	1,289,957	1,449,931
5.000%, 12/15/40	1,537,283	1,722,847
5.500%, 04/15/33	41,530	47,570
6.500%, 04/15/33	50,960	58,768
8.500%, 01/15/17	267	267
8.500%, 05/15/17	90	90
8.500%, 05/15/22	981	1,022
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (a)	65,154,000	68,253,904
3.500%, 12/20/41	5,795,467	6,176,747
3.500%, 10/20/42	590,120	628,459
3.500%, 01/20/43	522,444	556,387
3.500%, 04/20/43	442,912	471,688
3.500%, 04/20/46	7,433,130	7,903,659
3.500%, TBA (a)	87,455,000	92,886,778
4.000%, 09/20/40	155,911	167,754
4.000%, 10/20/40	292,366	314,573
4.000%, 12/20/40	4,197,428	4,516,243
4.000%, 01/20/41	3,161,066	3,407,696

MSF-22

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 02/20/41	56,115	$60,493
4.000%, 07/20/43	288,280	310,135
4.000%, 08/20/44	1,179,917	1,291,657
4.000%, TBA (a)	34,238,000	36,686,818
4.500%, 12/20/39	133,733	146,391
4.500%, 01/20/40	163,908	179,422
4.500%, 02/20/40	130,631	142,995
4.500%, 05/20/40	9,101	9,964
4.500%, 08/20/40	322,934	353,628
4.500%, 05/20/41	17,286,561	18,936,471
4.500%, 06/20/41	1,686,574	1,847,554
4.500%, 07/20/41	1,051,897	1,152,299
4.500%, 11/20/41	155,355	170,626
4.500%, 11/20/44	408,976	441,793
5.000%, 10/20/33	1,330,280	1,495,183
5.000%, 10/20/39	488,472	545,946
Government National Mortgage Association 0.825%, 08/16/41 (c)	6,664,262	145,430
0.876%, 02/16/53 (b) (c)	21,655,097	1,247,143
1.000%, 02/16/39 (c)	9,123,743	175,718
1.010%, 08/16/58 (b) (c)	3,933,587	321,743
1.059%, 01/16/49 (b) (c)	10,237,295	626,353
1.074%, 05/16/58 (b) (c)	2,779,336	237,534
1.127%, 04/16/58 (b) (c) (d)	4,220,000	370,420
1.150%, 12/16/57 (b) (c) (d)	4,300,000	382,301

		1,282,033,772

U.S. Treasury—21.6%
U.S. Treasury Bonds 2.500%, 02/15/46	5,335,000	5,514,224
2.500%, 05/15/46 (e)	23,315,400	24,131,439
3.000%, 11/15/45 (f)	54,868,000	62,605,266
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/21 (g)	84,605,992	86,372,481
0.125%, 07/15/26 (g)	20,029,800	20,248,746
0.625%, 01/15/26 (g)	40,420,020	42,510,139
U.S. Treasury Notes 0.750%, 07/31/18 (e)	75,000,000	74,979,525
0.750%, 02/15/19 (e)	112,406,000	112,190,855
1.125%, 06/30/21	102,376,000	102,256,015
1.125%, 07/31/21 (e)	51,863,000	51,788,058
1.125%, 08/31/21 (e)	75,084,500	75,008,214
1.375%, 06/30/23	30,570,000	30,516,258
1.500%, 08/15/26	9,845,000	9,749,238
1.625%, 04/30/23	25,023,000	25,387,585
1.625%, 02/15/26	14,866,800	14,892,356
1.625%, 05/15/26	2,388,000	2,391,171
2.000%, 08/15/25	37,229,000	38,526,207
2.250%, 11/15/25	69,815,200	73,698,670

		852,766,447

Total U.S. Treasury & Government Agencies (Cost $2,106,666,068)		2,134,800,219

Corporate Bonds & Notes—30.9%
Security Description	Principal Amount*	Value

Advertising—0.1%
Interpublic Group of Cos., Inc. (The) 3.750%, 02/15/23	1,191,000	1,244,127
4.000%, 03/15/22	1,468,000	1,568,712
Omnicom Group, Inc. 3.650%, 11/01/24	750,000	796,986

		3,609,825

Aerospace/Defense—0.4%
BAE Systems Holdings, Inc. 2.850%, 12/15/20 (144A)	699,000	715,477
3.850%, 12/15/25 (144A)	454,000	482,771
4.750%, 10/07/44 (144A)	132,000	145,953
Boeing Co. (The) 2.200%, 10/30/22	222,000	225,635
2.350%, 10/30/21	844,000	871,936
2.600%, 10/30/25	316,000	325,952
Harris Corp. 2.700%, 04/27/20	706,000	719,195
4.854%, 04/27/35	1,855,000	2,037,669
5.054%, 04/27/45	299,000	342,435
Lockheed Martin Corp. 3.100%, 01/15/23	299,000	315,308
3.550%, 01/15/26	815,000	880,679
3.600%, 03/01/35	1,121,000	1,149,037
4.070%, 12/15/42	380,000	407,067
4.500%, 05/15/36	323,000	367,557
4.700%, 05/15/46	527,000	626,140
Northrop Grumman Corp. 3.850%, 04/15/45	1,295,000	1,343,671
United Technologies Corp. 1.778%, 05/04/18	3,052,000	3,068,633
4.150%, 05/15/45	836,000	925,362

		14,950,477

Agriculture—0.6%
Altria Group, Inc. 2.625%, 01/14/20	1,684,000	1,742,093
2.850%, 08/09/22	1,218,000	1,271,764
3.875%, 09/16/46	2,828,000	2,933,911
4.250%, 08/09/42	211,000	228,288
5.375%, 01/31/44	1,639,000	2,063,550
Philip Morris International, Inc. 1.125%, 08/21/17	3,344,000	3,342,314
2.750%, 02/25/26	6,002,000	6,156,954
4.125%, 03/04/43	1,129,000	1,214,272
4.875%, 11/15/43	1,032,000	1,240,911
Reynolds American, Inc. 2.300%, 06/12/18	1,321,000	1,340,209
3.250%, 06/12/20	561,000	590,211

		22,124,477

Airlines—0.3%
American Airlines Group, Inc. 4.625%, 03/01/20 (144A) (h)	2,214,000	2,236,140

MSF-23

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
American Airlines Pass-Through Trust 3.375%, 05/01/27	3,500,179	$3,587,684
Southwest Airlines Co. 2.650%, 11/05/20	1,550,000	1,590,697
2.750%, 11/06/19	1,032,000	1,064,638
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	1,239,549	1,183,769
United Airlines Pass-Through Trust 4.750%, 04/11/22	379,793	388,338

		10,051,266

Apparel—0.0%
BiSoho SAS 5.875%, 05/01/23 (EUR)	100,000	119,025
NIKE, Inc. 3.875%, 11/01/45	1,192,000	1,306,706

		1,425,731

Auto Manufacturers—1.3%
Daimler Finance North America LLC 2.450%, 05/18/20 (144A)	3,587,000	3,662,722
Fiat Chrysler Finance Europe 4.750%, 03/22/21 (EUR)	100,000	122,640
Ford Motor Credit Co. LLC 1.724%, 12/06/17	6,974,000	6,980,555
2.021%, 05/03/19	10,222,000	10,241,943
2.145%, 01/09/18	2,592,000	2,605,507
3.336%, 03/18/21	3,783,000	3,892,087
4.250%, 09/20/22	1,943,000	2,102,384
General Motors Financial Co., Inc. 2.625%, 07/10/17	2,036,000	2,052,152
3.100%, 01/15/19	814,000	829,733
3.200%, 07/06/21	8,280,000	8,381,687
3.450%, 04/10/22	1,410,000	1,430,173
3.700%, 11/24/20	1,345,000	1,399,650
4.000%, 01/15/25	1,821,000	1,838,201
4.750%, 08/15/17	3,515,000	3,610,067
Toyota Motor Credit Corp. 2.750%, 05/17/21	3,187,000	3,327,320

		52,476,821

Auto Parts & Equipment—0.1%
BorgWarner, Inc. 3.375%, 03/15/25	1,561,000	1,596,770
Delphi Automotive plc
4.250%, 01/15/26	1,855,000	2,020,792
4.400%, 10/01/46	765,000	780,959
Faurecia 3.625%, 06/15/23 (EUR)	100,000	114,975
IHO Verwaltungs GmbH 2.750%, 09/15/21 (EUR) (i)	100,000	112,274
3.250%, 09/15/23 (EUR) (i)	100,000	111,858
LKQ Italia Bondco S.p.A. 3.875%, 04/01/24 (EUR)	100,000	119,637

Auto Parts & Equipment—(Continued)
Schaeffler Holding Finance B.V. 5.750%, 11/15/21 (EUR) (i)	60,000	73,548

		4,930,813

Banks—6.0%
Allied Irish Banks plc 4.125%, 11/26/25 (EUR) (b)	100,000	107,870
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 02/19/19 (EUR) (b)	200,000	208,960
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR) (j)	200,000	48,978
Banco Nacional de Comercio Exterior SNC 3.800%, 08/11/26 (144A) (b)	1,368,000	1,328,260
Banco Santander S.A. 6.250%, 03/12/19 (EUR) (b)	100,000	100,540
Bank of America Corp. 2.250%, 04/21/20	2,535,000	2,552,453
3.300%, 01/11/23	3,383,000	3,501,973
3.875%, 08/01/25	5,164,000	5,516,789
4.875%, 04/01/44	494,000	572,510
Bank of Ireland 4.250%, 06/11/24 (EUR) (b)	100,000	111,189
Bank of New York Mellon Corp. (The) 2.050%, 05/03/21	13,331,000	13,421,318
2.100%, 01/15/19	3,085,000	3,136,569
4.625%, 09/20/26 (b)	16,264,000	16,020,040
Bankia S.A. 4.000%, 05/22/24 (EUR) (b)	200,000	222,793
BB&T Corp. 2.450%, 01/15/20	2,395,000	2,450,885
Branch Banking & Trust Co. 2.300%, 10/15/18	2,160,000	2,196,742
Capital One Financial Corp. 3.750%, 07/28/26	10,098,000	10,133,787
4.750%, 07/15/21	80,000	89,023
Capital One N.A. 2.400%, 09/05/19	250,000	253,954
Citigroup, Inc. 1.800%, 02/05/18	2,960,000	2,967,462
2.500%, 09/26/18	4,057,000	4,121,381
2.500%, 07/29/19	3,634,000	3,707,952
3.500%, 05/15/23 (h)	2,381,000	2,446,099
3.875%, 03/26/25	1,530,000	1,578,971
4.125%, 07/25/28	2,767,000	2,813,010
Citizens Bank N.A. 2.300%, 12/03/18	1,395,000	1,411,118
Commerzbank AG 7.750%, 03/16/21 (EUR)	100,000	131,357
Cooperatieve Rabobank UA 4.375%, 08/04/25 (h)	2,756,000	2,908,341
6.625%, 06/29/21 (EUR) (b)	200,000	236,216
Credit Agricole S.A. 6.500%, 06/23/21 (EUR) (b)	100,000	111,605
Credit Suisse AG 3.000%, 10/29/21	2,270,000	2,335,317

MSF-24

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 03/26/20	3,269,000	$3,280,899
4.875%, 05/15/45	753,000	795,365
Discover Bank 3.450%, 07/27/26	2,040,000	2,051,912
Fifth Third Bank 2.250%, 06/14/21	3,062,000	3,113,138
Goldman Sachs Group, Inc. (The) 2.000%, 04/25/19	950,000	956,327
2.350%, 11/15/21	6,177,000	6,162,669
2.600%, 04/23/20	2,774,000	2,819,374
2.625%, 01/31/19	3,624,000	3,698,027
2.625%, 04/25/21	2,055,000	2,086,719
2.750%, 09/15/20	1,326,000	1,358,256
3.500%, 01/23/25	1,683,000	1,740,532
3.750%, 05/22/25	3,281,000	3,445,273
4.800%, 07/08/44	994,000	1,117,961
HSBC Holdings plc 2.650%, 01/05/22	11,502,000	11,462,859
HSH Nordbank AG 0.501%, 02/14/17 (EUR) (b)	50,000	54,202
Intesa Sanpaolo S.p.A. 7.000%, 01/19/21 (EUR) (b)	200,000	207,820
JPMorgan Chase & Co. 1.350%, 02/15/17	5,265,000	5,267,522
2.200%, 10/22/19	2,326,000	2,362,474
2.550%, 10/29/20	3,260,000	3,320,466
2.750%, 06/23/20	667,000	686,378
3.200%, 06/15/26	4,172,000	4,281,719
3.875%, 09/10/24	2,931,000	3,085,681
3.900%, 07/15/25	1,343,000	1,448,181
4.250%, 10/01/27	1,990,000	2,135,151
Lloyds Banking Group plc 5.300%, 12/01/45 (144A)	478,000	514,562
Morgan Stanley 2.800%, 06/16/20	3,889,000	3,989,601
3.700%, 10/23/24	3,417,000	3,605,471
3.750%, 02/25/23	1,545,000	1,640,932
3.875%, 01/27/26	3,069,000	3,258,302
4.000%, 07/23/25	1,425,000	1,532,387
Royal Bank of Scotland Group plc 3.875%, 09/12/23	9,442,000	9,290,862
Santander UK Group Holdings plc 2.875%, 08/05/21 (h)	16,750,000	16,743,183
4.750%, 09/15/25 (144A)	1,290,000	1,291,450
Societe Generale S.A. 7.375%, 09/13/21 (144A) (b)	200,000	196,000
State Street Capital Trust 1.850%, 06/15/37 (b)	500,000	430,000
State Street Corp. 2.650%, 05/19/26 (h)	4,226,000	4,274,067
U.S. Bancorp 2.375%, 07/22/26	4,650,000	4,592,493
2.950%, 07/15/22	3,137,000	3,268,095
3.100%, 04/27/26	1,938,000	2,001,939

Banks—(Continued)
UBS Group Funding Jersey, Ltd. 2.650%, 02/01/22 (144A)	7,607,000	7,592,843
4.125%, 09/24/25 (144A)	1,338,000	1,402,209
UniCredit S.p.A. 5.750%, 10/28/25 (EUR) (b)	100,000	117,196
Wells Fargo & Co. 2.100%, 07/26/21	8,020,000	7,992,524
2.550%, 12/07/20	1,717,000	1,750,694
2.600%, 07/22/20	1,479,000	1,509,009
3.550%, 09/29/25	1,756,000	1,854,636
3.900%, 05/01/45 (h)	2,148,000	2,209,905
4.900%, 11/17/45	969,000	1,066,880

		235,807,607

Beverages—0.7%
Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	3,844,000	3,966,608
3.300%, 02/01/23	3,105,000	3,277,356
3.650%, 02/01/26	10,490,000	11,266,260
4.700%, 02/01/36	1,240,000	1,425,719
4.900%, 02/01/46	474,000	563,956
Anheuser-Busch InBev Worldwide, Inc. 3.750%, 07/15/42	860,000	860,787
Molson Coors Brewing Co. 3.000%, 07/15/26	1,373,000	1,382,509
4.200%, 07/15/46	971,000	1,011,725
5.000%, 05/01/42	607,000	703,021
PepsiCo, Inc. 4.450%, 04/14/46	1,757,000	2,080,323

		26,538,264

Biotechnology—0.6%
Amgen, Inc. 2.125%, 05/01/20	2,559,000	2,597,922
4.400%, 05/01/45	2,770,000	2,909,674
4.663%, 06/15/51 (144A)	1,808,000	1,932,385
Biogen, Inc. 2.900%, 09/15/20	915,000	950,276
3.625%, 09/15/22	1,563,000	1,674,122
4.050%, 09/15/25	1,315,000	1,431,705
5.200%, 09/15/45	295,000	346,995
Celgene Corp. 2.250%, 05/15/19	2,053,000	2,087,866
3.250%, 08/15/22	2,085,000	2,188,341
Gilead Sciences, Inc. 2.350%, 02/01/20	589,000	604,500
2.500%, 09/01/23	1,447,000	1,462,338
3.650%, 03/01/26	496,000	533,856
4.500%, 02/01/45	547,000	584,120
4.600%, 09/01/35	564,000	620,084
4.750%, 03/01/46	1,278,000	1,428,231
4.800%, 04/01/44	2,452,000	2,736,469

		24,088,884

MSF-25

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—0.1%
Cemex Finance LLC 9.375%, 10/12/22 (144A)	461,000	$505,371
HeidelbergCement AG 2.250%, 03/30/23 (EUR)	50,000	59,082
LafargeHolcim Finance U.S. LLC 4.750%, 09/22/46 (144A)	3,141,000	3,245,438
Standard Industries, Inc. 6.000%, 10/15/25 (144A)	690,000	738,300
Titan Global Finance plc 3.500%, 06/17/21 (EUR)	100,000	115,228

		4,663,419

Chemicals—0.3%
Agrium, Inc. 4.125%, 03/15/35	1,155,000	1,135,436
Air Liquide Finance S.A. 2.500%, 09/27/26 (144A)	1,364,000	1,371,329
3.500%, 09/27/46 (144A)	512,000	518,063
CF Industries, Inc. 3.450%, 06/01/23 (h)	1,090,000	1,098,198
5.375%, 03/15/44	1,793,000	1,770,274
Dow Chemical Co. (The) 4.375%, 11/15/42	726,000	739,065
4.625%, 10/01/44 (h)	982,000	1,040,467
Eastman Chemical Co. 4.800%, 09/01/42	1,236,000	1,267,042
Ineos Finance plc 4.000%, 05/01/23 (EUR)	100,000	112,492
Monsanto Co. 3.600%, 07/15/42	1,222,000	1,098,470
PSPC Escrow Corp. 6.000%, 02/01/23 (EUR)	100,000	105,071
Sherwin-Williams Co. (The) 4.000%, 12/15/42	565,000	555,333

		10,811,240

Coal—0.0%
CONSOL Energy, Inc. 5.875%, 04/15/22	1,320,000	1,214,400

Commercial Services—0.3%
Avis Budget Finance plc 4.125%, 11/15/24 (EUR)	100,000	109,526
Catholic Health Initiatives 4.350%, 11/01/42	550,000	545,337
EC Finance plc 5.125%, 07/15/21 (EUR)	100,000	116,267
Ecolab, Inc. 2.250%, 01/12/20	1,595,000	1,624,844
Loxam SAS 3.500%, 05/03/23 (EUR)	100,000	114,582
Massachusetts Institute of Technology 3.885%, 07/01/2116	1,106,000	1,101,256
Moody’s Corp. 4.500%, 09/01/22	1,667,000	1,856,133

Commercial Services—(Continued)
TMF Group Holding B.V. 9.875%, 12/01/19 (EUR)	250,000	298,362
Total System Services, Inc. 4.800%, 04/01/26	3,469,000	3,841,335
University of Southern California 3.028%, 10/01/39	2,135,000	2,114,967
Wesleyan University 4.781%, 07/01/2116	1,088,000	1,164,660

		12,887,269

Computers—1.0%
Apple, Inc. 2.100%, 05/06/19	3,725,000	3,806,440
3.250%, 02/23/26	5,025,000	5,341,113
3.450%, 02/09/45	1,028,000	982,223
4.650%, 02/23/46	8,677,000	10,012,616
Hewlett Packard Enterprise Co. 2.850%, 10/05/18 (144A)	2,705,000	2,756,078
3.600%, 10/15/20 (144A)	3,456,000	3,626,115
HP, Inc. 3.750%, 12/01/20 (h)	357,000	376,091
International Business Machines Corp. 3.450%, 02/19/26 (h)	10,010,000	10,824,453

		37,725,129

Distribution/Wholesale—0.0%
Rexel S.A. 3.500%, 06/15/23 (EUR)	100,000	114,863

Diversified Financial Services—0.9%
Air Lease Corp. 3.000%, 09/15/23	5,945,000	5,877,405
American Express Credit Corp. 1.125%, 06/05/17	6,272,000	6,268,895
2.250%, 08/15/19	1,959,000	1,998,991
Capital One Bank USA N.A. 2.300%, 06/05/19	500,000	505,796
GE Capital International Funding Co. 3.373%, 11/15/25	3,881,000	4,199,308
Intercontinental Exchange, Inc. 2.750%, 12/01/20	1,085,000	1,126,485
3.750%, 12/01/25	694,000	751,394
Jefferies Group LLC 6.500%, 01/20/43	648,000	676,316
MasterCard, Inc. 3.375%, 04/01/24	2,285,000	2,463,365
Mercury Bondco plc 8.250%, 05/30/21 (EUR) (i)	100,000	115,806
Synchrony Financial 2.600%, 01/15/19	1,706,000	1,726,095
2.700%, 02/03/20	1,079,000	1,092,523
4.500%, 07/23/25	1,243,000	1,313,543

MSF-26

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Visa, Inc. 2.800%, 12/14/22	3,556,000	$3,727,869
3.150%, 12/14/25	1,603,000	1,693,299
4.150%, 12/14/35	411,000	465,214

		34,002,304

Electric—2.2%
AES Gener S.A. 5.000%, 07/14/25 (144A)	756,000	783,928
AES Panama SRL 6.000%, 06/25/22 (144A)	213,000	223,118
Alabama Power Co. 2.800%, 04/01/25	477,000	494,660
Baltimore Gas & Electric Co. 3.500%, 08/15/46 (h)	946,000	945,825
Berkshire Hathaway Energy Co. 2.400%, 02/01/20	1,104,000	1,130,838
3.500%, 02/01/25	1,060,000	1,137,370
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	560,000	664,129
CMS Energy Corp. 3.875%, 03/01/24	1,881,000	2,052,485
Commonwealth Edison Co. 4.700%, 01/15/44	1,451,000	1,730,130
Consumers Energy Co. 3.950%, 05/15/43	894,000	984,797
Dominion Resources, Inc. 2.500%, 12/01/19	2,587,000	2,649,468
DTE Electric Co. 3.950%, 06/15/42	1,109,000	1,210,528
DTE Energy Co. 2.400%, 12/01/19	791,000	806,754
2.850%, 10/01/26	9,200,000	9,163,568
3.500%, 06/01/24	2,352,000	2,505,405
Duke Energy Carolinas LLC 3.750%, 06/01/45	1,109,000	1,156,812
4.250%, 12/15/41	1,189,000	1,320,898
Duke Energy Corp. 2.650%, 09/01/26	1,055,000	1,035,237
3.050%, 08/15/22	150,000	156,801
3.750%, 04/15/24	1,582,000	1,708,375
3.750%, 09/01/46	679,000	658,477
4.800%, 12/15/45	730,000	828,752
Duke Energy Florida LLC 3.850%, 11/15/42	1,109,000	1,157,179
Emera U.S. Finance L.P. 2.150%, 06/15/19 (144A)	2,058,000	2,080,510
2.700%, 06/15/21 (144A)	3,096,000	3,168,313
3.550%, 06/15/26 (144A)	2,441,000	2,529,852
Enel S.p.A. 5.000%, 01/15/75 (EUR) (b)	100,000	119,477
7.750%, 09/10/75 (GBP) (b)	100,000	143,986
Entergy Arkansas, Inc. 3.700%, 06/01/24	1,834,000	1,993,982
Entergy Corp. 2.950%, 09/01/26	3,626,000	3,631,903

Electric—(Continued)
Exelon Corp. 2.450%, 04/15/21	549,000	559,962
2.850%, 06/15/20	3,225,000	3,343,957
Florida Power & Light Co. 3.800%, 12/15/42	627,000	677,223
Generacion Mediterranea S.A. / Generacion Frias S.A. / Central Termica Roca S.A. 9.625%, 07/27/23 (144A)	422,000	439,935
Northern States Power Co. 3.600%, 05/15/46	3,193,000	3,341,896
Pacific Gas & Electric Co. 4.300%, 03/15/45	839,000	941,048
4.750%, 02/15/44	545,000	650,401
PacifiCorp 3.350%, 07/01/25	3,477,000	3,743,363
3.600%, 04/01/24	4,004,000	4,361,369
PG&E Corp. 2.400%, 03/01/19	1,634,000	1,665,767
Progress Energy, Inc. 4.875%, 12/01/19	409,000	447,980
Public Service Co. of Colorado 2.500%, 03/15/23	1,503,000	1,531,613
Puget Sound Energy, Inc. 4.300%, 05/20/45	1,922,000	2,211,893
Southern California Edison Co. 1.250%, 11/01/17	1,080,000	1,082,318
Southern Co. (The) 3.250%, 07/01/26	7,732,000	8,008,380
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	3,395,000	3,619,657
Virginia Electric & Power Co. 3.450%, 02/15/24	1,744,000	1,888,206
4.200%, 05/15/45	1,419,000	1,582,956
4.450%, 02/15/44	437,000	500,137

		88,771,618

Electronics—0.0%
Trionista Holdco GmbH 5.000%, 04/30/20 (EUR)	306,000	352,394

Entertainment—0.0%
Codere Finance 2 Luxembourg S.A. 9.000%, 06/30/21 (144A) (i)	13,220	13,534
9.000%, 06/30/21 (i)	6,971	7,137
Gala Group Finance plc 8.875%, 09/01/18 (GBP)	25,143	33,404
International Game Technology plc 4.750%, 02/15/23 (EUR)	100,000	120,788
PortAventura Entertainment Barcelona B.V. 7.250%, 12/01/20 (EUR)	140,000	163,152
Vue International Bidco plc 7.875%, 07/15/20 (GBP)	150,000	201,810

		539,825

MSF-27

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Environmental Control—0.1%
Befesa Zinc SAU Via Zinc Capital S.A. 8.875%, 05/15/18 (EUR)	100,000	$114,469
Bilbao Luxembourg S.A. 11.063%, 12/01/18 (EUR) (i)	107,110	120,051
Republic Services, Inc. 3.200%, 03/15/25	1,798,000	1,881,864
Waste Management, Inc. 3.125%, 03/01/25	1,162,000	1,219,094
3.900%, 03/01/35	442,000	471,280

		3,806,758

Food—0.1%
Arcor SAIC 6.000%, 07/06/23 (144A)	86,000	91,590
Casino Guichard Perrachon S.A. 3.248%, 03/07/24 (EUR)	100,000	121,541
3.311%, 01/25/23 (EUR)	100,000	124,369
Kraft Heinz Foods Co. 3.000%, 06/01/26 (h)	1,860,000	1,874,839
6.875%, 01/26/39	678,000	941,092
Marfrig Holdings Europe B.V. 8.000%, 06/08/23 (144A)	313,000	320,668
Minerva Luxembourg S.A. 6.500%, 09/20/26 (144A)	352,000	345,840
Sysco Corp. 4.500%, 04/01/46	676,000	737,114

		4,557,053

Forest Products & Paper—0.1%
Fibria Overseas Finance, Ltd. 5.250%, 05/12/24	410,000	426,400
Georgia-Pacific LLC 7.375%, 12/01/25	1,415,000	1,886,018
International Paper Co. 3.650%, 06/15/24	1,361,000	1,431,531
4.800%, 06/15/44	929,000	980,581
Smurfit Kappa Acquisitions 2.750%, 02/01/25 (EUR)	100,000	117,390
Suzano Austria GmbH 5.750%, 07/14/26 (144A)	272,000	274,067
Suzano Trading, Ltd. 5.875%, 01/23/21 (144A)	410,000	428,450

		5,544,437

Gas—0.1%
GNL Quintero S.A. 4.634%, 07/31/29	200,000	210,000
4.634%, 07/31/29 (144A)	384,000	403,200
NiSource Finance Corp. 3.850%, 02/15/23	1,958,000	2,095,923
Sempra Energy 2.875%, 10/01/22	896,000	926,276

		3,635,399

Healthcare-Products—1.0%
Abbott Laboratories 2.550%, 03/15/22	2,858,000	2,936,678
Becton Dickinson & Co. 1.450%, 05/15/17	1,820,000	1,823,007
1.800%, 12/15/17	845,000	848,846
2.675%, 12/15/19	2,692,000	2,780,055
3.125%, 11/08/21	1,286,000	1,351,620
4.685%, 12/15/44	367,000	418,557
Boston Scientific Corp. 2.650%, 10/01/18	1,872,000	1,914,854
2.850%, 05/15/20	2,268,000	2,337,464
3.850%, 05/15/25	1,795,000	1,910,025
Medtronic, Inc. 2.500%, 03/15/20	1,749,000	1,808,977
3.125%, 03/15/22	1,645,000	1,742,305
3.625%, 03/15/24	2,067,000	2,248,133
4.625%, 03/15/44	1,365,000	1,596,550
4.625%, 03/15/45	1,353,000	1,589,759
St. Jude Medical, Inc. 2.800%, 09/15/20	1,578,000	1,626,607
3.875%, 09/15/25	505,000	538,238
Stryker Corp. 3.375%, 11/01/25	703,000	737,347
3.500%, 03/15/26	1,175,000	1,244,730
4.625%, 03/15/46	1,016,000	1,139,580
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	3,249,000	3,224,379
3.300%, 02/15/22	1,695,000	1,776,247
3.650%, 12/15/25	550,000	581,000
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25	889,000	916,245
4.250%, 08/15/35	1,145,000	1,161,948

		38,253,151

Healthcare-Services—1.1%
Aetna, Inc. 2.400%, 06/15/21	3,807,000	3,851,081
3.200%, 06/15/26	4,303,000	4,374,968
4.125%, 11/15/42	786,000	810,900
4.500%, 05/15/42	881,000	963,762
Anthem, Inc. 1.875%, 01/15/18	5,068,000	5,092,387
2.300%, 07/15/18	7,006,000	7,097,709
4.650%, 08/15/44	1,036,000	1,130,049
Baylor Scott & White Holdings 4.185%, 11/15/45	775,000	850,251
Cigna Corp. 3.250%, 04/15/25	3,015,000	3,108,607
Dignity Health 5.267%, 11/01/64	657,000	783,046
Laboratory Corp. of America Holdings 2.625%, 02/01/20	1,583,000	1,612,911
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	547,000	574,697

MSF-28

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Northwell Healthcare, Inc. 3.979%, 11/01/46	1,364,000	$1,379,425
Ochsner Clinic Foundation 5.897%, 05/15/45	685,000	895,488
Providence St. Joseph Health Obligated Group 3.744%, 10/01/47	640,000	656,456
Roche Holdings, Inc. 2.875%, 09/29/21 (144A)	1,820,000	1,914,425
3.000%, 11/10/25 (144A)	1,108,000	1,169,289
Southern Baptist Hospital of Florida, Inc. 4.857%, 07/15/45	650,000	791,168
Synlab Bondco plc 6.250%, 07/01/22 (EUR)	100,000	118,850
UnitedHealth Group, Inc. 2.700%, 07/15/20	944,000	980,854
2.875%, 12/15/21	2,021,000	2,129,706
3.350%, 07/15/22	932,000	1,000,792
3.950%, 10/15/42	1,597,000	1,696,784
4.625%, 07/15/35	377,000	437,799

		43,421,404

Household Products/Wares—0.1%
Kimberly-Clark Corp. 1.900%, 05/22/19	2,805,000	2,859,128
2.650%, 03/01/25	833,000	865,647
2.750%, 02/15/26	1,010,000	1,049,250

		4,774,025

Housewares—0.2%
Newell Brands, Inc. 2.875%, 12/01/19	906,000	930,149
4.200%, 04/01/26 (h)	6,212,000	6,765,539

		7,695,688

Insurance—1.0%
Aflac, Inc. 3.625%, 06/15/23	1,263,000	1,358,224
Allstate Corp. (The) 3.150%, 06/15/23	1,270,000	1,346,215
American International Group, Inc. 3.375%, 08/15/20	2,288,000	2,414,332
3.750%, 07/10/25	1,511,000	1,584,806
3.875%, 01/15/35	673,000	659,920
3.900%, 04/01/26 (h)	10,373,000	10,974,043
4.375%, 01/15/55	1,207,000	1,140,702
4.500%, 07/16/44	1,615,000	1,645,108
Aon plc 4.750%, 05/15/45	2,004,000	2,172,392
Berkshire Hathaway, Inc. 3.125%, 03/15/26	3,702,000	3,891,024
Lincoln National Corp. 3.350%, 03/09/25	656,000	670,358
Loews Corp. 2.625%, 05/15/23	1,270,000	1,281,755

Insurance—(Continued)
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26	359,000	388,040
MassMutual Global Funding 2.350%, 04/09/19 (144A)	4,203,000	4,297,631
Prudential Financial, Inc. 4.600%, 05/15/44	2,032,000	2,170,111
Travelers Cos., Inc. (The) 4.600%, 08/01/43	1,395,000	1,664,331
XLIT, Ltd. 2.300%, 12/15/18	2,013,000	2,036,925

		39,695,917

Internet—0.1%
Amazon.com, Inc. 2.600%, 12/05/19	2,713,000	2,814,944
United Group B.V. 7.875%, 11/15/20 (EUR)	100,000	116,828

		2,931,772

Iron/Steel—0.0%
Nucor Corp. 5.200%, 08/01/43	901,000	1,027,308

Leisure Time—0.0%
Cirsa Funding Luxembourg S.A. 5.875%, 05/15/23 (EUR)	100,000	116,688

Machinery-Diversified—0.1%
John Deere Capital Corp. 3.350%, 06/12/24	2,650,000	2,843,116
Rockwell Automation, Inc. 2.875%, 03/01/25	1,074,000	1,111,030

		3,954,146

Media—2.0%
21st Century Fox America, Inc. 3.700%, 09/15/24	1,130,000	1,220,538
3.700%, 10/15/25	517,000	559,966
4.750%, 09/15/44	791,000	866,246
4.950%, 10/15/45	223,000	252,803
Altice Luxembourg S.A. 7.250%, 05/15/22 (EUR)	100,000	118,401
CBS Corp. 2.300%, 08/15/19	2,077,000	2,105,440
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.579%, 07/23/20 (144A)	2,563,000	2,678,842
4.464%, 07/23/22 (144A)	1,885,000	2,034,032
4.908%, 07/23/25 (144A)	5,283,000	5,827,440
6.384%, 10/23/35 (144A)	1,407,000	1,657,136
6.484%, 10/23/45 (144A)	2,418,000	2,924,141
Comcast Corp. 2.750%, 03/01/23	4,088,000	4,235,949
3.150%, 03/01/26	6,704,000	7,079,880

MSF-29

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Comcast Corp.
3.375%, 08/15/25	1,578,000	$1,695,776
3.400%, 07/15/46	1,775,000	1,725,481
4.250%, 01/15/33	665,000	738,599
4.400%, 08/15/35	2,001,000	2,266,425
4.600%, 08/15/45	1,017,000	1,174,588
COX Communications, Inc. 3.350%, 09/15/26 (144A)	1,314,000	1,324,582
Discovery Communications LLC 3.450%, 03/15/25	1,396,000	1,379,975
4.875%, 04/01/43	3,493,000	3,324,197
4.900%, 03/11/26	3,044,000	3,307,248
NBCUniversal Enterprise, Inc. 5.250%, 03/19/21 (144A)	4,585,000	4,894,487
NBCUniversal Media LLC 4.450%, 01/15/43	1,514,000	1,702,513
Scripps Networks Interactive, Inc. 2.750%, 11/15/19	1,501,000	1,541,063
SFR Group S.A. 5.375%, 05/15/22 (EUR)	100,000	115,986
Telenet Finance Luxembourg SCA 6.750%, 08/15/24 (EUR)	100,000	123,849
Time Warner Cable LLC 4.000%, 09/01/21	503,000	533,843
4.125%, 02/15/21	3,589,000	3,809,544
4.500%, 09/15/42	161,000	153,636
5.000%, 02/01/20	1,723,000	1,867,727
5.500%, 09/01/41	588,000	627,635
Time Warner, Inc. 2.100%, 06/01/19	3,352,000	3,402,287
3.600%, 07/15/25	820,000	872,237
4.650%, 06/01/44	1,341,000	1,452,078
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 4.000%, 01/15/25 (EUR)	105,000	121,195
5.625%, 04/15/23 (EUR)	80,000	95,125
UPCB Finance, Ltd. 4.000%, 01/15/27 (EUR)	100,000	111,212
Viacom, Inc. 2.250%, 02/04/22	2,428,000	2,420,716
2.750%, 12/15/19	1,650,000	1,676,012
3.450%, 10/04/26	873,000	872,747
4.500%, 03/01/21	1,779,000	1,935,120
Virgin Media Secured Finance plc 6.000%, 04/15/21 (GBP)	306,000	410,999

		77,237,696

Mining—0.3%
Anglo American Capital plc 1.500%, 04/01/20 (EUR)	100,000	110,067
3.500%, 03/28/22 (EUR)	100,000	114,940
Barrick Gold Corp. 4.100%, 05/01/23	1,890,000	2,038,212
5.250%, 04/01/42	2,420,000	2,653,796
BHP Billiton Finance USA, Ltd. 5.000%, 09/30/43	2,230,000	2,635,664

Mining—(Continued)
Glencore Finance Europe S.A. 3.375%, 09/30/20 (EUR)	100,000	121,530
Newmont Mining Corp. 4.875%, 03/15/42	660,000	695,435
Rio Tinto Finance USA plc 4.125%, 08/21/42	1,510,000	1,552,361

		9,922,005

Miscellaneous Manufacturing—0.5%
Eaton Corp. 2.750%, 11/02/22	9,578,000	9,901,162
Gates Global LLC / Gates Global Co. 5.750%, 07/15/22 (EUR)	100,000	104,471
General Electric Co. 3.100%, 01/09/23	1,404,000	1,491,566
3.150%, 09/07/22	908,000	965,290
4.500%, 03/11/44	2,960,000	3,407,641
Ingersoll-Rand Luxembourg Finance S.A. 2.625%, 05/01/20	1,538,000	1,567,304
4.650%, 11/01/44	306,000	333,871

		17,771,305

Oil & Gas—1.8%
Anadarko Petroleum Corp. 4.500%, 07/15/44	1,209,000	1,109,255
7.950%, 06/15/39	614,000	759,598
Apache Corp. 4.250%, 01/15/44	1,410,000	1,369,701
4.750%, 04/15/43	1,974,000	2,016,956
BP Capital Markets plc 2.237%, 05/10/19 (h)	3,701,000	3,760,094
Chevron Corp. 1.961%, 03/03/20	3,336,000	3,382,370
2.193%, 11/15/19	855,000	872,281
ConocoPhillips Co. 4.950%, 03/15/26 (h)	4,340,000	4,891,905
Continental Resources, Inc. 3.800%, 06/01/24	1,310,000	1,198,650
4.900%, 06/01/44	1,500,000	1,260,000
Devon Energy Corp. 5.000%, 06/15/45 (h)	1,490,000	1,449,524
5.850%, 12/15/25 (h)	1,311,000	1,475,372
EOG Resources, Inc. 3.900%, 04/01/35	680,000	678,022
4.150%, 01/15/26	1,047,000	1,143,546
Exxon Mobil Corp. 1.819%, 03/15/19	3,300,000	3,341,715
4.114%, 03/01/46	1,386,000	1,549,261
Gazprom OAO Via Gaz Capital S.A. 4.950%, 07/19/22 (144A)	341,000	356,174
Hess Corp. 5.600%, 02/15/41	1,600,000	1,594,818
Marathon Petroleum Corp. 4.750%, 09/15/44	1,016,000	909,647

MSF-30

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Noble Energy, Inc. 5.050%, 11/15/44	2,430,000	$2,399,115
Occidental Petroleum Corp. 3.400%, 04/15/26 (h)	1,700,000	1,793,514
Petro-Canada 6.800%, 05/15/38	1,110,000	1,457,507
Petrobras Argentina S.A. 7.375%, 07/21/23 (144A)	538,000	555,485
Petrobras Global Finance B.V. 2.820%, 01/15/19 (b) (h)	781,000	765,380
3.000%, 01/15/19 (h)	1,065,000	1,043,700
5.375%, 01/27/21	3,417,000	3,379,413
5.750%, 01/20/20	1,691,000	1,742,575
6.250%, 12/14/26 (GBP)	444,000	534,199
6.850%, 06/05/15	708,000	598,968
8.375%, 05/23/21	2,442,000	2,667,885
Petroleos de Venezuela S.A. 6.000%, 05/16/24	3,370,000	1,440,338
6.000%, 11/15/26	771,000	323,743
Petroleos Mexicanos 4.625%, 09/21/23 (144A)	871,000	872,219
Phillips 66 4.875%, 11/15/44	1,027,000	1,140,883
Pioneer Natural Resources Co. 4.450%, 01/15/26	660,000	715,779
Shell International Finance B.V. 2.125%, 05/11/20	3,564,000	3,617,781
3.625%, 08/21/42 (h)	1,100,000	1,063,549
4.125%, 05/11/35	2,748,000	2,947,502
Statoil ASA 2.900%, 11/08/20	3,233,000	3,387,250
Transocean, Inc. 6.800%, 03/15/38	582,000	381,210
Valero Energy Corp. 3.650%, 03/15/25 (h)	2,548,000	2,603,021
Woodside Finance, Ltd. 3.650%, 03/05/25 (144A)	353,000	355,941
YPF S.A. 8.500%, 03/23/21	496,000	553,536
8.500%, 07/28/25	69,000	75,707
8.500%, 07/28/25 (144A)	756,000	829,483
8.750%, 04/04/24 (144A)	1,408,000	1,567,949

		71,932,521

Oil & Gas Services—0.1%
Halliburton Co. 3.800%, 11/15/25 (h)	2,410,000	2,491,605
Schlumberger Holdings Corp. 3.000%, 12/21/20 (144A)	2,972,000	3,099,005

		5,590,610

Packaging & Containers—0.0%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.250%, 01/15/22 (EUR)	100,000	114,602
6.750%, 05/15/24 (EUR)	100,000	117,531

Packaging & Containers—(Continued)
Verallia Packaging SASU 5.125%, 08/01/22 (EUR)	100,000	117,811

		349,944

Pharmaceuticals—1.9%
AbbVie, Inc. 2.500%, 05/14/20	3,448,000	3,515,146
2.900%, 11/06/22	1,946,000	1,995,415
4.400%, 11/06/42	200,000	208,109
4.500%, 05/14/35	674,000	718,293
Actavis Funding SCS 2.350%, 03/12/18	3,614,000	3,651,264
3.000%, 03/12/20	5,509,000	5,688,125
3.800%, 03/15/25	10,740,000	11,366,722
AmerisourceBergen Corp. 1.150%, 05/15/17	2,313,000	2,311,517
3.250%, 03/01/25	602,000	636,300
4.250%, 03/01/45	602,000	651,989
AstraZeneca plc 3.375%, 11/16/25	1,854,000	1,980,016
4.375%, 11/16/45	768,000	850,598
Bristol-Myers Squibb Co. 4.500%, 03/01/44	729,000	873,245
Eli Lilly & Co. 3.700%, 03/01/45	979,000	1,052,543
Express Scripts Holding Co. 1.250%, 06/02/17	1,840,000	1,840,521
3.900%, 02/15/22	1,286,000	1,387,596
GlaxoSmithKline Capital plc 2.850%, 05/08/22	1,818,000	1,913,089
Johnson & Johnson 2.450%, 03/01/26	4,578,000	4,704,788
Mylan, Inc. 3.125%, 01/15/23 (144A)	1,298,000	1,286,858
Novartis Capital Corp. 3.000%, 11/20/25	1,090,000	1,153,015
4.000%, 11/20/45	348,000	385,349
4.400%, 04/24/20 (h)	2,563,000	2,824,221
Pfizer, Inc. 2.750%, 06/03/26	5,824,000	6,019,506
4.300%, 06/15/43	851,000	964,236
4.400%, 05/15/44	969,000	1,119,425
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	6,199,000	6,229,022
3.200%, 09/23/26	4,694,000	4,719,249
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/21	841,000	893,220
Teva Pharmaceutical Finance Netherlands B.V. 2.800%, 07/21/23	2,844,000	2,851,298
3.150%, 10/01/26	1,460,000	1,466,754
Zoetis, Inc. 3.250%, 02/01/23	1,218,000	1,255,171

		76,512,600

MSF-31

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—0.8%
Energy Transfer Partners L.P. 4.750%, 01/15/26	2,430,000	$2,510,557
5.150%, 03/15/45	1,696,000	1,570,974
Enterprise Products Operating LLC 3.700%, 02/15/26	2,732,000	2,812,348
3.900%, 02/15/24	1,366,000	1,428,750
4.450%, 02/15/43	1,896,000	1,856,819
4.900%, 05/15/46	799,000	839,761
5.100%, 02/15/45	501,000	538,807
Kinder Morgan Energy Partners L.P. 3.500%, 03/01/21	1,667,000	1,721,256
3.950%, 09/01/22	1,124,000	1,174,204
4.700%, 11/01/42	1,879,000	1,733,319
5.625%, 09/01/41	463,000	459,262
Kinder Morgan, Inc. 3.050%, 12/01/19	703,000	718,368
5.050%, 02/15/46	1,490,000	1,418,844
5.550%, 06/01/45	1,929,000	1,978,944
Plains All American Pipeline L.P. / PAA Finance Corp. 4.650%, 10/15/25 (h)	1,520,000	1,574,512
Sunoco Logistics Partners Operations L.P. 3.900%, 07/15/26	424,000	432,358
5.350%, 05/15/45	670,000	684,520
TransCanada PipeLines, Ltd. 1.875%, 01/12/18	1,111,000	1,115,456
2.500%, 08/01/22	1,407,000	1,411,172
4.625%, 03/01/34	1,529,000	1,685,920
Williams Partners L.P. 4.000%, 09/15/25	3,350,000	3,349,390

		31,015,541

Real Estate—0.0%
ProLogis L.P. 3.750%, 11/01/25	412,000	443,254

Real Estate Investment Trusts—0.7%
American Tower Corp. 2.250%, 01/15/22	11,339,000	11,315,857
3.300%, 02/15/21	1,342,000	1,402,905
3.375%, 10/15/26	2,287,000	2,318,142
3.450%, 09/15/21	1,554,000	1,635,518
3.500%, 01/31/23	397,000	414,098
4.400%, 02/15/26	264,000	289,153
5.000%, 02/15/24	391,000	442,879
AvalonBay Communities, Inc. 3.500%, 11/15/25	250,000	261,253
Crown Castle International Corp. 2.250%, 09/01/21	2,481,000	2,478,991
3.400%, 02/15/21	668,000	699,091
3.700%, 06/15/26	513,000	535,264
ERP Operating L.P. 3.375%, 06/01/25	1,153,000	1,203,496
Omega Healthcare Investors, Inc. 4.500%, 04/01/27	1,039,000	1,044,466

Real Estate Investment Trusts—(Continued)
Simon Property Group L.P. 2.500%, 07/15/21	803,000	824,311
3.375%, 10/01/24	1,717,000	1,823,434
4.250%, 10/01/44	825,000	899,031

		27,587,889

Retail—0.6%
CVS Health Corp. 4.000%, 12/05/23	1,757,000	1,935,241
5.300%, 12/05/43	843,000	1,045,285
Home Depot, Inc. (The) 3.350%, 09/15/25	418,000	453,043
4.400%, 03/15/45	493,000	574,057
5.400%, 09/15/40	677,000	882,473
Lowe’s Cos., Inc. 3.375%, 09/15/25	459,000	494,815
4.250%, 09/15/44	524,000	582,083
4.375%, 09/15/45	344,000	390,002
Macy’s Retail Holdings, Inc. 4.500%, 12/15/34	1,439,000	1,351,294
McDonald’s Corp. 2.750%, 12/09/20	607,000	629,859
3.700%, 01/30/26	583,000	627,219
4.600%, 05/26/45	135,000	151,485
4.700%, 12/09/35	433,000	490,396
4.875%, 12/09/45	510,000	591,891
Punch Taverns Finance B, Ltd. 5.267%, 03/30/24 (GBP)	95,085	111,841
QVC, Inc. 3.125%, 04/01/19	1,103,000	1,130,938
5.125%, 07/02/22 (h)	1,817,000	1,925,931
Target Corp. 3.500%, 07/01/24	783,000	856,098
4.000%, 07/01/42	767,000	835,402
Unique Pub Finance Co. plc (The) 5.659%, 06/30/27 (GBP)	140,186	189,504
Wal-Mart Stores, Inc. 2.550%, 04/11/23	1,376,000	1,428,703
4.000%, 04/11/43	708,000	789,598
Walgreens Boots Alliance, Inc. 4.650%, 06/01/46	114,000	123,592
4.800%, 11/18/44	4,484,000	4,942,942

		22,533,692

Savings & Loans—0.0%
Washington Mutual Bank Zero Coupon, 05/01/09 (j)	3,780,000	817,425
Zero Coupon, 11/06/09 (j)	2,190,000	473,587
Zero Coupon, 06/16/10 (j)	1,310,000	283,287
Zero Coupon, 02/04/11 (j)	1,247,000	269,664
5.550%, 06/16/10 (j)	250,000	54,063

		1,898,026

MSF-32

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—0.3%
Analog Devices, Inc. 3.900%, 12/15/25	347,000	$371,192
5.300%, 12/15/45	353,000	391,877
Lam Research Corp. 2.800%, 06/15/21 (h)	1,643,000	1,686,405
3.900%, 06/15/26	886,000	922,540
NVIDIA Corp. 2.200%, 09/16/21	5,616,000	5,633,101
3.200%, 09/16/26	1,823,000	1,837,354
QUALCOMM, Inc. 4.800%, 05/20/45	2,352,000	2,567,695

		13,410,164

Software—0.7%
Fidelity National Information Services, Inc. 3.625%, 10/15/20	259,000	274,714
Microsoft Corp. 3.500%, 02/12/35	2,044,000	2,092,584
3.700%, 08/08/46	4,107,000	4,157,044
3.750%, 02/12/45	1,050,000	1,065,682
4.450%, 11/03/45	1,404,000	1,596,215
Oracle Corp. 2.650%, 07/15/26	6,108,000	6,109,112
2.800%, 07/08/21	3,872,000	4,044,633
3.250%, 05/15/30 (h)	2,792,000	2,917,693
4.000%, 07/15/46	2,854,000	2,949,075
4.375%, 05/15/55	939,000	997,470
Veritas U.S., Inc. / Veritas Bermuda, Ltd. 7.500%, 02/01/23 (EUR)	100,000	107,729

		26,311,951

Telecommunications—1.5%
AT&T, Inc. 2.300%, 03/11/19	2,035,000	2,069,159
2.375%, 11/27/18	1,683,000	1,714,687
2.450%, 06/30/20	3,043,000	3,099,219
3.000%, 06/30/22	3,744,000	3,849,236
3.400%, 05/15/25	2,803,000	2,879,825
3.875%, 08/15/21	2,472,000	2,668,376
4.300%, 12/15/42	2,302,000	2,270,566
4.600%, 02/15/21	3,066,000	3,363,540
4.750%, 05/15/46	267,000	279,403
6.375%, 03/01/41	1,032,000	1,293,102
Cellnex Telecom S.A. 2.375%, 01/16/24 (EUR)	100,000	115,131
eircom Finance DAC 4.500%, 05/31/22 (EUR)	100,000	113,994
Juniper Networks, Inc. 3.300%, 06/15/20	1,478,000	1,532,550
Orange S.A. 4.000%, 10/01/21 (EUR) (b)	150,000	177,981
5.500%, 02/06/44	1,256,000	1,562,634
OTE plc 3.500%, 07/09/20 (EUR)	100,000	113,413

Telecommunications—(Continued)
Rogers Communications, Inc. 3.625%, 12/15/25	447,000	484,885
5.000%, 03/15/44	394,000	457,492
Telecom Italia S.p.A. 3.250%, 01/16/23 (EUR)	200,000	238,465
Telefonica Europe B.V. 5.000%, 03/31/20 (EUR) (b)	100,000	116,907
Verizon Communications, Inc. 2.625%, 02/21/20	3,817,000	3,925,441
2.625%, 08/15/26 (h)	3,604,000	3,537,218
3.450%, 03/15/21	3,553,000	3,785,682
3.850%, 11/01/42	3,742,000	3,561,699
4.125%, 08/15/46	1,009,000	1,009,278
4.400%, 11/01/34	3,524,000	3,728,878
4.862%, 08/21/46	5,153,000	5,771,685
5.050%, 03/15/34	1,201,000	1,349,892
Vodafone Group plc 2.500%, 09/26/22	1,329,000	1,336,687
4.375%, 02/19/43	2,600,000	2,604,503
Wind Acquisition Finance S.A. 4.000%, 07/15/20 (EUR)	100,000	113,599

		59,125,127

Transportation—0.6%
Burlington Northern Santa Fe LLC 3.000%, 03/15/23	444,000	467,134
3.450%, 09/15/21	610,000	657,658
4.150%, 04/01/45	758,000	834,821
4.700%, 09/01/45	665,000	781,848
Canadian National Railway Co. 2.750%, 03/01/26	2,373,000	2,465,117
CSX Corp. 3.350%, 11/01/25	782,000	838,588
4.100%, 03/15/44	623,000	662,559
FedEx Corp. 3.900%, 02/01/35	219,000	225,351
4.100%, 02/01/45	1,295,000	1,342,890
4.550%, 04/01/46	1,393,000	1,547,319
4.750%, 11/15/45	1,053,000	1,202,815
4.900%, 01/15/34	768,000	881,136
Norfolk Southern Corp. 2.900%, 06/15/26	3,078,000	3,156,825
4.450%, 06/15/45	1,195,000	1,335,540
Onorato Armatori S.p.A. 7.750%, 02/15/23 (EUR)	100,000	108,403
Ryder System, Inc. 2.450%, 09/03/19	1,629,000	1,662,044
Silk Bidco A/S 7.500%, 02/01/22 (EUR)	100,000	117,250
Union Pacific Corp. 3.375%, 02/01/35	668,000	681,414
3.875%, 02/01/55	1,997,000	1,994,887
4.050%, 11/15/45	196,000	214,654
4.375%, 11/15/65	875,000	956,352

MSF-33

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	1,716,206	$1,784,854

		23,919,459

Trucking & Leasing—0.2%
Aviation Capital Group Corp. 2.875%, 09/17/18 (144A)	3,355,000	3,396,937
GATX Corp. 2.600%, 03/30/20 (h)	1,747,000	1,770,158
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.375%, 02/01/22 (144A)	2,673,000	2,779,712

		7,946,807

Total Corporate Bonds & Notes (Cost $1,183,930,287)		1,220,008,963

Asset-Backed Securities—11.4%

Asset-Backed - Credit Card—0.1%
CHLUPA Trust 3.326%, 08/15/20 (144A)	1,021,043	1,022,677
World Financial Network Credit Card Master Trust 4.550%, 08/15/22	1,600,000	1,639,898

		2,662,575

Asset-Backed - Home Equity—0.5%
Bayview Financial Revolving Asset Trust 1.524%, 12/28/40 (144A) (b)	775,056	610,818
1.524%, 05/28/39 (144A) (b)	8,965,500	6,602,519
Bayview Opportunity Master Fund Trust 0.875%, 04/25/37 (b)	2,736,961	1,696,075
Bear Stearns Asset-Backed Securities Trust 0.665%, 11/25/36 (b)	2,445,978	2,107,167
0.665%, 12/25/36 (b)	2,493,979	2,125,245
1.324%, 01/25/36 (b)	333,126	316,829
Citigroup Mortgage Loan Trust, Inc. 0.775%, 08/25/36 (b)	1,810,000	1,399,877
Countrywide Asset-Backed Certificates 0.845%, 10/25/36 (b)	2,376,743	2,043,164
Countrywide Home Equity Loan Trust 5.842%, 06/25/35	754,121	751,208
6.155%, 06/25/35	472,207	441,834
Home Equity Mortgage Loan Asset-Backed Trust 2.549%, 07/25/34 (b)	355,270	335,222
Home Equity Mortgage Trust 5.867%, 07/25/36	923,990	408,452
Home Loan Mortgage Loan Trust 0.884%, 04/15/36 (b)	1,238,368	1,122,022
JPMorgan Mortgage Acquisition Trust 6.000%, 07/25/36	369,816	207,177
6.410%, 07/25/36	501,478	280,770

Asset-Backed - Home Equity—(Continued)
MASTR Asset-Backed Securities Trust 0.785%, 06/25/36 (144A) (b)	665,000	444,902
0.805%, 05/25/37 (b)	621,846	378,567
Nationstar Home Equity Loan Trust 0.705%, 06/25/37 (b)	180,000	168,842

		21,440,690

Asset-Backed - Manufactured Housing—0.3%
Bank of America Manufactured Housing Contract Trust 7.930%, 12/10/25 (b)	4,000,000	3,766,215
BCMSC Trust 7.575%, 06/15/30 (b)	1,274,734	617,561
7.830%, 06/15/30 (b)	1,182,969	592,252
8.290%, 06/15/30 (b)	2,025,977	1,073,460
Conseco Financial Corp. 6.280%, 09/01/30	760,319	800,900
7.500%, 03/01/30 (b)	545,757	453,872
7.860%, 03/01/30 (b)	746,404	639,558
Greenpoint Manufactured Housing 8.290%, 12/15/29 (b)	440,000	478,046
9.230%, 12/15/29 (b)	635,769	569,410
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (b)	2,430,000	2,582,008
Oakwood Mortgage Investors, Inc. 6.930%, 09/15/31 (b)	332,368	304,371
Origen Manufactured Housing Contract Trust 7.820%, 03/15/32 (b)	357,610	354,444

		12,232,097

Asset-Backed - Other—9.2%
ACAS CLO, Ltd. 2.881%, 10/25/25 (144A) (b)	500,000	500,055
3.177%, 09/20/23 (144A) (b)	2,290,000	2,289,835
Adirondack Park CLO, Ltd. 2.680%, 04/15/24 (144A) (b)	500,000	500,255
Ajax Mortgage Loan Trust 4.000%, 09/25/65 (144A)	1,403,939	1,400,903
ALM, Ltd. 2.173%, 07/28/26 (144A) (b)	2,690,000	2,689,995
2.565%, 04/24/24 (144A) (b)	2,648,000	2,644,393
2.829%, 10/18/27 (144A) (b)	900,000	902,315
3.693%, 07/28/26 (144A) (b)	514,000	514,176
3.929%, 04/16/27 (144A) (b)	625,000	627,821
American Homes 4 Rent 1.531%, 06/17/31 (144A) (b)	478,898	477,396
American Money Management Corp. 4.280%, 01/15/22 (144A) (b)	1,060,000	1,066,531
AMMC CLO, Ltd. 2.235%, 05/26/28 (144A) (b)	2,180,000	2,184,567
2.707%, 05/10/25 (144A) (b)	738,000	733,864
3.117%, 11/15/27 (144A) (b)	620,000	621,912

MSF-34

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Anchorage Capital CLO, Ltd. 1.859%, 07/13/25 (144A) (b)	835,000	$832,412
2.419%, 07/13/25 (144A) (b)	550,000	546,650
3.369%, 07/13/25 (144A) (b)	590,000	590,549
Apidos CLO 1.780%, 04/15/25 (144A) (b)	3,204,000	3,179,855
2.069%, 01/17/23 (144A) (b)	1,890,000	1,890,847
2.138%, 01/19/25 (144A) (b)	600,000	600,016
2.530%, 07/15/23 (144A) (b)	2,065,000	2,047,028
3.779%, 01/17/23 (144A) (b)	1,440,000	1,440,269
Arbor Realty Commercial Real Estate Notes, Ltd. 2.200%, 09/15/26 (144A) (b)	1,590,000	1,589,990
Ares CLO, Ltd. 2.298%, 01/17/24 (144A) (b)	2,990,000	2,990,012
3.048%, 01/17/24 (144A) (b)	870,000	868,136
Atlas Senior Loan Fund, Ltd. 2.317%, 02/17/26 (144A) (b)	2,920,000	2,920,374
3.259%, 08/15/24 (144A) (b)	410,000	402,707
B2R Mortgage Trust 2.524%, 05/15/48 (144A)	625,787	626,057
3.336%, 11/15/48 (144A)	1,282,621	1,316,533
Babson CLO, Ltd. 2.680%, 04/15/22 (144A) (b)	500,000	500,428
3.180%, 04/15/22 (144A) (b)	500,000	500,139
Battalion CLO, Ltd. 2.102%, 10/22/25 (144A) (b)	5,205,000	5,205,000
Bayview Opportunity Master Fund Trust 3.475%, 07/28/31 (144A)	2,780,388	2,778,356
3.598%, 09/28/31 (144A)	6,710,000	6,710,000
3.623%, 04/28/30 (144A)	505,004	502,610
Benefit Street Partners CLO, Ltd. 1.880%, 07/15/24 (144A) (b)	2,240,000	2,229,344
2.930%, 10/15/25 (144A) (b)	3,000,000	2,987,892
2.946%, 01/20/28 (144A) (b)	2,010,000	2,019,047
BlueMountain CLO, Ltd. 1.282%, 07/15/18 (144A) (b)	500,000	493,741
2.180%, 04/15/25 (144A) (b)	3,130,000	3,130,707
2.871%, 11/20/24 (144A) (b)	250,000	250,091
3.246%, 07/20/23 (144A) (b)	250,000	250,081
C-BASS Trust 0.635%, 11/25/36 (b)	568,552	353,854
0.685%, 10/25/36 (b)	329,449	221,206
0.694%, 04/25/37 (b)	504,668	370,113
0.755%, 11/25/36 (b)	95,989	60,930
3.885%, 01/25/37	2,759,237	1,392,113
Canyon Capital CLO, Ltd. 1.100%, 12/15/20 (144A) (b)	517,974	510,491
2.630%, 01/15/24 (144A) (b)	500,000	500,212
Carlyle Global Market Strategies CLO, Ltd.
2.086%, 01/20/25 (144A) (b)	7,485,000	7,474,978
2.796%, 07/20/23 (144A) (b)	1,230,000	1,230,042
3.330%, 07/15/25 (144A) (b)	270,000	270,114
Carrington Mortgage Loan Trust 0.645%, 10/25/36 (b)	614,975	370,903
0.675%, 06/25/37 (b)	676,280	623,888
0.685%, 10/25/36 (b)	500,000	364,047

Asset-Backed - Other—(Continued)
Carrington Mortgage Loan Trust
0.745%, 12/25/36 (b)	730,000	424,025
0.765%, 08/25/36 (b)	4,800,000	2,901,832
Cedar Funding V CLO, Ltd. 2.243%, 07/17/28 (144A) (b)	770,000	770,855
Chase Funding Trust 6.333%, 04/25/32	590,282	599,011
CIFC Funding, Ltd. 2.222%, 01/22/27 (144A) (b)	610,000	609,996
2.259%, 01/17/27 (144A) (b)	7,295,000	7,295,190
2.305%, 05/24/26 (144A) (b)	4,284,000	4,284,326
2.679%, 11/27/24 (144A) (b)	1,270,000	1,269,985
3.379%, 08/14/24 (144A) (b)	200,000	200,055
3.502%, 07/22/26 (144A) (b)	470,000	470,066
Colony American Homes 1.731%, 07/17/32 (144A) (b)	1,693,748	1,696,923
Countrywide Asset-Backed Certificates 0.685%, 01/25/46 (b)	3,021,852	2,856,208
0.745%, 12/25/25 (b)	133,546	133,587
Countrywide Asset-Backed Certificates Trust 0.684%, 09/25/46 (b)	187,374	172,831
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.824%, 12/15/33 (144A) (b)	935,342	778,217
Countrywide Revolving Home Equity Loan Trust 0.704%, 05/15/35 (b)	810,417	693,429
Credit-Based Asset Servicing & Securitization LLC 3.488%, 12/25/36	287,612	214,593
DCP Rights LLC 5.463%, 10/25/44 (144A)	6,934,385	7,104,638
Dryden Senior Loan Fund 1.917%, 08/15/25 (144A) (b)	1,035,000	1,026,037
2.060%, 01/15/25 (144A) (b)	660,000	660,016
Finn Square CLO, Ltd. 2.052%, 12/24/23 (144A) (b)	434,000	432,264
2.542%, 12/24/23 (144A) (b) (d)	370,000	370,000
First Franklin Mortgage Loan Trust 0.685%, 04/25/36 (b)	649,200	567,280
0.735%, 12/25/36 (b)	11,883,238	7,276,157
Flatiron CLO, Ltd. 1.000%, 10/25/21 (144A) (b)	790,000	790,000
Fraser Sullivan CLO, Ltd. 3.196%, 04/20/23 (144A) (b)	1,150,000	1,146,110
GE-WMC Asset-Backed Pass-Through Certificates 0.775%, 12/25/35 (b)	321,977	306,118
GoldenTree Loan Opportunities, Ltd. 1.521%, 08/18/22 (144A) (b)	700,000	688,553
3.929%, 04/17/22 (144A) (b)	830,000	830,216
Gramercy Park CLO, Ltd. 3.629%, 07/17/23 (144A) (b)	250,000	250,041
GT Loan Financing, Ltd. 2.013%, 10/28/24 (144A) (b)	5,670,000	5,661,285
Highbridge Loan Management, Ltd. 2.531%, 09/20/22 (144A) (b)	1,720,000	1,721,250

MSF-35

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Invitation Homes Trust 1.631%, 09/17/31 (144A) (b)	2,804,051	$2,799,504
1.831%, 08/17/32 (144A) (b)	2,086,350	2,096,708
2.731%, 09/17/31 (144A) (b)	670,000	672,895
3.508%, 12/17/31 (144A) (b)	470,000	474,352
KKR Financial CLO, Ltd. 1.830%, 07/15/25 (144A) (b)	4,895,000	4,890,384
Knollwood CDO, Ltd. 3.861%, 01/10/39 (144A) (b)(k)	809,910	8
LCM L.P. 1.873%, 07/14/22 (144A) (b)	125,614	125,609
2.838%, 04/19/22 (144A) (b)	940,000	940,103
2.996%, 04/20/27 (144A) (b)	990,000	992,136
3.846%, 04/20/27 (144A) (b)	250,000	250,888
3.925%, 08/25/24 (144A) (b)	430,000	430,324
Lehman ABS Mortgage Loan Trust 0.615%, 06/25/37 (144A) (b)	248,647	152,376
Lime Street CLO, Ltd. 1.407%, 06/20/21 (144A) (b)	500,000	480,169
Long Beach Mortgage Loan Trust 0.685%, 11/25/36 (b)	3,174,429	1,514,651
0.715%, 03/25/46 (b)	5,946,219	2,844,471
0.745%, 02/25/36 (b)	2,898,170	2,540,331
0.745%, 11/25/36 (b)	934,085	450,934
0.815%, 03/25/46 (b)	877,768	433,863
Madison Park Funding, Ltd. 2.096%, 01/20/25 (144A) (b)	690,000	689,980
2.165%, 10/23/25 (144A) (b)	616,000	606,472
3.046%, 01/20/25 (144A) (b)	1,660,000	1,660,382
Merrill Lynch First Franklin Mortgage Loan Trust 0.765%, 05/25/37 (b)	12,319,335	7,357,107
Morgan Stanley IXIS Real Estate Capital Trust 0.635%, 11/25/36 (b)	551,789	257,677
Mountain Hawk CLO, Ltd. 2.876%, 01/20/24 (144A) (b)	1,250,000	1,250,032
Muir Woods CLO, Ltd. 4.606%, 09/14/23 (144A) (b)	520,000	520,500
Neuberger Berman CLO, Ltd. 2.835%, 04/15/26 (144A) (b)	775,000	775,818
3.015%, 01/23/24 (144A) (b)	3,945,000	3,945,588
Northwoods Capital, Ltd. 2.099%, 01/18/24 (144A) (b)	5,070,000	5,064,935
Oaktree EIF, Ltd. 3.117%, 11/15/25 (144A) (b)	1,195,000	1,192,165
OCP CLO, Ltd. 2.209%, 04/17/27 (144A) (b)	280,000	280,059
2.426%, 10/18/28 (144A) (b)	540,000	539,460
Octagon Investment Partners, Ltd. 1.799%, 07/17/25 (144A) (b)	5,600,000	5,553,962
2.306%, 10/25/25 (144A) (b)	2,920,000	2,920,000
OHA Credit Partners, Ltd. 1.816%, 04/20/25 (144A) (b)	590,000	585,710
OHA Loan Funding, Ltd. 2.087%, 08/23/24 (144A) (b)	5,670,000	5,661,847

Asset-Backed - Other—(Continued)
OneMain Financial Issuance Trust 2.430%, 06/18/24 (144A)	2,137,626	2,139,444
3.240%, 06/18/24 (144A)	910,000	916,431
4.320%, 07/18/25 (144A)	3,100,000	3,088,131
5.310%, 09/18/24 (144A)	500,000	501,453
OZLM Funding, Ltd. 1.852%, 07/22/25 (144A) (b)	9,625,000	9,589,744
2.032%, 01/22/25 (144A) (b)	500,000	500,008
2.237%, 10/30/23 (144A) (b)	5,275,000	5,275,765
3.407%, 10/30/23 (144A) (b)	290,000	290,181
OZLM, Ltd.
2.729%, 07/17/26 (144A) (b)	1,000,000	1,005,655
3.579%, 04/17/26 (144A) (b)	960,000	960,132
Palmer Square CLO, Ltd. 3.729%, 10/17/25 (144A) (b)	360,000	360,036
PFS Tax Lien Trust 1.440%, 05/15/29 (144A)	1,913,048	1,902,675
Preston Ridge Mortgage LLC 4.000%, 09/27/21 (144A)	1,230,000	1,230,000
Pretium Mortgage Credit Partners LLC 4.375%, 11/27/30 (144A)	2,024,464	2,041,408
4.375%, 05/27/31 (144A)	2,500,230	2,525,507
Progress Residential Trust 2.031%, 09/17/33 (144A) (b)	1,130,000	1,142,280
2.740%, 06/12/32 (144A)	1,123,419	1,138,092
4.381%, 09/17/33 (144A) (b)	1,190,000	1,198,027
6.643%, 11/12/32 (144A)	250,000	258,898
Race Point CLO, Ltd. 2.061%, 02/20/25 (144A) (b)	1,635,000	1,631,328
2.190%, 04/15/27 (144A) (b)	720,000	720,228
3.187%, 12/15/22 (144A) (b)	490,000	490,915
RCO Mortgage LLC 3.988%, 11/25/45 (144A) (b)	782,905	780,755
SG Mortgage Securities Trust 0.734%, 10/25/36 (b)	570,000	365,389
Silvermore CLO, Ltd. 2.267%, 05/15/26 (144A) (b)	6,462,680	6,416,970
Sound Point CLO, Ltd. 2.067%, 01/21/26 (144A) (b)	2,185,000	2,178,170
2.138%, 10/20/28 (144A) (b)	1,240,000	1,241,244
Soundview Home Loan Trust 1.320%, 01/25/35 (b)	93,346	88,510
SpringCastle America Funding LLC 3.050%, 04/25/29 (144A)	4,530,000	4,530,000
Springleaf Funding Trust 3.620%, 11/15/24 (144A)	2,062,000	2,080,369
Sunset Mortgage Loan Co. LLC 3.721%, 11/16/44 (144A)	842,122	842,122
SWAY Residential Trust 1.831%, 01/17/32 (144A) (b)	6,079,138	6,087,083
Symphony CLO L.P. 3.179%, 04/16/22 (144A) (b)	500,000	500,000
Symphony CLO, Ltd. 1.980%, 10/15/25 (144A) (b)	8,810,000	8,758,506
2.879%, 01/17/25 (144A) (b)	360,000	360,058
2.879%, 10/17/26 (144A) (b)	6,170,000	6,170,580
3.430%, 10/15/25 (144A) (b)	1,560,000	1,561,371

MSF-36

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
TICP CLO, Ltd. 2.236%, 01/20/27 (144A) (b)	1,290,000	$1,290,468
3.046%, 01/20/27 (144A) (b)	340,000	339,105
Tricon American Homes Trust 1.781%, 05/17/32 (144A) (b)	766,405	765,059
Trimaran CLO, Ltd. 1.520%, 06/15/21 (144A) (b)	230,000	225,466
U.S. Residential Opportunity Fund Trust 3.475%, 07/27/36 (144A)	9,653,192	9,659,734
3.475%, 08/27/36 (144A)	15,302,986	15,296,583
Venture CLO, Ltd. 2.280%, 01/15/27 (144A) (b)	1,715,000	1,715,780
2.780%, 07/15/26 (144A) (b)	490,000	490,112
Vericrest Opportunity Loan Trust LLC 3.500%, 07/25/46 (144A)	2,796,611	2,798,451
3.500%, 09/25/46 (144A)	10,870,000	10,869,646
3.750%, 06/25/46 (144A)	8,519,638	8,549,638
3.844%, 06/25/46 (144A)	7,526,706	7,569,763
4.250%, 04/25/46 (144A)	632,830	639,219
Voya CLO, Ltd. 1.865%, 04/25/25 (144A) (b)	1,780,000	1,776,015
2.129%, 01/18/26 (144A) (b)	3,140,000	3,135,547
2.186%, 03/14/22 (144A) (b)	610,000	610,113
2.479%, 01/18/26 (144A) (b)	775,000	773,248
2.630%, 10/15/22 (144A) (b)	1,670,000	1,667,159
Washington Mutural Asset-Backed Certificates Trust 0.680%, 10/25/36 (b)	1,102,305	832,895
0.705%, 09/25/36 (b)	2,588,492	1,309,245
WestVue Mortgage Loan Trust 4.500%, 09/25/20 (144A)	795,650	797,894
Wind River CLO, Ltd. 1.830%, 07/15/26 (144A) (b)	2,080,000	2,108,432
Ziggurat CLO, Ltd. 2.259%, 10/17/26 (144A) (b)	12,105,000	12,105,351

		361,640,662

Asset-Backed - Student Loan—1.3%
Navient Private Education Loan Trust 1.724%, 12/15/28 (144A) (b)	830,000	837,051
2.224%, 11/15/30 (144A) (b)	2,507,000	2,572,598
2.274%, 10/17/44 (144A) (b)	4,595,000	4,345,335
2.650%, 12/15/28 (144A)	880,000	900,780
3.500%, 12/16/58 (144A)	970,000	934,228
Scholar Funding Trust 1.174%, 01/30/45 (144A) (b)	7,719,729	7,303,836
1.643%, 10/28/43 (144A) (b)	1,108,453	1,063,976
SLM Private Credit Student Loan Trust 1.020%, 03/15/23 (b)	383,096	381,280
1.050%, 06/15/21 (b)	832,184	830,419
1.180%, 03/15/24 (b)	4,800,000	4,531,133
SLM Private Education Loan Trust 1.374%, 02/15/22 (144A) (b)	644,355	645,110
1.924%, 10/15/31 (144A) (b)	3,740,000	3,794,241
2.500%, 03/15/47 (144A)	720,000	701,597

Asset-Backed - Student Loan—(Continued)
SLM Private Education Loan Trust
2.774%, 06/16/42 (144A) (b)	3,271,000	3,408,409
3.000%, 05/16/44 (144A)	970,000	958,492
SMB Private Education Loan Trust 1.724%, 07/15/27 (144A) (b)	930,000	931,759
1.924%, 07/15/27 (144A) (b)	420,000	427,627
1.974%, 02/17/32 (144A) (b)	2,090,000	2,114,794
2.024%, 05/15/31 (144A) (b)	2,440,000	2,475,576
2.024%, 02/17/32 (144A) (b)	1,025,000	1,030,257
2.024%, 04/15/32 (144A) (b)	730,000	733,835
2.274%, 05/17/32 (144A) (b)	3,490,000	3,559,930
2.430%, 02/17/32 (144A)	1,556,000	1,559,591
2.490%, 06/15/27 (144A)	1,210,000	1,232,224
2.700%, 05/15/31 (144A)	1,225,000	1,248,392
3.500%, 12/17/40 (144A)	2,090,000	2,000,749
SoFi Professional Loan Program LLC 2.340%, 04/25/33 (144A)	470,000	469,933
2.360%, 12/27/32 (144A)	770,000	777,273

		51,770,425

Total Asset-Backed Securities (Cost $443,839,764)		449,746,449

Mortgage-Backed Securities—7.5%

Collateralized Mortgage Obligations—2.9%
Ajax Mortgage Loan Trust 4.250%, 08/25/64 (144A)	1,881,703	1,875,461
American Home Mortgage Assets Trust 1.427%, 11/25/46 (b)	348,783	183,228
1.447%, 10/25/46 (b)	683,653	478,336
Angel Oak Mortgage Trust LLC 3.500%, 07/25/46 (144A)	1,352,517	1,351,032
4.500%, 11/25/45 (144A)	597,074	598,754
Banc of America Alternative Loan Trust 5.500%, 10/25/35	1,903,087	1,860,910
Bear Stearns Asset-Backed Securities Trust 6.250%, 12/25/35	3,224,260	2,815,482
6.250%, 02/25/36	3,772,097	2,902,616
COLT Funding LLC 3.525%, 12/26/45 (144A) (b)	1,081,660	1,074,626
COLT Mortgage Loan Trust 3.000%, 05/25/46 (144A)	920,293	928,116
Countrywide Alternative Loan Trust 0.665%, 04/25/47 (b)	1,096,046	933,912
0.665%, 05/25/47 (b)	3,814,014	3,235,792
0.715%, 10/25/46 (b)	1,593,577	1,352,633
0.722%, 03/20/47 (b)	2,383,099	1,649,782
0.732%, 07/20/46 (b)	4,350,142	2,146,373
0.735%, 07/25/46 (b)	1,936,041	1,618,819
0.825%, 01/25/36 (b)	890,137	757,751
2.237%, 11/25/46 (b)	4,520,945	3,634,420
5.500%, 04/25/37	1,237,198	1,022,909
6.000%, 02/25/36	1,589,334	1,250,117
6.000%, 05/25/37	4,272,644	3,114,986
6.500%, 09/25/37	10,227,744	7,416,428

MSF-37

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Countrywide Home Loan Mortgage Pass-Through Trust 1.467%, 04/25/46 (b)	5,324,929	$2,903,247
Credit Suisse Mortgage Capital Certificates 0.704%, 03/27/36 (144A) (b)	2,960,351	1,880,852
0.750%, 02/27/36 (144A) (b)	895,000	732,180
2.931%, 08/27/46 (144A) (b)	3,218,669	3,153,568
4.750%, 07/27/37 (144A) (b)	1,265,133	1,270,668
Deephaven Residential Mortgage Trust 4.000%, 07/25/46 (144A)	2,332,174	2,326,028
Deutsche ALT-A Securities Mortgage Loan Trust 0.675%, 12/25/36 (b)	4,229,168	3,461,734
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 1.022%, 01/27/37 (144A) (b)	479,996	1,193,754
Fannie Mae Connecticut Avenue Securities 5.775%, 10/25/23 (b)	7,415,000	8,209,874
Freddie Mac Structured Agency Credit Risk Debt Notes 4.324%, 03/25/29 (b)	1,310,000	1,317,047
4.374%, 03/25/29 (b)	1,400,000	1,409,027
GreenPoint Mortgage Funding Trust 2.507%, 03/25/36 (b)	268,133	222,368
GSMPS Mortgage Loan Trust 0.875%, 01/25/35 (144A) (b)	866,929	746,799
0.875%, 03/25/35 (144A) (b)	1,067,731	919,079
0.875%, 01/25/36 (144A) (b)	794,283	664,018
GSR Mortgage Loan Trust 6.000%, 07/25/37	1,244,721	1,124,212
JPMorgan Alternative Loan Trust 0.735%, 03/25/37 (b)	1,874,429	1,349,583
3.041%, 05/25/37 (b)	486,535	400,208
JPMorgan Mortgage Trust 6.500%, 08/25/36	433,328	356,681
Litigation Fee Residual Funding LLC 4.000%, 10/30/27	4,250,000	4,227,976
LSTAR Securities Investment Trust 2.523%, 01/01/20 (144A) (b)	1,563,636	1,550,175
2.527%, 03/01/20 (144A) (b)	2,228,651	2,192,292
LSTAR Securities Investment, Ltd. 2.494%, 11/01/20 (144A) (b)	973,223	956,192
2.523%, 03/01/21 (144A) (b)	5,529,058	5,421,242
2.528%, 09/01/21 (144A) (b)	6,626,000	6,528,681
3.994%, 11/01/20 (144A) (b)	350,000	336,000
MASTR Resecuritization Trust 0.959%, 08/25/37 (144A) (b)	756,605	540,671
Merrill Lynch Mortgage Investors Trust 3.004%, 05/25/36 (b)	2,533,931	2,078,541
Morgan Stanley Resecuritization Trust 1.239%, 06/26/47 (144A) (b)	550,658	488,753
Mortgage Loan Resecuritization Trust 0.848%, 04/16/36 (144A) (b)	4,798,165	3,953,976
New Residential Mortgage Loan Trust 3.750%, 08/25/55 (144A) (b)	562,967	570,321
Nomura Resecuritization Trust 1.044%, 11/26/35 (144A) (b)	710,000	631,636

Collateralized Mortgage Obligations—(Continued)
Residential Accredit Loans, Inc. Trust 0.685%, 02/25/37 (b)	451,665	373,722
0.715%, 07/25/37 (b)	1,156,878	988,856
Stanwich Mortgage Loan Co. LLC 3.721%, 08/16/46 (144A)	1,380,000	1,380,000
Structured Adjustable Rate Mortgage Loan Trust 3.029%, 04/25/47 (b)	1,747,371	1,335,943
Structured Asset Mortgage Investments Trust 0.715%, 06/25/36 (b)	1,207,255	956,592
0.755%, 02/25/36 (b)	2,763,120	2,143,591
Structured Asset Securities Corp. Mortgage Loan Trust 6.000%, 10/25/36 (144A)	732,756	644,712
Wedgewood Real Estate Trust 3.450%, 07/15/46 (144A) (b)	691,628	690,692
Wells Fargo Mortgage-Backed Securities Trust 2.994%, 07/25/36 (b)	596,314	586,294

		114,420,268

Commercial Mortgage-Backed Securities—4.6%
BAMLL Commercial Mortgage Securities Trust 1.574%, 09/15/26 (144A) (b)	499,000	498,463
3.124%, 09/15/26 (144A) (b)	260,000	258,477
3.716%, 04/14/33 (144A) (b)	850,000	773,281
3.727%, 08/14/34 (144A) (b)	2,470,000	2,229,175
4.024%, 09/15/26 (144A) (b)	947,000	938,012
Banc of America Commercial Mortgage Trust 5.451%, 01/15/49	789,986	793,101
5.482%, 01/15/49 (b)	630,000	626,916
5.723%, 06/10/49 (b)	7,807,445	7,904,017
5.772%, 02/10/51 (b)	2,590,000	2,655,386
5.801%, 04/10/49 (b)	470,000	478,060
Bayview Commercial Asset Trust 0.825%, 10/25/36 (144A) (b)	357,620	296,772
0.974%, 09/25/37 (144A) (b)	400,088	339,856
3.275%, 07/25/38 (144A) (b)	921,778	941,193
BB-UBS Trust 0.730%, 11/05/36 (144A) (b) (c)	85,480,000	3,817,554
4.160%, 11/05/36 (144A) (b)	330,000	325,845
Bear Stearns Commercial Mortgage Securities Trust 1.217%, 06/11/50 (144A) (b)	560,000	551,186
5.317%, 02/11/44	4,947,883	4,988,234
5.910%, 06/11/40 (b)	1,281,000	1,311,502
BHMS Mortgage Trust 2.023%, 07/05/33 (144A) (b)	3,305,000	3,295,185
BWAY Mortgage Trust 3.446%, 03/10/33 (144A)	1,495,000	1,497,162
3.454%, 03/10/33 (144A)	2,120,000	2,259,471
3.633%, 03/10/33 (144A)	600,000	596,106
4.058%, 03/10/33 (144A) (b)	1,210,000	1,161,087
CCRESG Commercial Mortgage Trust 5.671%, 04/10/29 (144A) (b)	230,000	231,263
CD Mortgage Trust 5.648%, 10/15/48	640,000	640,546
6.320%, 11/15/44 (b)	2,530,500	2,637,295

MSF-38

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CDGJ Commercial Mortgage Trust 1.924%, 12/15/27 (144A) (b)	3,581,990	$3,585,357
CFCRE Commercial Mortgage Trust 0.894%, 05/10/58 (b) (c)	2,370,000	137,659
1.937%, 05/10/58 (b) (c)	4,271,346	525,024
3.283%, 05/10/58	330,000	346,701
CGGS Commerical Mortgage Trust 4.024%, 02/15/33 (144A) (b)	1,513,001	1,522,071
5.274%, 02/15/33 (144A) (b)	1,862,496	1,880,126
Citigroup Commercial Mortgage Trust 1.385%, 10/10/47 (144A) (b) (c)	1,140,000	87,123
2.788%, 04/10/49 (144A)	560,000	389,382
3.520%, 09/10/31 (144A)	130,000	129,998
3.635%, 05/10/35 (144A) (b)	130,000	124,083
4.509%, 09/10/31 (144A)	250,000	249,989
COBALT CMBS Commercial Mortgage Trust 5.954%, 05/15/46 (b)	2,457,000	2,509,018
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.168%, 02/10/35 (144A) (b) (c)	60,958,000	460,233
1.208%, 12/10/49 (144A) (b)	640,000	616,962
1.616%, 03/10/46 (b) (c)	37,847,006	1,581,585
1.856%, 01/10/46 (b) (c)	36,019,480	2,137,666
2.122%, 02/13/32 (144A) (b)	1,280,000	1,277,509
2.777%, 02/13/32 (144A) (b)	550,000	542,152
4.456%, 07/10/48 (b)	1,600,000	1,504,655
4.524%, 10/15/31 (144A) (b)	2,845,000	2,550,430
4.565%, 12/10/47 (b)	420,000	440,159
4.698%, 08/10/48 (b)	2,170,000	2,254,099
4.895%, 07/15/47 (b)	1,280,000	1,369,247
5.543%, 12/11/49 (144A) (b)	2,690,000	2,728,756
Core Industrial Trust 3.077%, 02/10/34 (144A)	1,990,000	2,090,388
Countrywide Commercial Mortgage Trust 6.300%, 11/12/43 (144A) (b)	492,997	501,558
Credit Suisse First Boston Mortgage Securities Corp. 4.771%, 07/15/37	4,600	4,598
CSAIL Commercial Mortgage Trust 1.976%, 01/15/49 (b) (c)	4,494,983	538,690
3.943%, 04/15/50 (144A) (b)	130,000	108,151
4.506%, 08/15/48 (b)	340,000	350,557
DBJPM Mortgage Trust 3.636%, 09/10/49 (144A) (b)	1,800,000	1,339,103
DBRR Trust 1.636%, 12/18/49 (144A) (b)	270,836	270,743
5.355%, 06/17/49 (144A) (b)	3,160,000	3,196,418
Freddie Mac Multifamily Structured Pass-Through Certificates 2.312%, 10/25/22	540,000	553,362
FREMF Mortgage Trust 3.919%, 08/25/49 (144A) (b)	370,000	360,028
GAHR Commercial Mortgage Trust 1.824%, 12/15/34 (144A) (b)	1,030,469	1,033,031
3.495%, 12/15/34 (144A) (b)	6,057,000	5,617,684

Commercial Mortgage-Backed Securities—(Continued)
Greenwich Capital Commercial Mortgage Trust 5.867%, 12/10/49 (b)	520,000	536,716
GS Mortgage Securities Corp. 1.748%, 02/10/46 (b) (c)	46,325,261	3,522,281
3.550%, 12/10/27 (144A) (b)	7,062,358	6,748,830
GS Mortgage Securities Trust 2.850%, 10/10/49	3,100,000	3,176,103
4.801%, 06/10/47 (144A) (b)	180,000	146,177
Hilton USA Trust Zero Coupon, 11/05/30 (144A) (b) (c)	64,000,000	640
5.609%, 11/05/30 (144A) (b)	1,472,000	1,474,272
JPMBB Commercial Mortgage Securities Trust 1.339%, 10/15/48 (b) (c)	5,077,858	324,418
4.712%, 09/15/47 (144A) (b)	420,000	340,882
JPMorgan Chase Commercial Mortgage Securities Corp. 1.975%, 12/15/47 (b) (c)	9,266,892	618,645
JPMorgan Chase Commercial Mortgage Securities Trust 0.723%, 04/15/46 (b) (c)	4,900,000	155,649
0.750%, 08/15/49 (b) (c)	5,300,000	305,150
1.774%, 01/15/32 (144A) (b)	330,000	329,724
1.924%, 11/15/31 (144A) (b)	3,075,244	3,068,339
2.018%, 02/12/51 (b)	1,211,709	1,179,866
2.224%, 07/15/36 (144A) (b)	2,263,000	2,275,751
2.854%, 10/06/38 (144A) (b)	1,600,000	1,642,197
3.429%, 06/10/27 (144A)	1,140,000	1,177,067
3.824%, 01/15/32 (144A) (b)	1,645,000	1,640,590
3.958%, 04/15/46 (b)	2,230,000	2,275,257
4.401%, 01/15/49 (b)	970,000	896,695
4.474%, 01/15/32 (144A) (b)	540,000	538,396
5.431%, 06/12/47 (b)	7,486,480	7,529,892
5.593%, 05/12/45	473,667	473,305
5.774%, 01/15/32 (144A) (b)	820,000	819,088
5.940%, 06/15/49 (b)	2,510,857	2,545,409
LB-UBS Commercial Mortgage Trust 5.484%, 02/15/40	480,000	481,086
Lone Star Portfolio Trust 2.324%, 09/15/28 (144A) (b)	317,409	319,822
6.124%, 09/15/28 (144A) (b)	409,547	409,125
Merrill Lynch Mortgage Trust 6.008%, 06/12/50 (b)	2,851,698	2,900,090
ML-CFC Commercial Mortgage Trust 5.204%, 12/12/49	297,467	297,320
5.810%, 06/12/50 (b)	1,516,343	1,541,693
Morgan Stanley Bank of America Merrill Lynch Trust 1.299%, 12/15/47 (b) (c)	198,763	11,770
1.309%, 11/15/46 (b) (c)	18,019,657	1,030,133
1.339%, 12/15/47 (144A) (b) (c)	1,810,000	120,970
3.060%, 10/15/48 (144A)	820,000	587,276
3.068%, 10/15/48	1,300,000	944,741
3.071%, 02/15/48 (144A)	100,000	72,037
Morgan Stanley Capital Trust 0.698%, 02/12/44 (b)	720,000	712,417
3.274%, 08/15/26 (144A) (b)	300,000	299,550

MSF-39

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital Trust
3.560%, 07/13/29 (144A) (b)	540,000	$523,232
5.406%, 03/15/44	3,090,000	3,113,984
5.902%, 04/12/49 (b)	2,375,000	2,382,520
Morgan Stanley Re-REMIC Trust 2.000%, 07/27/49 (144A)	916,912	912,905
5.988%, 08/15/45 (144A) (b)	1,560,000	1,581,534
RBSCF Trust 6.158%, 02/16/51 (144A) (b)	7,321,866	7,312,614
SCG Trust 1.924%, 11/15/26 (144A) (b)	5,285,000	5,244,989
STRIPs, Ltd. 0.500%, 12/25/44 (144A)	2,370,000	2,369,791
1.500%, 12/25/44 (144A)	543,569	543,569
UBS-Barclays Commercial Mortgage Trust 3.724%, 02/15/28 (144A) (b)	950,000	929,894
Velocity Commercial Capital Loan Trust 2.955%, 06/25/45 (144A) (b)	2,335,940	2,353,460
2.972%, 04/25/46 (144A) (b)	2,452,208	2,456,646
Wachovia Bank Commercial Mortgage Trust 5.339%, 11/15/48	945,000	947,897
5.632%, 10/15/48 (b)	341,000	339,994
Waldorf Astoria Boca Raton Trust 1.858%, 06/15/29 (144A) (b)	1,590,000	1,590,104
Wells Fargo Commercial Mortgage Trust 1.135%, 02/15/48 (b) (c)	8,823,677	541,299
1.412%, 08/15/49 (144A) (b) (c)	1,430,000	138,839
1.486%, 08/15/49 (b) (c)	2,800,000	313,964
3.852%, 11/15/48	890,000	671,857
WF-RBS Commercial Mortgage Trust 1.119%, 11/15/47 (b) (c)	25,652,237	1,427,675
1.345%, 05/15/47 (b) (c)	11,962,451	701,442
1.528%, 03/15/48 (144A) (b) (c)	41,567,924	2,455,380
3.915%, 09/15/57 (b)	1,540,000	1,484,655

		180,767,053

Total Mortgage-Backed Securities (Cost $310,316,232)		295,187,321

Municipals—4.7%
Arizona Health Facilities Authority 1.243%, 01/01/37 (b)	1,140,000	1,054,318
Bay Area Toll Bridge Authority, Build America Bonds 6.918%, 04/01/40	1,575,000	2,324,416
Series S1 7.043%, 04/01/50	460,000	735,683
Brooklyn Arena Local Development Corp. 5.000%, 07/15/42	1,770,000	2,110,389
California State Public Works Board 8.361%, 10/01/34	760,000	1,177,901
Central Puget Sound Regional Transit Authority 5.000%, 11/01/45	350,000	422,202
City of Atlanta, GA Water & Wastewater Revenue 5.000%, 11/01/33	905,000	1,099,602
City of Portland, OR Sewer System Revenue 5.000%, 06/15/23	1,240,000	1,538,604
City of Seattle, WA Municipal Light & Power Revenue Series B 5.000%, 04/01/23	650,000	801,015
5.000%, 04/01/24	630,000	789,188
5.000%, 04/01/25	580,000	739,645
Clark County School District 5.000%, 06/15/26	675,000	850,095
5.000%, 06/15/27	675,000	844,283
5.000%, 06/15/28	720,000	895,781
Series A 5.000%, 06/15/23	1,585,000	1,947,252
5.000%, 06/15/24	1,820,000	2,264,790
Colorado Health Facilities Authority 5.250%, 02/01/31	655,000	736,344
Commonwealth of Puerto Rico 8.000%, 07/01/35	14,975,000	9,789,906
Eastern Municipal Water District Financing Authority 5.000%, 07/01/33	350,000	438,267
Energy Northwest Series A 5.000%, 07/01/27	665,000	859,798
5.000%, 07/01/28	325,000	416,845
Series B 2.814%, 07/01/24	1,290,000	1,346,179
Grant County Public Utility District No. 2 4.584%, 01/01/40	315,000	344,799
Hawaii State, General Obligation Unlimited 5.000%, 10/01/27	1,100,000	1,411,740
5.000%, 10/01/28	1,100,000	1,400,267
5.000%, 10/01/29	1,100,000	1,391,170
Horry County School District 5.000%, 03/01/19	360,000	395,226
5.000%, 03/01/20	360,000	409,000
5.000%, 03/01/22	530,000	638,184
5.000%, 03/01/23	590,000	727,830
5.000%, 03/01/24	625,000	787,256
5.000%, 03/01/25	355,000	453,740
Los Angeles Community College District 6.600%, 08/01/42	1,480,000	2,279,407
Los Angeles Department of Water & Power Revenue, Build America Bonds 6.603%, 07/01/50	565,000	886,864
Los Angeles, Unified School District, Build America Bonds 6.758%, 07/01/34	640,000	928,269
Series B 5.000%, 07/01/30	720,000	916,106
Massachusetts Development Finance Agency 5.000%, 07/01/44	2,685,000	3,106,169
Massachusetts Educational Financing Authority 5.000%, 01/01/22	740,000	843,940
Massachusetts State Clean Water Trust Revenue 5.000%, 02/01/25	585,000	754,129

MSF-40

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
Massachusetts State Clean Water Trust Revenue 5.000%, 02/01/26	685,000	$897,706
5.000%, 02/01/27	555,000	718,359
5.000%, 02/01/28	500,000	642,175
Metropolitan Transportation Authority Build America Bonds 6.668%, 11/15/39	170,000	244,227
6.687%, 11/15/40	590,000	848,432
6.814%, 11/15/40	1,005,000	1,457,039
Metropolitan Washington Airports Authority Dulles Toll Road Revenue 7.462%, 10/01/46	560,000	865,967
Miami-Dade County Series A 5.000%, 07/01/29	330,000	414,873
5.000%, 07/01/30	330,000	411,576
5.000%, 07/01/31	330,000	408,959
5.000%, 07/01/32	330,000	407,009
5.000%, 07/01/35	395,000	480,640
5.000%, 07/01/36	350,000	424,533
5.000%, 07/01/38	650,000	785,298
Miami-Dade County, FL Aviation Revenue 5.000%, 10/01/38	1,025,000	1,184,592
Series B 2.504%, 10/01/24	1,000,000	1,007,190
Miami-Dade County, FL Educational Facilities Authority 5.073%, 04/01/50	655,000	767,208
Minneapolis-St. Paul Metropolitan Airports Commission 5.000%, 01/01/28	360,000	461,455
5.000%, 01/01/29	360,000	456,862
5.000%, 01/01/30	360,000	454,586
Missouri State Health & Educational Facilities Authority Revenue 5.000%, 11/15/29	340,000	418,747
5.000%, 11/15/30	370,000	453,546
5.000%, 11/15/34	340,000	408,993
Municipal Electric Authority of Georgia, Build America Bonds 6.637%, 04/01/57	1,000,000	1,349,930
New Jersey State Educational Facility Authority Revenue 5.000%, 07/01/23	780,000	974,750
New Jersey State Turnpike Authority 5.000%, 01/01/45	325,000	383,292
New Jersey State Turnpike Authority, Build America Bonds 7.414%, 01/01/40	1,451,000	2,272,005
New Jersey Transportation Trust Fund Authority Series C Zero Coupon, 12/15/27	1,060,000	717,238
Zero Coupon, 12/15/31	1,060,000	595,603
Zero Coupon, 12/15/33	1,060,000	556,765
Zero Coupon, 12/15/35	1,060,000	487,303
Zero Coupon, 12/15/36	1,060,000	464,280
New York City Transitional Finance Authority Future Tax Secured Revenue 2.280%, 05/01/26	1,195,000	1,167,682
New York City Water & Sewer System 5.375%, 06/15/43	2,360,000	2,754,450
5.500%, 06/15/43	2,825,000	3,324,206
5.750%, 06/15/41	675,000	934,646
5.882%, 06/15/44	1,150,000	1,651,411
New York State Dormitory Authority 5.000%, 03/15/20	1,175,000	1,335,881
5.000%, 03/15/25	2,150,000	2,744,733
New York State Dormitory Authority Build America Bonds 5.389%, 03/15/40	1,075,000	1,409,637
New York State Dormitory Authority Revenue 5.000%, 03/15/32	580,000	719,171
New York State Housing Finance Agency 3.250%, 11/01/41	340,000	341,323
New York State Thruway Authority 5.000%, 01/01/31	730,000	882,008
Series A 5.000%, 05/01/19	305,000	335,573
New York State Urban Development Corp. 5.000%, 03/15/24	230,000	287,788
5.000%, 03/15/25	850,000	1,080,494
5.000%, 03/15/26	1,505,000	1,939,674
5.000%, 03/15/27	215,000	273,865
5.000%, 03/15/28	305,000	384,883
New York Transportation Development Corp.
Series A 5.000%, 07/01/46	1,710,000	1,934,078
5.250%, 01/01/50	1,375,000	1,574,925
North Carolina Department of Transportation 5.000%, 06/30/54	1,000,000	1,127,250
Orange County Local Transportation Authority 6.908%, 02/15/41	1,420,000	2,069,480
Orange County Sanitation District 5.000%, 02/01/34	500,000	622,850
Pennsylvania Economic Development Financing Authority 5.000%, 12/31/38	510,000	594,609
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,435,000	1,651,326
4.810%, 10/15/65	720,000	877,507
4.960%, 08/01/46	1,910,000	2,370,711
Port of Morrow, OR 2.987%, 09/01/36	875,000	871,115
Public Power Generation Agency Revenue 5.000%, 01/01/34	5,000	6,026
Regents of the University of California Medical Center Pooled Revenue 6.583%, 05/15/49	1,455,000	2,085,102
Sacramento County, CA, Airport System Revenue 5.250%, 07/01/39	500,000	532,230
San Antonio TX Electric & Gas Systems Revenue 5.808%, 02/01/41	470,000	646,001

MSF-41

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Municipals—(Continued)

Security Description	Principal Amount*	Value
San Diego County Water Authority Financing Corp.
Series A 5.000%, 05/01/32	350,000	$438,631
5.000%, 05/01/33	710,000	886,300
San Jose CA, Airport Revenue 5.000%, 03/01/37	860,000	872,771
South Carolina Public Service Authority 2.388%, 12/01/23	1,587,000	1,607,647
State of California 5.000%, 09/01/17	710,000	737,108
State of California General Obligation Unlimited 5.000%, 09/01/27	1,375,000	1,759,629
5.000%, 09/01/32	345,000	428,469
State of California General Obligation Unlimited, Build America Bonds 4.988%, 04/01/39	790,000	856,708
7.300%, 10/01/39	345,000	523,979
7.350%, 11/01/39	690,000	1,055,362
7.500%, 04/01/34	1,125,000	1,704,634
7.550%, 04/01/39	1,375,000	2,201,939
7.600%, 11/01/40	3,780,000	6,127,871
State of Colorado 3.000%, 06/27/17	710,000	721,097
State of Georgia
Series A 5.000%, 02/01/29	395,000	503,799
Series A-1 5.000%, 02/01/26	810,000	1,059,051
Series C-1 5.000%, 07/01/23	1,735,000	2,161,827
5.000%, 07/01/24	2,535,000	3,225,509
5.000%, 07/01/26	355,000	467,560
State of Illinois, Build America Bonds 5.100%, 06/01/33	4,320,000	4,164,480
State of Maryland 5.000%, 06/01/23	680,000	844,315
5.000%, 06/01/24	680,000	861,628
State of Massachusetts
Series B 5.000%, 07/01/22	1,320,000	1,597,345
5.000%, 07/01/23	1,795,000	2,222,156
5.000%, 07/01/25	720,000	920,916
5.000%, 07/01/26	700,000	907,963
5.000%, 07/01/28	700,000	923,020
State of Minnesota 5.000%, 08/01/27	890,000	1,162,126
State of Nevada Highway Improvement Revenue 5.000%, 12/01/27	665,000	856,906
5.000%, 12/01/28	315,000	402,362
State of North Carolina
Series A 5.000%, 06/01/24	880,000	1,117,987
Series B 5.000%, 06/01/25	2,505,000	3,242,397
State of North Carolina
Series A 5.000%, 06/01/26	1,500,000	1,973,400
State of Ohio 5.000%, 12/15/23	1,180,000	1,475,236
Series A 5.000%, 09/15/24	1,000,000	1,265,470
State of Oregon 2.000%, 06/30/17	710,000	716,156
State of Pennsylvania 5.000%, 09/15/24	750,000	926,910
5.000%, 09/15/25	480,000	601,416
5.000%, 09/15/26	310,000	392,528
State of Washington General Obligation Unlimited 5.000%, 07/01/28	650,000	802,984
Series A 5.000%, 08/01/25	705,000	902,139
5.000%, 08/01/26	705,000	915,358
5.000%, 08/01/27	705,000	902,872
Series R 5.000%, 08/01/28	825,000	1,047,222
5.000%, 08/01/29	825,000	1,039,665
5.000%, 08/01/30	825,000	1,035,490
5.000%, 08/01/31	825,000	1,030,508
5.000%, 08/01/32	825,000	1,025,558
State of Wisconsin 5.000%, 05/01/34	810,000	988,411
Texas Private Activity Bond Surface Transportation Corp. 5.000%, 12/31/55	680,000	773,119
Turlock Irrigation District 5.000%, 01/01/46	440,000	534,376
University of California CA, Revenue 4.858%, 05/15/2112	980,000	1,077,245
Utah Transit Authority 5.000%, 06/15/27	3,500,000	4,458,965
West Virginia Hospital Finance Authority 5.000%, 06/01/19	365,000	402,653
5.000%, 06/01/20	390,000	443,294
5.000%, 06/01/21	390,000	454,592
5.000%, 06/01/22	425,000	507,140
5.000%, 06/01/23	355,000	431,907
5.000%, 06/01/24	375,000	463,774

Total Municipals (Cost $179,117,222)		184,960,252

Foreign Government—3.4%

Sovereign—3.4%
Argentine Republic Government International Bonds 6.250%, 04/22/19 (144A)	10,034,000	10,641,057
7.820%, 12/31/33 (EUR) (g)	3,122,104	3,905,287

MSF-42

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Brazilian Government International Bonds 2.875%, 04/01/21 (EUR)	757,000	$866,107
4.875%, 01/22/21	814,000	868,945
5.000%, 01/27/45	426,000	386,595
7.125%, 01/20/37	1,207,000	1,418,225
Colombia Government International Bonds 4.000%, 02/26/24 (h)	9,755,000	10,389,075
Deutsche Bundesrepublik Inflation Linked Bonds 0.100%, 04/15/26 (EUR) (g)	16,227,037	20,528,976
Egypt Government International Bonds 5.875%, 06/11/25	826,000	784,964
Hellenic Republic Government Bonds 3.000%, 02/24/23 (EUR) (l)	103,000	86,942
3.000%, 02/24/24 (EUR) (l)	103,000	84,602
3.000%, 02/24/25 (EUR) (l)	103,000	82,729
3.000%, 02/24/26 (EUR) (l)	103,000	81,462
3.000%, 02/24/27 (EUR) (l)	103,000	79,365
3.000%, 02/24/28 (EUR) (l)	103,000	77,235
3.000%, 02/24/29 (EUR) (l)	103,000	75,421
3.000%, 02/24/30 (EUR) (l)	103,000	74,108
3.000%, 02/24/31 (EUR) (l)	103,000	72,605
3.000%, 02/24/32 (EUR) (l)	103,000	71,564
3.000%, 02/24/33 (EUR) (l)	103,000	70,216
3.000%, 02/24/34 (EUR) (l)	103,000	69,370
3.000%, 02/24/35 (EUR) (l)	103,000	68,152
3.000%, 02/24/36 (EUR) (l)	103,000	68,370
3.000%, 02/24/37 (EUR) (l)	103,000	67,888
3.000%, 02/24/38 (EUR) (l)	103,000	67,202
3.000%, 02/24/39 (EUR) (l)	103,000	67,286
3.000%, 02/24/40 (EUR) (l)	103,000	67,098
3.000%, 02/24/41 (EUR) (l)	103,000	67,219
3.000%, 02/24/42 (EUR) (l)	103,000	67,488
Hungary Government International Bonds 5.375%, 03/25/24	3,500,000	4,064,515
Indonesia Government International Bonds 3.375%, 04/15/23 (144A)	2,016,000	2,077,198
5.375%, 10/17/23 (144A)	1,350,000	1,556,040
5.875%, 01/15/24 (144A)	3,964,000	4,674,614
Indonesia Treasury Bonds 6.625%, 05/15/33 (IDR)	10,707,000,000	755,352
8.250%, 05/15/36 (IDR)	42,348,000,000	3,497,242
8.375%, 03/15/24 (IDR)	20,667,000,000	1,712,617
8.375%, 03/15/34 (IDR)	47,298,000,000	3,950,258
8.750%, 05/15/31 (IDR)	21,227,000,000	1,828,871
Mexican Bonos 4.750%, 06/14/18 (MXN)	75,800,000	3,874,149
Mexican Udibonos 3.500%, 12/14/17 (MXN) (g)	19,827,616	1,045,777
Mexico Government International Bonds 4.000%, 10/02/23 (h)	27,750,000	29,650,875
Panama Government International Bonds 3.750%, 03/16/25	2,557,000	2,758,364
Peruvian Government International Bonds 7.350%, 07/21/25 (h)	2,900,000	4,016,500

Sovereign—(Continued)
South Africa Government International Bonds 4.875%, 04/14/26	2,360,000	2,480,832
Turkey Government Bonds 8.500%, 07/10/19 (TRY)	3,875,000	1,285,240
10.500%, 01/15/20 (TRY)	5,815,000	2,033,603
Turkey Government International Bonds 5.625%, 03/30/21	950,000	1,011,750
6.750%, 04/03/18	3,212,000	3,395,116
7.000%, 03/11/19	1,615,000	1,749,852
7.500%, 11/07/19	1,750,000	1,946,350
Uruguay Government International Bonds 4.375%, 10/27/27 (g)	3,280,000	3,530,100
Venezuela Government International Bonds 7.000%, 03/31/38	928,000	428,272
8.250%, 10/13/24	815,000	400,165

Total Foreign Government (Cost $130,987,063)		134,979,205

Preferred Stocks—0.4%

Banks—0.4%
Citigroup Capital, 7.122% (b)	292,339	7,700,209
GMAC Capital Trust, 6.602% (b)	250,000	6,352,500

		14,052,709

Thrifts & Mortgage Finance—0.0%
Federal Home Loan Mortgage Corp. Series Z, 8.375% (b) (h)	70,000	243,600
Federal National Mortgage Association Series S, 8.250% (b)	70,000	245,700

		489,300

Total Preferred Stocks (Cost $14,797,285)		14,542,009

Purchased Options—0.1%

Currency Options—0.0%
AUD Put/USD Call, Strike Price USD 0.75, Expires 10/20/16 (Counterparty - UBS AG) (AUD)	52,890,000	109,294
USD Call/BRL Put, Strike Price BRL 3.50, Expires 10/20/16 (Counterparty - Morgan Stanley & Co. LLC)	1,180,000	1,422
USD Call/CAD Put, Strike Price CAD 1.43, Expires 11/30/16 (Counterparty - Morgan Stanley & Co. LLC)	180,000	11,551
USD Call/CNH Put, Strike Price CNH 6.75, Expires 12/15/16 (Counterparty - Deutsche Bank AG)	2,869,000	18,935

MSF-43

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Purchased Options—(Continued)

Security Description	Notional Amount*	Value

Currency Options—(Continued)
USD Call/CNH Put, Strike Price CNH 6.80, Expires 11/04/16 (Counterparty - Bank of America N.A.)	24,470,000	$39,152
USD Call/JPY Put, Strike Price JPY 105.00, Expires 10/20/16 (Counterparty - Citibank N.A.)	1,060,600	58,872
USD Call/KRW Put, Strike Price KRW 1,120.00, Expires 11/15/16 (Counterparty - Deutsche Bank AG)	2,430,000	23,858
USD Call/KRW Put, Strike Price KRW 1,135.00, Expires 10/20/16 (Counterparty - HSBC Bank plc)	2,010,000	3,863
USD Call/KRW Put, Strike Price KRW 1,170.00, Expires 10/20/16 (Counterparty - BNP Paribas S.A.)	2,010,000	569
USD Call/MXN Put, Strike Price MXN 18.75, Expires 11/16/16 (Counterparty - Goldman Sachs International)	1,990,000	102,087
USD Call/MXN Put, Strike Price MXN 19.00, Expires 11/14/16 (Counterparty - Goldman Sachs International)	2,360,000	100,064
USD Call/MXN Put, Strike Price MXN 19.15, Expires 10/27/16 (Counterparty - Goldman Sachs International)	3,210,000	84,744
USD Call/MXN Put, Strike Price MXN 19.65, Expires 11/16/16 (Counterparty - Goldman Sachs International)	2,420,000	67,479
USD Call/MXN Put, Strike Price MXN 19.90, Expires 11/23/16 (Counterparty - Deutsche Bank AG)	2,230,000	54,900
USD Call/MXN Put, Strike Price MXN 20.00, Expires 11/23/16 (Counterparty - Deutsche Bank AG)	2,400,000	54,982
USD Call/MXN Put, Strike Price MXN 23.00, Expires 11/30/16 (Counterparty - Morgan Stanley & Co. LLC)	131,184	12,389
USD Call/RUB Put, Strike Price RUB 66.50, Expires 10/07/16 (Counterparty - Deutsche Bank AG)	1,040,000	520
USD Call/TWD Put, Strike Price TWD 31.00, Expires 10/07/16 (Counterparty - Goldman Sachs International)	2,220,000	22,422
USD Call/TWD Put, Strike Price TWD 32.00, Expires 11/23/16 (Counterparty - BNP Paribas S.A.)	2,240,000	8,646
USD Put/BRL Call, Strike Price BRL 3.22, Expires 10/20/16 (Counterparty - Goldman Sachs International)	1,180,000	10,029
USD Put/BRL Call, Strike Price BRL 3.30, Expires 11/23/16 (Counterparty - Morgan Stanley & Co. LLC)	1,840,000	47,636
USD Put/INR Call, Strike Price INR 67.50, Expires 12/1/16 (Counterparty - Deutsche Bank AG)	2,196,000	28,331

Currency Options—(Continued)
USD Put/INR Call, Strike Price INR 67.80, Expires 11/10/16 (Counterparty - Morgan Stanley & Co. LLC)	3,660,000	58,560
USD Put/MXN Call, Strike Price MXN 19.30, Expires 10/18/16 (Counterparty - Morgan Stanley & Co. LLC)	2,210,000	24,297

		944,602

Forward Volatility Agreements—0.0%
Call - EUR/USD Straddle, Strike Volatility 9.00%, Expires 12/13/16 (Counterparty - BNP Paribas S.A.) (EUR) (m)	29,220,000	75,627
Call - EUR/USD Straddle, Strike Volatility 9.075%, Expires 12/13/16 (Counterparty - Goldman Sachs International) (EUR) (m)	28,837,000	82,573
Call - EUR/USD Straddle, Strike Volatility 9.15%, Expires 12/13/16 (Counterparty - BNP Paribas S.A.) (EUR) (m)	28,799,000	90,422
Call - EUR/USD Straddle, Strike Volatility 9.20%, Expires 12/13/16 (Counterparty - JPMorgan Chase Bank N.A.) (EUR) (m)	28,390,000	94,336

		342,958

Interest Rate Swaptions—0.0%
Put - OTC - 30 Year Interest Rate Swap, Exercise Rate 2.05%, Expires 11/18/16 (Counterparty - Bank of America N.A.)	58,250,000	317,689

Options on Exchange-Traded Futures Contracts—0.1%
Put - Eurodollar Midcurve 3 Year Futures @ 98.50, Expires 12/16/16	5,871	1,064,119
Put - U.S. Treasury Note 10-Year Futures @ 131.00, Expires 10/21/16	1,334	604,302

		1,668,421

Total Purchased Options (Cost $4,340,571)		3,273,670

Short-Term Investments—3.6%

Certificate of Deposit—2.8%
Bank of Tokyo Mitsubishi UFJ, Ltd. 1.431%, 08/17/17	10,000,000	10,000,000
BNP Paribas S.A. (NY) 1.530%, 08/17/17	5,120,000	5,120,000
Cooperatieve Rabobank UA 1.311%, 08/16/17	10,000,000	10,000,000
Credit Industriel et Commercial (NY) 1.411%, 08/16/17	10,000,000	10,000,000
Credit Suisse AG 1.584%, 08/16/17	4,900,000	4,900,000
1.609%, 08/24/17	4,990,000	4,990,000
Norinchukin Bank (NY) 1.200%, 02/22/17	5,150,000	5,150,000

MSF-44

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Certificate of Deposit—(Continued)
Skandinaviska Enskilda Banken AB 1.291%, 08/17/17	10,000,000	$10,000,000
Sumitomo Mitsui Banking Corp. 1.431%, 08/18/17	5,200,000	5,200,000
Sumitomo Mitsui Trust Bank, Ltd. 1.530%, 08/16/17	10,000,000	10,000,000
Svenska Handelsbanken AB 1.195%, 02/27/17	5,200,000	5,200,000
Swedbank (Sparbank) 1.380%, 08/18/17	5,120,000	5,120,000
Toronto-Dominion Bank 1.304%, 08/15/17	9,860,000	9,860,000
UBS AG (Stamford) 1.530%, 09/01/17	5,230,000	5,230,000
Wells Fargo Bank N.A. 1.343%, 09/22/17	10,000,000	10,000,000

		110,770,000

Commercial Paper—0.6%
BPCE S.A. 1.505%, 08/14/17	10,050,000	9,919,912
Mizuho Bank, Ltd. 1.381%, 08/16/17	9,920,000	9,801,332
Nordea Bank AB 1.221%, 03/09/17	5,020,000	4,993,283

		24,714,527

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $8,479,797 on 10/03/16, collateralized by $8,140,000 U.S. Treasury Notes with rates ranging from 1.625% - 2.625%, maturity dates ranging from 11/15/20 - 11/30/20, with a value of $8,649,375.	8,479,775	8,479,775

Total Short-Term Investments (Cost $143,964,302)		143,964,302

Securities Lending Reinvestments (n)—1.4%

Certificates of Deposit—0.2%
Abbey National Treasury Services 0.440%, 10/03/16	500,000	500,000
ABN AMRO Bank NV Zero Coupon, 12/22/16	500,000	498,936
Bank of Montreal 0.500%, 10/24/16	1,000,000	1,000,000
Bank of Nova Scotia 0.750%, 10/19/16	200,000	200,022
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	200,000	200,000
Chiba Bank, Ltd., New York 0.870%, 11/30/16	800,000	800,135

Certificates of Deposit—(Continued)
DZ Bank AG 0.950%, 01/03/17	1,000,000	1,000,000
KBC Bank NV Zero Coupon, 12/27/16	500,000	499,305
1.000%, 01/04/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	800,000	800,001
National Bank of Canada 0.420%, 10/06/16	250,000	250,000
0.480%, 10/28/16	250,000	249,999
Norinchukin Bank 0.480%, 10/24/16	500,000	499,999
Standard Chartered Bank New York 0.910%, 12/16/16	100,000	100,008
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	1,000,000	1,000,029
Swedbank 0.350%, 10/03/16	800,000	799,998

		9,398,432

Commercial Paper—0.1%
Albion Capital Corp. 0.720%, 10/25/16	200,000	199,936
BNP Paribas 0.510%, 10/21/16	500,000	499,874
Charta LLC 0.880%, 12/22/16	250,000	249,522
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	500,000	499,731
Credit Suisse AG 0.971%, 10/19/16	250,000	249,997
Kells Funding LLC 1.040%, 01/19/17	100,000	99,703
LMA S.A. & LMA Americas 0.580%, 10/14/16	200,000	199,970
0.580%, 10/17/16	150,000	149,964
Manhattan Asset Funding 0.740%, 11/28/16	750,000	749,257
Ridgefield Funding Co. LLC 0.650%, 10/26/16	350,000	349,823
Victory Receivables Corp. 1.050%, 01/04/17	750,000	748,097

		3,995,874

Repurchase Agreements—1.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $4,100,319 on 10/03/16, collateralized by $3,874,562 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $4,182,001.	4,100,000	4,100,000

MSF-45

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $4,100,285 on 10/03/16, collateralized by $4,025,066 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $4,182,004.	4,100,000	$4,100,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $3,000,125 on 10/03/16, collateralized by $2,916,577 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $3,060,000.	3,000,000	3,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $3,000,113 on 10/03/16, collateralized by $2,366,400 U.S. Treasury Bond with rates ranging from 3.625% - 3.625%, maturity dates ranging from 08/15/43 - 08/15/43, with a value of $3,060,042.	3,000,000	3,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $4,100,321 on 10/03/16, collateralized by $3,914,184 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $4,183,749.	4,100,000	4,100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $496,535 on 10/03/16, collateralized by $410,214 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $506,446.	496,515	496,515
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $9,000,525 on 10/03/16, collateralized by $14,396,049 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $9,180,536.	9,000,000	9,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $1,700,122 on 10/04/16, collateralized by $1,635,016 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $1,734,000.	1,700,000	1,700,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $9,000,390 on 10/03/16, collateralized by $12,706,878 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $9,180,000.	9,000,000	9,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $2,000,077 on 10/03/16, collateralized by $1,872,360 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $2,040,041.	2,000,000	2,000,000

		40,496,515

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	400,000	400,000
Canadian Imperial Bank 0.260%, 10/03/16	2,000,000	2,000,000
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	1,000,000	1,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	500,000	500,000
Royal Bank of Canada 0.280%, 10/03/16	500,000	500,000

		4,400,000

Total Securities Lending Reinvestments (Cost $58,289,961)		58,290,821

Total Investments—117.5% (Cost $4,576,248,755) (o)		4,639,753,211
Other assets and liabilities (net)—(17.5)%		(689,816,704)

Net Assets—100.0%		$3,949,936,507

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent less than 0.05% of net assets.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2016, the value of securities pledged amounted to $267,826,848.

MSF-46

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $3,371,702.
(g)	Principal amount of security is adjusted for inflation.
(h)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $54,330,215 and the collateral received consisted of cash in the amount of $56,289,449. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(k)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $8, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(l)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(m)	On the strike date of 10/13/16, based on the current volatility level, the option will settle in cash or convert to a two month straddle option using the 10/13/16 spot rate.
(n)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(o)	As of September 30, 2016, the aggregate cost of investments was $4,576,248,755. The aggregate unrealized appreciation and depreciation of investments were $95,127,272 and $(31,622,816), respectively, resulting in net unrealized appreciation of $63,504,456.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $638,923,430, which is 16.2% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit
(TRY)—	Turkish Lira

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Knollwood CDO, Ltd., 3.861%, 01/10/39	02/10/04	$809,910	$809,910	$8

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Amherst Pierpont Securities LLC	1.050%	09/30/16	10/03/16	USD	24,685,180	$24,685,180
Bank of America N.A.	1.350%	09/30/16	10/03/16	USD	42,000,000	42,000,000
Bank of America N.A.	0.890%	09/30/16	10/03/16	USD	51,992,657	51,992,657
Barclays Bank plc	1.150%	09/30/16	10/03/16	USD	75,178,355	75,178,355
Deutsche Bank AG	0.300%	09/30/16	10/03/16	USD	75,187,500	75,187,500

Total						$269,043,692

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	2.500%	TBA	(12,225,000)	$(12,613,848)	$(12,662,099)
Fannie Mae 15 Yr. Pool	3.000%	TBA	(5,304,000)	(5,550,934)	(5,568,372)
Fannie Mae 15 Yr. Pool	3.500%	TBA	(50,970,000)	(53,804,584)	(53,733,532)
Fannie Mae 15 Yr. Pool	4.000%	TBA	(1,822,000)	(1,881,784)	(1,880,361)
Fannie Mae 30 Yr. Pool	3.000%	TBA	(79,285,500)	(82,098,765)	(82,404,267)
Fannie Mae 30 Yr. Pool	3.500%	TBA	(15,269,000)	(16,068,901)	(16,111,180)
Fannie Mae 30 Yr. Pool	4.000%	TBA	(35,706,000)	(38,337,791)	(38,347,687)
Fannie Mae 30 Yr. Pool	4.000%	TBA	(43,041,000)	(46,208,549)	(46,171,561)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(4,230,000)	(4,631,555)	(4,632,410)

MSF-47

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

TBA Forward Sale Commitments—(Continued)

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 30 Yr. Pool	4.500%	TBA	(7,100,000)	$(7,766,836)	$(7,767,536)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(3,939,000)	(4,367,366)	(4,375,137)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(4,465,000)	(4,958,014)	(4,956,237)
Fannie Mae 30 Yr. Pool	6.000%	TBA	(2,002,000)	(2,295,418)	(2,293,421)
Freddie Mac 30 Yr. Gold Pool	4.500%	TBA	(228,000)	(249,464)	(249,375)
Ginnie Mae I 30 Yr. Pool	3.500%	TBA	(9,297,000)	(9,856,273)	(9,883,510)
Ginnie Mae I 30 Yr. Pool	4.500%	TBA	(3,100,000)	(3,420,656)	(3,422,520)
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(8,359,000)	(9,021,190)	(9,018,379)

Totals				$(303,131,928)	$(303,477,584)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	3,628,430	Bank of America N.A.	10/04/16	USD	1,130,000	$(14,298)
BRL	3,377,400	Goldman Sachs International	10/04/16	USD	1,040,000	(1,487)
BRL	3,652,550	Goldman Sachs International	10/04/16	USD	1,125,177	(2,059)
BRL	3,674,195	Goldman Sachs International	10/04/16	USD	1,131,845	(2,071)
BRL	3,733,298	Goldman Sachs International	10/04/16	USD	1,151,325	(3,377)
BRL	4,876,025	Goldman Sachs International	10/04/16	USD	1,502,072	(2,748)
BRL	5,020,621	Goldman Sachs International	10/04/16	USD	1,546,615	(2,830)
BRL	5,982,345	Goldman Sachs International	10/04/16	USD	1,850,000	(10,495)
BRL	6,091,372	Goldman Sachs International	10/04/16	USD	1,876,462	(3,433)
BRL	22,026,672	Goldman Sachs International	10/04/16	USD	6,792,884	(19,927)
BRL	3,674,550	Royal Bank of Scotland plc	10/04/16	USD	1,100,000	29,883
BRL	14,172,349	Royal Bank of Scotland plc	10/04/16	USD	4,365,827	(7,988)
BRL	5,332,500	UBS AG	10/04/16	USD	1,642,690	(3,005)
BRL	12,776,940	Royal Bank of Scotland plc	10/05/16	USD	3,960,000	(32,423)
BRL	329,943	Royal Bank of Scotland plc	11/03/16	USD	101,117	(525)
BRL	14,288,774	Royal Bank of Scotland plc	11/03/16	USD	4,376,883	(20,600)
BRL	1,544,400	BNP Paribas S.A.	12/21/16	USD	450,000	14,233
BRL	890,298	Goldman Sachs International	12/21/16	USD	270,000	(2,384)
BRL	631,249	JPMorgan Chase Bank N.A.	12/21/16	USD	184,000	5,748
BRL	302,535	Nomura International plc	12/21/16	USD	90,000	939
BRL	1,192,860	Royal Bank of Scotland plc	12/21/16	USD	360,000	(1,437)
CAD	2,559,105	Barclays Bank plc	10/04/16	USD	1,980,000	(29,372)
CAD	2,559,619	Barclays Bank plc	10/04/16	USD	1,980,000	(28,979)
CAD	594,990	BNP Paribas S.A.	12/21/16	USD	450,000	3,775
CAD	234,801	Royal Bank of Scotland plc	12/21/16	USD	180,000	(927)
CLP	1,518,095,670	Credit Suisse International	10/03/16	USD	2,303,356	5,096
CLP	1,527,488,130	Credit Suisse International	10/03/16	USD	2,247,000	75,734
CNY	4,715,088	BNP Paribas S.A.	11/07/16	USD	705,000	984
CNY	4,681,107	Goldman Sachs International	11/07/16	USD	700,000	896
CNY	4,714,782	Goldman Sachs International	11/07/16	USD	705,000	938
CNY	5,609,976	Goldman Sachs International	11/07/16	USD	839,000	974
CNY	14,562,399	Goldman Sachs International	11/07/16	USD	2,192,000	(11,592)
CNY	4,715,931	Royal Bank of Canada	11/07/16	USD	705,000	1,110
COP	1,650,320,000	Credit Suisse International	10/03/16	USD	560,000	12,362
COP	1,650,896,800	Credit Suisse International	10/03/16	USD	560,000	12,562
COP	3,331,787,200	Credit Suisse International	10/03/16	USD	1,156,891	(1,364)
COP	4,078,900,000	BNP Paribas S.A.	10/05/16	USD	1,400,000	14,380
COP	3,369,800,000	Royal Bank of Scotland plc	10/05/16	USD	1,160,000	8,496
COP	4,067,000,000	Royal Bank of Scotland plc	10/05/16	USD	1,400,000	10,254
EUR	1,255,496	Citibank N.A.	10/04/16	USD	1,420,000	(9,639)
EUR	2,245,231	Citibank N.A.	10/04/16	USD	2,540,000	(17,821)
EUR	889,958	Goldman Sachs International	10/14/16	USD	1,001,053	(860)

MSF-48

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	405,000	BNP Paribas S.A.	12/21/16	USD	454,934	$1,666
EUR	72,000	Royal Bank of Scotland plc	12/21/16	USD	81,270	(97)
EUR	828,000	Royal Bank of Scotland plc	12/21/16	USD	934,771	(1,276)
EUR	90,000	Standard Chartered Bank	12/21/16	USD	100,746	721
GBP	1,495,127	Barclays Bank plc	10/04/16	USD	1,980,000	(42,091)
GBP	1,495,181	JPMorgan Chase Bank N.A.	10/04/16	USD	1,980,000	(42,022)
GBP	203,634	Citibank N.A.	12/21/16	USD	266,750	(2,383)
GBP	233,039	Citibank N.A.	12/21/16	USD	303,987	(1,445)
GBP	630,000	HSBC Bank plc	12/21/16	USD	815,536	2,358
GBP	234,000	JPMorgan Chase Bank N.A.	12/21/16	USD	309,407	(5,618)
GBP	1,290,000	Royal Bank of Scotland plc	12/21/16	USD	1,681,465	(6,730)
HUF	1,098,323,028	Citibank N.A.	10/04/16	USD	3,960,000	45,782
INR	3,867,440	Royal Bank of Scotland plc	10/13/16	USD	58,000	(27)
INR	112,086,200	Standard Chartered Bank	10/13/16	USD	1,685,000	(4,825)
INR	113,097,200	UBS AG	10/13/16	USD	1,685,000	10,330
INR	135,061,300	UBS AG	12/23/16	USD	1,990,000	11,501
JPY	198,589,822	Barclays Bank plc	10/04/16	USD	1,980,000	(21,617)
JPY	198,607,602	Barclays Bank plc	10/04/16	USD	1,980,000	(21,442)
JPY	186,401,087	Royal Bank of Scotland plc	10/26/16	USD	1,847,000	(7,156)
JPY	36,427,680	BNP Paribas S.A.	12/21/16	USD	360,000	474
JPY	22,483,569	HSBC Bank plc	12/21/16	USD	220,500	1,989
JPY	1,969,362,207	Nomura International plc	12/21/16	USD	19,655,000	(166,968)
JPY	13,772,146	Northern Trust Co.	12/21/16	USD	135,000	1,284
KRW	1,457,055,000	Morgan Stanley & Co. International plc	10/20/16	USD	1,290,000	32,838
KRW	771,545,677	UBS AG	10/28/16	USD	697,600	2,835
KRW	1,801,056,323	UBS AG	10/28/16	USD	1,628,000	7,060
KRW	397,980,000	BNP Paribas S.A.	12/21/16	USD	360,000	1,200
KRW	398,016,000	Citibank N.A.	12/21/16	USD	360,000	1,233
KRW	398,034,000	HSBC Bank plc	12/21/16	USD	360,000	1,249
KRW	402,408,000	HSBC Bank plc	12/21/16	USD	360,000	5,219
KRW	2,044,381,800	HSBC Bank plc	12/21/16	USD	1,860,000	(4,551)
KRW	1,023,461,280	JPMorgan Chase Bank N.A.	12/21/16	USD	909,000	19,878
MXN	525,706	Bank of America N.A.	10/04/16	USD	27,000	113
MXN	3,594,800	Bank of America N.A.	10/04/16	USD	183,333	2,064
MXN	21,663,400	Bank of America N.A.	10/04/16	USD	1,100,000	17,260
MXN	3,577,275	Citibank N.A.	10/04/16	USD	183,333	1,160
MXN	3,577,660	Citibank N.A.	10/04/16	USD	183,333	1,180
MXN	3,598,083	Citibank N.A.	10/04/16	USD	183,333	2,233
MXN	21,233,231	JPMorgan Chase Bank N.A.	10/04/16	USD	1,100,000	(4,925)
MXN	3,579,923	UBS AG	10/04/16	USD	183,333	1,296
MXN	3,598,504	UBS AG	10/04/16	USD	183,333	2,255
MXN	43,430,954	Royal Bank of Scotland plc	11/04/16	USD	2,227,000	4,812
MXN	5,514,710	UBS AG	12/21/16	USD	288,000	(6,029)
MYR	7,616,700	JPMorgan Chase Bank N.A.	10/24/16	USD	1,860,000	(20,289)
MYR	78,603	Royal Bank of Scotland plc	10/24/16	USD	19,000	(15)
NOK	2,246,154	BNP Paribas S.A.	12/21/16	USD	270,000	11,019
NOK	5,459,801	BNP Paribas S.A.	12/21/16	USD	666,000	17,083
NOK	1,927,849	Morgan Stanley & Co. International plc	12/21/16	USD	234,000	7,196
NOK	1,493,730	Royal Bank of Scotland plc	12/21/16	USD	180,000	6,882
NZD	319,500	Royal Bank of Scotland plc	12/21/16	USD	231,954	(8)
NZD	900,000	Westpac Banking Corp.	12/21/16	USD	651,227	2,142
RUB	75,762,000	Deutsche Bank AG	10/06/16	USD	1,150,000	55,897
RUB	351,639,690	BNP Paribas S.A.	10/11/16	USD	5,374,905	215,152
RUB	89,992,277	JPMorgan Chase Bank N.A.	10/11/16	USD	1,402,000	28,617
RUB	69,406,008	Deutsche Bank AG	10/20/16	USD	1,066,800	34,481
RUB	71,262,000	BNP Paribas S.A.	10/27/16	USD	1,110,000	19,079

MSF-49

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
RUB	80,937,100	Deutsche Bank AG	10/31/16	USD	1,270,000	$11,302
TRY	11,706,552	Goldman Sachs International	10/04/16	USD	3,960,000	(59,917)
TRY	5,347,936	Citibank N.A.	10/18/16	USD	1,789,030	(12,393)
TRY	6,117,685	Citibank N.A.	10/18/16	USD	2,051,220	(18,865)
TRY	4,663,255	Deutsche Bank AG	10/18/16	USD	1,556,260	(7,081)
TRY	322,827	HSBC Bank plc	10/18/16	USD	107,955	(709)
TRY	2,566,450	JPMorgan Chase Bank N.A.	10/18/16	USD	855,655	(3,055)
TRY	2,842,314	JPMorgan Chase Bank N.A.	10/18/16	USD	947,028	(2,783)
TWD	69,130,800	BNP Paribas S.A.	10/12/16	USD	2,220,000	(14,107)
TWD	34,809,600	Bank of America N.A.	10/12/16	USD	1,110,000	739
TWD	35,175,900	HSBC Bank plc	10/13/16	USD	1,110,000	12,457
ZAR	54,184,937	Barclays Bank plc	10/04/16	USD	3,960,000	(11,380)
ZAR	5,080,320	BNP Paribas S.A.	12/21/16	USD	360,000	4,667
ZAR	6,657,300	HSBC Bank plc	12/21/16	USD	450,000	27,862
ZAR	3,190,269	UBS AG	12/21/16	USD	216,000	12,998

Contracts to Deliver
AUD	900,000	Goldman Sachs International	12/21/16	USD	687,938	323
AUD	288,000	Goldman Sachs International	12/21/16	USD	214,777	(5,259)
AUD	180,000	Goldman Sachs International	12/21/16	USD	135,577	(1,946)
AUD	360,000	Royal Bank of Scotland plc	12/21/16	USD	276,085	1,039
BRL	3,628,430	Bank of America N.A.	10/04/16	USD	1,117,747	2,045
BRL	22,026,672	Goldman Sachs International	10/04/16	USD	6,785,371	12,414
BRL	6,091,372	Goldman Sachs International	10/04/16	USD	1,876,000	2,971
BRL	5,982,345	Goldman Sachs International	10/04/16	USD	1,842,876	3,372
BRL	5,020,621	Goldman Sachs International	10/04/16	USD	1,511,325	(32,460)
BRL	4,876,025	Goldman Sachs International	10/04/16	USD	1,490,000	(9,324)
BRL	3,733,298	Goldman Sachs International	10/04/16	USD	1,150,052	2,104
BRL	3,674,195	Goldman Sachs International	10/04/16	USD	1,130,000	226
BRL	3,652,550	Goldman Sachs International	10/04/16	USD	1,100,000	(23,119)
BRL	3,377,400	Goldman Sachs International	10/04/16	USD	1,040,416	1,904
BRL	14,172,349	Royal Bank of Scotland plc	10/04/16	USD	4,376,883	19,044
BRL	3,674,550	Royal Bank of Scotland plc	10/04/16	USD	1,131,954	2,071
BRL	5,332,500	UBS AG	10/04/16	USD	1,580,000	(59,685)
BRL	6,460,740	Credit Suisse International	10/05/16	USD	1,980,000	(6,004)
BRL	6,462,720	Deutsche Bank AG	10/05/16	USD	1,980,000	(6,612)
BRL	1,474,785	BNP Paribas S.A.	12/21/16	USD	450,000	6,693
BRL	1,480,815	Royal Bank of Scotland plc	12/21/16	USD	450,000	4,880
CAD	5,115,528	Goldman Sachs International	10/04/16	USD	3,960,000	60,787
CAD	284,613	Goldman Sachs International	12/21/16	USD	216,000	(1,063)
CAD	712,444	Royal Bank of Scotland plc	12/21/16	USD	540,000	(3,352)
CLP	1,527,488,130	Credit Suisse International	10/03/16	USD	2,317,607	(5,128)
CLP	1,518,095,670	Credit Suisse International	10/03/16	USD	2,247,000	(61,452)
CLP	1,128,735,600	Credit Suisse International	10/17/16	USD	1,668,000	(46,772)
CLP	16,525,000	Royal Bank of Scotland plc	10/17/16	USD	25,000	(105)
CNY	60,305,616	Deutsche Bank AG	11/07/16	USD	9,135,000	105,524
CNY	2,446,851	Morgan Stanley & Co. International plc	11/07/16	USD	366,000	(364)
CNY	103,152,137	HSBC Bank plc	12/21/16	USD	15,329,000	(92,558)
COP	3,331,787,200	Credit Suisse International	10/03/16	USD	1,120,000	(35,526)
COP	1,650,896,800	Credit Suisse International	10/03/16	USD	573,238	676
COP	1,650,320,000	Credit Suisse International	10/03/16	USD	573,038	676
COP	7,515,860,000	Royal Bank of Scotland plc	10/05/16	USD	2,540,000	(66,164)
COP	4,203,910,000	Standard Chartered Bank	10/05/16	USD	1,420,000	(37,728)
COP	3,837,750,000	Royal Bank of Scotland plc	10/18/16	USD	1,290,000	(37,447)
EUR	3,532,403	Credit Suisse International	10/04/16	USD	3,960,000	(8,122)
EUR	418,000	HSBC Bank plc	10/05/16	USD	467,642	(1,939)

MSF-50

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	21,427,000	Royal Bank of Scotland plc	10/05/16	USD	23,902,590	$(168,519)
EUR	120,000	Royal Bank of Scotland plc	10/05/16	USD	134,856	48
EUR	51,000	Standard Chartered Bank	10/05/16	USD	57,191	(102)
EUR	1,681,323	Bank of America N.A.	10/14/16	USD	1,884,887	(4,695)
EUR	853,577	Bank of America N.A.	10/14/16	USD	969,819	10,513
EUR	559,713	Bank of America N.A.	10/14/16	USD	625,118	(3,925)
EUR	241,746	Bank of America N.A.	10/14/16	USD	274,718	3,028
EUR	113,298	Bank of America N.A.	10/14/16	USD	128,472	1,140
EUR	282,189	Citibank N.A.	10/14/16	USD	315,922	(1,220)
EUR	299,907	Deutsche Bank AG	10/14/16	USD	337,139	83
EUR	103,643	Deutsche Bank AG	10/14/16	USD	116,610	128
EUR	126,875	Goldman Sachs International	10/14/16	USD	141,966	(624)
EUR	570,325	Morgan Stanley & Co. International plc	10/14/16	USD	644,832	3,863
EUR	193,343	Morgan Stanley & Co. International plc	10/14/16	USD	218,603	1,311
EUR	22,117,000	Royal Bank of Scotland plc	11/03/16	USD	24,826,333	(53,453)
EUR	225,000	BNP Paribas S.A.	12/21/16	USD	253,879	212
EUR	180,000	BNP Paribas S.A.	12/21/16	USD	203,254	321
EUR	1,374,353	Morgan Stanley & Co. International plc	12/21/16	USD	1,551,025	1,567
EUR	51,002	Morgan Stanley & Co. International plc	12/21/16	USD	57,532	33
EUR	360,000	Royal Bank of Scotland plc	12/21/16	USD	403,974	(1,893)
EUR	612,000	UBS AG	12/21/16	USD	691,133	1,159
GBP	3,060,292	Deutsche Bank AG	10/04/16	USD	3,960,000	(6,596)
GBP	702,000	Royal Bank of Scotland plc	10/05/16	USD	920,604	10,685
GBP	1,280,000	Morgan Stanley & Co. International plc	10/19/16	USD	1,692,041	32,432
GBP	1,290,000	Bank of America N.A.	12/21/16	USD	1,707,048	32,314
GBP	888,296	Bank of America N.A.	12/21/16	USD	1,175,301	22,077
GBP	693,000	Bank of America N.A.	12/21/16	USD	918,666	18,983
GBP	180,000	Citibank N.A.	12/21/16	USD	235,701	2,017
GBP	540,000	HSBC Bank plc	12/21/16	USD	703,136	2,084
GBP	180,000	HSBC Bank plc	12/21/16	USD	234,803	1,119
GBP	270,000	JPMorgan Chase Bank N.A.	12/21/16	USD	353,338	2,812
HUF	1,079,555,400	Goldman Sachs International	10/04/16	USD	3,960,000	22,667
IDR	103,282,640,407	BNP Paribas S.A.	10/13/16	USD	7,895,019	(7,702)
IDR	14,317,664,041	Deutsche Bank AG	10/21/16	USD	1,070,240	(24,028)
IDR	43,134,598,447	JPMorgan Chase Bank N.A.	12/21/16	USD	3,237,118	(29,335)
INR	112,945,550	BNP Paribas S.A.	10/13/16	USD	1,685,000	(8,056)
JPY	399,736,260	Goldman Sachs International	10/04/16	USD	3,960,000	18,022
JPY	1,822,095	Barclays Bank plc	12/21/16	USD	18,000	(31)
KRW	1,448,025,000	JPMorgan Chase Bank N.A.	10/20/16	USD	1,290,000	(24,640)
KRW	2,563,974,000	Standard Chartered Bank	10/28/16	USD	2,325,600	(2,063)
KRW	255,247,200	BNP Paribas S.A.	12/21/16	USD	234,000	2,342
KRW	2,623,625,640	Deutsche Bank AG	12/21/16	USD	2,325,600	(55,562)
KRW	691,803,000	HSBC Bank plc	12/21/16	USD	630,000	2,130
KRW	510,344,640	Standard Chartered Bank	12/21/16	USD	468,000	4,819
MXN	21,657,148	Citibank N.A.	10/04/16	USD	1,100,000	(16,938)
MXN	3,557,160	Citibank N.A.	12/21/16	USD	180,000	(1,880)
MXN	4,710,657	JPMorgan Chase Bank N.A.	12/21/16	USD	243,000	2,141
MXN	97,069,778	Royal Bank of Scotland plc	12/21/16	USD	5,008,011	44,767
MXN	5,661,765	Royal Bank of Scotland plc	12/21/16	USD	306,000	16,510
NOK	7,302,713	Citibank N.A.	12/21/16	USD	900,000	(13,652)
NOK	5,843,592	Citibank N.A.	12/21/16	USD	720,000	(11,099)
NZD	18,000	Credit Suisse International	12/21/16	USD	13,381	314
NZD	720,000	Westpac Banking Corp.	12/21/16	USD	526,590	3,895
RUB	75,164,000	BNP Paribas S.A.	10/06/16	USD	1,150,000	(46,378)
RUB	119,356,514	Deutsche Bank AG	10/11/16	USD	1,818,905	(78,520)
SAR	49,208,228	BNP Paribas S.A.	11/23/16	USD	12,902,000	(197,072)
SAR	49,930,847	Citibank N.A.	11/23/16	USD	13,098,333	(193,098)

MSF-51

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
SAR	36,807,843	Citibank N.A.	11/23/16	USD	9,685,000	$(113,129)
TRY	5,896,921	BNP Paribas S.A.	10/04/16	USD	1,980,000	15,418
TRY	5,895,969	Deutsche Bank AG	10/04/16	USD	1,980,000	15,735
TRY	6,231,891	Bank of America N.A.	10/05/16	USD	2,089,268	13,516
TRY	3,933,696	Goldman Sachs International	10/05/16	USD	1,318,829	8,572
TRY	10,754,128	Citibank N.A.	10/18/16	USD	3,620,309	47,681
TRY	11,106,338	Morgan Stanley & Co. International plc	10/18/16	USD	3,737,086	47,450
TWD	34,787,400	Morgan Stanley & Co. International plc	10/12/16	USD	1,110,000	(30)
TWD	35,142,600	HSBC Bank plc	10/13/16	USD	1,110,000	(11,395)
TWD	2,107,717	JPMorgan Chase Bank N.A.	10/21/16	USD	67,264	(8)
TWD	53,424,664	Morgan Stanley & Co. International plc	10/21/16	USD	1,686,736	(18,408)
ZAR	28,258,461	Bank of America N.A.	10/04/16	USD	1,980,000	(79,279)
ZAR	28,244,253	Credit Suisse International	10/04/16	USD	1,980,000	(78,244)
ZAR	7,595,792	Goldman Sachs International	10/26/16	USD	555,000	3,781
ZAR	7,590,898	Morgan Stanley & Co. International plc	10/26/16	USD	555,000	4,136
ZAR	6,506,325	BNP Paribas S.A.	12/21/16	USD	450,000	(17,025)
ZAR	5,129,910	BNP Paribas S.A.	12/21/16	USD	360,000	(8,226)
ZAR	5,012,005	Goldman Sachs International	12/21/16	USD	360,000	237
ZAR	3,080,356	JPMorgan Chase Bank N.A.	12/21/16	USD	211,500	(9,609)

Cross Currency Contracts to Buy
EUR	198,000	Citibank N.A.	12/21/16	SEK	1,885,910	2,520
EUR	4,500	Standard Chartered Bank	12/21/16	SEK	42,970	45
SEK	170,982	Goldman Sachs International	12/21/16	EUR	18,000	(284)

Net Unrealized Depreciation						$(1,052,989)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/20/16	521	USD	88,147,649	$(538,243)
U.S. Treasury Note 5 Year Futures	12/30/16	2,042	USD	247,435,520	699,386
U.S. Treasury Ultra Long Bond Futures	12/20/16	296	USD	55,219,784	(792,784)

Futures Contracts—Short
90 Day Eurodollar Futures	12/18/17	(114)	USD	(28,195,020)	(1,455)
Euro-Bobl Futures	12/08/16	(5)	EUR	(658,386)	(2,319)
Euro-Bund Futures	12/08/16	(142)	EUR	(23,370,415)	(178,596)
U.S. Treasury Note 10 Year Futures	12/20/16	(454)	USD	(59,551,244)	20,495
U.S. Treasury Note 2 Year Futures	12/30/16	(1,512)	USD	(330,321,635)	(3,115)
United Kingdom Long Gilt Bond Futures	12/28/16	(144)	GBP	(18,776,780)	26,935

Net Unrealized Depreciation					$(769,696)

Written Options

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
AUD Put/USD Call	USD	0.750	Deutsche Bank AG	10/20/16	(52,890,000)	$(713,399)	$(99,012)	$614,387
USD Call/BRL Put	BRL	3.500	Goldman Sachs International	10/20/16	(1,180,000)	(9,373)	(1,422)	7,951
USD Call/CNH Put	CNH	7.100	Deutsche Bank AG	12/15/16	(2,869,000)	(33,280)	(2,008)	31,272
USD Call/JPY Put	JPY	105.000	Deutsche Bank AG	10/20/16	(1,060,600)	(40,303)	(58,872)	(18,569)
USD Call/KRW Put	KRW	1,170.000	HSBC Bank plc	10/20/16	(4,020,000)	(22,088)	(1,138)	20,950

MSF-52

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Written Options—(Continued)

Foreign Currency Written Options	Strike Price		Counterparty	Expiration Date	Notional Amount	Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/KRW Put	KRW	1,160.000	Deutsche Bank AG	11/15/16	(3,640,000)	$(33,233)	$(12,237)	$20,996
USD Call/MXN Put	MXN	20.000	Goldman Sachs International	10/27/16	(3,210,000)	(36,218)	(25,359)	10,859
USD Call/MXN Put	MXN	20.000	Goldman Sachs International	11/08/16	(4,020,000)	(24,876)	(48,642)	(23,766)
USD Call/MXN Put	MXN	20.000	Goldman Sachs International	11/16/16	(3,180,000)	(20,651)	(62,964)	(42,313)
USD Call/MXN Put	MXN	21.500	Deutsche Bank AG	11/23/16	(3,600,000)	(31,068)	(26,392)	4,676
USD Call/RUB Put	RUB	66.500	Societe Generale	10/07/16	(1,040,000)	(24,024)	(520)	23,504
USD Put/INR Call	INR	66.500	Morgan Stanley & Co. LLC	11/10/16	(2,010,000)	(9,104)	(8,242)	862
USD Put/MXN Call	MXN	18.100	Goldman Sachs International	11/16/16	(2,420,000)	(20,381)	(14,486)	5,895
USD Put/RUB Call	RUB	65.000	Societe Generale	10/07/16	(1,040,000)	(15,704)	(35,568)	(19,864)

Totals						$(1,033,702)	$(396,862)	$636,840

Options on Exchange-Traded Futures Contracts	Strike Price	Expiration Date	Number of Contracts	Premiums Received	Market Value	Unrealized Appreciation
Put - Eurodollar Midcurve 3 Year Futures	$98.000	12/16/16	(5,871)	$(245,035)	$(110,081)	134,954

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day CDI	11.375%	01/02/20	JPMorgan Chase Bank N.A.	BRL	744,258	$(194)	$—	$(194)
Pay	1-Day CDI	11.495%	01/02/19	Bank of America N.A.	BRL	5,440,062	(1,255)	—	(1,255)
Pay	1-Day CDI	11.650%	01/02/20	Citibank N.A.	BRL	11,417,235	13,520	—	13,520
Pay	1-Day CDI	11.680%	01/02/20	Bank of America N.A.	BRL	14,258,907	31,930	—	31,930
Pay	1-Day CDI	11.875%	01/02/20	JPMorgan Chase Bank N.A.	BRL	10,908,458	29,590	—	29,590
Pay	1-Day CDI	11.930%	01/02/20	JPMorgan Chase Bank N.A.	BRL	11,090,241	33,534	—	33,534
Pay	1-Day CDI	12.020%	01/02/19	Bank of America N.A.	BRL	13,791,455	36,135	—	36,135
Pay	1-Day CDI	12.030%	01/02/19	Bank of America N.A.	BRL	14,189,924	38,142	—	38,142
Pay	1-Day CDI	12.240%	01/02/19	Bank of America N.A.	BRL	26,565,242	61,294	—	61,294
Pay	1-Day CDI	12.285%	01/02/19	Bank of America N.A.	BRL	13,067,758	42,979	—	42,979
Pay	1-Day CDI	12.305%	01/02/19	JPMorgan Chase Bank N.A.	BRL	7,249,381	19,332	—	19,332
Pay	1-Day CDI	12.462%	01/02/19	Bank of America N.A.	BRL	13,095,515	41,024	—	41,024
Pay	1-Day CDI	12.520%	01/02/19	JPMorgan Chase Bank N.A.	BRL	13,086,872	64,974	—	64,974
Pay	1-Day COLIBOR	6.900%	07/29/26	JPMorgan Chase Bank N.A.	COP	8,150,992,449	91,185	—	91,185
Pay	1-Day COLIBOR	7.000%	07/22/26	Credit Suisse International	COP	1,529,085,671	21,157	—	21,157
Pay	1-Day COLIBOR	7.050%	07/22/26	Credit Suisse International	COP	1,529,085,671	23,166	—	23,166
Pay	28-Day TIIE	6.270%	12/05/25	Bank of America N.A.	MXN	2,209,451	(760)	—	(760)
Pay	28-Day TIIE	6.320%	07/17/25	Morgan Stanley Capital Services, LLC	MXN	40,086,000	(2,791)	—	(2,791)
Pay	28-Day TIIE	6.325%	07/17/25	Citibank N.A.	MXN	19,973,500	(1,103)	—	(1,103)
Pay	28-Day TIIE	6.330%	08/06/25	Citibank N.A.	MXN	59,593,000	(3,085)	—	(3,085)
Pay	3M KWCDC	1.920%	11/10/17	Deutsche Bank AG	KRW	6,513,071,110	47,260	—	47,260
Pay	7-Day China Fixing Repo Rates	2.750%	05/12/21	Bank of America N.A.	CNY	8,420,000	197	—	197
Pay	7-Day China Fixing Repo Rates	2.750%	05/12/21	Bank of America N.A.	CNY	5,255,000	(100)	—	(100)
Pay	7-Day China Fixing Repo Rates	2.750%	05/12/21	Bank of America N.A.	CNY	10,510,000	(200)	—	(200)
Pay	7-Day China Fixing Repo Rates	2.750%	05/12/21	Bank of America N.A.	CNY	10,510,000	(200)	—	(200)

MSF-53

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Day CDI	12.850%	07/03/17	JPMorgan Chase Bank N.A.	BRL	1,254,878	$80	$—	$80
Receive	1-Day CDI	12.930%	07/03/17	Citibank N.A.	BRL	33,769,975	(1,316)	—	(1,316)
Receive	1-Day CDI	13.110%	07/03/17	Citibank N.A.	BRL	20,271,357	(5,468)	—	(5,468)
Receive	1-Day CDI	13.130%	07/03/17	Bank of America N.A.	BRL	16,890,391	(6,665)	—	(6,665)
Receive	28-Day TIIE	4.300%	12/07/17	Bank of America N.A.	MXN	12,027,855	9,621	—	9,621
Receive	28-Day TIIE	4.550%	03/21/18	Barclays Bank plc	MXN	26,793,819	22,707	—	22,707
Receive	28-Day TIIE	4.700%	12/06/18	Bank of America N.A.	MXN	8,147,763	9,697	—	9,697
Receive	28-Day TIIE	4.760%	12/06/18	Citibank N.A.	MXN	8,147,763	9,169	—	9,169
Receive	28-Day TIIE	4.770%	12/05/18	Citibank N.A.	MXN	8,147,763	9,071	—	9,071
Receive	28-Day TIIE	4.850%	11/01/18	Bank of America N.A.	MXN	22,482,829	21,709	—	21,709
Receive	28-Day TIIE	6.307%	08/11/25	Deutsche Bank AG	MXN	74,533,884	9,651	—	9,651
Receive	28-Day TIIE	6.310%	08/11/25	Bank of America N.A.	MXN	20,079,000	2,522	—	2,522
Receive	28-Day TIIE	6.310%	08/11/25	Bank of America N.A.	MXN	20,079,000	2,522	—	2,522
Receive	3M KWCDC	1.690%	11/10/17	Deutsche Bank AG	KRW	6,513,071,110	(30,611)	—	(30,611)
Receive	3M LIBOR	1.758%	06/25/22	JPMorgan Chase Bank N.A.	USD	18,000,000	(536,697)	—	(536,697)

Totals							$101,723	$—	$101,723

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	1.019%	09/30/18	USD	579,607,000	$(74,827)
Pay	3M LIBOR	2.131%	08/25/25	USD	1,285,000	79,420
Receive	3M LIBOR	0.648%	11/26/16	USD	14,540,000	4,270
Receive	3M LIBOR	1.256%	01/12/17	USD	223,619,000	(253,785)
Receive	3M LIBOR	1.311%	08/15/23	USD	78,164,000	(1,242)
Receive	3M LIBOR	1.749%	02/15/36	USD	30,471,000	(96,008)
Receive	3M LIBOR	2.272%	09/11/25	USD	955,000	(70,607)
Receive	3M LIBOR	2.383%	07/10/25	USD	72,000,000	(5,863,191)

Net Unrealized Depreciation						$(6,275,970)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Unrealized Depreciation
ITRAXX.XO.26.V1	(5.000%)	12/20/21	3.298%	EUR	120,000	$(383)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.HY.27.V1	5.000%	12/20/21	4.013%	USD	82,542,000	$715,058
CDX.NA.IG.27.V1	1.000%	12/20/21	0.747%	USD	122,723,000	334,855

Net Unrealized Appreciation						$1,049,913

MSF-54

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia & New Zealand Banking Group, Ltd. 0.242%, due 10/28/19	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	0.613%	USD	2,662,000	$(47,252)	$28,515	$(75,767)
Australia & New Zealand Banking Group, Ltd. 0.242%, due 10/28/19	(1.000%)	12/20/21	BNP Paribas S.A.	0.676%	USD	13,953,187	(228,067)	(237,511)	9,444
Australia & New Zealand Banking Group, Ltd. 0.242%, due 10/28/19	(1.000%)	12/20/21	JPMorgan Chase Bank N.A.	0.676%	USD	4,766,813	(77,915)	(81,141)	3,226
Colombia Government International Bond 4.00%, due 02/26/24	(1.000%)	12/20/21	Barclays Bank plc	1.664%	USD	1,075,000	35,254	41,587	(6,333)
Colombia Government International Bond 4.00%, due 02/26/24	(1.000%)	12/20/21	Barclays Bank plc	1.664%	USD	1,074,000	35,221	42,558	(7,337)
Colombia Government International Bond 4.00%, due 02/26/24	(1.000%)	12/20/21	Citibank N.A.	1.664%	USD	916,000	30,039	36,297	(6,258)
Colombia Government International Bond 4.00%, due 02/26/24	(1.000%)	12/20/21	Morgan Stanley Capital Services, LLC	1.664%	USD	1,095,000	35,910	40,083	(4,173)
Commonwealth Bank of Australia 4.375%, due 02/25/20	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	0.614%	USD	3,250,000	(57,448)	(38,213)	(19,235)
Commonwealth Bank of Australia 4.375%, due 02/25/20	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	0.614%	USD	4,080,000	(72,119)	(47,972)	(24,147)
Commonwealth Bank of Australia 4.375%, due 02/25/20	(1.000%)	12/20/21	Deutsche Bank AG	0.677%	USD	2,238,968	(36,428)	(35,917)	(511)
Commonwealth Bank of Australia 4.375%, due 02/25/20	(1.000%)	12/20/21	JPMorgan Chase Bank N.A.	0.677%	USD	6,337,401	(103,109)	(98,447)	(4,662)
Federation of Malaysia 5.625%, due 03/15/16	(1.000%)	12/20/21	Barclays Bank plc	1.215%	USD	2,309,420	24,569	45,190	(20,621)
Federation of Malaysia 5.625%, due 03/15/16	(1.000%)	12/20/21	Barclays Bank plc	14.137%	USD	146,591	1,643	1,643	—
Federation of Malaysia 5.625%, due 03/15/16	(1.000%)	12/20/21	Citibank N.A.	1.215%	USD	106,989	1,138	2,106	(968)
Federation of Russia 7.500%, due 03/31/30	(1.000%)	12/20/21	JPMorgan Chase Bank N.A.	2.169%	USD	955,000	54,421	59,488	(5,067)
HSBC Bank plc 3.750%, due 11/30/16	(1.000%)	12/20/21	BNP Paribas S.A.	0.776%	EUR	9,381,000	(122,408)	(109,221)	(13,187)
HSBC Bank plc 3.750%, due 11/30/16	(1.000%)	12/20/21	Bank of America N.A.	0.776%	EUR	1,086,000	(14,170)	(17,047)	2,877
HSBC Bank plc 3.750%, due 11/30/16	(1.000%)	12/20/21	Credit Suisse International	0.776%	EUR	7,874,000	(102,743)	(118,489)	15,746
Loews Corp. 6.000%, due 02/01/35	(1.000%)	12/20/20	Barclays Bank plc	0.272%	USD	2,145,000	(64,862)	(75,932)	11,070
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	06/20/20	JPMorgan Chase Bank N.A.	1.240%	USD	3,824,276	33,104	33,406	(302)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	09/20/20	Bank of America N.A.	1.305%	USD	3,824,276	44,757	50,241	(5,484)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	12/20/21	BNP Paribas S.A.	1.648%	USD	2,213,000	70,672	74,203	(3,531)

MSF-55

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	12/20/21	BNP Paribas S.A.	1.648%	USD	2,213,000	$70,672	$76,828	$(6,156)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	12/20/21	Barclays Bank plc	1.648%	USD	806,000	25,740	28,711	(2,971)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	12/20/21	Barclays Bank plc	1.648%	USD	490,000	15,648	17,802	(2,154)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	12/20/21	Citibank N.A.	1.648%	USD	1,107,000	35,352	41,559	(6,207)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	12/20/21	Citibank N.A.	1.648%	USD	1,107,000	35,352	42,608	(7,256)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	12/20/21	Citibank N.A.	1.648%	USD	1,106,000	35,320	42,570	(7,250)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	12/20/21	Citibank N.A.	1.648%	USD	1,106,000	35,320	42,570	(7,250)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	12/20/21	Citibank N.A.	1.648%	USD	482,000	15,393	17,966	(2,573)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	12/20/21	Morgan Stanley Capital Services, LLC	1.648%	USD	1,156,000	36,917	39,307	(2,390)
Mexico Government International Bond 5.950%, due 03/19/19	(1.000%)	12/20/21	Morgan Stanley Capital Services, LLC	1.648%	USD	1,156,000	36,917	39,033	(2,116)
National Australia Bank, Ltd. 2.400%, due 12/09/19	(1.000%)	12/20/21	BNP Paribas S.A.	0.677%	USD	5,060,000	(82,326)	(78,640)	(3,686)
Prudential Financial, Inc. 7.375%, due 06/15/19	(1.000%)	12/20/21	Citibank N.A.	1.141%	USD	7,537,000	52,951	73,550	(20,599)
Republic of Argentina 7.625%, due 04/22/46	(5.000%)	12/20/21	Bank of America N.A.	3.847%	USD	371,750	(19,997)	(17,895)	(2,102)
Republic of Argentina 7.625%, due 04/22/46	(5.000%)	12/20/21	Citibank N.A.	3.847%	USD	4,946,250	(266,075)	(108,752)	(157,323)
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.056%	USD	2,056,574	5,252	16,638	(11,386)
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.056%	USD	525,930	1,343	2,955	(1,612)
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	06/20/21	JPMorgan Chase Bank N.A.	1.056%	USD	144,187	369	898	(529)
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	BNP Paribas S.A.	1.162%	USD	559,951	4,502	1,638	2,864
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	Bank of America N.A.	1.162%	USD	823,981	7,245	7,245	—
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	Barclays Bank plc	1.162%	USD	9,549,961	76,780	37,560	39,220
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	Barclays Bank plc	1.162%	USD	2,715,488	21,832	11,940	9,892
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	Barclays Bank plc	1.162%	USD	1,513,766	12,170	10,905	1,265
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	Barclays Bank plc	1.162%	USD	946,103	7,606	3,698	3,908

MSF-56

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)—(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	Barclays Bank plc	1.162%	USD	756,883	$6,086	$2,959	$3,127
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	Barclays Bank plc	1.162%	USD	378,441	3,042	1,479	1,563
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	Citibank N.A.	1.162%	USD	2,277,553	17,816	17,816	—
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	Citibank N.A.	1.162%	USD	1,096,630	8,817	7,631	1,186
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	Citibank N.A.	1.162%	USD	536,624	4,315	1,321	2,994
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	JPMorgan Chase Bank N.A.	1.162%	USD	2,135,637	17,171	5,257	11,914
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	JPMorgan Chase Bank N.A.	1.162%	USD	1,005,193	8,082	4,420	3,662
Republic of Philippines 10.625%, due 03/16/25	(1.000%)	12/20/21	UBS AG	1.162%	USD	934,409	7,512	3,652	3,860
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	12/20/21	BNP Paribas S.A.	2.530%	USD	2,045,000	151,036	164,811	(13,775)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	12/20/21	Bank of America N.A.	2.530%	USD	1,965,000	145,128	151,674	(6,546)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	12/20/21	Barclays Bank plc	2.530%	USD	11,830,000	873,719	907,869	(34,150)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	12/20/21	Citibank N.A.	2.530%	USD	4,815,000	355,618	371,659	(16,041)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	12/20/21	Goldman Sachs International	2.530%	USD	1,202,000	88,775	92,245	(3,470)
Republic of South Africa 5.500%, due 03/09/20	(1.000%)	12/20/21	JPMorgan Chase Bank N.A.	2.530%	USD	4,990,000	368,543	385,167	(16,624)
Standard Chartered Bank 0.431%, due 09/04/17	(1.000%)	12/20/21	BNP Paribas S.A.	1.207%	EUR	7,293,000	86,785	70,048	16,737
Standard Chartered Bank 0.431%, due 09/04/17	(1.000%)	12/20/21	Citibank N.A.	1.207%	EUR	12,383,000	147,354	137,122	10,232
Valero Energy Corp. 8.750%, due 06/15/30	(1.000%)	12/20/20	Morgan Stanley Capital Services, LLC	1.126%	USD	2,145,000	11,025	51,754	(40,729)

Totals							$1,905,314	$2,323,005	$(417,691)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Fiat Industrial Finance Europe S.A. 6.250%, due 03/09/18	5.000%	12/20/20	BNP Paribas S.A.	2.201%	EUR	21,277	$2,721	$2,368	$353
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	06/20/20	Bank of America N.A.	1.240%	USD	3,824,276	(33,104)	(38,756)	5,652
Mexico Government International Bond 5.950%, due 03/19/19	1.000%	09/20/20	JPMorgan Chase Bank N.A.	1.305%	USD	3,824,276	(44,757)	(43,741)	(1,016)

Totals							$(75,140)	$(80,129)	$4,989

MSF-57

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V8	(0.500%)	10/17/57	Credit Suisse International	0.000%	USD	990,000	$24,085	$44,956	$(20,871)
CMBX.NA.AAA.V9	(0.500%)	09/17/58	Goldman Sachs International	0.000%	USD	3,100,000	113,904	101,090	12,814
CMBX.NA.BBB.V6	(3.000%)	05/11/63	JPMorgan Chase Bank N.A.	0.000%	USD	340,000	30,529	22,466	8,063
CMBX.NA.BBB.V6	(3.000%)	05/11/63	JPMorgan Chase Bank N.A.	0.000%	USD	340,000	30,529	22,466	8,063
CMBX.NA.BBB.V6	(3.000%)	05/11/63	Morgan Stanley Capital Services, LLC	0.000%	USD	340,000	30,529	20,627	9,902

Totals							$229,576	$211,605	$17,971

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V8	2.000%	10/17/57	Morgan Stanley Capital Services, LLC	0.000%	USD	640,000	$(49,602)	$(74,354)	$24,752
CMBX.NA.AAA.V7	0.500%	01/17/47	Credit Suisse International	0.000%	USD	5,000,000	(80,917)	(156,398)	75,481
CMBX.NA.AM.V4	0.500%	02/17/51	Deutsche Bank AG	0.000%	USD	2,370,000	(65,175)	(359,977)	294,802
CMBX.NA.BBB.V6	3.000%	05/11/63	Credit Suisse International	0.000%	USD	340,000	(30,529)	(28,925)	(1,604)

Totals							$(226,223)	$(619,654)	$393,431

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SAR)—	Saudi Arabian Riyal
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand
(CDI)—	Brazil Interbank Deposit Rate
(CMBX)—	Commercial Mortgage-Backed Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AM)—	Markit North America Mezzanine AAA Rated CMBS Index
(CMBX.NA.BBB)—	Markit North America BBB Rated CMBS Index
(ITAXX.XO)—	Markit iTraxx Crossover Index
(KWCDC)—	Korean Certificate of Deposit Rate
(LIBOR)—	London Interbank Offered Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate

MSF-58

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,134,800,219	$—	$2,134,800,219
Total Corporate Bonds & Notes*	—	1,220,008,963	—	1,220,008,963
Asset-Backed Securities
Asset-Backed - Credit Card	—	2,662,575	—	2,662,575
Asset-Backed - Home Equity	—	21,440,690	—	21,440,690
Asset-Backed - Manufactured Housing	—	12,232,097	—	12,232,097
Asset-Backed - Other	—	361,270,662	370,000	361,640,662
Asset-Backed - Student Loan	—	51,770,425	—	51,770,425
Total Asset-Backed Securities	—	449,376,449	370,000	449,746,449
Total Mortgage-Backed Securities*	—	295,187,321	—	295,187,321
Total Municipals	—	184,960,252	—	184,960,252
Total Foreign Government*	—	134,979,205	—	134,979,205
Total Preferred Stocks*	14,542,009	—	—	14,542,009
Purchased Options
Currency Options	—	944,602	—	944,602
Forward Volatility Agreements	—	342,958	—	342,958
Interest Rate Swaptions	—	317,689	—	317,689
Options on Exchange-Traded Futures Contracts	1,668,421	—	—	1,668,421
Total Purchased Options	1,668,421	1,605,249	—	3,273,670
Short-Term Investments
Certificate of Deposit	—	110,770,000	—	110,770,000
Commercial Paper	—	24,714,527	—	24,714,527
Repurchase Agreement	—	8,479,775	—	8,479,775
Total Short-Term Investments	—	143,964,302	—	143,964,302
Securities Lending Reinvestments
Certificates of Deposit	—	9,398,432	—	9,398,432
Commercial Paper	—	3,995,874	—	3,995,874
Repurchase Agreements	—	40,496,515	—	40,496,515
Time Deposits	—	4,400,000	—	4,400,000
Total Securities Lending Reinvestments	—	58,290,821	—	58,290,821
Total Investments	$16,210,430	$4,623,172,781	$370,000	$4,639,753,211

Collateral for Securities Loaned (Liability)	$—	$(56,289,449)	$—	$(56,289,449)
TBA Forward Sales Commitments	$—	$(303,477,584)	$—	$(303,477,584)

MSF-59

Metropolitan Series Fund

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,497,303	$—	$1,497,303
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,550,292)	—	(2,550,292)
Total Forward Contracts	$—	$(1,052,989)	$—	$(1,052,989)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$746,816	$—	$—	$746,816
Futures Contracts (Unrealized Depreciation)	(1,516,512)	—	—	(1,516,512)
Total Futures Contracts	$(769,696)	$—	$—	$(769,696)
Written Options
Foreign Currency Written Options at Value	$—	$(396,862)	$—	$(396,862)
Options on Exchange-Traded Futures Contracts at Value	(110,081)	—	—	(110,081)
Total Written Options	$(110,081)	$(396,862)	$—	$(506,943)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,133,603	$—	$1,133,603
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(6,360,043)	—	(6,360,043)
Total Centrally Cleared Swap Contracts	$—	$(5,226,440)	$—	$(5,226,440)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,124,698	$—	$4,124,698
OTC Swap Contracts at Value (Liabilities)	—	(2,189,448)	—	(2,189,448)
Total OTC Swap Contracts	$—	$1,935,250	$—	$1,935,250
Total Reverse Repurchase Agreements (Liability)	$—	$(269,043,692)	$—	$(269,043,692)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation	Purchases	Balance as of September 30, 2016	Change in Unrealized Appreciation from Investments Still Held at September 30, 2016
Asset-Backed Securities
Asset-Backed - Other	$—	$—	$370,000	$370,000	$—

MSF-60

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—97.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
TransDigm Group, Inc. (a)	55,997	$16,189,853

Beverages—5.0%
Anheuser-Busch InBev S.A. (ADR)	345,642	45,420,815
Constellation Brands, Inc. - Class A	256,934	42,776,942

		88,197,757

Biotechnology—8.0%
Alexion Pharmaceuticals, Inc. (a)	473,702	58,047,443
Biogen, Inc. (a)	58,142	18,200,190
Regeneron Pharmaceuticals, Inc. (a)	119,877	48,192,952
Vertex Pharmaceuticals, Inc. (a)	207,525	18,098,255

		142,538,840

Chemicals—2.1%
Ecolab, Inc.	118,636	14,440,374
Sherwin-Williams Co. (The)	85,436	23,636,724

		38,077,098

Diversified Financial Services—2.2%
Berkshire Hathaway, Inc. - Class B (a)	270,248	39,042,729

Diversified Telecommunication Services—1.5%
SBA Communications Corp. - Class A (a)	237,665	26,656,506

Electrical Equipment—1.2%
Acuity Brands, Inc.	79,004	20,904,458

Equity Real Estate Investment Trusts—0.8%
Crown Castle International Corp.	155,437	14,643,720

Food & Staples Retailing—1.0%
Costco Wholesale Corp.	114,033	17,391,173

Food Products—0.5%
Mead Johnson Nutrition Co.	121,303	9,584,150

Health Care Equipment & Supplies—3.4%
Becton Dickinson & Co.	177,189	31,846,179
Boston Scientific Corp. (a)	1,000,169	23,804,022
Intuitive Surgical, Inc. (a)	7,869	5,703,687

		61,353,888

Health Care Providers & Services—4.1%
UnitedHealth Group, Inc.	524,884	73,483,760

Hotels, Restaurants & Leisure—2.4%
Chipotle Mexican Grill, Inc. (a) (b)	42,968	18,196,948
Domino’s Pizza, Inc.	99,800	15,154,630
Starbucks Corp.	169,120	9,156,157

		42,507,735

Industrial Conglomerates—1.1%
Roper Technologies, Inc.	107,324	19,583,410

Internet & Direct Marketing Retail—13.1%
Amazon.com, Inc. (a)	155,787	130,442,013
Netflix, Inc. (a)	454,682	44,808,911
Priceline Group, Inc. (The) (a)	30,703	45,179,157
TripAdvisor, Inc. (a)	198,403	12,535,102

		232,965,183

Internet Software & Services—16.1%
Alphabet, Inc. - Class A (a)	171,724	138,076,399
Facebook, Inc. - Class A (a)	738,195	94,688,273
Tencent Holdings, Ltd.	1,985,500	55,014,590

		287,779,262

IT Services—10.3%
Fiserv, Inc. (a)	129,781	12,909,316
FleetCor Technologies, Inc. (a)	241,866	42,019,380
Global Payments, Inc.	365,534	28,058,390
Vantiv, Inc. - Class A (a)	281,060	15,815,246
Visa, Inc. - Class A	1,022,890	84,593,003

		183,395,335

Life Sciences Tools & Services—2.3%
Illumina, Inc. (a)	226,113	41,075,688

Media—0.8%
Liberty Global plc - Class A (a)	413,533	14,134,558

Oil, Gas & Consumable Fuels—3.9%
Concho Resources, Inc. (a)	208,947	28,698,870
EOG Resources, Inc.	181,380	17,541,260
Pioneer Natural Resources Co.	128,087	23,779,352

		70,019,482

Pharmaceuticals—1.1%
AstraZeneca plc (ADR) (b)	613,434	20,157,441

Road & Rail—1.5%
Norfolk Southern Corp.	280,878	27,262,019

Semiconductors & Semiconductor Equipment—2.4%
ASML Holding NV (b)	175,599	19,242,138
Broadcom, Ltd.	134,417	23,189,621

		42,431,759

Software—6.7%
Activision Blizzard, Inc.	956,411	42,369,007
Microsoft Corp.	921,498	53,078,285
Salesforce.com, Inc. (a)	330,626	23,583,553

		119,030,845

Specialty Retail—2.4%
Home Depot, Inc. (The)	325,115	41,835,798

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	131,770	14,896,599

MSF-61

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—1.7%
NIKE, Inc. - Class B	588,685	$30,994,265

Total Common Stocks (Cost $1,423,101,970)		1,736,133,311

Preferred Stock—0.8%

Software—0.8%
Palantir Technologies, Inc. - Series I (a) (c) (d) (Cost $15,555,194)	2,537,552	13,372,899

Short-Term Investment—1.8%

Repurchase Agreement—1.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $32,512,258 on 10/03/16, collateralized by $30,925,000 U.S. Treasury Note at 2.625% due 11/15/20 with a value of $33,167,063.	32,512,177	32,512,177

Total Short-Term Investments (Cost $32,512,177)		32,512,177

Securities Lending Reinvestments (e)—0.7%

Repurchase Agreements—0.7%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $300,023 on 10/03/16, collateralized by $283,505 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $306,000.	300,000	300,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $300,021 on 10/03/16, collateralized by $294,517 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $306,000.	300,000	300,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $2,000,083 on 10/03/16, collateralized by $1,944,385 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $2,040,000.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $2,000,075 on 10/03/16, collateralized by $1,577,600 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $2,040,028.	2,000,000	2,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $2,100,153 on 10/03/16, collateralized by $2,004,826 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $2,142,896.	2,100,000	2,100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $154,411 on 10/03/16, collateralized by $127,567 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $157,493.	154,405	154,405
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $2,000,117 on 10/03/16, collateralized by $3,199,122 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $2,040,119.	2,000,000	2,000,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $2,000,087 on 10/03/16, collateralized by $2,823,751 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $2,040,000.	2,000,000	2,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $2,000,077 on 10/03/16, collateralized by $1,872,360 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $2,040,041.	2,000,000	2,000,000

		12,854,405

Time Deposits—0.0%
ANZ London 0.420%, 10/03/16	33,086	33,086
Den Norske Bank, Oslo 0.400%, 10/03/16	85,310	85,310

MSF-62

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Royal Bank of Canada 0.280%, 10/03/16	87,949	$87,949

		206,345

Total Securities Lending Reinvestments (Cost $13,060,750)		13,060,750

Total Investments—100.6% (Cost $1,484,230,091) (f)		1,795,079,137
Other assets and liabilities (net)—(0.6)%		(9,925,952)

Net Assets—100.0%		$1,785,153,185

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $12,723,220 and the collateral received consisted of cash in the amount of $13,060,750. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 0.7% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $13,372,899, which is 0.7% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(f)	As of September 30, 2016, the aggregate cost of investments was $1,484,230,091. The aggregate unrealized appreciation and depreciation of investments were $323,105,200 and $(12,256,154), respectively, resulting in net unrealized appreciation of $310,849,046.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Palantir Technologies, Inc. - Series I	02/07/14	2,537,552	$15,555,194	$13,372,899

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MSF-63

Metropolitan Series Fund

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$16,189,853	$—	$—	$16,189,853
Beverages	88,197,757	—	—	88,197,757
Biotechnology	142,538,840	—	—	142,538,840
Chemicals	38,077,098	—	—	38,077,098
Diversified Financial Services	39,042,729	—	—	39,042,729
Diversified Telecommunication Services	26,656,506	—	—	26,656,506
Electrical Equipment	20,904,458	—	—	20,904,458
Equity Real Estate Investment Trusts	14,643,720	—	—	14,643,720
Food & Staples Retailing	17,391,173	—	—	17,391,173
Food Products	9,584,150	—	—	9,584,150
Health Care Equipment & Supplies	61,353,888	—	—	61,353,888
Health Care Providers & Services	73,483,760	—	—	73,483,760
Hotels, Restaurants & Leisure	42,507,735	—	—	42,507,735
Industrial Conglomerates	19,583,410	—	—	19,583,410
Internet & Direct Marketing Retail	232,965,183	—	—	232,965,183
Internet Software & Services	232,764,672	55,014,590	—	287,779,262
IT Services	183,395,335	—	—	183,395,335
Life Sciences Tools & Services	41,075,688	—	—	41,075,688
Media	14,134,558	—	—	14,134,558
Oil, Gas & Consumable Fuels	70,019,482	—	—	70,019,482
Pharmaceuticals	20,157,441	—	—	20,157,441
Road & Rail	27,262,019	—	—	27,262,019
Semiconductors & Semiconductor Equipment	42,431,759	—	—	42,431,759
Software	119,030,845	—	—	119,030,845
Specialty Retail	41,835,798	—	—	41,835,798
Technology Hardware, Storage & Peripherals	14,896,599	—	—	14,896,599
Textiles, Apparel & Luxury Goods	30,994,265	—	—	30,994,265
Total Common Stocks	1,681,118,721	55,014,590	—	1,736,133,311
Total Preferred Stock*	—	—	13,372,899	13,372,899
Total Short-Term Investment*	—	32,512,177	—	32,512,177
Securities Lending Reinvestments
Repurchase Agreements	—	12,854,405	—	12,854,405
Time Deposits	—	206,345	—	206,345
Total Securities Lending Reinvestments	—	13,060,750	—	13,060,750
Total Investments	$1,681,118,721	$100,587,517	$13,372,899	$1,795,079,137

Collateral for Securities Loaned (Liability)	$—	$(13,060,750)	$—	$(13,060,750)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Depreciation	Balance as of September 30, 2016	Change in Unrealized Depreciation from Investments Still Held at September 30, 2016
Preferred Stock
Software	$19,539,151	$(6,166,252)	$13,372,899	$(6,166,252)

MSF-64

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
BE Aerospace, Inc.	72,670	$3,754,132
Boeing Co. (The)	79,890	10,524,709
Huntington Ingalls Industries, Inc.	31,930	4,898,701
Northrop Grumman Corp.	5,510	1,178,864
Raytheon Co.	8,605	1,171,399

		21,527,805

Airlines—0.6%
American Airlines Group, Inc.	244,220	8,940,894

Auto Components—1.2%
Lear Corp.	137,460	16,662,901
Magna International, Inc.	38,180	1,639,831

		18,302,732

Automobiles—0.2%
Thor Industries, Inc.	36,336	3,077,659

Banks—12.8%
Bank of America Corp.	1,492,050	23,350,583
Citigroup, Inc.	1,552,931	73,344,931
JPMorgan Chase & Co.	1,091,077	72,654,817
KeyCorp	772,800	9,404,976
Regions Financial Corp.	1,077,221	10,632,171

		189,387,478

Biotechnology—2.5%
Gilead Sciences, Inc.	466,810	36,934,007

Capital Markets—2.1%
Ameriprise Financial, Inc.	32,760	3,268,465
Morgan Stanley	339,560	10,886,294
Nasdaq, Inc.	254,435	17,184,540

		31,339,299

Chemicals—0.6%
Akzo Nobel NV (ADR)	267,271	6,037,652
Ashland Global Holdings, Inc.	18,260	2,117,247

		8,154,899

Communications Equipment—5.8%
Cisco Systems, Inc.	2,337,120	74,133,447
Nokia Oyj (ADR) (a)	1,338,760	7,751,420
Telefonaktiebolaget LM Ericsson (ADR)	602,106	4,341,184

		86,226,051

Construction & Engineering—0.4%
AECOM (b)	185,890	5,526,510

Consumer Finance—7.5%
Capital One Financial Corp.	583,870	41,939,382
Discover Financial Services	982,800	55,577,340
SLM Corp. (b)	1,807,860	13,504,714

		111,021,436

Containers & Packaging—0.8%
Avery Dennison Corp.	35,020	2,724,206
Bemis Co., Inc.	90,710	4,627,117
Crown Holdings, Inc. (b)	55,170	3,149,655
Graphic Packaging Holding Co.	116,020	1,623,120
Sealed Air Corp.	6,450	295,539

		12,419,637

Diversified Telecommunication Services—2.6%
Verizon Communications, Inc.	747,750	38,868,045

Electric Utilities—2.9%
Exelon Corp.	1,281,910	42,674,784

Energy Equipment & Services—0.9%
Superior Energy Services, Inc.	759,629	13,597,359

Equity Real Estate Investment Trusts—0.3%
Brixmor Property Group, Inc.	160,540	4,461,407

Food & Staples Retailing—2.5%
CVS Health Corp.	29,180	2,596,728
Kroger Co. (The)	730,444	21,679,578
Walgreens Boots Alliance, Inc.	162,540	13,103,975

		37,380,281

Food Products—0.3%
Mondelez International, Inc. - Class A	114,680	5,034,452

Health Care Equipment & Supplies—5.7%
Baxter International, Inc.	798,660	38,016,216
Medtronic plc	195,580	16,898,112
Zimmer Biomet Holdings, Inc.	224,130	29,141,383

		84,055,711

Hotels, Restaurants & Leisure—0.1%
Darden Restaurants, Inc.	12,120	743,198

Household Durables—1.2%
Newell Brands, Inc.	290,920	15,319,847
Tupperware Brands Corp.	28,030	1,832,321

		17,152,168

Independent Power and Renewable Electricity Producers—4.0%
AES Corp.	3,426,480	44,030,268
Dynegy, Inc. (b)	1,236,690	15,322,589

		59,352,857

Industrial Conglomerates—0.3%
Honeywell International, Inc.	37,790	4,405,936

Insurance—3.9%
Genworth Financial, Inc. - Class A (b)	1,261,190	6,255,502
Hartford Financial Services Group, Inc. (The)	337,940	14,470,591
Lincoln National Corp.	231,860	10,892,783

MSF-65

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Prudential Financial, Inc.	193,910	$15,832,751
XL Group, Ltd.	281,650	9,471,890

		56,923,517

IT Services—0.4%
Fidelity National Information Services, Inc.	20,310	1,564,479
First Data Corp. - Class A (b)	159,360	2,097,178
Total System Services, Inc.	55,150	2,600,322

		6,261,979

Media—3.1%
Comcast Corp. - Class A	257,430	17,077,906
Interpublic Group of Cos., Inc. (The)	337,820	7,550,277
Omnicom Group, Inc.	63,670	5,411,950
Scripps Networks Interactive, Inc. - Class A	240,370	15,261,092

		45,301,225

Metals & Mining—0.5%
Reliance Steel & Aluminum Co.	104,210	7,506,246

Mortgage Real Estate Investment Trusts—0.9%
Starwood Property Trust, Inc.	588,490	13,252,795

Multiline Retail—0.4%
Dollar General Corp.	80,590	5,640,494

Oil, Gas & Consumable Fuels—14.3%
Apache Corp.	1,003,420	64,088,435
Devon Energy Corp.	1,112,840	49,087,372
Gulfport Energy Corp. (b)	841,850	23,782,263
Marathon Oil Corp.	2,446,960	38,686,438
Marathon Petroleum Corp.	283,112	11,491,516
Parsley Energy, Inc. - Class A (b)	273,790	9,174,703
Suncor Energy, Inc.	54,300	1,508,454
Valero Energy Corp.	242,620	12,858,860

		210,678,041

Personal Products—0.2%
Unilever NV (a)	56,930	2,624,473

Pharmaceuticals—6.2%
Merck & Co., Inc.	541,980	33,824,972
Pfizer, Inc.	1,716,915	58,151,911

		91,976,883

Professional Services—2.5%
Dun & Bradstreet Corp. (The)	10,910	1,490,524
Nielsen Holdings plc	675,560	36,189,749

		37,680,273

Road & Rail—0.1%
CSX Corp.	26,160	797,880
Norfolk Southern Corp.	1,660	161,120

		959,000

Semiconductors & Semiconductor Equipment—5.6%
Lam Research Corp.	1,790	169,531
QUALCOMM, Inc.	1,145,270	78,450,995
Teradyne, Inc.	200,208	4,320,489

		82,941,015

Software—0.1%
Oracle Corp.	36,060	1,416,437

Specialty Retail—0.3%
GNC Holdings, Inc. - Class A	247,660	5,057,217

Technology Hardware, Storage & Peripherals—1.3%
Apple, Inc.	164,210	18,563,941

Thrifts & Mortgage Finance—0.7%
New York Community Bancorp, Inc.	752,680	10,710,636

Trading Companies & Distributors—0.0%
Air Lease Corp.	5,260	150,331

Wireless Telecommunication Services—1.6%
Telephone & Data Systems, Inc.	782,496	21,268,241
United States Cellular Corp. (b)	75,430	2,741,126

		24,009,367

Total Common Stocks (Cost $1,325,433,178)		1,462,238,475

Convertible Preferred Stock—0.5%

Food Products—0.5%
Tyson Foods, Inc. 4.750%, 07/15/17 (Cost $4,431,350)	88,627	7,255,006

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $9,150,040 on 10/03/16, collateralized by $9,200,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $9,338,000.	9,150,017	9,150,017

Total Short-Term Investments (Cost $9,150,017)		9,150,017

Securities Lending Reinvestments (c)—0.4%

Certificate of Deposit—0.0%
Standard Chartered Bank New York 0.910%, 12/16/16	15,000	15,001

MSF-66

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—0.4%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $500,039 on 10/03/16, collateralized by $472,508 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $510,000.	500,000	$500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $500,035 on 10/03/16, collateralized by $490,862 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $510,000.	500,000	500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $750,031, on 10/03/16, collateralized by $729,144 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $765,000.	750,000	750,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $900,034, on 10/03/16, collateralized by $709,920 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $918,013.	900,000	900,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $400,031 on 10/03/16, collateralized by $381,872 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $408,171.	400,000	400,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $401,873 on 10/03/16, collateralized by $332,008 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $409,894.	401,857	401,857
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $400,023 on 10/03/16, collateralized by $639,824 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $408,024.	400,000	400,000

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $700,030 on 10/03/16, collateralized by $988,313 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $714,000.	700,000	700,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $700,027 on 10/03/16, collateralized by $655,326 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $714,014.	700,000	700,000

		5,251,857

Time Deposits—0.0%
ANZ London
0.420%, 10/03/16	35,624	35,624
Den Norske Bank, Oslo
0.400%, 10/03/16	100,000	100,000
Royal Bank of Canada
0.280%, 10/03/16	100,000	100,000

		235,624

Total Securities Lending Reinvestments (Cost $5,502,481)		5,502,482

Total Investments—100.4% (Cost $1,344,517,026) (d)		1,484,145,980
Other assets and liabilities (net)—(0.4)%		(5,946,172)

Net Assets—100.0%		$1,478,199,808

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $5,362,687 and the collateral received consisted of cash in the amount of $5,502,481. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $1,344,517,026. The aggregate unrealized appreciation and depreciation of investments were $198,358,217 and $(58,729,263), respectively, resulting in net unrealized appreciation of $139,628,954.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-67

Metropolitan Series Fund

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,462,238,475	$—	$—	$1,462,238,475
Total Convertible Preferred Stock*	7,255,006	—	—	7,255,006
Total Short-Term Investment*	—	9,150,017	—	9,150,017
Securities Lending Reinvestments
Certificate of Deposit	—	15,001	—	15,001
Repurchase Agreements	—	5,251,857	—	5,251,857
Time Deposits	—	235,624	—	235,624
Total Securities Lending Reinvestments	—	5,502,482	—	5,502,482
Total Investments	$1,469,493,481	$14,652,499	$—	$1,484,145,980

Collateral for Securities Loaned (Liability)	$—	$(5,502,481)	$—	$(5,502,481)

*	See Schedule of Investments for additional detailed categorizations.

MSF-68

Metropolitan Series Fund

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investments—100.0% of Net Assets

Security Description	Principal Amount*	Value

Certificate of Deposit—27.7%
Bank of Montreal (Chicago) 0.690%, 10/05/16	20,000,000	$20,000,756
0.930%, 12/14/16	14,500,000	14,505,268
Bank of Nova Scotia (Houston) 0.936%, 01/03/17 (a)	10,000,000	10,003,900
1.067%, 04/12/17 (a)	5,000,000	5,002,155
Canadian Imperial Bank of Commerce (NY) 1.155%, 12/05/16 (a)	8,850,000	8,858,009
Citibank N.A. (NY) 0.800%, 11/01/16	10,000,000	10,003,647
Credit Industriel et Commercial (NY) 0.900%, 10/28/16	8,000,000	8,002,720
0.970%, 11/03/16	11,000,000	11,005,007
1.250%, 02/01/17	5,000,000	5,005,684
DNB Bank ASA 1.088%, 02/13/17 (a)	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp. (NY) 1.254%, 04/03/17 (a)	8,000,000	8,000,000
Mizuho Bank, Ltd. (NY) 1.177%, 01/13/17 (a)	10,000,000	10,010,120
1.239%, 03/24/17 (a)	12,000,000	12,000,000
1.268%, 03/13/17 (a)	8,000,000	8,000,000
Norinchukin Bank (NY) 0.900%, 11/16/16	10,000,000	10,004,310
0.950%, 12/20/16	10,000,000	10,003,410
1.256%, 03/21/17 (a)	5,400,000	5,403,683
Royal Bank of Canada (NY) 0.923%, 10/14/16 (a)	5,000,000	5,000,955
Skandinaviska Enskilda Banken AB (NY) 1.118%, 02/10/17 (a)	12,000,000	12,007,896
State Street Bank & Trust Co. 1.125%, 03/10/17 (a)	11,000,000	11,003,300
Sumitomo Mitsui Banking Corp. (NY) 0.750%, 10/17/16	22,000,000	22,003,327
Sumitomo Mitsui Trust Bank, Ltd. (NY) 1.251%, 02/17/17 (a)	10,000,000	10,004,970
Svenska Handelsbanken, Inc. 0.650%, 10/11/16	22,000,000	22,001,320
UBS AG (Stamford) 1.050%, 01/11/17	8,000,000	8,002,712
Wells Fargo Bank N.A. 0.929%, 10/13/16 (a)	8,000,000	8,001,448
1.060%, 02/01/17	7,000,000	7,003,087
Westpac Banking Corp. (NY) 1.148%, 02/06/17 (a)	4,000,000	4,003,656

		279,841,340

Commercial Paper—52.4%
Alpine Securitization, Ltd. 0.706%, 10/17/16 (b)	15,000,000	14,996,388
0.826%, 11/01/16 (b)	20,000,000	19,989,671
Antalis S.A. 0.365%, 10/05/16 (b)	20,000,000	19,998,750
0.908%, 10/21/16 (b)	11,000,000	10,996,599

Commercial Paper—(Continued)
BNP Paribas Fortis S.A. (NY) 0.189%, 10/03/16 (b)	3,872,000	3,871,883
0.490%, 10/06/16 (b)	15,000,000	14,999,055
BNP Paribas New York 0.441%, 10/04/16 (b)	5,000,000	4,999,795
BNZ International Funding, Ltd. 1.000%, 11/18/16 (b)	11,300,000	11,305,108
BPCE S.A. 0.914%, 11/01/16 (b)	10,000,000	9,995,653
Caisse Damortissement de la Dette Sociale 0.426%, 10/03/16 (b)	20,000,000	19,999,118
Chariot Funding LLC 0.908%, 10/05/16 (b)	6,000,000	6,000,474
Collateralized Commercial Paper Co. LLC 0.490%, 10/06/16 (b)	10,000,000	9,999,242
0.664%, 10/11/16 (b)	20,000,000	19,997,067
Collateralized Commercial Paper II Co. LLC 0.805%, 10/31/16 (b)	12,000,000	11,994,058
Commonwealth Bank of Australia 1.134%, 03/29/17 (144A) (b)	10,000,000	10,000,000
DBS Bank, Ltd. 0.761%, 11/07/16 (b)	10,000,000	9,995,239
Gotham Funding Corp. 0.795%, 11/16/16 (b)	10,000,000	9,991,344
1.032%, 12/12/16 (b)	15,000,000	14,974,815
Jupiter Securitization Co. LLC 0.930%, 10/28/16 (b)	10,000,000	9,995,637
La Caisse Centrale Desjardins du Quebec 0.471%, 10/14/16 (b)	9,000,000	8,998,512
LMA Americas LLC 0.988%, 11/07/16 (b)	9,000,000	8,994,176
1.039%, 12/01/16 (b)	10,000,000	9,986,877
Manhattan Asset Funding Co. LLC 0.934%, 11/16/16 (b)	13,000,000	12,988,747
Matchpoint Finance plc 1.357%, 02/22/17 (b)	7,000,000	6,969,353
Mont Blanc Capital Corp. 0.973%, 12/19/16 (b)	20,000,000	19,961,333
National Australia Bank, Ltd. 0.934%, 11/01/16 (144A) (b)	6,000,000	5,997,771
0.935%, 11/02/16 (144A) (b)	5,000,000	4,998,070
Nieuw Amsterdam Receivables Corp. 0.921%, 12/07/16 (b)	10,000,000	9,984,927
NRW Bank 0.546%, 10/14/16 (b)	11,000,000	10,997,793
0.684%, 10/20/16 (b)	28,000,000	27,991,631
Regency Market No. 1 LLC 0.603%, 10/14/16 (b)	20,000,000	19,996,150
0.634%, 10/26/16 (b)	10,000,000	9,996,013
Starbird Funding Corp. 0.924%, 11/01/16 (b)	15,000,000	14,992,253
1.357%, 03/02/17 (b)	6,000,000	5,971,542
Sumitomo Mitsui Trust Bank, Ltd. 0.473%, 10/03/16 (b)	20,000,000	19,999,393
1.414%, 01/27/17 (b)	6,000,000	5,980,008

MSF-69

Metropolitan Series Fund

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
United Overseas Bank, Ltd. 0.585%, 10/26/16 (b)	15,000,000	$14,995,331
0.848%, 11/28/16 (b)	10,000,000	9,991,543
Versailles Commercial Paper LLC 0.716%, 10/17/16 (b)	15,000,000	14,996,388
0.963%, 11/15/16 (b)	15,000,000	14,987,408
Victory Receivables Corp. 1.003%, 12/15/16 (b)	13,150,000	13,126,514
1.032%, 12/12/16 (b)	17,000,000	16,971,457
Westpac Securities NZ, Ltd. 1.286%, 02/28/17 (b)	5,000,000	4,975,400

		528,948,486

Repurchase Agreements—18.5%
Bank of America Corp. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $87,003,480 on 10/03/16, collateralized by $84,285,900 U.S. Treasury Inflation Indexed Note at 0.125% due 04/15/18 with a value of $85,203,773.	87,000,000	87,000,000
JPMorgan Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $100,004,333 on 10/03/16, collateralized by $273,166,929 U.S. Government Agency Obligations with rates ranging from 1.875% - 3.500%, maturity dates ranging from 04/20/38 - 08/20/46, with a value of $101,572,595.	100,000,000	100,000,000

		187,000,000

U.S. Treasury—1.4%
U.S. Treasury Floating Rate Notes
0.303%, 10/31/16 (a)	11,760,000	11,760,376
0.418%, 10/31/17 (a)	2,371,000	2,373,279

		14,133,655

Total Short-Term Investments (Cost $1,009,725,263)		1,009,923,481

Total Investments—100.0% (Cost $1,009,725,263) (c)		1,009,923,481
Other assets and liabilities (net)—0.0%		(120,087)

Net Assets—100.0%		$1,009,803,394

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(b)	The rate shown represents current yield to maturity.
(c)	As of September 30, 2016, the aggregate cost of investments was $1,009,725,263. The aggregate unrealized appreciation and depreciation of investments were $198,707 and $(489), respectively, resulting in net unrealized appreciation of $198,218.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $20,995,841, which is 2.1% of net assets.

MSF-70

Metropolitan Series Fund

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Certificate of Deposit	$—	$279,841,340	$—	$279,841,340
Commercial Paper	—	528,948,486	—	528,948,486
Repurchase Agreements	—	187,000,000	—	187,000,000
U.S. Treasury	—	14,133,655	—	14,133,655
Total Short-Term Investments	—	1,009,923,481	—	1,009,923,481
Total Investments	$—	$1,009,923,481	$—	$1,009,923,481

MSF-71

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Airlines—0.6%
United Continental Holdings, Inc. (a)	138,868	$7,286,404

Banks—0.9%
Signature Bank (a)	86,799	10,281,342

Beverages—1.6%
Brown-Forman Corp. - Class B	142,942	6,781,168
Monster Beverage Corp. (a)	80,500	11,818,205

		18,599,373

Biotechnology—3.4%
Alkermes plc (a)	138,289	6,503,732
BioMarin Pharmaceutical, Inc. (a)	142,226	13,158,749
Incyte Corp. (a)	204,947	19,324,453

		38,986,934

Building Products—1.1%
A.O. Smith Corp.	124,689	12,318,026

Capital Markets—5.0%
E*Trade Financial Corp. (a)	256,395	7,466,222
Moody’s Corp.	87,830	9,510,232
Nasdaq, Inc.	270,829	18,291,791
Raymond James Financial, Inc.	286,009	16,648,584
WisdomTree Investments, Inc. (b)	500,705	5,152,255

		57,069,084

Chemicals—1.6%
Sherwin-Williams Co. (The)	67,904	18,786,321

Commercial Services & Supplies—4.8%
Cintas Corp.	223,465	25,162,159
KAR Auction Services, Inc.	264,328	11,408,396
Waste Connections, Inc.	253,808	18,959,458

		55,530,013

Construction Materials—2.4%
Eagle Materials, Inc.	208,215	16,095,020
Martin Marietta Materials, Inc.	66,655	11,938,577

		28,033,597

Containers & Packaging—1.0%
Berry Plastics Group, Inc. (a)	256,429	11,244,412

Distributors—1.5%
LKQ Corp. (a)	467,358	16,572,515

Diversified Consumer Services—0.8%
Bright Horizons Family Solutions, Inc. (a)	133,235	8,912,089

Diversified Telecommunication Services—1.9%
Cogent Communications Holdings, Inc.	284,520	10,473,181
SBA Communications Corp. - Class A (a)	103,800	11,642,208

		22,115,389

Electronic Equipment, Instruments & Components—1.7%
Amphenol Corp. - Class A	156,809	10,180,040
Universal Display Corp. (a)	175,012	9,714,916

		19,894,956

Food Products—1.1%
Blue Buffalo Pet Products, Inc. (a)	269,448	6,402,085
Mead Johnson Nutrition Co.	71,644	5,660,592

		12,062,677

Health Care Equipment & Supplies—9.2%
Align Technology, Inc. (a)	117,405	11,006,719
C.R. Bard, Inc.	98,129	22,008,372
Cooper Cos., Inc. (The)	151,619	27,179,222
DexCom, Inc. (a)	73,198	6,416,537
Edwards Lifesciences Corp. (a)	110,784	13,356,119
STERIS plc	241,742	17,671,340
Teleflex, Inc.	52,060	8,748,683

		106,386,992

Health Care Providers & Services—0.5%
Universal Health Services, Inc. - Class B	47,916	5,904,210

Health Care Technology—0.7%
Cerner Corp. (a)	127,738	7,887,822

Hotels, Restaurants & Leisure—3.2%
Aramark	682,542	25,957,072
MGM Resorts International (a)	183,540	4,777,546
Royal Caribbean Cruises, Ltd.	80,164	6,008,292

		36,742,910

Household Durables—0.8%
Harman International Industries, Inc.	108,781	9,186,555

Industrial Conglomerates—1.0%
Roper Technologies, Inc.	63,510	11,588,670

Insurance—3.0%
Aon plc	221,682	24,937,008
Willis Towers Watson plc	75,100	9,971,027

		34,908,035

Internet & Direct Marketing Retail—0.6%
Expedia, Inc.	58,959	6,881,694

IT Services—9.8%
Alliance Data Systems Corp. (a)	49,367	10,590,703
Euronet Worldwide, Inc. (a)	320,810	26,251,882
Gartner, Inc. (a)	77,864	6,887,071
Genpact, Ltd. (a)	340,059	8,144,413
Global Payments, Inc.	330,800	25,392,208
Jack Henry & Associates, Inc.	118,684	10,153,416
Sabre Corp.	332,140	9,359,705
Vantiv, Inc. - Class A (a)	282,791	15,912,650

		112,692,048

MSF-72

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—1.6%
Brunswick Corp.	368,530	$17,976,893

Life Sciences Tools & Services—2.2%
Illumina, Inc. (a)	59,222	10,758,269
PAREXEL International Corp. (a)	213,761	14,845,701

		25,603,970

Machinery—2.0%
Wabtec Corp.	174,777	14,270,542
Woodward, Inc.	141,021	8,810,992

		23,081,534

Media—0.6%
IMAX Corp. (a)	246,843	7,151,042

Multiline Retail—2.5%
Dollar General Corp.	239,780	16,782,202
Dollar Tree, Inc. (a)	147,504	11,642,491

		28,424,693

Oil, Gas & Consumable Fuels—1.7%
Carrizo Oil & Gas, Inc. (a)	296,179	12,030,791
Concho Resources, Inc. (a)	56,657	7,781,839

		19,812,630

Pharmaceuticals—1.5%
Zoetis, Inc.	334,145	17,378,881

Professional Services—2.7%
Equifax, Inc.	228,962	30,813,706

Road & Rail—1.0%
J.B. Hunt Transport Services, Inc.	144,752	11,745,177

Semiconductors & Semiconductor Equipment—3.8%
Lam Research Corp.	175,736	16,643,956
NXP Semiconductors NV (a)	105,073	10,718,497
Qorvo, Inc. (a)	295,115	16,449,710

		43,812,163

Software—13.3%
Activision Blizzard, Inc.	584,279	25,883,560
Cadence Design Systems, Inc. (a)	890,732	22,740,388
CDK Global, Inc.	430,467	24,691,587
Electronic Arts, Inc. (a)	413,042	35,273,787
Fair Isaac Corp.	45,145	5,624,616
Fortinet, Inc. (a)	492,369	18,183,187
Mobileye NV (a)	161,127	6,859,176
Red Hat, Inc. (a)	175,653	14,198,032

		153,454,333

Specialty Retail—4.0%
Advance Auto Parts, Inc.	38,865	5,795,549
O’Reilly Automotive, Inc. (a)	39,886	11,172,467
Ross Stores, Inc.	444,997	28,613,307

		45,581,323

Textiles, Apparel & Luxury Goods—0.4%
lululemon athletica, Inc. (a) (b)	74,204	4,524,960

Trading Companies & Distributors—2.2%
Beacon Roofing Supply, Inc. (a)	303,010	12,747,630
HD Supply Holdings, Inc. (a)	401,202	12,830,440

		25,578,070

Total Common Stocks (Cost $947,223,695)		1,124,811,443

Short-Term Investment—2.0%

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $23,452,002 on 10/03/16, collateralized by $23,285,000 U.S. Treasury Note at 1.625% due 11/30/20 with a value of $23,925,338.	23,451,943	23,451,943

Total Short-Term Investments (Cost $23,451,943)		23,451,943

Securities Lending Reinvestments (c)—0.8%

Certificates of Deposit—0.1%
Abbey National Treasury Services 0.440%, 10/03/16	200,000	200,000
Bank of Nova Scotia 0.750%, 10/19/16	100,000	100,011
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	100,000	100,000
KBC Bank NV Zero Coupon, 12/27/16	100,000	99,861
National Bank of Canada 0.420%, 10/06/16	100,000	100,000
Norinchukin Bank 0.480%, 10/24/16	100,000	100,000
Standard Chartered Bank New York 0.910%, 12/16/16	200,000	200,015

		899,887

Commercial Paper—0.0%
Albion Capital Corp. 0.720%, 10/25/16	100,000	99,968

MSF-73

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Charta LLC 0.880%, 12/22/16	100,000	$99,809
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	100,000	99,946
Kells Funding LLC 1.040%, 01/19/17	200,000	199,406

		499,129

Repurchase Agreements—0.7%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $1,000,078 on 10/03/16, collateralized by $945,015 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $1,020,000.	1,000,000	1,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $1,000,069 on 10/03/16, collateralized by $981,723 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $1,020,001.	1,000,000	1,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $1,000,038 on 10/03/16, collateralized by $788,800 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $1,020,014.	1,000,000	1,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $900,070 on 10/03/16, collateralized by $859,211 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $918,384.	900,000	900,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $863,871 on 10/03/16, collateralized by $713,689 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $881,113.	863,836	863,837
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $1,000,058 on 10/03/16, collateralized by $1,599,561 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $1,020,060.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $900,039 on 10/03/16, collateralized by $1,270,688 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $918,000.	900,000	900,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,000,038 on 10/03/16, collateralized by $936,180 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,020,021.	1,000,000	1,000,000

		7,663,837

Time Deposits—0.0%
ANZ London 0.420%, 10/03/16	26,717	26,717
Den Norske Bank, Oslo 0.400%, 10/03/16	100,000	100,000
Royal Bank of Canada 0.280%, 10/03/16	100,000	100,000

		226,717

Total Securities Lending Reinvestments (Cost $9,289,414)		9,289,570

Total Investments—100.5% (Cost $979,965,052) (d)		1,157,552,956
Other assets and liabilities (net)—(0.5)%		(6,035,349)

Net Assets—100.0%		$1,151,517,607

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $9,224,611 and the collateral received consisted of cash in the amount of $9,289,396. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $979,965,052. The aggregate unrealized appreciation and depreciation of investments were $201,112,254 and $(23,524,350), respectively, resulting in net unrealized appreciation of $177,587,904.

MSF-74

Metropolitan Series Fund

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,124,811,443	$—	$—	$1,124,811,443
Total Short-Term Investment*	—	23,451,943	—	23,451,943
Securities Lending Reinvestments
Certificates of Deposit	—	899,887	—	899,887
Commercial Paper	—	499,129	—	499,129
Repurchase Agreements	—	7,663,837	—	7,663,837
Time Deposits	—	226,717	—	226,717
Total Securities Lending Reinvestments	—	9,289,570	—	9,289,570
Total Investments	$1,124,811,443	$32,741,513	$—	$1,157,552,956

Collateral for Securities Loaned (Liability)	$—	$(9,289,396)	$—	$(9,289,396)

*	See Schedule of Investments for additional detailed categorizations.

MSF-75

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—99.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Boeing Co. (The)	346,603	$45,661,479

Automobiles—0.9%
Tesla Motors, Inc. (a) (b)	122,058	24,903,494

Beverages—1.6%
Constellation Brands, Inc. - Class A	84,769	14,113,191
Monster Beverage Corp. (a)	186,418	27,368,026

		41,481,217

Biotechnology—8.9%
Alexion Pharmaceuticals, Inc. (a)	272,070	33,339,458
Biogen, Inc. (a)	94,647	29,627,350
BioMarin Pharmaceutical, Inc. (a)	196,314	18,162,971
Celgene Corp. (a)	566,606	59,227,325
Regeneron Pharmaceuticals, Inc. (a)	75,736	30,447,387
Shire plc (ADR)	268,572	52,065,368
Vertex Pharmaceuticals, Inc. (a)	191,822	16,728,797

		239,598,656

Capital Markets—3.0%
Goldman Sachs Group, Inc. (The)	147,250	23,747,007
Morgan Stanley	777,663	24,931,876
S&P Global, Inc.	244,430	30,935,061

		79,613,944

Chemicals—0.3%
Albemarle Corp.	99,487	8,505,144

Communications Equipment—1.0%
Palo Alto Networks, Inc. (a)	170,708	27,198,906

Energy Equipment & Services—0.5%
Schlumberger, Ltd.	163,776	12,879,345

Equity Real Estate Investment Trusts—1.3%
American Tower Corp.	310,015	35,134,000

Food & Staples Retailing—1.5%
Costco Wholesale Corp.	262,264	39,997,883

Hotels, Restaurants & Leisure—4.3%
Marriott International, Inc. - Class A	626,071	42,153,360
McDonald’s Corp.	252,298	29,105,097
Starbucks Corp.	788,112	42,668,384

		113,926,841

Industrial Conglomerates—0.9%
General Electric Co.	811,601	24,039,622

Internet & Direct Marketing Retail—10.0%
Amazon.com, Inc. (a)	198,898	166,539,284
Expedia, Inc.	41,236	4,813,066
Netflix, Inc. (a)	497,890	49,067,060
Priceline Group, Inc. (The) (a)	32,990	48,544,455

		268,963,865

Internet Software & Services—17.2%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	871,361	92,181,280
Alphabet, Inc. - Class A (a)	100,578	80,870,747
Alphabet, Inc. - Class C (a)	102,460	79,641,133
Facebook, Inc. - Class A (a)	984,611	126,296,053
Tencent Holdings, Ltd. (b)	2,974,550	82,419,365

		461,408,578

IT Services—6.4%
MasterCard, Inc.	750,847	76,413,699
Visa, Inc. - Class A	1,131,527	93,577,283

		169,990,982

Life Sciences Tools & Services—1.0%
Illumina, Inc. (a)	147,495	26,793,942

Media—1.7%
Time Warner, Inc.	386,885	30,799,915
Walt Disney Co. (The)	145,447	13,506,208

		44,306,123

Oil, Gas & Consumable Fuels—1.3%
Concho Resources, Inc. (a)	155,760	21,393,636
EOG Resources, Inc.	140,585	13,595,975

		34,989,611

Pharmaceuticals—3.6%
Allergan plc (a)	216,181	49,788,646
Bristol-Myers Squibb Co.	671,398	36,201,780
Novo Nordisk A/S (ADR)	266,301	11,075,459

		97,065,885

Semiconductors & Semiconductor Equipment—4.3%
NVIDIA Corp.	491,350	33,667,302
NXP Semiconductors NV (a)	372,349	37,983,321
QUALCOMM, Inc.	623,082	42,681,117

		114,331,740

Software—11.5%
Adobe Systems, Inc. (a)	585,740	63,576,220
Microsoft Corp.	1,389,653	80,044,013
Mobileye NV (a)	232,786	9,909,700
Red Hat, Inc. (a)	524,217	42,372,460
Salesforce.com, Inc. (a)	727,105	51,864,400
Splunk, Inc. (a)	462,253	27,125,006
Workday, Inc. - Class A (a)	359,247	32,939,357

		307,831,156

Specialty Retail—6.9%
Home Depot, Inc. (The)	302,589	38,937,152
Industria de Diseno Textil S.A.	1,768,566	65,561,678
O’Reilly Automotive, Inc. (a)	175,642	49,199,081
TJX Cos., Inc. (The)	421,685	31,533,604

		185,231,515

MSF-76

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—5.2%
Apple, Inc.	1,238,409	$140,002,137

Textiles, Apparel & Luxury Goods—4.5%
adidas AG	272,286	47,257,272
lululemon athletica, Inc. (a) (b)	271,047	16,528,446
NIKE, Inc. - Class B	1,055,800	55,587,870

		119,373,588

Total Common Stocks (Cost $1,894,210,676)		2,663,229,653

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $4,873,580 on 10/03/16, collateralized by $4,840,000 U.S. Treasury Note at 1.625% due 11/30/20 with a value of $4,973,100.	4,873,568	4,873,568

Total Short-Term Investments (Cost $4,873,568)		4,873,568

Securities Lending Reinvestments (c)—1.9%

Certificates of Deposit—0.3%
Abbey National Treasury Services 0.440%, 10/03/16	600,000	600,000
Bank of Nova Scotia 0.750%, 10/19/16	1,000,000	1,000,109
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	1,000,000	1,000,001
KBC Bank NV Zero Coupon, 12/27/16	250,000	249,653
National Bank of Canada 0.420%, 10/06/16	2,500,000	2,499,997
Norinchukin Bank 0.480%, 10/24/16	250,000	250,000
Standard Chartered Bank New York 0.910%, 12/16/16	1,400,000	1,400,108
Sumitomo Mitsui Trust Bank 0.420%, 10/04/16	2,000,000	2,000,000

		8,999,868

Commercial Paper—0.2%
Albion Capital Corp. 0.720%, 10/25/16	1,000,000	999,681
Charta LLC 0.880%, 12/22/16	2,500,000	2,495,222
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	250,000	249,866

Commercial Paper—(Continued)
Kells Funding LLC 1.040%, 01/19/17	1,400,000	$1,395,843

		5,140,612

Repurchase Agreements—1.2%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $8,300,646 on 10/03/16, collateralized by $7,843,625 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $8,466,002.	8,300,000	8,300,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $8,300,576 on 10/03/16, collateralized by $8,148,304 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $8,466,007.	8,300,000	8,300,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $1,000,038 on 10/03/16, collateralized by $788,880 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $1,020,014.	1,000,000	1,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $7,400,571 on 10/03/16, collateralized by $7,064,625 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $7,551,157.	7,400,000	7,400,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $987,380 on 10/03/16, collateralized by $815,727 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $1,007,088.	987,341	987,341
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $6,000,350 on 10/03/16, collateralized by $9,597,366 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $6,120,357.	6,000,000	6,000,000

MSF-77

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $1,000,043 on 10/03/16, collateralized by $1,411,875 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $1,020,000.	1,000,000	$1,000,000

		32,987,341

Time Deposits—0.2%
ANZ London 0.420%, 10/03/16	100,000	100,000
Canadian Imperial Bank 0.260%, 10/03/16	2,000,000	2,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	1,200,000	1,200,000
Royal Bank of Canada 0.280%, 10/03/16	1,200,000	1,200,000

		4,500,000

Total Securities Lending Reinvestments (Cost $51,627,034)		51,627,821

Total Investments—101.6% (Cost $1,950,711,278) (d)		2,719,731,042
Other assets and liabilities (net)—(1.6)%		(42,177,641)

Net Assets—100.0%		$2,677,553,401

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $51,020,260 and the collateral received consisted of cash in the amount of $51,626,998. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $1,950,711,278. The aggregate unrealized appreciation and depreciation of investments were $805,561,864 and $(36,542,100), respectively, resulting in net unrealized appreciation of $769,019,764.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-78

Metropolitan Series Fund

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$45,661,479	$—	$—	$45,661,479
Automobiles	24,903,494	—	—	24,903,494
Beverages	41,481,217	—	—	41,481,217
Biotechnology	239,598,656	—	—	239,598,656
Capital Markets	79,613,944	—	—	79,613,944
Chemicals	8,505,144	—	—	8,505,144
Communications Equipment	27,198,906	—	—	27,198,906
Energy Equipment & Services	12,879,345	—	—	12,879,345
Equity Real Estate Investment Trusts	35,134,000	—	—	35,134,000
Food & Staples Retailing	39,997,883	—	—	39,997,883
Hotels, Restaurants & Leisure	113,926,841	—	—	113,926,841
Industrial Conglomerates	24,039,622	—	—	24,039,622
Internet & Direct Marketing Retail	268,963,865	—	—	268,963,865
Internet Software & Services	378,989,213	82,419,365	—	461,408,578
IT Services	169,990,982	—	—	169,990,982
Life Sciences Tools & Services	26,793,942	—	—	26,793,942
Media	44,306,123	—	—	44,306,123
Oil, Gas & Consumable Fuels	34,989,611	—	—	34,989,611
Pharmaceuticals	97,065,885	—	—	97,065,885
Semiconductors & Semiconductor Equipment	114,331,740	—	—	114,331,740
Software	307,831,156	—	—	307,831,156
Specialty Retail	119,669,837	65,561,678	—	185,231,515
Technology Hardware, Storage & Peripherals	140,002,137	—	—	140,002,137
Textiles, Apparel & Luxury Goods	72,116,316	47,257,272	—	119,373,588
Total Common Stocks	2,467,991,338	195,238,315	—	2,663,229,653
Total Short-Term Investment*	—	4,873,568	—	4,873,568
Securities Lending Reinvestments
Certificates of Deposit	—	8,999,868	—	8,999,868
Commercial Paper	—	5,140,612	—	5,140,612
Repurchase Agreements	—	32,987,341	—	32,987,341
Time Deposits	—	4,500,000	—	4,500,000
Total Securities Lending Reinvestments	—	51,627,821	—	51,627,821
Total Investments	$2,467,991,338	$251,739,704	$—	$2,719,731,042

Collateral for Securities Loaned (Liability)	$—	$(51,626,998)	$—	$(51,626,998)

*	See Schedule of Investments for additional detailed categorizations.

MSF-79

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Aerojet Rocketdyne Holdings, Inc. (a)	72,189	$1,269,083
BWX Technologies, Inc.	72,196	2,770,160
DigitalGlobe, Inc. (a)	76,205	2,095,637
Hexcel Corp.	33,876	1,500,707

		7,635,587

Auto Components—1.8%
Cooper Tire & Rubber Co.	38,074	1,447,574
Dorman Products, Inc. (a)	22,723	1,452,000
Drew Industries, Inc.	10,674	1,046,265
Fox Factory Holding Corp. (a)	51,365	1,179,854
Horizon Global Corp. (a)	86,870	1,731,319
Tenneco, Inc. (a)	17,896	1,042,800

		7,899,812

Banks—12.8%
BancorpSouth, Inc.	125,361	2,908,375
Bank of the Ozarks, Inc.	44,828	1,721,395
Bryn Mawr Bank Corp.	71,718	2,294,259
Cathay General Bancorp	125,984	3,877,788
Chemical Financial Corp.	91,657	4,044,823
CVB Financial Corp.	142,216	2,504,424
First Financial Bancorp	144,502	3,155,924
First Financial Bankshares, Inc. (b)	53,940	1,965,574
Home BancShares, Inc.	109,626	2,281,317
Iberiabank Corp.	46,332	3,109,804
LegacyTexas Financial Group, Inc.	44,495	1,407,377
PacWest Bancorp	65,575	2,813,823
Pinnacle Financial Partners, Inc.	82,714	4,473,173
Popular, Inc.	75,510	2,885,992
PrivateBancorp, Inc.	37,509	1,722,413
Prosperity Bancshares, Inc.	49,310	2,706,626
Renasant Corp.	40,562	1,364,100
Signature Bank (a)	29,196	3,458,266
Texas Capital Bancshares, Inc. (a)	38,371	2,107,335
Triumph Bancorp, Inc. (a)	71,247	1,413,541
Wintrust Financial Corp.	61,820	3,435,337

		55,651,666

Beverages—0.6%
Cott Corp.	185,654	2,645,570

Biotechnology—0.8%
Genomic Health, Inc. (a)	40,155	1,161,282
Ironwood Pharmaceuticals, Inc. (a)	81,557	1,295,125
Lexicon Pharmaceuticals, Inc. (a) (b)	63,438	1,146,325

		3,602,732

Building Products—2.3%
Apogee Enterprises, Inc.	60,453	2,701,644
Armstrong World Industries, Inc. (a)	43,018	1,777,504
Gibraltar Industries, Inc. (a)	19,664	730,518
Masonite International Corp. (a)	29,564	1,837,994
Patrick Industries, Inc. (a)	20,701	1,281,806
Trex Co., Inc. (a)	27,923	1,639,638

		9,969,104

Capital Markets—1.9%
Financial Engines, Inc.	46,637	1,385,585
Hercules Capital, Inc.	122,023	1,654,632
MarketAxess Holdings, Inc.	19,036	3,152,171
Stifel Financial Corp. (a)	53,544	2,058,767

		8,251,155

Chemicals—0.9%
Cabot Corp.	33,522	1,756,888
Minerals Technologies, Inc.	33,085	2,338,779

		4,095,667

Commercial Services & Supplies—3.3%
Clean Harbors, Inc. (a)	26,285	1,261,154
Healthcare Services Group, Inc.	47,929	1,897,030
KAR Auction Services, Inc.	86,743	3,743,828
Kimball International, Inc. - Class B	81,822	1,058,777
Knoll, Inc.	28,418	649,351
RR Donnelley & Sons Co.	91,480	1,438,065
Team, Inc. (a)	6,108	199,793
Viad Corp.	66,814	2,463,432
West Corp.	81,213	1,793,183

		14,504,613

Communications Equipment—1.2%
ARRIS International plc (a)	64,351	1,823,064
Calix, Inc. (a)	100,843	741,196
Digi International, Inc. (a)	95,393	1,087,480
Viavi Solutions, Inc. (a)	197,588	1,460,175

		5,111,915

Construction & Engineering—1.8%
Argan, Inc.	31,011	1,835,541
Granite Construction, Inc.	39,046	1,942,148
MYR Group, Inc. (a)	47,762	1,437,636
Primoris Services Corp.	61,250	1,261,750
Quanta Services, Inc. (a)	51,328	1,436,671

		7,913,746

Construction Materials—0.5%
Summit Materials, Inc. - Class A (a)	61,836	1,147,058
U.S. Concrete, Inc. (a)	26,382	1,215,287

		2,362,345

Consumer Finance—0.3%
PRA Group, Inc. (a)	40,694	1,405,571

Distributors—0.9%
Core-Mark Holding Co., Inc.	61,419	2,198,800
Pool Corp.	19,212	1,815,918

		4,014,718

Diversified Consumer Services—1.5%
Bright Horizons Family Solutions, Inc. (a)	31,851	2,130,513
Grand Canyon Education, Inc. (a)	37,662	1,521,168

MSF-80

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Houghton Mifflin Harcourt Co. (a)	77,103	$1,033,951
Nord Anglia Education, Inc. (a)	77,634	1,690,869

		6,376,501

Diversified Financial Services—0.5%
FNFV Group (a)	160,467	2,002,628

Diversified Telecommunication Services—0.8%
Cogent Communications Holdings, Inc.	44,185	1,626,450
ORBCOMM, Inc. (a)	160,478	1,644,899

		3,271,349

Electric Utilities—0.8%
ALLETE, Inc.	55,503	3,309,089

Electrical Equipment—1.1%
AZZ, Inc.	15,920	1,039,098
Babcock & Wilcox Enterprises, Inc. (a)	95,788	1,580,502
EnerSys	9,854	681,798
Generac Holdings, Inc. (a)	39,646	1,439,150

		4,740,548

Electronic Equipment, Instruments & Components—3.9%
Belden, Inc.	29,998	2,069,562
II-VI, Inc. (a)	72,501	1,763,949
IPG Photonics Corp. (a)	16,984	1,398,633
Kimball Electronics, Inc. (a)	23,162	321,025
Littelfuse, Inc.	34,223	4,408,265
Methode Electronics, Inc.	59,503	2,080,820
Orbotech, Ltd. (a)	40,765	1,207,052
Rogers Corp. (a)	33,449	2,043,065
VeriFone Systems, Inc. (a)	38,737	609,720
Vishay Intertechnology, Inc.	82,858	1,167,469

		17,069,560

Energy Equipment & Services—1.8%
Bristow Group, Inc.	39,764	557,491
Dril-Quip, Inc. (a)	18,683	1,041,391
Natural Gas Services Group, Inc. (a)	67,192	1,652,251
RPC, Inc. (a) (b)	91,061	1,529,825
U.S. Silica Holdings, Inc. (b)	67,138	3,125,945

		7,906,903

Equity Real Estate Investment Trusts—4.4%
American Campus Communities, Inc.	50,208	2,554,081
CubeSmart	106,311	2,898,038
Hersha Hospitality Trust	75,629	1,362,835
Life Storage, Inc.	20,233	1,799,523
Mid-America Apartment Communities, Inc.	32,704	3,073,849
National Retail Properties, Inc.	42,345	2,153,243
Retail Opportunity Investments Corp.	177,486	3,897,592
Sabra Health Care REIT, Inc.	47,990	1,208,388

		18,947,549

Food & Staples Retailing—0.5%
SpartanNash Co.	81,622	2,360,508

Food Products—2.0%
Amplify Snack Brands, Inc. (a) (b)	91,850	1,487,970
Darling Ingredients, Inc. (a)	87,244	1,178,666
J&J Snack Foods Corp.	6,991	832,768
Post Holdings, Inc. (a)	48,576	3,748,610
Snyder’s-Lance, Inc.	42,190	1,416,740

		8,664,754

Health Care Equipment & Supplies—3.9%
Cynosure, Inc. - Class A (a)	57,700	2,939,238
Halyard Health, Inc. (a)	55,540	1,925,016
Inogen, Inc. (a)	29,053	1,740,275
Insulet Corp. (a)	43,615	1,785,598
Integra LifeSciences Holdings Corp. (a)	21,756	1,795,958
Merit Medical Systems, Inc. (a)	10,781	261,871
Neogen Corp. (a)	27,730	1,551,216
Nevro Corp. (a) (b)	11,817	1,233,577
SurModics, Inc. (a)	42,270	1,271,904
Teleflex, Inc.	4,089	687,156
Wright Medical Group NV (a)	66,043	1,620,035

		16,811,844

Health Care Providers & Services—2.3%
Acadia Healthcare Co., Inc. (a)	24,982	1,237,858
AMN Healthcare Services, Inc. (a)	46,128	1,470,099
Amsurg Corp. (a)	19,548	1,310,694
Ensign Group, Inc. (The)	53,241	1,071,741
HealthEquity, Inc. (a)	40,888	1,547,611
PharMerica Corp. (a)	73,609	2,066,205
WellCare Health Plans, Inc. (a)	12,568	1,471,587

		10,175,795

Health Care Technology—1.0%
Evolent Health, Inc. - Class A (a)	41,244	1,015,427
Medidata Solutions, Inc. (a)	33,215	1,852,068
Press Ganey Holdings, Inc. (a) (b)	36,084	1,457,794

		4,325,289

Hotels, Restaurants & Leisure—3.7%
Carrols Restaurant Group, Inc. (a)	91,367	1,206,958
Churchill Downs, Inc.	21,073	3,084,034
Chuy’s Holdings, Inc. (a)	44,897	1,254,422
Cracker Barrel Old Country Store, Inc. (b)	6,635	877,280
Del Frisco’s Restaurant Group, Inc. (a)	22,265	299,910
J. Alexander’s Holdings, Inc. (a)	37,861	383,532
Marriott Vacations Worldwide Corp.	34,539	2,532,399
Popeyes Louisiana Kitchen, Inc. (a)	20,271	1,077,201
Six Flags Entertainment Corp.	49,199	2,637,558
Texas Roadhouse, Inc.	26,651	1,040,189
Vail Resorts, Inc.	12,038	1,888,521

		16,282,004

MSF-81

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—1.3%
Helen of Troy, Ltd. (a)	24,675	$2,126,245
Installed Building Products, Inc. (a)	26,997	968,382
iRobot Corp. (a) (b)	28,584	1,257,124
Universal Electronics, Inc. (a)	16,984	1,264,629

		5,616,380

Household Products—0.3%
HRG Group, Inc. (a)	82,704	1,298,453

Industrial Conglomerates—0.5%
Raven Industries, Inc.	86,486	1,991,773

Insurance—2.4%
Atlas Financial Holdings, Inc. (a)	34,991	551,808
Employers Holdings, Inc.	103,942	3,100,590
First American Financial Corp.	34,469	1,353,942
ProAssurance Corp.	45,299	2,377,292
Reinsurance Group of America, Inc.	27,885	3,009,907

		10,393,539

Internet & Direct Marketing Retail—1.2%
1-800-Flowers.com, Inc. - Class A (a)	145,517	1,334,391
HSN, Inc.	22,661	901,908
Liberty Ventures - Series A (a)	56,123	2,237,624
Wayfair, Inc. - Class A (a) (b)	22,967	904,211

		5,378,134

Internet Software & Services—3.0%
2U, Inc. (a)	37,082	1,419,870
Benefitfocus, Inc. (a) (b)	27,119	1,082,590
CommerceHub, Inc. - Series A (a)	5,612	88,670
CommerceHub, Inc. - Series C (a)	49,308	784,490
Criteo S.A. (ADR) (a) (b)	37,804	1,327,298
Envestnet, Inc. (a)	18,907	689,160
IAC/InterActiveCorp	25,996	1,623,970
LogMeIn, Inc.	19,009	1,718,224
Q2 Holdings, Inc. (a)	57,821	1,657,150
Quotient Technology, Inc. (a)	55,055	732,782
Wix.com, Ltd. (a)	39,850	1,730,686

		12,854,890

IT Services—4.9%
Booz Allen Hamilton Holding Corp.	80,913	2,557,660
CSG Systems International, Inc.	33,079	1,367,155
DST Systems, Inc.	24,972	2,944,698
EPAM Systems, Inc. (a)	16,587	1,149,645
Euronet Worldwide, Inc. (a)	67,380	5,513,705
ExlService Holdings, Inc. (a)	26,895	1,340,447
InterXion Holding NV (a)	47,472	1,719,436
Perficient, Inc. (a)	84,986	1,712,468
WEX, Inc. (a)	26,084	2,819,420

		21,124,634

Life Sciences Tools & Services—1.8%
Accelerate Diagnostics, Inc. (a) (b)	41,050	1,119,023
Albany Molecular Research, Inc. (a) (b)	94,016	1,552,204
INC Research Holdings, Inc. - Class A (a)	30,172	1,345,068
PRA Health Sciences, Inc. (a)	29,348	1,658,455
VWR Corp. (a)	81,539	2,312,446

		7,987,196

Machinery—3.6%
Alamo Group, Inc.	18,612	1,226,345
Albany International Corp. - Class A	51,129	2,166,847
Altra Industrial Motion Corp.	25,124	727,842
Astec Industries, Inc.	22,835	1,367,131
John Bean Technologies Corp.	46,234	3,261,809
Middleby Corp. (The) (a)	12,649	1,563,669
RBC Bearings, Inc. (a)	56,710	4,337,181
Standex International Corp.	8,631	801,561

		15,452,385

Marine—0.3%
Kirby Corp. (a)	21,828	1,356,828

Media—1.8%
EW Scripps Co. (The) - Class A (a)	135,084	2,147,836
John Wiley & Sons, Inc. - Class A	40,041	2,066,516
National CineMedia, Inc.	137,768	2,027,945
New Media Investment Group, Inc.	97,104	1,505,112

		7,747,409

Metals & Mining—0.7%
Ferroglobe plc	141,548	1,278,178
Haynes International, Inc.	42,162	1,564,632

		2,842,810

Multi-Utilities—0.7%
NorthWestern Corp.	50,004	2,876,730

Oil, Gas & Consumable Fuels—1.6%
Diamondback Energy, Inc. (a)	17,116	1,652,379
PDC Energy, Inc. (a)	20,698	1,388,008
QEP Resources, Inc.	95,244	1,860,115
Synergy Resources Corp. (a) (b)	278,959	1,933,186

		6,833,688

Pharmaceuticals—1.5%
Akorn, Inc. (a)	38,859	1,059,296
Catalent, Inc. (a)	58,046	1,499,909
Dermira, Inc. (a)	25,654	867,618
Medicines Co. (The) (a)	24,952	941,689
Nektar Therapeutics (a)	54,748	940,571
Supernus Pharmaceuticals, Inc. (a)	53,455	1,321,942

		6,631,025

Professional Services—1.3%
FTI Consulting, Inc. (a)	31,415	1,399,852
Insperity, Inc.	16,037	1,164,928

MSF-82

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Korn/Ferry International	57,250	$1,202,250
WageWorks, Inc. (a)	33,174	2,020,628

		5,787,658

Real Estate Management & Development—0.2%
HFF, Inc. - Class A	27,414	759,094

Road & Rail—1.1%
Avis Budget Group, Inc. (a)	27,857	952,988
Genesee & Wyoming, Inc. - Class A (a)	24,991	1,723,130
Old Dominion Freight Line, Inc. (a)	28,758	1,973,086

		4,649,204

Semiconductors & Semiconductor Equipment—3.4%
Advanced Energy Industries, Inc. (a)	53,730	2,542,504
Inphi Corp. (a)	41,864	1,821,503
Intersil Corp. - Class A	65,921	1,445,648
MKS Instruments, Inc.	41,539	2,065,734
Monolithic Power Systems, Inc.	25,338	2,039,709
Semtech Corp. (a)	37,087	1,028,422
Silicon Laboratories, Inc. (a)	29,714	1,747,183
Teradyne, Inc.	98,211	2,119,393

		14,810,096

Software—3.5%
Blackbaud, Inc.	26,753	1,774,794
Callidus Software, Inc. (a)	77,929	1,429,997
FleetMatics Group plc (a)	24,565	1,473,409
Guidewire Software, Inc. (a)	37,845	2,269,943
RingCentral, Inc. - Class A (a)	65,534	1,550,534
Synchronoss Technologies, Inc. (a)	61,108	2,516,428
Ultimate Software Group, Inc. (The) (a)	11,580	2,366,836
Verint Systems, Inc. (a)	43,631	1,641,835

		15,023,776

Specialty Retail—1.7%
Barnes & Noble, Inc.	75,681	855,195
Genesco, Inc. (a)	38,244	2,082,768
Monro Muffler Brake, Inc.	19,294	1,180,214
Office Depot, Inc.	239,820	856,158
Sally Beauty Holdings, Inc. (a)	50,164	1,288,212
Tile Shop Holdings, Inc. (a)	80,493	1,332,159

		7,594,706

Textiles, Apparel & Luxury Goods—0.6%
Columbia Sportswear Co.	21,085	1,196,363
Steven Madden, Ltd. (a)	38,303	1,323,752

		2,520,115

Thrifts & Mortgage Finance—0.6%
Essent Group, Ltd. (a)	56,081	1,492,315
Federal Agricultural Mortgage Corp. - Class C	33,757	1,333,402

		2,825,717

Trading Companies & Distributors—0.5%
Beacon Roofing Supply, Inc. (a)	29,755	1,251,793
SiteOne Landscape Supply, Inc. (a)	29,348	1,054,474

		2,306,267

Transportation Infrastructure—0.5%
Macquarie Infrastructure Corp.	25,989	2,163,325

Total Common Stocks (Cost $311,615,459)		426,134,354

Short-Term Investment—2.2%

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $9,355,223 on 10/03/16, collateralized by $9,290,000 U.S. Treasury Note at 1.625% due 11/30/20 with a value of $9,545,475.	9,355,199	9,355,199

Total Short-Term Investments (Cost $9,355,199)		9,355,199

Securities Lending Reinvestments (c)—3.7%

Certificates of Deposit—1.1%
Abbey National Treasury Services 0.440%, 10/03/16	500,000	500,000
ABN AMRO Bank NV Zero Coupon, 12/22/16	250,000	249,468
Bank of Montreal 0.500%, 10/24/16	250,000	250,000
Bank of Nova Scotia 0.750%, 10/19/16	300,000	300,033
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	250,000	250,000
Chiba Bank Ltd, New York 0.870%, 11/30/16	400,000	400,067
DZ Bank AG 0.950%, 01/03/17	250,000	250,000
KBC Bank NV Zero Coupon, 12/27/16	400,000	399,444
1.000%, 01/04/17	250,000	250,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	300,000	300,000
National Bank of Canada 0.420%, 10/06/16	300,000	300,000
0.480%, 10/28/16	200,000	199,999
Norinchukin Bank 0.480%, 10/24/16	400,000	400,000
Standard Chartered Bank New York 0.910%, 12/16/16	100,000	100,008
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	500,000	500,014

MSF-83

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Swedbank 0.350%, 10/03/16	300,000	$299,999

		4,949,032

Commercial Paper—0.5%
Albion Capital Corp. 0.720%, 10/25/16	150,000	149,952
BNP Paribas 0.510%, 10/21/16	300,000	299,924
Charta LLC 0.880%, 12/22/16	400,000	399,236
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	400,000	399,785
Credit Suisse AG 0.971%, 10/19/16	200,000	199,998
Kells Funding LLC 1.040%, 01/19/17	100,000	99,703
LMA S.A. & LMA Americas 0.580%, 10/17/16	50,000	49,988
Manhattan Asset Funding 0.740%, 11/28/16	250,000	249,752
Ridgefield Funding Co. LLC 0.650%, 10/26/16	100,000	99,949
Victory Receivables Corp. 1.050%, 01/04/17	300,000	299,239

		2,247,526

Repurchase Agreements—2.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $1,700,132 on 10/03/16, collateralized by $1,606,526 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $1,734,000.	1,700,000	1,700,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $1,700,118 on 10/03/16, collateralized by $1,668,930 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $1,734,002.	1,700,000	1,700,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $1,000,042 on 10/03/16, collateralized by $972,192 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $1,020,000.	1,000,000	1,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $1,000,038 on 10/03/16, collateralized by $788,800 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $1,020,014.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $1,100,090 on 10/03/16, collateralized by $1,050,147 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $1,122,469.	1,100,000	1,100,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $119,903 on 10/03/16, collateralized by $99,058 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $122,297.	119,899	119,899
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $800,058 on 10/04/16, collateralized by $769,419 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $816,000.	800,000	800,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $700,030 on 10/03/16, collateralized by $988,313 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $714,000.	700,000	700,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $500,019 on 10/03/16, collateralized by $468,090 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $510,010.	500,000	500,000

		8,619,899

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	55,122	55,122
DBS Bank Limited, Singapore 0.380%, 10/04/16	200,000	200,000
Den Norske Bank, Oslo 0.400%, 10/03/16	100,000	100,000
Royal Bank of Canada 0.280%, 10/03/16	100,000	100,000

		455,122

Total Securities Lending Reinvestments (Cost $16,271,023)		16,271,579

Total Investments—104.0% (Cost $337,241,681) (d)		451,761,132
Other assets and liabilities (net)—(4.0)%		(17,466,759)

Net Assets—100.0%		$434,294,373

MSF-84

Metropolitan Series Fund

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $15,659,985 and the collateral received consisted of cash in the amount of $15,770,974. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $337,241,681. The aggregate unrealized appreciation and depreciation of investments were $123,725,228 and $(9,205,777), respectively, resulting in net unrealized appreciation of $114,519,451.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$426,134,354	$—	$—	$426,134,354
Total Short-Term Investment*	—	9,355,199	—	9,355,199
Securities Lending Reinvestments
Certificates of Deposit	—	4,949,032	—	4,949,032
Commercial Paper	—	2,247,526	—	2,247,526
Repurchase Agreements	—	8,619,899	—	8,619,899
Time Deposits	—	455,122	—	455,122
Total Securities Lending Reinvestments	—	16,271,579	—	16,271,579
Total Investments	$426,134,354	$25,626,778	$—	$451,761,132

Collateral for Securities Loaned (Liability)	$—	$(15,770,974)	$—	$(15,770,974)

*	See Schedule of Investments for additional detailed categorizations.

MSF-85

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Hexcel Corp.	80,949	$3,586,041

Auto Components—1.7%
Dorman Products, Inc. (a)	54,298	3,469,642
Drew Industries, Inc.	25,507	2,500,196

		5,969,838

Banks—4.2%
Chemical Financial Corp.	73,265	3,233,184
Pinnacle Financial Partners, Inc.	72,244	3,906,955
PrivateBancorp, Inc.	89,630	4,115,810
Renasant Corp.	96,925	3,259,588

		14,515,537

Biotechnology—2.5%
Genomic Health, Inc. (a)	95,952	2,774,932
Ironwood Pharmaceuticals, Inc. (a)	195,030	3,097,076
Lexicon Pharmaceuticals, Inc. (a) (b)	151,588	2,739,195

		8,611,203

Building Products—2.2%
Apogee Enterprises, Inc.	85,691	3,829,531
Trex Co., Inc. (a)	66,724	3,918,033

		7,747,564

Capital Markets—2.5%
Financial Engines, Inc.	111,442	3,310,942
MarketAxess Holdings, Inc.	32,049	5,306,994

		8,617,936

Commercial Services & Supplies—1.4%
Healthcare Services Group, Inc.	114,530	4,533,097
Team, Inc. (a)	14,607	477,795

		5,010,892

Construction & Engineering—2.2%
Granite Construction, Inc.	93,302	4,640,841
Primoris Services Corp.	146,360	3,015,016

		7,655,857

Distributors—1.2%
Pool Corp.	45,909	4,339,319

Diversified Consumer Services—3.7%
Bright Horizons Family Solutions, Inc. (a)	76,110	5,090,998
Grand Canyon Education, Inc. (a)	89,995	3,634,898
Nord Anglia Education, Inc. (a) (b)	185,510	4,040,408

		12,766,304

Diversified Telecommunication Services—2.2%
Cogent Communications Holdings, Inc.	105,582	3,886,473
ORBCOMM, Inc. (a)	383,470	3,930,568

		7,817,041

Electrical Equipment—1.0%
Generac Holdings, Inc. (a)	94,736	3,438,917

Electronic Equipment, Instruments & Components—1.8%
IPG Photonics Corp. (a)	40,584	3,342,092
Orbotech, Ltd. (a)	97,411	2,884,340

		6,226,432

Energy Equipment & Services—0.7%
Dril-Quip, Inc. (a)	44,645	2,488,512

Food Products—2.0%
Amplify Snack Brands, Inc. (a) (b)	219,480	3,555,576
Snyder’s-Lance, Inc.	100,816	3,385,401

		6,940,977

Health Care Equipment & Supplies—8.2%
Cynosure, Inc. - Class A (a)	89,897	4,579,353
Inogen, Inc. (a)	69,423	4,158,438
Insulet Corp. (a)	104,220	4,266,767
Integra LifeSciences Holdings Corp. (a)	51,988	4,291,610
Merit Medical Systems, Inc. (a)	25,777	626,123
Neogen Corp. (a)	66,262	3,706,696
Nevro Corp. (a)	28,259	2,949,957
Wright Medical Group NV (a)	157,813	3,871,153

		28,450,097

Health Care Providers & Services—4.6%
Acadia Healthcare Co., Inc. (a) (b)	59,696	2,957,937
AMN Healthcare Services, Inc. (a)	110,226	3,512,903
Amsurg Corp. (a)	46,711	3,131,972
Ensign Group, Inc. (The)	127,223	2,560,999
HealthEquity, Inc. (a)	97,703	3,698,058

		15,861,869

Health Care Technology—3.0%
Evolent Health, Inc. - Class A (a)	98,554	2,426,400
Medidata Solutions, Inc. (a)	79,368	4,425,560
Press Ganey Holdings, Inc. (a)	86,226	3,483,530

		10,335,490

Hotels, Restaurants & Leisure—3.6%
Chuy’s Holdings, Inc. (a)	107,284	2,997,515
Popeyes Louisiana Kitchen, Inc. (a)	48,438	2,573,995
Texas Roadhouse, Inc.	63,684	2,485,587
Vail Resorts, Inc.	28,766	4,512,810

		12,569,907

Household Durables—2.4%
Installed Building Products, Inc. (a)	64,511	2,314,009
iRobot Corp. (a)	68,304	3,004,010
Universal Electronics, Inc. (a)	40,584	3,021,885

		8,339,904

MSF-86

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet & Direct Marketing Retail—0.6%
Wayfair, Inc. - Class A (a) (b)	54,882	$2,160,704

Internet Software & Services—7.1%
2U, Inc. (a)	88,609	3,392,839
Benefitfocus, Inc. (a) (b)	64,803	2,586,936
Criteo S.A. (ADR) (a)	90,335	3,171,662
Envestnet, Inc. (a)	45,180	1,646,811
LogMeIn, Inc.	45,423	4,105,785
Q2 Holdings, Inc. (a)	138,166	3,959,837
Quotient Technology, Inc. (a)	131,656	1,752,341
Wix.com, Ltd. (a)	95,223	4,135,535

		24,751,746

IT Services—4.3%
EPAM Systems, Inc. (a)	39,635	2,747,102
Euronet Worldwide, Inc. (a)	61,204	5,008,323
ExlService Holdings, Inc. (a)	64,268	3,203,117
InterXion Holding NV (a)	113,436	4,108,652

		15,067,194

Life Sciences Tools & Services—2.8%
Accelerate Diagnostics, Inc. (a) (b)	98,092	2,673,988
INC Research Holdings, Inc. - Class A (a)	72,098	3,214,129
PRA Health Sciences, Inc. (a)	70,128	3,962,933

		9,851,050

Machinery—3.0%
Astec Industries, Inc.	54,566	3,266,866
Middleby Corp. (The) (a)	30,225	3,736,415
RBC Bearings, Inc. (a)	45,107	3,449,783

		10,453,064

Oil, Gas & Consumable Fuels—2.1%
Diamondback Energy, Inc. (a)	40,900	3,948,486
PDC Energy, Inc. (a)	49,459	3,316,721

		7,265,207

Pharmaceuticals—2.8%
Dermira, Inc. (a)	61,301	2,073,200
Medicines Co. (The) (a)	59,623	2,250,172
Nektar Therapeutics (a)	130,822	2,247,522
Supernus Pharmaceuticals, Inc. (a)	127,734	3,158,862

		9,729,756

Professional Services—1.4%
WageWorks, Inc. (a)	79,271	4,828,397

Real Estate Management & Development—0.5%
HFF, Inc. - Class A	65,508	1,813,917

Semiconductors & Semiconductor Equipment—6.3%
Inphi Corp. (a)	100,037	4,352,610
Intersil Corp. - Class A	157,522	3,454,458

Semiconductors & Semiconductor Equipment—(Continued)
MKS Instruments, Inc.	99,259	4,936,150
Monolithic Power Systems, Inc.	60,548	4,874,114
Silicon Laboratories, Inc. (a)	71,004	4,175,035

		21,792,367

Software—7.5%
Blackbaud, Inc.	63,928	4,240,984
Callidus Software, Inc. (a)	186,215	3,417,045
FleetMatics Group plc (a)	58,699	3,520,766
Guidewire Software, Inc. (a)	90,432	5,424,111
RingCentral, Inc. - Class A (a)	156,598	3,705,109
Ultimate Software Group, Inc. (The) (a)	27,672	5,655,880

		25,963,895

Specialty Retail—1.7%
Monro Muffler Brake, Inc.	46,104	2,820,182
Tile Shop Holdings, Inc. (a)	192,343	3,183,276

		6,003,458

Textiles, Apparel & Luxury Goods—1.7%
Columbia Sportswear Co.	50,383	2,858,732
Steven Madden, Ltd. (a)	91,527	3,163,173

		6,021,905

Thrifts & Mortgage Finance—1.0%
Essent Group, Ltd. (a)	134,008	3,565,953

Trading Companies & Distributors—1.6%
Beacon Roofing Supply, Inc. (a)	71,101	2,991,219
SiteOne Landscape Supply, Inc. (a)	70,128	2,519,699

		5,510,918

Total Common Stocks (Cost $263,505,137)		336,069,168

Short-Term Investment—3.4%

Repurchase Agreement—3.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $11,694,130 on 10/03/16, collateralized by $11,755,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $11,931,325.	11,694,100	11,694,100

Total Short-Term Investments (Cost $11,694,100)		11,694,100

Securities Lending Reinvestments (c)—4.1%

Certificates of Deposit—0.7%
Abbey National Treasury Services 0.440%, 10/03/16	300,000	300,000

MSF-87

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Nova Scotia 0.750%, 10/19/16	300,000	$300,033
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	250,000	250,000
Chiba Bank Ltd, New York 0.870%, 11/30/16	300,000	300,051
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	250,000	250,000
National Bank of Canada 0.420%, 10/06/16	300,000	300,000
Standard Chartered Bank New York 0.910%, 12/16/16	100,000	100,008
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	400,000	400,012
Swedbank 0.350%, 10/03/16	250,000	249,999

		2,450,103

Commercial Paper—0.5%
Albion Capital Corp. 0.720%, 10/25/16	150,000	149,952
BNP Paribas 0.510%, 10/21/16	300,000	299,924
Charta LLC 0.880%, 12/22/16	400,000	399,236
Kells Funding LLC 1.040%, 01/19/17	100,000	99,703
LMA S.A. & LMA Americas 0.580%, 10/14/16	50,000	49,993
Manhattan Asset Funding 0.740%, 11/28/16	250,000	249,752
Ridgefield Funding Co. LLC 0.650%, 10/26/16	100,000	99,949
Victory Receivables Corp. 1.050%, 01/04/17	250,000	249,366

		1,597,875

Repurchase Agreements—2.8%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $1,500,117 on 10/03/16, collateralized by $1,417,523 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $1,530,000.	1,500,000	1,500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $1,500,104 on 10/03/16, collateralized by $1,472,585 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $1,530,001.	1,500,000	1,500,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $1,200,050 on 10/03/16, collateralized by $1,166,631 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $1,224,000.	1,200,000	1,200,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $1,500,056 on 10/03/16, collateralized by $1,183,200 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $1,530,021.	1,500,000	1,500,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $1,000,081 on 10/03/16, collateralized by $954,679 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $1,020,427.	1,000,000	1,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $248,691 on 10/03/16, collateralized by $205,457 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $253,655.	248,681	248,681
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $900,065 on 10/04/16, collateralized by $865,596 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $918,000.	900,000	900,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $1,000,043 on 10/03/16, collateralized by $1,411,875 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $1,020,000.	1,000,000	1,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,000,038 on 10/03/16, collateralized by $936,180 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,020,021.	1,000,000	1,000,000

		9,848,681

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	55,831	55,831

MSF-88

Metropolitan Series Fund

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
DBS Bank Limited, Singapore 0.380%, 10/04/16	200,000	$200,000
Den Norske Bank, Oslo 0.400%, 10/03/16	100,000	100,000
Royal Bank of Canada 0.280%, 10/03/16	100,000	100,000

		455,831

Total Securities Lending Reinvestments (Cost $14,352,290)		14,352,490

Total Investments—104.0% (Cost $289,551,527) (d)		362,115,758
Other assets and liabilities (net)—(4.0)%		(14,037,453)

Net Assets—100.0%		$348,078,305

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $14,237,296 and the collateral received consisted of cash in the amount of $14,352,387. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $289,551,527. The aggregate unrealized appreciation and depreciation of investments were $76,515,429 and $(3,951,198), respectively, resulting in net unrealized appreciation of $72,564,231.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$336,069,168	$—	$—	$336,069,168
Total Short-Term Investment*	—	11,694,100	—	11,694,100
Securities Lending Reinvestments
Certificates of Deposit	—	2,450,103	—	2,450,103
Commercial Paper	—	1,597,875	—	1,597,875
Repurchase Agreements	—	9,848,681	—	9,848,681
Time Deposits	—	455,831	—	455,831
Total Securities Lending Reinvestments	—	14,352,490	—	14,352,490
Total Investments	$336,069,168	$26,046,590	$—	$362,115,758

Collateral for Securities Loaned (Liability)	$—	$(14,352,387)	$—	$(14,352,387)

*	See Schedule of Investments for additional detailed categorizations.

MSF-89

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—92.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Rockwell Collins, Inc.	237,960	$20,069,546

Auto Components—1.9%
Gentex Corp. (a)	1,194,292	20,971,768

Automobiles—1.8%
Harley-Davidson, Inc. (a)	364,043	19,145,021

Banks—4.3%
Fifth Third Bancorp	1,367,742	27,984,001
M&T Bank Corp.	164,580	19,107,738

		47,091,739

Capital Markets—1.3%
Intercontinental Exchange, Inc.	52,105	14,035,003

Chemicals—5.0%
Agrium, Inc.	104,261	9,455,430
Celanese Corp. - Series A	401,287	26,709,663
Mosaic Co. (The)	744,780	18,217,319

		54,382,412

Construction & Engineering—5.3%
Fluor Corp.	472,417	24,244,440
Jacobs Engineering Group, Inc. (b)	530,531	27,439,063
Quanta Services, Inc. (b)	213,849	5,985,634

		57,669,137

Diversified Consumer Services—1.8%
H&R Block, Inc. (a)	831,258	19,243,623

Electric Utilities—1.5%
OGE Energy Corp.	511,871	16,185,361

Electrical Equipment—0.5%
Hubbell, Inc.	45,996	4,955,609

Electronic Equipment, Instruments & Components—8.6%
Arrow Electronics, Inc. (b)	500,270	32,002,272
Avnet, Inc.	725,113	29,773,140
FLIR Systems, Inc.	381,723	11,993,737
Keysight Technologies, Inc. (b)	639,785	20,274,786

		94,043,935

Energy Equipment & Services—0.6%
Helmerich & Payne, Inc. (a)	89,470	6,021,331

Health Care Providers & Services—1.6%
AmerisourceBergen Corp.	221,670	17,906,503

Insurance—15.0%
Alleghany Corp. (b)	61,246	32,155,375
Allied World Assurance Co. Holdings AG	445,944	18,025,056
Allstate Corp. (The)	293,652	20,314,845
Aon plc	185,459	20,862,283

Insurance—(Continued)
Arch Capital Group, Ltd. (b)	303,744	24,074,749
Loews Corp.	369,830	15,218,505
Progressive Corp. (The)	284,599	8,964,869
Torchmark Corp.	381,473	24,372,310

		163,987,992

Internet & Direct Marketing Retail—4.4%
Liberty Interactive Corp. - Class A (b)	1,304,797	26,108,988
Liberty Ventures - Series A (b)	555,967	22,166,404

		48,275,392

Internet Software & Services—1.9%
IAC/InterActiveCorp	339,423	21,203,755

Machinery—0.9%
Kennametal, Inc.	354,785	10,295,861

Marine—1.8%
Kirby Corp. (b)	318,200	19,779,312

Media—5.2%
News Corp. - Class A	1,600,844	22,379,799
Omnicom Group, Inc.	291,047	24,738,995
TEGNA, Inc.	457,833	10,008,229

		57,127,023

Metals & Mining—4.5%
Goldcorp, Inc.	1,366,761	22,578,892
Kinross Gold Corp. (b)	2,886,283	12,151,251
Nucor Corp.	290,078	14,344,357

		49,074,500

Mortgage Real Estate Investment Trusts—1.7%
American Capital Agency Corp.	920,933	17,995,031

Oil, Gas & Consumable Fuels—10.0%
Apache Corp.	573,663	36,639,856
Devon Energy Corp.	1,015,951	44,813,598
Hess Corp.	526,563	28,234,308

		109,687,762

Road & Rail—1.8%
Ryder System, Inc.	298,351	19,676,248

Semiconductors & Semiconductor Equipment—1.9%
Analog Devices, Inc.	325,126	20,954,371

Software—1.8%
Synopsys, Inc. (b)	321,146	19,060,015

Specialty Retail—1.9%
AutoNation, Inc. (b)	415,289	20,228,727

Textiles, Apparel & Luxury Goods—1.0%
Coach, Inc.	310,960	11,368,698

MSF-90

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—3.1%
Air Lease Corp.	1,190,775	$34,032,350

Total Common Stocks (Cost $796,089,167)		1,014,468,025

Short-Term Investment—7.0%

Repurchase Agreement—7.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $75,908,232 on 10/03/16, collateralized by $72,195,000 U.S. Treasury Note at 2.625% due 11/15/20 with a value of $77,429,138.	75,908,042	75,908,042

Total Short-Term Investments (Cost $75,908,042)		75,908,042

Securities Lending Reinvestments (c)—1.2%

Certificate of Deposit—0.0%
Standard Chartered Bank New York 0.910%, 12/16/16	100,000	100,007

Commercial Paper—0.0%
Kells Funding LLC 1.040%, 01/19/17	100,000	99,703

Repurchase Agreements—1.2%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $500,039 on 10/03/16, collateralized by $472,508 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $510,000.	500,000	500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $500,035 on 10/03/16, collateralized by $490,862 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $510,000.	500,000	500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $2,000,083 on 10/03/16, collateralized by $1,944,385 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $2,040,000.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $2,000,075 on 10/03/16, collateralized by $1,577,600 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $2,040,028.	2,000,000	2,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $3,000,253 on 10/03/16, collateralized by $2,864,037 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $3,061,280.	3,000,000	3,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $536,332 on 10/03/16, collateralized by $443,092 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $547,037.	536,311	536,311
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $2,000,117 on 10/03/16, collateralized by $3,199,122 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $2,040,119.	2,000,000	2,000,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $2,500,108 on 10/03/16, collateralized by $3,529,688 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $2,550,000.	2,500,000	2,500,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $500,019 on 10/03/16, collateralized by $468,090 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $510,010.	500,000	500,000

		13,536,311

Time Deposits—0.0%
ANZ London 0.420%, 10/03/16	300,000	300,000
Den Norske Bank, Oslo 0.400%, 10/03/16	100,000	100,000

MSF-91

Metropolitan Series Fund

Met/Artisan Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
Royal Bank of Canada 0.280%, 10/03/16	100,000	$100,000

		500,000

Total Securities Lending Reinvestments (Cost $14,235,999)		14,236,021

Total Investments—101.1% (Cost $886,233,208) (d)		1,104,612,088
Other assets and liabilities (net)—(1.1)%		(12,010,042)

Net Assets—100.0%		$1,092,602,046

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $14,106,751 and the collateral received consisted of cash in the amount of $14,235,958. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $886,233,208. The aggregate unrealized appreciation and depreciation of investments were $232,349,808 and $(13,970,928), respectively, resulting in net unrealized appreciation of $218,378,880.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,014,468,025	$—	$—	$1,014,468,025
Total Short-Term Investment*	—	75,908,042	—	75,908,042
Securities Lending Reinvestments
Certificate of Deposit	—	100,007	—	100,007
Commercial Paper	—	99,703	—	99,703
Repurchase Agreements	—	13,536,311	—	13,536,311
Time Deposits	—	500,000	—	500,000
Total Securities Lending Reinvestments	—	14,236,021	—	14,236,021
Total Investments	$1,014,468,025	$90,144,063	$—	$1,104,612,088

Collateral for Securities Loaned (Liability)	$—	$(14,235,958)	$—	$(14,235,958)

*	See Schedule of Investments for additional detailed categorizations.

MSF-92

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Australia—6.9%
Acrux, Ltd.	41,605	$10,499
Adelaide Brighton, Ltd.	197,116	837,926
AED Oil, Ltd. (a) (b) (c)	93,946	0
Ainsworth Game Technology, Ltd.	51,616	89,072
Alkane Resources, Ltd. (b)	120,355	44,685
ALS, Ltd.	76,663	351,546
Altium, Ltd.	31,832	225,124
Altona Mining, Ltd. (b)	67,875	6,775
Alumina, Ltd.	473,623	530,494
AMA Group, Ltd.	111,029	94,153
Ansell, Ltd.	39,937	704,851
AP Eagers, Ltd.	7,774	60,836
APN News & Media, Ltd. (b)	71,247	186,802
ARB Corp., Ltd.	30,444	425,595
Ardent Leisure Group	50,226	106,864
Arrium, Ltd. (a) (b) (c)	972,288	5
ASG Group, Ltd. (b)	91,207	110,912
AUB Group, Ltd.	25,969	219,842
Ausdrill, Ltd. (b)	110,321	122,424
Austal, Ltd.	81,889	92,388
Australian Agricultural Co., Ltd. (b)	192,359	241,670
Australian Pharmaceutical Industries, Ltd.	174,311	258,053
Auswide Bank, Ltd.	9,275	36,231
Automotive Holdings Group, Ltd.	101,744	334,073
Aveo Group	53,746	142,366
AVJennings, Ltd.	10,332	4,987
AWE, Ltd. (b)	335,940	160,053
Bank of Queensland, Ltd.	24,268	211,504
Bapcor, Ltd. (c)	5,854	27,202
Beach Energy, Ltd.	950,434	485,290
Beadell Resources, Ltd. (b) (d)	102,327	31,871
Bega Cheese, Ltd.	58,513	298,173
Bellamy’s Australia, Ltd.	9,613	96,130
Bendigo & Adelaide Bank, Ltd.	10,665	88,094
Billabong International, Ltd. (b)	56,120	54,139
Blackmores, Ltd. (d)	5,495	492,654
Blue Sky Alternative Investments, Ltd.	5,962	34,198
BlueScope Steel, Ltd.	84,045	499,369
Bradken, Ltd. (b)	48,239	89,602
Breville Group, Ltd.	42,107	282,870
Brickworks, Ltd.	5,923	63,211
BT Investment Management, Ltd.	25,960	177,838
Buru Energy, Ltd. (b)	23,457	3,605
Cabcharge Australia, Ltd.	55,813	146,328
Capral, Ltd. (b)	136,176	16,193
Cardno, Ltd. (b)	69,333	47,839
Carnarvon Petroleum, Ltd. (b)	251,902	20,787
carsales.com, Ltd.	83,570	768,932
Cash Converters International, Ltd.	152,939	37,559
Cedar Woods Properties, Ltd.	27,273	102,347
Cleanaway Waste Management, Ltd.	693,108	595,903
Coal of Africa, Ltd. (b) (c)	133,534	4,906
Collection House, Ltd.	19,217	17,419
Collins Foods, Ltd.	4,975	17,265
Cooper Energy, Ltd. (b)	154,883	43,454
Corporate Travel Management, Ltd.	20,836	282,216
Credit Corp. Group, Ltd. (d)	13,415	191,699

Australia—(Continued)
CSG, Ltd.	66,837	65,133
CSR, Ltd.	282,278	784,865
Cudeco, Ltd. (a) (b)	51,210	16,790
Data #3, Ltd.	55,471	62,639
Decmil Group, Ltd.	56,744	45,461
Downer EDI, Ltd.	238,347	993,537
DSHE Holdings, Ltd. (a) (b) (c)	85,716	0
DuluxGroup, Ltd.	165,477	837,581
DWS, Ltd.	36,847	34,817
Emeco Holdings, Ltd. (b)	314,914	14,648
Energy Resources of Australia, Ltd. (b)	51,910	13,314
Energy World Corp., Ltd. (b)	325,379	56,097
EQT Holdings, Ltd.	3,062	46,102
ERM Power, Ltd.	49,991	44,343
Euroz, Ltd.	23,559	18,209
Event Hospitality and Entertainment, Ltd.	38,556	445,516
Evolution Mining, Ltd.	179,899	335,628
Fairfax Media, Ltd.	967,464	702,306
Fantastic Holdings, Ltd.	1,151	2,133
Finbar Group, Ltd.	6,909	4,817
Fleetwood Corp., Ltd. (b)	22,683	33,817
FlexiGroup, Ltd.	49,133	87,678
Flight Centre Travel Group, Ltd.	14,871	416,508
G8 Education, Ltd.	130,532	304,820
Gateway Lifestyle	13,237	21,798
Global Construction Services, Ltd.	9,380	3,232
GrainCorp, Ltd. - Class A	83,590	502,998
Grange Resources, Ltd.	120,000	10,176
Greencross, Ltd.	21,334	105,524
GUD Holdings, Ltd.	39,734	321,422
GWA Group, Ltd.	104,458	230,257
Hansen Technologies, Ltd.	47,406	170,074
HFA Holdings, Ltd.	45,623	80,235
Hills, Ltd. (b)	80,453	29,639
Horizon Oil, Ltd. (b)	652,736	20,120
IDM International, Ltd. (a) (b) (c)	49,237	0
Iluka Resources, Ltd.	160,998	776,238
Imdex, Ltd. (b)	89,354	40,126
IMF Bentham, Ltd.	49,173	69,937
Independence Group NL	112,057	364,250
Infigen Energy, Ltd. (b)	282,132	174,295
Infomedia, Ltd.	131,353	81,203
Integrated Research, Ltd.	28,972	51,204
International Ferro Metals, Ltd. (a) (b) (c)	82,765	181
Invocare, Ltd.	38,500	411,242
IOOF Holdings, Ltd. (d)	103,265	687,216
Iress, Ltd. (c)	57,739	523,576
iSelect, Ltd.	46,213	65,835
JB Hi-Fi, Ltd.	50,758	1,130,595
Jupiter Mines, Ltd. (a) (b) (c)	63,164	1,777
K&S Corp., Ltd.	1,802	1,892
Karoon Gas Australia, Ltd. (b)	75,600	77,272
Kingsgate Consolidated, Ltd. (a) (b) (c)	121,238	38,044
Kingsrose Mining, Ltd. (b)	102,961	12,658
MACA, Ltd.	56,351	74,987
Macmahon Holdings, Ltd. (b)	380,170	35,294
Macquarie Atlas Roads Group	181,433	695,424

MSF-93

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Magellan Financial Group, Ltd.	27,343	$455,582
MaxiTRANS Industries, Ltd.	59,013	27,082
Mayne Pharma Group, Ltd. (b)	452,144	694,196
McMillan Shakespeare, Ltd. (d)	29,453	267,459
McPherson’s, Ltd.	34,460	29,476
Medusa Mining, Ltd. (b)	60,972	33,603
Melbourne IT, Ltd.	36,135	53,152
Metals X, Ltd.	75,358	86,036
Metcash, Ltd. (b)	385,184	620,320
Michael Hill International, Ltd.	82,929	102,024
Mincor Resources NL (b)	105,687	29,724
Mineral Resources, Ltd.	41,091	349,619
MMA Offshore, Ltd. (b)	100,235	27,834
Monadelphous Group, Ltd.	40,177	280,442
Morning Star Gold NL (a) (b) (c)	33,455	13
Mortgage Choice, Ltd.	48,689	75,301
Mount Gibson Iron, Ltd. (b)	439,215	98,189
Myer Holdings, Ltd. (d)	355,143	317,706
MyState, Ltd.	3,899	12,196
Navitas, Ltd.	96,272	385,407
New Hope Corp., Ltd.	6,285	8,501
nib holdings, Ltd. (d)	208,017	746,680
Nick Scali, Ltd.	16,348	73,581
Nine Entertainment Co. Holdings, Ltd.	18,490	14,998
Northern Star Resources, Ltd.	220,636	768,479
Nufarm, Ltd.	79,335	571,001
OFX Group, Ltd.	99,303	144,677
Orocobre, Ltd. (b)	49,318	141,164
Orora, Ltd.	225,473	544,688
OrotonGroup, Ltd.	8,647	16,405
OZ Minerals, Ltd.	149,299	697,350
Pacific Current Group, Ltd.	1,159	3,706
Pact Group Holdings, Ltd.	4,623	22,451
Paladin Energy, Ltd. (b)	612,137	70,391
Panoramic Resources, Ltd. (b)	146,618	28,839
Peet, Ltd.	88,199	66,130
Peninsula Energy, Ltd. (b)	11,352	4,831
Perpetual, Ltd.	19,256	690,830
Perseus Mining, Ltd. (b)	231,401	93,859
Platinum Asset Management, Ltd.	21,691	83,882
Pluton Resources, Ltd. (a) (b) (c)	48,332	0
PMP, Ltd.	158,703	77,880
Premier Investments, Ltd.	44,992	535,899
Primary Health Care, Ltd.	244,279	742,899
Prime Media Group, Ltd.	93,371	19,693
Programmed Maintenance Services, Ltd.	95,504	119,190
Qube Holdings, Ltd.	281,810	504,160
RCG Corp., Ltd.	90,942	113,820
RCR Tomlinson, Ltd.	61,564	132,430
Reckon, Ltd.	36,898	45,787
Regis Resources, Ltd.	180,703	522,294
Reject Shop, Ltd. (The)	12,421	100,813
Resolute Mining, Ltd. (d)	248,330	365,724
Resoulte Mining, Ltd. (b) (c)	29,004	43,730
Retail Food Group, Ltd.	58,516	313,108
Retail Food Group, Ltd. (b)	1,066	5,589
Ridley Corp., Ltd.	123,003	126,654

Australia—(Continued)
RungePincockMinarco, Ltd. (b)	4,190	1,611
Ruralco Holdings, Ltd.	7,095	17,233
SAI Global, Ltd.	62,244	221,812
Salmat, Ltd. (b)	45,807	17,889
Sandfire Resources NL	40,717	157,793
Saracen Mineral Holdings, Ltd. (b)	390,479	420,892
Select Harvests, Ltd.	30,640	133,716
Senex Energy, Ltd. (b)	248,220	46,144
Servcorp, Ltd.	26,561	161,990
Service Stream, Ltd.	62,705	55,378
Seven Group Holdings, Ltd.	15,634	103,058
Seven West Media, Ltd.	460,617	258,474
Sigma Pharmaceuticals, Ltd.	621,692	676,307
Silex Systems, Ltd. (b)	28,112	6,444
Silver Chef, Ltd.	8,241	72,811
Silver Lake Resources, Ltd. (b)	112,092	44,708
Sims Metal Management, Ltd.	86,197	614,659
Sirtex Medical, Ltd.	22,520	545,775
Slater & Gordon, Ltd.	116,238	33,436
SMS Management & Technology, Ltd.	35,576	47,985
Southern Cross Media Group, Ltd.	229,061	257,505
Spark Infrastructure Group	742,738	1,314,905
Specialty Fashion Group, Ltd. (b)	34,701	14,446
Spotless Group Holdings, Ltd.	23,095	18,969
St. Barbara, Ltd. (b)	192,892	460,817
Star Entertainment Group, Ltd. (The)	210,220	972,215
Steadfast Group, Ltd.	93,904	164,341
Strike Energy, Ltd. (b)	182,555	13,853
Sundance Energy Australia, Ltd. (b)	373,357	47,246
Sunland Group, Ltd.	40,150	47,085
Super Retail Group, Ltd.	69,714	544,234
Tabcorp Holdings, Ltd.	236,852	906,480
Tassal Group, Ltd.	72,156	223,321
Technology One, Ltd.	85,252	390,029
Ten Network Holdings, Ltd. (b)	109,315	115,627
TFS Corp., Ltd.	106,522	121,881
Thorn Group, Ltd.	60,945	71,215
Tiger Resources, Ltd. (b)	591,241	9,513
Toro Energy, Ltd. (b)	75,052	2,643
Tox Free Solutions, Ltd.	71,737	126,216
Treasury Wine Estates, Ltd.	76,917	650,857
Troy Resources, Ltd. (b)	106,145	32,180
UGL, Ltd. (b)	29,320	48,173
Villa World, Ltd.	14,787	26,028
Village Roadshow, Ltd.	32,709	124,363
Virgin Australia Holdings, Ltd. (b)	442,369	79,930
Virgin Australia International Holding, Ltd. (a) (b) (c)	968,773	1
Virtus Health, Ltd.	37,091	219,123
Vita Group, Ltd.	18,112	68,901
Watpac, Ltd. (b) (d)	37,999	24,852
Webjet, Ltd.	25,862	230,024
Western Areas, Ltd. (b)	118,029	261,965
Whitehaven Coal, Ltd. (b)	121,287	228,550
WorleyParsons, Ltd. (b)	33,331	213,740
WPP AUNZ, Ltd.	131,382	110,466

		47,089,586

MSF-94

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Austria—1.1%
A-TEC Industries AG (a) (b) (c) (d)	1,312	$83
Agrana Beteiligungs AG	1,574	187,151
ams AG	23,302	754,237
Andritz AG	5,479	298,232
Austria Technologie & Systemtechnik AG (d)	14,133	173,377
BUWOG AG (b)	15,282	413,495
CA Immobilien Anlagen AG (b)	16,824	320,720
Conwert Immobilien Invest SE (b)	20,619	388,085
DO & Co. AG	1,857	151,803
EVN AG	12,657	150,042
IMMOFINANZ AG (b)	125,781	295,309
Kapsch TrafficCom AG	2,222	99,219
Lenzing AG	3,209	374,796
Mayr Melnhof Karton AG	3,412	375,238
Oberbank AG	182	11,817
Oesterreichische Post AG (b)	10,867	384,443
Palfinger AG	5,947	172,425
POLYTEC Holding AG	10,783	96,783
Porr AG	1,436	51,568
Raiffeisen Bank International AG (b)	13,074	199,078
RHI AG	8,926	237,239
Rosenbauer International AG	1,615	97,554
S IMMO AG (b)	35,979	378,707
S&T AG	2,389	27,171
Schoeller-Bleckmann Oilfield Equipment AG	3,509	232,568
Semperit AG Holding	6,041	164,922
Strabag SE	6,827	227,846
Telekom Austria AG (b)	24,392	137,856
UBM Development AG	78	2,890
UNIQA Insurance Group AG	14,804	96,205
Wienerberger AG	39,101	663,913
Zumtobel Group AG	14,277	275,694

		7,440,466

Belgium—1.9%
Ablynx NV (b)	15,614	196,360
Ackermans & van Haaren NV	8,887	1,177,519
AGFA-Gevaert NV (b)	118,767	373,501
Atenor	1,089	57,019
Banque Nationale de Belgique	104	327,955
Barco NV	5,609	439,692
Bekaert S.A.	11,685	532,842
bpost S.A.	6,013	162,687
Cie d’Entreprises CFE	5,036	553,556
Cie Immobiliere de Belgique S.A. (b)	1,276	73,089
D’ieteren S.A.	8,787	409,098
Dalenys (b)	1,352	9,781
Deceuninck NV (c)	45,410	120,540
Econocom Group S.A.	27,496	412,967
Elia System Operator S.A. (d)	12,209	623,836
Euronav NV	30,049	229,482
EVS Broadcast Equipment S.A.	4,761	191,414
Exmar NV	10,339	81,327
Fagron (b)	17,646	191,724
Galapagos NV (b)	16,401	1,052,566
GIMV NV	450	23,873

Belgium—(Continued)
Ion Beam Applications	10,326	524,307
Jensen-Group NV	738	27,607
Kinepolis Group NV	8,046	374,193
Lotus Bakeries NV	118	296,270
MDxHealth (b)	5,915	27,487
Melexis NV	9,084	651,966
Nyrstar NV (b)	26,926	197,908
Ontex Group NV	2,421	76,802
Orange Belgium S.A. (b)	13,209	323,030
Picanol	1,699	140,662
RealDolmen NV	1,200	31,221
Recticel S.A.	24,409	173,293
Resilux NV	229	40,864
Roularta Media Group NV	1,629	44,779
Sioen Industries NV	4,097	120,355
Sipef S.A.	3,346	192,825
Tessenderlo Chemie NV (b)	18,196	607,899
ThromboGenics NV (b)	9,279	30,228
Umicore S.A.	26,112	1,637,656
Van de Velde NV	2,850	205,987
Viohalco S.A. (b)	45,397	62,216

		13,028,383

Cambodia—0.0%
NagaCorp, Ltd.	458,000	302,636

Canada—8.0%
5N Plus, Inc. (b)	33,732	43,966
Absolute Software Corp.	18,754	102,779
Acadian Timber Corp.	3,800	52,426
Advantage Oil & Gas, Ltd. (b)	113,630	796,826
Aecon Group, Inc.	33,422	461,608
AG Growth International, Inc.	5,820	197,054
AGF Management, Ltd. - Class B	32,280	123,761
AGT Food & Ingredients, Inc.	7,901	225,657
Aimia, Inc.	29,471	185,549
Air Canada (b)	9,200	74,332
AirBoss of America Corp.	3,761	37,984
AKITA Drilling, Ltd. - Class A	2,003	11,756
Alacer Gold Corp. (b)	102,778	256,955
Alamos Gold, Inc. - Class A	95,845	788,998
Alaris Royalty Corp.	8,954	152,743
Algoma Central Corp.	4,410	38,992
Algonquin Power & Utilities Corp.	77,093	690,455
Alterra Power Corp. (b)	15,076	75,613
Altius Minerals Corp.	9,660	82,098
Altus Group, Ltd.	14,488	323,011
Andrew Peller, Ltd. - Class A	1,139	29,474
Argonaut Gold, Inc. (b)	57,325	150,746
Asanko Gold, Inc. (b)	23,027	96,535
Athabasca Oil Corp. (b)	66,624	65,509
ATS Automation Tooling Systems, Inc. (b)	36,533	306,310
AuRico Metals, Inc. (b)	42,144	35,014
AutoCanada, Inc.	8,428	142,292
Avigilon Corp. (b) (d)	14,381	95,256
B2Gold Corp. (b)	313,368	821,667

MSF-95

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Badger Daylighting, Ltd. (d)	9,562	$206,626
Bankers Petroleum, Ltd. (b)	141,893	237,939
Baytex Energy Corp. (b)	67,105	284,900
Bellatrix Exploration, Ltd. (b) (d)	60,265	51,907
Birchcliff Energy, Ltd. (b)	58,552	409,701
Bird Construction, Inc.	18,612	161,017
Black Diamond Group, Ltd.	19,812	67,502
BlackPearl Resources, Inc. (b)	117,817	113,152
BMTC Group, Inc.	5,387	55,309
Bonavista Energy Corp.	19,815	63,737
Bonterra Energy Corp.	12,499	247,798
Boralex, Inc. - Class A	11,154	159,070
Brookfield Real Estate Services, Inc.	800	10,122
BRP, Inc. (b)	10,168	198,950
Calfrac Well Services, Ltd. (d)	26,393	59,145
Calian Group, Ltd.	2,846	50,382
Callidus Capital Corp.	1,000	12,729
Calvalley Petroleums, Inc. - Class A (b)	19,422	0
Canaccord Genuity Group, Inc.	54,653	196,208
Canacol Energy, Ltd. (b) (d)	32,061	105,571
Canadian Energy Services & Technology Corp.	70,437	278,645
Canadian Western Bank (d)	32,028	616,416
Canam Group, Inc.	22,324	171,010
Canexus Corp.	56,579	65,551
Canfor Corp. (b)	17,141	190,361
Canfor Pulp Products, Inc.	15,297	119,629
CanWel Building Materials Group, Ltd.	9,304	47,089
Canyon Services Group, Inc.	27,085	103,431
Capital Power Corp.	43,408	682,246
Capstone Mining Corp. (b)	117,839	71,856
Cascades, Inc.	46,236	452,157
Celestica, Inc. (b)	36,485	394,620
Celestica, Inc. (U.S. Listed Shares) (b)	223	2,415
Centerra Gold, Inc.	51,685	283,254
Cequence Energy, Ltd. (b)	86,636	18,820
Cervus Equipment Corp.	2,998	26,462
China Gold International Resources Corp., Ltd. (b)	62,113	151,974
Chinook Energy, Inc. (b)	27,917	10,852
Cineplex, Inc.	18,036	695,072
Clairvest Group, Inc.	200	4,439
Clarke, Inc.	1,614	11,232
Clearwater Seafoods, Inc.	7,044	76,939
Cogeco Communications, Inc.	1,120	55,285
Cogeco, Inc.	2,309	90,498
Colliers International Group, Inc.	12,580	528,054
Computer Modelling Group, Ltd.	21,620	161,662
Copper Mountain Mining Corp. (b)	57,011	20,858
Corby Spirit and Wine, Ltd.	3,957	68,436
Corridor Resources, Inc. (b)	21,385	7,172
Corus Entertainment, Inc. - B Shares	31,990	296,260
Cott Corp.	2,000	28,500
Cott Corp. (Toronto Exchange)	38,179	543,315
Crew Energy, Inc. (b)	69,029	360,943
Delphi Energy Corp. (b)	95,850	71,598
Denison Mines Corp. (b)	247,548	115,099
Descartes Systems Group, Inc. (The) (b)	28,586	615,102
DH Corp.	2,600	56,203

Canada—(Continued)
DirectCash Payments, Inc.	4,974	48,642
Dominion Diamond Corp.	23,880	232,074
Dominion Diamond Corp. (U.S. Listed Shares)	9,238	89,978
Dorel Industries, Inc. - Class B	12,134	326,669
Dundee Precious Metals, Inc. (b)	40,545	100,130
E-L Financial Corp., Ltd.	177	94,440
Eastern Platinum, Ltd. (b)	42,003	24,012
Echelon Financial Holdings, Inc.	900	8,884
EcoSynthetix, Inc. (b)	800	1,384
Enbridge Income Fund Holdings, Inc.	18,118	469,539
Endeavour Mining Corp. (b) (d)	16,215	314,919
Endeavour Silver Corp. (b)	37,334	191,230
EnerCare, Inc.	25,125	361,377
Enerflex, Ltd.	29,289	314,110
Energy Fuels, Inc. (b)	4,125	6,666
Enghouse Systems, Ltd.	7,089	284,003
Ensign Energy Services, Inc.	51,526	294,558
Epsilon Energy, Ltd. (b)	18,214	41,649
Equitable Group, Inc.	3,909	175,375
Equity Financial Holdings, Inc. (b)	1,100	8,535
Essential Energy Services Trust (b)	53,526	25,703
Evertz Technologies, Ltd.	9,149	116,947
Exchange Income Corp.	6,151	165,033
Exco Technologies, Ltd.	13,332	122,960
Exeter Resource Corp. (b)	11,335	14,688
EXFO, Inc. (b)	85	316
Extendicare, Inc. (d)	41,356	298,203
Fiera Capital Corp.	8,019	74,570
Firm Capital Mortgage Investment Corp.	5,574	58,886
First Majestic Silver Corp. (b)	33,160	341,976
First National Financial Corp.	4,107	100,081
FirstService Corp.	12,580	585,107
Fortress Paper, Ltd. - Class A (b)	7,338	34,398
Fortuna Silver Mines, Inc. (b)	60,121	435,802
Freehold Royalties, Ltd.	1,412	13,615
Gamehost, Inc.	4,952	37,821
Genesis Land Development Corp.	14,348	31,169
Genworth MI Canada, Inc.	10,076	259,283
Gibson Energy, Inc.	40,344	542,451
Glacier Media, Inc. (b)	9,600	5,269
Gluskin Sheff & Associates, Inc.	10,533	127,974
GMP Capital, Inc.	28,336	108,640
Goeasy, Ltd.	2,000	38,492
Golden Star Resources, Ltd. (b) (d)	73,133	61,318
Gran Tierra Energy, Inc. (b)	99,813	298,994
Granite Oil Corp.	10,252	46,495
Great Canadian Gaming Corp. (b)	11,594	201,842
Great Panther Silver, Ltd. (b)	67,206	90,670
Guyana Goldfields, Inc. (b)	37,547	234,392
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	12
Heroux-Devtek, Inc. (b)	14,606	146,511
High Liner Foods, Inc.	4,107	81,486
HNZ Group, Inc.	3,031	30,034
Home Capital Group, Inc.	20,814	428,353
Horizon North Logistics, Inc. (d)	30,612	40,833
HudBay Minerals, Inc.	103,103	407,870
Hudson’s Bay Co.	974	12,517

MSF-96

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
IAMGOLD Corp. (b)	152,782	$617,207
IMAX Corp. (b)	21,475	622,131
Imperial Metals Corp. (b)	15,126	70,214
Indigo Books & Music, Inc. (b)	1,986	25,689
Innergex Renewable Energy, Inc.	38,391	428,404
Interfor Corp. (b)	33,292	377,594
International Tower Hill Mines, Ltd. (b)	21,604	18,937
Intertain Group, Ltd. (The) (b)	2,200	18,110
Intertape Polymer Group, Inc.	15,813	272,881
Ithaca Energy, Inc. (b)	123,116	105,103
Jean Coutu Group PJC, Inc. (The) - Class A	1,600	24,550
Just Energy Group, Inc.	71,937	364,634
K-Bro Linen, Inc.	2,319	72,578
Kelt Exploration, Ltd. (b)	21,351	94,228
Kingsway Financial Services, Inc. (b)	8,765	50,374
Kirkland Lake Gold, Inc. (b)	42,041	318,844
Klondex Mines, Ltd. (b)	17,647	101,420
Knight Therapeutics, Inc. (b)	4,998	36,115
Labrador Iron Ore Royalty Corp.	10,800	114,425
Laurentian Bank of Canada	13,206	493,432
Leon’s Furniture, Ltd.	9,639	119,023
Lightstream Resources, Ltd. (b) (c)	108,373	6,608
Liquor Stores N.A., Ltd.	12,660	101,901
Lucara Diamond Corp.	110,136	328,238
Lundin Mining Corp. (b)	7,972	31,537
MacDonald Dettwiler & Associates, Ltd.	4,268	260,254
Magellan Aerospace Corp.	5,794	70,926
Mainstreet Equity Corp. (b)	2,561	60,787
Major Drilling Group International, Inc.	36,670	177,487
Mandalay Resources Corp.	87,627	66,791
Manitoba Telecom Services, Inc.	9,487	272,617
Maple Leaf Foods, Inc.	34,605	794,204
Martinrea International, Inc.	32,289	200,583
Maxim Power Corp. (b)	2,800	6,936
McCoy Global, Inc. (b)	4,388	5,385
Mediagrif Interactive Technologies, Inc.	4,176	60,287
Medical Facilities Corp.	12,861	214,881
Melcor Developments, Ltd.	3,120	32,390
Methanex Corp.	3,500	124,692
Mitel Networks Corp. (b)	23,670	173,923
Morguard Corp.	200	26,068
Morneau Shepell, Inc.	13,185	190,848
MTY Food Group, Inc.	5,004	173,316
Mullen Group, Ltd.	37,792	474,146
Nautilus Minerals, Inc. (b)	134,471	16,400
Nevsun Resources, Ltd.	81,011	245,142
New Flyer Industries, Inc.	17,136	515,014
New Gold, Inc. (b)	93,713	406,438
Newalta Corp.	23,919	44,485
Norbord, Inc.	7,018	180,271
North American Energy Partners, Inc.	14,743	37,084
North West Co., Inc. (The)	17,071	336,228
Northern Blizzard Resources, Inc.	4,700	13,112
Northern Dynasty Minerals, Ltd. (b)	27,464	19,259
Northland Power, Inc.	33,879	631,124
NuVista Energy, Ltd. (b)	59,117	304,608
OceanaGold Corp.	150,911	453,210

Canada—(Continued)
Osisko Gold Royalties, Ltd.	18,606	203,653
Painted Pony Petroleum, Ltd. (b)	38,738	238,283
Pan American Silver Corp.	55,071	969,656
Paramount Resources, Ltd. - Class A (b)	5,000	56,176
Parex Resources, Inc. (b)	55,359	702,563
Parkland Fuel Corp.	26,463	623,881
Pason Systems, Inc.	22,516	288,154
Pengrowth Energy Corp.	183,295	289,204
Penn West Petroleum, Ltd. (b) (d)	86,288	154,561
Petrus Resources, Ltd. (b)	1,290	1,878
PHX Energy Services Corp.	12,350	35,301
Pizza Pizza Royalty Corp.	6,998	81,771
Platinum Group Metals, Ltd. (b)	3,208	8,852
Points International, Ltd. (b)	5,320	47,687
Polymet Mining Corp. (b)	38,355	30,697
Precision Drilling Corp.	82,898	346,264
Premium Brands Holdings Corp.	7,879	371,144
Pretium Resources, Inc. (b)	3,500	35,935
Primero Mining Corp. (b) (d)	70,253	117,271
Pulse Seismic, Inc. (b)	15,720	28,757
QLT, Inc. (b)	25,500	52,479
Questerre Energy Corp. - Class A (b)	83,569	16,562
Raging River Exploration, Inc. (b)	24,163	198,174
RB Energy, Inc. (b) (c)	76,741	46
Reitmans Canada, Ltd. - Class A	20,566	102,991
Richelieu Hardware, Ltd.	18,390	360,805
Richmont Mines, Inc. (b)	20,415	205,714
RMP Energy, Inc. (b)	72,808	57,716
Rocky Mountain Dealerships, Inc.	3,738	26,611
Rogers Sugar, Inc.	35,106	178,748
Russel Metals, Inc.	25,722	410,744
Sabina Gold & Silver Corp. (b)	57,206	61,045
Sandstorm Gold, Ltd. (b)	48,383	244,506
Sandvine Corp.	44,900	99,934
Savanna Energy Services Corp. (b)	34,913	34,329
Sears Canada, Inc. (b)	5,768	14,113
Secure Energy Services, Inc.	55,376	391,277
SEMAFO, Inc. (b)	123,983	515,986
ShawCor, Ltd.	22,391	552,458
Sherritt International Corp. (b) (d)	132,332	84,728
Sienna Senior Living, Inc.	13,276	171,623
Sierra Wireless, Inc. (b)	18,510	266,938
Silver Standard Resources, Inc. (b)	37,551	452,518
Solium Capital, Inc. (b)	11,317	63,316
Spartan Energy Corp. (b)	21,800	56,164
Sprott Resource Corp. (b)	40,405	14,629
Sprott, Inc.	56,027	103,346
Stantec, Inc.	15,382	361,467
Stella-Jones, Inc.	10,990	381,230
Stornoway Diamond Corp. (b)	33,687	30,299
Strad Energy Services, Ltd. (b)	10,641	13,140
Street Capital Group, Inc. (b)	5,900	8,095
Stuart Olson, Inc.	11,157	51,195
Student Transportation, Inc. (d)	27,425	164,096
SunOpta, Inc. (b)	26,392	186,079
Superior Plus Corp.	39,949	359,311
Surge Energy, Inc.	74,075	153,011

MSF-97

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Taseko Mines, Ltd. (b)	108,786	$52,239
Tembec, Inc. (b)	32,111	22,273
Teranga Gold Corp. (b)	122,593	109,329
Teranga Gold Corp. (b)	26,882	25,544
Thompson Creek Metals Co., Inc. (b)	107,292	56,429
Timmins Gold Corp. (b)	59,665	27,742
TMX Group, Ltd.	2,627	120,642
TORC Oil & Gas, Ltd.	40,624	249,884
Torex Gold Resources, Inc. (b)	2,990	64,679
Toromont Industries, Ltd.	22,483	670,746
Torstar Corp. - Class B	21,453	27,144
Total Energy Services, Inc.	13,248	135,918
TransAlta Corp.	47,849	212,630
TransAlta Renewables, Inc.	10,414	116,924
Transcontinental, Inc. - Class A (d)	26,130	350,936
TransForce, Inc.	25,364	525,279
TransGlobe Energy Corp.	36,372	72,081
Trican Well Service, Ltd. (b)	55,663	114,130
Trilogy Energy Corp. (b)	11,476	63,068
Trinidad Drilling, Ltd. (d)	68,873	131,767
Uni-Select, Inc.	10,171	247,928
Valener, Inc.	16,303	271,271
Vecima Networks, Inc.	2,500	17,055
Veresen, Inc.	56,438	576,447
Wajax Corp.	7,885	86,967
Wesdome Gold Mines, Ltd. (b)	38,107	77,553
Western Energy Services Corp.	17,973	30,413
Western Forest Products, Inc.	145,247	239,135
WestJet Airlines, Ltd.	861	15,042
Westshore Terminals Investment Corp.	23,388	425,172
Whistler Blackcomb Holdings, Inc.	12,342	351,836
Whitecap Resources, Inc.	27,350	228,481
Wi-Lan, Inc.	58,061	89,839
Winpak, Ltd.	9,102	304,082
Xtreme Drilling Corp. (b)	11,600	20,955
Yellow Pages, Ltd. (b)	6,975	108,989
ZCL Composites, Inc.	9,681	82,056
Zenith Capital Corp. (a) (c)	12,830	792

		54,463,052

China—0.0%
Bund Center Investment, Ltd.	138,000	67,017
China Chuanglian Education Group, Ltd. (b)	336,000	7,334
China Everbright Water, Ltd.	41,800	18,443

		92,794

Denmark—2.2%
ALK-Abello A/S	1,476	208,877
Alm Brand A/S	41,706	319,028
Ambu A/S - Class B (d)	9,548	514,544
Bakkafrost P/F	8,908	372,701
Bang & Olufsen A/S (b)	9,221	95,293
Bavarian Nordic A/S (b) (d)	10,666	403,760
Brodrene Hartmann A/S	663	31,009
D/S Norden A/S (b) (d)	5,328	76,289
DFDS A/S	11,185	567,655

Denmark—(Continued)
FLSmidth & Co. A/S (d)	19,649	739,085
Genmab A/S (b)	10,677	1,829,671
GN Store Nord A/S	52,383	1,129,871
Gronlandsbanken A/S	17	1,542
H+H International A/S - Class B (b)	1,737	19,345
Harboes Bryggeri A/S - Class B	1,454	30,299
IC Group A/S	3,209	80,057
Jeudan A/S (b)	201	21,435
Jyske Bank A/S	14,672	686,383
Matas A/S	972	18,222
NKT Holding A/S	6,820	441,062
Nordjyske Bank A/S	185	2,735
Parken Sport & Entertainment A/S (b)	2,351	26,797
PER Aarsleff Holding A/S	9,620	231,648
Ringkjoebing Landbobank A/S	2,122	458,478
Rockwool International A/S - B Shares	3,675	662,674
Royal Unibrew A/S	17,227	851,785
RTX A/S	2,568	43,889
Santa Fe Group A/S (b)	7,121	71,446
Schouw & Co. AB	7,130	466,209
SimCorp A/S	16,061	935,473
Solar A/S - B Shares	3,176	181,304
Spar Nord Bank A/S	32,428	313,925
Sydbank A/S	26,018	793,095
TDC A/S (b)	112,050	660,662
TK Development A/S (b)	44,643	52,476
Topdanmark A/S (b)	29,081	815,943
Tryg A/S	18,564	373,583
United International Enterprises	1,090	201,784
Vestjysk Bank A/S (b)	3,300	4,556
William Demant Holding A/S (b)	13,600	277,616
Zealand Pharma A/S (b)	2,949	43,986

		15,056,192

Finland—2.9%
Ahlstrom Oyj	11,406	158,284
Aktia Bank Oyj	3,139	31,876
Alma Media Oyj (b)	22,695	122,881
Amer Sports Oyj	47,651	1,456,970
Apetit Oyj	1,205	18,409
Aspo Oyj	8,414	66,256
Atria Oyj	2,604	26,940
BasWare Oyj (b)	3,525	155,965
Bittium Oyj	2,063	15,735
Cargotec Oyj - B Shares	12,591	577,742
Caverion Corp.	40,680	313,020
Citycon Oyj	146,997	374,167
Comptel Oyj	30,187	83,078
Cramo Oyj	9,503	245,517
Elisa Oyj	35,040	1,292,204
F-Secure Oyj	35,820	135,598
Finnair Oyj (b)	31,977	157,686
Fiskars Oyj Abp	17,515	344,902
HKScan Oyj - A Shares	6,704	24,776
Huhtamaki Oyj	39,536	1,841,257
Ilkka-Yhtyma Oyj	2,976	9,193

MSF-98

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Kemira Oyj	41,153	$557,030
Kesko Oyj - A Shares	494	21,398
Kesko Oyj - B Shares	24,862	1,145,036
Konecranes Oyj	16,662	590,302
Lassila & Tikanoja Oyj	14,630	283,490
Lemminkainen Oyj	5,098	82,486
Metsa Board Oyj	110,343	653,174
Metso Oyj	23,954	698,765
Munksjo Oyj (b)	6,311	84,504
Nokian Renkaat Oyj	40,917	1,491,451
Olvi Oyj - A Shares	6,303	187,276
Oriola-KD Oyj - B Shares	64,829	294,938
Orion Oyj - Class A	12,864	502,725
Orion Oyj - Class B	32,754	1,291,064
Outokumpu Oyj (b)	102,277	702,497
Outotec Oyj (b) (d)	52,402	251,688
PKC Group Oyj	7,624	147,299
Ponsse Oyj	3,208	90,090
Poyry Oyj (b)	14,295	48,912
Raisio Oyj - V Shares	58,833	259,063
Ramirent Oyj	37,284	300,703
Rapala VMC Oyj	8,902	43,600
Sanoma Oyj	31,912	303,973
Sponda Oyj	6,864	35,313
Stockmann Oyj Abp - B Shares (b)	11,956	90,882
Talvivaara Mining Co. plc (a) (b) (c)	286,881	1,837
Technopolis Oyj	66,184	242,364
Teleste Oyj	772	8,178
Tieto Oyj	21,736	686,086
Tikkurila Oyj	14,683	315,855
Uponor Oyj	19,661	363,961
Vaisala Oyj - A Shares	4,116	145,644
Valmet Oyj	12,429	186,941
YIT Oyj	33,084	266,452

		19,827,433

France—4.9%
ABC Arbitrage	4,875	35,026
Actia Group	5,737	47,950
Air France-KLM (b) (d)	50,893	273,447
Akka Technologies S.A.	3,864	143,675
Albioma S.A.	13,155	227,428
Altamir Amboise	9,152	114,015
Alten S.A.	9,511	664,983
Altran Technologies S.A. (b)	70,704	1,045,237
APRIL S.A.	9,077	119,961
Arkema S.A.	13,227	1,223,499
Assystem	5,619	165,440
Aubay	1,785	50,250
Axway Software S.A.	2,132	67,522
Bastide le Confort Medical	590	14,912
Beneteau S.A.	15,076	153,606
BioMerieux	4,066	605,575
Boiron S.A.	2,738	278,266
Bonduelle SCA	6,712	171,156
Burelle S.A.	184	171,353

France—(Continued)
Catering International Services	541	8,174
Cegedim S.A. (b)	2,929	80,630
Cegid Group S.A.	3,132	0
CGG S.A. (b)	993	25,692
Chargeurs S.A.	7,816	123,712
Cie des Alpes	3,241	61,901
Coface S.A. (b)	2,022	14,649
Derichebourg S.A.	31,305	99,662
Devoteam S.A.	4,902	272,194
Edenred	22,732	531,531
Electricite de Strasbourg S.A.	88	9,885
Elior Group	561	12,840
Elis S.A.	591	9,756
Eramet (b) (d)	1,499	59,610
Esso S.A. Francaise (b)	1,341	52,664
Etablissements Maurel et Prom (b)	26,859	124,975
Euler Hermes Group	2,457	208,882
Eurofins Scientific SE	3,046	1,383,573
Eutelsat Communications S.A.	3,630	75,153
Exel Industries - A Shares	618	47,763
Faiveley Transport S.A.	3,418	379,179
Faurecia	28,517	1,115,887
Fimalac	59	6,776
Fleury Michon S.A.	461	29,575
Gaztransport Et Technigaz S.A.	3,026	87,412
GEA	165	15,875
GL Events	3,794	74,461
Groupe Crit	1,538	93,470
Groupe Flo (b)	5,857	5,066
Groupe Fnac S.A. (b)	2,761	202,582
Groupe Fnac S.A. (b)	5,410	413,045
Groupe Gorge (b)	1,266	28,230
Groupe Open	722	18,249
Guerbet	2,188	147,719
Haulotte Group S.A.	7,230	109,320
Havas S.A.	6,455	54,558
HERIGE SADCS (b)	235	6,336
HiPay Group S.A. (b)	1,527	18,700
Imerys S.A.	3,235	233,632
Interparfums S.A.	4,802	132,053
Ipsen S.A.	13,044	915,683
IPSOS	12,134	396,245
Jacquet Metal Service	7,386	132,753
Korian S.A.	24,319	782,818
Lagardere SCA	36,064	918,215
Lanson-BCC	15	543
Laurent-Perrier	1,367	111,087
Le Noble Age	1,488	54,995
Lectra	8,395	148,625
Linedata Services	618	31,011
LISI	9,203	254,630
Maisons France Confort S.A.	1,526	80,850
Manitou BF S.A.	4,534	78,811
Manutan International	589	35,663
Mersen	8,985	182,186
METabolic EXplorer S.A. (b) (d)	6,035	15,548
Metropole Television S.A.	15,772	284,543

MSF-99

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
MGI Coutier	3,301	$87,348
Mr. Bricolage	601	9,101
Naturex (b)	2,045	183,321
Neopost S.A.	12,528	338,182
Nexans S.A. (b)	10,974	629,398
Nexity S.A. (b)	12,502	659,933
NRJ Group (b)	12,040	123,079
Oeneo S.A.	1,467	13,826
Onxeo S.A. (b)	3,499	9,866
Onxeo S.A. (b)	4,566	13,088
Orpea	11,965	1,060,216
Parrot S.A. (b) (d)	2,647	28,456
Pierre & Vacances S.A. (b)	3,103	134,446
Plastic Omnium S.A.	34,713	1,151,127
Rallye S.A. (d)	8,372	137,308
Rexel S.A.	44,405	679,647
Robertet S.A.	14	5,083
Rubis SCA	16,886	1,547,860
Samse S.A.	107	17,229
Sartorius Stedim Biotech	7,690	577,315
Savencia S.A.	3,042	189,323
SEB S.A.	6,523	920,348
Seche Environnement S.A.	1,555	52,928
Sequana S.A. (b)	10,224	19,180
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (b)	16	545
Societe Marseillaise du Tunnel Prado-Carenage S.A.	293	10,882
Societe Television Francaise 1	48,852	473,596
Soitec (b)	118,705	109,345
Solocal Group (b) (d)	16,327	69,934
Somfy S.A.	202	91,212
Sopra Steria Group	5,640	661,763
SPIE S.A.	1,424	28,338
Ste Industrielle d’Aviation Latecoere S.A. (b)	26,469	106,448
STEF S.A.	1,145	96,272
Store Electronic (b)	715	18,176
Sword Group	3,419	104,583
Synergie S.A.	4,419	147,483
Technicolor S.A.	88,305	602,723
Teleperformance SE	23,996	2,558,923
Tessi S.A.	895	140,756
TFF Group	308	33,720
Thermador Groupe	1,043	93,756
Total Gabon	324	45,857
Touax S.A. (b)	1,706	19,452
Trigano S.A.	3,496	245,413
UBISOFT Entertainment S.A. (b)	41,482	1,565,719
Union Financiere de France BQE S.A.	1,659	43,065
Vallourec S.A. (b)	52,316	234,489
Valneva SE (b) (d)	15,386	45,111
Vetoquinol S.A.	1,341	66,282
Vicat S.A.	5,373	346,935
VIEL & Cie S.A.	4,205	17,007
Vilmorin & Cie S.A.	2,684	176,472
Virbac S.A. (b)	1,270	211,832

France—(Continued)
Vranken-Pommery Monopole S.A.	958	24,122

		33,350,697

Germany—6.2%
Aareal Bank AG	32,420	1,070,649
Adler Modemaerkte AG	2,828	18,989
ADLER Real Estate AG (b) (d)	535	8,525
ADVA Optical Networking SE (b)	13,833	139,263
Air Berlin plc (b)	15,003	11,443
AIXTRON SE (b) (d)	30,799	187,048
Allgeier SE	2,942	59,568
Amadeus Fire AG	2,298	164,612
Aurubis AG	14,317	802,005
Axel Springer SE	10,274	526,103
Basler AG	236	15,571
Bauer AG	4,696	67,028
BayWa AG	5,731	186,379
BayWa AG	305	10,504
Bechtle AG	9,570	1,107,401
Bertrandt AG	1,677	182,759
Bijou Brigitte AG	1,603	96,165
Bilfinger SE (b)	3,381	111,560
Biotest AG	4,221	79,463
Borussia Dortmund GmbH & Co. KGaA (Xetra Exchange)	30,779	167,613
CANCOM SE	7,824	408,489
Carl Zeiss Meditec AG	9,550	365,038
CENIT AG	5,012	115,947
CENTROTEC Sustainable AG	3,158	54,663
Cewe Stiftung & Co. KGaA	3,145	282,633
Clere AG	1,425	44,408
Comdirect Bank AG	13,399	136,989
CompuGroup Medical SE	8,932	411,751
Constantin Medien AG (b)	15,941	37,788
CropEnergies AG	9,235	52,190
CTS Eventim AG & Co. KGaA	18,228	648,942
Data Modul AG	138	7,654
DEAG Deutsche Entertainment AG (b)	2,049	5,985
Delticom AG	1,562	29,200
Deutsche Beteiligungs AG	2,815	93,518
Deutsche Euroshop AG	6,047	280,902
Deutz AG	35,346	178,346
Dialog Semiconductor plc (b)	22,851	881,107
DIC Asset AG	7,859	79,339
DMG Mori AG	18,221	887,238
Dr. Hoenle AG	2,084	59,702
Draegerwerk AG & Co. KGaA	1,062	67,756
Drillisch AG (d)	17,268	838,433
Duerr AG	8,529	716,034
Eckert & Ziegler AG	1,629	38,984
Elmos Semiconductor AG	7,336	109,831
ElringKlinger AG	11,206	198,763
Euromicron AG (b)	2,048	16,336
Evotec AG (b)	24,706	139,431
Fielmann AG	3,266	266,199
Francotyp-Postalia Holding AG	3,300	15,786

MSF-100

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Fraport AG Frankfurt Airport Services Worldwide	3,441	$188,015
Freenet AG	53,475	1,563,530
FUCHS Petrolub SE	5,054	206,294
Gerresheimer AG	9,821	834,531
Gerry Weber International AG	9,842	125,649
Gesco AG	1,521	118,954
GFK SE	7,937	276,527
GFT Technologies SE	7,618	156,799
Grammer AG	7,596	460,190
GRENKE AG	1,704	327,838
H&R AG GmbH & Co. KGaA (b)	4,113	87,780
Hamburger Hafen und Logistik AG	8,624	131,129
Heidelberger Druckmaschinen AG (b)	113,996	275,699
Hella KGaA Hueck & Co.	940	37,237
HOCHTIEF AG	1,101	155,240
HolidayCheck Group AG (b)	1,815	4,894
Hornbach Baumarkt AG	1,543	47,867
Indus Holding AG	13,812	786,600
Init Innovation In Traffic Systems AG	1,794	31,505
Isra Vision AG	2,083	231,724
Jenoptik AG	19,047	348,189
K&S AG (d)	15,831	300,787
KION Group AG	13,233	856,694
Kloeckner & Co. SE (b)	38,909	473,695
Koenig & Bauer AG (b)	4,373	205,364
Kontron AG (b)	21,842	67,355
Krones AG	5,091	495,323
KSB AG	103	43,620
KUKA AG (b)	8,843	1,069,227
KWS Saat SE	949	319,704
LANXESS AG	31,725	1,970,248
LEG Immobilien AG (b)	15,885	1,520,498
Leifheit AG	945	61,576
Leoni AG	12,471	454,124
LPKF Laser & Electronics AG (b)	5,852	66,269
Manz AG (b)	1,272	51,406
Medigene AG (b)	3,423	31,476
MLP AG	20,985	88,575
MTU Aero Engines AG	14,899	1,507,257
MVV Energie AG	1,668	37,316
Nemetschek SE	12,828	786,051
Nexus AG	2,764	57,223
Nordex SE (b)	23,261	706,585
Norma Group SE	10,781	554,659
OHB SE	2,315	47,707
OSRAM Licht AG	21,899	1,285,586
Paion AG (b)	8,842	26,095
Patrizia Immobilien AG (b)	17,552	384,220
Pfeiffer Vacuum Technology AG	3,738	355,214
PNE Wind AG	24,548	59,838
Progress-Werk Oberkirch AG	822	34,525
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	2,118	31,525
Puma SE	549	146,853
PVA TePla AG (b)	3,358	9,506
QSC AG	26,632	59,606
R Stahl AG	1,594	53,518

Germany—(Continued)
Rational AG	850	425,862
Rheinmetall AG	12,940	900,635
Rhoen Klinikum AG	26,418	803,130
RIB Software AG	3,972	48,903
SAF-Holland S.A.	29,975	387,239
Salzgitter AG	12,083	395,681
Schaltbau Holding AG	2,118	74,401
SGL Carbon SE (b)	285	3,343
SHW AG	2,013	74,160
Sixt SE	9,652	543,700
SMA Solar Technology AG (d)	3,992	127,157
SMT Scharf AG (b)	831	10,339
Softing AG	1,971	27,342
Software AG	20,357	862,599
Solarworld AG (b)	348	1,223
Stada Arzneimittel AG	19,797	1,100,111
STRATEC Biomedical AG	834	48,065
Stroeer SE & Co. KGaA	8,451	367,187
Suedzucker AG	26,310	731,009
Surteco SE	1,501	38,448
Suss Microtec AG (b)	6,216	45,841
TAG Immobilien AG	39,448	573,705
Takkt AG	11,656	261,384
Technotrans AG	3,008	76,437
TLG Immobilien AG	2,015	45,491
Tom Tailor Holding AG (b)	6,389	26,553
VERBIO Vereinigte BioEnergie AG	2,621	16,616
Vossloh AG (b)	4,905	291,679
VTG AG	5,545	157,295
Wacker Chemie AG	2,424	204,228
Wacker Neuson SE	10,071	146,742
Washtec AG	3,397	161,055
XING AG	1,097	230,531

		42,305,537

Hong Kong—3.1%
Agritrade Resources, Ltd.	135,000	26,299
Alco Holdings, Ltd.	136,000	54,122
Allan International Holdings	70,000	16,703
Allied Group, Ltd.	22,000	114,022
Allied Properties HK, Ltd.	1,406,024	289,124
Anxian Yuan China Holdings, Ltd. (b)	420,000	5,687
Apac Resources, Ltd. (b)	472,173	7,242
Applied Development Holdings, Ltd. (b)	250,000	26,790
APT Satellite Holdings, Ltd.	164,250	114,287
Arts Optical International Holdings, Ltd.	16,000	6,044
Asia Financial Holdings, Ltd.	278,000	159,448
Asia Satellite Telecommunications Holdings, Ltd. (b)	58,500	78,778
Asia Standard International Group, Ltd.	370,000	80,632
ASM Pacific Technology, Ltd.	26,600	219,803
Associated International Hotels, Ltd.	14,000	39,438
Auto Italia Holdings (b)	175,000	3,045
Bel Global Resources Holdings, Ltd. (a) (b) (c)	520,000	0
BEP International Holdings, Ltd.	370,000	23,973
Bonjour Holdings, Ltd.	615,000	27,895

MSF-101

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Bossini International Holdings, Ltd.	302,000	$18,792
Bright Smart Securities & Commodities Group, Ltd.	96,000	41,819
Brightoil Petroleum Holdings, Ltd.	217,000	65,541
Brockman Mining, Ltd. (b)	2,516,770	40,046
Burwill Holdings, Ltd. (b)	1,566,000	42,456
Cafe de Coral Holdings, Ltd.	134,000	446,130
Cash Financial Services Group, Ltd. (b)	288,000	18,238
Century City International Holdings, Ltd.	616,000	41,496
Champion Technology Holdings, Ltd. (b)	1,233,093	21,435
Chen Hsong Holdings	150,000	31,909
Cheuk Nang Holdings, Ltd.	91,630	70,690
Chevalier International Holdings, Ltd.	75,139	120,407
China Billion Resources, Ltd. (b)	238,000	1,296
China Energy Development Holdings, Ltd. (b)	3,670,000	46,096
China Flavors & Fragrances Co., Ltd.	71,446	26,376
China Metal International Holdings, Inc.	198,000	70,764
China Smarter Energy Group Holdings, Ltd. (b)	168,000	15,631
China Solar Energy Holdings, Ltd. (a) (b) (c)	162,000	705
China Star Entertainment, Ltd. (b)	126,000	9,357
China Strategic Holdings, Ltd. (b)	2,032,500	48,015
China Ting Group Holdings, Ltd.	318,550	17,068
Chinney Investment, Ltd.	8,000	1,818
Chong Hing Bank, Ltd.	7,000	14,146
Chow Sang Sang Holdings International, Ltd.	119,000	210,523
Chu Kong Shipping Enterprises Group Co., Ltd.	102,000	28,958
Chuang’s China Investments, Ltd.	511,500	33,691
Chuang’s Consortium International, Ltd.	446,357	100,416
CITIC Telecom International Holdings, Ltd.	467,000	174,746
CK Life Sciences International Holdings, Inc.	1,594,000	146,865
CNQC International Holdings, Ltd.	12,500	4,952
CNT Group, Ltd.	246,000	24,191
Common Splendor International Health Industry Group, Ltd. (b)	342,000	31,070
Continental Holdings, Ltd. (b)	220,000	4,076
Convoy Global Holdings, Ltd. (b)	1,314,000	41,146
CP Lotus Corp. (b)	1,750,000	29,782
Crocodile Garments (b)	216,000	25,797
Cross-Harbour Holdings, Ltd. (The)	119,000	159,723
CSI Properties, Ltd.	3,194,023	115,866
Dah Sing Banking Group, Ltd.	172,671	310,872
Dah Sing Financial Holdings, Ltd.	66,260	436,442
Dan Form Holdings Co., Ltd.	287,000	99,749
Dickson Concepts International, Ltd.	131,000	45,283
Eagle Nice International Holdings, Ltd.	120,000	35,800
EcoGreen International Group, Ltd.	118,800	24,188
Emperor Capital Group, Ltd.	540,000	56,041
Emperor Entertainment Hotel, Ltd.	235,000	60,441
Emperor International Holdings, Ltd.	565,250	129,443
Emperor Watch & Jewellery, Ltd. (b)	1,520,000	45,217
ENM Holdings, Ltd. (b)	556,000	32,834
EPI Holdings, Ltd. (b)	586,800	17,116
Esprit Holdings, Ltd. (b)	833,950	678,368
eSun Holdings, Ltd. (b)	400,000	41,446
Fairwood Holdings, Ltd.	34,500	160,361
Far East Consortium International, Ltd.	654,356	262,202
Far East Holdings International, Ltd. (b)	150,000	27,152

Hong Kong—(Continued)
First Pacific Co., Ltd.	18,000	12,887
Fountain SET Holdings, Ltd.	422,000	57,234
Future Bright Holdings, Ltd.	156,000	19,746
G-Resources Group, Ltd.	11,842,800	216,070
GCL New Energy Holdings, Ltd. (b)	1,146,000	66,240
Get Nice Financial Group, Ltd.	64,350	9,097
Get Nice Holdings, Ltd.	2,574,000	88,266
Giordano International, Ltd.	536,000	277,197
Global Brands Group Holding, Ltd. (b)	876,000	89,805
Glorious Sun Enterprises, Ltd.	393,000	58,487
Gold Peak Industries Holdings, Ltd.	277,714	27,635
Golden Resources Development International, Ltd.	370,000	21,309
Good Resources Holdings, Ltd. (b)	420,000	23,432
Great Eagle Holdings, Ltd.	32,000	143,717
Guangnan Holdings, Ltd.	264,000	31,404
Guotai Junan International Holdings, Ltd.	503,600	192,603
Haitong International Securities Group, Ltd.	421,969	282,630
Hanison Construction Holdings, Ltd.	148,009	27,179
Hao Tian Development Group, Ltd. (b)	858,000	44,057
Harbour Centre Development, Ltd.	88,000	157,636
HKBN, Ltd.	66,500	75,201
HKR International, Ltd. (b)	405,600	194,817
Hon Kwok Land Investment Co., Ltd.	140,000	55,854
Hong Kong Aircraft Engineering Co., Ltd.	8,800	63,579
Hong Kong Ferry Holdings Co., Ltd.	22,000	25,539
Hong Kong Television Network, Ltd. (b)	165,000	29,640
Hongkong & Shanghai Hotels (The)	21,000	20,893
Hongkong Chinese, Ltd.	866,000	158,053
Hopewell Holdings, Ltd.	62,000	226,945
Hsin Chong Construction Group, Ltd. (b)	918,000	50,184
Hua Hong Semiconductor, Ltd.	39,000	45,413
Hung Hing Printing Group, Ltd.	252,000	31,515
Hutchison Telecommunications Hong Kong Holdings, Ltd.	526,000	179,201
I-CABLE Communications, Ltd. (b)	177,000	21,398
Imagi International Holdings, Ltd. (b)	720,900	18,334
International Standard Resources Holdings, Ltd. (b)	1,782,000	37,352
iOne Holdings, Ltd. (b)	960,000	25,770
IPE Group, Ltd.	285,000	60,569
IRC, Ltd. (b)	760,000	17,717
IT, Ltd.	278,000	91,012
ITC Properties Group, Ltd.	99,556	35,766
Jinhui Holdings Co., Ltd. (b)	70,000	8,213
Johnson Electric Holdings, Ltd.	106,875	274,440
K Wah International Holdings, Ltd.	641,165	353,352
Kader Holdings Co., Ltd.	264,000	24,371
Kam Hing International Holdings, Ltd.	196,000	13,702
Kantone Holdings, Ltd. (b)	93,000	8,513
Keck Seng Investments	72,000	51,714
Kerry Logistics Network, Ltd.	97,000	133,699
Kingmaker Footwear Holdings, Ltd.	102,000	22,442
Kowloon Development Co., Ltd.	159,000	159,752
L’sea Resources International Holdings, Ltd. (b)	360,000	7,314
Lai Sun Development Co., Ltd.	6,835,666	137,780
Lai Sun Garment International, Ltd.	498,800	102,199

MSF-102

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Lam Soon Hong Kong, Ltd.	15,000	$16,438
Landing International Development, Ltd. (b)	1,120,000	29,096
Landsea Green Properties Co., Ltd.	120,000	9,780
Lifestyle China Group, Ltd. (b)	161,500	49,830
Lifestyle International Holdings, Ltd.	161,500	221,787
Lippo China Resources, Ltd.	2,106,000	58,663
Lippo, Ltd.	122,000	72,367
Lisi Group Holdings, Ltd.	562,000	53,779
Liu Chong Hing Investment, Ltd.	86,000	124,646
Luen Thai Holdings, Ltd.	116,000	23,983
Luk Fook Holdings International, Ltd.	135,000	330,091
Luks Group Vietnam Holdings Co., Ltd.	68,000	23,791
Lung Kee Bermuda Holdings	116,000	37,744
Magnificent Hotel Investment, Ltd.	1,310,000	30,469
Man Sang International, Ltd. (b)	150,000	13,942
Man Wah Holdings, Ltd.	583,200	375,692
Mason Financial Holdings, Ltd. (b)	2,250,000	78,826
Matrix Holdings, Ltd.	36,000	13,274
Melco International Development, Ltd.	114,000	151,063
Midland Holdings, Ltd. (b)	302,000	111,220
Ming Fai International Holdings, Ltd.	145,000	19,751
Miramar Hotel & Investment	12,000	24,473
National Electronic Holdings, Ltd.	182,600	22,464
Neo-Neon Holdings, Ltd. (b)	322,500	50,375
NetMind Financial Holdings, Ltd. (b)	8,984,000	94,389
New Century Group Hong Kong, Ltd. (b)	912,000	17,274
New Times Energy Corp., Ltd. (b)	306,300	7,621
Newocean Energy Holdings, Ltd.	488,000	130,352
Next Digital, Ltd. (b)	414,000	23,307
Nine Express, Ltd. (b)	216,000	10,443
Noble Group, Ltd. (b)	2,264,400	256,178
O Luxe Holdings, Ltd. (b)	648,000	57,721
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (b)	375,882	18,327
Orient Overseas International, Ltd.	45,000	159,619
Oriental Watch Holdings	271,600	42,405
Pacific Andes International Holdings, Ltd. (a) (b) (c)	1,819,984	12,858
Pacific Basin Shipping, Ltd. (b)	976,000	127,699
Pacific Textiles Holdings, Ltd.	187,000	242,712
Paliburg Holdings, Ltd.	328,000	102,593
Paradise Entertainment, Ltd. (b)	168,000	36,111
Pearl Oriental Oil, Ltd. (b)	404,000	13,067
Perfect Shape Beauty Technology, Ltd.	108,000	10,623
Pico Far East Holdings, Ltd.	468,000	140,947
Playmates Holdings, Ltd.	56,000	65,770
Playmates Toys, Ltd.	236,000	36,320
Polytec Asset Holdings, Ltd.	565,000	39,563
Public Financial Holdings, Ltd.	166,000	75,100
PYI Corp., Ltd. (b)	2,140,366	41,616
Regal Hotels International Holdings, Ltd.	402,000	224,342
Rivera Holdings, Ltd.	20,000	1,201
Sa Sa International Holdings, Ltd.	322,666	137,337
SAS Dragon Holdings, Ltd.	140,000	24,007
SEA Holdings, Ltd.	94,000	234,973
Shenwan Hongyuan HK, Ltd.	172,500	91,250
Shun Ho Property Investments, Ltd.	21,615	7,757
Shun Tak Holdings, Ltd. (b)	701,500	226,305

Hong Kong—(Continued)
Silver Base Group Holdings, Ltd. (b)	633,000	51,636
Sincere Watch Hong Kong, Ltd. (b)	250,000	6,548
Sing Tao News Corp., Ltd.	276,000	35,175
Singamas Container Holdings, Ltd.	786,000	83,737
SIS International Holdings	16,000	7,942
Sitoy Group Holdings, Ltd.	111,000	41,884
Skyway Securities Group, Ltd. (b)	750,000	20,168
SmarTone Telecommunications Holdings, Ltd.	142,388	236,335
SOCAM Development, Ltd. (b)	179,876	67,811
Solomon Systech International, Ltd. (b)	920,000	36,248
Soundwill Holdings, Ltd.	50,000	91,645
South China Holdings Co., Ltd. (b)	992,000	53,076
Stella International Holdings, Ltd.	161,500	276,349
Stelux Holdings International, Ltd. (b)	260,500	21,159
Success Universe Group, Ltd. (b)	240,000	5,851
Sun Hing Vision Group Holdings, Ltd.	42,000	14,728
Sun Hung Kai & Co., Ltd.	322,440	202,483
Sunwah Kingsway Capital Holdings, Ltd.	310,000	5,516
TAI Cheung Holdings, Ltd.	232,000	185,875
Tan Chong International, Ltd.	63,000	19,656
Tao Heung Holdings, Ltd.	204,000	64,392
Television Broadcasts, Ltd.	123,500	471,272
Texwinca Holdings, Ltd.	300,000	207,278
Titan Petrochemicals Group, Ltd. (b)	1,000,000	13,250
Town Health International Medical Group, Ltd.	230,000	36,650
Tradelink Electronic Commerce, Ltd.	256,000	51,273
Transport International Holdings, Ltd.	132,000	397,022
Trinity, Ltd. (b)	466,000	36,020
TSC Group Holdings, Ltd. (b)	216,000	30,198
Tsui Wah Holdings, Ltd.	40,000	7,479
United Laboratories International Holdings, Ltd. (The) (b)	241,000	140,187
United Photovoltaics Group, Ltd. (b)	346,000	32,844
Universal Technologies Holdings, Ltd. (b)	120,000	4,332
Up Energy Development Group, Ltd. (a) (b) (c)	92,000	1,530
Upbest Group, Ltd.	16,000	3,000
Value Convergence Holdings, Ltd. (b)	104,000	22,798
Value Partners Group, Ltd.	189,000	194,597
Varitronix International, Ltd.	137,000	54,989
Vedan International Holdings, Ltd.	296,000	36,474
Victory City International Holdings, Ltd.	813,270	40,184
Vitasoy International Holdings, Ltd.	358,000	724,460
VS International Group, Ltd. (b)	160,000	8,549
VST Holdings, Ltd.	487,200	142,737
VTech Holdings, Ltd.	35,300	403,607
Wai Kee Holdings, Ltd.	54,000	16,928
Win Hanverky Holdings, Ltd.	332,000	55,028
Winfull Group Holdings, Ltd. (b)	528,000	12,303
Wing On Co. International, Ltd.	46,000	142,083
Wing Tai Properties, Ltd.	280,000	176,554
Xinyi Glass Holdings, Ltd. (b)	826,000	753,453
Yeebo International Holdings, Ltd.	158,000	55,413
YGM Trading, Ltd.	46,000	24,434
Yugang International, Ltd.	1,466,000	25,410

		21,211,075

MSF-103

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Ireland—0.8%
C&C Group plc	149,205	$617,855
FBD Holdings plc (b)	10,350	76,045
Glanbia plc	37,294	717,438
Grafton Group plc	88,160	569,035
Greencore Group plc	216,127	939,846
IFG Group plc	44,002	93,723
Independent News & Media plc (b)	35,056	4,923
Irish Continental Group plc	22,664	111,258
Kingspan Group plc	44,238	1,190,010
Smurfit Kappa Group plc	11,491	256,877
UDG Healthcare plc	104,367	867,132

		5,444,142

Isle of Man—0.1%
GVC Holdings plc	61,038	587,028
Paysafe Group plc (b)	2,729	15,781

		602,809

Israel—0.8%
ADO Group, Ltd. (b)	1,711	23,053
Africa Israel Investments, Ltd. (b)	64,935	20,918
Africa Israel Properties, Ltd.	4,653	78,113
Africa Israel Residences, Ltd.	880	17,752
Airport City, Ltd. (b)	25,014	285,193
Allot Communications, Ltd. (b)	10,216	53,116
Alrov Properties and Lodgings, Ltd.	5,057	113,219
Amot Investments, Ltd.	25,066	111,673
Ashtrom Properties, Ltd.	6,725	25,834
AudioCodes, Ltd. (b)	5,709	31,156
Avgol Industries 1953, Ltd.	9,099	11,193
Azorim-Investment Development & Construction Co., Ltd. (b)	23,712	22,200
Bayside Land Corp.	205	83,421
Big Shopping Centers, Ltd.	1,031	70,594
BioLine RX, Ltd. (b)	2,565	2,871
Blue Square Real Estate, Ltd.	738	29,950
Cellcom Israel, Ltd. (b)	13,058	97,513
Ceragon Networks, Ltd. (b)	14,799	35,414
Clal Biotechnology Industries, Ltd. (b)	17,579	13,738
Clal Insurance Enterprises Holdings, Ltd. (b)	7,114	76,387
Cohen Development & Industrial Buildings, Ltd. (b)	305	7,255
Compugen, Ltd. (b)	14,846	94,481
Delek Automotive Systems, Ltd.	10,535	92,213
Delta-Galil Industries, Ltd.	4,030	113,934
Direct Insurance Financial Investments, Ltd.	5,783	46,248
El Al Israel Airlines	54,306	49,788
Electra Consumer Products 1970, Ltd. (b)	1,236	17,175
Electra, Ltd.	652	89,531
Elron Electronic Industries, Ltd.	7,585	34,913
Energix-Renewable Energies, Ltd.	13,559	9,407
Equital, Ltd. (b)	550	10,767
Evogene, Ltd. (b)	5,090	31,890
First International Bank of Israel, Ltd.	8,900	113,723
FMS Enterprises Migun, Ltd.	910	23,570
Formula Systems 1985, Ltd.	2,591	101,034
Fox Wizel, Ltd.	1,475	24,317

Israel—(Continued)
Frutarom Industries, Ltd.	639	33,621
Gilat Satellite Networks, Ltd. (b)	7,707	37,374
Hadera Paper, Ltd. (b)	1,104	41,156
Harel Insurance Investments & Financial Services, Ltd.	43,597	157,606
Hilan, Ltd.	1,413	22,265
IDI Insurance Co., Ltd.	630	29,910
Industrial Buildings Corp., Ltd.	39,465	47,607
Israel Discount Bank, Ltd. - Class A (b)	134,749	247,906
Israel Land Development Co., Ltd. (The)	3,950	22,022
Jerusalem Oil Exploration (b)	4,736	212,799
Kamada, Ltd. (b)	11,729	60,444
Kerur Holdings, Ltd.	931	22,069
Maabarot Products, Ltd.	3,435	55,185
Magic Software Enterprises, Ltd.	9,462	68,452
Matrix IT, Ltd.	14,215	102,511
Maytronics, Ltd.	7,834	27,552
Mazor Robotics, Ltd. (b)	10,502	134,394
Meitav DS Investments, Ltd.	5,193	20,725
Melisron, Ltd.	4,351	193,051
Menora Mivtachim Holdings, Ltd. (b)	11,310	92,810
Migdal Insurance & Financial Holding, Ltd. (b)	55,471	36,077
Mivtach Shamir Holdings, Ltd.	1,401	29,501
Naphtha Israel Petroleum Corp., Ltd. (b)	14,775	85,146
Neto ME Holdings, Ltd.	963	77,133
Nova Measuring Instruments, Ltd. (b)	9,293	109,711
Oil Refineries, Ltd. (b)	418,554	154,926
Ormat Technologies, Inc.	1	27
Partner Communications Co., Ltd. (b)	21,648	98,950
Paz Oil Co., Ltd.	1,481	231,798
Perion Network, Ltd. (b)	3,246	3,926
Phoenix Holdings, Ltd. (The) (b)	20,176	55,480
Plasson Industries, Ltd.	1,729	46,452
Rami Levi Chain Stores Hashikma Marketing, Ltd.	1,803	73,233
Sapiens International Corp. NV	6,702	87,336
Shapir Engineering & Industry, Ltd.	11,006	23,198
Shikun & Binui, Ltd.	73,332	134,054
Shufersal, Ltd.	23,137	89,161
Space Communication, Ltd. (b)	2,951	21,216
Strauss Group, Ltd.	4,554	72,110
Summit Real Estate Holdings, Ltd. (b)	2,798	16,330
Tower Semiconductor, Ltd. (b)	12,319	184,047
Tower Semiconductor, Ltd. (U.S. Listed Shares) (b) (d)	1,303	19,780
Union Bank of Israel (b)	7,545	25,557

		5,368,162

Italy—3.5%
A2A S.p.A.	481,411	679,349
ACEA S.p.A.	23,394	294,124
Aeffe S.p.A. (b)	11,359	12,992
Alerion Cleanpower S.p.A.	5,771	13,033
Amplifon S.p.A.	36,377	373,573
Anima Holding S.p.A.	10,612	51,878
Ansaldo STS S.p.A.	39,015	455,849
Arnoldo Mondadori Editore S.p.A. (b)	63,913	65,559

MSF-104

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Ascopiave S.p.A.	28,294	$85,442
Astaldi S.p.A.	20,559	77,574
Autogrill S.p.A.	44,414	376,252
Azimut Holding S.p.A.	40,582	597,445
Banca Carige S.p.A. (b)	156,432	50,827
Banca Finnat Euramerica S.p.A.	50,851	17,760
Banca Generali S.p.A.	19,591	376,019
Banca IFIS S.p.A.	7,714	173,966
Banca Mediolanum S.p.A.	26,881	178,328
Banca Popolare dell’Emilia Romagna SC	202,667	755,069
Banca Popolare dell’Etruria e del Lazio SC (a) (b) (c) (d)	91,952	0
Banca Popolare di Milano Scarl	1,819,630	731,084
Banca Popolare di Sondrio Scarl	173,614	485,815
Banca Profilo S.p.A.	117,883	22,174
Banco di Desio e della Brianza S.p.A.	20,306	40,380
Banco Popolare SC	105,433	248,600
BasicNet S.p.A.	13,493	48,979
Biesse S.p.A.	6,021	95,323
Brembo S.p.A.	9,033	538,915
Brunello Cucinelli S.p.A.	8,151	158,436
Buzzi Unicem S.p.A.	30,820	631,461
Cairo Communication S.p.A.	24,474	93,272
Caltagirone Editore S.p.A. (b)	6,273	5,351
Carraro S.p.A. (b)	2,384	3,207
Cementir Holding S.p.A.	31,117	146,836
Cerved Information Solutions S.p.A.	9,602	81,238
CIR-Compagnie Industriali Riunite S.p.A.	201,871	206,628
Credito Emiliano S.p.A.	44,882	243,686
Credito Valtellinese SC	463,264	160,869
Danieli & C Officine Meccaniche S.p.A.	4,846	93,541
Datalogic S.p.A.	9,916	211,675
Davide Campari-Milano S.p.A.	106,679	1,201,872
De’Longhi S.p.A.	16,896	408,915
DeA Capital S.p.A.	18,071	21,278
DiaSorin S.p.A.	6,863	441,143
Ei Towers S.p.A. (b)	7,035	370,850
El.En. S.p.A.	5,028	106,205
ERG S.p.A.	21,603	247,811
Esprinet S.p.A.	18,719	104,061
Eurotech S.p.A. (b)	13,076	17,337
Falck Renewables S.p.A.	34,815	30,746
Fincantieri S.p.A. (b)	79,520	38,010
FNM S.p.A.	55,327	25,846
Geox S.p.A.	42,620	101,017
Gruppo Editoriale L’Espresso S.p.A. (b)	75,580	63,058
Gruppo MutuiOnline S.p.A.	5,404	44,989
Hera S.p.A.	231,619	624,044
IMMSI S.p.A.	100,436	42,274
Industria Macchine Automatiche S.p.A.	5,461	362,621
Infrastrutture Wireless Italiane S.p.A.	2,835	13,945
Intek Group S.p.A. (b)	80,757	18,038
Interpump Group S.p.A.	28,206	480,757
Iren S.p.A.	231,134	397,846
Italcementi S.p.A. (b)	64,343	764,732
Italmobiliare S.p.A.	4,262	215,178
Juventus Football Club S.p.A. (b)	147,435	49,945

Italy—(Continued)
La Doria S.p.A.	3,877	37,637
Maire Tecnimont S.p.A.	35,567	87,992
MARR S.p.A.	13,428	269,149
Mediaset S.p.A.	192,042	602,957
Moncler S.p.A.	10,344	176,495
Nice S.p.A.	9,890	28,355
Parmalat S.p.A.	18,078	47,881
Piaggio & C S.p.A.	71,430	133,513
Prelios S.p.A. (b)	54,976	4,899
Prima Industrie S.p.A.	1,853	28,279
Prysmian S.p.A.	75,002	1,965,317
Recordati S.p.A.	33,633	1,081,057
Reno de Medici S.p.A.	29,538	9,359
Reply S.p.A.	1,999	262,754
Retelit S.p.A. (b)	36,769	30,280
Sabaf S.p.A.	3,059	31,069
SAES Getters S.p.A.	1,416	20,395
Safilo Group S.p.A. (b)	10,142	97,038
Saipem S.p.A. (b)	605,130	256,153
Salini Impregilo S.p.A.	70,140	202,076
Salvatore Ferragamo S.p.A.	16,352	415,105
Saras S.p.A.	134,526	213,894
SAVE S.p.A.	5,376	105,696
Snai S.p.A. (b)	21,135	27,425
Societa Cattolica di Assicurazioni S.c.r.l.	63,558	355,643
Societa Iniziative Autostradali e Servizi S.p.A.	25,981	248,181
Sogefi S.p.A. (b)	24,822	50,186
SOL S.p.A.	11,001	95,167
Tamburi Investment Partners S.p.A.	14,397	58,145
Tiscali S.p.A. (b)	802,477	38,319
Tod’s S.p.A. (d)	3,954	208,760
Trevi Finanziaria Industriale S.p.A. (b)	31,414	43,208
TXT e-solutions S.p.A.	1,815	14,619
Uni Land S.p.A. (a) (b) (c)	4,937	0
Unione di Banche Italiane S.p.A.	6,735	15,528
Unipol Gruppo Finanziario S.p.A.	126,457	322,871
UnipolSai S.p.A.	34,177	55,611
Vittoria Assicurazioni S.p.A.	12,164	132,676
Yoox Net-A-Porter Group S.p.A. (b)	21,096	653,670
Zignago Vetro S.p.A.	11,476	66,002

		23,568,388

Japan—24.3%
A&A Material Corp.	12,000	10,482
A&D Co., Ltd.	3,000	11,940
A/S One Corp.	4,700	204,548
Accordia Golf Co., Ltd.	19,200	195,683
Achilles Corp.	6,500	91,744
Adastria Co., Ltd.	9,240	212,073
ADEKA Corp.	34,600	478,572
Aderans Co., Ltd.	8,700	39,029
Advan Co., Ltd.	8,300	75,791
Advanex, Inc.	900	9,402
Aeon Delight Co., Ltd.	3,900	118,905
Aeon Fantasy Co., Ltd.	2,400	68,680
Aeon Hokkaido Corp.	2,600	13,939

MSF-105

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
AGORA Hospitality Group Co., Ltd. (b)	27,000	$9,092
Agro-Kanesho Co., Ltd.	3,500	38,865
Ahresty Corp.	9,200	97,844
Ai Holdings Corp.	12,200	293,753
Aica Kogyo Co., Ltd.	17,200	456,707
Aichi Bank, Ltd. (The)	4,500	218,768
Aichi Corp.	10,800	79,026
Aichi Steel Corp.	4,300	217,738
Aichi Tokei Denki Co., Ltd.	1,900	60,434
Aida Engineering, Ltd.	20,700	165,697
Aigan Co., Ltd.	6,600	12,914
Ain Holdings, Inc.	6,000	408,583
Aiphone Co., Ltd.	6,800	111,966
Airport Facilities Co., Ltd.	7,500	37,381
Aisan Industry Co., Ltd.	10,400	82,519
Aizawa Securities Co., Ltd.	13,800	76,319
Akebono Brake Industry Co., Ltd. (b)	32,600	65,646
Akita Bank, Ltd. (The)	86,000	255,414
Alconix Corp.	3,200	44,697
Alinco, Inc.	5,800	53,496
Alpen Co., Ltd.	7,000	126,224
Alpha Corp.	2,200	21,010
Alpha Systems, Inc.	3,940	64,838
Alpine Electronics, Inc.	16,600	218,995
Alps Logistics Co., Ltd.	8,200	46,254
Altech Corp.	2,600	56,855
Amano Corp.	21,000	335,542
Amiyaki Tei Co., Ltd.	1,100	40,153
Amuse, Inc.	3,600	66,188
Anabuki Kosan, Inc.	4,000	9,658
Anest Iwata Corp.	10,400	107,318
Anicom Holdings, Inc.	600	14,730
Anritsu Corp.	48,800	278,957
AOI Electronics Co., Ltd.	1,100	26,372
AOI Pro, Inc.	4,700	38,209
AOKI Holdings, Inc.	17,700	199,940
Aomori Bank, Ltd. (The)	94,000	298,462
Aoyama Trading Co., Ltd.	17,900	617,704
Arakawa Chemical Industries, Ltd.	7,200	89,881
Arata Corp.	4,600	104,051
Araya Industrial Co., Ltd.	26,000	35,563
Arcland Sakamoto Co., Ltd.	12,800	143,537
Arcs Co., Ltd.	13,364	333,242
Ardepro Co., Ltd.	15,000	16,343
Argo Graphics, Inc.	2,800	54,113
Ariake Japan Co., Ltd.	5,700	307,311
Arisawa Manufacturing Co., Ltd.	14,300	73,452
Arrk Corp. (b)	22,600	16,614
Artnature, Inc.	5,000	32,014
Asahi Broadcasting Corp.	2,400	15,697
Asahi Co., Ltd.	4,500	55,899
Asahi Diamond Industrial Co., Ltd.	21,200	171,731
Asahi Holdings, Inc.	9,000	153,591
Asahi Kogyosha Co., Ltd.	3,200	91,129
Asahi Net, Inc.	5,000	20,441
Asahi Printing Co., Ltd.	200	4,665
ASAHI YUKIZAI Corp.	34,000	65,947

Japan—(Continued)
Asahipen Corp.	4,000	6,529
Asanuma Corp.	24,000	52,262
Asatsu-DK, Inc.	13,300	354,317
Asax Co., Ltd.	1,800	26,532
Ashimori Industry Co., Ltd.	24,000	36,662
Asia Growth Capital, Ltd. (b)	21,000	16,032
ASKA Pharmaceutical Co., Ltd.	9,000	164,632
ASKUL Corp.	3,000	113,906
Asunaro Aoki Construction Co., Ltd.	8,000	53,682
Atom Corp.	11,100	74,518
Atsugi Co., Ltd.	88,000	93,285
Autobacs Seven Co., Ltd. (d)	22,700	325,264
Avex Group Holdings, Inc.	12,000	163,137
Awa Bank, Ltd. (The)	82,000	504,650
Axell Corp.	3,800	27,417
Axial Retailing, Inc.	5,500	191,374
Azbil Corp.	2,700	81,594
Bando Chemical Industries, Ltd.	19,500	193,877
Bank of Iwate, Ltd. (The)	7,200	278,385
Bank of Kochi, Ltd. (The)	16,000	17,071
Bank of Nagoya, Ltd. (The)	7,800	271,794
Bank of Okinawa, Ltd. (The)	10,560	313,856
Bank of Saga, Ltd. (The)	67,000	165,168
Bank of the Ryukyus, Ltd.	15,800	187,495
Belc Co., Ltd.	2,800	106,280
Belluna Co., Ltd.	21,900	135,305
Benefit One, Inc.	5,400	169,225
Best Denki Co., Ltd.	40,000	43,184
Bic Camera, Inc.	23,500	195,159
Biofermin Pharmaceutical Co., Ltd.	500	13,245
BML, Inc.	7,600	200,276
Bookoff Corp.	4,700	36,812
BP Castrol KK	2,600	33,290
Broadleaf Co., Ltd.	5,100	55,915
BRONCO BILLY Co., Ltd.	2,400	73,024
Bull-Dog Sauce Co., Ltd.	600	12,114
Bunka Shutter Co., Ltd.	19,000	151,414
C Uyemura & Co., Ltd.	2,800	126,307
CAC Holdings Corp.	6,200	52,511
Calsonic Kansei Corp.	49,000	453,144
Can Do Co., Ltd.	3,500	56,288
Canare Electric Co., Ltd.	800	15,339
Canon Electronics, Inc.	7,400	117,393
Capcom Co., Ltd.	15,400	377,322
Carlit Holdings Co., Ltd.	7,300	36,544
Cawachi, Ltd.	5,700	137,747
Central Glass Co., Ltd.	75,000	295,554
Central Security Patrols Co., Ltd.	3,300	62,862
Central Sports Co., Ltd.	3,200	76,027
Chiba Kogyo Bank, Ltd. (The)	16,000	64,060
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	25,057
CHIMNEY Co., Ltd.	1,400	39,355
Chino Corp.	4,000	40,209
Chiyoda Co., Ltd.	7,600	186,639
Chiyoda Corp.	6,000	49,293
Chiyoda Integre Co., Ltd.	5,300	107,795
Chofu Seisakusho Co., Ltd.	5,700	149,428

MSF-106

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Chori Co., Ltd.	5,000	$73,741
Chubu Shiryo Co., Ltd.	10,400	75,913
Chudenko Corp.	8,600	174,163
Chuetsu Pulp & Paper Co., Ltd.	35,000	77,035
Chugai Mining Co., Ltd. (b)	68,200	17,552
Chugai Ro Co., Ltd.	36,000	71,251
Chugoku Marine Paints, Ltd.	22,000	154,563
Chukyo Bank, Ltd. (The)	6,400	144,840
Chuo Gyorui Co., Ltd.	2,000	5,113
Chuo Spring Co., Ltd.	19,000	53,415
Ci:z Holdings Co., Ltd.	7,500	215,355
CKD Corp.	20,900	252,612
Clarion Co., Ltd.	34,000	100,971
Cleanup Corp.	9,700	82,524
CMIC Holdings Co., Ltd.	3,900	59,312
CMK Corp. (b)	24,300	131,401
Cocokara fine, Inc.	5,700	219,321
Colowide Co., Ltd.	17,000	310,133
Computer Engineering & Consulting, Ltd.	5,900	111,435
Computer Institute of Japan, Ltd.	2,000	9,507
COMSYS Holdings Corp.	700	12,411
CONEXIO Corp.	7,900	109,660
COOKPAD, Inc.	12,600	120,799
Corona Corp.	8,500	85,677
Cosel Co., Ltd.	9,900	119,759
Cosmo Energy Holdings Co., Ltd.	21,800	273,997
Cosmos Initia Co., Ltd.	3,500	12,456
Create Medic Co., Ltd.	1,800	16,422
Create SD Holdings Co., Ltd.	8,300	198,192
Cresco, Ltd.	2,000	50,481
CROOZ, Inc.	1,400	31,529
CTI Engineering Co., Ltd.	5,900	52,925
DA Consortium, Inc. (a)	7,600	58,309
Dai Nippon Toryo Co., Ltd.	53,000	106,761
Dai-Dan Co., Ltd.	14,000	109,551
Dai-ichi Seiko Co., Ltd.	4,000	40,665
Daibiru Corp.	19,800	180,865
Daido Kogyo Co., Ltd.	10,000	21,788
Daido Metal Co., Ltd.	11,200	122,928
Daido Steel Co., Ltd.	36,000	165,339
Daidoh, Ltd.	13,700	55,579
Daifuku Co., Ltd.	23,000	422,317
Daihatsu Diesel Manufacturing Co., Ltd.	9,000	49,395
Daihen Corp.	40,000	213,004
Daiho Corp.	25,000	138,567
Daiichi Jitsugyo Co., Ltd.	20,000	109,243
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	1,000	31,839
Daiichikosho Co., Ltd.	3,900	159,365
Daiken Corp.	4,800	93,781
Daiken Medical Co., Ltd.	4,400	32,931
Daiki Aluminium Industry Co., Ltd.	9,000	32,080
Daikoku Denki Co., Ltd.	2,700	41,019
Daikokutenbussan Co., Ltd.	1,900	90,597
Daikyo, Inc.	115,000	208,804
Dainichi Co., Ltd.	4,100	26,463
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	31,000	151,208

Japan—(Continued)
Daio Paper Corp.	27,000	319,416
Daisan Bank, Ltd. (The)	9,200	151,263
Daiseki Co., Ltd.	12,300	239,937
Daiseki Eco. Solution Co., Ltd.	2,000	27,539
Daishi Bank, Ltd. (The)	137,000	526,652
Daishinku Corp.	3,600	39,056
Daisue Construction Co., Ltd.	2,300	19,528
Daisyo Corp.	5,100	76,330
Daito Bank, Ltd. (The)	59,000	98,638
Daito Electron Co., Ltd.	800	5,985
Daito Pharmaceutical Co., Ltd.	3,960	92,941
Daiwa Industries, Ltd.	11,000	99,379
Daiwabo Holdings Co., Ltd.	84,000	198,377
DCM Holdings Co., Ltd.	37,900	325,741
Denka Co., Ltd.	24,000	103,844
Denki Kogyo Co., Ltd.	21,000	105,244
Denyo Co., Ltd.	4,800	49,956
Descente, Ltd.	13,700	177,273
DKK-Toa Corp.	2,200	10,131
DKS Co., Ltd.	18,000	59,350
DMG Mori Co., Ltd.	23,500	245,001
DMW Corp.	700	12,438
Doshisha Co., Ltd.	8,200	171,904
Doutor Nichires Holdings Co., Ltd.	11,500	211,132
DSB Co., Ltd.	5,300	26,357
DTS Corp.	6,600	146,738
Dunlop Sports Co., Ltd.	4,900	49,480
Duskin Co., Ltd.	14,900	277,120
Dydo Drinco, Inc.	2,700	150,008
Dynic Corp.	16,000	25,709
Eagle Industry Co., Ltd.	7,800	95,264
Earth Chemical Co., Ltd.	2,700	127,406
Ebara Jitsugyo Co., Ltd.	3,500	42,469
EDION Corp.	34,100	285,671
eGuarantee, Inc.	400	11,015
Ehime Bank, Ltd. (The)	15,200	191,060
Eidai Co., Ltd.	14,000	57,747
Eighteenth Bank, Ltd. (The)	70,000	207,718
Eiken Chemical Co., Ltd.	4,600	132,422
Eizo Corp.	6,300	170,970
Elecom Co., Ltd.	5,100	110,879
Elematec Corp.	4,000	77,609
EM Systems Co., Ltd.	1,800	27,617
en-japan, Inc.	6,800	147,136
Endo Lighting Corp.	2,600	20,663
Enplas Corp.	3,400	103,061
Enshu, Ltd. (b)	23,000	14,134
EPS Holdings, Inc.	7,900	108,512
ESPEC Corp.	9,100	118,548
Excel Co., Ltd.	2,500	31,081
Exedy Corp.	12,400	315,512
F-Tech, Inc.	3,600	43,930
F@N Communications, Inc.	9,600	70,583
Faith, Inc.	2,680	31,027
FALCO HOLDINGS Co., Ltd.	3,100	39,666
FamilyMart UNY Holdings Co., Ltd.	2,801	185,821
Fancl Corp. (d)	6,500	110,621

MSF-107

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
FCC Co., Ltd.	12,600	$270,726
FDK Corp. (b)	25,000	25,081
Feed One Co., Ltd.	65,080	74,687
Ferrotec Corp.	12,700	158,020
FIDEA Holdings Co., Ltd.	62,510	98,032
Fields Corp.	6,000	75,110
Financial Products Group Co., Ltd. (d)	20,000	185,821
FINDEX, Inc.	3,900	62,322
First Juken Co., Ltd.	3,400	44,936
Foster Electric Co., Ltd.	8,800	161,505
FP Corp.	4,400	247,242
France Bed Holdings Co., Ltd.	13,000	113,082
Freund Corp.	2,400	37,144
FTGroup Co., Ltd.	1,500	12,573
Fudo Tetra Corp.	60,300	101,730
Fuji Co., Ltd.	7,300	147,110
Fuji Corp., Ltd.	8,600	58,462
Fuji Kiko Co., Ltd.	7,600	27,133
Fuji Kosan Co., Ltd.	4,600	18,425
Fuji Kyuko Co., Ltd. (d)	13,000	152,050
Fuji Oil Co., Ltd. (b)	21,100	66,363
Fuji Oil Holdings, Inc.	22,300	456,980
Fuji Pharma Co., Ltd.	2,800	74,352
Fuji Seal International, Inc.	7,000	287,951
Fuji Soft, Inc.	7,300	204,827
Fujibo Holdings, Inc.	3,700	106,952
Fujicco Co., Ltd.	8,500	195,445
Fujikura Kasei Co., Ltd.	9,500	56,774
Fujikura Rubber, Ltd.	5,800	26,633
Fujikura, Ltd.	106,000	576,914
Fujimi, Inc.	7,000	105,804
Fujimori Kogyo Co., Ltd.	4,800	112,851
Fujisash Co., Ltd.	24,500	19,961
Fujishoji Co., Ltd.	1,300	13,160
Fujita Kanko, Inc.	8,000	28,237
Fujitec Co., Ltd.	22,300	265,625
Fujitsu Frontech, Ltd.	4,500	44,478
Fujitsu General, Ltd.	8,000	173,782
Fujiya Co., Ltd. (b)	5,000	9,985
FuKoKu Co., Ltd.	5,100	39,363
Fukuda Corp.	10,000	110,256
Fukui Bank, Ltd. (The)	109,000	277,626
Fukushima Bank, Ltd. (The)	112,000	99,839
Fukushima Industries Corp.	4,600	150,622
Fukuyama Transporting Co., Ltd. (d)	53,000	308,517
FULLCAST Holdings Co., Ltd.	4,300	38,121
Fumakilla, Ltd.	5,000	32,083
Funai Electric Co., Ltd.	7,900	64,753
Funai Soken Holdings, Inc.	7,780	116,258
Furukawa Battery Co., Ltd.	5,000	31,999
Furukawa Co., Ltd.	105,000	164,425
Furukawa Electric Co., Ltd.	27,500	746,745
Furuno Electric Co., Ltd.	10,500	56,826
Furusato Industries, Ltd.	4,600	66,694
Furuya Metal Co., Ltd.	1,700	25,968
Fuso Chemical Co., Ltd.	4,000	81,788
Fuso Pharmaceutical Industries, Ltd.	3,100	85,748

Japan—(Continued)
Futaba Corp.	10,200	166,177
Futaba Industrial Co., Ltd.	23,600	117,450
Future Corp.	8,400	62,679
Fuyo General Lease Co., Ltd.	8,000	397,158
G-Tekt Corp.	7,700	142,075
Gakken Holdings Co., Ltd.	28,000	85,628
GCA Corp.	4,900	35,112
Gecoss Corp.	6,400	55,609
Genki Sushi Co., Ltd.	1,600	32,916
Genky Stores, Inc.	1,200	48,015
Geo Holdings Corp.	13,500	174,452
GLOBERIDE, Inc.	3,500	59,552
Glory, Ltd.	7,500	248,329
GMO Click Holdings, Inc.	1,800	12,899
GMO internet, Inc.	20,400	273,991
GMO Payment Gateway, Inc.	2,600	135,392
Godo Steel, Ltd.	5,000	88,929
Goldcrest Co., Ltd.	8,230	135,078
Grandy House Corp.	3,600	12,357
Gree, Inc.	26,400	148,142
GSI Creos Corp.	28,000	31,573
Gun-Ei Chemical Industry Co., Ltd.	2,400	71,180
Gunze, Ltd.	69,000	222,546
Gurunavi, Inc.	8,500	233,751
H-One Co., Ltd.	6,000	48,850
Hagihara Industries, Inc.	2,900	67,476
Hakudo Co., Ltd.	500	6,111
Hakuto Co., Ltd.	7,100	65,131
Hakuyosha Co., Ltd.	800	18,872
Hamakyorex Co., Ltd.	5,600	100,974
Hanwa Co., Ltd.	79,000	479,431
Happinet Corp.	5,000	52,710
Hard Off Corp. Co., Ltd.	4,900	53,044
Harima Chemicals Group, Inc.	7,100	35,715
Haruyama Trading Co., Ltd.	5,400	40,631
Hazama Ando Corp.	54,490	331,074
Heiwa Corp.	200	4,446
Heiwa Real Estate Co., Ltd.	16,900	243,436
Heiwado Co., Ltd.	11,200	217,730
HI-LEX Corp.	7,700	208,601
Hibiya Engineering, Ltd.	8,700	142,549
Hiday Hidaka Corp.	4,039	97,416
Himaraya Co., Ltd.	2,600	20,958
Hioki EE Corp.	2,300	43,423
Hiramatsu, Inc.	8,300	49,008
Hirano Tecseed Co., Ltd.	500	4,659
Hisaka Works, Ltd.	11,000	93,073
Hitachi Koki Co., Ltd.	21,200	154,009
Hitachi Kokusai Electric, Inc.	18,000	330,228
Hitachi Transport System, Ltd.	9,600	191,602
Hitachi Zosen Corp.	61,600	311,822
Hochiki Corp.	10,000	111,034
Hodogaya Chemical Co., Ltd.	2,800	74,906
Hogy Medical Co., Ltd.	4,600	322,067
Hokkaido Electric Power Co., Inc.	20,900	178,309
Hokkaido Gas Co., Ltd.	27,000	73,863
Hokkan Holdings, Ltd.	25,000	85,986

MSF-108

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Hokko Chemical Industry Co., Ltd.	8,000	$23,222
Hokkoku Bank, Ltd. (The)	109,000	329,375
Hokuetsu Bank, Ltd. (The)	9,600	203,188
Hokuetsu Industries Co., Ltd.	7,000	46,451
Hokuetsu Kishu Paper Co., Ltd.	58,300	351,122
Hokuriku Electric Industry Co., Ltd.	28,000	33,082
Hokuriku Electrical Construction Co., Ltd.	3,000	20,769
Hokuriku Gas Co., Ltd.	1,000	25,472
Hokuto Corp.	7,100	127,617
Honeys Co., Ltd.	6,930	81,215
Hoosiers Holdings Co., Ltd.	12,700	66,296
Horiba, Ltd.	12,200	598,938
Hosiden Corp.	20,000	145,271
Hosokawa Micron Corp.	11,000	61,916
House Foods Group, Inc.	3,300	75,583
Howa Machinery, Ltd.	5,700	29,667
Hurxley Corp.	800	7,363
Hyakugo Bank, Ltd. (The)	94,000	339,893
Hyakujushi Bank, Ltd. (The)	107,000	326,691
I-Net Corp.	3,520	36,230
Ibiden Co., Ltd.	5,700	76,559
IBJ Leasing Co., Ltd.	7,200	144,868
Ichibanya Co., Ltd.	1,000	35,000
Ichiken Co., Ltd.	12,000	35,905
Ichikoh Industries, Ltd.	16,000	47,984
ICHINEN HOLDINGS Co., Ltd.	7,400	70,072
Ichiyoshi Securities Co., Ltd.	12,600	95,618
Icom, Inc.	3,800	75,527
Idec Corp.	11,300	104,693
IDOM, Inc.	20,400	114,647
Ihara Chemical Industry Co., Ltd. (d)	15,900	141,854
Iino Kaiun Kaisha, Ltd.	32,200	116,159
IJT Technology Holdings Co., Ltd.	9,000	31,137
Ikegami Tsushinki Co., Ltd.	30,000	38,044
Imagica Robot Holdings, Inc.	4,500	24,767
Imasen Electric Industrial	7,200	62,257
Imperial Hotel, Ltd.	1,300	27,171
Inaba Denki Sangyo Co., Ltd.	8,100	292,849
Inaba Seisakusho Co., Ltd.	2,100	26,422
Inabata & Co., Ltd.	17,700	181,749
Inageya Co., Ltd.	12,200	172,225
Ines Corp.	13,900	158,739
Infocom Corp.	4,000	58,132
Information Services International-Dentsu, Ltd.	4,300	80,675
Innotech Corp.	10,300	49,833
Intage Holdings, Inc.	6,700	112,272
Internet Initiative Japan, Inc.	9,800	183,591
Inui Global Logistics Co., Ltd.	5,355	51,681
Iriso Electronics Co., Ltd.	2,500	133,657
Ise Chemicals Corp.	5,000	21,974
Iseki & Co., Ltd.	84,000	209,229
Ishihara Sangyo Kaisha, Ltd. (b)	12,200	76,891
Ishii Iron Works Co., Ltd.	900	13,380
Ishizuka Glass Co., Ltd.	5,000	7,581
IT Holdings Corp.	25,700	665,275
Itfor, Inc.	10,300	62,256
Itochu Enex Co., Ltd.	19,400	149,062

Japan—(Continued)
Itochu-Shokuhin Co., Ltd.	2,400	96,759
Itoham Yonekyu Holdings, Inc. (b)	55,936	583,990
Itoki Corp.	17,500	118,368
IwaiCosmo Holdings, Inc.	7,900	68,880
Iwaki & Co., Ltd.	14,000	26,784
Iwasaki Electric Co., Ltd.	25,000	39,265
Iwatani Corp.	58,000	357,562
Iwatsuka Confectionery Co., Ltd.	500	17,277
Izutsuya Co., Ltd. (b)	4,700	19,031
J-Oil Mills, Inc.	4,000	142,293
Jafco Co., Ltd.	3,500	102,818
Jalux, Inc.	2,400	40,890
Jamco Corp.	3,400	68,721
Janome Sewing Machine Co., Ltd. (b)	7,099	39,972
Japan Aviation Electronics Industry, Ltd.	7,000	108,898
Japan Digital Laboratory Co., Ltd.	8,200	119,835
Japan Display, Inc. (b) (d)	60,000	93,671
Japan Drilling Co., Ltd.	2,100	49,518
Japan Foundation Engineering Co., Ltd.	14,100	47,937
Japan Medical Dynamic Marketing, Inc.	3,000	22,985
Japan Oil Transportation Co., Ltd.	100	2,218
Japan Petroleum Exploration Co., Ltd.	3,500	77,262
Japan Property Management Center Co., Ltd.	1,000	12,597
Japan Pulp & Paper Co., Ltd.	46,000	149,797
Japan Radio Co., Ltd.	4,000	57,160
Japan Steel Works, Ltd. (The)	23,800	539,941
Japan Transcity Corp.	29,000	105,420
Japan Wool Textile Co., Ltd. (The)	23,000	163,586
Jastec Co., Ltd.	5,100	54,643
JBCC Holdings, Inc.	7,000	45,653
JCU Corp.	1,600	62,047
Jeol, Ltd.	26,000	105,075
Jimoto Holdings, Inc.	67,900	96,334
Jin Co., Ltd.	4,200	194,654
JK Holdings Co., Ltd.	5,600	27,611
JMS Co., Ltd.	15,000	40,170
Joban Kosan Co., Ltd. (d)	1,700	25,073
Joshin Denki Co., Ltd.	23,000	197,585
JP-Holdings, Inc.	17,900	49,354
JSP Corp.	5,100	115,910
Juki Corp.	11,200	81,779
Juroku Bank, Ltd. (The)	131,000	373,702
Justsystems Corp.	9,700	86,004
JVC Kenwood Corp.	53,300	134,050
K&O Energy Group, Inc.	6,700	96,126
K’s Holdings Corp.	7,500	123,892
kabu.com Securities Co., Ltd.	52,100	175,131
Kadokawa Dwango (b)	12,508	182,068
Kaga Electronics Co., Ltd.	7,200	89,089
Kakiyasu Honten Co., Ltd.	3,800	69,108
Kameda Seika Co., Ltd.	4,100	229,299
Kamei Corp.	13,900	121,086
Kanaden Corp.	9,700	95,708
Kanagawa Chuo Kotsu Co., Ltd.	18,000	127,394
Kanamoto Co., Ltd.	8,800	226,196
Kandenko Co., Ltd.	41,000	378,219
Kanematsu Corp.	149,000	231,293

MSF-109

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kanematsu Electronics, Ltd.	4,300	$81,450
Kanemi Co., Ltd.	100	3,384
Kansai Urban Banking Corp.	11,000	112,484
Kanto Denka Kogyo Co., Ltd. (d)	15,000	135,487
Kasai Kogyo Co., Ltd.	8,600	89,827
Katakura & Co-op Agri Corp.	8,000	16,747
Katakura Industries Co., Ltd.	11,500	137,062
Kato Sangyo Co., Ltd.	7,100	168,081
Kato Works Co., Ltd.	3,800	79,371
Kawada Technologies, Inc.	1,500	66,235
Kawai Musical Instruments Manufacturing Co., Ltd.	2,600	45,532
Kawasaki Kinkai Kisen Kaisha, Ltd.	7,000	19,536
Kawasaki Kisen Kaisha, Ltd. (d)	122,000	314,008
Kawasumi Laboratories, Inc.	4,900	27,816
Keihanshin Building Co., Ltd.	14,500	73,120
Keihin Co. Ltd/Minato-Ku Tokyo Japan	23,000	29,860
Keihin Corp.	17,200	272,997
Keiyo Bank, Ltd. (The)	113,000	479,867
Keiyo Co., Ltd.	17,200	87,951
Kenko Mayonnaise Co., Ltd.	3,600	127,959
KEY Coffee, Inc.	7,500	140,851
KFC Holdings Japan, Ltd.	4,000	72,919
Kimoto Co., Ltd.	14,900	34,400
Kimura Chemical Plants Co., Ltd.	3,300	11,662
King Jim Co., Ltd.	5,800	48,473
Kinki Sharyo Co., Ltd. (The)	1,200	27,469
Kintetsu Department Store Co., Ltd. (b)	19,000	65,632
Kintetsu World Express, Inc.	10,800	139,719
Kissei Pharmaceutical Co., Ltd.	8,100	216,335
Kita-Nippon Bank, Ltd. (The)	4,000	107,534
Kitagawa Iron Works Co., Ltd.	3,100	51,087
Kitamura Co., Ltd.	3,700	28,467
Kitano Construction Corp.	22,000	57,481
Kito Corp.	8,200	78,977
Kitz Corp.	39,200	216,180
Kiyo Bank, Ltd. (The)	33,500	525,567
KLab, Inc. (b)	10,600	66,364
KNT-CT Holdings Co., Ltd. (b)	33,000	36,647
Koa Corp.	13,800	117,736
Koatsu Gas Kogyo Co., Ltd.	13,000	87,196
Kobe Bussan Co., Ltd.	3,600	99,971
Kobe Electric Railway Co., Ltd. (b)	5,000	17,827
Kobelco Eco-Solutions Co., Ltd.	6,000	23,005
Kohnan Shoji Co., Ltd.	13,000	252,883
Kohsoku Corp.	5,400	51,127
Koike Sanso Kogyo Co., Ltd.	7,000	17,110
Kojima Co., Ltd.	12,000	26,139
Kokusai Co., Ltd.	3,400	27,923
Kokuyo Co., Ltd.	33,800	489,990
KOMAIHALTEC, Inc.	2,400	46,635
Komatsu Seiren Co., Ltd.	16,300	104,318
Komatsu Wall Industry Co., Ltd.	2,700	44,903
Komeri Co., Ltd.	12,300	298,696
Komori Corp.	20,000	251,620
Konaka Co., Ltd.	7,300	34,282
Kondotec, Inc.	9,400	69,535

Japan—(Continued)
Konishi Co., Ltd.	13,200	165,018
Konoike Transport Co., Ltd.	3,200	43,592
Kosaido Co., Ltd. (b)	3,700	11,161
Koshidaka Holdings Co., Ltd.	2,500	42,477
Kotobuki Spirits Co., Ltd.	6,700	172,513
Kourakuen Holdings Corp.	2,900	44,893
Krosaki Harima Corp.	24,000	61,860
KRS Corp.	2,200	52,095
KU Holdings Co., Ltd.	8,000	62,324
Kumagai Gumi Co., Ltd.	91,000	235,238
Kura Corp.	3,300	160,694
Kurabo Industries, Ltd.	93,000	176,436
Kureha Corp.	5,200	190,679
Kurimoto, Ltd.	3,500	59,615
Kuroda Electric Co., Ltd.	13,800	264,439
Kusuri No. Aoki Co., Ltd.	4,900	250,064
KYB Corp.	74,000	330,967
Kyodo Printing Co., Ltd.	51,000	167,478
Kyoei Steel, Ltd.	6,100	115,765
Kyokuto Boeki Kaisha, Ltd.	9,000	17,034
Kyokuto Kaihatsu Kogyo Co., Ltd.	11,400	131,577
Kyokuto Securities Co., Ltd.	7,600	97,494
Kyokuyo Co., Ltd.	3,500	95,006
KYORIN Holdings, Inc.	16,100	364,928
Kyoritsu Maintenance Co., Ltd.	3,259	203,598
Kyoritsu Printing Co., Ltd.	6,800	20,211
Kyosan Electric Manufacturing Co., Ltd.	29,000	110,087
Kyowa Electronic Instruments Co., Ltd.	8,000	27,777
Kyowa Exeo Corp.	32,300	459,975
Kyowa Leather Cloth Co., Ltd.	3,300	25,049
Kyudenko Corp.	12,500	457,702
Kyushu Financial Group, Inc.	124,300	848,313
LAC Co., Ltd.	5,900	60,029
Land Business Co., Ltd.	7,100	19,066
Lasertec Corp.	6,100	116,989
LEC, Inc.	3,400	81,958
Leopalace21 Corp.	82,400	543,721
Life Corp.	6,500	207,193
Link And Motivation, Inc.	8,900	22,276
Lintec Corp.	17,100	342,018
Livesense, Inc. (b)	3,500	15,606
Look, Inc.	11,000	15,344
M&A Capital Partners Co., Ltd. (b)	700	15,006
Macnica Fuji Electronics Holdings, Inc.	16,350	187,008
Maeda Corp.	40,000	339,591
Maeda Kosen Co., Ltd.	5,700	64,863
Maeda Road Construction Co., Ltd.	21,000	375,750
Maezawa Kasei Industries Co., Ltd.	6,800	66,662
Maezawa Kyuso Industries Co., Ltd.	5,600	74,884
Makino Milling Machine Co., Ltd.	40,000	246,478
Mamiya-Op Co., Ltd.	1,900	21,877
Mandom Corp.	5,200	237,738
Mani, Inc.	5,700	127,859
Mars Engineering Corp.	3,600	71,522
Marubun Corp.	8,200	47,475
Marudai Food Co., Ltd.	51,000	248,476
Maruei Department Store Co., Ltd. (b)	8,000	6,497

MSF-110

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Marufuji Sheet Piling Co., Ltd.	13,000	$28,474
Maruha Nichiro Corp.	13,900	377,664
Maruka Machinery Co., Ltd.	2,900	33,766
Marusan Securities Co., Ltd.	7,600	62,819
Maruwa Co., Ltd.	3,700	139,538
Maruyama Manufacturing Co., Inc.	15,000	25,152
Maruzen CHI Holdings Co., Ltd. (b)	15,500	57,993
Maruzen Showa Unyu Co., Ltd.	28,000	106,887
Marvelous, Inc. (d)	9,500	73,993
Matsuda Sangyo Co., Ltd.	7,000	96,034
Matsui Construction Co., Ltd.	9,000	105,596
Matsuya Foods Co., Ltd.	2,500	77,722
Max Co., Ltd.	15,000	180,793
Maxvalu Nishinihon Co., Ltd.	2,400	38,377
Maxvalu Tokai Co., Ltd.	5,000	88,564
MEC Co., Ltd.	7,300	72,852
Medical System Network Co., Ltd.	5,300	24,923
Megachips Corp.	7,600	155,867
Megmilk Snow Brand Co., Ltd.	13,500	493,048
Meidensha Corp.	58,000	190,876
Meiji Shipping Co., Ltd.	8,500	31,127
Meiko Electronics Co., Ltd. (b)	7,500	26,551
Meiko Network Japan Co., Ltd.	7,200	63,700
Meisei Industrial Co., Ltd.	17,000	81,068
Meitec Corp.	9,500	333,726
Meito Sangyo Co., Ltd.	4,500	59,169
Meiwa Corp.	10,900	36,485
Meiwa Estate Co., Ltd.	5,200	28,958
Melco Holdings, Inc.	4,500	109,376
Michinoku Bank, Ltd. (The)	69,000	135,949
Micronics Japan Co., Ltd.	8,600	115,089
Mie Bank, Ltd. (The)	4,300	84,903
Mikuni Corp.	3,000	9,757
Milbon Co., Ltd.	3,660	179,480
Mimasu Semiconductor Industry Co., Ltd.	8,200	97,112
Minato Bank, Ltd. (The)	6,300	100,718
Ministop Co., Ltd.	5,400	93,211
Miraial Co., Ltd.	2,900	20,269
Mirait Holdings Corp.	24,400	207,560
Miroku Jyoho Service Co., Ltd.	5,900	115,493
Misawa Homes Co., Ltd.	11,400	86,732
Mitani Corp.	9,100	276,201
Mitani Sekisan Co., Ltd.	4,100	93,472
Mito Securities Co., Ltd.	24,000	56,981
Mitsuba Corp.	13,200	174,059
Mitsubishi Nichiyu Forklift Co., Ltd.	8,000	53,121
Mitsubishi Paper Mills, Ltd. (b)	14,400	97,342
Mitsubishi Pencil Co., Ltd.	5,900	292,631
Mitsubishi Research Institute, Inc.	2,700	84,725
Mitsubishi Shokuhin Co., Ltd.	4,800	155,690
Mitsubishi Steel Manufacturing Co., Ltd.	65,000	107,887
Mitsuboshi Belting, Ltd.	22,000	187,442
Mitsui Engineering & Shipbuilding Co., Ltd.	300,000	422,582
Mitsui High-Tec, Inc.	11,600	79,637
Mitsui Home Co., Ltd.	14,000	65,664
Mitsui Matsushima Co., Ltd.	6,600	76,414
Mitsui Mining & Smelting Co., Ltd.	242,000	506,448

Japan—(Continued)
Mitsui Sugar Co., Ltd.	7,200	173,528
Mitsui-Soko Holdings Co., Ltd.	47,000	149,333
Mitsumi Electric Co., Ltd. (b)	33,000	186,379
Mitsumura Printing Co., Ltd.	5,000	10,544
Mitsuuroko Group Holdings Co., Ltd.	12,900	73,676
Miyaji Engineering Group, Inc.	27,000	40,299
Miyazaki Bank, Ltd. (The)	73,000	193,797
Miyoshi Oil & Fat Co., Ltd.	40,000	49,903
Mizuno Corp.	37,000	198,546
Mochida Pharmaceutical Co., Ltd.	3,500	273,896
Modec, Inc.	3,000	53,534
Monex Group, Inc.	73,600	172,993
Money Partners Group Co., Ltd.	7,100	33,703
Monogatari Corp. (The)	1,700	75,533
MORESCO Corp.	2,500	31,649
Morinaga & Co., Ltd.	10,000	482,108
Morinaga Milk Industry Co., Ltd.	70,000	559,448
Morita Holdings Corp.	12,500	177,266
Morozoff, Ltd.	13,000	56,550
Mory Industries, Inc.	2,800	44,687
Mr Max Corp.	10,500	33,275
MTI, Ltd.	9,200	56,758
Mugen Estate Co., Ltd.	400	2,966
Murakami Corp.	3,000	50,729
Musashi Seimitsu Industry Co., Ltd.	7,900	185,487
Musashino Bank, Ltd. (The)	12,600	318,549
Mutoh Holdings Co., Ltd.	9,000	20,500
NAC Co., Ltd.	3,600	31,211
Nachi-Fujikoshi Corp.	60,000	220,754
Nafco Co., Ltd.	1,400	22,535
Nagaileben Co., Ltd.	5,600	124,773
Nagano Bank, Ltd. (The)	4,300	81,453
Nagano Keiki Co., Ltd.	4,200	24,481
Nagase & Co., Ltd.	2,600	31,269
Nagatanien Holdings Co., Ltd.	12,000	155,671
Nagawa Co., Ltd.	2,800	100,473
Nakabayashi Co., Ltd.	24,000	56,290
Nakamuraya Co., Ltd.	1,900	87,624
Nakanishi, Inc.	4,100	148,928
Nakano Corp.	4,000	15,863
Nakayama Steel Works, Ltd. (b)	6,300	41,391
Nakayamafuku Co., Ltd.	2,000	15,611
Namura Shipbuilding Co., Ltd.	18,956	127,997
Nanto Bank, Ltd. (The)	9,700	343,517
Narasaki Sangyo Co., Ltd.	4,000	9,253
Natori Co., Ltd.	2,600	44,976
NDS Co., Ltd.	2,700	65,939
NEC Capital Solutions, Ltd.	3,800	62,755
NEC Networks & System Integration Corp.	9,100	154,706
NET One Systems Co., Ltd.	31,600	219,852
Neturen Co., Ltd.	9,800	75,079
New Japan Chemical Co., Ltd. (b)	9,900	14,088
New Japan Radio Co., Ltd. (b)	6,000	19,830
Next Co., Ltd.	17,000	139,714
Nexyz Group Corp.	1,300	18,448
Nice Holdings, Inc.	40,000	55,938
Nichi-iko Pharmaceutical Co., Ltd.	13,200	252,656

MSF-111

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nichia Steel Works, Ltd.	13,000	$28,225
Nichias Corp.	33,000	291,478
Nichiban Co., Ltd.	8,000	61,111
Nichicon Corp.	23,900	190,515
Nichiden Corp.	3,100	87,533
Nichiha Corp.	9,600	214,027
NichiiGakkan Co., Ltd.	17,500	136,424
Nichimo Co., Ltd.	16,000	23,974
Nichireki Co., Ltd.	9,000	65,463
Nihon Chouzai Co., Ltd.	1,660	72,638
Nihon Dempa Kogyo Co., Ltd.	7,600	60,975
Nihon Eslead Corp.	2,700	27,685
Nihon House Holdings Co., Ltd.	15,000	60,782
Nihon Kagaku Sangyo Co., Ltd.	3,000	21,074
Nihon Nohyaku Co., Ltd.	14,000	70,694
Nihon Parkerizing Co., Ltd.	31,600	461,356
Nihon Plast Co., Ltd.	2,500	23,968
Nihon Tokushu Toryo Co., Ltd.	2,200	27,656
Nihon Trim Co., Ltd.	1,300	78,059
Nihon Unisys, Ltd.	16,900	216,463
Nihon Yamamura Glass Co., Ltd.	45,000	77,106
Nikkato Corp.	300	1,153
Nikkiso Co., Ltd.	21,500	192,821
Nikko Co., Ltd.	1,800	29,026
Nikkon Holdings Co., Ltd.	22,600	492,128
Nippon Air Conditioning Services Co., Ltd.	9,600	54,689
Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	97,680
Nippon Carbide Industries Co., Inc.	23,000	32,401
Nippon Carbon Co., Ltd. (d)	39,000	66,794
Nippon Ceramic Co., Ltd.	5,200	96,990
Nippon Chemi-Con Corp.	59,000	96,429
Nippon Chemical Industrial Co., Ltd.	30,000	70,645
Nippon Chemiphar Co., Ltd.	800	33,643
Nippon Coke & Engineering Co., Ltd.	71,000	57,895
Nippon Commercial Development Co., Ltd.	400	6,807
Nippon Concrete Industries Co., Ltd.	14,000	50,148
Nippon Denko Co., Ltd.	56,465	95,404
Nippon Densetsu Kogyo Co., Ltd.	14,100	264,195
Nippon Felt Co., Ltd.	8,600	43,108
Nippon Filcon Co., Ltd.	5,200	25,076
Nippon Fine Chemical Co., Ltd.	5,800	45,488
Nippon Flour Mills Co., Ltd.	22,500	345,460
Nippon Gas Co., Ltd.	9,600	299,314
Nippon Hume Corp.	8,200	50,323
Nippon Kanzai Co., Ltd.	4,800	71,124
Nippon Kasei Chemical Co., Ltd.	18,000	23,370
Nippon Kayaku Co., Ltd.	10,000	107,793
Nippon Kinzoku Co., Ltd. (b)	1,900	17,538
Nippon Kodoshi Corp.	1,600	12,337
Nippon Koei Co., Ltd.	31,000	142,999
Nippon Koshuha Steel Co., Ltd.	31,000	21,760
Nippon Light Metal Holdings Co., Ltd.	198,000	426,688
Nippon Paper Industries Co., Ltd.	7,000	127,836
Nippon Parking Development Co., Ltd.	65,100	91,166
Nippon Pillar Packing Co., Ltd.	9,600	97,171
Nippon Piston Ring Co., Ltd.	3,200	48,447
Nippon Rietec Co., Ltd.	7,000	62,218

Japan—(Continued)
Nippon Road Co., Ltd. (The)	27,000	108,675
Nippon Seiki Co., Ltd.	15,000	286,057
Nippon Seisen Co., Ltd.	10,000	45,073
Nippon Sharyo, Ltd. (b)	26,000	68,426
Nippon Sheet Glass Co., Ltd. (b) (d)	33,000	263,281
Nippon Signal Co., Ltd.	20,700	174,505
Nippon Soda Co., Ltd. (d)	50,000	213,846
Nippon Steel & Sumikin Bussan Corp.	5,196	184,024
Nippon Suisan Kaisha, Ltd.	80,500	345,861
Nippon Systemware Co., Ltd.	1,300	23,078
Nippon Thompson Co., Ltd.	27,000	100,049
Nippon Valqua Industries, Ltd.	6,000	81,811
Nippon Yakin Kogyo Co., Ltd.	54,000	78,703
Nipro Corp.	30,700	389,908
Nishi-Nippon Railroad Co., Ltd.	47,000	225,981
Nishikawa Rubber Co., Ltd.	1,200	17,741
Nishimatsu Construction Co., Ltd.	104,000	483,713
Nishimatsuya Chain Co., Ltd.	4,900	74,390
Nishio Rent All Co., Ltd.	4,400	129,483
Nissan Shatai Co., Ltd.	1,300	11,987
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	24,764
Nissei ASB Machine Co., Ltd.	2,100	36,151
Nissei Build Kogyo Co., Ltd.	18,000	86,553
Nissei Corp.	3,700	34,832
Nissei Plastic Industrial Co., Ltd.	7,100	50,572
Nissha Printing Co., Ltd.	8,700	214,521
Nisshin Fudosan Co.	15,200	51,344
Nisshin Oillio Group, Ltd. (The)	51,000	236,798
Nisshin Steel Co., Ltd.	35,596	481,396
Nisshinbo Holdings, Inc.	47,000	465,798
Nissin Corp.	30,000	94,421
Nissin Electric Co., Ltd.	14,800	246,390
Nissin Kogyo Co., Ltd.	16,400	249,978
Nissui Pharmaceutical Co., Ltd.	6,000	68,405
Nitta Corp.	6,800	170,217
Nitta Gelatin, Inc.	4,500	32,027
Nittan Valve Co., Ltd.	6,300	22,612
Nittetsu Mining Co., Ltd.	2,500	97,030
Nitto Boseki Co., Ltd.	49,000	160,021
Nitto FC Co., Ltd.	4,500	37,097
Nitto Fuji Flour Milling Co., Ltd.	400	14,100
Nitto Kogyo Corp.	9,000	117,863
Nitto Kohki Co., Ltd.	4,700	110,308
Nitto Seiko Co., Ltd.	15,000	54,529
Nittoc Construction Co., Ltd.	13,550	64,109
Nittoku Engineering Co., Ltd.	5,200	63,758
NJS Co., Ltd.	3,300	37,189
Noevir Holdings Co., Ltd.	4,800	146,160
NOF Corp.	52,000	528,634
Nohmi Bosai, Ltd.	7,000	104,087
Nojima Corp.	4,200	52,087
Nomura Co., Ltd.	12,000	186,855
Noritake Co., Ltd.	5,600	129,551
Noritsu Koki Co., Ltd.	4,000	27,718
Noritz Corp.	12,400	255,900
North Pacific Bank, Ltd.	122,400	434,958
NS Solutions Corp.	10,200	178,703

MSF-112

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
NS United Kaiun Kaisha, Ltd.	41,000	$56,648
NSD Co., Ltd.	10,670	171,385
NTN Corp.	38,000	132,961
Nuflare Technology, Inc.	800	41,756
Obara Group, Inc.	4,400	172,739
Obayashi Road Corp.	10,000	63,243
Odelic Co., Ltd.	1,000	36,570
Oenon Holdings, Inc.	21,000	48,158
Ogaki Kyoritsu Bank, Ltd. (The)	140,000	467,020
Ohara, Inc.	4,700	28,739
Ohashi Technica, Inc.	4,600	57,502
Ohsho Food Service Corp.	3,600	141,191
Oiles Corp.	9,100	154,942
Oita Bank, Ltd. (The)	75,000	272,500
Okabe Co., Ltd.	16,000	130,426
Okamoto Industries, Inc.	16,000	200,317
Okamoto Machine Tool Works, Ltd.	14,000	20,508
Okamura Corp.	26,300	254,564
Okasan Securities Group, Inc.	7,000	36,003
Okaya Electric Industries Co., Ltd.	8,900	33,110
Oki Electric Industry Co., Ltd.	22,700	305,530
Okinawa Cellular Telephone Co.	4,900	148,059
Okinawa Electric Power Co., Inc. (The)	12,825	289,848
OKK Corp.	41,000	40,385
OKUMA Corp.	45,000	345,609
Okumura Corp.	63,000	358,016
Okura Industrial Co., Ltd.	26,000	95,809
Okuwa Co., Ltd.	10,000	93,476
Olympic Group Corp.	4,900	24,360
ONO Sokki Co., Ltd.	4,200	35,949
Onoken Co., Ltd.	7,400	91,361
Onward Holdings Co., Ltd.	49,000	353,390
Open House Co., Ltd.	4,200	89,776
OPT Holding, Inc.	4,700	34,745
Optex Co., Ltd.	4,700	111,486
Organo Corp.	18,000	73,543
Origin Electric Co., Ltd.	17,000	43,743
Osaka Organic Chemical Industry, Ltd.	5,900	39,998
Osaka Soda Co., Ltd.	30,000	122,609
Osaka Steel Co., Ltd.	5,900	107,166
OSAKA Titanium Technologies Co., Ltd. (b)	5,600	77,848
Osaki Electric Co., Ltd.	11,000	110,808
OSG Corp.	22,700	451,606
Otsuka Kagu, Ltd.	5,500	54,705
OUG Holdings, Inc.	7,000	17,697
Outsourcing, Inc.	3,100	135,665
Oyo Corp.	7,400	83,738
Pacific Industrial Co., Ltd.	17,600	201,380
Pacific Metals Co., Ltd. (b)	72,000	214,806
Pack Corp. (The)	5,600	150,704
Pal Group Holdings Co., Ltd.	3,800	87,751
Paltac Corp.	12,650	296,026
PanaHome Corp.	32,000	254,475
Panasonic Industrial Devices SUNX Co., Ltd.	6,800	38,205
Paramount Bed Holdings Co., Ltd.	6,000	226,368
Parco Co., Ltd.	8,100	75,859
Paris Miki Holdings, Inc.	17,000	74,025

Japan—(Continued)
Pasco Corp.	6,000	18,530
Pasona Group, Inc.	7,700	62,589
Penta-Ocean Construction Co., Ltd.	90,500	515,894
PIA Corp.	300	6,750
Pilot Corp.	10,800	451,078
Piolax, Inc.	3,500	218,069
Pioneer Corp. (b)	117,700	256,011
Plenus Co., Ltd.	7,800	142,123
Press Kogyo Co., Ltd.	37,000	158,110
Pressance Corp.	10,400	115,320
Prestige International, Inc.	13,400	109,241
Prima Meat Packers, Ltd.	48,000	174,096
Pronexus, Inc.	9,000	101,898
Proto Corp.	5,300	61,359
PS Mitsubishi Construction Co., Ltd.	8,800	30,773
Qol Co., Ltd.	3,400	49,043
Raito Kogyo Co., Ltd.	16,900	203,148
Rasa Industries, Ltd. (b)	26,000	27,270
Relo Holdings, Inc.	2,300	382,649
Renaissance, Inc.	2,800	34,979
Rengo Co., Ltd.	81,000	495,755
Renown, Inc. (b)	29,200	30,059
Resort Solution Co., Ltd.	4,000	12,493
Retail Partners Co., Ltd.	1,300	15,226
Rheon Automatic Machinery Co., Ltd.	5,000	33,859
Rhythm Watch Co., Ltd.	30,000	53,417
Riberesute Corp.	4,300	31,801
Ricoh Leasing Co., Ltd.	6,400	176,849
Right On Co., Ltd.	5,900	60,669
Riken Corp.	3,500	120,610
Riken Keiki Co., Ltd.	6,000	71,551
Riken Technos Corp.	15,000	72,949
Riken Vitamin Co., Ltd.	2,700	127,586
Ringer Hut Co., Ltd.	4,200	97,316
Rion Co., Ltd.	2,200	29,047
Riso Kagaku Corp.	9,458	154,694
Riso Kyoiku Co., Ltd.	11,590	58,687
Rock Field Co., Ltd.	6,600	98,375
Rohto Pharmaceutical Co., Ltd.	23,000	395,974
Rokko Butter Co., Ltd.	3,600	103,786
Roland DG Corp.	3,000	67,315
Round One Corp.	28,300	191,874
Royal Holdings Co., Ltd.	9,000	155,948
Ryobi, Ltd.	47,000	208,798
Ryoden Corp.	16,000	100,186
Ryosan Co., Ltd.	12,900	393,384
Ryoyo Electro Corp.	8,600	104,944
S Foods, Inc.	4,100	107,126
S&B Foods, Inc.	600	28,715
Sac’s Bar Holdings, Inc.	6,850	73,757
Saibu Gas Co., Ltd.	136,000	335,619
Saizeriya Co., Ltd.	10,300	234,368
Sakai Chemical Industry Co., Ltd.	42,000	136,150
Sakai Heavy Industries, Ltd.	14,000	26,523
Sakai Moving Service Co., Ltd.	2,600	66,107
Sakai Ovex Co., Ltd.	1,600	30,484
Sakata INX Corp.	11,800	143,317

MSF-113

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sakata Seed Corp.	9,300	$235,486
Sala Corp.	12,900	78,667
SAMTY Co., Ltd.	2,600	26,994
San Holdings, Inc.	2,500	35,749
San-A Co., Ltd.	5,700	285,308
San-Ai Oil Co., Ltd.	25,000	170,682
San-In Godo Bank, Ltd. (The)	59,000	403,485
Sanden Holdings Corp.	42,000	125,270
Sanei Architecture Planning Co., Ltd.	4,300	50,065
Sangetsu Corp.	21,200	410,811
Sanken Electric Co., Ltd. (b)	37,000	119,409
Sanki Engineering Co., Ltd.	23,700	211,536
Sanko Marketing Foods Co., Ltd.	3,100	28,651
Sanko Metal Industrial Co., Ltd.	1,000	29,109
Sankyo Frontier Co., Ltd.	2,000	18,075
Sankyo Seiko Co., Ltd.	16,300	51,661
Sankyo Tateyama, Inc.	11,200	182,174
Sankyu, Inc.	96,000	551,406
Sanoh Industrial Co., Ltd.	10,100	62,221
Sanshin Electronics Co., Ltd.	12,800	110,518
Sanwa Holdings Corp.	43,900	424,783
Sanyo Chemical Industries, Ltd.	4,200	179,243
Sanyo Denki Co., Ltd.	16,000	87,932
Sanyo Electric Railway Co., Ltd.	20,000	102,844
Sanyo Housing Nagoya Co., Ltd.	3,000	26,703
Sanyo Industries, Ltd.	13,000	22,461
Sanyo Shokai, Ltd.	51,000	84,565
Sanyo Special Steel Co., Ltd.	47,000	263,547
Sapporo Holdings, Ltd.	17,100	473,377
Sata Construction Co., Ltd.	2,600	10,049
Sato Holdings Corp.	6,900	150,586
Sato Restaurant Systems Co., Ltd.	4,800	38,364
Sato Shoji Corp.	6,500	47,784
Satori Electric Co., Ltd.	7,100	50,084
Sawada Holdings Co., Ltd.	10,300	103,043
Saxa Holdings, Inc.	24,000	51,177
SBS Holdings, Inc.	6,900	61,743
Scroll Corp.	13,100	48,437
SEC Carbon, Ltd.	7,000	13,716
Secom Joshinetsu Co., Ltd.	900	28,923
Seibu Electric Industry Co., Ltd.	2,400	48,482
Seika Corp.	28,000	73,967
Seikitokyu Kogyo Co., Ltd.	12,500	63,407
Seiko Holdings Corp.	44,000	138,785
Seino Holdings Co., Ltd.	13,100	137,657
Seiren Co., Ltd.	19,100	227,406
Sekisui Jushi Corp.	12,900	209,358
Sekisui Plastics Co., Ltd.	12,000	86,259
Senko Co., Ltd.	31,000	215,897
Senshu Electric Co., Ltd.	2,400	38,951
Senshu Ikeda Holdings, Inc.	84,000	370,217
Senshukai Co., Ltd.	13,800	96,050
Septeni Holdings Co., Ltd.	27,500	122,820
Seria Co., Ltd.	3,500	283,599
Shibaura Electronics Co., Ltd.	2,800	51,283
Shibaura Mechatronics Corp.	18,000	43,256
Shibusawa Warehouse Co., Ltd. (The)	25,000	71,011

Japan—(Continued)
Shibuya Corp.	6,500	122,586
Shidax Corp.	9,600	39,411
Shiga Bank, Ltd. (The)	89,000	432,810
Shikibo, Ltd.	56,000	63,195
Shikoku Bank, Ltd. (The)	95,000	202,581
Shikoku Chemicals Corp.	16,000	145,695
Shima Seiki Manufacturing, Ltd.	10,400	283,801
Shimachu Co., Ltd.	20,500	509,757
Shimane Bank, Ltd. (The)	2,500	30,007
Shimizu Bank, Ltd. (The)	4,900	130,354
Shimojima Co., Ltd.	6,300	67,043
Shin Nippon Air Technologies Co., Ltd.	7,300	86,048
Shin-Etsu Polymer Co., Ltd.	22,600	151,350
Shin-Keisei Electric Railway Co., Ltd.	23,000	89,292
Shinagawa Refractories Co., Ltd.	20,000	37,570
Shindengen Electric Manufacturing Co., Ltd.	28,000	110,349
Shinkawa, Ltd. (b)	5,300	36,988
Shinko Electric Industries Co., Ltd.	27,600	156,043
Shinko Plantech Co., Ltd.	16,100	114,867
Shinko Shoji Co., Ltd.	7,700	82,318
Shinko Wire Co., Ltd.	12,000	15,124
Shinmaywa Industries, Ltd.	34,000	224,990
Shinnihon Corp.	11,800	107,108
Shinoken Group Co., Ltd.	900	19,064
Shinsho Corp.	1,400	24,462
Shinwa Co., Ltd.	3,900	58,038
Ship Healthcare Holdings, Inc.	14,200	436,264
Shizuki Electric Co., Inc.	8,000	53,174
Shizuoka Gas Co., Ltd.	21,300	168,059
Shobunsha Publications, Inc.	6,700	37,059
Shochiku Co., Ltd.	3,000	36,438
Shoei Foods Corp.	4,300	63,074
Shofu, Inc.	3,900	54,478
Shoko Co., Ltd. (b)	19,000	14,461
Showa Aircraft Industry Co., Ltd.	4,000	37,043
Showa Corp.	17,600	92,681
Showa Denko KK	22,600	285,008
Showa Sangyo Co., Ltd.	33,000	172,884
Siix Corp.	4,800	194,239
Sinanen Holdings Co., Ltd.	3,600	73,871
Sinfonia Technology Co., Ltd.	42,000	68,877
Sinko Industries, Ltd.	6,400	81,973
Sintokogio, Ltd.	21,100	194,892
SKY Perfect JSAT Holdings, Inc.	29,800	146,393
SMK Corp.	23,000	76,243
SMS Co., Ltd.	7,300	194,824
SNT Corp.	7,800	36,275
Soda Nikka Co., Ltd.	7,000	32,285
Sodick Co., Ltd.	16,800	124,349
Soft99 Corp.	5,100	35,246
Softbank Technology Corp.	1,600	48,778
Software Service, Inc.	1,200	50,941
Sogo Medical Co., Ltd.	2,400	78,456
Sotoh Co., Ltd.	4,300	49,506
Space Co., Ltd.	5,800	70,385
Sparx Group Co., Ltd.	35,900	64,376
SPK Corp.	2,500	50,988

MSF-114

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
SRA Holdings	3,100	$67,053
Srg Takamiya Co., Ltd.	5,200	28,992
ST Corp.	6,900	81,723
St. Marc Holdings Co., Ltd.	5,100	139,575
Star Micronics Co., Ltd.	12,600	157,546
Starts Corp., Inc.	5,800	107,445
Starzen Co., Ltd.	2,800	142,295
Stella Chemifa Corp.	4,300	165,339
Step Co., Ltd.	4,100	46,236
Studio Alice Co., Ltd.	2,900	63,527
Subaru Enterprise Co., Ltd.	1,000	3,968
Sugimoto & Co., Ltd.	3,800	44,694
Sumco Corp.	2,200	18,098
Sumida Corp.	6,300	62,380
Suminoe Textile Co., Ltd.	23,000	53,161
Sumitomo Bakelite Co., Ltd.	79,000	413,120
Sumitomo Densetsu Co., Ltd.	7,700	80,369
Sumitomo Mitsui Construction Co., Ltd.	260,300	244,345
Sumitomo Osaka Cement Co., Ltd.	150,000	697,265
Sumitomo Precision Products Co., Ltd.	12,000	38,950
Sumitomo Real Estate Sales Co., Ltd.	5,960	121,278
Sumitomo Riko Co., Ltd.	16,700	156,946
Sumitomo Seika Chemicals Co., Ltd.	3,600	127,469
Sumitomo Warehouse Co., Ltd. (The)	53,000	282,085
Sun Frontier Fudousan Co., Ltd.	7,600	76,757
Sun-Wa Technos Corp.	3,900	27,777
Suncall Corp.	11,000	50,318
SWCC Showa Holdings Co., Ltd. (b)	116,000	80,374
Systena Corp.	6,700	128,401
T Hasegawa Co., Ltd.	9,100	168,452
T RAD Co., Ltd.	36,000	69,991
T&K Toka Co., Ltd.	10,000	95,547
T-Gaia Corp.	8,400	119,800
Tabuchi Electric Co., Ltd.	8,900	29,835
Tachi-S Co., Ltd.	10,300	167,442
Tachibana Eletech Co., Ltd.	5,640	56,421
Tadano, Ltd.	38,000	373,419
Taihei Dengyo Kaisha, Ltd.	12,000	120,571
Taiheiyo Kouhatsu, Inc.	21,000	16,206
Taiho Kogyo Co., Ltd.	7,800	86,011
Taikisha, Ltd.	9,800	241,510
Taiko Bank, Ltd. (The)	41,000	87,856
Taiko Pharmaceutical Co., Ltd.	2,300	37,040
Taisei Lamick Co., Ltd.	2,200	62,096
Taiyo Holdings Co., Ltd.	5,300	182,921
Taiyo Yuden Co., Ltd.	26,600	262,734
Takachiho Koheki Co., Ltd.	400	3,600
Takagi Securities Co., Ltd.	18,000	22,731
Takamatsu Construction Group Co., Ltd.	5,400	125,038
Takano Co., Ltd.	6,000	42,259
Takaoka Toko Co., Ltd.	5,365	113,202
Takara Holdings, Inc.	34,300	320,625
Takara Leben Co., Ltd.	28,600	192,662
Takara Printing Co., Ltd.	3,100	41,929
Takara Standard Co., Ltd.	19,500	362,063
Takasago International Corp.	6,400	171,687
Takasago Thermal Engineering Co., Ltd.	19,500	290,283

Japan—(Continued)
Takashima & Co., Ltd.	25,000	41,305
Takata Corp. (b)	14,300	50,568
Take And Give Needs Co., Ltd.	4,010	18,373
Takeei Corp.	8,200	66,781
Takeuchi Manufacturing Co., Ltd.	10,000	168,590
Takihyo Co., Ltd.	13,000	54,737
Takiron Co., Ltd.	21,000	95,804
Takisawa Machine Tool Co., Ltd.	22,000	28,818
Takuma Co., Ltd.	25,000	236,161
Tama Home Co., Ltd.	8,500	43,277
Tamron Co., Ltd.	6,000	97,210
Tamura Corp.	26,000	98,891
Tanseisha Co., Ltd.	11,750	87,615
TASAKI & Co., Ltd.	800	11,821
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	59,857
Tayca Corp.	12,000	63,252
TBK Co., Ltd.	8,000	32,369
Teac Corp. (b)	40,000	14,218
TECHNO ASSOCIE Co., Ltd.	300	2,726
Techno Medica Co., Ltd.	2,400	38,332
Techno Ryowa, Ltd.	4,800	27,511
Teikoku Electric Manufacturing Co., Ltd.	6,800	54,769
Teikoku Sen-I Co., Ltd.	6,900	107,739
Teikoku Tsushin Kogyo Co., Ltd.	24,000	36,337
Tenma Corp.	6,200	98,743
Teraoka Seisakusho Co., Ltd.	200	700
Tigers Polymer Corp.	2,200	15,285
TKC Corp.	6,700	208,389
Toa Corp.	9,600	86,849
Toa Corp.	8,200	151,597
Toa Oil Co., Ltd.	32,000	40,803
TOA ROAD Corp.	18,000	45,215
Toabo Corp.	3,400	16,955
Toagosei Co., Ltd.	37,000	401,917
Tobishima Corp.	55,600	95,044
Tobu Store Co., Ltd.	1,100	30,559
TOC Co., Ltd.	15,800	131,828
Tocalo Co., Ltd.	4,800	104,842
Tochigi Bank, Ltd. (The)	45,000	182,525
Toda Corp.	81,000	427,124
Toda Kogyo Corp.	11,000	31,547
Toei Animation Co., Ltd.	1,800	90,479
Toei Co., Ltd.	28,000	226,295
Toenec Corp.	16,000	78,622
Toho Bank, Ltd. (The)	83,000	291,900
Toho Co., Ltd.	4,000	91,892
Toho Holdings Co., Ltd.	20,600	436,931
Toho Zinc Co., Ltd.	50,000	162,623
Tohoku Bank, Ltd. (The)	56,000	79,243
Tohokushinsha Film Corp.	4,800	31,343
Tohto Suisan Co., Ltd.	1,400	22,490
Tokai Carbon Co., Ltd.	68,000	184,825
Tokai Corp.	3,900	138,216
TOKAI Holdings Corp. (d)	23,700	152,069
Tokai Lease Co., Ltd.	16,000	30,490
Tokai Rika Co., Ltd.	8,800	172,431
Tokai Tokyo Financial Holdings, Inc.	20,300	98,383

MSF-115

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Token Corp.	2,960	$220,413
Tokushu Tokai Paper Co., Ltd.	3,900	138,814
Tokuyama Corp. (b)	106,000	445,222
Tokyo Dome Corp.	31,000	289,622
Tokyo Electron Device, Ltd.	2,400	35,964
Tokyo Energy & Systems, Inc.	10,000	104,372
Tokyo Individualized Educational Institute, Inc.	5,000	27,603
Tokyo Keiki, Inc.	21,000	34,555
Tokyo Ohka Kogyo Co., Ltd.	13,100	397,945
Tokyo Rakutenchi Co., Ltd.	17,000	81,331
Tokyo Rope Manufacturing Co., Ltd.	4,600	76,995
Tokyo Sangyo Co., Ltd.	12,000	46,695
Tokyo Seimitsu Co., Ltd.	13,800	368,204
Tokyo Steel Manufacturing Co., Ltd.	36,800	248,879
Tokyo Tekko Co., Ltd.	17,000	67,452
Tokyo Theatres Co., Inc.	42,000	48,527
Tokyo TY Financial Group, Inc.	9,724	272,432
Tokyotokeiba Co., Ltd.	31,000	61,751
Tokyu Recreation Co., Ltd.	6,000	47,075
Toli Corp.	20,000	62,523
Tomato Bank, Ltd.	5,500	80,004
Tomen Devices Corp.	1,500	27,591
Tomoe Corp.	12,500	41,070
Tomoe Engineering Co., Ltd.	2,100	32,240
Tomoegawa Co., Ltd.	12,000	24,055
Tomoku Co., Ltd.	31,000	87,102
TOMONY Holdings, Inc.	69,000	321,308
Tomy Co., Ltd.	22,400	235,920
Tonami Holdings Co., Ltd.	22,000	58,437
Toppan Forms Co., Ltd.	19,800	207,261
Topre Corp.	14,800	311,063
Topy Industries, Ltd.	9,100	187,111
Toridoll.corp	6,900	158,312
Torigoe Co., Ltd. (The)	9,200	67,388
Torii Pharmaceutical Co., Ltd.	3,600	77,931
Torishima Pump Manufacturing Co., Ltd.	9,700	101,215
Tosei Corp.	13,200	99,006
Toshiba Machine Co., Ltd.	42,000	143,895
Toshiba Plant Systems & Services Corp.	14,100	227,490
Toshiba TEC Corp. (b)	13,000	52,567
Tosho Co., Ltd.	2,400	106,165
Tosho Printing Co., Ltd.	14,000	63,509
Totetsu Kogyo Co., Ltd.	8,400	240,860
Tottori Bank, Ltd. (The)	3,700	60,045
Toukei Computer Co., Ltd.	1,400	26,690
Tow Co., Ltd.	3,600	22,988
Towa Bank, Ltd. (The)	115,000	101,223
Towa Corp.	8,000	101,495
Towa Pharmaceutical Co., Ltd.	2,800	113,644
Toyo Construction Co., Ltd.	25,499	110,647
Toyo Corp.	9,600	96,782
Toyo Denki Seizo KK	16,000	50,821
Toyo Engineering Corp.	38,000	123,097
Toyo Ink SC Holdings Co., Ltd.	76,000	340,678
Toyo Kanetsu KK	48,000	100,768
Toyo Kohan Co., Ltd.	16,000	44,820
Toyo Machinery & Metal Co., Ltd.	7,800	28,383

Japan—(Continued)
Toyo Securities Co., Ltd.	23,000	41,272
Toyo Sugar Refining Co., Ltd.	9,000	9,522
Toyo Tanso Co., Ltd.	5,300	69,040
Toyo Tire & Rubber Co., Ltd.	2,900	40,896
Toyo Wharf & Warehouse Co., Ltd.	25,000	40,162
Toyobo Co., Ltd.	332,000	557,019
TPR Co., Ltd.	7,300	205,264
Trancom Co., Ltd.	2,300	144,531
Transcosmos, Inc.	7,700	202,863
Trusco Nakayama Corp.	6,900	368,035
Trust Tech, Inc.	3,000	50,027
TS Tech Co., Ltd.	2,600	65,849
TSI Holdings Co., Ltd.	28,205	163,805
Tsubakimoto Chain Co.	47,000	363,877
Tsubakimoto Kogyo Co., Ltd.	8,000	22,276
Tsudakoma Corp. (b)	16,000	25,738
Tsugami Corp.	25,000	130,708
Tsukada Global Holdings, Inc.	7,200	50,198
Tsukamoto Corp. Co., Ltd.	21,000	22,247
Tsukishima Kikai Co., Ltd.	8,600	95,410
Tsukuba Bank, Ltd.	34,500	99,191
Tsukui Corp.	18,800	133,799
Tsumura & Co.	6,600	187,637
Tsurumi Manufacturing Co., Ltd.	6,100	95,094
Tsutsumi Jewelry Co., Ltd.	3,800	63,300
TTK Co., Ltd.	4,000	19,762
TV Tokyo Holdings Corp.	3,700	81,224
TYK Corp.	6,000	9,642
Tyo, Inc.	9,600	13,563
U-Shin, Ltd.	10,600	75,909
UACJ Corp.	110,850	333,772
Ube Industries, Ltd.	229,000	437,761
Uchida Yoko Co., Ltd.	21,000	86,378
Ueki Corp.	11,000	23,394
UKC Holdings Corp.	5,000	81,927
Ulvac, Inc.	13,900	413,260
Uniden Holdings Corp. (b)	25,000	37,873
Union Tool Co.	3,400	90,303
Unipres Corp.	13,900	245,414
United Arrows, Ltd.	6,000	145,900
United Super Markets Holdings, Inc.	22,300	220,331
Unitika, Ltd. (b)	156,000	89,614
Universal Entertainment Corp. (b)	7,500	223,062
Unizo Holdings Co., Ltd.	3,800	106,269
Usen Corp.	40,800	124,851
Ushio, Inc.	39,000	449,839
UT Group Co., Ltd. (b)	9,800	63,084
Utoc Corp.	5,100	16,445
Valor Holdings Co., Ltd.	11,800	332,886
Village Vanguard Co., Ltd.	2,300	28,521
Vital KSK Holdings, Inc.	14,200	150,351
Vitec Holdings Co., Ltd.	3,700	37,812
VT Holdings Co., Ltd.	24,300	129,171
Wacoal Holdings Corp.	29,000	326,933
Wacom Co., Ltd.	46,700	140,697
Wakachiku Construction Co., Ltd.	46,000	65,854
Wakamoto Pharmaceutical Co., Ltd.	9,000	20,689

MSF-116

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Wakita & Co., Ltd.	15,300	$115,885
Warabeya Nichiyo Holdings Co., Ltd.	5,000	104,578
WATAMI Co., Ltd.	7,600	83,609
Weathernews, Inc.	2,100	63,059
Wellnet Corp.	4,600	60,383
West Holdings Corp.	7,200	50,965
Wood One Co., Ltd.	19,000	44,724
Wowow, Inc.	2,200	60,487
Xebio Holdings Co., Ltd.	8,700	130,209
Y. A. C. Co., Ltd.	4,900	64,695
Yachiyo Industry Co., Ltd.	3,900	34,041
Yahagi Construction Co., Ltd.	10,900	98,512
Yaizu Suisankagaku Industry Co., Ltd.	4,400	44,361
YAMABIKO Corp.	12,800	114,894
Yamagata Bank, Ltd. (The)	52,000	219,229
Yamaichi Electronics Co., Ltd.	8,200	69,441
Yamanashi Chuo Bank, Ltd. (The)	71,000	306,037
Yamatane Corp.	3,400	44,990
Yamato Corp.	9,000	47,002
Yamato International, Inc.	6,700	26,210
Yamato Kogyo Co., Ltd.	1,800	53,342
Yamaya Corp.	1,150	17,159
Yamazawa Co., Ltd.	1,000	16,668
Yamazen Corp.	19,500	148,993
Yaoko Co., Ltd.	5,200	205,501
Yashima Denki Co., Ltd.	7,500	40,802
Yasuda Logistics Corp.	7,400	44,566
Yellow Hat, Ltd.	5,800	119,321
Yodogawa Steel Works, Ltd.	7,600	203,643
Yokogawa Bridge Holdings Corp.	12,800	143,035
Yokohama Reito Co., Ltd. (d)	18,600	197,521
Yokowo Co., Ltd.	7,900	49,720
Yomeishu Seizo Co., Ltd.	3,000	53,413
Yomiuri Land Co., Ltd.	13,000	61,497
Yondenko Corp.	8,000	31,270
Yondoshi Holdings, Inc.	4,600	106,770
Yorozu Corp.	7,900	115,940
Yoshinoya Holdings Co., Ltd. (d)	17,300	247,869
Yuasa Funashoku Co., Ltd.	13,000	36,036
Yuasa Trading Co., Ltd.	6,700	153,755
Yuken Kogyo Co., Ltd.	17,000	28,476
Yuki Gosei Kogyo Co., Ltd.	6,000	12,958
Yumeshin Holdings Co., Ltd.	10,100	77,424
Yurtec Corp.	17,000	93,842
Yusen Logistics Co., Ltd.	7,100	68,826
Yushiro Chemical Industry Co., Ltd.	3,700	52,388
Yutaka Giken Co., Ltd.	600	11,862
Zappallas, Inc. (b)	4,900	17,718
Zenrin Co., Ltd.	7,900	140,281
Zensho Holdings Co., Ltd.	31,700	565,929
ZERIA Pharmaceutical Co., Ltd.	9,200	155,899
Zojirushi Corp.	9,800	159,195
Zuiko Corp.	1,000	40,771
Zuken, Inc.	7,200	77,777

		165,371,958

Liechtenstein—0.0%
VP Bank AG	358	37,832

Luxembourg—0.0%
B&M European Value Retail S.A.	2,609	8,623
d’Amico International Shipping S.A. (b)	60,320	22,253
L’Occitane International S.A.	53,500	106,711

		137,587

Macau—0.0%
Macau Legend Development, Ltd. (b)	359,000	75,612

Malta—0.1%
Unibet Group plc	77,749	722,045

Netherlands—2.3%
Aalberts Industries NV	34,547	1,177,969
Accell Group	11,551	293,544
AMG Advanced Metallurgical Group NV	12,258	256,535
Amsterdam Commodities NV	6,535	162,580
APERAM S.A.	33,328	1,503,753
Arcadis NV	33,193	477,651
ASM International NV	19,662	804,198
BE Semiconductor Industries NV	23,461	801,189
Beter Bed Holding NV	5,373	120,172
BinckBank NV	28,201	160,837
Boskalis Westminster	18,250	649,485
Brack Capital Properties NV	442	39,957
Brunel International NV	10,850	189,833
Corbion NV	20,382	548,849
Delta Lloyd NV	179,865	825,783
Euronext NV	1,413	60,293
Fugro NV (b)	18,901	305,853
Gemalto NV	9,032	579,139
Heijmans NV (b)	14,562	131,908
Hunter Douglas NV	2,423	134,107
IMCD Group NV	712	31,269
KAS Bank NV	6,580	59,229
Kendrion NV	3,947	120,512
Koninklijke BAM Groep NV	119,230	552,758
Koninklijke Vopak NV	6,562	344,426
Nederland Apparatenfabriek	2,241	75,523
Ordina NV (b)	44,115	99,411
PostNL NV (b)	162,817	739,100
QIAGEN NV (b)	51,378	1,414,519
SBM Offshore NV	72,035	1,023,428
Sligro Food Group NV	10,629	394,281
SNS REAAL NV (a) (b) (c)	105,329	0
STMicroelectronics NV	37,151	303,236
Telegraaf Media Groep NV	13,542	52,779
TKH Group NV	13,932	544,403
TomTom NV (b)	51,405	492,052
Van Lanschot NV	45	910
Wessanen	35,515	456,009

		15,927,480

MSF-117

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

New Zealand—1.4%
a2 Milk Co., Ltd. (b)	134,580	$179,792
Abano Healthcare Group, Ltd.	880	5,479
Air New Zealand, Ltd.	205,023	278,237
Briscoe Group, Ltd.	13,123	36,664
Chorus, Ltd.	118,473	337,971
Contact Energy, Ltd.	88,793	326,433
Ebos Group, Ltd.	40,837	561,790
Fisher & Paykel Healthcare Corp., Ltd.	222,816	1,627,799
Freightways, Ltd.	70,453	337,149
Genesis Energy, Ltd.	31,057	47,220
Hallenstein Glasson Holdings, Ltd.	19,012	42,246
Heartland Bank, Ltd.	72,313	79,542
Hellaby Holdings, Ltd.	13,986	33,818
Infratil, Ltd.	240,934	568,589
Kathmandu Holdings, Ltd.	23,984	35,494
Mainfreight, Ltd.	36,048	466,443
Mercury NZ, Ltd.	39,959	88,479
Methven, Ltd.	19,898	19,279
Metlifecare, Ltd.	34,148	155,562
Metro Performance Glass, Ltd.	8,816	13,763
New Zealand Oil & Gas, Ltd. (b)	131,264	53,560
New Zealand Refining Co., Ltd. (The)	27,432	49,005
NZME, Ltd. (b)	71,247	37,050
NZX, Ltd.	114,554	88,530
Opus International Consultants, Ltd.	4,000	2,477
Pacific Edge, Ltd. (b)	17,353	5,818
PGG Wrightson, Ltd.	58,545	22,683
Port of Tauranga, Ltd.	28,482	406,930
Restaurant Brands New Zealand, Ltd.	51,556	215,150
Rubicon, Ltd. (b)	9,922	1,515
Ryman Healthcare, Ltd.	78,785	552,762
Sanford, Ltd.	314	1,465
Scales Corp., Ltd.	7,570	17,830
Skellerup Holdings, Ltd.	29,759	29,668
SKY Network Television, Ltd.	114,579	410,881
SKYCITY Entertainment Group, Ltd.	276,301	923,556
Summerset Group Holdings, Ltd.	25,600	99,002
TOWER, Ltd.	59,836	40,397
Trade Me Group, Ltd.	117,080	479,456
TrustPower, Ltd.	13,980	78,464
Vector, Ltd.	138,110	331,884
Warehouse Group, Ltd. (The)	54,373	116,198
Xero, Ltd. (b)	18,888	266,853
Z Energy, Ltd.	18,298	111,980

		9,584,863

Norway—0.9%
ABG Sundal Collier Holding ASA	112,462	71,601
AF Gruppen ASA	945	18,692
Akastor ASA (b)	13,919	14,861
Aker ASA - A Shares	3,036	104,429
Aker Solutions ASA (b)	16,210	76,042
American Shipping Co. ASA (b)	12,027	38,061
Atea ASA (b)	22,644	229,947
Austevoll Seafood ASA	29,238	246,279
Biotec Pharmacon ASA (b)	10,494	16,670

Norway—(Continued)
Bonheur ASA	10,311	62,219
Borregaard ASA	10,433	93,884
BW LPG, Ltd.	6,290	18,001
BW Offshore, Ltd. (b)	1,465,525	62,598
Deep Sea Supply plc (b)	40,102	7,145
Det Norske Oljeselskap ASA (b)	34,725	553,438
DNO ASA (b)	109,545	111,475
Ekornes ASA	11,636	149,392
Farstad Shipping ASA (b)	6,040	5,452
Fred Olsen Energy ASA (b)	4,442	6,203
Frontline, Ltd. (d)	7,321	52,720
Grieg Seafood ASA	11,731	93,848
Hexagon Composites ASA (b)	24,991	90,101
Hoegh LNG Holdings, Ltd.	13,626	145,719
Kongsberg Automotive ASA (b)	185,093	151,638
Kvaerner ASA	92,750	112,575
Nordic Semiconductor ASA (b)	44,887	219,718
Norske Skogindustrier ASA (b)	121,097	44,448
Norwegian Air Shuttle ASA (b) (d)	8,166	299,037
Ocean Yield ASA	3,896	32,124
Odfjell SE - A Shares (b)	1,949	6,631
Opera Software ASA (b)	21,316	147,979
Petroleum Geo-Services ASA (b) (d)	55,241	121,883
PhotoCure ASA (b)	5,477	27,355
ProSafe SE (b)	76,897	4,924
Protector Forsikring ASA	6,585	62,743
Q-Free ASA (b)	24,256	24,570
REC Silicon ASA (b) (d)	643,607	90,062
Salmar ASA	4,638	141,838
Scatec Solar ASA	670	2,603
Sevan Marine ASA (b)	16,466	37,820
Solstad Offshore ASA (b)	5,178	10,070
Songa Offshore (b)	318,078	7,975
SpareBank 1 SMN	40,946	285,622
SpareBank 1 SR Bank ASA	4,926	28,108
Stolt-Nielsen, Ltd.	5,818	75,779
TGS Nopec Geophysical Co. ASA	9,581	173,122
Tomra Systems ASA	37,589	436,758
Treasure ASA (b)	21,003	46,549
Veidekke ASA	52,136	802,444
Wilh Wilhelmsen ASA	21,003	63,166
Wilh Wilhelmsen Holding ASA - Class A	4,777	101,233
XXL ASA	2,285	31,363

		5,858,914

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	20,025

Portugal—0.3%
Altri SGPS S.A.	41,235	144,060
Banco BPI S.A. (b)	181,563	230,473
Banco Comercial Portugues S.A. - Class R (b) (d)	10,046,492	173,405
Banco Espirito Santo S.A. (a) (b) (c)	89,078	0
CTT-Correios de Portugal S.A.	5,621	37,855
Mota-Engil SGPS S.A.	40,942	78,601
Navigator Co. S.A. (The)	131,380	377,602

MSF-118

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—(Continued)
NOS SGPS S.A.	73,113	$497,470
Novabase SGPS S.A.	7,827	17,497
REN - Redes Energeticas Nacionais SGPS S.A.	94,602	276,624
Semapa-Sociedade de Investimento e Gestao	873	11,170
Sonae SGPS S.A.	280,308	214,121
Teixeira Duarte S.A.	59,382	13,341

		2,072,219

Singapore—1.1%
Abterra, Ltd. (b)	51,720	13,274
Ascendas India Trust	16,900	13,379
ASL Marine Holdings, Ltd.	105,000	12,993
Ausgroup, Ltd. (b)	143,000	5,524
Baker Technology, Ltd.	33,200	14,170
Banyan Tree Holdings, Ltd. (b)	155,000	46,033
Bonvests Holdings, Ltd.	18,000	16,251
Boustead Projects, Ltd. (b)	24,607	12,593
Boustead Singapore, Ltd.	82,025	48,466
Breadtalk Group, Ltd.	37,000	27,270
Broadway Industrial Group, Ltd. (b)	156,399	24,733
Bukit Sembawang Estates, Ltd.	72,000	236,290
Centurion Corp., Ltd.	38,000	9,614
China Aviation Oil Singapore Corp., Ltd.	132,600	130,729
Chip Eng Seng Corp., Ltd.	157,000	73,145
Chuan Hup Holdings, Ltd.	125,000	23,341
Cordlife Group, Ltd.	39,000	34,492
Cosco Corp. Singapore, Ltd. (b)	477,000	92,625
Creative Technology, Ltd. (b)	22,600	15,957
CSE Global, Ltd.	197,000	59,754
CW Group Holdings, Ltd.	106,000	23,946
CWT, Ltd.	81,000	118,923
Delfi, Ltd.	66,000	101,000
DMX Technologies Group, Ltd. (a) (b) (c)	186,000	11,150
Dyna-Mac Holdings, Ltd. (b)	98,000	7,664
Elec & Eltek International Co., Ltd.	23,000	20,125
Ezion Holdings, Ltd. (b)	516,229	105,963
Ezra Holdings, Ltd. (b)	1,000,703	42,639
Far East Orchard, Ltd.	74,044	82,764
First Resources, Ltd.	86,700	116,753
First Sponsor Group, Ltd.	8,628	8,252
FJ Benjamin Holdings, Ltd. (b)	106,000	3,771
Food Empire Holdings, Ltd. (b)	54,000	11,906
Fragrance Group, Ltd. (b)	752,800	89,653
Frasers Centrepoint, Ltd.	17,300	18,885
Gallant Venture, Ltd. (b)	126,000	11,548
Geo Energy Resources, Ltd. (b)	155,000	15,784
GK Goh Holdings, Ltd.	12,000	7,502
GL, Ltd.	188,000	107,777
Global Premium Hotels, Ltd. (b)	73,200	15,636
GMG Global, Ltd. (b)	202,200	73,518
Golden Agri-Resources, Ltd.	407,000	106,617
Golden Energy & Resources, Ltd. (a) (b) (c)	8,539	939
GuocoLand, Ltd.	28,000	41,044
Hanwell Holdings, Ltd. (b)	19,000	3,135
Haw Par Corp., Ltd.	10,300	68,222
Hi-P International, Ltd.	99,500	34,030

Singapore—(Continued)
Hiap Hoe, Ltd.	58,000	29,844
Ho Bee Land, Ltd.	87,000	138,024
Hong Fok Corp., Ltd.	146,740	72,149
Hong Leong Asia, Ltd.	41,000	21,397
Hotel Grand Central, Ltd.	1,000	997
Hour Glass, Ltd. (The)	129,000	62,740
Hwa Hong Corp., Ltd.	138,000	29,081
Hyflux, Ltd.	179,500	62,644
Indofood Agri Resources, Ltd.	152,000	50,319
Innovalues, Ltd.	64,000	40,205
k1 Ventures, Ltd.	80,800	58,109
Keppel Infrastructure Trust	549,659	204,034
Keppel Telecommunications & Transportation, Ltd.	44,000	59,781
Koh Brothers Group, Ltd.	97,000	20,628
Lian Beng Group, Ltd.	157,000	55,306
Low Keng Huat Singapore, Ltd.	122,600	48,604
Lum Chang Holdings, Ltd.	115,000	30,419
M1, Ltd.	75,600	133,424
Marco Polo Marine, Ltd. (b)	51,000	2,169
Metro Holdings, Ltd.	141,600	95,698
Mewah International, Inc.	110,000	21,051
Midas Holdings, Ltd.	452,000	76,426
Nam Cheong, Ltd. (b)	321,000	12,380
NSL, Ltd.	15,000	15,492
Olam International, Ltd.	45,700	69,189
Overseas Union Enterprise, Ltd.	174,000	223,210
Oxley Holdings, Ltd.	155,000	47,930
Pan-United Corp., Ltd.	43,000	19,092
Penguin International, Ltd.	64,333	10,103
QAF, Ltd.	86,667	77,021
Raffles Education Corp., Ltd.	384,774	50,756
Raffles Medical Group, Ltd.	147,006	165,160
RHT Health Trust	53,500	40,969
Rickmers Maritime (b)	110,000	3,227
Riverstone Holdings, Ltd.	40,000	26,484
Rotary Engineering, Ltd.	85,000	23,758
Roxy-Pacific Holdings, Ltd.	85,750	26,882
SATS, Ltd.	100,500	366,958
SBS Transit, Ltd.	40,500	69,086
Sembcorp Industries, Ltd.	26,600	50,944
Sembcorp Marine, Ltd.	39,300	37,998
Sheng Siong Group, Ltd.	133,900	104,229
SHS Holdings, Ltd.	47,000	6,488
SIIC Environment Holdings, Ltd. (b)	136,000	61,924
Sim Lian Group, Ltd.	121,500	96,845
Sinarmas Land, Ltd.	694,000	250,035
Sing Holdings, Ltd.	82,000	18,941
Singapore Post, Ltd.	239,600	256,423
Singapore Reinsurance Corp., Ltd.	1,000	220
Sino Grandness Food Industry Group, Ltd.	137,000	44,015
SMRT Corp., Ltd.	175,000	215,820
Stamford Land Corp., Ltd.	278,000	94,766
Sunningdale Tech, Ltd.	60,600	46,679
Super Group, Ltd.	143,000	83,646
Swiber Holdings, Ltd. (a) (b) (c)	117,749	9,412
Tuan Sing Holdings, Ltd.	169,000	36,727
UMS Holdings, Ltd.	93,000	42,010

MSF-119

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
United Engineers, Ltd.	138,000	$250,114
United Industrial Corp., Ltd.	13,600	27,128
United Overseas Insurance, Ltd. (c)	4,000	13,669
UOB-Kay Hian Holdings, Ltd.	131,440	126,359
UOL Group, Ltd.	34,300	141,762
UPP Holdings, Ltd.	46,000	6,394
Vard Holdings, Ltd. (b)	203,000	23,028
Venture Corp., Ltd.	97,000	642,886
Vibrant Group, Ltd.	47,600	12,031
Vicom, Ltd.	2,000	8,363
Wee Hur Holdings, Ltd.	85,000	14,990
Wheelock Properties Singapore, Ltd.	58,000	63,308
Wing Tai Holdings, Ltd.	159,621	198,321
Yeo Hiap Seng, Ltd.	19,712	18,825
YHI International, Ltd.	39,000	9,152
Yongnam Holdings, Ltd. (b)	241,875	35,400

		7,769,377

Spain—2.1%
Acciona S.A.	7,188	543,181
Acerinox S.A.	70,013	926,093
Adveo Group International S.A.	6,292	23,537
Almirall S.A.	20,336	312,348
Amper S.A. (b)	12,087	1,792
Atresmedia Corp. de Medios de Comunicacion S.A.	21,362	234,211
Azkoyen S.A.	1,608	8,861
Baron de Ley (b)	1,139	132,812
Bolsas y Mercados Espanoles S.A.	27,936	829,894
Caja de Ahorros del Mediterraneo (a) (b) (c)	14,621	0
Cementos Portland Valderrivas S.A. (b)	4,058	28,172
Cie Automotive S.A.	17,266	339,813
Construcciones y Auxiliar de Ferrocarriles S.A.	588	236,337
Distribuidora Internacional de Alimentacion S.A.	184,598	1,142,805
Duro Felguera S.A.	27,756	37,104
Ebro Foods S.A.	25,801	599,959
Elecnor S.A.	11,262	104,245
Ence Energia y Celulosa S.A	61,968	135,047
Ercros S.A. (b)	60,314	121,957
Faes Farma S.A.	168,810	651,388
Fluidra S.A.	12,850	64,092
Gamesa Corp. Tecnologica S.A.	69,346	1,660,434
Grupo Catalana Occidente S.A.	21,149	628,392
Grupo Ezentis S.A. (b)	39,717	25,431
Iberpapel Gestion S.A.	600	13,338
Indra Sistemas S.A. (b)	39,802	533,632
Inmobiliaria Colonial S.A.	25,688	186,840
Laboratorios Farmaceuticos Rovi S.A.	6,104	88,787
Liberbank S.A. (b)	9,453	7,912
Mediaset Espana Comunicacion S.A.	49,361	584,994
Melia Hotels International S.A.	21,300	265,593
Miquel y Costas & Miquel S.A.	4,480	192,812
NH Hotel Group S.A. (b)	69,951	319,032
Nmas1 Dinamia S.A.	3,678	33,575
Obrascon Huarte Lain S.A. (d)	35,775	143,511
Papeles y Cartones de Europa S.A.	20,612	110,910

Spain—(Continued)
Pescanova S.A. (a) (b) (c)	7,446	0
Pharma Mar S.A. (b)	72,263	229,730
Prim S.A.	3,013	28,065
Promotora de Informaciones S.A. - Class A (b)	13,933	89,284
Prosegur Cia de Seguridad S.A.	54,905	383,634
Quabit Inmobiliaria S.A. (b)	8,932	15,954
Realia Business S.A. (b)	112,366	122,451
Sacyr S.A.	107,800	227,420
Solaria Energia y Medio Ambiente S.A. (b)	19,439	16,484
Tecnicas Reunidas S.A.	11,115	433,203
Tecnocom Telecomunicaciones y Energia S.A.	13,592	52,295
Tubacex S.A.	28,250	83,720
Tubos Reunidos S.A. (b)	21,752	18,448
Urbas Grupo Financiero S.A. (b)	887,506	10,967
Vidrala S.A.	7,952	465,405
Viscofan S.A.	14,797	800,560
Vocento S.A. (b)	10,923	15,193
Zardoya Otis S.A.	9,760	93,851

		14,355,505

Sweden—3.4%
AAK AB	11,380	840,058
Acando AB	32,705	84,224
AddLife AB (b)	8,096	129,052
AddNode Group AB	1,849	13,143
AddTech AB - B Shares	25,912	405,498
AF AB - B Shares	24,002	467,015
Arise AB (b)	4,852	10,673
Atrium Ljungberg AB - B Shares	5,167	90,104
Avanza Bank Holding AB	7,660	302,476
Axactor AB (b)	49,626	15,493
B&B Tools AB - B Shares	12,796	285,494
BE Group AB (b)	1,962	9,323
Beijer Alma AB	9,404	232,323
Beijer Electronics AB	5,229	28,290
Beijer Ref AB	6,405	161,574
Betsson AB (b)	27,465	303,441
Bilia AB - A Shares	18,736	461,575
BillerudKorsnas AB	55,214	976,310
BioGaia AB - B Shares	5,094	148,436
Biotage AB	15,339	71,621
Bjorn Borg AB (b)	9,936	48,297
Bonava AB - B Shares (b)	684	8,623
Bulten AB	2,144	24,359
Bure Equity AB	17,448	204,786
Byggmax Group AB	18,326	138,221
Castellum AB	73,943	1,107,098
Clas Ohlson AB - B Shares	16,271	253,091
Cloetta AB - B Shares	92,493	335,307
Concentric AB	21,708	292,080
Concordia Maritime AB - B Shares	4,217	7,514
Dios Fastigheter AB	17,696	133,480
Doro AB (b)	3,391	24,894
Duni AB	15,028	228,581
East Capital Explorer AB	7,088	47,508
Elekta AB - B Shares	9,189	88,957

MSF-120

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Eniro AB (b) (d)	223,372	$9,893
Fabege AB	48,889	890,875
Fagerhult AB	6,390	170,870
Fastighets AB Balder - B Shares (b)	323	8,578
Gunnebo AB	12,816	59,146
Haldex AB	17,698	248,516
Hemfosa Fastigheter AB	14,975	162,250
HIQ International AB (b)	23,043	163,788
HMS Networks AB	709	22,850
Hoist Finance AB	2,616	25,157
Holmen AB - B Shares	15,352	546,556
Hufvudstaden AB - A Shares	15,492	268,196
Indutrade AB	26,721	573,189
Intrum Justitia AB	21,993	709,005
Inwido AB	3,779	51,075
JM AB	23,748	648,428
KappAhl AB	29,980	152,607
Karolinska Development AB - Class B (b)	7,514	6,212
Klovern AB - B Shares	114,185	141,949
Know It AB	9,489	88,488
Kungsleden AB	47,047	343,942
Lagercrantz Group AB - B Shares	24,681	242,941
Lindab International AB	21,316	209,243
Loomis AB - Class B	25,196	777,914
Medivir AB - B Shares (b)	10,470	85,086
Mekonomen AB	9,225	179,579
Modern Times Group MTG AB - B Shares	9,830	251,604
MQ Holding AB	9,112	35,983
Mycronic AB	38,874	484,923
NCC AB - B Shares	9,031	236,478
Nederman Holding AB	932	22,486
Net Insight AB - Class B (b)	143,837	118,062
NetEnt AB (b)	45,991	420,504
New Wave Group AB - B Shares	15,773	93,257
Nibe Industrier AB - B Shares	60,765	540,470
Nobia AB	43,387	411,669
Nolato AB - B Shares	9,452	289,660
Nordnet AB - B Shares	33,249	109,202
OEM International AB - B Shares	498	8,548
Peab AB	53,219	458,678
Pricer AB - B Shares	32,212	35,282
Proact IT Group AB	4,203	69,561
Ratos AB - B Shares	40,725	193,275
Recipharm AB - B Shares	2,485	40,553
Rezidor Hotel Group AB	37,700	163,764
Saab AB - Class B	17,125	609,297
Sagax AB - Class B	14,540	154,605
SAS AB (b)	41,924	83,522
Scandi Standard AB	3,533	26,227
Sectra AB - B Shares	4,644	77,952
Semcon AB	5,540	30,331
SkiStar AB	9,076	146,502
SSAB AB (Helsinki Exchange) - A Shares (b)	27,650	80,640
SSAB AB (Helsinki Exchange) - B Shares (b)	156,539	381,557
SSAB AB (Stockholm Exchange) - A Shares (b)	54,482	158,590
SSAB AB (Stockholm Exchange) - B Shares (b)	112,731	274,623
Sweco AB - B Shares	29,847	614,816

Sweden—(Continued)
Systemair AB	4,286	59,328
Thule Group AB	1,584	27,036
Transcom Worldwide AB	1,837	13,329
Victoria Park AB - B Shares	4,080	11,634
Vitrolife AB	4,321	274,015
Wallenstam AB - B Shares	64,604	544,877
Wihlborgs Fastigheter AB	28,117	597,785

		22,915,877

Switzerland—5.3%
AFG Arbonia-Forster Holding AG (b)	10,560	164,460
Allreal Holding AG (b)	3,866	586,848
APG SGA S.A.	494	209,626
Aryzta AG (b)	1,533	68,026
Ascom Holding AG	14,174	255,322
Autoneum Holding AG	1,585	445,399
Bachem Holding AG - Class B	1,074	101,043
Baloise Holding AG	10,261	1,241,037
Bank Coop AG	2,772	118,819
Banque Cantonale de Geneve	375	114,270
Banque Cantonale Vaudoise	739	484,306
Basler Kantonalbank	130	9,059
Belimo Holding AG	215	708,704
Bell AG	560	245,237
Bellevue Group AG	3,322	49,283
Berner Kantonalbank AG	1,950	371,333
BFW Liegenschaften AG (b)	528	21,395
BKW AG	4,798	230,099
Bobst Group S.A.	5,636	314,367
Bossard Holding AG - Class A (b)	2,245	295,559
Bucher Industries AG	2,741	685,911
Burckhardt Compression Holding AG	1,211	343,106
Burkhalter Holding AG	1,441	194,499
Calida Holding AG (b)	2,002	65,840
Carlo Gavazzi Holding AG	48	11,759
Cembra Money Bank AG (b)	1,885	147,708
Cham Paper Holding AG (b)	113	37,822
Charles Voegele Holding AG (b)	4,263	27,893
Cicor Technologies (b)	644	16,572
Cie Financiere Tradition S.A.	557	43,833
Clariant AG (b)	41,461	712,789
Coltene Holding AG	1,326	95,618
Conzzeta AG	292	201,379
Daetwyler Holding AG	3,063	441,400
DKSH Holding AG	745	54,753
dorma+kaba Holding AG - Class B (b)	1,194	883,671
Edmond de Rothschild Suisse S.A.	3	41,730
EFG International AG (b)	20,307	99,534
Emmi AG (b)	1,190	813,953
Energiedienst Holding AG	3,017	75,137
Feintool International Holding AG (b)	684	81,672
Fenix Outdoor International AG	384	27,295
FIH Mobile, Ltd.	110,000	36,319
Flughafen Zuerich AG	7,945	1,550,932
Forbo Holding AG (b)	549	738,028
GAM Holding AG (b)	68,723	655,032

MSF-121

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Gategroup Holding AG (b)	10,889	$591,195
Georg Fischer AG	1,469	1,285,437
Gurit Holding AG (b)	292	266,001
Helvetia Holding AG	2,402	1,210,890
Hiag Immobilien Holding AG (b)	134	14,425
Highlight Communications AG (b)	7,829	46,073
HOCHDORF Holding AG (b)	117	31,734
Huber & Suhner AG	5,559	370,791
Implenia AG	7,306	516,591
Inficon Holding AG (b)	688	263,312
Interroll Holding AG	253	282,037
Intershop Holding AG	441	226,969
Jungfraubahn Holding AG	85	8,317
Kardex AG (b)	2,548	244,888
Komax Holding AG	1,399	342,586
Kudelski S.A. (b)	13,221	246,320
LEM Holding S.A.	279	315,899
Liechtensteinische Landesbank AG	2,973	119,348
Logitech International S.A.	59,506	1,335,015
Luzerner Kantonalbank AG (b)	1,489	613,118
MCH Group AG	831	58,294
Metall Zug AG - B Shares	66	214,821
Meyer Burger Technology AG (b)	24,493	83,463
Mikron Holding AG (b)	474	3,215
Mobilezone Holding AG	10,014	146,886
Mobimo Holding AG (b)	3,098	788,433
OC Oerlikon Corp. AG (b)	74,629	745,138
Orascom Development Holding AG (b)	5,250	33,309
Orell Fuessli Holding AG	428	54,640
Oriflame Holding AG (b)	4,387	160,879
Orior AG (b)	2,240	189,760
Panalpina Welttransport Holding AG	2,641	368,389
Phoenix Mecano AG	337	174,826
Plazza AG - Class A	292	70,633
PSP Swiss Property AG	9,560	911,178
Rieter Holding AG (b)	1,437	291,837
Romande Energie Holding S.A.	111	133,542
Schaffner Holding AG (b)	238	58,796
Schmolz & Bickenbach AG (b)	161,565	109,761
Schweiter Technologies AG	381	441,199
Siegfried Holding AG (b)	1,665	363,894
St. Galler Kantonalbank AG	1,175	459,725
Straumann Holding AG	3,005	1,174,626
Sulzer AG	2,848	297,422
Swiss Prime Site AG (b)	7,387	647,836
Swissquote Group Holding S.A. (b)	3,968	112,434
Tamedia AG	904	148,883
Tecan Group AG	2,995	525,320
Temenos Group AG (b)	22,137	1,394,528
U-Blox Holding AG (b)	2,430	524,079
Valiant Holding AG	5,102	468,919
Valora Holding AG	1,316	375,226
Vaudoise Assurances Holding S.A.	501	253,723
Vetropack Holding AG	88	146,017
Von Roll Holding AG (b)	7,038	4,857
Vontobel Holding AG	9,780	486,232
VZ Holding AG	86	24,082

Switzerland—(Continued)
Walliser Kantonalbank	1,160	91,240
Walter Meier AG	872	31,505
Warteck Invest AG	15	28,694
Ypsomed Holding AG (b)	1,609	329,433
Zehnder Group AG (b)	4,642	206,418
Zug Estates Holding AG - B Shares (b)	83	144,118
Zuger Kantonalbank AG	68	346,230

		36,073,763

United Arab Emirates—0.0%
Lamprell plc (b)	100,553	90,011

United Kingdom—15.7%
4imprint Group plc	6,953	157,926
888 Holdings plc	43,367	124,566
A.G.Barr plc	43,047	286,526
AA plc	16,440	63,010
Aberdeen Asset Management plc	24,859	104,930
Acacia Mining plc	56,954	366,838
Acal plc	17,866	63,537
Afren plc (a) (b) (c)	251,096	0
Aggreko plc	26,887	332,327
Air Partner plc	992	6,249
Amec Foster Wheeler plc	99,456	740,656
Anglo Pacific Group plc	35,633	50,972
Anglo-Eastern Plantations plc	4,252	27,091
Arrow Global Group plc	27,741	106,026
Ashmore Group plc	105,606	483,379
Atrium European Real Estate, Ltd.	114,274	509,557
Auto Trader Group plc	132,873	698,365
AVEVA Group plc	4,501	116,570
Avon Rubber plc	10,973	143,702
Balfour Beatty plc (b)	272,534	986,966
BBA Aviation plc	419,362	1,358,508
Beazley plc	227,019	1,140,390
Bellway plc	55,252	1,699,581
Berendsen plc	63,707	1,027,993
BGEO Group plc	6,261	236,048
Bioquell plc (b)	2,500	4,261
Bloomsbury Publishing plc	25,349	50,598
Bodycote plc	101,186	770,135
Booker Group plc	440,978	1,017,401
Bovis Homes Group plc	60,601	687,295
Braemar Shipping Services plc	7,120	31,816
Brammer plc	36,027	56,098
Brewin Dolphin Holdings plc	136,293	466,019
Britvic plc	71,540	559,141
BTG plc (b)	51,257	421,209
Cairn Energy plc (b)	234,247	570,804
Cape plc	51,292	138,781
Capital & Counties Properties plc	46,906	175,096
Carclo plc	16,990	29,435
Carillion plc	169,977	546,710
Carr’s Group plc	15,540	28,559
Castings plc	1,484	8,336
Centamin plc	342,133	656,342

MSF-122

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Centaur Media plc	92,526	$51,569
Chemring Group plc (b)	123,138	224,644
Chesnara plc	56,561	242,295
Cineworld Group plc	70,599	529,754
Clarkson plc	4,101	111,264
Close Brothers Group plc	58,401	1,036,080
CLS Holdings plc (b)	1,447	29,421
Cobham plc	545,934	1,187,884
Communisis plc	57,478	27,379
Computacenter plc	33,426	307,632
Connect Group plc	113,354	222,232
Consort Medical plc	23,287	326,607
Costain Group plc	21,151	98,723
Countrywide plc	2,910	8,174
Cranswick plc	22,242	674,078
Crest Nicholson Holdings plc	18,352	107,299
Creston plc	5,272	6,696
Daejan Holdings plc	670	48,519
Daily Mail & General Trust plc - Class A	83,431	805,095
Dairy Crest Group plc	61,577	517,188
De La Rue plc	29,428	226,659
Debenhams plc	426,182	307,862
Dechra Pharmaceuticals plc	29,807	538,176
Devro plc	61,396	189,198
Dialight plc (b)	3,360	30,442
Dignity plc	22,395	813,399
Diploma plc	38,305	436,415
Domino’s Pizza Group plc	147,744	714,814
Drax Group plc	137,597	544,669
DS Smith plc	336,909	1,678,178
Dunelm Group plc	12,749	140,726
E2V Technologies plc	74,152	230,429
Electrocomponents plc	174,930	769,670
Elementis plc	171,004	482,968
EnQuest plc (b)	429,925	149,376
Enterprise Inns plc (b)	256,620	309,335
Essentra plc	78,989	497,474
Euromoney Institutional Investor plc	14,736	211,820
Evraz plc (b)	60,200	125,459
Fenner plc	78,996	204,774
Ferrexpo plc (b)	36,701	35,296
Fidessa Group plc	14,501	452,164
Findel plc (b)	17,439	48,582
Firstgroup plc (b)	412,049	564,131
Foxtons Group plc	51,116	66,532
Fuller Smith & Turner plc - Class A	7,667	104,182
G4S plc	27,804	82,095
Galliford Try plc	39,495	678,629
Gem Diamonds, Ltd.	35,552	56,835
Genus plc	26,031	657,226
Go-Ahead Group plc	12,021	316,026
Grainger plc	49,592	148,074
Greene King plc	121,167	1,217,257
Greggs plc	41,552	546,116
Halfords Group plc	99,977	454,325
Halma plc	135,194	1,838,180
Hansard Global plc	2,566	3,743

United Kingdom—(Continued)
Hays plc	439,356	739,269
Headlam Group plc	56,817	363,767
Helical plc	63,391	221,879
Henderson Group plc	414,124	1,245,298
Henry Boot plc	1,476	3,769
Hill & Smith Holdings plc	46,114	677,799
Hilton Food Group plc	1,888	15,098
Hiscox, Ltd.	106,215	1,434,527
Hochschild Mining plc	74,658	279,784
Hogg Robinson Group plc	72,262	68,882
HomeServe plc	112,845	840,664
Howden Joinery Group plc	194,200	1,086,761
Hunting plc	52,837	314,082
Huntsworth plc	31,310	17,451
ICAP plc	200,242	1,209,732
IG Group Holdings plc	127,101	1,434,902
Imagination Technologies Group plc (b)	46,403	148,439
IMI plc	16,795	233,494
Inchcape plc	161,511	1,378,520
Indivior plc	125,255	498,056
Informa plc	48,781	450,659
Intermediate Capital Group plc	26,473	202,446
International Personal Finance plc	79,366	267,462
Interserve plc	69,361	330,840
IP Group plc (b)	139,902	304,770
ITE Group plc	58,016	122,196
J Sainsbury plc	127,854	407,081
James Fisher & Sons plc	20,005	422,217
Jardine Lloyd Thompson Group plc	46,166	605,561
JD Sports Fashion plc	33,766	644,890
JD Wetherspoon plc	38,521	470,082
John Menzies plc	14,551	109,986
John Wood Group plc	122,821	1,209,593
Jupiter Fund Management plc	111,316	613,776
KAZ Minerals plc (b)	44,157	126,682
Kcom Group plc	240,465	361,393
Keller Group plc	25,571	291,399
Kier Group plc	26,579	453,007
Ladbrokes plc	312,983	567,942
Laird plc	150,399	617,411
Lancashire Holdings, Ltd.	67,933	589,823
Laura Ashley Holdings plc	25,157	7,011
Lavendon Group plc	44,306	77,527
Lonmin plc (b)	12,029	31,211
Lookers plc	131,372	194,968
Low & Bonar plc	37,972	30,536
LSL Property Services plc	11,741	32,491
Man Group plc	598,620	873,664
Marshalls plc	63,336	234,129
Marston’s plc	328,476	623,977
McBride plc (b)	87,417	212,549
McColl’s Retail Group plc	6,996	15,710
Mears Group plc	41,542	247,377
Meggitt plc	11,991	70,104
Melrose Industries plc	718,835	1,626,848
Micro Focus International plc	55,820	1,590,276
Millennium & Copthorne Hotels plc	72,551	409,061

MSF-123

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Mitchells & Butlers plc	67,625	$240,868
Mitie Group plc	137,149	341,340
Moneysupermarket.com Group plc	143,669	559,554
Morgan Advanced Materials plc	113,848	428,149
Morgan Sindall Group plc	17,569	168,427
Mothercare plc (b)	51,119	78,449
N Brown Group plc	73,957	182,251
National Express Group plc	225,819	1,007,749
NCC Group plc	76,130	345,958
New World Resources plc - A Shares (a) (b) (c)	11,898	26
Northgate plc	48,315	270,550
Novae Group plc	22,502	223,417
OneSavings Bank plc	6,910	22,722
Ophir Energy plc (b)	122,457	122,328
Oxford Instruments plc	13,946	114,620
Pagegroup plc	84,971	370,944
PayPoint plc	19,490	260,727
Pendragon plc	345,188	134,225
Pennon Group plc	139,688	1,613,537
Petra Diamonds, Ltd.	172,115	289,576
Petrofac, Ltd.	30,916	357,240
Petropavlovsk plc (b)	68,962	6,141
Phoenix Group Holdings	51,559	586,630
Photo-Me International plc	27,274	54,844
Playtech plc	58,243	686,974
Porvair plc	2,554	13,205
Premier Farnell plc	101,808	242,803
Premier Foods plc (b)	334,879	228,963
Premier Oil plc (b)	172,107	152,807
Provident Financial plc	9,022	353,821
Punch Taverns plc (b)	16,132	22,112
PZ Cussons plc	102,110	481,224
QinetiQ Group plc	183,469	563,118
Rank Group plc	29,633	78,990
Rathbone Brothers plc	21,429	508,286
Raven Russia, Ltd. (b)	80,649	39,858
REA Holdings plc (b)	1,120	3,667
Redrow plc	150,678	781,205
Regus plc	206,169	695,745
Renishaw plc	17,538	599,439
Renold plc (b)	64,766	33,071
Rentokil Initial plc	576,032	1,659,744
Restaurant Group plc (The)	58,755	293,195
Ricardo plc	13,452	168,275
Rightmove plc	30,801	1,685,536
RM plc	43,283	80,996
Robert Walters plc	14,599	68,108
Rotork plc	286,300	783,791
RPC Group plc	142,285	1,770,457
RPS Group plc	100,537	225,072
Savills plc	62,765	583,168
SDL plc	33,826	203,983
Senior plc	166,890	495,576
Sepura plc	11,245	2,474
Serco Group plc (b)	29,745	50,390
Severfield plc	100,890	77,482
Shanks Group plc	160,917	227,462

United Kingdom—(Continued)
SIG plc	252,797	381,072
Soco International plc	50,968	89,349
Spectris plc	44,465	1,134,223
Speedy Hire plc	205,988	95,573
Spirax-Sarco Engineering plc	22,020	1,284,265
Spirent Communications plc	240,086	255,188
Sportech plc (b)	20,264	21,382
St. Ives plc	36,663	63,102
St. Modwen Properties plc	94,644	361,019
Stagecoach Group plc	127,734	349,723
Stallergenes Greer plc (b)	569	18,025
SThree plc	33,106	106,739
Stobart Group, Ltd.	12,441	26,889
SuperGroup plc	18,185	354,552
Synthomer plc	102,899	492,411
TalkTalk Telecom Group plc	151,305	396,150
Tate & Lyle plc	139,162	1,352,185
Ted Baker plc	8,336	266,228
Telecom Plus plc	21,749	311,805
Thomas Cook Group plc (b)	438,591	393,388
Topps Tiles plc	83,374	121,303
Tribal Group plc (b)	21,793	15,854
Trifast plc	6,100	11,860
Trinity Mirror plc	174,518	206,409
TT electronics plc	79,682	144,936
Tullett Prebon plc	109,940	475,376
Tullow Oil plc (b)	283,543	930,955
U & I Group plc	54,856	125,127
UBM plc	98,172	907,773
Ultra Electronics Holdings plc	27,882	640,795
UNITE Group plc (The)	97,058	798,212
Vectura Group plc (b)	245,376	440,133
Vedanta Resources plc	28,343	213,859
Vesuvius plc	97,752	445,073
Victrex plc	29,970	609,099
Vitec Group plc (The)	10,351	81,687
Volex plc (b)	20,438	11,195
Vp plc	1,199	10,903
Weir Group plc (The)	18,886	415,204
WH Smith plc	53,179	1,061,466
William Hill plc	315,264	1,243,050
Wincanton plc	37,122	98,515
Wireless Group plc	38,815	157,958
WS Atkins plc	34,945	719,721
Xaar plc	18,088	117,224
XP Power, Ltd.	3,554	76,238
Zeal Network SE	1,934	68,380

		106,685,188

United States—0.0%
Diebold, Inc.	4,495	110,856
Performance Sports Group, Ltd. (b)	1,854	7,532

		118,388

Total Common Stocks (Cost $569,948,652)		676,967,996

MSF-124

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Preferred Stocks—0.2%

Security Description	Shares/ Principal Amount*	Value

Germany—0.2%
Biotest AG	3,558	$51,249
FUCHS Petrolub SE	10,262	468,459
Jungheinrich AG	13,710	463,726
Sartorius AG	3,540	294,626
Sixt SE	554	23,830
Sto SE & Co. KGaA	102	12,714

Total Preferred Stocks (Cost $995,352)		1,314,604

Warrants—0.0%

Hong Kong—0.0%
Cheuk Nang Holdings, Ltd. (b)	2,584	650

Singapore—0.0%
Ezion Holdings, Ltd. (b)	88,393	3,435

Total Warrants (Cost $0)		4,085

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units), Expires 07/29/16 (b) (c)	9,600	0
Troy Resources, Ltd., Expires 10/04/16 (b)	14,690	0

		0

Austria—0.0%
Intercell AG (a) (b) (c)	24,163	0

Norway—0.0%
Solstad Offshore ASA, Expires 09/19/16 (b) (c)	803	301

United Kingdom—0.0%
Fortune Oil CVR (a) (b)	575,627	0

Total Rights (Cost $0)		301

Securities Lending Reinvestments (e)—2.2%

Certificates of Deposit—0.1%
Bank of Montreal 0.500%, 10/24/16	200,000	200,000
DZ Bank AG 0.950%, 01/03/17	200,000	200,000
KBC Bank NV 1.000%, 01/04/17	200,000	200,000

		600,000

Money Market Fund—0.0%
State Street Navigator Securities Lending MET Portfolio	9,740	9,740

Repurchase Agreements—2.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $1,200,093 on 10/03/16, collateralized by $1,134,018 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $1,224,000.	1,200,000	1,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $1,200,083 on 10/03/16, collateralized by $1,178,068 Corporate and Foreign Bonds with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $1,224,001.	1,200,000	1,200,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $1,000,042 on 10/03/16, collateralized by $972,192 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $1,020,000.	1,000,000	1,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $1,500,056 on 10/03/16, collateralized by $1,183,200 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $1,530,021.	1,500,000	1,500,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $1,800,148 on 10/03/16, collateralized by $1,718,422 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $1,836,768.	1,800,000	1,800,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $771,863 on 10/03/16, collateralized by $637,676 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $787,269.	771,832	771,832
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $2,500,146 on 10/03/16, collateralized by $3,998,902 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $2,550,149.	2,500,000	2,500,000

MSF-125

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $300,022 on 10/04/16, collateralized by $288,532 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $306,000.	300,000	$300,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $2,000,087 on 10/03/16, collateralized by $2,823,751 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $2,040,000.	2,000,000	2,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,500,058 on 10/03/16, collateralized by $1,404,270 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,530,031.	1,500,000	1,500,000

		13,771,832

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	90,318	90,318
Den Norske Bank, Oslo 0.400%, 10/03/16	200,000	200,000
Royal Bank of Canada 0.280%, 10/03/16	200,000	200,000

		490,318

Total Securities Lending Reinvestments (Cost $14,871,890)		14,871,890

Total Investments—101.7% (Cost $585,815,894) (f)		693,158,876
Other assets and liabilities (net)—(1.7)%		(11,443,685)

Net Assets—100.0%		$681,715,191

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Illiquid security. As of September 30, 2016, these securities represent 0.1% of net assets.
(d)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $11,776,679 and the collateral received consisted of cash in the amount of $14,471,890. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(f)	As of September 30, 2016, the aggregate cost of investments was $585,815,894. The aggregate unrealized appreciation and depreciation of investments were $205,109,758 and $(97,766,776), respectively, resulting in net unrealized appreciation of $107,342,982.

Ten Largest Industries as of September 30, 2016 (Unaudited)	% of Net Assets
Machinery	5.9
Metals & Mining	5.1
Real Estate Management & Development	4.3
Food Products	4.0
Banks	3.9
Chemicals	3.7
Construction & Engineering	3.7
Hotels, Restaurants & Leisure	3.4
Media	3.0
Capital Markets	2.9

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period.

MSF-126

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$54,225	$46,978,550	$56,811	$47,089,586
Austria	—	7,440,383	83	7,440,466
Belgium	1,052,566	11,975,817	—	13,028,383
Cambodia	—	302,636	—	302,636
Canada	54,436,704	25,544	804	54,463,052
China	—	92,794	—	92,794
Denmark	—	15,056,192	—	15,056,192
Finland	—	19,825,596	1,837	19,827,433
France	413,045	32,937,652	—	33,350,697
Germany	—	42,305,537	—	42,305,537
Hong Kong	450,586	20,745,396	15,093	21,211,075
Ireland	—	5,444,142	—	5,444,142
Isle of Man	—	602,809	—	602,809
Israel	19,780	5,348,382	—	5,368,162
Italy	—	23,568,388	0	23,568,388
Japan	—	165,313,649	58,309	165,371,958
Liechtenstein	—	37,832	—	37,832
Luxembourg	—	137,587	—	137,587
Macau	—	75,612	—	75,612
Malta	—	722,045	—	722,045
Netherlands	—	15,927,480	0	15,927,480
New Zealand	—	9,584,863	—	9,584,863
Norway	—	5,858,914	—	5,858,914
Philippines	—	20,025	—	20,025
Portugal	—	2,072,219	0	2,072,219
Singapore	144,211	7,603,665	21,501	7,769,377
Spain	—	14,355,505	0	14,355,505
Sweden	—	22,915,877	—	22,915,877
Switzerland	—	36,073,763	—	36,073,763
United Arab Emirates	—	90,011	—	90,011
United Kingdom	—	106,685,162	26	106,685,188
United States	118,388	—	—	118,388
Total Common Stocks	56,689,505	620,124,027	154,464	676,967,996
Total Preferred Stocks*	—	1,314,604	—	1,314,604
Total Warrants*	4,085	—	—	4,085
Rights
Australia	0	0	—	0
Austria	—	—	0	0
Norway	301	—	—	301
United Kingdom	—	—	0	0
Total Rights	301	0	0	301
Securities Lending Reinvestments
Certificates of Deposit	—	600,000	—	600,000
Money Market Fund	9,740	—	—	9,740
Repurchase Agreements	—	13,771,832	—	13,771,832
Time Deposits	—	490,318	—	490,318
Total Securities Lending Reinvestments	9,740	14,862,150	—	14,871,890
Total Investments	$56,703,631	$636,300,781	$154,464	$693,158,876

Collateral for Securities Loaned (Liability)	$—	$(14,471,890)	$—	$(14,471,890)

*	See Schedule of Investments for additional detailed categorizations.

MSF-127

Metropolitan Series Fund

Met/Dimensional International Small Company Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Transfers from Level 2 to Level 1 in the amount of $290,541 were due to the discontinuation of a systematic fair valuation model factor. Transfers from Level 1 to Level 2 in the amount of $788,981 were due to the application of a systematic fair valuation model factor.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2016
Common Stocks
Australia	$48,048	$(797,616)	$713,641	$—	$(2,807)	$95,545	$—	$56,811	$(51,396)
Austria	428	—	(345)	17,819	(17,819)	—	—	83	(17,736)
Canada	1,883	—	(1,079)	5,331	(5,331)	—	—	804	(5,658)
Finland	1,777	—	60	—	—	—	—	1,837	60
France	0	(37,056)	39,028	—	(1,972)	—	0	—	—
Hong Kong	50,660	(10,672)	9,882	—	(34,712)	—	(65)	15,093	(25,226)
Italy	10,922	—	(10,922)	—	—	—	—	0	(10,922)
Japan	—	—	19,168	—	—	39,141	—	58,309	19,168
Netherlands	0	—	0	—	—	—	—	0	0
New Zealand	0	(60,764)	60,764	—	0	—	—	—	—
Portugal	0	—	0	—	—	—	—	0	0
Singapore	49,232	11,920	(5,255)	—	(51,215)	16,819	—	21,501	(11,422)
Spain	0	—	0	—	—	—	—	0	0
United Kingdom	1,047,126	621,288	(573,238)	—	(1,095,186)	36	—	26	(10)
Rights
Australia	—	—	0	—	—	—	—	0	0
Austria	0	—	0	—	—	—	—	0	0
United Kingdom	764	—	(764)	—	—	—	—	0	(764)

Total	$1,210,840	$(272,900)	$250,940	$23,150	$(1,209,042)	$151,541	$(65)	$154,464	$(103,906)

Common stocks in the amount of $151,541 were transferred into Level 3 due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

Common stocks in the amount of $65 were transferred out of Level 3 due to the resumption of trading activity which resulted in the availability of significant observable inputs.

MSF-128

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—59.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Boeing Co. (The)	29,288	$3,858,401
General Dynamics Corp.	33,394	5,181,413
Lockheed Martin Corp.	20,565	4,929,842
Northrop Grumman Corp.	16,675	3,567,616

		17,537,272

Air Freight & Logistics—0.3%
FedEx Corp.	14,244	2,488,142
XPO Logistics, Inc. (a) (b)	49,050	1,798,663

		4,286,805

Airlines—0.1%
American Airlines Group, Inc.	37,785	1,383,309

Banks—2.2%
Bank of America Corp.	815,151	12,757,113
PNC Financial Services Group, Inc. (The)	82,692	7,449,722
Wells Fargo & Co.	170,036	7,529,194

		27,736,029

Beverages—2.5%
Anheuser-Busch InBev S.A. (ADR)	16,427	2,158,672
Coca-Cola Co. (The)	49,951	2,113,926
Constellation Brands, Inc. - Class A	17,098	2,846,646
Dr Pepper Snapple Group, Inc.	35,278	3,221,234
Molson Coors Brewing Co. - Class B	36,223	3,977,286
Monster Beverage Corp. (a)	41,578	6,104,066
PepsiCo, Inc.	107,295	11,670,477

		32,092,307

Biotechnology—1.1%
Aduro Biotech, Inc. (a) (b)	16,450	204,474
Alkermes plc (a)	27,232	1,280,721
Alnylam Pharmaceuticals, Inc. (a)	4,677	317,007
ARIAD Pharmaceuticals, Inc. (a)	54,552	746,817
Bluebird Bio, Inc. (a) (b)	7,380	500,216
Celgene Corp. (a)	20,960	2,190,949
Chiasma, Inc. (a)	20,570	60,476
GlycoMimetics, Inc. (a)	55,683	398,133
Incyte Corp. (a)	16,048	1,513,166
Ironwood Pharmaceuticals, Inc. (a)	59,748	948,798
Karyopharm Therapeutics, Inc. (a) (b)	35,087	341,397
Nivalis Therapeutics, Inc. (a)	28,240	229,591
Novavax, Inc. (a) (b)	76,050	158,184
Otonomy, Inc. (a)	21,612	393,122
PTC Therapeutics, Inc. (a) (b)	25,399	355,840
Regeneron Pharmaceuticals, Inc. (a)	4,644	1,866,981
Regulus Therapeutics, Inc. (a)	25,920	85,536
Syndax Pharmaceuticals, Inc. (a) (b)	33,060	501,190
TESARO, Inc. (a) (b)	10,800	1,082,592
Trevena, Inc. (a)	58,243	393,140

		13,568,330

Building Products—0.1%
Fortune Brands Home & Security, Inc.	14,550	845,355

Capital Markets—0.9%
BlackRock, Inc.	4,455	1,614,759
Evercore Partners, Inc. - Class A	12,452	641,403
Intercontinental Exchange, Inc.	7,748	2,087,001
Invesco, Ltd.	41,666	1,302,896
Legg Mason, Inc.	40,361	1,351,286
Northern Trust Corp.	25,095	1,706,209
S&P Global, Inc.	17,150	2,170,504
WisdomTree Investments, Inc. (b)	51,390	528,803

		11,402,861

Chemicals—1.0%
Cabot Corp.	25,751	1,349,610
Celanese Corp. - Series A	37,699	2,509,246
Dow Chemical Co. (The)	66,310	3,436,847
Monsanto Co.	15,990	1,634,178
Mosaic Co. (The)	22,534	551,182
PPG Industries, Inc.	21,103	2,181,206
Sherwin-Williams Co. (The)	2,626	726,509

		12,388,778

Communications Equipment—0.1%
Arista Networks, Inc. (a) (b)	19,792	1,683,903

Construction Materials—0.4%
CRH plc (ADR)	47,510	1,580,658
Martin Marietta Materials, Inc.	7,230	1,294,965
Summit Materials, Inc. - Class A (a)	46,689	866,081
Vulcan Materials Co.	15,410	1,752,579

		5,494,283

Consumer Finance—1.7%
American Express Co.	104,982	6,723,047
Capital One Financial Corp.	119,067	8,552,583
Santander Consumer USA Holdings, Inc. (a)	470,165	5,717,206

		20,992,836

Containers & Packaging—0.6%
Ball Corp.	43,979	3,604,079
International Paper Co.	58,355	2,799,873
Owens-Illinois, Inc. (a)	35,933	660,808

		7,064,760

Electric Utilities—1.8%
Avangrid, Inc.	75,820	3,167,760
Duke Energy Corp.	13,950	1,116,558
Edison International	36,101	2,608,297
Eversource Energy	23,445	1,270,250
Exelon Corp.	69,070	2,299,340
NextEra Energy, Inc.	59,035	7,221,161
PG&E Corp.	58,190	3,559,483
Pinnacle West Capital Corp.	16,971	1,289,626

		22,532,475

MSF-129

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—0.4%
AMETEK, Inc.	44,376	$2,120,285
Eaton Corp. plc	44,360	2,914,896

		5,035,181

Energy Equipment & Services—0.5%
Baker Hughes, Inc.	38,790	1,957,731
Ensco plc - Class A	22,113	187,961
Halliburton Co.	7,626	342,255
Oceaneering International, Inc.	7,910	217,604
Patterson-UTI Energy, Inc.	49,412	1,105,346
Tenaris S.A. (ADR) (b)	23,750	674,500
Tesco Corp.	73,560	600,250
Weatherford International plc (a)	147,358	828,152

		5,913,799

Equity Real Estate Investment Trusts—2.1%
American Tower Corp.	72,074	8,168,146
Apartment Investment & Management Co. - Class A	32,635	1,498,273
Boston Properties, Inc.	18,836	2,567,159
Equinix, Inc.	6,326	2,278,942
Host Hotels & Resorts, Inc.	58,334	908,260
Outfront Media, Inc.	101,631	2,403,573
Prologis, Inc.	42,878	2,295,688
Regency Centers Corp.	23,920	1,853,561
Simon Property Group, Inc.	20,887	4,323,818

		26,297,420

Food & Staples Retailing—0.7%
Costco Wholesale Corp.	33,187	5,061,349
Walgreens Boots Alliance, Inc.	44,730	3,606,133

		8,667,482

Food Products—1.0%
Mondelez International, Inc. - Class A	211,320	9,276,948
Post Holdings, Inc. (a) (b)	46,639	3,599,132

		12,876,080

Gas Utilities—0.1%
UGI Corp.	39,758	1,798,652

Health Care Equipment & Supplies—3.5%
Abbott Laboratories	30,431	1,286,927
Baxter International, Inc.	65,556	3,120,466
Becton Dickinson & Co.	19,666	3,534,570
Boston Scientific Corp. (a)	197,505	4,700,619
ConforMIS, Inc. (a) (b)	45,600	452,352
Danaher Corp.	103,542	8,116,657
Medtronic plc	165,935	14,336,784
St. Jude Medical, Inc.	50,580	4,034,261
Stryker Corp.	39,969	4,652,791

		44,235,427

Health Care Providers & Services—2.2%
Cardinal Health, Inc.	26,224	2,037,605
Cigna Corp.	29,520	3,847,046
HCA Holdings, Inc. (a)	54,150	4,095,365
McKesson Corp.	45,150	7,528,762
UnitedHealth Group, Inc.	72,051	10,087,140

		27,595,918

Hotels, Restaurants & Leisure—0.3%
Las Vegas Sands Corp.	5,787	332,984
Starbucks Corp.	72,432	3,921,468
Wingstop, Inc. (b)	1,800	52,740

		4,307,192

Household Durables—0.5%
Mohawk Industries, Inc. (a)	30,829	6,176,282

Household Products—0.5%
Colgate-Palmolive Co.	93,128	6,904,510

Industrial Conglomerates—0.8%
General Electric Co.	77,494	2,295,372
Honeywell International, Inc.	62,623	7,301,216

		9,596,588

Insurance—3.2%
Allstate Corp. (The)	32,620	2,256,652
American International Group, Inc.	154,840	9,188,205
Assured Guaranty, Ltd.	142,028	3,941,277
Chubb, Ltd.	17,020	2,138,563
Hartford Financial Services Group, Inc. (The)	108,598	4,650,166
Marsh & McLennan Cos., Inc.	108,280	7,281,830
Principal Financial Group, Inc.	42,192	2,173,310
Prudential Financial, Inc.	49,744	4,061,598
XL Group, Ltd.	137,660	4,629,506

		40,321,107

Internet & Direct Marketing Retail—2.6%
Amazon.com, Inc. (a)	24,563	20,566,846
Expedia, Inc.	53,850	6,285,372
Netflix, Inc. (a)	33,978	3,348,532
Wayfair, Inc. - Class A (a) (b)	62,730	2,469,680

		32,670,430

Internet Software & Services—2.5%
Alphabet, Inc. - Class A (a)	23,799	19,135,824
Blucora, Inc. (a)	25,000	280,000
Envestnet, Inc. (a)	19,106	696,413
Facebook, Inc. - Class A (a)	85,244	10,934,248

		31,046,485

IT Services—2.6%
Accenture plc - Class A	25,814	3,153,696
Alliance Data Systems Corp. (a)	11,466	2,459,801
Automatic Data Processing, Inc.	35,841	3,161,176

MSF-130

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Cognizant Technology Solutions Corp. - Class A (a)	34,337	$1,638,218
FleetCor Technologies, Inc. (a)	9,530	1,655,647
Genpact, Ltd. (a)	109,197	2,615,268
Global Payments, Inc.	65,179	5,003,140
Visa, Inc. - Class A	128,145	10,597,592
WEX, Inc. (a)	19,366	2,093,271

		32,377,809

Life Sciences Tools & Services—0.3%
Thermo Fisher Scientific, Inc.	21,589	3,433,946

Machinery—1.0%
Fortive Corp.	54,170	2,757,253
Illinois Tool Works, Inc.	55,952	6,705,288
Pentair plc	48,143	3,092,706

		12,555,247

Marine—0.0%
Kirby Corp. (a)	2,630	163,481

Media—2.3%
Charter Communications, Inc. - Class A (a)	42,917	11,586,302
Comcast Corp. - Class A	190,645	12,647,389
Interpublic Group of Cos., Inc. (The)	51,325	1,147,114
Twenty-First Century Fox, Inc. - Class A	170,885	4,138,835

		29,519,640

Metals & Mining—0.1%
Reliance Steel & Aluminum Co.	5,548	399,623
Steel Dynamics, Inc.	18,590	464,564

		864,187

Multi-Utilities—0.7%
Ameren Corp.	31,364	1,542,482
Dominion Resources, Inc.	57,535	4,273,124
Sempra Energy	33,845	3,627,846

		9,443,452

Oil, Gas & Consumable Fuels—2.9%
Anadarko Petroleum Corp.	49,104	3,111,230
Chevron Corp.	46,472	4,782,898
Cobalt International Energy, Inc. (a)	476,647	591,042
ConocoPhillips	44,380	1,929,199
Exxon Mobil Corp.	15,326	1,337,653
Hess Corp.	7,516	403,008
Kinder Morgan, Inc.	103,722	2,399,090
Newfield Exploration Co. (a)	104,118	4,524,968
ONEOK, Inc.	19,968	1,026,156
PBF Energy, Inc. - Class A	76,787	1,738,458
PDC Energy, Inc. (a)	26,951	1,807,334
Pioneer Natural Resources Co.	28,822	5,350,804
QEP Resources, Inc.	107,607	2,101,565
Spectra Energy Corp.	44,455	1,900,451
Tesoro Corp.	11,397	906,745

Oil, Gas & Consumable Fuels—(Continued)
TransCanada Corp.	35,980	1,711,209
Valero Energy Corp.	29,265	1,551,045

		37,172,855

Paper & Forest Products—0.1%
Boise Cascade Co. (a)	75,922	1,928,419

Personal Products—0.9%
Coty, Inc. - Class A (a)	199,855	4,696,592
Estee Lauder Cos., Inc. (The) - Class A	68,892	6,101,076

		10,797,668

Pharmaceuticals—3.0%
Aerie Pharmaceuticals, Inc. (a)	16,870	636,674
Allergan plc (a)	30,350	6,989,908
AstraZeneca plc (ADR)	98,081	3,222,942
Bristol-Myers Squibb Co.	137,945	7,437,994
Eli Lilly & Co.	44,640	3,582,806
Johnson & Johnson	53,960	6,374,295
Merck & Co., Inc.	101,351	6,325,316
Mylan NV (a)	58,530	2,231,164
MyoKardia, Inc. (a) (b)	30,360	496,082

		37,297,181

Professional Services—0.8%
Equifax, Inc.	19,661	2,645,977
IHS Markit, Ltd. (a)	23,647	887,945
Nielsen Holdings plc	44,225	2,369,133
TransUnion (a)	110,130	3,799,485

		9,702,540

Real Estate Management & Development—0.1%
Conyers Park Acquisition Corp. (a)	148,420	1,595,515

Road & Rail—0.3%
CSX Corp.	26,965	822,433
Genesee & Wyoming, Inc. - Class A (a)	13,006	896,764
J.B. Hunt Transport Services, Inc.	6,560	532,278
Kansas City Southern	4,338	404,822
Knight Transportation, Inc.	39,926	1,145,477

		3,801,774

Semiconductors & Semiconductor Equipment—1.6%
Broadcom, Ltd.	17,125	2,954,405
First Solar, Inc. (a) (b)	6,436	254,158
Intel Corp.	212,691	8,029,085
MACOM Technology Solutions Holdings, Inc. (a)	4,870	206,196
Microchip Technology, Inc.	31,475	1,955,857
Micron Technology, Inc. (a)	46,782	831,784
NXP Semiconductors NV (a)	12,301	1,254,825
QUALCOMM, Inc.	62,329	4,269,536
SunPower Corp. (a) (b)	6,525	58,203

		19,814,049

MSF-131

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—1.7%
Electronic Arts, Inc. (a)	55,573	$4,745,934
Microsoft Corp.	158,559	9,132,998
Salesforce.com, Inc. (a)	11,125	793,546
ServiceNow, Inc. (a)	35,677	2,823,835
SS&C Technologies Holdings, Inc.	32,430	1,042,625
Workday, Inc. - Class A (a) (b)	29,428	2,698,253

		21,237,191

Specialty Retail—0.9%
Advance Auto Parts, Inc.	44,152	6,583,946
L Brands, Inc.	22,555	1,596,217
O’Reilly Automotive, Inc. (a)	9,388	2,629,673

		10,809,836

Technology Hardware, Storage & Peripherals—3.2%
Apple, Inc.	225,072	25,444,390
Pure Storage, Inc. - Class A (a) (b)	251,565	3,408,706
Seagate Technology plc	285,568	11,008,646

		39,861,742

Textiles, Apparel & Luxury Goods—0.7%
NIKE, Inc. - Class B	134,923	7,103,696
Under Armour, Inc. - Class C (a)	36,947	1,251,025
VF Corp.	18,441	1,033,618

		9,388,339

Tobacco—0.8%
Altria Group, Inc.	153,542	9,708,461

Total Common Stocks (Cost $660,168,850)		743,925,188

U.S. Treasury & Government Agencies—22.0%

Agency Sponsored Mortgage - Backed—21.1%
Fannie Mae 15 Yr. Pool 2.500%, TBA (c)	21,450,000	22,216,934
3.000%, 07/01/28	2,342,698	2,470,166
3.000%, 02/01/31	265,523	279,082
3.000%, 03/01/31	1,577,198	1,657,502
3.000%, TBA (c)	10,778,000	11,306,978
3.500%, 07/01/28	337,171	361,419
4.000%, 04/01/26	61,033	64,851
4.000%, 02/01/29	1,547,656	1,651,328
4.500%, 06/01/24	336,537	362,293
4.500%, 02/01/25	99,878	105,989
4.500%, 04/01/25	15,574	16,527
4.500%, 07/01/25	75,341	79,952
4.500%, 06/01/26	1,533,925	1,641,926
5.000%, TBA (c)	500,000	512,813
Fannie Mae 30 Yr. Pool 2.500%, TBA (c)	500,000	504,385
3.000%, 02/01/43	960,973	1,006,241
3.000%, 03/01/43	2,792,406	2,914,511

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 3.000%, 04/01/43	2,188,246	2,285,008
3.000%, 05/01/43	3,567,718	3,731,414
3.000%, 06/01/43	365,725	383,500
3.000%, TBA (c)	38,575,000	40,092,382
3.500%, 03/01/43	70,541	74,927
3.500%, 05/01/43	132,744	140,998
3.500%, 07/01/43	293,669	311,901
3.500%, 08/01/43	523,035	555,555
3.500%, 02/01/45	697,760	736,073
3.500%, 01/01/46	1,156,712	1,221,676
3.500%, 02/01/46	1,410,848	1,490,116
3.500%, 06/01/46	4,247,193	4,481,936
3.500%, 09/01/46	1,084,724	1,144,782
3.500%, TBA (c)	16,400,000	17,304,562
4.000%, 10/01/40	1,244,044	1,339,204
4.000%, 11/01/40	521,357	561,394
4.000%, 12/01/40	374,692	403,499
4.000%, 02/01/41	186,166	200,617
4.000%, 03/01/41	453,859	489,149
4.000%, 08/01/42	238,152	256,712
4.000%, 09/01/42	421,628	454,486
4.000%, 03/01/45	78,504	84,337
4.000%, 02/01/46	753,362	809,902
4.000%, 05/01/46	780,784	839,594
4.000%, 06/01/46	399,043	428,697
4.000%, TBA (c)	15,550,000	16,700,457
4.500%, 10/01/40	1,157,089	1,269,399
4.500%, 09/01/41	120,710	132,764
4.500%, 10/01/41	519,432	568,992
4.500%, 08/01/42	154,538	169,378
4.500%, 09/01/43	2,697,118	2,955,647
4.500%, 10/01/43	370,970	406,683
4.500%, 12/01/43	331,294	363,308
4.500%, 01/01/44	821,962	911,518
5.000%, 04/01/33	4,811	5,339
5.000%, 07/01/33	16,475	18,375
5.000%, 09/01/33	258,733	290,093
5.000%, 11/01/33	65,264	73,327
5.000%, 12/01/33	26,279	29,525
5.000%, 02/01/34	11,599	13,031
5.000%, 03/01/34	5,555	6,241
5.000%, 04/01/34	5,306	5,961
5.000%, 06/01/34	4,697	5,239
5.000%, 07/01/34	78,192	87,827
5.000%, 10/01/34	201,702	226,512
5.000%, 07/01/35	134,703	151,302
5.000%, 10/01/35	150,045	168,578
5.000%, 12/01/35	118,007	132,539
5.000%, 08/01/36	107,400	120,644
5.000%, 07/01/37	58,459	65,684
5.000%, 07/01/41	107,500	119,668
5.000%, 08/01/41	68,788	76,809
5.000%, TBA (c)	350,000	388,753
5.500%, 08/01/28	28,939	32,577
5.500%, 04/01/33	69,008	78,470

MSF-132

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 5.500%, 08/01/37	416,149	$473,489
5.500%, 04/01/41	39,224	44,421
6.000%, 03/01/28	2,919	3,342
6.000%, 05/01/28	10,057	11,512
6.000%, 02/01/34	278,461	324,016
6.000%, 08/01/34	148,593	172,595
6.000%, 04/01/35	1,250,078	1,453,824
6.000%, 02/01/38	96,845	112,296
6.000%, 03/01/38	35,254	41,024
6.000%, 05/01/38	112,815	131,290
6.000%, 10/01/38	33,986	39,443
6.000%, 12/01/38	40,655	47,123
6.000%, TBA (c)	1,000,000	1,146,268
6.500%, 05/01/40	809,185	933,408
Fannie Mae ARM Pool 2.809%, 03/01/41 (d)	131,087	138,905
2.945%, 03/01/41 (d)	83,335	88,072
3.157%, 12/01/40 (d)	216,239	227,235
3.388%, 06/01/41 (d)	247,349	260,265
3.536%, 09/01/41 (d)	175,440	185,242
Fannie Mae Pool 2.690%, 04/01/25	200,000	209,138
2.780%, 02/01/27	692,673	729,385
3.140%, 11/01/27	690,653	747,180
3.160%, 12/01/26	90,000	97,424
3.210%, 05/01/23	165,000	178,317
3.240%, 12/01/26	84,244	91,660
3.340%, 04/01/24	84,486	92,385
3.354%, 01/01/27	1,354,604	1,483,435
3.410%, 08/01/27	492,654	543,694
3.450%, 01/01/24	34,128	37,417
3.470%, 01/01/24	33,743	37,037
3.650%, 08/01/23	1,820,649	2,010,678
3.670%, 08/01/23	81,637	90,260
3.700%, 10/01/23	25,000	27,815
3.760%, 03/01/24	30,000	33,534
3.855%, 12/01/25	45,000	50,940
3.860%, 11/01/23	25,000	28,164
3.870%, 10/01/25	76,637	86,486
3.890%, 05/01/30	102,591	115,850
3.930%, 10/01/23	110,000	123,075
3.960%, 05/01/34	43,576	49,808
3.970%, 05/01/29	29,871	34,117
4.060%, 10/01/28	65,754	76,200
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/36 (e)	43,549	39,645
Zero Coupon, 06/25/36 (e) (f)	378,610	342,477
1.880%, 04/25/55 (d) (g)	1,386,903	86,771
1.889%, 05/25/46 (d) (f) (g)	1,436,181	83,395
1.966%, 08/25/44 (d) (f) (g)	1,315,688	108,710
2.500%, 06/25/28 (f) (g)	281,369	23,949
3.000%, 09/25/27 (f) (g)	250,601	22,947
3.000%, 01/25/28 (f) (g)	1,806,029	164,449
3.000%, 04/25/28 (f) (g)	813,838	86,890
3.500%, 05/25/30 (f) (g)	434,193	50,241
4.000%, 03/25/42 (f) (g)	196,872	28,718

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO) 4.000%, 05/25/42 (f) (g)	1,149,825	183,081
4.000%, 11/25/42 (f) (g)	112,809	16,342
4.500%, 07/25/27 (f) (g)	282,232	31,212
5.457%, 05/25/42 (d) (g)	167,812	19,584
5.500%, 04/25/35 (f)	467,216	528,432
5.500%, 04/25/37 (f)	203,249	229,562
Fannie Mae-ACES 2.423%, 01/25/22 (d) (g)	1,597,011	130,912
3.329%, 10/25/23 (d)	505,000	545,980
Freddie Mac 15 Yr. Gold Pool 3.000%, 07/01/28	845,772	888,696
3.000%, 08/01/29	581,332	614,845
3.000%, TBA (c)	200,000	210,074
3.500%, TBA (c)	1,500,000	1,584,174
Freddie Mac 20 Yr. Gold Pool 3.500%, 08/01/34	1,175,650	1,250,447
Freddie Mac 30 Yr. Gold Pool 3.000%, 03/01/43	446,824	465,278
3.000%, 04/01/43	2,425,867	2,525,767
3.000%, 08/01/43	1,070,441	1,114,617
3.000%, TBA (c)	6,400,000	6,650,500
3.500%, 08/01/42	167,280	180,439
3.500%, 11/01/42	252,170	268,600
3.500%, 05/01/46	6,641,468	7,006,543
3.500%, TBA (c)	6,450,000	6,800,562
4.000%, 05/01/42	1,163,980	1,252,551
4.000%, 08/01/42	305,280	330,470
4.000%, 09/01/42	466,688	505,186
4.000%, 07/01/44	112,883	121,075
4.000%, 01/01/46	692,380	743,641
4.000%, 02/01/46	380,617	408,330
4.000%, TBA (c)	10,800,000	11,571,609
4.500%, 09/01/43	201,248	220,736
4.500%, 11/01/43	2,082,400	2,281,545
4.500%, 09/01/44	297,541	325,804
4.500%, TBA (c)	4,150,000	4,543,845
5.000%, TBA (c)	1,500,000	1,661,993
5.500%, 07/01/33	187,482	213,656
5.500%, 04/01/39	81,704	92,534
5.500%, 06/01/41	305,036	344,951
Freddie Mac ARM Non-Gold Pool 2.998%, 02/01/41 (d)	211,104	223,397
Freddie Mac Multifamily Structured Pass-Through Certificates 1.617%, 06/25/22 (d) (g)	1,885,023	131,792
1.668%, 12/25/18 (d) (g)	3,097,853	87,593
1.837%, 03/25/22 (d) (g)	1,425,937	108,500
1.892%, 05/25/19 (d) (g)	2,383,253	89,414
Freddie Mac REMICS (CMO) Zero Coupon, 11/15/36 (e)	49,219	44,308
3.000%, 03/15/33 (f) (g)	254,115	29,484
4.000%, 07/15/27 (f) (g)	1,220,720	124,385
4.500%, 03/15/41	293,352	356,081
4.750%, 07/15/39 (f)	894,855	981,460
5.500%, 08/15/33	101,108	112,613
5.500%, 07/15/36 (f)	214,926	244,695

MSF-133

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO) 5.500%, 06/15/46	303,340	$340,338
6.500%, 07/15/36 (f)	303,479	344,707
Freddie Mac Structured Agency Credit Risk Debt Notes 3.125%, 12/25/27 (d)	580,500	592,562
3.175%, 03/25/28 (d)	537,000	549,460
3.375%, 04/25/28 (d)	1,877,000	1,934,933
3.425%, 07/25/28 (d)	692,000	714,996
FREMF Mortgage Trust 3.080%, 10/25/47 (144A) (d)	770,000	780,039
Ginnie Mae I 30 Yr. Pool 3.000%, 12/15/44	27,140	28,507
3.000%, 02/15/45	88,025	92,264
3.000%, 04/15/45	1,305,440	1,368,295
3.000%, 05/15/45	1,799,343	1,885,979
3.000%, 07/15/45	43,653	45,755
4.000%, 09/15/42	1,256,997	1,355,210
4.500%, 04/15/41	1,008,002	1,114,141
4.500%, 02/15/42	2,065,413	2,284,435
5.000%, 12/15/38	70,171	78,638
5.000%, 04/15/39 (h)	1,430,828	1,599,344
5.000%, 07/15/39	152,357	171,252
5.000%, 12/15/40	198,787	222,782
5.500%, 12/15/40	660,517	747,803
9.000%, 11/15/19	1,659	1,666
Ginnie Mae II 30 Yr. Pool 3.000%, 09/20/46	6,794,492	7,127,212
3.500%, 10/20/46	2,994,222	3,195,045
3.500%, TBA (c)	13,075,000	13,887,080
4.500%, 01/20/46	270,806	292,922
5.000%, 10/20/39	34,193	38,216
Government National Mortgage Association 0.876%, 02/16/53 (d) (g)	2,604,526	149,998
Government National Mortgage Association (CMO) 4.000%, 05/16/42 (f) (g)	141,017	24,514
4.000%, 01/20/44 (f) (g)	98,652	17,427
4.000%, 11/20/44 (f) (g)	1,494,958	273,144
5.000%, 10/16/41 (f) (g)	595,214	99,793

		266,151,671

U.S. Treasury—0.9%
U.S. Treasury Bonds 2.750%, 08/15/42 (h) (i)	350,000	381,391
3.000%, 11/15/44 (h) (i)	595,000	678,416
4.500%, 02/15/36 (h) (i)	1,199,000	1,687,406
U.S. Treasury Inflation Indexed Notes 0.250%, 01/15/25 (h) (j)	8,151,930	8,303,001
U.S. Treasury Notes 0.625%, 12/31/16 (h)	250,000	250,214

		11,300,428

Total U.S. Treasury & Government Agencies (Cost $274,825,782)		277,452,099

Corporate Bonds & Notes — 13.7%
Security Description	Principal Amount*	Value

Advertising—0.0%
Lamar Media Corp. 5.750%, 02/01/26	20,000	21,550

Aerospace/Defense—0.1%
BAE Systems Holdings, Inc. 2.850%, 12/15/20 (144A)	130,000	133,065
BAE Systems plc 4.750%, 10/11/21 (144A)	135,000	150,119
Lockheed Martin Corp. 2.500%, 11/23/20	265,000	273,554
4.700%, 05/15/46	380,000	451,486

		1,008,224

Agriculture—0.2%
Altria Group, Inc. 2.625%, 09/16/26	165,000	166,828
3.875%, 09/16/46	190,000	197,116
BAT International Finance plc 2.750%, 06/15/20 (144A)	490,000	507,395
Imperial Brands Finance plc 2.050%, 07/20/18 (144A)	200,000	201,375
2.950%, 07/21/20 (144A)	550,000	567,857
3.750%, 07/21/22 (144A)	310,000	328,947
Reynolds American, Inc. 3.250%, 06/12/20	517,000	543,919

		2,513,437

Apparel—0.0%
Hanesbrands, Inc. 4.875%, 05/15/26 (144A)	100,000	102,250
William Carter Co. (The) 5.250%, 08/15/21	290,000	303,233

		405,483

Auto Manufacturers—0.6%
Daimler Finance North America LLC 1.650%, 03/02/18 (144A)	900,000	901,736
Ford Motor Credit Co. LLC 1.461%, 03/27/17	1,560,000	1,561,856
2.240%, 06/15/18	535,000	539,272
3.200%, 01/15/21	375,000	384,983
4.134%, 08/04/25	200,000	211,006
4.250%, 02/03/17	400,000	403,837
General Motors Co. 6.600%, 04/01/36	375,000	451,193
6.750%, 04/01/46	85,000	106,563
General Motors Financial Co., Inc. 2.400%, 04/10/18	575,000	579,150
3.500%, 07/10/19	925,000	952,934
3.700%, 05/09/23	300,000	305,117
4.750%, 08/15/17	1,215,000	1,247,861
5.250%, 03/01/26	375,000	411,857

		8,057,365

MSF-134

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—4.1%
Banco Bilbao Vizcaya Argentaria S.A. 7.000%, 02/19/19 (EUR) (d)	800,000	$835,840
9.000%, 05/09/18 (d)	800,000	819,240
Banco Santander S.A. 6.250%, 03/12/19 (EUR) (d)	500,000	502,699
Bank of America Corp. 2.625%, 04/19/21	500,000	507,955
3.950%, 04/21/25	350,000	362,321
4.000%, 04/01/24	545,000	587,299
4.000%, 01/22/25	1,410,000	1,461,304
4.125%, 01/22/24	265,000	287,391
6.110%, 01/29/37	145,000	177,219
7.750%, 05/14/38	630,000	913,431
Bank of Ireland 7.375%, 06/18/20 (EUR) (d) (f)	675,000	721,978
Bank of Nova Scotia (The) 4.500%, 12/16/25	465,000	495,444
Barclays Bank plc 6.050%, 12/04/17 (144A)	1,200,000	1,254,792
8.000%, 12/15/20 (EUR) (d)	750,000	842,512
BNP Paribas S.A. 7.625%, 03/30/21 (144A) (d)	390,000	401,420
BPCE S.A. 5.150%, 07/21/24 (144A)	660,000	694,220
Capital One N.A. 1.650%, 02/05/18	925,000	926,084
2.350%, 08/17/18	580,000	587,059
Citigroup, Inc. 2.700%, 03/30/21	295,000	301,402
4.300%, 11/20/26	675,000	707,933
4.450%, 09/29/27	2,140,000	2,239,452
4.600%, 03/09/26	215,000	229,613
4.650%, 07/30/45	80,000	90,291
5.500%, 09/13/25	490,000	558,814
Credit Agricole S.A. 7.500%, 06/23/26 (GBP) (d)	100,000	127,995
8.125%, 12/23/25 (144A) (d)	725,000	768,500
8.125%, 09/19/33 (144A) (d)	225,000	242,719
Credit Suisse Group AG 6.250%, 12/18/24 (144A) (d)	1,695,000	1,603,894
Credit Suisse Group Funding Guernsey, Ltd. 3.125%, 12/10/20	495,000	501,483
Goldman Sachs Group, Inc. (The) 2.000%, 04/25/19	140,000	140,932
2.350%, 11/15/21	560,000	558,701
2.600%, 04/23/20	1,605,000	1,631,253
2.750%, 09/15/20	440,000	450,703
2.875%, 02/25/21	520,000	533,334
4.750%, 10/21/45	215,000	241,284
5.150%, 05/22/45	640,000	697,929
6.250%, 02/01/41	430,000	562,257
6.750%, 10/01/37	1,375,000	1,750,801
HSBC Holdings plc 2.950%, 05/25/21	255,000	258,637
3.400%, 03/08/21	765,000	791,210
3.600%, 05/25/23 (b)	255,000	263,363
4.250%, 08/18/25	900,000	923,959

Banks—(Continued)
HSBC Holdings plc 5.250%, 09/16/22 (EUR) (d)	225,000	247,219
5.250%, 03/14/44	280,000	315,145
HSBC USA, Inc. 2.750%, 08/07/20	375,000	383,910
Intesa Sanpaolo S.p.A. 7.700%, 09/17/25 (144A) (d)	650,000	568,750
JPMorgan Chase & Co. 2.295%, 08/15/21	420,000	420,913
2.400%, 06/07/21	565,000	571,378
2.550%, 10/29/20	530,000	539,830
2.700%, 05/18/23	480,000	484,952
2.750%, 06/23/20	830,000	854,114
4.250%, 10/01/27	780,000	836,893
5.600%, 07/15/41	125,000	160,026
6.000%, 01/15/18	455,000	480,714
Landsbanki Islands Zero Coupon, 08/25/20 (j)	320,000	30,800
Lloyds Banking Group plc 7.000%, 06/27/19 (GBP) (d)	280,000	357,537
Morgan Stanley 2.500%, 01/24/19	455,000	463,626
2.500%, 04/21/21	1,190,000	1,204,879
3.125%, 07/27/26	1,225,000	1,232,324
3.950%, 04/23/27	160,000	166,184
4.000%, 07/23/25	280,000	301,101
4.350%, 09/08/26	95,000	101,422
5.000%, 11/24/25	707,000	788,800
5.550%, 04/27/17	1,350,000	1,381,162
6.250%, 08/28/17	555,000	578,065
PNC Bank N.A. 1.450%, 07/29/19	420,000	420,021
Royal Bank of Scotland Group plc 3.875%, 09/12/23	1,270,000	1,249,671
6.125%, 12/15/22	180,000	190,731
7.500%, 08/10/20 (d)	720,000	660,600
Santander Issuances S.A.U. 5.179%, 11/19/25 (b)	1,200,000	1,222,619
Societe Generale S.A. 7.375%, 09/13/21 (144A) (d)	650,000	637,000
8.250%, 11/29/18 (d)	885,000	897,134
SunTrust Banks, Inc. 3.500%, 01/20/17	270,000	271,369
UBS Group AG 5.750%, 02/19/22 (EUR) (d)	250,000	289,006
6.875%, 03/22/21 (d)	450,000	443,722
7.000%, 02/19/25 (d)	200,000	211,000
7.125%, 02/19/20 (d)	470,000	475,969
UBS Group Funding Jersey, Ltd. 2.650%, 02/01/22 (144A)	620,000	618,846
Wells Fargo & Co. 3.000%, 04/22/26 (b)	310,000	312,915
4.400%, 06/14/46	640,000	651,551
4.900%, 11/17/45	980,000	1,078,991
5.606%, 01/15/44	675,000	806,355

		51,461,911

MSF-135

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.7%
Anheuser-Busch InBev Finance, Inc. 1.900%, 02/01/19	840,000	$848,109
2.150%, 02/01/19	175,000	177,997
3.300%, 02/01/23	2,620,000	2,765,434
4.700%, 02/01/36	815,000	937,065
4.900%, 02/01/46	2,585,000	3,075,584
Anheuser-Busch InBev Worldwide, Inc. 2.500%, 07/15/22	290,000	295,728
3.750%, 07/15/42	405,000	405,371
Molson Coors Brewing Co. 4.200%, 07/15/46	285,000	296,953
Pernod Ricard S.A. 3.250%, 06/08/26 (144A)	505,000	512,970

		9,315,211

Biotechnology—0.0%
Celgene Corp. 4.625%, 05/15/44	195,000	205,546
Gilead Sciences, Inc. 2.500%, 09/01/23	120,000	121,272
3.250%, 09/01/22	205,000	217,682

		544,500

Building Materials—0.1%
Boise Cascade Co. 5.625%, 09/01/24 (144A)	35,000	35,525
CRH America, Inc. 5.125%, 05/18/45 (144A)	500,000	559,383
Eagle Materials, Inc. 4.500%, 08/01/26	75,000	76,006
Norbord, Inc. 6.250%, 04/15/23 (144A)	220,000	233,750
Standard Industries, Inc. 5.375%, 11/15/24 (144A)	145,000	149,350
6.000%, 10/15/25 (144A)	220,000	235,400

		1,289,414

Chemicals—0.0%
Versum Materials, Inc. 5.500%, 09/30/24 (144A)	20,000	20,550

Commercial Services—0.1%
Cardtronics, Inc. 5.125%, 08/01/22	220,000	224,950
ERAC USA Finance LLC 2.600%, 12/01/21 (144A)	550,000	560,599
United Rentals North America, Inc. 4.625%, 07/15/23	105,000	107,625
5.500%, 07/15/25	135,000	137,700

		1,030,874

Computers—0.2%
Apple, Inc. 1.550%, 08/04/21	540,000	539,065
3.450%, 02/09/45	550,000	525,508
3.850%, 08/04/46	95,000	97,162
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.480%, 06/01/19 (144A)	250,000	257,118
4.420%, 06/15/21 (144A)	195,000	203,798
8.350%, 07/15/46 (144A)	125,000	149,669
NCR Corp. 4.625%, 02/15/21	240,000	242,400

		2,014,720

Diversified Financial Services—0.3%
Aircastle, Ltd. 5.000%, 04/01/23	25,000	26,188
5.500%, 02/15/22 (b)	50,000	53,875
CIT Group, Inc. 5.500%, 02/15/19 (144A)	485,000	513,494
Intercontinental Exchange, Inc. 2.750%, 12/01/20	435,000	451,632
International Lease Finance Corp. 5.875%, 04/01/19	615,000	658,819
Nasdaq, Inc. 3.850%, 06/30/26	110,000	115,101
Navient Corp. 5.500%, 01/15/19	520,000	527,800
Synchrony Financial 2.600%, 01/15/19	740,000	748,716
Visa, Inc. 2.800%, 12/14/22	510,000	534,649
4.300%, 12/14/45	590,000	681,848

		4,312,122

Electric—0.4%
AES Corp. 4.875%, 05/15/23	245,000	248,675
5.500%, 03/15/24	325,000	338,201
Dominion Resources, Inc. 2.850%, 08/15/26	340,000	338,178
DTE Energy Co. 1.500%, 10/01/19	315,000	314,625
Duke Energy Carolinas LLC 4.250%, 12/15/41	275,000	305,506
Duke Energy Corp. 2.650%, 09/01/26	135,000	132,471
Duke Energy Florida LLC 3.400%, 10/01/46	430,000	419,298
Duke Energy Progress LLC 4.375%, 03/30/44	320,000	362,545
Electricite de France S.A. 4.950%, 10/13/45 (144A)	460,000	497,814
Emera U.S. Finance L.P. 2.700%, 06/15/21 (144A)	80,000	81,869
4.750%, 06/15/46 (144A)	90,000	96,592

MSF-136

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Exelon Corp. 2.450%, 04/15/21	80,000	$81,597
2.850%, 06/15/20	565,000	585,841
Fortis, Inc. 2.100%, 10/04/21 (144A)	155,000	154,433
3.055%, 10/04/26 (144A)	100,000	99,575
NextEra Energy Capital Holdings, Inc. 1.649%, 09/01/18	210,000	210,830
NRG Energy, Inc. 6.250%, 07/15/22	200,000	203,000
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	130,000	164,712
Southern Co. (The) 1.850%, 07/01/19	315,000	317,477
2.950%, 07/01/23	130,000	134,317
4.400%, 07/01/46	155,000	167,245

		5,254,801

Electrical Components & Equipment—0.0%
EnerSys 5.000%, 04/30/23 (144A)	215,000	214,731

Electronics—0.0%
Fortive Corp. 2.350%, 06/15/21 (144A)	295,000	298,630

Entertainment—0.0%
GLP Capital L.P. / GLP Financing II, Inc. 5.375%, 04/15/26	50,000	53,750
WMG Acquisition Corp. 5.000%, 08/01/23 (144A)	40,000	40,600

		94,350

Environmental Control—0.0%
Clean Harbors, Inc. 5.250%, 08/01/20	210,000	215,775

Food—0.2%
Kraft Heinz Foods Co. 2.000%, 07/02/18	325,000	327,999
2.800%, 07/02/20	205,000	212,447
4.375%, 06/01/46	125,000	132,253
Kroger Co. (The) 1.500%, 09/30/19	180,000	179,698
2.650%, 10/15/26	255,000	253,096
3.875%, 10/15/46	30,000	30,188
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26 (144A)	430,000	431,075
Sysco Corp. 2.500%, 07/15/21	430,000	439,215

		2,005,971

Forest Products & Paper—0.0%
Cascades, Inc. 5.500%, 07/15/22 (144A)	70,000	71,138
5.750%, 07/15/23 (144A)	120,000	121,500

Forest Products & Paper—(Continued)
Clearwater Paper Corp. 5.375%, 02/01/25 (144A)	220,000	224,125

		416,763

Gas—0.0%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.625%, 05/20/24	95,000	100,700
5.875%, 08/20/26	95,000	100,700
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	95,000	95,534
Southern Star Central Corp. 5.125%, 07/15/22 (144A)	25,000	25,187

		322,121

Healthcare-Products—0.2%
Hologic, Inc. 5.250%, 07/15/22 (144A)	60,000	63,675
Kinetic Concepts, Inc. / KCI USA, Inc. 7.875%, 02/15/21 (144A)	190,000	205,675
Medtronic, Inc. 4.375%, 03/15/35	398,000	451,007
4.625%, 03/15/45	130,000	152,748
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	95,000	94,280
3.000%, 04/15/23	455,000	465,976
Zimmer Biomet Holdings, Inc. 1.450%, 04/01/17	555,000	555,279

		1,988,640

Healthcare-Services—0.4%
Aetna, Inc. 2.800%, 06/15/23	175,000	178,699
4.250%, 06/15/36	80,000	82,860
Anthem, Inc. 2.300%, 07/15/18	202,000	204,644
3.500%, 08/15/24	900,000	947,560
4.625%, 05/15/42	170,000	183,347
CHS/Community Health Systems, Inc. 5.125%, 08/01/21 (b)	250,000	248,125
HCA, Inc. 4.750%, 05/01/23	60,000	62,550
6.500%, 02/15/20	535,000	592,513
MEDNAX, Inc. 5.250%, 12/01/23 (144A)	40,000	42,050
Tenet Healthcare Corp. 6.000%, 10/01/20	535,000	565,763
UnitedHealth Group, Inc. 1.700%, 02/15/19	465,000	468,091
3.350%, 07/15/22	460,000	493,953
3.750%, 07/15/25	475,000	521,626
4.750%, 07/15/45	175,000	209,858

		4,801,639

Holding Companies-Diversified—0.1%
Hutchison Whampoa International, Ltd. 2.000%, 11/08/17 (144A)	850,000	853,861

MSF-137

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—0.0%
CalAtlantic Group, Inc. 5.375%, 10/01/22	240,000	$250,200
Meritage Homes Corp. 6.000%, 06/01/25	220,000	233,750
PulteGroup, Inc. 4.250%, 03/01/21	20,000	21,000

		504,950

Insurance—0.1%
American International Group, Inc. 4.700%, 07/10/35	295,000	319,427
CNO Financial Group, Inc. 4.500%, 05/30/20	10,000	10,238
5.250%, 05/30/25	90,000	89,325
Marsh & McLennan Cos., Inc. 3.500%, 03/10/25	340,000	359,132
Massachusetts Mutual Life Insurance Co. 8.875%, 06/01/39 (144A)	325,000	511,440
MGIC Investment Corp. 5.750%, 08/15/23	45,000	46,800
Radian Group, Inc. 7.000%, 03/15/21	80,000	89,700

		1,426,062

Iron/Steel—0.0%
Steel Dynamics, Inc. 5.125%, 10/01/21	95,000	98,681
5.500%, 10/01/24	105,000	109,988
United States Steel Corp. 6.875%, 04/01/21	16,000	15,840
7.375%, 04/01/20	21,000	20,895

		245,404

Lodging—0.0%
Hilton Domestic Operating Co., Inc. 4.250%, 09/01/24 (144A)	105,000	107,100
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.375%, 03/15/22	296,000	306,730

		413,830

Machinery-Construction & Mining—0.0%
Oshkosh Corp. 5.375%, 03/01/25	120,000	125,550

Machinery-Diversified—0.0%
Case New Holland Industrial, Inc. 7.875%, 12/01/17	154,000	163,625
CNH Industrial Capital LLC 3.375%, 07/15/19	15,000	15,263
CNH Industrial NV 4.500%, 08/15/23	145,000	146,232

		325,120

Media—1.2%
21st Century Fox America, Inc. 6.150%, 03/01/37	685,000	860,741
CBS Corp. 4.000%, 01/15/26 (b)	150,000	159,092
CCO Holdings LLC / CCO Holdings Capital Corp. 5.125%, 02/15/23	10,000	10,425
5.250%, 09/30/22	290,000	303,050
5.750%, 09/01/23	60,000	63,525
5.750%, 02/15/26 (144A)	30,000	31,800
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.579%, 07/23/20 (144A)	270,000	282,203
4.464%, 07/23/22 (144A)	815,000	879,436
4.908%, 07/23/25 (144A)	760,000	838,322
6.484%, 10/23/45 (144A)	1,350,000	1,632,585
Comcast Corp. 1.625%, 01/15/22	170,000	168,579
2.750%, 03/01/23	655,000	678,705
3.150%, 03/01/26	995,000	1,050,788
3.400%, 07/15/46	400,000	388,841
4.750%, 03/01/44	240,000	282,379
COX Communications, Inc. 3.250%, 12/15/22 (144A)	190,000	191,321
3.350%, 09/15/26 (144A)	95,000	95,765
3.850%, 02/01/25 (144A)	355,000	365,834
DISH DBS Corp. 7.875%, 09/01/19	490,000	548,800
Grupo Televisa S.A.B. 6.125%, 01/31/46	360,000	393,969
Liberty Interactive LLC 8.250%, 02/01/30	385,000	413,875
NBCUniversal Media LLC 5.150%, 04/30/20	86,000	96,478
Sky plc 2.625%, 09/16/19 (144A)	480,000	488,056
TEGNA, Inc. 4.875%, 09/15/21 (144A)	225,000	234,000
5.125%, 10/15/19	360,000	369,450
6.375%, 10/15/23	55,000	59,125
Time Warner Cable LLC 4.500%, 09/15/42	325,000	310,134
7.300%, 07/01/38	500,000	639,800
8.250%, 04/01/19	626,000	720,817
8.750%, 02/14/19	759,000	875,324
Time Warner, Inc. 4.850%, 07/15/45	275,000	307,411
6.500%, 11/15/36	535,000	691,479
Viacom, Inc. 3.450%, 10/04/26	65,000	64,981
Videotron, Ltd. 5.375%, 06/15/24 (144A)	195,000	202,800

		14,699,890

MSF-138

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.1%
Anglo American Capital plc 4.875%, 05/14/25 (144A) (b)	210,000	$214,200
Freeport-McMoRan, Inc. 3.875%, 03/15/23	25,000	22,436
4.550%, 11/14/24	65,000	58,906
5.400%, 11/14/34 (b)	80,000	66,400
5.450%, 03/15/43	145,000	116,362
Kaiser Aluminum Corp. 5.875%, 05/15/24	45,000	47,025
Rio Tinto Finance USA, Ltd. 3.750%, 06/15/25 (b)	180,000	193,653
Teck Resources, Ltd. 8.500%, 06/01/24 (144A) (b)	105,000	120,225

		839,207

Oil & Gas—1.2%
Anadarko Petroleum Corp. 4.850%, 03/15/21	370,000	397,202
5.550%, 03/15/26 (b)	465,000	525,468
6.375%, 09/15/17	54,000	56,297
6.600%, 03/15/46	640,000	778,723
6.950%, 06/15/19	75,000	82,981
Antero Resources Corp. 5.625%, 06/01/23	50,000	50,938
BP Capital Markets plc 2.112%, 09/16/21	355,000	357,063
2.750%, 05/10/23	500,000	508,354
3.062%, 03/17/22	125,000	130,939
Cenovus Energy, Inc. 3.000%, 08/15/22	1,060,000	1,007,937
3.800%, 09/15/23	120,000	118,722
5.200%, 09/15/43	455,000	408,574
5.700%, 10/15/19	247,000	265,135
Concho Resources, Inc. 5.500%, 04/01/23	75,000	77,344
6.500%, 01/15/22	65,000	67,437
ConocoPhillips Co. 4.950%, 03/15/26 (b)	720,000	811,560
Continental Resources, Inc. 3.800%, 06/01/24	5,000	4,575
4.500%, 04/15/23	60,000	57,600
4.900%, 06/01/44	10,000	8,400
5.000%, 09/15/22 (b)	100,000	99,750
Devon Energy Corp. 3.250%, 05/15/22 (b)	895,000	888,602
Devon Financing Co. LLC 7.875%, 09/30/31	100,000	123,878
Encana Corp. 3.900%, 11/15/21	255,000	255,505
EOG Resources, Inc. 4.150%, 01/15/26	225,000	245,748
Hess Corp. 4.300%, 04/01/27	370,000	372,881
5.600%, 02/15/41	210,000	209,320
5.800%, 04/01/47	320,000	327,409
6.000%, 01/15/40	260,000	265,687

Oil & Gas—(Continued)
Kerr-McGee Corp. 6.950%, 07/01/24	480,000	577,024
Marathon Oil Corp. 2.700%, 06/01/20	200,000	196,026
2.800%, 11/01/22	370,000	342,681
3.850%, 06/01/25 (b)	100,000	94,964
5.200%, 06/01/45	30,000	26,900
6.600%, 10/01/37	15,000	15,341
6.800%, 03/15/32	15,000	15,693
MEG Energy Corp. 7.000%, 03/31/24 (144A)		107,440
	136,000
Petroleos Mexicanos 3.500%, 07/23/20	180,000	181,260
5.500%, 02/04/19 (144A)	380,000	400,710
5.500%, 06/27/44	685,000	593,826
6.375%, 02/04/21 (144A)	195,000	212,569
Pioneer Natural Resources Co. 3.450%, 01/15/21	65,000	67,591
3.950%, 07/15/22	120,000	127,696
4.450%, 01/15/26 (b)	580,000	629,018
QEP Resources, Inc. 5.375%, 10/01/22	5,000	4,963
6.800%, 03/01/20	15,000	15,413
Shell International Finance B.V. 2.500%, 09/12/26	185,000	181,891
3.250%, 05/11/25	490,000	516,202
4.375%, 05/11/45	470,000	507,316
SM Energy Co. 6.125%, 11/15/22	55,000	55,000
Statoil ASA 3.700%, 03/01/24 (b)	90,000	97,814
3.950%, 05/15/43	445,000	458,818
Tesoro Corp. 5.125%, 04/01/24	150,000	154,500
Valero Energy Corp. 3.400%, 09/15/26	610,000	605,936
4.900%, 03/15/45	75,000	74,027

		14,764,648

Packaging & Containers—0.1%
Crown Americas LLC / Crown Americas Capital Corp. V 4.250%, 09/30/26 (144A)	55,000	55,069
Graphic Packaging International, Inc. 4.875%, 11/15/22	220,000	231,000
Owens-Brockway Glass Container, Inc. 5.875%, 08/15/23 (144A)	95,000	102,125
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	205,000	211,662

		599,856

Pharmaceuticals—0.6%
AbbVie, Inc. 3.200%, 05/14/26	250,000	253,089

MSF-139

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Actavis Funding SCS 2.350%, 03/12/18	1,545,000	$1,560,930
3.000%, 03/12/20	1,020,000	1,053,165
Baxalta, Inc. 3.600%, 06/23/22	55,000	57,782
Cardinal Health, Inc. 1.950%, 06/15/18	265,000	267,505
EMD Finance LLC 2.950%, 03/19/22 (144A)	600,000	618,529
Mylan NV 3.000%, 12/15/18 (144A)	280,000	286,173
3.150%, 06/15/21 (144A)	255,000	259,787
3.750%, 12/15/20 (144A)	325,000	339,422
Quintiles Transnational Corp. 4.875%, 05/15/23 (144A)	85,000	87,338
Shire Acquisitions Investments Ireland DAC 2.400%, 09/23/21 (b)	480,000	480,604
Teva Pharmaceutical Finance Netherlands B.V. 3.150%, 10/01/26	140,000	140,648
Teva Pharmaceutical Finance Netherlands III B.V. 1.700%, 07/19/19	875,000	873,020
2.200%, 07/21/21 (b)	700,000	697,360

		6,975,352

Pipelines—0.5%
DCP Midstream LLC 5.350%, 03/15/20 (144A)	25,000	25,625
9.750%, 03/15/19 (144A)	30,000	33,360
DCP Midstream Operating L.P. 2.700%, 04/01/19	30,000	29,250
3.875%, 03/15/23	20,000	19,100
4.950%, 04/01/22	66,000	67,237
5.600%, 04/01/44	50,000	46,250
Energy Transfer Equity L.P. 7.500%, 10/15/20	540,000	592,650
Energy Transfer Partners L.P. 4.050%, 03/15/25	180,000	178,530
5.950%, 10/01/43	120,000	121,208
Enterprise Products Operating LLC 3.950%, 02/15/27	240,000	251,488
Kinder Morgan Energy Partners L.P. 5.300%, 09/15/20	135,000	145,656
6.500%, 04/01/20	50,000	56,134
6.850%, 02/15/20	95,000	107,810
Kinder Morgan, Inc. 5.050%, 02/15/46	580,000	552,301
Magellan Midstream Partners L.P. 5.000%, 03/01/26	145,000	165,192
MPLX L.P. 4.875%, 12/01/24	105,000	108,604
4.875%, 06/01/25	100,000	103,328
Plains All American Pipeline L.P. / PAA Finance Corp. 2.850%, 01/31/23	470,000	445,442
3.650%, 06/01/22	470,000	476,429

Pipelines—(Continued)
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	275,000	303,236
Sunoco Logistics Partners Operations L.P. 3.900%, 07/15/26	25,000	25,493
4.250%, 04/01/24	300,000	311,623
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	130,000	138,450
6.250%, 10/15/22	200,000	213,500
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	420,000	418,681
Williams Cos., Inc. (The) 3.700%, 01/15/23	35,000	33,950
4.550%, 06/24/24	21,000	21,411
5.750%, 06/24/44	35,000	36,050
7.875%, 09/01/21	25,000	28,937
Williams Partners L.P. 3.600%, 03/15/22	905,000	920,720
4.000%, 11/15/21	215,000	222,514
4.300%, 03/04/24	260,000	265,888
5.250%, 03/15/20	280,000	303,122

		6,769,169

Real Estate—0.1%
Prologis L.P. 3.350%, 02/01/21	595,000	629,076

Real Estate Investment Trusts—0.3%
American Tower Corp. 3.400%, 02/15/19	385,000	400,032
3.450%, 09/15/21	135,000	142,082
4.500%, 01/15/18	280,000	290,406
Brandywine Operating Partnership L.P. 3.950%, 02/15/23	775,000	791,600
Corrections Corp. of America 4.125%, 04/01/20 (b)	90,000	84,600
Crown Castle International Corp. 3.400%, 02/15/21	65,000	68,025
3.700%, 06/15/26	245,000	255,633
HCP, Inc. 4.000%, 06/01/25	500,000	513,409
Kimco Realty Corp. 3.125%, 06/01/23	605,000	621,956
3.400%, 11/01/22	200,000	210,696
Ventas Realty L.P. / Ventas Capital Corp. 2.700%, 04/01/20	330,000	338,170
Welltower, Inc. 4.500%, 01/15/24	175,000	191,091

		3,907,700

Retail—0.4%
AutoZone, Inc. 1.625%, 04/21/19	140,000	140,473

MSF-140

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
CVS Health Corp. 2.125%, 06/01/21	80,000	$80,812
2.800%, 07/20/20	750,000	777,041
3.875%, 07/20/25	324,000	352,712
5.125%, 07/20/45	645,000	789,251
Group 1 Automotive, Inc. 5.000%, 06/01/22	205,000	205,640
Home Depot, Inc. (The) 3.500%, 09/15/56	410,000	400,666
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.250%, 06/01/26 (144A)	110,000	116,325
Lowe’s Cos., Inc. 2.500%, 04/15/26	700,000	702,549
3.700%, 04/15/46	575,000	594,078
Walgreens Boots Alliance, Inc. 2.600%, 06/01/21	195,000	199,557
3.100%, 06/01/23	160,000	165,032

		4,524,136

Savings & Loans—0.0%
Nationwide Building Society 6.875%, 06/20/19 (GBP) (d)	355,000	438,392

Semiconductors—0.1%
Intel Corp. 4.100%, 05/19/46	235,000	251,521
Lam Research Corp. 2.800%, 06/15/21 (b)	410,000	420,831
NXP B.V. / NXP Funding LLC 4.625%, 06/15/22 (144A)	200,000	216,000
Sensata Technologies B.V. 5.000%, 10/01/25 (144A)	180,000	184,050
5.625%, 11/01/24 (144A)	20,000	21,125

		1,093,527

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	25,000	26,438

Software—0.3%
First Data Corp. 5.000%, 01/15/24 (144A)	40,000	40,600
5.375%, 08/15/23 (144A)	215,000	221,450
Microsoft Corp. 1.550%, 08/08/21	655,000	652,323
2.400%, 08/08/26	255,000	255,216
3.700%, 08/08/46	390,000	394,752
3.950%, 08/08/56	400,000	405,250
MSCI, Inc. 5.250%, 11/15/24 (144A)	75,000	79,399
5.750%, 08/15/25 (144A)	65,000	69,387
Open Text Corp. 5.625%, 01/15/23 (144A)	80,000	81,600

Software—(Continued)
Oracle Corp. 1.900%, 09/15/21	875,000	877,220

		3,077,197

Telecommunications—0.8%
AT&T, Inc. 3.600%, 02/17/23	570,000	600,834
4.125%, 02/17/26	170,000	183,702
4.500%, 05/15/35	130,000	136,590
4.750%, 05/15/46	960,000	1,004,597
5.150%, 03/15/42	439,000	476,336
Cisco Systems, Inc. 1.400%, 09/20/19	785,000	785,685
2.200%, 02/28/21	470,000	480,895
CommScope, Inc. 4.375%, 06/15/20 (144A)	135,000	139,050
Frontier Communications Corp. 10.500%, 09/15/22	65,000	68,900
GTP Acquisition Partners LLC 3.482%, 06/16/25 (144A)	1,355,000	1,412,249
Nokia Oyj 6.625%, 05/15/39	200,000	217,000
Sprint Communications, Inc. 7.000%, 03/01/20 (144A)	630,000	675,675
T-Mobile USA, Inc. 6.731%, 04/28/22	175,000	183,750
Telecom Italia Capital S.A. 6.000%, 09/30/34	45,000	44,561
6.375%, 11/15/33	10,000	10,175
7.721%, 06/04/38	50,000	54,750
Verizon Communications, Inc. 4.400%, 11/01/34	535,000	566,104
4.672%, 03/15/55	1,228,000	1,291,770
4.862%, 08/21/46	315,000	352,820
5.012%, 08/21/54 (b)	523,000	577,517
Wind Acquisition Finance S.A. 4.750%, 07/15/20 (144A)	200,000	201,500

		9,464,460

Transportation—0.1%
FedEx Corp. 3.250%, 04/01/26 (b)	160,000	168,742
4.550%, 04/01/46	315,000	349,896
Kansas City Southern 3.000%, 05/15/23	200,000	203,760
Norfolk Southern Corp. 2.900%, 06/15/26	400,000	410,244
Ryder System, Inc. 2.550%, 06/01/19	260,000	265,128

		1,397,770

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.875%, 07/11/22 (144A)	1,180,000	1,316,757

Total Corporate Bonds & Notes (Cost $167,955,183)		172,027,134

MSF-141

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—6.3%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.1%
AmeriCredit Automobile Receivables Trust 3.310%, 10/08/19	245,000	$249,702
First Investors Auto Owner Trust 2.390%, 11/16/20 (144A)	285,000	287,049
Flagship Credit Auto Trust 1.210%, 04/15/19 (144A)	50,272	50,291
GM Financial Automobile Leasing Trust 1.960%, 03/20/18 (144A)	200,000	200,517
Santander Drive Auto Receivables Trust 3.780%, 10/15/19 (144A)	195,000	199,902
4.670%, 01/15/20 (144A)	1,085,000	1,101,139

		2,088,600

Asset-Backed - Home Equity—0.3%
GSAA Home Equity Trust 0.575%, 12/25/46 (d) (f)	120,428	75,268
0.595%, 12/25/46 (d) (f)	385,385	209,873
0.625%, 03/25/37 (d) (f)	849,101	458,935
0.745%, 05/25/47 (d) (f)	28,123	21,391
0.755%, 04/25/47 (d) (f)	274,160	182,667
0.765%, 11/25/36 (d) (f)	352,766	200,344
0.825%, 03/25/36 (d) (f)	1,549,082	1,023,519
5.876%, 09/25/36 (f)	165,515	88,035
5.985%, 06/25/36 (d) (f)	646,174	328,033
Morgan Stanley ABS Capital I, Inc. Trust 0.675%, 06/25/36 (d) (f)	65,049	57,200
Renaissance Home Equity Loan Trust 5.909%, 04/25/37 (f)	678,068	361,781
6.120%, 11/25/36 (f)	263,649	163,553
Soundview Home Loan Trust 0.775%, 11/25/36 (d) (f)	595,000	417,428

		3,588,027

Asset-Backed - Other—5.9%
AMMC CLO, Ltd. 2.165%, 07/27/26 (144A) (d)	1,340,000	1,339,992
Apidos CLO 2.138%, 01/19/25 (144A) (d)	895,000	895,024
2.179%, 04/17/26 (144A) (d)	1,595,000	1,595,037
2.229%, 01/16/27 (144A) (d)	480,000	480,164
2.530%, 07/15/23 (144A) (d)	465,000	460,953
Ares CLO, Ltd. 1.546%, 04/20/23 (144A) (d)	850,761	847,310
2.199%, 04/17/26 (144A) (d)	1,475,000	1,475,093
Atlas Senior Loan Fund, Ltd. 2.220%, 10/15/26 (144A) (d)	1,190,000	1,190,371
2.229%, 07/16/26 (144A) (d)	615,000	615,022
Atrium CDO Corp. 2.071%, 11/16/22 (144A) (d)	550,000	549,994
Avery Point CLO, Ltd. 2.235%, 04/25/26 (144A) (d)	1,460,000	1,460,121
Babson CLO, Ltd. 2.186%, 07/20/25 (144A) (d)	340,000	340,015
Battalion CLO, Ltd. 2.102%, 10/22/25 (144A) (d)	615,000	615,000

Asset-Backed - Other—(Continued)
Benefit Street Partners CLO, Ltd. 1.880%, 07/15/24 (144A) (d)	320,000	318,478
Carlyle Global Market Strategies CLO, Ltd. 2.204%, 04/27/27 (144A) (d)	1,425,000	1,426,994
Cent CLO, Ltd. 2.057%, 01/30/25 (144A) (d)	1,135,000	1,132,526
2.169%, 04/17/26 (144A) (d)	1,345,000	1,365,276
2.224%, 07/27/26 (144A) (d)	940,000	939,989
2.268%, 11/07/26 (144A) (d)	760,000	759,215
2.729%, 04/17/26 (144A) (d)	530,000	529,997
CIFC Funding, Ltd. 2.179%, 04/18/25 (144A) (d)	1,585,000	1,585,051
2.305%, 05/24/26 (144A) (d)	1,580,000	1,580,120
2.409%, 08/14/24 (144A) (d)	985,000	985,096
3.535%, 12/05/24 (144A) (d)	950,000	944,924
Consumer Credit Origination Loan Trust 2.820%, 03/15/21 (144A) (k)	68,587	68,691
Dryden Senior Loan Fund
2.110%, 07/15/27 (144A) (d)	1,215,000	1,215,423
2.160%, 07/15/26 (144A) (d)	1,605,000	1,605,178
Finance America Mortgage Loan Trust 1.575%, 09/25/33 (d) (f)	99,723	93,328
First Franklin Mortgage Loan Trust 0.835%, 09/25/36 (d) (f)	560,000	391,671
Flatiron CLO, Ltd. 2.579%, 07/17/26 (144A) (d)	330,000	329,998
Ford Credit Floorplan Master Owner Trust 3.500%, 01/15/19	265,000	266,533
Fremont Home Loan Trust 1.575%, 12/25/33 (d) (f)	90,458	85,697
Galaxy XV CLO, Ltd. 1.930%, 04/15/25 (144A) (d)	400,000	398,080
GMACM Home Equity Loan Trust 1.024%, 10/25/34 (144A) (d)	94,599	87,880
Green Tree Agency Advance Funding Trust 3.095%, 10/15/48 (144A)	705,000	705,221
Highbridge Loan Management, Ltd. 2.228%, 05/05/27 (144A) (d)	895,000	894,993
KKR Financial CLO, Ltd. 1.830%, 07/15/25 (144A) (d)	565,000	564,467
Knollwood CDO, Ltd. 3.861%, 01/10/39 (144A) (d)	594,322	6
Lehman XS Trust 1.045%, 11/25/35 (d) (f)	239,867	161,963
Limerock CLO, Ltd. 2.179%, 04/18/26 (144A) (d)	1,590,000	1,590,466
Madison Park Funding, Ltd. 1.995%, 10/23/25 (144A) (d)	1,341,165	1,335,449
2.196%, 07/20/26 (144A) (d)	1,485,000	1,485,043
Magnetite CLO, Ltd. 5.180%, 01/15/25 (144A) (d) (k)	1,125,000	1,126,326
Magnetite, Ltd. 2.135%, 07/25/26 (144A) (d)	1,255,000	1,255,625
2.160%, 04/15/26 (144A) (d)	970,000	972,038
2.180%, 04/15/27 (144A) (d)	955,000	955,160
2.665%, 07/25/26 (144A) (d)	1,010,000	1,010,042

MSF-142

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Nationstar HECM Loan Trust 2.239%, 06/25/26 (144A)	179,539	$179,764
2.981%, 02/25/26 (144A)	521,586	521,205
Neuberger Berman CLO, Ltd. 2.238%, 08/04/25 (144A) (d)	1,230,000	1,230,042
NRZ Advance Receivables Trust Advance Receivables Backed 3.302%, 08/17/48 (144A)	3,710,000	3,720,121
Oak Hill Credit Partners, Ltd. 2.166%, 07/20/26 (144A) (d)	455,000	455,015
Oaktree EIF, Ltd. 2.367%, 02/15/26 (144A) (d)	1,345,000	1,345,810
OCP CLO, Ltd. 2.209%, 04/17/27 (144A) (d)	1,230,000	1,230,258
Octagon Investment Partners, Ltd. 1.799%, 07/17/25 (144A) (d)	720,000	714,081
OHA Credit Partners, Ltd. 1.816%, 04/20/25 (144A) (d)	1,612,000	1,600,278
OHA Loan Funding, Ltd. 2.087%, 08/23/24 (144A) (d)	695,000	694,001
2.317%, 02/15/27 (144A) (d)	1,575,000	1,575,112
OneMain Financial Issuance Trust 4.100%, 03/20/28 (144A)	1,650,000	1,698,274
OZLM Funding, Ltd. 1.852%, 07/22/25 (144A) (d)	1,205,000	1,200,586
OZLM XII, Ltd. 2.207%, 04/30/27 (144A) (d)	1,360,000	1,360,413
Race Point CLO, Ltd. 2.190%, 04/15/27 (144A) (d)	1,610,000	1,610,509
SBA Tower Trust 2.898%, 10/15/44 (144A)	845,000	856,875
Securitized Asset-Backed Receivables LLC Trust 0.615%, 07/25/36 (d) (f)	559,534	275,856
Seneca Park CLO, Ltd. 2.159%, 07/17/26 (144A) (d)	1,095,000	1,095,033
Shackleton CLO 2.159%, 07/17/26 (144A) (d)	1,105,000	1,096,259
SoFi Consumer Loan Program LLC 3.090%, 10/27/25 (144A) (k)	1,015,000	1,017,000
Sound Point CLO, Ltd. 2.067%, 01/21/26 (144A) (d)	1,415,000	1,410,577
2.210%, 04/15/27 (144A) (d)	1,315,000	1,314,995
SpringCastle America Funding LLC 2.700%, 05/25/23 (144A) (k)	549,060	550,842
Springleaf Funding Trust 2.410%, 12/15/22 (144A)	584,127	584,874
SPS Servicer Advance Receivables Trust 2.920%, 07/15/47 (144A)	1,185,000	1,187,723
Symphony CLO, Ltd. 2.153%, 07/14/26 (144A) (d)	1,295,000	1,295,517
2.224%, 01/09/23 (144A) (d)	1,280,000	1,275,220
Treman Park CLO LLC 2.196%, 04/20/27 (144A) (d)	1,350,000	1,350,468

Asset-Backed - Other—(Continued)
Voya CLO, Ltd. 2.159%, 04/18/27 (144A) (d)	1,265,000	1,265,027
2.779%, 04/18/27 (144A) (d)	440,000	440,013

		74,182,788

Total Asset-Backed Securities (Cost $80,394,896)		79,859,415

Mortgage-Backed Securities—5.0%

Collateralized Mortgage Obligations—2.2%
Adjustable Rate Mortgage Trust 0.784%, 01/25/36 (d)	68,841	57,217
0.795%, 11/25/35 (d)	425,081	392,438
1.025%, 01/25/36 (d)	330,722	283,937
3.974%, 11/25/37 (144A) (d)	207,869	173,927
Banc of America Funding Trust 0.762%, 02/20/47 (d)	1,483,104	1,284,740
Bear Stearns Adjustable Rate Mortgage Trust 3.193%, 07/25/36 (d)	613,078	532,451
Bear Stearns ALT-A Trust 1.005%, 02/25/36 (d)	878,214	752,032
Bear Stearns Mortgage Funding Trust 0.705%, 10/25/36 (d)	480,919	389,469
0.725%, 02/25/37 (d)	977,878	786,645
CHL Mortgage Pass-Through Trust 2.817%, 03/20/36 (d)	92,737	75,354
Countrywide Alternative Loan Trust 0.795%, 01/25/36 (d)	340,122	279,741
0.844%, 11/25/35 (d)	177,168	142,186
0.925%, 10/25/36 (d)	48,888	30,309
1.325%, 12/25/35 (d)	263,381	203,305
5.500%, 11/25/35	1,099,744	963,895
5.500%, 12/25/35	129,549	108,348
5.750%, 05/25/36	78,808	61,193
6.000%, 12/25/36	208,030	131,740
Countrywide Home Loan Mortgage Pass-Through Trust 0.725%, 04/25/46 (d)	422,184	311,875
1.205%, 02/25/35 (d)	203,261	178,355
1.205%, 03/25/35 (d)	203,706	159,238
2.911%, 06/20/35 (d)	31,392	29,222
3.027%, 09/25/47 (d)	870,526	770,556
Deutsche ALT-A Securities Mortgage Loan Trust 0.675%, 12/25/36 (d)	508,568	416,282
DSLA Mortgage Loan Trust 1.409%, 03/19/46 (d)	889,071	722,966
GSR Mortgage Loan Trust 0.825%, 01/25/37 (d)	1,075,824	666,037
1.025%, 11/25/35 (d)	625,415	413,204
2.952%, 01/25/36 (d)	890,288	822,029
6.000%, 07/25/37	457,618	413,313
HarborView Mortgage Loan Trust 1.231%, 01/19/35 (d)	105,059	69,116

MSF-143

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
IndyMac INDX Mortgage Loan Trust 0.715%, 04/25/37 (d)	60,353	$43,967
3.149%, 10/25/35 (d)	86,435	73,537
JPMorgan Mortgage Trust 2.964%, 05/25/36 (d)	56,887	50,528
Lehman XS Trust 0.715%, 11/25/46 (d) (f)	993,160	818,530
0.765%, 06/25/47 (d)	880,908	602,316
LSTAR Securities Investment Trust 2.523%, 01/01/20 (144A) (d)	1,187,240	1,177,019
LSTAR Securities Investment, Ltd. 2.494%, 04/01/20 (144A) (d)	1,541,841	1,522,568
2.523%, 10/01/20 (144A) (d)	1,401,190	1,379,953
2.528%, 09/01/21 (144A) (d) (k)	575,000	566,555
Luminent Mortgage Trust 0.725%, 10/25/46 (d)	154,046	131,509
0.785%, 11/25/35 (d)	77,763	69,863
MASTR Adjustable Rate Mortgages Trust 0.765%, 05/25/37 (d)	159,172	95,834
2.787%, 09/25/33 (d)	135,771	129,410
Morgan Stanley Mortgage Loan Trust 3.127%, 05/25/36 (d)	535,655	376,164
New Residential Mortgage Loan Trust 3.750%, 11/25/35 (144A) (d)	1,450,082	1,506,310
Nomura Asset Acceptance Corp. Alternative Loan Trust 3.807%, 06/25/36 (d)	80,739	60,521
Residential Accredit Loans, Inc. Trust 0.745%, 02/25/46 (d)	464,900	204,593
0.825%, 04/25/36 (d)	809,944	582,387
1.307%, 09/25/46 (d)	608,681	431,641
6.000%, 12/25/35	435,651	376,490
Residential Asset Securitization Trust 0.975%, 03/25/35 (d)	338,071	266,158
RFMSI Trust 3.246%, 08/25/35 (d)	126,297	93,646
Structured Adjustable Rate Mortgage Loan Trust 0.825%, 09/25/34 (d)	99,106	85,749
Structured Asset Mortgage Investments Trust 0.755%, 02/25/36 (d)	177,418	142,510
Towd Point Mortgage Trust 2.250%, 08/25/55 (144A) (d)	1,316,912	1,316,314
2.750%, 02/25/55 (144A) (d)	338,968	342,720
2.750%, 08/25/55 (144A) (d)	1,038,814	1,052,597
3.000%, 03/25/54 (144A) (d)	82,628	84,372
WaMu Mortgage Pass-Through Certificates Trust
Zero Coupon, 06/25/44 (d)	169,993	157,506
1.309%, 12/25/46 (d)	128,524	99,534
1.487%, 07/25/46 (d)	109,985	88,861
2.193%, 11/25/46 (d)	112,071	99,683
2.540%, 06/25/37 (d)	212,441	189,762
Washington Mutual Mortgage Pass-Through Certificates 1.125%, 07/25/36 (d)	157,728	87,192

Collateralized Mortgage Obligations—(Continued)
Wells Fargo Alternative Loan Trust 3.081%, 12/28/37 (d)	34,438	29,953
Wells Fargo Mortgage-Backed Securities Trust 3.068%, 10/25/35 (d)	1,541,000	1,469,774
3.227%, 10/25/36 (d)	437,170	402,988

		27,830,134

Commercial Mortgage-Backed Securities—2.8%
Banc of America Commercial Mortgage Trust 3.262%, 09/15/48 (144A) (d) (k)	548,000	302,607
3.705%, 09/15/48	150,000	165,211
5.492%, 02/10/51	615,252	629,487
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,520,000	2,679,840
Bear Stearns Commercial Mortgage Securities Trust 5.302%, 10/12/42 (d)	145,000	143,693
CD Mortgage Trust 6.320%, 11/15/44 (d)	80,000	83,376
Citigroup Commercial Mortgage Trust 1.270%, 07/10/47 (d) (e)	4,594,147	288,641
1.307%, 04/10/48 (d) (e)	5,046,369	346,022
2.935%, 04/10/48	85,000	87,854
3.110%, 04/10/48 (144A)	245,000	170,818
3.192%, 04/10/48	125,000	131,518
3.762%, 06/10/48	295,000	323,461
3.818%, 11/10/48	220,000	242,530
3.855%, 05/10/47	25,000	27,468
4.566%, 03/10/47 (144A) (d) (k)	130,000	91,316
COBALT CMBS Commercial Mortgage Trust 5.254%, 08/15/48	121,307	121,289
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.994%, 02/10/47 (d) (e)	3,863,184	137,796
2.064%, 10/15/45 (d) (e)	452,567	34,060
2.853%, 10/15/45	160,000	166,992
3.101%, 03/10/46	145,000	152,683
3.183%, 02/10/48	145,000	152,962
3.213%, 03/10/46	280,000	296,794
3.288%, 12/10/44	80,000	85,137
3.350%, 02/10/48	320,000	338,634
3.424%, 03/10/31 (144A)	1,065,000	1,135,562
3.612%, 06/10/46 (d)	245,000	265,675
3.620%, 07/10/50	130,000	140,260
3.694%, 08/10/47	395,000	427,007
3.796%, 08/10/47	225,000	246,455
3.961%, 03/10/47	95,125	104,819
4.074%, 02/10/47 (d)	115,000	128,038
4.205%, 08/10/46	100,035	112,031
4.236%, 02/10/47 (d)	100,000	112,388
4.724%, 10/15/45 (144A) (d) (k)	165,000	107,299
4.750%, 10/15/45 (144A) (d) (k)	220,000	136,508
6.296%, 12/10/49 (d)	420,609	432,762

MSF-144

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Trust 3.902%, 07/10/50	210,000	$230,909
4.210%, 08/10/46 (d)	175,000	196,181
Credit Suisse Commercial Mortgage Trust 5.881%, 06/15/39 (d)	203,074	205,193
Credit Suisse First Boston Mortgage Securities Corp. 4.771%, 07/15/37	1,773	1,772
4.877%, 04/15/37	42,691	38,635
CSAIL Commercial Mortgage Trust 1.027%, 06/15/57 (d) (e)	13,318,892	714,408
1.212%, 11/15/48 (d) (e)	1,161,817	77,033
3.506%, 08/15/48 (d)	175,000	131,056
3.718%, 08/15/48	1,553,000	1,702,668
FREMF Mortgage Trust 5.417%, 09/25/43 (144A) (d)	855,000	937,000
GE Commercial Mortgage Corp. Trust 5.606%, 12/10/49 (d)	65,000	64,347
GS Mortgage Securities Corp. 2.954%, 11/05/34 (144A)	1,200,000	1,244,760
GS Mortgage Securities Corp. II 2.943%, 02/10/46	20,000	20,932
GS Mortgage Securities Corp. Trust 3.633%, 06/05/31 (144A)	130,000	132,749
GS Mortgage Securities Trust 0.269%, 07/10/46 (d) (e)	12,583,785	82,703
1.540%, 08/10/44 (144A) (d) (e)	1,055,896	55,922
3.582%, 06/10/47 (144A) (k)	195,000	115,669
3.674%, 04/10/47 (144A) (k)	235,000	123,138
4.661%, 11/10/47 (144A) (d)	205,000	166,856
5.029%, 04/10/47 (144A) (d) (k)	585,000	415,733
Hilton USA Trust 2.662%, 11/05/30 (144A)	1,055,000	1,054,814
3.273%, 11/05/30 (144A) (d)	231,212	231,212
JPMBB Commercial Mortgage Securities Trust 1.013%, 09/15/47 (d) (e)	4,775,983	180,346
3.611%, 05/15/48	150,000	162,225
3.775%, 08/15/47	160,000	175,156
3.880%, 10/15/48 (144A) (d)	220,000	163,437
JPMorgan Chase Commercial Mortgage Securities Corp. 4.563%, 12/15/47 (144A) (d) (k)	245,000	197,378
JPMorgan Chase Commercial Mortgage Securities Trust 2.018%, 02/12/51 (d)	1,611,124	1,568,784
2.733%, 10/15/45 (144A) (d) (k)	400,000	129,000
3.905%, 05/05/30 (144A)	881,838	949,379
4.000%, 08/15/46 (144A) (d) (k)	105,000	86,103
5.336%, 05/15/47	421,160	421,226
6.068%, 02/12/51	192,976	197,922
LB-UBS Commercial Mortgage Trust 6.287%, 04/15/41 (d)	360,561	376,218
ML-CFC Commercial Mortgage Trust 5.419%, 08/12/48	190,000	191,594

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Bank of America Merrill Lynch Trust 1.271%, 10/15/48 (d) (e)	915,013	67,098
1.299%, 12/15/47 (d) (e)	2,946,009	174,455
2.918%, 02/15/46	130,000	136,248
3.060%, 10/15/48 (144A)	180,000	128,914
3.134%, 12/15/48	315,000	333,567
3.176%, 08/15/45	245,000	259,996
3.766%, 11/15/46	180,000	198,096
4.064%, 02/15/47	85,000	95,022
4.259%, 10/15/46 (d)	115,000	130,057
4.500%, 08/15/45 (144A) (k)	250,000	180,798
Morgan Stanley Capital Trust 5.324%, 07/15/49 (144A) (d) (k)	265,000	209,307
5.403%, 10/12/52 (144A) (d)	135,000	125,289
5.569%, 12/15/44	461,716	473,163
5.692%, 04/15/49 (d)	1,525,000	1,541,599
6.477%, 01/11/43 (144A) (d)	100,000	99,267
Morgan Stanley Re-REMIC Trust 5.988%, 08/12/45 (144A) (d)	196,385	198,509
5.988%, 08/15/45 (144A) (d)	126,787	128,159
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (d)	250,000	258,871
UBS-Barclays Commercial Mortgage Trust 3.091%, 08/10/49	355,000	374,611
3.185%, 03/10/46	155,000	163,784
3.244%, 04/10/46	220,119	233,260
4.223%, 03/10/46 (144A) (d) (k)	155,000	108,680
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,156,317
Wells Fargo Commercial Mortgage Trust 1.334%, 05/15/48 (d) (e)	3,931,470	270,800
1.337%, 09/15/57 (d) (e)	8,470,245	563,627
2.881%, 05/15/48 (144A) (d) (k)	510,000	261,979
2.918%, 10/15/45	320,000	335,647
3.356%, 09/15/58 (144A) (k)	245,000	140,163
3.637%, 06/15/48	190,000	205,494
3.839%, 09/15/58	185,000	203,053
3.957%, 12/15/47 (144A) (d)	72,000	56,258
4.241%, 05/15/48 (d)	80,000	65,541
4.366%, 06/15/48 (d)	150,000	119,571
WF-RBS Commercial Mortgage Trust 1.563%, 03/15/47 (d) (e)	2,415,975	156,018
2.870%, 11/15/45	400,000	419,266
2.875%, 12/15/45	175,000	182,117
3.016%, 11/15/47 (144A) (k)	550,000	274,772
3.071%, 03/15/45	185,000	194,252
3.607%, 11/15/47	190,000	204,672
3.723%, 05/15/47	145,000	157,842
3.995%, 05/15/47	160,281	177,459
4.101%, 03/15/47	335,000	372,819
4.492%, 03/15/48 (144A) (d)	55,000	52,137
4.902%, 06/15/44 (144A) (d)	145,000	162,951
5.000%, 06/15/44 (144A) (d) (k)	105,000	91,387

MSF-145

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust 5.000%, 04/15/45 (144A) (d) (k)	130,000	$77,125
5.771%, 04/15/45 (144A) (d)	255,000	262,722

		35,074,190

Total Mortgage-Backed Securities (Cost $63,344,518)		62,904,324

Floating Rate Loans (m)—2.2%

Advertising—0.0%
inVentiv Health, Inc. Term Loan B, 09/28/23 (n)	345,000	346,437

Aerospace/Defense—0.0%
Transdigm, Inc. Term Loan E, 3.750%, 05/14/22	394,288	395,069

Agriculture—0.0%
American Rock Salt Holdings LLC 1st Lien Term Loan, 4.750%, 05/20/21	283,475	274,676
Incremental Term Loan, 4.750%, 05/20/21	123,111	119,248

		393,924

Airlines—0.0%
American Airlines, Inc. Term Loan B, 3.502%, 04/28/23	100,000	100,391

Auto Manufacturers—0.0%
FCA U.S. LLC Term Loan B, 3.250%, 12/31/18	512,322	513,510

Chemicals—0.1%
Chemours Co. (The) Term Loan B, 3.750%, 05/12/22	257,078	255,021
Ineos U.S. Finance LLC Term Loan, 3.750%, 05/04/18	1,027,532	1,031,492
Nexeo Solutions LLC Term Loan, 5.250%, 06/09/23	169,575	171,059

		1,457,572

Coal—0.0%
Arch Coal, Inc. Delayed Draw Term Loan, 5.000%, 01/31/17 (f) (o)	75,000	75,328
Term Loan B, 7.500%, 05/16/18	318,416	242,792

		318,120

Commercial Services—0.1%
Acosta Holdco, Inc. Term Loan, 4.250%, 09/26/21	181,774	173,594
Brickman Group, Ltd. LLC 1st Lien Term Loan, 4.000%, 12/18/20	299,233	298,832

Commercial Services—(Continued)
Jaguar Holding Co. II Term Loan B, 4.250%, 08/18/22	133,025	133,607
Moneygram International, Inc. Term Loan B, 4.250%, 03/27/20	102,572	99,751
ON Assignment, Inc. Term Loan, 3.500%, 06/03/22	113,867	114,792
WEX, Inc. Term Loan B, 4.250%, 07/01/23	418,950	424,187

		1,244,763

Computers—0.0%
Dell, Inc. Term Loan B, 4.000%, 09/07/23	165,000	166,143

Cosmetics/Personal Care—0.0%
Coty, Inc. Term Loan B, 3.750%, 10/27/22	44,775	44,980
Galleria Co. Term Loan B, 3.750%, 01/26/23	90,000	90,561
Revlon Consumer Products Corp. Term Loan B, 4.250%, 09/07/23	245,000	245,963

		381,504

Diversified Financial Services—0.0%
Russell Investment Group Term Loan B, 6.750%, 06/01/23	134,663	133,905

Diversified Telecommunication Services—0.1%
Level 3 Financing, Inc. Term Loan B2, 3.500%, 05/31/22	565,000	568,884

Electric—0.1%
Calpine Construction Finance Co. L.P. Term Loan B2, 3.340%, 01/31/22	835,972	830,956
Energy Future Intermediate Holding Co. LLC Term Loan, 4.250%, 12/19/16	100,000	100,417
NRG Energy, Inc. Term Loan B, 3.500%, 06/30/23	249,375	250,284
Texas Competitive Electric Holdings Co. LLC Term Loan B, 5.000%, 10/31/17	145,000	146,087
Term Loan C, 5.000%, 10/31/17	35,000	35,263

		1,363,007

Electronics—0.0%
Sensus USA, Inc. Term Loan, 6.500%, 04/05/23	129,675	130,540

Energy Equipment & Services—0.0%
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.753%, 05/16/21	105,000	96,206
Seadrill Partners Finco LLC Term Loan B, 4.000%, 02/21/21	422,938	212,923

		309,129

MSF-146

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Food—0.1%
Albertson’s LLC Term Loan B4, 4.500%, 08/25/21	191,098	$192,483
Aramark Services, Inc. Term Loan F, 3.338%, 02/24/21	483,600	486,622
Hostess Brands LLC 1st Lien Term Loan, 4.500%, 08/03/22	99,000	99,681
JBS USA LLC Incremental Term Loan, 3.750%, 09/18/20	565,740	565,740
Term Loan B, 4.000%, 10/30/22	218,350	218,893

		1,563,419

Healthcare-Services—0.2%
Community Health Systems, Inc. Term Loan H, 4.000%, 01/27/21	138,250	135,986
Envision Healthcare Corp. Term Loan B2, 4.500%, 10/28/22	158,800	159,582
IMS Health, Inc. Term Loan, 3.500%, 03/17/21	936,000	940,875
Medpace Holdings, Inc. 1st Lien Term Loan, 4.750%, 04/01/21	90,283	90,452
MPH Acquisition Holdings LLC Term Loan B, 5.000%, 06/07/23	172,219	174,587
Ortho-Clinical Diagnostics, Inc. Term Loan B, 4.750%, 06/30/21	135,109	132,716
U.S. Renal Care, Inc. Term Loan B, 5.250%, 12/31/22	258,050	248,825

		1,883,023

Insurance—0.2%
Asurion LLC 2nd Lien Term Loan, 8.500%, 03/03/21	385,000	383,364
Term Loan B1, 5.000%, 05/24/19	100,329	100,726
Term Loan B2, 4.338%, 07/08/20	288,317	289,217
Term Loan B4, 5.000%, 08/04/22	329,378	331,282
Camelot UK Holdco, Ltd. Term Loan B, 09/07/23 (n)	110,000	110,189
Hub International, Ltd. Term Loan B, 4.000%, 10/02/20	340,025	340,371
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan, 3.750%, 03/01/21	791,195	785,756
2nd Lien Term Loan, 6.750%, 02/28/22	205,000	204,359

		2,545,264

Internet & Direct Marketing Retail—0.0%
Lands’ End, Inc. Term Loan B, 4.250%, 04/04/21	209,428	165,710

Leisure Time—0.1%
Aristocrat Technologies, Inc. Term Loan B, 3.500%, 10/20/21	173,077	173,888
Delta 2 (LUX) S.a.r.l. 2nd Lien Term Loan, 7.750%, 07/31/22	165,000	165,774
Term Loan B3, 4.750%, 07/30/21	500,000	501,094

		840,756

Lodging—0.1%
Boyd Gaming Corp. Term Loan B2, 3.524%, 09/15/23	135,000	136,080
La Quinta Intermediate Holdings LLC Term Loan B, 3.750%, 04/14/21	518,859	517,345
MGM Growth Properties Operating Partnership L.P. Term Loan B, 4.000%, 04/25/23	223,875	226,114

		879,539

Machinery-Diversified—0.1%
Gardner Denver, Inc. Term Loan, 4.250%, 07/30/20	559,148	542,932
PRA Holdings, Inc. 1st Lien Term Loan, 4.500%, 09/23/20	252,232	253,696

		796,628

Media—0.1%
Advantage Sales & Marketing, Inc. 1st Lien Term Loan, 4.250%, 07/23/21	201,220	199,334
Charter Communications Operating LLC Term Loan I, 3.500%, 01/24/23	238,800	240,608
Mission Broadcasting, Inc. Term Loan B2, 09/26/23 (n)	10,000	10,060
Nexstar Broadcasting, Inc. Term Loan B, 09/21/23 (n)	101,182	101,798

		551,800

Oil & Gas—0.1%
California Resources Corp. Second Out Term Loan, 11.375%, 12/31/21	130,000	136,879
Calpine Corp. Term Loan B7, 3.840%, 05/31/23	154,613	155,772
Chesapeake Energy Corp. Term Loan, 8.500%, 08/23/21	110,000	115,555
Fieldwood Energy LLC 1st Lien Term Loan, 3.875%, 10/01/18	499,780	439,807
Paragon Offshore Finance Co. Term Loan B, 5.250%, 07/18/21	98,750	24,605
Templar Energy LLC 2nd Lien Term Loan, 8.500%, 11/25/20	100,000	24,875

		897,493

Packaging & Containers—0.1%
Berry Plastics Holding Corp. Term Loan D, 3.500%, 02/08/20	291,688	292,462
Caesars Growth Properties Holdings LLC Term Loan, 6.250%, 05/08/21	210,163	208,061
Reynolds Group Holdings, Inc. Term Loan, 02/05/23 (n)	410,000	411,747
Signode Industrial Group U.S., Inc. Term Loan B, 3.750%, 05/01/21	211,037	211,169

		1,123,439

MSF-147

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—0.1%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 3.750%, 09/26/22	322,563	$322,274
Grifols Worldwide Operations USA, Inc. Term Loan B, 3.448%, 02/27/21	633,750	640,301
Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.500%, 04/01/22	150,486	151,126
Vizient, Inc. 1st Lien Term Loan, 6.250%, 02/13/23	87,985	89,085

		1,202,786

Pipelines—0.0%
Energy Transfer Equity L.P. Term Loan, 3.292%, 12/02/19	325,000	322,441

Professional Services—0.0%
TransUnion LLC Term Loan B2, 3.588%, 04/09/21	428,375	430,326

Real Estate—0.0%
DTZ U.S. Borrower LLC 1st Lien Term Loan, 4.250%, 11/04/21	148,125	148,264

Retail—0.2%
Harbor Freight Tools USA, Inc. Term Loan B, 4.000%, 08/19/23	120,000	120,814
J. Crew Group, Inc. Term Loan B, 4.000%, 03/05/21	314,863	249,979
Michaels Stores, Inc. Term Loan B1, 01/27/23 (n)	100,441	100,881
Neiman Marcus Group, Inc. (The) Term Loan, 4.250%, 10/25/20	628,875	582,945
Party City Holdings, Inc. Term Loan B, 4.470%, 08/19/22	614,310	616,943
PetSmart, Inc. Term Loan B1, 4.250%, 03/11/22	140,725	141,165
Yum! Brands, Inc. 1st Lien Term Loan B, 3.281%, 06/16/23	109,725	110,763

		1,923,490

Semiconductors—0.1%
Avago Technologies Cayman, Ltd. Term Loan B3, 3.524%, 02/01/23	195,669	198,237
Entegris, Inc. Term Loan B, 3.500%, 04/30/21	275,732	277,282
NXP B.V. Term Loan F, 3.405%, 12/07/20	103,974	104,600
ON Semiconductor Corp. Incremental Term Loan, 03/31/23 (n)	110,000	110,596

		690,715

Software—0.2%
First Data Corp. Term Loan, 4.275%, 07/08/22	820,000	825,865
Infor (U.S.), Inc. Term Loan B5, 3.750%, 06/03/20	327,976	326,043
Kronos, Inc. 2nd Lien Term Loan, 9.750%, 04/30/20	154,834	158,241
Incremental Term Loan, 4.500%, 10/30/19	398,363	400,044
SS&C Technologies, Inc. Term Loan B1, 4.000%, 07/08/22	192,657	194,377
Term Loan B2, 4.000%, 07/08/22	23,104	23,310

		1,927,880

Telecommunications—0.1%
CSC Holdings LLC Term Loan B, 5.000%, 10/09/22	164,588	165,205
UPC Financing Partnership Term Loan AN, 4.080%, 08/31/24	210,000	211,149
XO Communications LLC Term Loan, 4.250%, 03/17/21	365,625	366,196
Ziggo Financing Partnership Term Loan B1, 3.652%, 01/15/22	536,191	536,108
Term Loan B2A, 3.652%, 01/15/22	317,766	317,716
Term Loan B3, 3.701%, 01/15/22	98,739	98,723

		1,695,097

Trading Companies & Distributors—0.0%
Neff Rental LLC 2nd Lien Term Loan, 7.250%, 06/09/21	103,402	101,248

Transportation—0.0%
Kenan Advantage Group, Inc. Strip Delayed Draw Term Loan, 1.500%, 01/31/17 (o)	5,267	5,252
Term Loan, 4.000%, 07/31/22	83,456	83,221
Term Loan B, 4.000%, 07/31/22	31,058	30,971

		119,444

Total Floating Rate Loans (Cost $28,156,325)		27,631,660

Foreign Government—1.0%

Banks—0.1%
Bank of Thailand 1.490%, 02/23/18 (THB)	44,465,000	1,281,739

Sovereign—0.9%
Argentine Republic Government International Bond 2.260%, 12/31/38 (EUR) (i) (p)	765,000	563,742

MSF-148

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Brazil Notas do Tesouro Nacional 6.000%, 05/15/17 (BRL) (i)	3,086,000	$2,845,763
6.000%, 08/15/22 (BRL) (i)	1,119,000	1,012,350
Colombian TES 4.250%, 05/17/17 (COP) (i)	2,162,430,330	753,275
Indonesia Treasury Bonds 8.250%, 07/15/21 (IDR)	10,973,000,000	887,021
8.375%, 03/15/24 (IDR)	11,367,000,000	941,952
Mexico Government International Bonds 4.750%, 03/08/44	110,000	113,988
5.750%, 10/12/2110	660,000	697,950
Qatar Government International Bond 4.625%, 06/02/46 (144A)	285,000	311,362
Romania Treasury Bills 0.561%, 08/28/17 (RON) (q)	4,035,000	1,013,815
0.581%, 06/26/17 (RON) (q)	8,195,000	2,062,178
South Africa Government International Bond 4.300%, 10/12/28	680,000	668,828
Uruguay Government International Bond 3.700%, 06/26/37 (UYU) (i)	19,237,218	549,203

		12,421,427

Total Foreign Government (Cost $13,474,069)		13,703,166

Municipals—0.4%
Chicago Transit Authority Transfer Tax Receipts Revenue 6.899%, 12/01/40	805,000	1,058,974
Municipal Electric Authority of Georgia, Build America Bonds 6.637%, 04/01/57	55,000	74,246
Puerto Rico Commonwealth Government Employees Retirement System 6.150%, 07/01/38 (f)	1,990,000	756,200
6.200%, 07/01/39 (f)	955,000	362,900
6.550%, 07/01/58 (f)	315,000	119,700
State of California General Obligation Unlimited, Build America Bonds 7.350%, 11/01/39	1,420,000	2,171,904
7.600%, 11/01/40	180,000	291,804
State of Illinois General Obligation Unlimited 5.665%, 03/01/18	300,000	314,625
State of Illinois, Build America Bonds 5.100%, 06/01/33	115,000	110,860

Total Municipals (Cost $5,326,049)		5,261,213

Purchased Options—0.0%
Security Description	Principal/ Notional Amount*	Value

Currency Options—0.0%
CNH Put/JPY Call, Strike Price JPY 14.93, Expires 11/10/16 (Counterparty - Goldman Sachs International) (CNH) (f)	5,561,000	9,221
CNH Put/JPY Call, Strike Price JPY 14.95, Expires 11/10/16 (Counterparty - JPMorgan Chase Bank N.A.) (CNH) (f)	5,561,000	9,626
CNH Put/JPY Call, Strike Price JPY 15.14, Expires 11/10/16 (Counterparty - Goldman Sachs International) (CNH) (f)	5,561,000	13,853
USD Put/PHP Call, Strike Price PHP 47.79, Expires 10/14/16 (Counterparty - Goldman Sachs International) (f)	1,509,000	2,268
USD Put/PHP Call, Strike Price PHP 47.81, Expires 10/14/16 (Counterparty - JPMorgan Chase Bank N.A.) (f)	3,018,000	4,781
USD Put/PHP Call, Strike Price PHP 47.91, Expires 10/21/16 (Counterparty - Bank of America N.A.) (f)	1,508,000	4,331

Total Purchased Options (Cost $94,355)		44,080

Short-Term Investments—3.6%

Certificate of Deposit—0.8%
Canadian Imperial Bank of Commerce (NY) 0.380%, 10/06/16	4,350,000	4,350,000
DnB Bank ASA 0.400%, 10/12/16	2,900,000	2,900,000
Sumitomo Mitsui Banking Corp. (NY) 0.420%, 10/12/16	2,900,000	2,900,000

		10,150,000

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $35,111,047 on 10/03/16, collateralized by $35,285,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $35,814,275.	35,110,959	35,110,959

Total Short-Term Investments (Cost $45,260,959)		45,260,959

Securities Lending Reinvestments (r)—2.2%

Certificates of Deposit—0.2%
Bank of Montreal 0.500%, 10/24/16	250,000	250,000
Chiba Bank, Ltd., New York 0.870%, 11/30/16	300,000	300,051
DZ Bank AG 0.950%, 01/03/17	250,000	250,000

MSF-149

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (r)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
KBC Bank NV 1.000%, 01/04/17	250,000	$250,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	200,000	200,000
National Bank of Canada 0.480%, 10/28/16	250,000	249,998
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	300,000	300,009
Swedbank 0.350%, 10/03/16	200,000	200,000

		2,000,058

Commercial Paper—0.1%
Credit Suisse AG 0.971%, 10/19/16	250,000	249,997
Manhattan Asset Funding 0.740%, 11/28/16	400,000	399,604
Victory Receivables Corp. 1.050%, 01/04/17	300,000	299,239

		948,840

Repurchase Agreements—1.7%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $2,500,194 on 10/03/16, collateralized by $2,362,538 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $2,550,001.	2,500,000	2,500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $2,500,174 on 10/03/16, collateralized by $2,454,308 Corporate and Foreign Bonds with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $2,550,002.	2,500,000	2,500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $1,000,042 on 10/03/16, collateralized by $972,192 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $1,020,000.	1,000,000	1,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $2,500,094 on 10/03/16, collateralized by $1,972,000 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $2,550,035.	2,500,000	2,500,000

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $3,600,296 on 10/03/16, collateralized by $3,436,844 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $3,673,536.	3,600,000	3,600,000
Merrill Lynch, Pierce, Fenner & Smith Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $25,502 on 10/03/16, collateralized by $21,068 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $26,011.	25,500	25,500
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $3,500,204 on 10/03/16, collateralized by $5,598,463 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $3,570,208.	3,500,000	3,500,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $900,065 on 10/04/16, collateralized by $865,596 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $918,000.	900,000	900,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $2,000,087 on 10/03/16, collateralized by $2,823,751 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $2,040,000.	2,000,000	2,000,000
RBS Securities Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $2,500,096 on 10/03/16, collateralized by $2,340,450 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $2,550,051.	2,500,000	2,500,000

		21,025,500

Time Deposits—0.2%
ANZ London 0.420%, 10/03/16	86,392	86,392
Canadian Imperial Bank 0.260%, 10/03/16	1,000,000	1,000,000

MSF-150

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (r)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—(Continued)
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	400,000	$400,000
Den Norske Bank, Oslo 0.400%, 10/03/16	400,000	400,000
Royal Bank of Canada 0.280%, 10/03/16	400,000	400,000

		2,286,392

Total Securities Lending Reinvestments (Cost $26,260,660)		26,260,790

Total Investments—115.5% (Cost $1,365,261,646)		1,454,330,028
Unfunded Loan Commitments—(0.0)% (Cost $(80,267))		(80,267)
Net Investments—115.5% (Cost $1,365,181,379) (s)		1,454,249,761
Other assets and liabilities (net)—(15.5)%		(195,485,817)

Net Assets—100.0%		$1,258,763,944

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $24,948,599 and the collateral received consisted of cash in the amount of $25,760,636. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Interest only security.
(f)	Illiquid security. As of September 30, 2016, these securities represent 0.9% of net assets.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2016, the market value of securities pledged was $1,971,205.
(h)	All or a portion of the security was pledged as collateral against open swap contracts. As of September 30, 2016, the market value of securities pledged was $1,130,014.
(i)	Principal amount of security is adjusted for inflation.
(j)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(k)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $6,378,376, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(l)	Principal only security.
(m)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(n)	This loan will settle after September 30, 2016, at which time the interest rate will be determined.
(o)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(p)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(q)	The rate shown represents current yield to maturity.
(r)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(s)	As of September 30, 2016, the aggregate cost of investments was $1,365,181,379. The aggregate unrealized appreciation and depreciation of investments were $121,905,372 and $(32,836,990), respectively, resulting in net unrealized appreciation of $89,068,382.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $130,353,282, which is 10.4% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ARM)—	Adjustable-Rate Mortgage
(BRL)—	Brazilian Real
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(PHP)—	Philippine Peso
(REMIC)—	Real Estate Mortgage Investment Conduit
(RON)—	New Romanian Leu
(THB)—	Thai Baht
(UYU)—	Uruguayan Peso

MSF-151

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Banc of America Commercial Mortgage Trust, 3.262%, 09/15/48	01/22/16	$548,000	$293,680	$302,607
Citigroup Commercial Mortgage Trust, 4.566%, 03/10/47	01/15/15	130,000	107,367	91,316
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.750%, 10/15/45	02/18/15	220,000	175,716	136,508
Commercial Mortgage Pass-Through Certificates Mortgage Trust, 4.724%, 10/15/45	12/05/14	165,000	129,274	107,299
Consumer Credit Origination Loan Trust, 2.820%, 03/15/21	02/03/15	68,587	68,583	68,691
GS Mortgage Securities Trust, 5.029%, 04/10/47	03/27/14	585,000	534,065	415,733
GS Mortgage Securities Trust, 3.674%, 04/10/47	04/04/14	235,000	147,173	123,138
GS Mortgage Securities Trust, 3.582%, 06/10/47	04/24/15	195,000	149,282	115,669
JPMorgan Chase Commercial Mortgage Securities Corp., 4.563%, 12/15/47	03/27/14	245,000	198,450	197,378
JPMorgan Chase Commercial Mortgage Securities Trust, 4.000%, 08/15/46	05/19/15	105,000	94,959	86,103
JPMorgan Chase Commercial Mortgage Securities Trust, 2.733%, 10/15/45	03/17/14	400,000	269,984	129,000
LSTAR Securities Investment, Ltd., 2.528%, 09/01/21	09/14/16	575,000	566,548	566,555
Magnetite CLO, Ltd., 5.180%, 01/15/25	11/17/15	1,125,000	1,126,125	1,126,326
Morgan Stanley Bank of America Merrill Lynch Trust, 4.500%, 08/15/45	07/10/14	250,000	197,031	180,798
Morgan Stanley Capital Trust, 5.324%, 07/15/49	03/13/15	265,000	242,868	209,307
SoFi Consumer Loan Program LLC, 3.090%, 10/27/25	07/26/16	1,015,000	1,014,841	1,017,000
SpringCastle America Funding LLC, 2.700%, 05/25/23	09/18/14	549,060	549,024	550,842
UBS-Barclays Commercial Mortgage Trust, 4.223%, 03/10/46	07/10/14	155,000	130,182	108,680
WF-RBS Commercial Mortgage Trust, 5.000%, 06/15/44	03/28/14	105,000	94,365	91,387
WF-RBS Commercial Mortgage Trust, 5.000%, 04/15/45	08/13/14	130,000	103,594	77,125
WF-RBS Commercial Mortgage Trust, 3.016%, 11/15/47	11/05/14	550,000	362,270	274,772
Wells Fargo Commercial Mortgage Trust, 3.356%, 09/15/58	09/24/15	245,000	147,153	140,163
Wells Fargo Commercial Mortgage Trust, 2.881%, 05/15/48	09/16/15	510,000	315,702	261,979

				$6,378,376

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Fannie Mae 15 Yr. Pool	3.500%	TBA	(1,200,000)	$(1,266,545)	$(1,265,063)
Fannie Mae 15 Yr. Pool	4.500%	TBA	(3,500,000)	(3,584,765)	(3,587,503)
Fannie Mae 30 Yr. Pool	4.000%	TBA	(525,000)	(562,140)	(563,842)
Fannie Mae 30 Yr. Pool	4.500%	TBA	(4,425,000)	(4,829,789)	(4,845,961)
Fannie Mae 30 Yr. Pool	5.000%	TBA	(2,200,000)	(2,439,594)	(2,443,590)
Freddie Mac 30 Yr. Gold Pool	5.500%	TBA	(200,000)	(224,438)	(224,581)
Ginnie Mae II 30 Yr. Pool	3.000%	TBA	(7,975,000)	(8,353,656)	(8,354,435)
Ginnie Mae II 30 Yr. Pool	4.000%	TBA	(7,973,000)	(8,534,125)	(8,543,256)
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(500,000)	(539,688)	(539,441)

Totals				$(30,334,740)	$(30,367,672)

MSF-152

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
COP	1,816,350,000	Goldman Sachs International	10/21/16	$619,809	$8,077
COP	1,816,350,000	State Street Bank and Trust	10/21/16	627,735	151
EUR	155,000	Bank of America N.A.	03/15/17	177,515	(2,079)
EUR	205,000	Bank of America N.A.	03/15/17	234,910	(2,883)
EUR	375,000	Citibank N.A.	03/15/17	416,250	8,190
EUR	270,000	UBS AG	03/15/17	309,587	(3,991)
IDR	8,239,000,000	Citibank N.A.	10/21/16	629,893	(205)
RUB	40,310,000	Credit Suisse International	10/21/16	629,647	9,827
RUB	40,310,000	JPMorgan Chase Bank N.A.	10/21/16	628,861	10,613
ZAR	8,605,000	Goldman Sachs International	10/21/16	632,028	(6,975)
ZAR	8,605,000	Goldman Sachs International	10/21/16	633,217	(8,164)
ZAR	10,700,000	Goldman Sachs International	12/21/16	750,863	17,186

Contracts to Deliver
BRL	3,410,000	Goldman Sachs International	12/02/16	1,024,024	(7,077)
BRL	9,086,000	Morgan Stanley & Co. International plc	12/02/16	2,736,994	(10,392)
COP	1,816,350,000	Standard Chartered Bank	10/21/16	626,328	(1,558)
COP	1,816,350,000	Standard Chartered Bank	10/21/16	627,518	(368)
COP	1,171,300,000	State Street Bank and Trust	12/21/16	387,239	(13,638)
COP	1,046,500,000	State Street Bank and Trust	12/21/16	354,746	(3,419)
EUR	3,167,000	UBS AG	10/31/16	3,558,663	(3,449)
EUR	465,000	Bank of America N.A.	12/21/16	523,031	(1,214)
EUR	1,005,000	Bank of America N.A.	03/15/17	1,080,446	(57,052)
GBP	740,000	UBS AG	10/31/16	958,759	(925)
IDR	8,239,000,000	Citibank N.A.	10/21/16	635,725	6,037
IDR	5,798,000,000	HSBC Bank USA	12/21/16	432,138	(6,927)
IDR	18,185,000,000	JPMorgan Chase Bank N.A.	12/21/16	1,366,979	(10,116)
RON	8,195,000	Citibank N.A.	06/26/17	2,045,962	(37,029)
RON	1,520,000	BNP Paribas S.A.	08/28/17	387,508	798
RON	2,515,000	JPMorgan Chase Bank N.A.	08/28/17	641,909	2,057
RUB	40,310,000	JPMorgan Chase Bank N.A.	10/21/16	635,704	(3,770)
RUB	40,310,000	JPMorgan Chase Bank N.A.	10/21/16	636,005	(3,469)
THB	44,581,000	Royal Bank of Scotland plc	12/21/16	1,275,748	(9,520)
ZAR	8,025,000	Goldman Sachs International	12/21/16	555,286	(20,750)
ZAR	2,675,000	Goldman Sachs International	12/21/16	184,780	(7,232)

Net Unrealized Depreciation					$(159,266)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	12/18/17	203	USD	50,193,338	$16,175
S&P 500 E-Mini Index Futures	12/16/16	61	USD	6,527,393	61,827
U.S. Treasury Note 5 Year Futures	12/30/16	447	USD	54,307,717	9,768
U.S. Treasury Note Ultra 10 Year Futures	12/20/16	27	USD	3,898,173	(5,954)
U.S. Treasury Ultra Long Bond Futures	12/20/16	153	USD	28,591,710	(458,835)

Futures Contracts—Short
90 Day Eurodollar Futures	09/17/18	(203)	USD	(50,144,213)	(22,162)
U.S. Treasury Long Bond Futures	12/20/16	(20)	USD	(3,369,961)	6,836
U.S. Treasury Note 10 Year Futures	12/20/16	(133)	USD	(17,418,895)	(20,730)
U.S. Treasury Note 2 Year Futures	12/30/16	(36)	USD	(7,868,187)	3,312

Net Unrealized Depreciation					$(409,763)

MSF-153

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Swap Agreements

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Pay	6M MIBOR	6.260%	09/12/21	Goldman Sachs International	INR	67,350,000	$(1,662)	$—	$(1,662)
Receive	CPI-U	1.810%	09/04/25	Bank of America N.A.	USD	3,803,000	(36,535)	—	(36,535)
Receive	CPI-U	1.820%	09/22/25	Bank of America N.A.	USD	10,320,000	(110,196)	—	(110,196)

Totals							$(148,393)	$—	$(148,393)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation
Receive	3M LIBOR	1.750%	03/15/27	USD	3,000,000	$16,789
Receive	Fed Funds Rate Compounded - OIS	1.000%	09/29/26	USD	10,928,000	58,159

Net Unrealized Appreciation						$74,948

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Unrealized Depreciation
CDX.NA.HY.26.V1	(5.000%)	06/20/21	3.765%	USD	15,269,000	$(209,280)
CDX.NA.HY.27.V1	(5.000%)	12/20/21	4.013%	USD	9,990,000	(77,109)

Net Unrealized Depreciation						$(286,389)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.IG.26	1.000%	06/20/21	0.687%	USD	410,000	$444
CDX.NA.IG.27	1.000%	12/20/21	0.747%	USD	2,931,000	3,089
ITRAXX.EUR.26.V1	5.000%	12/20/21	3.298%	EUR	957,000	149

Net Unrealized Appreciation						$3,682

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium (Received)	Unrealized Appreciation
Russian Federation 7.500%, due 03/31/30	1.000%	06/20/21	Barclays Bank plc	1.996%	USD	1,330,000	$(59,119)	$(71,519)	$12,400

MSF-154

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AAA.6-1	(0.180%)	07/25/45	JPMorgan Chase Bank N.A.	0.000%	USD	49,095	$1,105	$1,235	$(130)
ABX.HE.AAA.6-1	(0.180%)	07/25/45	JPMorgan Chase Bank N.A.	0.000%	USD	15,236	343	—	343
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	352,350	86,913	89,850	(2,937)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	152,067	37,510	38,777	(1,267)
ABX.HE.AAA.7-1	(0.090%)	08/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	103,851	25,616	27,001	(1,385)
ABX.HE.PEN.AAA.6-2	(0.110%)	05/25/46	JPMorgan Chase Bank N.A.	0.000%	USD	300,710	35,083	42,147	(7,064)
CDX.EM.26	(1.000%)	12/20/21	Barclays Bank plc	2.351%	USD	19,030,000	1,217,973	1,132,285	85,688
CMBX.NA.A.7	(2.000%)	01/17/47	JPMorgan Chase Bank N.A.	0.000%	USD	480,000	24,503	(10,238)	34,741
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	735,000	20,520	23,330	(2,810)
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	635,000	17,728	20,156	(2,428)
CMBX.NA.AA.7	(1.500%)	01/17/47	Credit Suisse International	0.000%	USD	600,000	16,751	19,045	(2,294)
CMBX.NA.AA.8	(1.500%)	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	265,000	12,963	10,823	2,140
CMBX.NA.AAA.8	(0.500%)	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	295,000	7,177	7,757	(580)
CMBX.NA.AAA.8	(0.500%)	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	125,000	3,041	3,337	(296)
CMBX.NA.AAA.9	(0.500%)	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	140,000	5,144	5,562	(418)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Bank of America N.A.	0.000%	USD	675,818	165,435	119,839	45,596
CMBX.NA.AJ.4	(0.960%)	02/17/51	Credit Suisse International	0.000%	USD	1,904,130	466,115	475,512	(9,397)
CMBX.NA.AJ.4	(0.960%)	02/17/51	Morgan Stanley & Co. International plc	0.000%	USD	1,262,843	309,133	315,373	(6,240)
CMBX.NA.AS.6	(1.000%)	05/11/63	Credit Suisse International	0.000%	USD	775,000	4,967	8,391	(3,424)
CMBX.NA.AS.6	(1.000%)	05/11/63	Credit Suisse International	0.000%	USD	635,000	4,070	6,876	(2,806)
CMBX.NA.AS.7	(1.000%)	01/17/47	Credit Suisse International	0.000%	USD	1,375,000	18,945	25,476	(6,531)
CMBX.NA.AS.7	(1.000%)	01/17/47	Goldman Sachs International	0.000%	USD	500,000	6,889	14,481	(7,592)
CMBX.NA.AS.8	(1.000%)	10/17/57	Deutsche Bank AG	0.000%	USD	210,000	6,192	15,785	(9,593)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Credit Suisse International	0.000%	USD	375,000	31,301	34,662	(3,361)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Credit Suisse International	0.000%	USD	300,000	25,041	29,605	(4,564)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Credit Suisse International	0.000%	USD	255,000	21,285	25,164	(3,879)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Deutsche Bank AG	0.000%	USD	175,000	14,607	22,550	(7,943)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Deutsche Bank AG	0.000%	USD	170,000	14,190	16,725	(2,535)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Deutsche Bank AG	0.000%	USD	170,000	14,190	12,815	1,375
CMBX.NA.BBB.7	(3.000%)	01/17/47	Goldman Sachs International	0.000%	USD	1,020,000	85,138	98,003	(12,865)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Goldman Sachs International	0.000%	USD	260,000	21,702	25,513	(3,811)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Goldman Sachs International	0.000%	USD	230,000	19,198	20,132	(934)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Goldman Sachs International	0.000%	USD	175,000	14,607	25,231	(10,624)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Goldman Sachs International	0.000%	USD	130,000	10,851	12,000	(1,149)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	750,000	62,602	74,012	(11,410)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	385,000	32,135	40,214	(8,079)
CMBX.NA.BBB.7	(3.000%)	01/17/47	Morgan Stanley & Co. International plc	0.000%	USD	230,000	19,198	19,356	(158)

Totals							$2,880,161	$2,848,782	$31,379

MSF-155

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.6.	2.000%	05/11/63	Goldman Sachs International	0.000%	USD	355,000	$(16,486)	$4,634	$(21,120)
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	549,892	(4,350)	(13,163)	8,813
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	554,891	(4,390)	(13,265)	8,875
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	774,848	(6,130)	(28,862)	22,732
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	1,979,612	(15,660)	(21,407)	5,747
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	1,979,612	(15,660)	(21,407)	5,747
CMBX.NA.AAA.6	0.500%	05/11/63	Credit Suisse International	0.000%	USD	2,299,549	(18,191)	(24,867)	6,676
CMBX.NA.AAA.6	0.500%	05/11/63	Deutsche Bank AG	0.000%	USD	729,857	(5,774)	(25,017)	19,243
CMBX.NA.AAA.6	0.500%	05/11/63	Deutsche Bank AG	0.000%	USD	1,068,791	(8,455)	(25,550)	17,095
CMBX.NA.AAA.6	0.500%	05/11/63	Goldman Sachs International	0.000%	USD	84,983	(672)	(1,018)	346
CMBX.NA.AAA.6	0.500%	05/11/63	Goldman Sachs International	0.000%	USD	369,928	(2,926)	(12,022)	9,096
CMBX.NA.AAA.6	0.500%	05/11/63	Goldman Sachs International	0.000%	USD	439,914	(3,480)	(15,068)	11,588
CMBX.NA.AAA.6	0.500%	05/11/63	Goldman Sachs International	0.000%	USD	464,909	(3,678)	(15,588)	11,910
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	329,935	(2,610)	(2,752)	142
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	529,896	(4,192)	(12,527)	8,335
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	624,878	(4,943)	(21,418)	16,475
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	659,871	(5,220)	(15,775)	10,555
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	664,870	(5,260)	(5,350)	90
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	754,852	(5,971)	(25,532)	19,561
CMBX.NA.AAA.6	0.500%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	8,995,237	(71,158)	(294,808)	223,650
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	240,000	(42,237)	(44,697)	2,460
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	265,000	(46,637)	(47,404)	767
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	460,000	(80,955)	(85,670)	4,715
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	465,000	(81,835)	(86,601)	4,766
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	465,000	(81,835)	(86,601)	4,766
CMBX.NA.BB.6	5.000%	05/11/63	Credit Suisse International	0.000%	USD	465,000	(81,835)	(86,601)	4,766
CMBX.NA.BB.6	5.000%	05/11/63	Goldman Sachs International	0.000%	USD	191,000	(33,614)	(22,491)	(11,123)
CMBX.NA.BB.6	5.000%	05/11/63	Goldman Sachs International	0.000%	USD	304,000	(53,500)	(50,355)	(3,145)
CMBX.NA.BB.6	5.000%	05/11/63	Goldman Sachs International	0.000%	USD	530,000	(93,274)	(58,813)	(34,461)
CMBX.NA.BB.6	5.000%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	1,020,000	(179,508)	(189,964)	10,456
CMBX.NA.BB.8	5.000%	10/17/57	Bank of America N.A.	0.000%	USD	335,000	(92,411)	(24,355)	(68,056)
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	285,000	(78,619)	(80,923)	2,304
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	550,000	(151,720)	(156,166)	4,446
CMBX.NA.BB.8	5.000%	10/17/57	Credit Suisse International	0.000%	USD	550,000	(151,720)	(156,166)	4,446
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	75,000	(20,689)	(22,824)	2,135
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	115,000	(31,723)	(32,462)	739
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	170,000	(46,895)	(27,682)	(19,213)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	191,000	(52,688)	(22,902)	(29,786)
CMBX.NA.BB.8	5.000%	10/17/57	Goldman Sachs International	0.000%	USD	580,000	(159,996)	(181,510)	21,514
CMBX.NA.BB.8	5.000%	10/17/57	Morgan Stanley & Co. International plc	0.000%	USD	1,289,000	(355,577)	(365,997)	10,420
CMBX.NA.BB.9	5.000%	09/15/58	Goldman Sachs International	0.000%	USD	125,000	(31,901)	(35,383)	3,482
CMBX.NA.BB.9	5.000%	09/15/58	Goldman Sachs International	0.000%	USD	130,000	(33,178)	(36,481)	3,303
CMBX.NA.BB.9	5.000%	09/15/58	Goldman Sachs International	0.000%	USD	250,000	(63,803)	(70,766)	6,963
CMBX.NA.BB.9	5.000%	09/17/58	Goldman Sachs International	0.000%	USD	125,000	(31,901)	(35,733)	3,832
CMBX.NA.BB.9	5.000%	09/17/58	Morgan Stanley & Co. International plc	0.000%	USD	255,000	(65,079)	(80,525)	15,446

MSF-156

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB.6	3.000%	05/11/63	Morgan Stanley & Co. International plc	0.000%	USD	90,000	$(8,081)	$(8,031)	$(50)
CMBX.NA.BBB.8	3.000%	10/17/57	Goldman Sachs International	0.000%	USD	530,000	(90,538)	(78,177)	(12,361)
PRIMEX.ARM.2	4.580%	12/25/37	JPMorgan Chase Bank N.A.	0.000%	USD	587,763	5,388	17,650	(12,262)

Totals							$(2,441,567)	$(2,748,392)	$306,825

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(BRL)—	Brazilian Real
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(RON)—	New Romanian Leu
(RUB)—	Russian Ruble
(THB)—	Thai Baht
(USD)—	United States Dollar
(ZAR)—	South African Rand
(ABX.HE)—	Markit Asset-Backed Home Equity Index
(ABX.HE.PEN)—	Markit Asset-Backed Home Equity Penultimate Index
(CMBX)—	Commercial Mortgage-Backed Index
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AA)—	Markit North America AA Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.AJ)—	Markit North America Junior AAA Rated CMBS Index
(CMBX.NA.AS)—	Markit North America Junior AAA Rated CMBS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPI-U)—	U.S. Consumer Price Index for All Urban Consumers
(IRS)—	Interest Rate Swap
(PRIMEX.ARM)—	Markit Primex Adjustable Rate Mortgage Index
(ITRAXX.EUR)—	Markit iTraxx Europe Index
(LIBOR)—	London Interbank Offered Rate
(MIBOR)—	Mumbai Interbank Offered Rate

MSF-157

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$743,925,188	$—	$—	$743,925,188
Total U.S. Treasury & Government Agencies*	—	277,452,099	—	277,452,099
Total Corporate Bonds & Notes*	—	172,027,134	—	172,027,134
Total Asset-Backed Securities*	—	79,859,415	—	79,859,415
Total Mortgage-Backed Securities*	—	62,904,324	—	62,904,324
Total Floating Rate Loans (Less Unfunded Loan Commitments)*	—	27,551,393	—	27,551,393
Total Foreign Government*	—	13,703,166	—	13,703,166
Total Municipals	—	5,261,213	—	5,261,213
Total Purchased Options*	—	44,080	—	44,080
Short-Term Investments
Certificate of Deposit	—	10,150,000	—	10,150,000
Repurchase Agreement	—	35,110,959	—	35,110,959
Total Short-Term Investments	—	45,260,959	—	45,260,959
Securities Lending Reinvestments
Certificates of Deposit	—	2,000,058	—	2,000,058
Commercial Paper	—	948,840	—	948,840
Repurchase Agreements	—	21,025,500	—	21,025,500
Time Deposits	—	2,286,392	—	2,286,392
Total Securities Lending Reinvestments	—	26,260,790	—	26,260,790
Total Net Investments	$743,925,188	$710,324,573	$—	$1,454,249,761

Collateral for Securities Loaned (Liability)	$—	$(25,760,636)	$—	$(25,760,636)
TBA Forward Sales Commitments	$—	$(30,367,672)	$—	$(30,367,672)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$62,936	$—	$62,936
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(222,202)	—	(222,202)
Total Forward Contracts	$—	$(159,266)	$—	$(159,266)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$97,918	$—	$—	$97,918
Futures Contracts (Unrealized Depreciation)	(507,681)	—	—	(507,681)
Total Futures Contracts	$(409,763)	$—	$—	$(409,763)

MSF-158

Metropolitan Series Fund

Met/Wellington Balanced Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$78,630	$—	$78,630
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(286,389)	—	(286,389)
Total Centrally Cleared Swap Contracts	$—	$(207,759)	$—	$(207,759)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$2,885,549	$—	$2,885,549
OTC Swap Contracts at Value (Liabilities)	—	(2,654,467)	—	(2,654,467)
Total OTC Swap Contracts	$—	$231,082	$—	$231,082

*	See Schedule of Investments for additional detailed categorizations.

MSF-159

Metropolitan Series Fund

Met/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—97.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—7.1%
General Dynamics Corp.	329,086	$51,060,984
Lockheed Martin Corp.	405,673	97,247,931
Northrop Grumman Corp.	274,123	58,648,616
United Technologies Corp.	772,297	78,465,375

		285,422,906

Air Freight & Logistics—3.0%
United Parcel Service, Inc. - Class B	1,102,171	120,533,420

Banks—2.8%
PNC Financial Services Group, Inc. (The)	898,132	80,912,712
Wells Fargo & Co.	710,740	31,471,567

		112,384,279

Beverages—6.6%
Coca-Cola Co. (The)	2,356,768	99,738,422
Diageo plc	2,867,454	82,218,712
PepsiCo, Inc.	785,296	85,416,646

		267,373,780

Biotechnology—1.9%
Amgen, Inc.	471,270	78,612,549

Capital Markets—1.7%
BlackRock, Inc.	195,634	70,909,500

Chemicals—3.3%
Ecolab, Inc.	417,680	50,840,009
Praxair, Inc.	682,124	82,421,043

		133,261,052

Consumer Finance—1.7%
American Express Co.	1,097,226	70,266,353

Energy Equipment & Services—1.6%
Schlumberger, Ltd.	831,811	65,413,617

Equity Real Estate Investment Trusts—1.8%
Public Storage	321,842	71,815,824

Food & Staples Retailing—6.7%
Costco Wholesale Corp.	794,242	121,129,848
CVS Health Corp.	788,468	70,165,767
Walgreens Boots Alliance, Inc.	995,121	80,226,655

		271,522,270

Health Care Equipment & Supplies—3.0%
Medtronic plc	1,395,331	120,556,598

Health Care Providers & Services—7.1%
Cardinal Health, Inc.	1,307,194	101,568,974
McKesson Corp.	502,607	83,809,717
UnitedHealth Group, Inc.	715,031	100,104,340

		285,483,031

Hotels, Restaurants & Leisure—2.0%
McDonald’s Corp.	697,299	80,440,413

Household Products—4.0%
Colgate-Palmolive Co.	1,507,267	111,748,776
Procter & Gamble Co. (The)	576,335	51,726,066

		163,474,842

Industrial Conglomerates—2.8%
Honeywell International, Inc.	967,433	112,793,013

Insurance—5.2%
Chubb, Ltd.	878,456	110,377,996
Marsh & McLennan Cos., Inc.	1,491,220	100,284,545

		210,662,541

IT Services—7.6%
Accenture plc - Class A	909,243	111,082,217
Automatic Data Processing, Inc.	1,134,335	100,048,347
Visa, Inc. - Class A	1,149,732	95,082,837

		306,213,401

Media—1.2%
Walt Disney Co. (The)	545,110	50,618,915

Oil, Gas & Consumable Fuels—1.6%
Exxon Mobil Corp.	763,295	66,620,388

Pharmaceuticals—6.2%
Johnson & Johnson	849,967	100,406,602
Merck & Co., Inc.	1,442,579	90,031,355
Roche Holding AG	241,937	59,936,527

		250,374,484

Road & Rail—5.1%
Canadian National Railway Co.	1,558,084	101,849,372
Union Pacific Corp.	1,061,703	103,547,894

		205,397,266

Software—3.6%
Microsoft Corp.	2,525,102	145,445,875

Specialty Retail—4.5%
Lowe’s Cos., Inc.	1,128,158	81,464,289
TJX Cos., Inc. (The)	1,327,285	99,254,372

		180,718,661

Textiles, Apparel & Luxury Goods—5.0%
NIKE, Inc. - Class B	2,481,498	130,650,870
VF Corp.	1,250,823	70,108,629

		200,759,499

Total Common Stocks (Cost $3,473,542,200)		3,927,074,477

MSF-160

Metropolitan Series Fund

Met/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Escrow Shares — 0.0%

Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—0.0%
Sino-Forest Corp. (a) (Cost $0)	5,844,000	$0

Short-Term Investment—2.8%

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $112,187,345 on 10/03/16, collateralized by $106,700,000 U.S. Treasury Note at 2.625% due 11/15/20 with a value of $114,435,750.	$112,187,065	112,187,065

Total Short-Term Investments (Cost $112,187,065)		112,187,065

Total Investments—99.9% (Cost $3,585,729,265) (b)		4,039,261,542
Other assets and liabilities (net)—0.1%		3,225,337

Net Assets—100.0%		$4,042,486,879

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent less than 0.05% of net assets.
(b)	As of September 30, 2016, the aggregate cost of investments was $3,585,729,265. The aggregate unrealized appreciation and depreciation of investments were $491,647,997 and $(38,115,720), respectively, resulting in net unrealized appreciation of $453,532,277.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$285,422,906	$—	$—	$285,422,906
Air Freight & Logistics	120,533,420	—	—	120,533,420
Banks	112,384,279	—	—	112,384,279
Beverages	185,155,068	82,218,712	—	267,373,780
Biotechnology	78,612,549	—	—	78,612,549
Capital Markets	70,909,500	—	—	70,909,500
Chemicals	133,261,052	—	—	133,261,052
Consumer Finance	70,266,353	—	—	70,266,353

MSF-161

Metropolitan Series Fund

Met/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Energy Equipment & Services	$65,413,617	$—	$—	$65,413,617
Equity Real Estate Investment Trusts	71,815,824	—	—	71,815,824
Food & Staples Retailing	271,522,270	—	—	271,522,270
Health Care Equipment & Supplies	120,556,598	—	—	120,556,598
Health Care Providers & Services	285,483,031	—	—	285,483,031
Hotels, Restaurants & Leisure	80,440,413	—	—	80,440,413
Household Products	163,474,842	—	—	163,474,842
Industrial Conglomerates	112,793,013	—	—	112,793,013
Insurance	210,662,541	—	—	210,662,541
IT Services	306,213,401	—	—	306,213,401
Media	50,618,915	—	—	50,618,915
Oil, Gas & Consumable Fuels	66,620,388	—	—	66,620,388
Pharmaceuticals	190,437,957	59,936,527	—	250,374,484
Road & Rail	205,397,266	—	—	205,397,266
Software	145,445,875	—	—	145,445,875
Specialty Retail	180,718,661	—	—	180,718,661
Textiles, Apparel & Luxury Goods	200,759,499	—	—	200,759,499
Total Common Stocks	3,784,919,238	142,155,239	—	3,927,074,477
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	112,187,065	—	112,187,065
Total Investments	$3,784,919,238	$254,342,304	$0	$4,039,261,542

*	See Schedule of Investments for additional detailed categorizations.

As of September 30, 2016, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the valuation techniques used since the December 31, 2015 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at September 30, 2016 have not been presented.

MSF-162

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	663,474	$6,999,649
BlackRock Bond Income Portfolio (Class A) (a)	810,612	88,283,727
BlackRock Capital Appreciation Portfolio (Class A) (a)	206,927	7,087,234
BlackRock High Yield Portfolio (Class A) (b)	472,659	3,549,671
BlackRock Large Cap Value Portfolio (Class A) (a)	835,238	7,116,232
Clarion Global Real Estate Portfolio (Class A) (b)	281,536	3,499,495
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	161,263	1,767,437
Harris Oakmark International Portfolio (Class A) (b)	705,125	8,764,700
Invesco Comstock Portfolio (Class A) (b)	1,065,657	14,205,207
Jennison Growth Portfolio (Class A) (a)	527,490	7,078,912
JPMorgan Core Bond Portfolio (Class A) (b)	6,371,865	67,095,739
JPMorgan Small Cap Value Portfolio (Class A) (b)	222,418	3,545,349
Met/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	183,185	1,751,249
Met/Artisan International Portfolio (Class A) (b)	746,904	7,050,777
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	8,256	1,778,452
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	1,394,989	14,145,192
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	3,685,603	35,308,073
Met/Templeton International Bond Portfolio (Class A) (b)	1,112,401	10,523,318
Met/Wellington Core Equity Opportunities Portfolio (Class A) (a)	494,227	14,011,350
Met/Wellington Large Cap Research Portfolio (Class A) (b)	523,044	7,071,551
MetLife Small Cap Value Portfolio (Class A) (b)	251,145	3,551,184

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (b)	504,163	5,278,586
MFS Value Portfolio (Class A) (a)	957,914	14,043,023
Neuberger Berman Genesis Portfolio (Class A) (a)	354,439	7,056,880
Oppenheimer Global Equity Portfolio (Class A) (b)	91,603	1,759,698
PIMCO Inflation Protected Bond Portfolio (Class A) (b) (c)	6,378,697	63,659,398
PIMCO Total Return Portfolio (Class A) (b)	7,319,689	84,835,198
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	352,476	7,105,908
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	442,662	14,187,312
TCW Core Fixed Income Portfolio (Class A) (b)	7,140,092	74,114,156
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	2,099,969	28,307,579
Western Asset Management U.S. Government Portfolio (Class A) (a)	7,652,485	91,753,293

Total Mutual Funds (Cost $714,645,074)		706,285,529

Total Investments—100.0% (Cost $714,645,074) (d)		706,285,529
Other assets and liabilities (net)—(0.0)%		(319,232)

Net Assets—100.0%		$705,966,297

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2016, the aggregate cost of investments was $714,645,074. The aggregate unrealized appreciation and depreciation of investments were $8,208,670 and $(16,568,215), respectively, resulting in net unrealized depreciation of $(8,359,545).

MSF-163

Metropolitan Series Fund

MetLife Asset Allocation 20 Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$706,285,529	$—	$—	$706,285,529
Total Investments	$706,285,529	$—	$—	$706,285,529

MSF-164

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	13,286,913	$140,176,937
BlackRock Bond Income Portfolio (Class A) (a)	6,167,207	671,670,469
BlackRock Capital Appreciation Portfolio (Class A) (a)	4,143,972	141,931,046
BlackRock High Yield Portfolio (Class A) (b)	4,728,562	35,511,498
BlackRock Large Cap Value Portfolio (Class A) (a)	16,693,193	142,226,000
Clarion Global Real Estate Portfolio (Class A) (b)	4,177,673	51,928,476
ClearBridge Aggressive Growth Portfolio (Class A) (b)	6,767,636	106,454,916
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	1,614,816	17,698,388
Harris Oakmark International Portfolio (Class A) (b)	15,540,884	193,173,188
Invesco Comstock Portfolio (Class A) (b)	15,980,040	213,013,931
Invesco Small Cap Growth Portfolio (Class A) (b)	6,637,117	88,539,147
Jennison Growth Portfolio (Class A) (a)	7,928,765	106,404,033
JPMorgan Core Bond Portfolio (Class A) (b)	46,997,545	494,884,152
JPMorgan Small Cap Value Portfolio (Class A) (b)	3,342,615	53,281,276
Met/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	7,338,112	70,152,351
Met/Artisan International Portfolio (Class A) (b)	9,366,872	88,423,276
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	82,521	17,776,701
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	13,950,931	141,462,441
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	22,115,285	211,864,426
Met/Templeton International Bond Portfolio (Class A) (b)	18,473,430	174,758,652
Met/Wellington Core Equity Opportunities Portfolio (Class A) (a)	9,284,515	263,216,004
Met/Wellington Large Cap Research Portfolio (Class A) (b)	11,797,169	159,497,731
MetLife Small Cap Value Portfolio (Class A) (b)	5,023,540	71,032,854

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (b)	10,104,042	105,789,323
MFS Value Portfolio (Class A) (a)	16,769,288	245,837,768
Neuberger Berman Genesis Portfolio (Class A) (a)	2,659,898	52,958,572
Oppenheimer Global Equity Portfolio (Class A) (b)	3,676,595	70,627,397
PIMCO Inflation Protected Bond Portfolio (Class A) (b) (c)	42,606,152	425,209,402
PIMCO Total Return Portfolio (Class A) (b)	54,949,392	636,863,456
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	7,057,351	142,276,201
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	7,751,159	248,424,656
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	3,432,047	35,418,726
TCW Core Fixed Income Portfolio (Class A) (b)	54,444,615	565,135,106
Van Eck Global Natural Resources Portfolio (Class A) (a)	6,782,749	71,218,868
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	18,395,411	247,970,137
Western Asset Management U.S. Government Portfolio (Class A) (a)	47,117,184	564,935,030

Total Mutual Funds (Cost $7,014,402,455)		7,067,742,535

Total Investments—100.0% (Cost $7,014,402,455) (d)		7,067,742,535
Other assets and liabilities (net)—(0.0)%		(1,982,889)

Net Assets—100.0%		$7,065,759,646

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2016, the aggregate cost of investments was $7,014,402,455. The aggregate unrealized appreciation and depreciation of investments were $267,385,045 and $(214,044,965), respectively, resulting in net unrealized appreciation of $53,340,080.

MSF-165

Metropolitan Series Fund

MetLife Asset Allocation 40 Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$7,067,742,535	$—	$—	$7,067,742,535
Total Investments	$7,067,742,535	$—	$—	$7,067,742,535

MSF-166

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	34,382,779	$362,738,322
BlackRock Bond Income Portfolio (Class A) (a)	8,637,784	940,741,041
BlackRock Capital Appreciation Portfolio (Class A) (a)	12,842,220	439,846,027
BlackRock High Yield Portfolio (Class A) (b)	11,694,635	87,826,708
BlackRock Large Cap Value Portfolio (Class A) (a)	60,351,318	514,193,233
Clarion Global Real Estate Portfolio (Class A) (b)	17,348,057	215,636,343
ClearBridge Aggressive Growth Portfolio (Class A) (b)	30,293,036	476,509,452
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	3,342,124	36,629,684
Harris Oakmark International Portfolio (Class A) (b)	38,024,128	472,639,906
Invesco Comstock Portfolio (Class A) (b)	38,573,927	514,190,449
Invesco Small Cap Growth Portfolio (Class A) (b)	16,451,963	219,469,190
Jennison Growth Portfolio (Class A) (a)	38,210,379	512,783,290
JPMorgan Core Bond Portfolio (Class A) (b)	61,944,067	652,271,025
JPMorgan Small Cap Value Portfolio (Class A) (b)	6,912,304	110,182,128
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	6,038,894	72,829,066
Met/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	26,568,128	253,991,302
Met/Artisan International Portfolio (Class A) (b)	34,044,033	321,375,674
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	340,992	73,456,537
Met/Dimensional International Small Company Portfolio (Class A) (a)	11,396,504	146,331,114
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	28,666,224	290,675,513
Met/Franklin Low Duration Total Return Portfolio (Class A) (b)	30,277,790	290,061,226
Met/Templeton International Bond Portfolio (Class A) (b)	44,426,269	420,272,506
Met/Wellington Core Equity Opportunities Portfolio (Class A) (a)	22,909,829	649,493,664
Met/Wellington Large Cap Research Portfolio (Class A) (b)	32,510,232	439,538,340

Affiliated Investment Companies—(Continued)
MetLife Small Cap Value Portfolio (Class A) (b)	10,389,743	146,910,961
MFS Research International Portfolio (Class A) (b)	27,857,560	291,668,650
MFS Value Portfolio (Class A) (a)	44,674,840	654,933,159
Neuberger Berman Genesis Portfolio (Class A) (a)	7,339,365	146,126,755
Oppenheimer Global Equity Portfolio (Class A) (b)	7,588,155	145,768,452
PIMCO Inflation Protected Bond Portfolio (Class A) (b) (c)	43,806,352	437,187,396
PIMCO Total Return Portfolio (Class A) (b)	75,319,626	872,954,466
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	21,861,528	440,728,404
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	18,334,944	587,634,940
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	14,193,179	146,473,608
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	10,619,270	218,756,967
TCW Core Fixed Income Portfolio (Class A) (b)	75,017,284	778,679,404
Van Eck Global Natural Resources Portfolio (Class A) (a)	27,983,484	293,826,581
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	21,654,543	291,903,244
Western Asset Management U.S. Government Portfolio (Class A) (a)	48,249,487	578,511,354

Total Mutual Funds (Cost $14,296,201,020)		14,545,746,081

Total Investments—100.0% (Cost $14,296,201,020) (d)		14,545,746,081
Other assets and liabilities (net)—(0.0)%		(3,722,000)

Net Assets—100.0%		$14,542,024,081

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2016, the aggregate cost of investments was $14,296,201,020. The aggregate unrealized appreciation and depreciation of investments were $699,347,503 and $(449,802,442), respectively, resulting in net unrealized appreciation of $249,545,061.

MSF-167

Metropolitan Series Fund

MetLife Asset Allocation 60 Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$14,545,746,081	$—	$—	$14,545,746,081
Total Investments	$14,545,746,081	$—	$—	$14,545,746,081

MSF-168

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	36,579,997	$385,918,968
BlackRock Bond Income Portfolio (Class A) (a)	2,987,923	325,414,731
BlackRock Capital Appreciation Portfolio (Class A) (a)	11,367,970	389,352,985
BlackRock High Yield Portfolio (Class A) (b)	7,385,353	55,464,000
BlackRock Large Cap Value Portfolio (Class A) (a)	45,794,331	390,167,700
Clarion Global Real Estate Portfolio (Class A) (b)	21,838,515	271,452,739
ClearBridge Aggressive Growth Portfolio (Class A) (b)	33,596,526	528,473,349
Frontier Mid Cap Growth Portfolio (Class A) (a)	1,766,487	55,662,000
Goldman Sachs Mid Cap Value Portfolio (Class A) (b)	10,136,007	111,090,636
Harris Oakmark International Portfolio (Class A) (b)	37,749,597	469,227,488
Invesco Comstock Portfolio (Class A) (b)	37,596,472	501,160,976
Invesco Small Cap Growth Portfolio (Class A) (b)	20,804,620	277,533,629
Jennison Growth Portfolio (Class A) (a)	41,439,007	556,111,477
JPMorgan Core Bond Portfolio (Class A) (b)	20,514,691	216,019,696
JPMorgan Small Cap Value Portfolio (Class A) (b)	10,474,344	166,961,040
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	11,468,124	138,305,573
Met/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	28,771,764	275,058,064
Met/Artisan International Portfolio (Class A) (b)	36,889,595	348,237,774
Met/Artisan Mid Cap Value Portfolio (Class A) (a)	258,584	55,704,133
Met/Dimensional International Small Company Portfolio (Class A) (a)	17,276,672	221,832,468
Met/Eaton Vance Floating Rate Portfolio (Class A) (b)	10,860,644	110,126,928
Met/Templeton International Bond Portfolio (Class A) (b)	32,981,227	312,002,412
Met/Wellington Core Equity Opportunities Portfolio (Class A) (a)	19,106,068	541,657,034
Met/Wellington Large Cap Research Portfolio (Class A) (b)	28,756,157	388,783,237

Affiliated Investment Companies—(Continued)
MetLife Small Cap Value Portfolio (Class A) (b)	11,814,525	167,057,389
MFS Research International Portfolio (Class A) (b)	31,680,431	331,694,110
MFS Value Portfolio (Class A) (a)	37,557,933	550,599,305
Morgan Stanley Mid Cap Growth Portfolio (Class A) (b) (c)	3,485,777	55,528,425
Neuberger Berman Genesis Portfolio (Class A) (a)	2,780,211	55,353,994
Oppenheimer Global Equity Portfolio (Class A) (b)	8,651,865	166,202,324
PIMCO Inflation Protected Bond Portfolio (Class A) (b) (c)	16,415,579	163,827,483
PIMCO Total Return Portfolio (Class A) (b)	28,168,165	326,469,037
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	24,855,419	501,085,247
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	15,642,350	501,337,303
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	10,763,267	111,076,913
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	8,058,899	166,013,323
TCW Core Fixed Income Portfolio (Class A) (b)	25,938,814	269,244,888
Van Eck Global Natural Resources Portfolio (Class A) (a)	31,867,128	334,604,841
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (a)	16,406,397	221,158,236

Total Mutual Funds (Cost $10,699,322,588)		11,012,971,855

Total Investments—100.0% (Cost $10,699,322,588) (d)		11,012,971,855
Other assets and liabilities (net)—(0.0)%		(2,869,470)

Net Assets—100.0%		$11,010,102,385

(a)	A Portfolio of Metropolitan Series Fund.
(b)	A Portfolio of Met Investors Series Trust.
(c)	Non-income producing security.
(d)	As of September 30, 2016, the aggregate cost of investments was $10,699,322,588. The aggregate unrealized appreciation and depreciation of investments were $680,608,797 and $(366,959,530), respectively, resulting in net unrealized appreciation of $313,649,267.

MSF-169

Metropolitan Series Fund

MetLife Asset Allocation 80 Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$11,012,971,855	$—	$—	$11,012,971,855
Total Investments	$11,012,971,855	$—	$—	$11,012,971,855

MSF-170

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—94.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
BE Aerospace, Inc.	64,038	$3,308,203
Curtiss-Wright Corp.	27,993	2,550,442
Esterline Technologies Corp. (a)	18,524	1,408,565
Huntington Ingalls Industries, Inc.	29,484	4,523,435
KLX, Inc. (a)	33,213	1,169,098
Orbital ATK, Inc.	36,899	2,812,811
Teledyne Technologies, Inc. (a)	21,839	2,357,083
Triumph Group, Inc.	31,211	870,163

		18,999,800

Airlines—0.4%
JetBlue Airways Corp. (a)	203,937	3,515,874

Auto Components—0.5%
Dana, Inc.	90,383	1,409,071
Gentex Corp.	180,720	3,173,443

		4,582,514

Automobiles—0.3%
Thor Industries, Inc.	30,095	2,549,046

Banks—5.5%
Associated Banc-Corp.	93,630	1,834,212
BancorpSouth, Inc.	54,227	1,258,066
Bank of Hawaii Corp.	27,012	1,961,611
Bank of the Ozarks, Inc.	57,236	2,197,862
Cathay General Bancorp	46,712	1,437,795
Chemical Financial Corp.	44,089	1,945,648
Commerce Bancshares, Inc.	52,330	2,577,776
Cullen/Frost Bankers, Inc. (b)	34,831	2,505,742
East West Bancorp, Inc.	90,805	3,333,452
First Horizon National Corp.	146,205	2,226,702
FNB Corp.	132,406	1,628,594
Fulton Financial Corp.	109,052	1,583,435
Hancock Holding Co.	48,863	1,584,627
International Bancshares Corp.	36,570	1,089,055
MB Financial, Inc.	44,972	1,710,735
PacWest Bancorp	75,877	3,255,882
PrivateBancorp, Inc.	50,094	2,300,316
Prosperity Bancshares, Inc.	43,782	2,403,194
Signature Bank (a)	33,828	4,006,927
SVB Financial Group (a)	32,792	3,624,828
Synovus Financial Corp.	77,465	2,519,936
TCF Financial Corp.	107,782	1,563,917
Trustmark Corp.	42,613	1,174,414
Umpqua Holdings Corp.	138,755	2,088,263
Valley National Bancorp	160,356	1,560,264
Webster Financial Corp.	57,767	2,195,724

		55,568,977

Beverages—0.1%
Boston Beer Co., Inc. (The) - Class A (a)	5,707	886,069

Biotechnology—0.3%
United Therapeutics Corp. (a)	27,391	3,234,329

Building Products—0.8%
A.O. Smith Corp.	46,715	4,614,975
Lennox International, Inc.	24,655	3,871,574

		8,486,549

Capital Markets—3.4%
CBOE Holdings, Inc.	51,221	3,321,682
Eaton Vance Corp.	71,474	2,791,060
FactSet Research Systems, Inc.	25,617	4,152,516
Federated Investors, Inc. - Class B	59,128	1,751,963
Janus Capital Group, Inc.	90,215	1,263,912
MarketAxess Holdings, Inc.	23,711	3,926,304
MSCI, Inc.	59,630	5,005,342
Raymond James Financial, Inc.	79,460	4,625,367
SEI Investments Co.	85,393	3,894,775
Stifel Financial Corp. (a)	41,721	1,604,172
Waddell & Reed Financial, Inc. - Class A	52,201	947,970
WisdomTree Investments, Inc. (b)	72,295	743,915

		34,028,978

Chemicals—2.8%
Ashland Global Holdings, Inc.	39,133	4,537,471
Cabot Corp.	39,307	2,060,080
Minerals Technologies, Inc.	21,952	1,551,787
NewMarket Corp.	5,824	2,500,360
Olin Corp.	104,077	2,135,660
PolyOne Corp.	52,976	1,791,119
RPM International, Inc.	83,893	4,506,732
Scotts Miracle-Gro Co. (The) - Class A	28,550	2,377,358
Sensient Technologies Corp.	28,219	2,139,000
Valspar Corp. (The)	45,956	4,874,553

		28,474,120

Commercial Services & Supplies—1.2%
Clean Harbors, Inc. (a)	32,969	1,581,853
Copart, Inc. (a)	61,344	3,285,585
Deluxe Corp.	30,730	2,053,379
Herman Miller, Inc.	37,712	1,078,563
HNI Corp.	28,013	1,114,917
MSA Safety, Inc.	19,625	1,139,035
Rollins, Inc. (b)	60,526	1,772,201

		12,025,533

Communications Equipment—1.4%
ARRIS International plc (a)	120,152	3,403,906
Brocade Communications Systems, Inc.	252,606	2,331,553
Ciena Corp. (a)	87,033	1,897,319
InterDigital, Inc.	21,584	1,709,453
NetScout Systems, Inc. (a)	57,968	1,695,564
Plantronics, Inc.	20,911	1,086,536
ViaSat, Inc. (a) (b)	28,573	2,132,975

		14,257,306

Construction & Engineering—1.1%
AECOM (a)	96,849	2,879,321
Dycom Industries, Inc. (a)	19,803	1,619,489

MSF-171

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—(Continued)
EMCOR Group, Inc.	38,313	$2,284,221
Granite Construction, Inc.	24,952	1,241,113
KBR, Inc.	89,779	1,358,356
Valmont Industries, Inc.	14,265	1,919,641

		11,302,141

Construction Materials—0.2%
Eagle Materials, Inc.	30,398	2,349,765

Consumer Finance—0.2%
SLM Corp. (a)	269,658	2,014,345

Containers & Packaging—1.6%
AptarGroup, Inc.	39,658	3,069,926
Bemis Co., Inc.	59,681	3,044,328
Greif, Inc. - Class A	16,246	805,639
Packaging Corp. of America	59,379	4,825,138
Silgan Holdings, Inc.	25,914	1,310,989
Sonoco Products Co.	63,164	3,336,954

		16,392,974

Distributors—0.3%
Pool Corp.	26,496	2,504,402

Diversified Consumer Services—0.7%
DeVry Education Group, Inc. (b)	35,755	824,510
Graham Holdings Co. - Class B	2,932	1,411,377
Service Corp. International	122,015	3,238,278
Sotheby’s (b)	30,225	1,149,155

		6,623,320

Electric Utilities—1.9%
Great Plains Energy, Inc.	130,667	3,565,903
Hawaiian Electric Industries, Inc.	68,179	2,035,143
IDACORP, Inc.	31,761	2,486,251
OGE Energy Corp.	125,841	3,979,092
PNM Resources, Inc.	50,193	1,642,315
Westar Energy, Inc.	89,313	5,068,513

		18,777,217

Electrical Equipment—0.7%
EnerSys	27,365	1,893,384
Hubbell, Inc.	32,428	3,493,793
Regal-Beloit Corp.	28,201	1,677,678

		7,064,855

Electronic Equipment, Instruments & Components—3.8%
Arrow Electronics, Inc. (a)	57,511	3,678,979
Avnet, Inc.	80,259	3,295,434
Belden, Inc.	26,542	1,831,133
Cognex Corp.	53,631	2,834,935
Ingram Micro, Inc. - Class A	94,307	3,362,988
IPG Photonics Corp. (a)	23,446	1,930,778
Jabil Circuit, Inc.	120,411	2,627,368
Keysight Technologies, Inc. (a)	107,085	3,393,524

Electronic Equipment, Instruments & Components—(Continued)
Knowles Corp. (a)	55,888	785,226
National Instruments Corp.	66,453	1,887,265
SYNNEX Corp.	18,292	2,087,300
Tech Data Corp. (a)	22,190	1,879,715
Trimble Navigation, Ltd. (a)	157,016	4,484,377
VeriFone Systems, Inc. (a)	69,929	1,100,682
Vishay Intertechnology, Inc.	84,927	1,196,621
Zebra Technologies Corp. - Class A (a)	33,251	2,314,602

		38,690,927

Energy Equipment & Services—1.4%
Diamond Offshore Drilling, Inc.	40,625	715,406
Dril-Quip, Inc. (a)	23,675	1,319,645
Ensco plc - Class A	189,925	1,614,362
Nabors Industries, Ltd.	178,569	2,171,399
Noble Corp. plc	153,262	971,681
Oceaneering International, Inc.	61,792	1,699,898
Oil States International, Inc. (a)	32,353	1,021,384
Patterson-UTI Energy, Inc.	93,092	2,082,468
Rowan Cos. plc - Class A	79,033	1,198,140
Superior Energy Services, Inc.	95,593	1,711,115

		14,505,498

Equity Real Estate Investment Trusts—10.8%
Alexandria Real Estate Equities, Inc.	49,135	5,344,414
American Campus Communities, Inc.	82,213	4,182,175
Camden Property Trust (b)	55,082	4,612,567
Care Capital Properties, Inc.	52,896	1,507,536
Communications Sales & Leasing, Inc.	85,659	2,690,549
Corporate Office Properties Trust	59,711	1,692,807
Corrections Corp. of America	74,056	1,027,157
DCT Industrial Trust, Inc.	56,807	2,757,980
Douglas Emmett, Inc.	90,415	3,311,901
Duke Realty Corp.	221,028	6,040,695
Education Realty Trust, Inc.	46,031	1,985,777
EPR Properties	40,094	3,157,002
Equity One, Inc.	57,981	1,774,798
First Industrial Realty Trust, Inc.	73,640	2,078,121
Healthcare Realty Trust, Inc.	73,009	2,486,686
Highwoods Properties, Inc.	62,140	3,238,737
Hospitality Properties Trust	103,476	3,075,307
Kilroy Realty Corp.	58,086	4,028,264
Lamar Advertising Co. - Class A	52,206	3,409,574
LaSalle Hotel Properties	71,246	1,700,642
Liberty Property Trust	92,466	3,731,003
Life Storage, Inc.	29,236	2,600,250
Mack-Cali Realty Corp.	56,493	1,537,739
Medical Properties Trust, Inc.	184,719	2,728,300
Mid-America Apartment Communities, Inc.	47,598	4,473,736
National Retail Properties, Inc.	92,633	4,710,388
Omega Healthcare Investors, Inc.	121,896	4,321,213
Post Properties, Inc.	33,712	2,229,375
Potlatch Corp.	25,532	992,939
Rayonier, Inc.	77,424	2,054,833
Regency Centers Corp.	65,844	5,102,252
Senior Housing Properties Trust	149,649	3,398,529

MSF-172

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Tanger Factory Outlet Centers, Inc.	60,528	$2,358,171
Taubman Centers, Inc.	38,057	2,831,821
Urban Edge Properties	57,641	1,622,018
Washington Prime Group, Inc.	116,795	1,445,922
Weingarten Realty Investors	74,108	2,888,730

		109,129,908

Food & Staples Retailing—0.6%
Casey’s General Stores, Inc.	24,689	2,966,383
Sprouts Farmers Market, Inc. (a)	87,917	1,815,486
United Natural Foods, Inc. (a)	31,747	1,271,150

		6,053,019

Food Products—2.7%
Dean Foods Co.	56,979	934,456
Flowers Foods, Inc. (b)	114,715	1,734,491
Hain Celestial Group, Inc. (The) (a) (b)	65,187	2,319,353
Ingredion, Inc.	45,485	6,052,234
Lancaster Colony Corp.	12,270	1,620,744
Post Holdings, Inc. (a)	40,739	3,143,829
Snyder’s-Lance, Inc.	53,880	1,809,290
Tootsie Roll Industries, Inc. (b)	11,081	408,113
TreeHouse Foods, Inc. (a)	35,740	3,116,171
WhiteWave Foods Co. (The) (a)	111,659	6,077,599

		27,216,280

Gas Utilities—2.0%
Atmos Energy Corp.	65,439	4,873,242
National Fuel Gas Co.	53,555	2,895,719
New Jersey Resources Corp.	54,287	1,783,871
ONE Gas, Inc.	32,919	2,035,711
Southwest Gas Corp.	29,921	2,090,281
UGI Corp.	109,170	4,938,851
WGL Holdings, Inc.	32,175	2,017,372

		20,635,047

Health Care Equipment & Supplies—3.8%
ABIOMED, Inc. (a)	25,220	3,242,788
Align Technology, Inc. (a)	47,415	4,445,156
Halyard Health, Inc. (a)	29,408	1,019,281
Hill-Rom Holdings, Inc.	37,540	2,326,729
IDEXX Laboratories, Inc. (a)	56,424	6,360,678
LivaNova plc (a)	27,831	1,672,921
NuVasive, Inc. (a)	31,643	2,109,322
ResMed, Inc. (b)	88,661	5,744,346
STERIS plc	54,286	3,968,307
Teleflex, Inc.	27,749	4,663,220
West Pharmaceutical Services, Inc.	46,138	3,437,281

		38,990,029

Health Care Providers & Services—1.9%
Amsurg Corp. (a)	34,538	2,315,773
Community Health Systems, Inc. (a) (b)	71,607	826,345
LifePoint Health, Inc. (a) (b)	26,890	1,592,695
MEDNAX, Inc. (a)	57,983	3,841,374

Health Care Providers & Services—(Continued)
Molina Healthcare, Inc. (a)	26,845	1,565,600
Owens & Minor, Inc.	39,325	1,365,757
Tenet Healthcare Corp. (a)	50,168	1,136,807
VCA, Inc. (a)	50,957	3,565,971
WellCare Health Plans, Inc. (a)	27,895	3,266,225

		19,476,547

Health Care Technology—0.2%
Allscripts Healthcare Solutions, Inc. (a)	117,559	1,548,252

Hotels, Restaurants & Leisure—2.3%
Brinker International, Inc. (b)	34,610	1,745,382
Buffalo Wild Wings, Inc. (a)	11,531	1,622,873
Cheesecake Factory, Inc. (The)	28,176	1,410,491
Churchill Downs, Inc.	7,840	1,147,384
Cracker Barrel Old Country Store, Inc. (b)	15,087	1,994,803
Domino’s Pizza, Inc.	30,410	4,617,759
Dunkin’ Brands Group, Inc.	57,812	3,010,849
International Speedway Corp. - Class A	16,404	548,222
Jack in the Box, Inc.	20,593	1,975,692
Panera Bread Co. - Class A (a)	14,031	2,732,116
Texas Roadhouse, Inc.	40,392	1,576,500
Wendy’s Co. (The)	128,410	1,386,828

		23,768,899

Household Durables—1.5%
CalAtlantic Group, Inc.	47,003	1,571,780
Helen of Troy, Ltd. (a)	17,541	1,511,508
KB Home (b)	52,129	840,319
NVR, Inc. (a)	2,284	3,745,463
Tempur Sealy International, Inc. (a) (b)	32,024	1,817,042
Toll Brothers, Inc. (a)	95,099	2,839,656
TRI Pointe Group, Inc. (a)	92,117	1,214,102
Tupperware Brands Corp.	31,845	2,081,708

		15,621,578

Household Products—0.2%
Energizer Holdings, Inc.	39,008	1,948,840

Independent Power and Renewable Electricity Producers—0.1%
Talen Energy Corp. (a)	54,263	751,543

Industrial Conglomerates—0.4%
Carlisle Cos., Inc.	40,720	4,176,650

Insurance—4.6%
Alleghany Corp. (a)	9,729	5,107,920
American Financial Group, Inc.	45,994	3,449,550
Aspen Insurance Holdings, Ltd.	37,938	1,767,531
Brown & Brown, Inc.	72,243	2,724,283
CNO Financial Group, Inc.	110,363	1,685,243
Endurance Specialty Holdings, Ltd.	40,455	2,647,780
Everest Re Group, Ltd.	26,396	5,014,448
First American Financial Corp.	69,138	2,715,741
Genworth Financial, Inc. - Class A (a)	314,024	1,557,559

MSF-173

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Hanover Insurance Group, Inc. (The)	26,935	$2,031,438
Kemper Corp.	30,610	1,203,585
Mercury General Corp.	22,980	1,260,453
Old Republic International Corp.	153,802	2,709,991
Primerica, Inc.	29,284	1,552,930
Reinsurance Group of America, Inc.	40,371	4,357,646
RenaissanceRe Holdings, Ltd.	25,967	3,120,195
W.R. Berkley Corp.	61,883	3,574,362

		46,480,655

Internet & Direct Marketing Retail—0.1%
HSN, Inc.	20,089	799,542

Internet Software & Services—0.6%
comScore, Inc. (a) (b)	28,210	864,919
j2 Global, Inc. (b)	30,255	2,015,285
Rackspace Hosting, Inc. (a)	67,384	2,135,399
WebMD Health Corp. (a)	24,567	1,220,980

		6,236,583

IT Services—3.7%
Acxiom Corp. (a)	48,778	1,299,934
Broadridge Financial Solutions, Inc.	74,532	5,052,524
Computer Sciences Corp.	88,489	4,620,011
Convergys Corp.	60,436	1,838,463
CoreLogic, Inc. (a)	55,640	2,182,201
DST Systems, Inc.	20,554	2,423,728
Gartner, Inc. (a) (c)	52,064	4,605,061
Jack Henry & Associates, Inc.	49,489	4,233,784
Leidos Holdings, Inc.	89,574	3,876,763
MAXIMUS, Inc.	40,891	2,312,795
NeuStar, Inc. - Class A (a) (b)	34,350	913,366
Science Applications International Corp.	28,246	1,959,425
WEX, Inc. (a)	24,228	2,618,804

		37,936,859

Leisure Products—0.7%
Brunswick Corp.	56,851	2,773,192
Polaris Industries, Inc. (b)	37,560	2,908,647
Vista Outdoor, Inc. (a)	38,019	1,515,437

		7,197,276

Life Sciences Tools & Services—0.9%
Bio-Rad Laboratories, Inc. - Class A (a)	13,016	2,132,151
Bio-Techne Corp.	23,502	2,573,469
Charles River Laboratories International, Inc. (a)	29,802	2,483,699
PAREXEL International Corp. (a)	33,327	2,314,560

		9,503,879

Machinery—4.5%
AGCO Corp.	42,936	2,117,603
CLARCOR, Inc.	30,726	1,997,190
Crane Co.	31,280	1,970,953
Donaldson Co., Inc.	83,889	3,131,576

Machinery—(Continued)
Graco, Inc.	35,086	2,596,364
IDEX Corp.	47,974	4,488,927
ITT, Inc.	56,461	2,023,562
Joy Global, Inc.	61,856	1,715,885
Kennametal, Inc.	50,223	1,457,471
Lincoln Electric Holdings, Inc.	39,843	2,494,969
Nordson Corp.	33,517	3,339,299
Oshkosh Corp.	46,306	2,593,136
Terex Corp.	68,433	1,738,883
Timken Co. (The)	44,397	1,560,111
Toro Co. (The)	68,882	3,226,433
Trinity Industries, Inc.	96,029	2,321,981
Wabtec Corp.	56,789	4,636,822
Woodward, Inc.	34,868	2,178,553

		45,589,718

Marine—0.2%
Kirby Corp. (a)	33,937	2,109,524

Media—1.3%
AMC Networks, Inc. - Class A (a)	37,755	1,957,974
Cable One, Inc.	2,956	1,726,304
Cinemark Holdings, Inc.	66,644	2,551,132
John Wiley & Sons, Inc. - Class A	28,193	1,455,041
Live Nation Entertainment, Inc. (a)	83,182	2,285,841
Meredith Corp.	23,023	1,196,966
New York Times Co. (The) - Class A	76,722	916,828
Time, Inc.	63,077	913,355

		13,003,441

Metals & Mining—1.9%
Allegheny Technologies, Inc. (b)	68,681	1,241,066
Carpenter Technology Corp.	29,372	1,211,889
Commercial Metals Co.	72,232	1,169,436
Compass Minerals International, Inc.	21,293	1,569,294
Reliance Steel & Aluminum Co.	45,704	3,292,059
Royal Gold, Inc.	41,129	3,184,618
Steel Dynamics, Inc.	153,604	3,838,564
United States Steel Corp. (b)	106,158	2,002,140
Worthington Industries, Inc.	27,775	1,334,033

		18,843,099

Multi-Utilities—0.9%
Black Hills Corp.	32,972	2,018,546
MDU Resources Group, Inc.	123,069	3,130,875
NorthWestern Corp.	30,443	1,751,386
Vectren Corp.	52,198	2,620,340

		9,521,147

Multiline Retail—0.3%
Big Lots, Inc. (b)	27,962	1,335,186
J.C. Penney Co., Inc. (a) (b)	193,914	1,787,887

		3,123,073

MSF-174

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—2.2%
CONSOL Energy, Inc.	111,325	$2,137,440
Denbury Resources, Inc. (a) (b)	251,003	810,740
Energen Corp.	61,168	3,530,617
Gulfport Energy Corp. (a)	78,999	2,231,722
HollyFrontier Corp.	111,233	2,725,208
QEP Resources, Inc.	150,989	2,948,815
SM Energy Co.	54,738	2,111,792
Western Refining, Inc.	49,876	1,319,719
World Fuel Services Corp.	44,391	2,053,528
WPX Energy, Inc. (a)	216,981	2,861,979

		22,731,560

Paper & Forest Products—0.3%
Domtar Corp.	39,437	1,464,296
Louisiana-Pacific Corp. (a)	89,578	1,686,754

		3,151,050

Personal Products—0.4%
Avon Products, Inc.	275,385	1,558,679
Edgewell Personal Care Co. (a)	37,148	2,954,009

		4,512,688

Pharmaceuticals—0.5%
Akorn, Inc. (a)	55,592	1,515,438
Catalent, Inc. (a)	78,606	2,031,179
Prestige Brands Holdings, Inc. (a)	33,344	1,609,515

		5,156,132

Professional Services—0.5%
CEB, Inc.	20,294	1,105,414
FTI Consulting, Inc. (a)	26,579	1,184,361
ManpowerGroup, Inc.	43,185	3,120,548

		5,410,323

Real Estate Management & Development—0.4%
Alexander & Baldwin, Inc.	29,023	1,115,064
Jones Lang LaSalle, Inc.	28,470	3,239,601

		4,354,665

Road & Rail—1.0%
Avis Budget Group, Inc. (a)	59,601	2,038,950
Genesee & Wyoming, Inc. - Class A (a)	36,073	2,487,233
Landstar System, Inc.	26,534	1,806,435
Old Dominion Freight Line, Inc. (a)	43,855	3,008,892
Werner Enterprises, Inc.	28,152	655,097

		9,996,607

Semiconductors & Semiconductor Equipment—2.3%
Advanced Micro Devices, Inc. (a) (b)	462,752	3,197,616
Cirrus Logic, Inc. (a)	39,372	2,092,622
Cree, Inc. (a)	63,550	1,634,506
Cypress Semiconductor Corp.	202,390	2,461,062
Integrated Device Technology, Inc. (a)	84,644	1,955,276
Intersil Corp. - Class A	85,382	1,872,427

Semiconductors & Semiconductor Equipment—(Continued)
Microsemi Corp. (a)	71,324	2,994,182
Monolithic Power Systems, Inc.	23,475	1,889,738
Silicon Laboratories, Inc. (a)	26,212	1,541,266
Synaptics, Inc. (a)	21,936	1,285,011
Teradyne, Inc.	127,497	2,751,385

		23,675,091

Software—4.4%
ACI Worldwide, Inc. (a)	73,835	1,430,922
ANSYS, Inc. (a)	54,960	5,089,846
Cadence Design Systems, Inc. (a)	184,216	4,703,035
CDK Global, Inc.	94,612	5,426,944
CommVault Systems, Inc. (a)	26,033	1,383,133
Fair Isaac Corp.	19,443	2,422,403
Fortinet, Inc. (a)	92,495	3,415,840
Manhattan Associates, Inc. (a)	45,121	2,599,872
Mentor Graphics Corp.	68,154	1,801,992
PTC, Inc. (a)	72,439	3,209,772
Synopsys, Inc. (a)	95,365	5,659,913
Tyler Technologies, Inc. (a)	20,839	3,568,262
Ultimate Software Group, Inc. (The) (a)	18,235	3,727,052

		44,438,986

Specialty Retail—2.3%
Aaron’s, Inc.	40,813	1,037,467
Abercrombie & Fitch Co. - Class A	42,636	677,486
American Eagle Outfitters, Inc.	107,664	1,922,879
Ascena Retail Group, Inc. (a)	105,119	587,615
Cabela’s, Inc. (a)	32,357	1,777,370
Chico’s FAS, Inc.	83,199	990,068
CST Brands, Inc.	47,693	2,293,556
Dick’s Sporting Goods, Inc.	55,460	3,145,691
GameStop Corp. - Class A	65,504	1,807,255
Guess?, Inc.	38,813	567,058
Murphy USA, Inc. (a)	23,198	1,655,409
Office Depot, Inc.	342,754	1,223,632
Restoration Hardware Holdings, Inc. (a) (b)	24,053	831,753
Sally Beauty Holdings, Inc. (a)	92,281	2,369,776
Williams-Sonoma, Inc.	51,686	2,640,121

		23,527,136

Technology Hardware, Storage & Peripherals—0.6%
3D Systems Corp. (a) (b)	67,171	1,205,719
Diebold, Inc.	47,335	1,173,435
Lexmark International, Inc. - Class A	39,473	1,577,341
NCR Corp. (a)	78,012	2,511,206

		6,467,701

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.	31,545	2,735,267
Deckers Outdoor Corp. (a)	20,190	1,202,314
Fossil Group, Inc. (a) (b)	26,386	732,739
Kate Spade & Co. (a)	80,675	1,381,963
Skechers USA, Inc. - Class A (a)	84,011	1,923,852

		7,976,135

MSF-175

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—0.6%
New York Community Bancorp, Inc.	306,923	$4,367,515
Washington Federal, Inc.	57,021	1,521,320

		5,888,835

Trading Companies & Distributors—0.7%
GATX Corp. (b)	25,457	1,134,109
MSC Industrial Direct Co., Inc. - Class A	28,026	2,057,389
NOW, Inc. (a)	67,724	1,451,325
Watsco, Inc.	16,253	2,290,048

		6,932,871

Water Utilities—0.3%
Aqua America, Inc.	111,743	3,405,927

Wireless Telecommunication Services—0.2%
Telephone & Data Systems, Inc.	58,623	1,593,373

Total Common Stocks (Cost $736,770,830)		955,715,007

Mutual Fund—3.5%

Investment Company Security—3.5%
SPDR S&P MidCap 400 ETF Trust (b) (Cost $34,805,670)	126,500	35,707,155

Short-Term Investments—2.2%

Discount Notes—1.6%
Federal Home Loan Bank 0.237%, 10/05/16 (d)	950,000	949,969
0.301%, 10/07/16 (d)	150,000	149,991
0.302%, 10/26/16 (d)	1,350,000	1,349,710
0.353%, 10/18/16 (d)	11,175,000	11,173,053
0.445%, 03/24/17 (d)	3,000,000	2,993,620

		16,616,343

U.S. Treasury—0.6%
U.S. Treasury Bills 0.233%, 10/27/16 (d)	125,000	124,978
0.293%, 11/17/16 (d)	475,000	474,817
0.415%, 02/16/17 (d)	5,625,000	5,616,128

		6,215,923

Total Short-Term Investments (Cost $22,832,266)		22,832,266

Securities Lending Reinvestments (e)—5.1%

Certificates of Deposit—2.1%
Abbey National Treasury Services 0.440%, 10/03/16	1,000,000	1,000,000

Certificates of Deposit—(Continued)
ABN AMRO Bank NV Zero Coupon, 12/22/16	1,000,000	997,872
Bank of Montreal 0.500%, 10/24/16	1,000,000	1,000,000
Bank of Nova Scotia 0.750%, 10/19/16	1,500,000	1,500,163
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	1,500,000	1,500,002
Chiba Bank, Ltd., New York 0.870%, 11/30/16	1,500,000	1,500,253
DZ Bank AG 0.950%, 01/03/17	1,000,000	1,000,000
KBC Bank NV Zero Coupon, 12/27/16	800,000	798,888
1.000%, 01/04/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	2,000,000	2,000,002
National Bank of Canada 0.420%, 10/06/16	1,500,000	1,499,999
0.480%, 10/28/16	1,500,000	1,499,991
Norinchukin Bank 0.480%, 10/24/16	800,000	799,999
Standard Chartered Bank New York 0.910%, 12/16/16	600,000	600,046
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	2,000,000	2,000,058
Swedbank 0.350%, 10/03/16	2,000,000	1,999,996

		20,697,269

Commercial Paper—1.1%
Albion Capital Corp. 0.720%, 10/25/16	1,500,000	1,499,522
BNP Paribas 0.510%, 10/21/16	1,000,000	999,747
Charta LLC 0.880%, 12/22/16	2,500,000	2,495,222
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	800,000	799,570
Credit Suisse AG 0.971%, 10/19/16	1,500,000	1,499,984
Kells Funding LLC 1.040%, 01/19/17	600,000	598,218
LMA S.A. & LMA Americas 0.580%, 10/14/16	250,000	249,963
0.580%, 10/17/16	250,000	249,940
Manhattan Asset Funding 0.740%, 11/28/16	1,000,000	999,009
Ridgefield Funding Co. LLC 0.650%, 10/26/16	800,000	799,595
Thunder Bay Funding LLC 0.920%, 12/21/16	1,000,000	997,900

		11,188,670

MSF-176

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Money Market Fund—0.1%
Dreyfus Treasury Cash Management Fund	1,000,000	$1,000,000

Repurchase Agreements—1.4%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $5,000,389 on 10/03/16, collateralized by $4,725,075 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $5,100,001.	5,000,000	5,000,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $6,000,417 on 10/03/16, collateralized by $5,890,340 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $6,120,005.	6,000,000	6,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/29/16 at 0.650% to be repurchased at $2,000,144 on 10/03/16, collateralized by $1,909,358 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $2,040,853.	2,000,000	2,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $43,170 on 10/03/16, collateralized by $35,665 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $44,031.	43,168	43,168
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $200,014 on 10/04/16, collateralized by $192,355 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $204,000.	200,000	200,000

Repurchase Agreements—(Continued)
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,000,038 on 10/03/16, collateralized by $936,180 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,020,021.	1,000,000	1,000,000

		14,243,168

Time Deposits—0.4%
Canadian Imperial Bank 0.260%, 10/03/16	2,000,000	2,000,000
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	1,000,000	1,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	400,000	400,000
Royal Bank of Canada 0.280%, 10/03/16	400,000	400,000

		3,800,000

Total Securities Lending Reinvestments (Cost $50,927,885)		50,929,107

Total Investments—105.0% (Cost $845,336,651) (f)		1,065,183,535
Other assets and liabilities (net)—(5.0)%		(51,010,873)

Net Assets—100.0%		$1,014,172,662

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $48,322,178 and the collateral received consisted of cash in the amount of $48,928,016. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $2,211,250.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(f)	As of September 30, 2016, the aggregate cost of investments was $845,336,651. The aggregate unrealized appreciation and depreciation of investments were $274,022,974 and $(54,176,090), respectively, resulting in net unrealized appreciation of $219,846,884.
(ETF)—	Exchange-Traded Fund

MSF-177

Metropolitan Series Fund

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
S&P Midcap 400 E-Mini Index Futures	12/16/16	142	USD	22,312,487	$(308,167)

(USD)—United	States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$955,715,007	$—	$—	$955,715,007
Total Mutual Fund*	35,707,155	—	—	35,707,155
Short-Term Investments
Discount Notes	—	16,616,343	—	16,616,343
U.S. Treasury	—	6,215,923	—	6,215,923
Total Short-Term Investments	—	22,832,266	—	22,832,266
Securities Lending Reinvestments
Certificates of Deposit	—	20,697,269	—	20,697,269
Commercial Paper	—	11,188,670	—	11,188,670
Money Market Fund	1,000,000	—	—	1,000,000
Repurchase Agreements	—	14,243,168	—	14,243,168
Time Deposits	—	3,800,000	—	3,800,000
Total Securities Lending Reinvestments	1,000,000	49,929,107	—	50,929,107
Total Investments	$992,422,162	$72,761,373	$—	$1,065,183,535

Collateral for Securities Loaned (Liability)	$—	$(48,928,016)	$—	$(48,928,016)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(308,167)	$—	$—	$(308,167)

*	See Schedule of Investments for additional detailed categorizations.

MSF-178

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.0%
Boeing Co. (The)	197,674	$26,041,573
General Dynamics Corp.	97,775	15,170,769
L-3 Communications Holdings, Inc.	26,318	3,966,912
Lockheed Martin Corp.	86,013	20,619,036
Northrop Grumman Corp.	60,845	13,017,788
Raytheon Co.	100,546	13,687,327
Rockwell Collins, Inc.	44,270	3,733,732
Textron, Inc.	91,812	3,649,527
TransDigm Group, Inc. (a)	17,060	4,932,387
United Technologies Corp.	265,200	26,944,320

		131,763,371

Air Freight & Logistics—0.7%
C.H. Robinson Worldwide, Inc.	48,623	3,425,977
Expeditors International of Washington, Inc.	61,688	3,178,166
FedEx Corp.	83,233	14,539,140
United Parcel Service, Inc. - Class B	235,533	25,757,889

		46,901,172

Airlines—0.5%
Alaska Air Group, Inc.	41,939	2,762,102
American Airlines Group, Inc.	180,553	6,610,045
Delta Air Lines, Inc.	255,170	10,043,491
Southwest Airlines Co.	211,328	8,218,546
United Continental Holdings, Inc. (a)	99,965	5,245,164

		32,879,348

Auto Components—0.4%
BorgWarner, Inc.	68,625	2,414,227
Delphi Automotive plc	92,937	6,628,267
Goodyear Tire & Rubber Co. (The)	89,422	2,888,331
Johnson Controls International plc	321,623	14,965,118

		26,895,943

Automobiles—0.5%
Ford Motor Co.	1,329,636	16,048,706
General Motors Co.	484,287	15,385,798
Harley-Davidson, Inc.	60,920	3,203,783

		34,638,287

Banks—5.3%
Bank of America Corp.	3,477,017	54,415,316
BB&T Corp.	277,519	10,468,017
Citigroup, Inc.	989,930	46,754,394
Citizens Financial Group, Inc.	176,996	4,373,571
Comerica, Inc.	59,252	2,803,805
Fifth Third Bancorp	261,121	5,342,536
Huntington Bancshares, Inc.	369,862	3,646,839
JPMorgan Chase & Co.	1,230,688	81,951,514
KeyCorp	368,724	4,487,371
M&T Bank Corp.	53,415	6,201,481
People’s United Financial, Inc.	105,951	1,676,145
PNC Financial Services Group, Inc. (The)	167,435	15,084,219
Regions Financial Corp.	427,675	4,221,152
SunTrust Banks, Inc.	170,842	7,482,879

Banks—(Continued)
U.S. Bancorp	548,170	23,511,011
Wells Fargo & Co.	1,547,224	68,511,079
Zions Bancorporation	69,886	2,167,864

		343,099,193

Beverages—2.2%
Brown-Forman Corp. - Class B	62,145	2,948,159
Coca-Cola Co. (The)	1,323,516	56,011,197
Constellation Brands, Inc. - Class A	60,359	10,049,170
Dr Pepper Snapple Group, Inc.	63,172	5,768,235
Molson Coors Brewing Co. - Class B	62,764	6,891,487
Monster Beverage Corp. (a)	46,050	6,760,601
PepsiCo, Inc.	490,355	53,335,913

		141,764,762

Biotechnology—3.0%
AbbVie, Inc.	554,883	34,996,471
Alexion Pharmaceuticals, Inc. (a)	76,407	9,362,914
Amgen, Inc.	254,985	42,534,048
Biogen, Inc. (a)	74,660	23,370,820
Celgene Corp. (a)	264,100	27,606,373
Gilead Sciences, Inc.	449,639	35,575,437
Regeneron Pharmaceuticals, Inc. (a)	25,715	10,337,944
Vertex Pharmaceuticals, Inc. (a)	84,424	7,362,617

		191,146,624

Building Products—0.1%
Allegion plc	32,674	2,251,565
Fortune Brands Home & Security, Inc.	52,438	3,046,648
Masco Corp.	112,512	3,860,287

		9,158,500

Capital Markets—2.5%
Affiliated Managers Group, Inc. (a)	18,356	2,656,113
Ameriprise Financial, Inc.	55,000	5,487,350
Bank of New York Mellon Corp. (The)	363,781	14,507,586
BlackRock, Inc.	41,571	15,067,825
Charles Schwab Corp. (The)	410,208	12,950,267
CME Group, Inc.	115,455	12,067,357
E*Trade Financial Corp. (a)	93,250	2,715,440
Franklin Resources, Inc.	119,741	4,259,187
Goldman Sachs Group, Inc. (The)	128,480	20,719,970
Intercontinental Exchange, Inc.	40,592	10,933,861
Invesco, Ltd.	139,668	4,367,418
Legg Mason, Inc.	31,424	1,052,075
Moody’s Corp.	57,003	6,172,285
Morgan Stanley	501,577	16,080,559
Nasdaq, Inc.	38,898	2,627,171
Northern Trust Corp.	72,572	4,934,170
S&P Global, Inc.	89,951	11,384,199
State Street Corp.	124,914	8,697,762
T. Rowe Price Group, Inc.	84,687	5,631,685

		162,312,280

MSF-179

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—2.1%
Air Products & Chemicals, Inc.	73,784	$11,092,687
Albemarle Corp.	38,298	3,274,096
CF Industries Holdings, Inc.	79,432	1,934,169
Dow Chemical Co. (The)	383,937	19,899,455
E.I. du Pont de Nemours & Co.	297,903	19,950,564
Eastman Chemical Co.	50,329	3,406,267
Ecolab, Inc.	89,418	10,883,959
FMC Corp.	45,591	2,203,869
International Flavors & Fragrances, Inc.	27,119	3,877,203
LyondellBasell Industries NV - Class A	116,150	9,368,659
Monsanto Co.	149,093	15,237,305
Mosaic Co. (The)	119,319	2,918,543
PPG Industries, Inc.	90,729	9,377,749
Praxair, Inc.	97,185	11,742,863
Sherwin-Williams Co. (The)	27,338	7,563,331

		132,730,719

Commercial Services & Supplies—0.3%
Cintas Corp.	29,115	3,278,349
Pitney Bowes, Inc.	63,234	1,148,329
Republic Services, Inc.	79,434	4,007,445
Stericycle, Inc. (a)	28,976	2,322,137
Waste Management, Inc.	138,642	8,839,814

		19,596,074

Communications Equipment—1.1%
Cisco Systems, Inc.	1,713,742	54,359,896
F5 Networks, Inc. (a)	22,558	2,811,629
Harris Corp.	42,325	3,877,394
Juniper Networks, Inc.	130,484	3,139,445
Motorola Solutions, Inc.	56,807	4,333,238

		68,521,602

Construction & Engineering—0.1%
Fluor Corp.	47,445	2,434,877
Jacobs Engineering Group, Inc. (a)	41,373	2,139,812
Quanta Services, Inc. (a)	51,473	1,440,729

		6,015,418

Construction Materials—0.1%
Martin Marietta Materials, Inc.	21,615	3,871,463
Vulcan Materials Co.	45,341	5,156,632

		9,028,095

Consumer Finance—0.7%
American Express Co.	264,393	16,931,728
Capital One Financial Corp.	172,432	12,385,790
Discover Financial Services	137,525	7,777,039
Navient Corp.	108,020	1,563,049
Synchrony Financial	269,931	7,558,068

		46,215,674

Containers & Packaging—0.3%
Avery Dennison Corp.	30,276	2,355,170

Containers & Packaging—(Continued)
Ball Corp.	59,364	4,864,880
International Paper Co.	140,106	6,722,286
Owens-Illinois, Inc. (a)	55,225	1,015,588
Sealed Air Corp.	67,021	3,070,902
WestRock Co.	85,690	4,154,251

		22,183,077

Distributors—0.1%
Genuine Parts Co.	50,738	5,096,632
LKQ Corp. (a)	104,639	3,710,499

		8,807,131

Diversified Consumer Services—0.0%
H&R Block, Inc.	74,650	1,728,147

Diversified Financial Services—1.5%
Berkshire Hathaway, Inc. - Class B (a)	646,917	93,460,099
Leucadia National Corp.	110,514	2,104,187

		95,564,286

Diversified Telecommunication Services—2.6%
AT&T, Inc.	2,096,132	85,123,921
CenturyLink, Inc.	186,024	5,102,638
Frontier Communications Corp. (b)	399,693	1,662,723
Level 3 Communications, Inc. (a)	99,223	4,601,963
Verizon Communications, Inc.	1,388,893	72,194,658

		168,685,903

Electric Utilities—2.0%
Alliant Energy Corp.	77,458	2,967,416
American Electric Power Co., Inc.	167,537	10,757,551
Duke Energy Corp.	234,736	18,788,269
Edison International	111,011	8,020,545
Entergy Corp.	60,983	4,679,226
Eversource Energy	108,079	5,855,720
Exelon Corp.	314,444	10,467,841
FirstEnergy Corp.	144,875	4,792,465
NextEra Energy, Inc.	159,143	19,466,372
PG&E Corp.	169,852	10,389,847
Pinnacle West Capital Corp.	37,880	2,878,501
PPL Corp.	231,042	7,987,122
Southern Co. (The)	333,468	17,106,908
Xcel Energy, Inc.	173,071	7,120,141

		131,277,924

Electrical Equipment—0.6%
Acuity Brands, Inc.	14,955	3,957,093
AMETEK, Inc.	79,190	3,783,698
Eaton Corp. plc	154,927	10,180,253
Emerson Electric Co.	219,268	11,952,299
Rockwell Automation, Inc.	44,090	5,393,971

		35,267,314

MSF-180

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.4%
Amphenol Corp. - Class A	105,190	$6,828,935
Corning, Inc.	353,288	8,355,261
FLIR Systems, Inc.	46,774	1,469,639
TE Connectivity, Ltd.	121,144	7,799,251

		24,453,086

Energy Equipment & Services—1.1%
Baker Hughes, Inc.	145,796	7,358,324
FMC Technologies, Inc. (a)	76,876	2,280,911
Halliburton Co.	293,398	13,167,702
Helmerich & Payne, Inc. (b)	36,820	2,477,986
National Oilwell Varco, Inc.	128,667	4,727,226
Schlumberger, Ltd.	473,842	37,262,935
Transocean, Ltd. (a) (b)	117,027	1,247,508

		68,522,592

Equity Real Estate Investment Trusts—3.0%
American Tower Corp.	144,974	16,429,903
Apartment Investment & Management Co. - Class A	53,361	2,449,804
AvalonBay Communities, Inc.	46,786	8,320,422
Boston Properties, Inc.	52,367	7,137,098
Crown Castle International Corp.	115,016	10,835,657
Digital Realty Trust, Inc.	50,039	4,859,788
Equinix, Inc.	24,217	8,724,174
Equity Residential	124,553	8,012,495
Essex Property Trust, Inc.	22,316	4,969,773
Extra Space Storage, Inc.	42,859	3,403,433
Federal Realty Investment Trust	24,159	3,718,795
General Growth Properties, Inc.	198,957	5,491,213
HCP, Inc.	159,316	6,046,042
Host Hotels & Resorts, Inc.	252,981	3,938,914
Iron Mountain, Inc.	83,416	3,130,603
Kimco Realty Corp.	143,121	4,143,353
Macerich Co. (The)	41,107	3,324,323
Prologis, Inc.	179,544	9,612,786
Public Storage	50,811	11,337,967
Realty Income Corp.	88,100	5,896,533
Simon Property Group, Inc.	107,064	22,163,319
SL Green Realty Corp.	34,181	3,694,966
UDR, Inc.	90,993	3,274,838
Ventas, Inc.	119,713	8,455,329
Vornado Realty Trust	58,547	5,925,542
Welltower, Inc.	121,950	9,118,202
Weyerhaeuser Co.	255,110	8,148,213

		192,563,485

Food & Staples Retailing—2.1%
Costco Wholesale Corp.	149,260	22,763,643
CVS Health Corp.	363,285	32,328,732
Kroger Co. (The)	323,344	9,596,850
Sysco Corp.	174,015	8,528,475
Wal-Mart Stores, Inc.	516,434	37,245,220
Walgreens Boots Alliance, Inc.	291,329	23,486,944
Whole Foods Market, Inc.	108,624	3,079,490

		137,029,354

Food Products—1.7%
Archer-Daniels-Midland Co.	198,220	8,358,937
Campbell Soup Co.	66,252	3,623,984
ConAgra Foods, Inc.	142,008	6,689,997
General Mills, Inc.	203,419	12,994,406
Hershey Co. (The)	47,825	4,572,070
Hormel Foods Corp.	92,073	3,492,329
J.M. Smucker Co. (The)	39,667	5,376,465
Kellogg Co.	85,926	6,656,687
Kraft Heinz Co. (The)	203,009	18,171,336
McCormick & Co., Inc.	39,197	3,916,564
Mead Johnson Nutrition Co.	62,918	4,971,151
Mondelez International, Inc. - Class A	530,007	23,267,307
Tyson Foods, Inc. - Class A	101,347	7,567,581

		109,658,814

Health Care Equipment & Supplies—2.7%
Abbott Laboratories	500,862	21,181,454
Baxter International, Inc.	166,784	7,938,918
Becton Dickinson & Co.	72,549	13,039,232
Boston Scientific Corp. (a)	463,637	11,034,561
C.R. Bard, Inc.	25,028	5,613,280
Cooper Cos., Inc. (The)	16,607	2,976,971
Danaher Corp.	207,049	16,230,571
DENTSPLY SIRONA, Inc.	79,392	4,718,267
Edwards Lifesciences Corp. (a)	72,533	8,744,578
Hologic, Inc. (a)	94,524	3,670,367
Intuitive Surgical, Inc. (a)	13,116	9,506,870
Medtronic plc	470,858	40,682,131
St. Jude Medical, Inc.	97,082	7,743,260
Stryker Corp.	105,853	12,322,348
Varian Medical Systems, Inc. (a)	31,817	3,166,746
Zimmer Biomet Holdings, Inc.	68,149	8,860,733

		177,430,287

Health Care Providers & Services—2.6%
Aetna, Inc.	119,526	13,799,277
AmerisourceBergen Corp.	61,602	4,976,209
Anthem, Inc.	89,669	11,236,422
Cardinal Health, Inc.	108,551	8,434,413
Centene Corp. (a)	58,174	3,895,331
Cigna Corp.	87,420	11,392,574
DaVita, Inc. (a)	56,396	3,726,084
Express Scripts Holding Co. (a)	214,730	15,144,907
HCA Holdings, Inc. (a)	100,630	7,610,647
Henry Schein, Inc. (a)	27,870	4,542,253
Humana, Inc.	50,791	8,984,420
Laboratory Corp. of America Holdings (a)	34,856	4,792,003
McKesson Corp.	76,902	12,823,408
Patterson Cos., Inc.	28,390	1,304,237
Quest Diagnostics, Inc.	47,366	4,008,585
UnitedHealth Group, Inc.	324,502	45,430,280
Universal Health Services, Inc. - Class B	30,698	3,782,607

		165,883,657

Health Care Technology—0.1%
Cerner Corp. (a)	102,408	6,323,694

MSF-181

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	147,499	$7,200,901
Chipotle Mexican Grill, Inc. (a)	9,921	4,201,544
Darden Restaurants, Inc.	43,004	2,637,005
Marriott International, Inc. - Class A	108,975	7,337,287
McDonald’s Corp.	290,761	33,542,189
Royal Caribbean Cruises, Ltd.	57,210	4,287,889
Starbucks Corp.	499,705	27,054,029
Wyndham Worldwide Corp.	37,437	2,520,633
Wynn Resorts, Ltd.	27,052	2,635,406
Yum! Brands, Inc.	126,201	11,460,313

		102,877,196

Household Durables—0.5%
DR Horton, Inc.	115,430	3,485,986
Garmin, Ltd.	39,256	1,888,606
Harman International Industries, Inc.	23,777	2,007,967
Leggett & Platt, Inc.	45,545	2,075,941
Lennar Corp. - Class A	64,005	2,709,972
Mohawk Industries, Inc. (a)	21,476	4,302,502
Newell Brands, Inc.	164,297	8,651,880
PulteGroup, Inc.	105,371	2,111,635
Whirlpool Corp.	25,706	4,168,485

		31,402,974

Household Products—2.0%
Church & Dwight Co., Inc.	87,769	4,205,891
Clorox Co. (The)	44,113	5,522,065
Colgate-Palmolive Co.	303,753	22,520,248
Kimberly-Clark Corp.	122,537	15,456,817
Procter & Gamble Co. (The) (b)	909,307	81,610,303

		129,315,324

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	224,567	2,885,686
NRG Energy, Inc.	107,423	1,204,212

		4,089,898

Industrial Conglomerates—2.5%
3M Co.	205,934	36,291,749
General Electric Co.	3,053,305	90,438,894
Honeywell International, Inc.	259,248	30,225,724
Roper Technologies, Inc.	34,529	6,300,507

		163,256,874

Insurance—2.6%
Aflac, Inc.	139,552	10,029,602
Allstate Corp. (The)	126,565	8,755,767
American International Group, Inc.	346,559	20,564,811
Aon plc	90,496	10,179,895
Arthur J. Gallagher & Co.	60,318	3,068,377
Assurant, Inc.	20,513	1,892,324
Chubb, Ltd.	158,464	19,911,002
Cincinnati Financial Corp.	51,028	3,848,532
Hartford Financial Services Group, Inc. (The)	131,508	5,631,172
Lincoln National Corp.	79,318	3,726,360

Insurance—(Continued)
Loews Corp.	94,185	3,875,713
Marsh & McLennan Cos., Inc.	176,575	11,874,669
MetLife, Inc. (c)	374,411	16,635,081
Principal Financial Group, Inc.	91,130	4,694,106
Progressive Corp. (The)	198,272	6,245,568
Prudential Financial, Inc.	148,896	12,157,358
Torchmark Corp.	37,951	2,424,689
Travelers Cos., Inc. (The)	98,224	11,251,559
Unum Group	79,948	2,822,964
Willis Towers Watson plc	44,215	5,870,425
XL Group, Ltd.	93,689	3,150,761

		168,610,735

Internet & Direct Marketing Retail—2.5%
Amazon.com, Inc. (a)	134,069	112,257,314
Expedia, Inc.	41,053	4,791,706
Netflix, Inc. (a)	146,078	14,395,987
Priceline Group, Inc. (The) (a)	16,914	24,888,782
TripAdvisor, Inc. (a)	38,930	2,459,598

		158,793,387

Internet Software & Services—4.5%
Akamai Technologies, Inc. (a)	59,532	3,154,601
Alphabet, Inc. - Class A (a)	100,461	80,776,672
Alphabet, Inc. - Class C (a) (d)	100,684	78,260,666
eBay, Inc. (a)	357,755	11,770,139
Facebook, Inc. - Class A (a)	791,488	101,524,166
VeriSign, Inc. (a) (b)	31,649	2,476,218
Yahoo!, Inc. (a)	298,351	12,858,928

		290,821,390

IT Services—3.7%
Accenture plc - Class A	212,115	25,914,090
Alliance Data Systems Corp. (a)	19,942	4,278,157
Automatic Data Processing, Inc.	155,430	13,708,926
Cognizant Technology Solutions Corp. - Class A (a)	206,799	9,866,380
CSRA, Inc.	49,619	1,334,751
Fidelity National Information Services, Inc.	111,698	8,604,097
Fiserv, Inc. (a)	74,896	7,449,905
Global Payments, Inc.	52,345	4,018,002
International Business Machines Corp.	296,368	47,078,057
MasterCard, Inc. - Class A	326,731	33,251,414
Paychex, Inc.	109,329	6,326,869
PayPal Holdings, Inc. (a)	382,439	15,668,526
Teradata Corp. (a)	44,430	1,377,330
Total System Services, Inc.	56,373	2,657,987
Visa, Inc. - Class A	642,753	53,155,673
Western Union Co. (The)	166,182	3,459,909
Xerox Corp.	290,015	2,937,852

		241,087,925

Leisure Products—0.1%
Hasbro, Inc.	38,456	3,050,714
Mattel, Inc.	116,056	3,514,176

		6,564,890

MSF-182

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.	110,913	$5,222,893
Illumina, Inc. (a)	49,950	9,073,917
Mettler-Toledo International, Inc. (a)	9,026	3,789,386
PerkinElmer, Inc.	37,275	2,091,500
Thermo Fisher Scientific, Inc.	134,335	21,367,325
Waters Corp. (a)	27,454	4,351,185

		45,896,206

Machinery—1.4%
Caterpillar, Inc.	199,061	17,670,645
Cummins, Inc.	52,863	6,774,394
Deere & Co. (b)	98,561	8,412,181
Dover Corp.	52,886	3,894,525
Flowserve Corp.	44,423	2,142,966
Fortive Corp.	102,439	5,214,145
Illinois Tool Works, Inc.	108,849	13,044,464
Ingersoll-Rand plc	87,906	5,972,334
PACCAR, Inc.	119,433	7,020,272
Parker-Hannifin Corp.	45,623	5,727,055
Pentair plc	56,768	3,646,776
Snap-on, Inc.	19,792	3,007,592
Stanley Black & Decker, Inc.	51,254	6,303,217
Xylem, Inc.	61,051	3,202,125

		92,032,691

Media—2.9%
CBS Corp. - Class B	138,631	7,588,661
Charter Communications, Inc. - Class A (a)	73,850	19,937,284
Comcast Corp. - Class A	818,548	54,302,474
Discovery Communications, Inc. - Class A (a)	51,412	1,384,011
Discovery Communications, Inc. - Class C (a)	76,399	2,010,058
Interpublic Group of Cos., Inc. (The)	136,530	3,051,445
News Corp. - Class A	129,658	1,812,619
News Corp. - Class B	40,811	580,332
Omnicom Group, Inc.	80,594	6,850,490
Scripps Networks Interactive, Inc. - Class A	32,436	2,059,362
TEGNA, Inc.	73,024	1,596,305
Time Warner, Inc.	265,029	21,098,959
Twenty-First Century Fox, Inc. - Class A	362,532	8,780,525
Twenty-First Century Fox, Inc. - Class B	165,965	4,105,974
Viacom, Inc. - Class B	118,307	4,507,497
Walt Disney Co. (The)	503,771	46,780,175

		186,446,171

Metals & Mining—0.3%
Alcoa, Inc.	448,179	4,544,535
Freeport-McMoRan, Inc. (b)	416,363	4,521,702
Newmont Mining Corp.	180,784	7,103,004
Nucor Corp.	108,471	5,363,891

		21,533,132

Multi-Utilities—1.1%
Ameren Corp.	82,671	4,065,760
CenterPoint Energy, Inc.	146,743	3,408,840
CMS Energy Corp.	95,070	3,993,891

Multi-Utilities—(Continued)
Consolidated Edison, Inc.	103,721	7,810,191
Dominion Resources, Inc.	213,212	15,835,255
DTE Energy Co.	61,138	5,726,797
NiSource, Inc.	109,776	2,646,699
Public Service Enterprise Group, Inc.	172,377	7,217,425
SCANA Corp.	48,695	3,524,057
Sempra Energy	85,113	9,123,263
WEC Energy Group, Inc.	107,539	6,439,435

		69,791,613

Multiline Retail—0.5%
Dollar General Corp.	88,317	6,181,307
Dollar Tree, Inc. (a)	80,334	6,340,763
Kohl’s Corp.	61,191	2,677,106
Macy’s, Inc.	105,102	3,894,029
Nordstrom, Inc. (b)	39,593	2,054,085
Target Corp.	195,870	13,452,351

		34,599,641

Oil, Gas & Consumable Fuels—6.1%
Anadarko Petroleum Corp.	185,934	11,780,778
Apache Corp.	129,278	8,256,986
Cabot Oil & Gas Corp.	158,486	4,088,939
Chesapeake Energy Corp. (a)	222,371	1,394,266
Chevron Corp.	642,782	66,155,123
Cimarex Energy Co.	32,364	4,348,751
Concho Resources, Inc. (a)	48,430	6,651,861
ConocoPhillips	421,988	18,343,818
Devon Energy Corp.	178,402	7,869,312
EOG Resources, Inc.	187,617	18,144,440
EQT Corp.	58,859	4,274,341
Exxon Mobil Corp.	1,412,862	123,314,595
Hess Corp.	91,713	4,917,651
Kinder Morgan, Inc.	654,120	15,129,796
Marathon Oil Corp.	288,681	4,564,047
Marathon Petroleum Corp.	180,161	7,312,735
Murphy Oil Corp.	55,151	1,676,590
Newfield Exploration Co. (a)	67,669	2,940,895
Noble Energy, Inc.	146,399	5,232,300
Occidental Petroleum Corp.	260,288	18,980,201
ONEOK, Inc.	71,697	3,684,509
Phillips 66	151,425	12,197,284
Pioneer Natural Resources Co.	57,790	10,728,713
Range Resources Corp.	64,052	2,482,015
Southwestern Energy Co. (a)	168,132	2,326,947
Spectra Energy Corp.	238,881	10,212,163
Tesoro Corp.	40,474	3,220,111
Valero Energy Corp.	157,189	8,331,017
Williams Cos., Inc. (The)	232,720	7,151,486

		395,711,670

Personal Products—0.1%
Coty, Inc. - Class A (a)	23,618	555,023
Estee Lauder Cos., Inc. (The) - Class A	75,280	6,666,797

		7,221,820

MSF-183

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—5.4%
Allergan plc (a)	134,911	$31,071,352
Bristol-Myers Squibb Co.	569,301	30,696,710
Eli Lilly & Co.	330,973	26,563,893
Endo International plc (a)	67,552	1,361,173
Johnson & Johnson	932,178	110,118,187
Mallinckrodt plc (a)	36,700	2,560,926
Merck & Co., Inc.	942,172	58,800,955
Mylan NV (a)	156,740	5,974,929
Perrigo Co. plc	48,819	4,507,458
Pfizer, Inc.	2,066,712	69,999,535
Zoetis, Inc.	168,673	8,772,683

		350,427,801

Professional Services—0.3%
Dun & Bradstreet Corp. (The)	12,371	1,690,126
Equifax, Inc.	40,660	5,472,023
Nielsen Holdings plc	114,450	6,131,086
Robert Half International, Inc.	44,341	1,678,750
Verisk Analytics, Inc. (a)	53,542	4,351,894

		19,323,879

Real Estate Management & Development—0.0%
CBRE Group, Inc. - Class A (a)	101,774	2,847,636

Road & Rail—0.8%
CSX Corp.	322,321	9,830,791
J.B. Hunt Transport Services, Inc.	29,946	2,429,818
Kansas City Southern	36,792	3,433,429
Norfolk Southern Corp.	100,019	9,707,844
Ryder System, Inc.	18,221	1,201,675
Union Pacific Corp.	283,794	27,678,429

		54,281,986

Semiconductors & Semiconductor Equipment—3.3%
Analog Devices, Inc.	104,763	6,751,975
Applied Materials, Inc.	368,286	11,103,823
Broadcom, Ltd.	134,763	23,249,313
First Solar, Inc. (a) (b)	26,157	1,032,940
Intel Corp.	1,611,964	60,851,641
KLA-Tencor Corp.	53,151	3,705,156
Lam Research Corp.	54,604	5,171,545
Linear Technology Corp.	81,678	4,842,689
Microchip Technology, Inc. (b)	73,353	4,558,155
Micron Technology, Inc. (a)	353,804	6,290,635
NVIDIA Corp. (b)	182,287	12,490,305
Qorvo, Inc. (a)	43,577	2,428,982
QUALCOMM, Inc.	502,107	34,394,329
Skyworks Solutions, Inc.	63,884	4,864,128
Texas Instruments, Inc.	341,817	23,988,717
Xilinx, Inc.	86,367	4,693,183

		210,417,516

Software—4.3%
Activision Blizzard, Inc.	232,424	10,296,383
Adobe Systems, Inc. (a)	169,780	18,427,921

Software—(Continued)
Autodesk, Inc. (a)	66,531	4,812,187
CA, Inc.	107,059	3,541,512
Citrix Systems, Inc. (a)	53,060	4,521,773
Electronic Arts, Inc. (a)	102,478	8,751,621
Intuit, Inc.	83,491	9,184,845
Microsoft Corp.	2,655,095	152,933,472
Oracle Corp.	1,025,439	40,279,244
Red Hat, Inc. (a)	61,704	4,987,534
Salesforce.com, Inc. (a)	219,392	15,649,232
Symantec Corp.	209,745	5,264,600

		278,650,324

Specialty Retail—2.4%
Advance Auto Parts, Inc.	25,091	3,741,570
AutoNation, Inc. (a)	22,609	1,101,284
AutoZone, Inc. (a)	9,960	7,652,666
Bed Bath & Beyond, Inc.	52,597	2,267,457
Best Buy Co., Inc.	94,049	3,590,791
CarMax, Inc. (a) (b)	65,240	3,480,554
Foot Locker, Inc.	46,103	3,122,095
Gap, Inc. (The)	74,673	1,660,728
Home Depot, Inc. (The)	420,990	54,172,993
L Brands, Inc.	81,847	5,792,312
Lowe’s Cos., Inc.	298,017	21,519,808
O’Reilly Automotive, Inc. (a)	32,345	9,060,158
Ross Stores, Inc.	135,124	8,688,473
Signet Jewelers, Ltd.	25,757	1,919,669
Staples, Inc.	221,614	1,894,800
Tiffany & Co.	36,596	2,657,967
TJX Cos., Inc. (The)	223,734	16,730,829
Tractor Supply Co.	45,543	3,067,321
Ulta Salon Cosmetics & Fragrance, Inc. (a)	19,976	4,753,888
Urban Outfitters, Inc. (a)	30,332	1,047,061

		157,922,424

Technology Hardware, Storage & Peripherals—3.8%
Apple, Inc.	1,835,971	207,556,521
Hewlett Packard Enterprise Co.	566,185	12,880,709
HP, Inc.	582,936	9,052,996
NetApp, Inc.	94,948	3,401,037
Seagate Technology plc	101,743	3,922,193
Western Digital Corp.	96,855	5,663,112

		242,476,568

Textiles, Apparel & Luxury Goods—0.8%
Coach, Inc.	95,042	3,474,736
Hanesbrands, Inc.	128,724	3,250,281
Michael Kors Holdings, Ltd. (a)	57,586	2,694,449
NIKE, Inc. - Class B	459,420	24,188,463
PVH Corp.	27,336	3,020,628
Ralph Lauren Corp.	19,209	1,942,798
Under Armour, Inc. - Class A (a) (b)	62,484	2,416,881
Under Armour, Inc. - Class C (a)	62,809	2,126,713
VF Corp.	113,048	6,336,340

		49,451,289

MSF-184

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Tobacco—1.7%
Altria Group, Inc.	665,725	$42,093,792
Philip Morris International, Inc.	528,574	51,387,964
Reynolds American, Inc.	282,070	13,299,600

		106,781,356

Trading Companies & Distributors—0.2%
Fastenal Co.	98,457	4,113,534
United Rentals, Inc. (a)	29,357	2,304,231
WW Grainger, Inc. (b)	18,941	4,258,694

		10,676,459

Water Utilities—0.1%
American Water Works Co., Inc.	60,615	4,536,427

Total Common Stocks (Cost $3,622,247,599)		6,385,893,015

Mutual Fund—0.7%

Investment Company Security—0.7%
SPDR S&P 500 ETF Trust (b) (Cost $42,646,134)	205,500	44,449,650

Short-Term Investments—0.6%

Discount Notes—0.4%
Federal Home Loan Bank 0.302%, 10/26/16 (e)	2,050,000	2,049,559
0.332%, 10/07/16 (e)	3,225,000	3,224,795
0.348%, 10/17/16 (e)	2,125,000	2,124,655
0.354%, 10/18/16 (e)	2,250,000	2,249,607
0.404%, 10/12/16 (e)	2,200,000	2,199,707
0.429%, 10/21/16 (e)	6,600,000	6,598,372
0.445%, 03/24/17 (e)	3,925,000	3,916,653

		22,363,348

U.S. Treasury—0.2%
U.S. Treasury Bills 0.275%, 11/10/16 (e)	600,000	599,815
0.293%, 11/17/16 (e)	2,800,000	2,798,920
0.384%, 03/16/17 (e)	3,625,000	3,618,640
0.439%, 02/16/17 (e)	1,125,000	1,123,122
0.493%, 03/09/17 (e)	2,425,000	2,419,774

		10,560,271

Total Short-Term Investments (Cost $32,923,619)		32,923,619

Securities Lending Reinvestments (f)—1.9%

Certificates of Deposit—0.5%
Abbey National Treasury Services 0.440%, 10/03/16	2,500,000	2,500,000

Certificates of Deposit—(Continued)
ABN AMRO Bank NV Zero Coupon, 12/22/16	2,000,000	1,995,743
Bank of Montreal 0.500%, 10/24/16	1,000,000	1,000,000
Bank of Nova Scotia 0.750%, 10/19/16	2,500,000	2,500,273
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	1,000,000	1,000,001
Chiba Bank, Ltd., New York 0.870%, 11/30/16	1,500,000	1,500,254
DZ Bank AG 0.950%, 01/03/17	1,000,000	1,000,000
KBC Bank NV Zero Coupon, 12/27/16	1,800,000	1,797,498
1.000%, 01/04/17	1,000,000	1,000,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	3,500,000	3,500,003
National Bank of Canada 0.420%, 10/06/16	3,000,000	2,999,997
0.480%, 10/28/16	1,500,000	1,499,991
Norinchukin Bank 0.480%, 10/24/16	1,800,000	1,799,998
Standard Chartered Bank New York 0.910%, 12/16/16	2,100,000	2,100,162
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	2,000,000	2,000,058
Swedbank 0.350%, 10/03/16	3,500,000	3,499,993

		31,693,971

Commercial Paper—0.3%
Albion Capital Corp. 0.720%, 10/25/16	500,000	499,841
BNP Paribas 0.510%, 10/21/16	1,500,000	1,499,620
Charta LLC 0.880%, 12/22/16	3,500,000	3,493,311
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	1,800,000	1,799,032
Credit Suisse AG 0.971%, 10/19/16	1,500,000	1,499,983
Kells Funding LLC 1.040%, 01/19/17	2,100,000	2,093,765
LMA S.A. & LMA Americas 0.580%, 10/14/16	200,000	199,970
0.580%, 10/17/16	250,000	249,940
Manhattan Asset Funding 0.740%, 11/28/16	1,500,000	1,498,513
Ridgefield Funding Co. LLC 0.650%, 10/26/16	800,000	799,595
Thunder Bay Funding LLC 0.920%, 12/21/16	1,000,000	997,900
Victory Receivables Corp. 1.050%, 01/04/17	1,500,000	1,496,195

		16,127,665

MSF-185

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Money Market Fund—0.0%
Dreyfus Treasury Cash Management Fund	2,600,000	$2,600,000

Repurchase Agreements—1.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $12,100,941 on 10/03/16, collateralized by $11,434,681 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $12,342,004.	12,100,000	12,100,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $8,800,611 on 10/03/16, collateralized by $8,639,165 Corporate and Foreign Bonds with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $8,976,008.	8,800,000	8,800,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $1,000,042 on 10/03/16, collateralized by $972,192 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $1,020,000.	1,000,000	1,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $3,000,113 on 10/03/16, collateralized by $2,366,400 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $3,060,042.	3,000,000	3,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $10,600,841 on 10/03/16, collateralized by $10,119,597 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $10,816,522.	10,600,000	10,600,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $193,469 on 10/03/16, collateralized by $159,835 U.S. Treasury Obligations with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $197,331.	193,461	193,462

Repurchase Agreements—(Continued)
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $20,001,167 on 10/03/16, collateralized by $31,991,219 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $20,401,190.	20,000,000	20,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $1,000,072 on 10/04/16, collateralized by $961,774 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $1,020,000.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $7,000,303 on 10/03/16, collateralized by $9,883,127 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $7,140,000.	7,000,000	7,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,500,058 on 10/03/16, collateralized by $1,404,270 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,530,031.	1,500,000	1,500,000

		65,193,462

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	97,416	97,416
Canadian Imperial Bank 0.260%, 10/03/16	5,000,000	5,000,000
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	2,000,000	2,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	900,000	900,000
Royal Bank of Canada 0.280%, 10/03/16	1,000,000	1,000,000

		8,997,416

Total Securities Lending Reinvestments (Cost $124,609,763)		124,612,514

Total Investments—101.9% (Cost $3,822,427,115) (g)		6,587,878,798
Other assets and liabilities (net)—(1.9)%		(120,290,880)

Net Assets—100.0%		$6,467,587,918

MSF-186

Metropolitan Series Fund

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $116,098,731 and the collateral received consisted of cash in the amount of $122,609,592. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $15,588,551.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(g)	As of September 30, 2016, the aggregate cost of investments was $3,822,427,115. The aggregate unrealized appreciation and depreciation of investments were $2,858,616,973 and $(93,165,290), respectively, resulting in net unrealized appreciation of $2,765,451,683.
(ETF)—	Exchange-Traded Fund

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
S&P 500 E-Mini Index Futures	12/16/16	300	USD	32,280,417	$125,583

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$6,385,893,015	$—	$—	$6,385,893,015
Total Mutual Fund*	44,449,650	—	—	44,449,650
Short-Term Investments
Discount Notes	—	22,363,348	—	22,363,348
U.S. Treasury	—	10,560,271	—	10,560,271
Total Short-Term Investments	—	32,923,619	—	32,923,619
Securities Lending Reinvestments
Certificates of Deposit	—	31,693,971	—	31,693,971
Commercial Paper	—	16,127,665	—	16,127,665
Money Market Fund	2,600,000	—	—	2,600,000
Repurchase Agreements	—	65,193,462	—	65,193,462
Time Deposits	—	8,997,416	—	8,997,416
Total Securities Lending Reinvestments	2,600,000	122,012,514	—	124,612,514
Total Investments	$6,432,942,665	$154,936,133	$—	$6,587,878,798

Collateral for Securities Loaned (Liability)	$—	$(122,609,592)	$—	$(122,609,592)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$125,583	$—	$—	$125,583

*	See Schedule of Investments for additional detailed categorizations.

MSF-187

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—59.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Boeing Co. (The)	10,831	$1,426,876
Lockheed Martin Corp.	18,233	4,370,815
Northrop Grumman Corp.	26,664	5,704,763
Orbital ATK, Inc.	6,426	489,854
Rockwell Collins, Inc.	6,334	534,209
United Technologies Corp.	53,268	5,412,029

		17,938,546

Air Freight & Logistics—0.4%
United Parcel Service, Inc. - Class B	34,296	3,750,611

Airlines—0.4%
Copa Holdings S.A. - Class A	16,362	1,438,711
Delta Air Lines, Inc.	62,356	2,454,332

		3,893,043

Auto Components—1.2%
Delphi Automotive plc	36,248	2,585,207
Johnson Controls International plc	145,348	6,763,042
Magna International, Inc.	19,494	836,848

		10,185,097

Automobiles—0.6%
General Motors Co.	41,531	1,319,440
Harley-Davidson, Inc.	15,864	834,288
Hyundai Motor Co.	8,840	1,091,536
Kia Motors Corp.	43,366	1,666,942

		4,912,206

Banks—5.6%
Bank of America Corp.	341,629	5,346,494
BB&T Corp.	45,128	1,702,228
BNP Paribas S.A.	12,007	617,348
BOC Hong Kong Holdings, Ltd.	167,000	567,075
Citigroup, Inc.	67,403	3,183,444
JPMorgan Chase & Co.	278,612	18,552,773
PNC Financial Services Group, Inc. (The)	39,584	3,566,123
Royal Bank of Canada	38,850	2,406,304
Sumitomo Mitsui Financial Group, Inc.	44,600	1,503,151
SunTrust Banks, Inc.	18,458	808,460
U.S. Bancorp	123,930	5,315,358
Wells Fargo & Co.	112,274	4,971,493

		48,540,251

Beverages—0.7%
Coca-Cola Co. (The)	23,772	1,006,031
Coca-Cola European Partners plc	46,580	1,858,542
Diageo plc	110,342	3,163,844

		6,028,417

Biotechnology—0.2%
Celgene Corp. (a)	6,830	713,940
Gilead Sciences, Inc.	11,721	927,365

		1,641,305

Building Products—0.4%
Owens Corning	69,776	3,725,341

Capital Markets—3.0%
Bank of New York Mellon Corp. (The)	124,120	4,949,906
BlackRock, Inc.	8,318	3,014,942
Blackstone Group L.P. (The)	36,269	925,948
Charles Schwab Corp. (The)	33,057	1,043,609
Franklin Resources, Inc.	64,374	2,289,783
Goldman Sachs Group, Inc. (The)	32,230	5,197,732
Moody’s Corp.	7,910	856,495
Morgan Stanley	46,931	1,504,608
Nasdaq, Inc.	25,225	1,703,696
S&P Global, Inc.	3,194	404,233
State Street Corp.	46,123	3,211,544
UBS Group AG	96,619	1,311,957

		26,414,453

Chemicals—1.8%
Axalta Coating Systems, Ltd. (a)	50,811	1,436,427
Celanese Corp. - Series A	16,969	1,129,457
E.I. du Pont de Nemours & Co.	31,951	2,139,758
LyondellBasell Industries NV - Class A	22,064	1,779,682
Monsanto Co.	17,833	1,822,533
PPG Industries, Inc.	61,095	6,314,779
Praxair, Inc.	5,944	718,214

		15,340,850

Commercial Services & Supplies—0.1%
Transcontinental, Inc. - Class A (b)	54,031	725,657

Communications Equipment—0.8%
Cisco Systems, Inc.	168,981	5,360,077
Motorola Solutions, Inc.	19,278	1,470,526

		6,830,603

Consumer Finance—0.5%
American Express Co.	43,314	2,773,829
Discover Financial Services	35,033	1,981,116

		4,754,945

Containers & Packaging—0.1%
Crown Holdings, Inc. (a)	16,014	914,239

Distributors—0.1%
LKQ Corp. (a)	34,048	1,207,342

Diversified Telecommunication Services—1.5%
AT&T, Inc.	23,868	969,279
Frontier Communications Corp. (b)	158,188	658,062
TDC A/S (a)	135,844	800,955
Telefonica Brasil S.A. (ADR) (b)	51,661	747,535
Verizon Communications, Inc.	184,518	9,591,246

		12,767,077

MSF-188

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—1.4%
American Electric Power Co., Inc.	34,683	$2,226,996
Duke Energy Corp.	27,550	2,205,102
Exelon Corp.	99,470	3,311,356
PPL Corp.	93,191	3,221,613
SSE plc	40,170	815,427
Xcel Energy, Inc.	9,138	375,937

		12,156,431

Electrical Equipment—0.3%
Eaton Corp. plc	43,538	2,860,882

Energy Equipment & Services—0.3%
National Oilwell Varco, Inc.	11,897	437,096
Schlumberger, Ltd.	32,504	2,556,114

		2,993,210

Equity Real Estate Investment Trusts—0.5%
Medical Properties Trust, Inc.	115,121	1,700,337
Mid-America Apartment Communities, Inc.	18,066	1,698,024
STORE Capital Corp.	39,543	1,165,332
Washington Prime Group, Inc.	2,468	30,554

		4,594,247

Food & Staples Retailing—1.1%
CVS Health Corp.	85,541	7,612,294
Kroger Co. (The)	35,724	1,060,288
Lawson, Inc.	7,700	606,713

		9,279,295

Food Products—2.4%
Archer-Daniels-Midland Co.	126,467	5,333,113
Danone S.A.	26,734	1,982,924
Dean Foods Co.	16,856	276,439
Flowers Foods, Inc. (b)	35,309	533,872
General Mills, Inc.	55,666	3,555,944
J.M. Smucker Co. (The)	7,417	1,005,300
Kellogg Co.	15,641	1,211,708
Marine Harvest ASA (a)	74,661	1,336,357
Mead Johnson Nutrition Co.	501	39,584
Mondelez International, Inc. - Class A	26,123	1,146,800
Nestle S.A.	54,009	4,255,565

		20,677,606

Health Care Equipment & Supplies—2.6%
Abbott Laboratories	128,197	5,421,451
Cooper Cos., Inc. (The)	6,815	1,221,657
Danaher Corp.	69,513	5,449,124
Medtronic plc	74,235	6,413,904
St. Jude Medical, Inc.	30,356	2,421,194
Zimmer Biomet Holdings, Inc.	13,983	1,818,070

		22,745,400

Health Care Providers & Services—0.6%
Cigna Corp.	14,136	1,842,204
Express Scripts Holding Co. (a)	15,132	1,067,260

Health Care Providers & Services—(Continued)
HCA Holdings, Inc. (a)	5,861	443,267
McKesson Corp.	13,034	2,173,419

		5,526,150

Hotels, Restaurants & Leisure—0.3%
Aramark	34,922	1,328,084
Brinker International, Inc.	1,373	69,240
Hilton Worldwide Holdings, Inc.	25,598	586,962
Yum! Brands, Inc.	8,092	734,835

		2,719,121

Household Durables—0.0%
Newell Brands, Inc.	6,620	348,609

Household Products—0.5%
Kimberly-Clark Corp.	10,163	1,281,961
Procter & Gamble Co. (The)	24,313	2,182,092
Reckitt Benckiser Group plc	10,903	1,027,473

		4,491,526

Industrial Conglomerates—1.5%
3M Co.	36,288	6,395,034
Honeywell International, Inc.	59,935	6,987,822

		13,382,856

Insurance—3.7%
Aon plc	40,840	4,594,092
Chubb, Ltd.	57,700	7,250,005
Prudential Financial, Inc.	66,068	5,394,452
Sony Financial Holdings, Inc.	42,900	590,674
Travelers Cos., Inc. (The)	82,036	9,397,224
Validus Holdings, Ltd.	52,667	2,623,870
Zurich Insurance Group AG (a)	8,772	2,257,334

		32,107,651

Internet & Direct Marketing Retail—0.5%
Amazon.com, Inc. (a)	5,574	4,667,166

Internet Software & Services—0.7%
Alphabet, Inc. - Class A (a)	1,467	1,179,556
Facebook, Inc. - Class A (a)	38,168	4,895,809

		6,075,365

IT Services—2.6%
Accenture plc - Class A	64,487	7,878,377
Amdocs, Ltd.	6,140	355,199
Cognizant Technology Solutions Corp. - Class A (a)	12,159	580,106
Fidelity National Information Services, Inc.	21,321	1,642,357
Fiserv, Inc. (a)	7,621	758,061
Global Payments, Inc.	46,152	3,542,627
International Business Machines Corp.	30,043	4,772,331
Sabre Corp. (b)	48,296	1,360,981
Visa, Inc. - Class A	22,799	1,885,477

		22,775,516

MSF-189

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.	36,998	$5,884,902

Machinery—1.7%
Allison Transmission Holdings, Inc.	72,532	2,080,218
Caterpillar, Inc.	4,890	434,085
Cummins, Inc.	7,148	916,016
Deere & Co. (b)	23,016	1,964,416
Fortive Corp.	17,862	909,176
Illinois Tool Works, Inc.	31,311	3,752,310
Ingersoll-Rand plc	13,095	889,674
Pentair plc	25,388	1,630,925
Stanley Black & Decker, Inc.	15,205	1,869,911

		14,446,731

Media—2.7%
Charter Communications, Inc. - Class A (a)	15,538	4,194,794
Comcast Corp. - Class A	140,971	9,352,016
Interpublic Group of Cos., Inc. (The)	15,404	344,279
Omnicom Group, Inc.	43,780	3,721,300
Time Warner, Inc.	49,435	3,935,520
Time, Inc.	1,710	24,761
Twenty-First Century Fox, Inc. - Class A	36,420	882,093
Walt Disney Co. (The)	11,691	1,085,626

		23,540,389

Metals & Mining—0.3%
Rio Tinto plc	67,292	2,239,141

Mortgage Real Estate Investment Trusts—0.2%
Annaly Capital Management, Inc.	96,306	1,011,213
Starwood Property Trust, Inc.	36,067	812,229

		1,823,442

Multi-Utilities—0.2%
Engie S.A. (b)	72,143	1,117,566
Public Service Enterprise Group, Inc.	23,465	982,480

		2,100,046

Multiline Retail—0.8%
Kohl’s Corp.	22,132	968,275
Target Corp.	91,024	6,251,528

		7,219,803

Oil, Gas & Consumable Fuels—3.6%
Anadarko Petroleum Corp.	26,705	1,692,029
BP plc	472,608	2,752,537
Canadian Natural Resources, Ltd.	20,752	664,894
Chevron Corp.	34,316	3,531,803
Enterprise Products Partners L.P.	21,135	583,960
EOG Resources, Inc.	34,688	3,354,677
EQT Corp.	18,868	1,370,194
Exxon Mobil Corp.	51,892	4,529,134
Hess Corp.	23,191	1,243,501
Noble Energy, Inc.	35,601	1,272,380
Occidental Petroleum Corp.	44,565	3,249,680

Oil, Gas & Consumable Fuels—(Continued)
Plains All American Pipeline L.P.	20,291	637,340
Rice Energy, Inc. (a)	42,084	1,098,813
Targa Resources Corp.	17,911	879,609
Valero Energy Corp.	65,992	3,497,576
Western Gas Partners L.P.	551	30,333
Williams Partners L.P.	23,975	891,630

		31,280,090

Personal Products—0.2%
Coty, Inc. (a)	19,587	454,418
Coty, Inc. - Class A (a)	45,016	1,057,876

		1,512,294

Pharmaceuticals—4.3%
Allergan plc (a)	4,890	1,126,216
Bayer AG	28,400	2,852,606
Bristol-Myers Squibb Co.	19,059	1,027,661
Eli Lilly & Co.	70,479	5,656,645
Johnson & Johnson	89,700	10,596,261
Merck & Co., Inc.	162,310	10,129,767
Novartis AG	5,589	439,526
Pfizer, Inc.	167,983	5,689,584
Roche Holding AG	1,605	397,616

		37,915,882

Professional Services—0.1%
Equifax, Inc.	3,145	423,254

Road & Rail—0.4%
Canadian National Railway Co.	14,309	935,809
Union Pacific Corp.	28,244	2,754,637

		3,690,446

Semiconductors & Semiconductor Equipment—1.3%
Analog Devices, Inc.	6,204	399,848
Broadcom, Ltd.	5,611	968,009
Intel Corp.	42,037	1,586,897
Maxim Integrated Products, Inc.	27,858	1,112,370
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	98,532	3,014,094
Texas Instruments, Inc.	58,793	4,126,093

		11,207,311

Software—0.8%
CA, Inc.	14,818	490,180
Intuit, Inc.	5,621	618,366
Microsoft Corp.	57,899	3,334,982
Oracle Corp.	65,102	2,557,207

		7,000,735

Specialty Retail—0.5%
Abercrombie & Fitch Co. - Class A	14,888	236,570
Advance Auto Parts, Inc.	3,314	494,184
American Eagle Outfitters, Inc. (b)	36,857	658,266

MSF-190

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—(Continued)
Gap, Inc. (The) (b)	122,455	$2,723,399

		4,112,419

Technology Hardware, Storage & Peripherals—0.3%
Apple, Inc.	11,856	1,340,321
Hewlett Packard Enterprise Co.	43,018	978,659

		2,318,980

Textiles, Apparel & Luxury Goods—0.0%
Hanesbrands, Inc.	16,624	419,756

Tobacco—2.4%
Altria Group, Inc.	89,234	5,642,266
Japan Tobacco, Inc.	16,200	661,852
Philip Morris International, Inc.	138,471	13,462,151
Reynolds American, Inc.	24,868	1,172,526

		20,938,795

Trading Companies & Distributors—0.1%
MSC Industrial Direct Co., Inc. - Class A	5,963	437,744

Wireless Telecommunication Services—0.0%
Vodafone Group plc	120,851	346,525

Total Common Stocks (Cost $407,456,316)		515,829,699

U.S. Treasury & Government Agencies—23.3%

Agency Sponsored Mortgage - Backed—11.4%
Fannie Mae 15 Yr. Pool 2.500%, TBA (c)	458,000	474,376
3.000%, 03/01/27	125,599	132,136
3.000%, 04/01/27	390,626	410,731
3.000%, 04/01/30	356,845	374,736
3.000%, 05/01/30	722,680	758,913
3.000%, 10/01/30	1,011,861	1,063,068
3.000%, 11/01/30	376,932	396,593
3.000%, 12/01/30	648,936	682,932
3.000%, 04/01/31	570,882	599,847
3.000%, TBA (c)	2,035,000	2,136,432
4.500%, 04/01/18	8,044	8,245
4.500%, 06/01/18	25,856	26,537
4.500%, 07/01/18	19,967	20,469
4.500%, 03/01/19	44,176	45,526
4.500%, 06/01/19	28,546	29,389
4.500%, 04/01/20	32,335	33,508
4.500%, 07/01/20	16,429	16,974
5.000%, 11/01/17	13,648	14,024
5.000%, 02/01/18	45,078	46,321
5.000%, 12/01/18	100,019	103,010
5.000%, 07/01/19	59,542	61,719
5.000%, 07/01/20	38,960	40,034

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool 5.000%, 08/01/20	27,529	28,960
5.000%, 12/01/20	82,577	86,467
5.500%, 11/01/17	19,468	19,796
5.500%, 12/01/17	3,310	3,362
5.500%, 01/01/18	1,835	1,838
5.500%, 02/01/18	14,061	14,279
5.500%, 06/01/19	63,186	65,424
5.500%, 07/01/19	59,559	61,826
5.500%, 08/01/19	15,196	15,729
5.500%, 09/01/19	60,123	62,563
5.500%, 01/01/21	32,409	34,109
5.500%, 03/01/21	10,442	11,074
6.000%, 01/01/17	993	994
6.000%, 02/01/17	2,688	2,699
6.000%, 07/01/17	6,622	6,680
6.000%, 08/01/17	1,035	1,047
6.000%, 09/01/17	10,836	10,973
6.000%, 03/01/18	1,342	1,365
6.000%, 11/01/18	7,006	7,155
6.000%, 01/01/21	45,807	48,386
6.000%, 05/01/21	14,407	15,139
Fannie Mae 20 Yr. Pool 6.000%, 11/01/25	26,340	30,153
Fannie Mae 30 Yr. Pool 3.000%, TBA (c)	858,000	891,750
3.500%, 11/01/41	61,435	65,429
3.500%, 01/01/42	848,187	907,064
3.500%, 01/01/43	284,681	301,274
3.500%, 04/01/43	921,503	975,770
3.500%, 05/01/43	1,542,562	1,627,262
3.500%, 06/01/43	550,859	582,900
3.500%, 07/01/43	1,507,992	1,597,002
3.500%, 08/01/43	477,972	506,079
3.500%, 09/01/43	2,104,700	2,226,543
3.500%, 09/01/45	1,749,448	1,845,524
3.500%, 10/01/45	713,100	753,365
4.000%, 09/01/40	1,836,823	1,976,971
4.000%, 11/01/40	374,743	403,484
4.000%, 12/01/40	866,836	933,115
4.000%, 02/01/41	994,759	1,071,559
4.000%, 06/01/41	825,692	888,654
4.000%, 11/01/41	340,426	366,817
4.000%, 01/01/42	2,333,958	2,515,001
4.000%, 04/01/42	277,452	298,068
4.000%, 10/01/42	259,422	279,634
4.000%, 12/01/42	301,766	325,379
4.000%, 01/01/43	355,172	382,298
4.000%, 04/01/43	88,824	95,424
4.000%, 05/01/43	491,857	529,604
4.000%, 06/01/43	445,155	479,508
4.000%, 07/01/43	440,879	473,638
4.000%, 11/01/44	730,317	784,582
4.000%, 02/01/45	592,460	636,483
4.500%, 08/01/33	214,364	235,506

MSF-191

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 03/01/34	638,858	$704,944
4.500%, 01/01/40	227,928	250,342
4.500%, 08/01/40	51,982	57,103
4.500%, 02/01/41	350,440	386,383
4.500%, 04/01/41	603,480	664,594
4.500%, 11/01/42	215,094	236,519
4.500%, 01/01/43	479,874	526,675
4.500%, 04/01/44	2,715,922	2,983,178
4.500%, 06/01/44	278,350	305,001
5.000%, 11/01/33	121,805	135,889
5.000%, 03/01/34	102,580	114,448
5.000%, 05/01/34	42,730	47,586
5.000%, 08/01/34	42,493	47,699
5.000%, 09/01/34	160,616	180,386
5.000%, 06/01/35	110,083	122,467
5.000%, 07/01/35	317,504	354,178
5.000%, 08/01/35	102,341	113,960
5.000%, 09/01/35	74,535	82,997
5.000%, 10/01/35	295,205	328,345
5.000%, 07/01/39	368,585	416,373
5.000%, 10/01/39	187,680	208,276
5.000%, 11/01/39	87,208	98,314
5.000%, 11/01/40	134,742	151,568
5.000%, 01/01/41	32,362	36,054
5.000%, 03/01/41	88,222	99,144
5.500%, 02/01/33	53,135	60,215
5.500%, 05/01/33	8,853	10,054
5.500%, 06/01/33	202,383	229,888
5.500%, 07/01/33	198,801	226,021
5.500%, 11/01/33	122,047	138,738
5.500%, 12/01/33	18,542	20,873
5.500%, 01/01/34	147,623	167,470
5.500%, 02/01/34	183,122	208,270
5.500%, 03/01/34	46,257	53,127
5.500%, 04/01/34	56,457	63,844
5.500%, 05/01/34	357,654	408,460
5.500%, 06/01/34	449,906	511,659
5.500%, 07/01/34	138,654	157,231
5.500%, 09/01/34	531,701	603,877
5.500%, 10/01/34	568,199	645,046
5.500%, 11/01/34	800,212	909,906
5.500%, 12/01/34	323,696	366,303
5.500%, 01/01/35	378,589	430,897
5.500%, 02/01/35	10,769	12,123
5.500%, 04/01/35	72,992	83,007
5.500%, 07/01/35	36,053	40,670
5.500%, 08/01/35	8,170	9,197
5.500%, 09/01/35	232,772	266,492
6.000%, 02/01/32	107,510	123,964
6.000%, 03/01/34	26,764	31,309
6.000%, 04/01/34	249,920	290,446
6.000%, 06/01/34	286,159	334,206
6.000%, 07/01/34	266,253	308,614
6.000%, 08/01/34	388,960	450,447
6.000%, 10/01/34	218,495	253,146

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 6.000%, 11/01/34	35,920	41,273
6.000%, 12/01/34	9,006	10,309
6.000%, 08/01/35	73,436	85,196
6.000%, 09/01/35	73,218	85,000
6.000%, 10/01/35	101,139	116,426
6.000%, 11/01/35	18,035	20,646
6.000%, 12/01/35	109,156	126,275
6.000%, 02/01/36	149,981	174,773
6.000%, 04/01/36	97,414	111,514
6.000%, 06/01/36	34,086	39,389
6.000%, 07/01/37	139,768	162,582
6.500%, 06/01/31	41,054	49,107
6.500%, 07/01/31	10,041	11,565
6.500%, 08/01/31	7,210	8,305
6.500%, 09/01/31	37,440	43,126
6.500%, 02/01/32	31,159	36,465
6.500%, 07/01/32	109,622	128,589
6.500%, 08/01/32	87,364	101,538
6.500%, 01/01/33	45,775	54,891
6.500%, 04/01/34	61,364	72,376
6.500%, 06/01/34	28,141	32,415
6.500%, 08/01/34	17,768	20,466
6.500%, 04/01/36	25,784	29,700
6.500%, 05/01/36	79,323	93,585
6.500%, 02/01/37	119,732	142,390
6.500%, 05/01/37	82,953	97,958
6.500%, 07/01/37	61,506	70,846
Fannie Mae Pool 2.410%, 05/01/23	94,170	97,648
2.550%, 05/01/23	151,359	158,177
2.700%, 07/01/25	121,000	126,601
3.800%, 02/01/18	132,889	135,996
3.828%, 07/01/18	125,910	130,858
3.910%, 02/01/18	192,705	197,329
4.600%, 09/01/19	128,837	138,860
5.370%, 05/01/18	604,828	630,129
Fannie Mae-ACES 2.578%, 09/25/18	473,973	481,587
Freddie Mac 15 Yr. Gold Pool 3.000%, 11/01/30	816,530	857,967
4.500%, 05/01/18	8,558	8,769
4.500%, 08/01/18	15,794	16,184
4.500%, 11/01/18	28,327	29,100
4.500%, 01/01/19	57,008	58,537
4.500%, 08/01/19	4,001	4,112
4.500%, 02/01/20	28,621	29,677
4.500%, 08/01/24	279,856	297,572
5.000%, 12/01/17	446	458
5.000%, 05/01/18	8,566	8,799
5.000%, 09/01/18	28,959	29,764
5.500%, 01/01/19	11,197	11,516
5.500%, 04/01/19	7,248	7,459
5.500%, 06/01/19	4,928	5,065
5.500%, 07/01/19	4,202	4,332
5.500%, 08/01/19	3,949	4,077

MSF-192

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool 5.500%, 02/01/20	4,111	$4,277
6.000%, 04/01/17	1,404	1,413
6.000%, 07/01/17	954	959
6.000%, 10/01/17	1,896	1,908
6.000%, 08/01/19	42,880	44,565
6.000%, 09/01/19	8,639	8,810
6.000%, 11/01/19	8,683	8,984
6.000%, 05/01/21	18,436	19,369
6.000%, 10/01/21	40,641	43,065
Freddie Mac 20 Yr. Gold Pool 5.500%, 10/01/24	53,891	60,436
5.500%, 06/01/25	98,946	110,963
5.500%, 07/01/25	55,828	62,608
5.500%, 08/01/25	80,837	90,655
6.000%, 02/01/23	79,719	90,936
6.000%, 12/01/25	36,629	41,783
6.000%, 02/01/26	33,021	37,668
Freddie Mac 30 Yr. Gold Pool 3.000%, 10/01/42	668,989	696,735
3.000%, 04/01/43	1,519,603	1,595,942
3.000%, 05/01/43	1,271,155	1,336,145
3.500%, 02/01/42	738,560	788,684
3.500%, 04/01/42	419,528	452,528
3.500%, 12/01/42	1,135,269	1,216,402
3.500%, 04/01/43	288,913	309,730
3.500%, 07/01/43	423,030	447,881
3.500%, 08/01/43	750,300	794,257
3.500%, 11/01/45	1,572,894	1,659,178
3.500%, 12/01/45	713,032	752,146
3.500%, 04/01/46	965,589	1,018,610
4.000%, 11/01/40	906,977	976,814
4.000%, 01/01/41	1,814,995	1,954,152
4.000%, 11/01/43	555,116	595,399
4.000%, 04/01/44	627,448	673,075
4.000%, 09/01/44	1,918,273	2,057,475
4.000%, 09/01/45	821,701	881,328
4.000%, TBA (c)	610,000	653,582
4.500%, 04/01/35	58,181	63,895
4.500%, 07/01/39	320,352	351,306
4.500%, 09/01/39	172,158	189,267
4.500%, 10/01/39	101,257	111,062
4.500%, 12/01/39	162,766	178,510
4.500%, 05/01/42	276,513	303,588
5.000%, 09/01/33	247,419	276,813
5.000%, 03/01/34	59,265	66,795
5.000%, 04/01/34	44,083	49,213
5.000%, 08/01/35	62,926	70,088
5.000%, 10/01/35	128,739	144,487
5.000%, 11/01/35	107,204	119,350
5.000%, 12/01/36	70,545	78,764
5.000%, 07/01/39	519,889	575,798
5.500%, 12/01/33	259,207	298,427
5.500%, 01/01/34	189,075	215,192
5.500%, 04/01/34	44,141	50,206
5.500%, 11/01/34	39,456	44,917

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.500%, 12/01/34	53,154	59,827
5.500%, 05/01/35	34,319	38,781
5.500%, 09/01/35	57,760	64,775
5.500%, 10/01/35	67,454	77,207
6.000%, 04/01/34	107,479	124,851
6.000%, 07/01/34	36,242	41,584
6.000%, 08/01/34	308,506	357,924
6.000%, 09/01/34	4,737	5,405
6.000%, 07/01/35	54,308	62,951
6.000%, 08/01/35	62,652	72,642
6.000%, 11/01/35	118,348	137,253
6.000%, 03/01/36	43,926	50,120
6.000%, 10/01/36	43,928	50,934
6.000%, 03/01/37	7,981	9,105
6.000%, 05/01/37	69,858	81,219
6.000%, 06/01/37	73,207	84,921
6.500%, 05/01/34	22,511	25,790
6.500%, 06/01/34	72,612	83,635
6.500%, 08/01/34	90,824	104,050
6.500%, 10/01/34	92,674	108,105
6.500%, 11/01/34	45,009	51,564
6.500%, 05/01/37	73,497	87,245
6.500%, 07/01/37	104,437	125,028
Freddie Mac Multifamily Structured Pass-Through Certificates 1.869%, 11/25/19	363,000	368,704
2.412%, 08/25/18	453,699	462,140
2.456%, 08/25/19	330,000	339,457
2.510%, 11/25/22	415,000	433,261
2.670%, 12/25/24	507,000	532,944
2.673%, 03/25/26	300,000	313,887
2.682%, 10/25/22	620,000	653,486
2.716%, 06/25/22	346,271	365,614
2.791%, 01/25/22	474,000	501,537
3.111%, 02/25/23	695,000	749,704
3.154%, 02/25/18	110,297	112,667
3.171%, 10/25/24	424,000	461,170
3.250%, 04/25/23 (d)	803,000	873,683
3.320%, 02/25/23 (d)	186,000	203,027
3.458%, 08/25/23 (d)	835,000	920,246
5.085%, 03/25/19	1,226,000	1,326,956
Ginnie Mae I 30 Yr. Pool 3.000%, 02/15/43	524,838	553,963
3.500%, 12/15/41	384,201	413,508
3.500%, 02/15/42	164,664	175,170
4.500%, 09/15/33	103,331	114,935
4.500%, 11/15/39	329,894	364,628
4.500%, 03/15/40	368,470	417,166
4.500%, 04/15/40	468,595	518,274
4.500%, 06/15/40	192,576	214,984
5.000%, 03/15/34	39,048	43,967
5.000%, 06/15/34	86,836	97,716
5.000%, 12/15/34	37,157	41,823
5.000%, 06/15/35	10,574	11,787
5.500%, 11/15/32	153,015	173,964

MSF-193

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 5.500%, 08/15/33	270,383	$305,608
5.500%, 12/15/33	168,394	192,798
5.500%, 09/15/34	128,793	147,470
5.500%, 10/15/35	31,687	35,815
6.000%, 12/15/28	41,573	48,374
6.000%, 12/15/31	35,064	40,208
6.000%, 03/15/32	3,631	4,160
6.000%, 10/15/32	167,731	196,871
6.000%, 01/15/33	33,647	38,596
6.000%, 02/15/33	1,809	2,095
6.000%, 04/15/33	182,108	213,798
6.000%, 08/15/33	1,542	1,778
6.000%, 07/15/34	121,410	143,197
6.000%, 09/15/34	42,485	48,671
6.000%, 01/15/38	174,752	207,881
Ginnie Mae II 30 Yr. Pool 3.000%, 06/20/43	655,379	689,764
3.000%, 07/20/43	488,296	513,894
3.500%, 06/20/43	933,901	995,627
3.500%, 07/20/43	1,182,216	1,260,455
3.500%, 12/20/45	687,730	730,872
4.000%, 01/20/41	1,181,553	1,273,739
4.000%, 02/20/41	295,684	318,754
4.000%, 04/20/41	222,048	239,352
4.000%, 02/20/42	307,297	330,406
4.500%, 07/20/33	21,433	23,339
4.500%, 09/20/33	13,178	14,327
4.500%, 12/20/34	10,093	10,983
4.500%, 03/20/35	52,898	57,508
4.500%, 01/20/41	306,324	335,982
5.000%, 07/20/33	44,521	50,023
6.000%, 01/20/35	48,063	56,564
6.000%, 02/20/35	24,265	28,623
6.000%, 04/20/35	40,759	48,087

		99,413,469

Federal Agencies—0.1%
Financing Corp. 9.650%, 11/02/18	430,000	507,931

U.S. Treasury—11.8%
U.S. Treasury Bonds 2.875%, 05/15/43	22,942,400	25,544,940
4.500%, 02/15/36	1,512,000	2,127,904
4.500%, 08/15/39	2,514,000	3,563,497
5.000%, 05/15/37	232,000	347,592
5.250%, 02/15/29	16,000	22,247
5.375%, 02/15/31	276,000	402,669
6.250%, 08/15/23	80,000	105,487
U.S. Treasury Notes 0.750%, 06/30/17	1,080,000	1,081,179
1.000%, 06/30/19	16,589,000	16,652,503
1.375%, 02/29/20	798,000	808,443
2.500%, 08/15/23	7,449,000	7,980,032

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.750%, 02/15/19	2,524,100	2,638,472
3.125%, 05/15/19	6,086,000	6,443,790
3.125%, 05/15/21	3,504,000	3,812,517
3.500%, 05/15/20	25,140,000	27,344,652
3.750%, 11/15/18	2,067,000	2,194,895
4.750%, 08/15/17	2,444,000	2,530,305

		103,601,124

Total U.S. Treasury & Government Agencies (Cost $193,017,638)		203,522,524

Corporate Bonds & Notes—12.2%

Agriculture—0.3%
Imperial Brands Finance plc 2.950%, 07/21/20 (144A) (e)	828,000	854,883
Reynolds American, Inc. 4.450%, 06/12/25 (b)	1,823,000	2,033,968

		2,888,851

Auto Manufacturers—0.3%
General Motors Financial Co., Inc. 3.200%, 07/06/21	776,000	785,530
5.250%, 03/01/26	391,000	429,429
Toyota Motor Credit Corp. 3.400%, 09/15/21	880,000	948,715
Volkswagen International Finance NV 2.375%, 03/22/17 (144A)	857,000	860,418

		3,024,092

Banks—2.5%
ABN AMRO Bank NV 4.800%, 04/18/26 (144A)	800,000	848,501
Banco de Credito del Peru 5.375%, 09/16/20	835,000	920,587
Bank of America Corp. 4.100%, 07/24/23	1,270,000	1,372,973
4.125%, 01/22/24	1,973,000	2,139,711
5.490%, 03/15/19	196,000	211,767
7.625%, 06/01/19	710,000	814,802
Bank One Corp. 8.000%, 04/29/27	100,000	136,337
BBVA Bancomer S.A. 6.750%, 09/30/22 (144A)	810,000	905,175
BNP Paribas S.A. 7.195%, 06/25/37 (144A) (b) (d)	500,000	562,500
BPCE S.A. 12.500%, 09/30/19 (144A) (d)	922,000	1,167,584
Citigroup, Inc. 2.500%, 09/26/18	580,000	589,204
Credit Suisse AG 6.500%, 08/08/23 (144A)	396,000	429,165
Discover Bank 4.200%, 08/08/23	510,000	548,869

MSF-194

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
ING Bank NV 5.800%, 09/25/23 (144A)	1,076,000	$1,202,739
JPMorgan Chase & Co. 6.300%, 04/23/19	1,210,000	1,347,941
KFW 4.875%, 06/17/19	1,290,000	1,419,676
Mitsubishi UFJ Financial Group, Inc. 3.850%, 03/01/26	784,000	850,355
Morgan Stanley 3.875%, 04/29/24	1,081,000	1,156,118
4.000%, 07/23/25	396,000	425,842
6.625%, 04/01/18	1,343,000	1,438,998
PNC Financial Services Group, Inc. (The) 5.625%, 02/01/17	1,080,000	1,095,540
Royal Bank of Scotland Group plc 3.875%, 09/12/23	1,128,000	1,109,944
Swedbank AB 2.125%, 09/29/17 (144A)	231,000	232,692
UBS Group Funding Jersey, Ltd. 4.125%, 04/15/26 (144A) (e)	838,000	881,143

		21,808,163

Beverages—0.5%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	1,171,000	1,257,654
Anheuser-Busch InBev Worldwide, Inc. 8.000%, 11/15/39	1,020,000	1,628,222
Diageo Capital plc 2.625%, 04/29/23	1,020,000	1,049,989

		3,935,865

Biotechnology—0.3%
Celgene Corp. 2.875%, 08/15/20	504,000	521,379
Gilead Sciences, Inc. 3.500%, 02/01/25	1,880,000	1,991,347
3.700%, 04/01/24	312,000	335,876

		2,848,602

Commercial Services—0.2%
ERAC USA Finance LLC 7.000%, 10/15/37 (144A)	1,115,000	1,520,683

Computers—0.2%
Apple, Inc. 2.850%, 02/23/23	1,176,000	1,237,988
3.850%, 05/04/43	370,000	378,136

		1,616,124

Diversified Financial Services—0.3%
GE Capital International Funding Co. 3.373%, 11/15/25	358,000	387,362
Intercontinental Exchange, Inc. 2.750%, 12/01/20	301,000	312,509
4.000%, 10/15/23	832,000	914,055

Diversified Financial Services—(Continued)
Visa, Inc. 3.150%, 12/14/25	1,192,000	1,259,146

		2,873,072

Electric—1.1%
Berkshire Hathaway Energy Co. 3.750%, 11/15/23	440,000	480,334
Duke Energy Corp. 2.650%, 09/01/26	131,000	128,546
Exelon Corp. 3.400%, 04/15/26	1,137,000	1,183,416
Midamerican Funding LLC 6.927%, 03/01/29	699,000	978,785
Oncor Electric Delivery Co. LLC 7.000%, 09/01/22	795,000	1,007,276
Pacific Gas & Electric Co. 4.600%, 06/15/43	880,000	1,018,200
PPL Capital Funding, Inc. 3.400%, 06/01/23	880,000	929,413
5.000%, 03/15/44	296,000	333,618
Progress Energy, Inc. 3.150%, 04/01/22	1,083,000	1,134,380
Southern Co. (The) 3.250%, 07/01/26	1,295,000	1,341,290
State Grid Overseas Investment, Ltd. 2.750%, 05/07/19 (144A) (e)	778,000	800,075
W3A Funding Corp. 8.090%, 01/02/17	244,260	244,258

		9,579,591

Food—0.2%
J.M. Smucker Co. (The) 3.500%, 03/15/25	580,000	621,161
Kraft Heinz Foods Co. 3.500%, 06/06/22	412,000	437,752
WM Wrigley Jr. Co. 2.400%, 10/21/18 (144A)	248,000	252,029

		1,310,942

Healthcare-Products—0.5%
Becton Dickinson & Co. 2.675%, 12/15/19	596,000	615,495
6.375%, 08/01/19	1,110,000	1,252,486
Medtronic, Inc. 4.375%, 03/15/35	946,000	1,071,990
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	245,000	243,143
Zimmer Biomet Holdings, Inc. 3.550%, 04/01/25	1,222,000	1,259,451

		4,442,565

Healthcare-Services—0.5%
Aetna, Inc. 3.200%, 06/15/26	1,132,000	1,150,933

MSF-195

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Anthem, Inc. 3.300%, 01/15/23	600,000	$628,800
Laboratory Corp. of America Holdings 3.200%, 02/01/22	850,000	885,221
UnitedHealth Group, Inc. 3.750%, 07/15/25	1,303,000	1,430,902

		4,095,856

Household Products/Wares—0.1%
Reckitt Benckiser Treasury Services plc 3.625%, 09/21/23 (144A)	1,070,000	1,150,341

Housewares—0.1%
Newell Brands, Inc. 3.850%, 04/01/23	914,000	972,922

Insurance—0.6%
American International Group, Inc. 4.125%, 02/15/24	750,000	808,139
4.875%, 06/01/22	1,770,000	1,991,503
Berkshire Hathaway, Inc. 3.125%, 03/15/26	390,000	409,913
Liberty Mutual Group, Inc. 4.250%, 06/15/23 (144A)	578,000	625,285
Marsh & McLennan Cos., Inc. 4.800%, 07/15/21	920,000	1,027,449
ZFS Finance USA Trust V 6.500%, 05/09/37 (144A) (d)	491,000	495,640

		5,357,929

Internet—0.1%
Baidu, Inc. 3.500%, 11/28/22	1,110,000	1,168,423

Media—0.4%
21st Century Fox America, Inc. 8.500%, 02/23/25	722,000	975,000
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25 (144A)	523,000	576,898
Grupo Televisa S.A.B. 5.000%, 05/13/45	318,000	303,296
Time Warner Entertainment Co. L.P. 8.375%, 07/15/33	1,240,000	1,688,546

		3,543,740

Mining—0.1%
Freeport-McMoRan, Inc. 3.875%, 03/15/23	1,010,000	906,394

Miscellaneous Manufacturing—0.1%
General Electric Co. 1.285%, 01/09/20 (d)	633,000	637,332
3.100%, 01/09/23	138,000	146,607

		783,939

Multi-National—0.1%
Asian Development Bank 1.125%, 03/15/17	574,000	574,725

Oil & Gas—1.2%
Anadarko Petroleum Corp. 6.375%, 09/15/17	68,000	70,893
BP Capital Markets plc 4.500%, 10/01/20	306,000	336,416
4.742%, 03/11/21	847,000	953,271
Chevron Corp. 0.987%, 11/15/17 (d)	1,696,000	1,697,806
CNOOC Finance, Ltd. 3.875%, 05/02/22 (144A)	1,010,000	1,085,708
Petro-Canada 6.050%, 05/15/18	1,664,000	1,778,019
Petroleos Mexicanos 3.125%, 01/23/19	352,000	355,168
Shell International Finance B.V. 3.750%, 09/12/46	397,000	391,930
Statoil ASA 7.750%, 06/15/23	100,000	131,261
Total Capital International S.A. 1.550%, 06/28/17	684,000	685,951
3.750%, 04/10/24	910,000	1,003,468
Valero Energy Corp. 3.400%, 09/15/26	1,741,000	1,729,400

		10,219,291

Pharmaceuticals—0.6%
AbbVie, Inc. 3.600%, 05/14/25	584,000	610,433
Actavis Funding SCS 3.800%, 03/15/25	463,000	490,018
4.850%, 06/15/44	537,000	590,676
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	1,498,000	1,506,058
Teva Pharmaceutical Finance IV B.V. 3.650%, 11/10/21	572,000	607,517
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/01/26	1,256,000	1,261,810

		5,066,512

Pipelines—0.6%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	1,228,000	1,270,818
Enterprise Products Operating LLC 6.500%, 01/31/19	908,000	1,007,173
Kinder Morgan Energy Partners L.P. 4.150%, 02/01/24	691,000	705,143
7.750%, 03/15/32	625,000	750,666
Spectra Energy Capital LLC 8.000%, 10/01/19	1,253,000	1,446,067

		5,179,867

MSF-196

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.1%
HCP, Inc. 5.375%, 02/01/21	734,000	$822,266

Retail—0.3%
CVS Health Corp. 3.875%, 07/20/25	1,094,000	1,190,948
Home Depot, Inc. (The) 5.950%, 04/01/41	278,000	382,297
Walgreens Boots Alliance, Inc. 3.300%, 11/18/21	836,000	884,054
4.500%, 11/18/34	426,000	452,717

		2,910,016

Sovereign—0.2%
Temasek Financial I, Ltd. 2.375%, 01/23/23 (144A)	1,790,000	1,831,988

Telecommunications—0.7%
AT&T, Inc. 3.000%, 06/30/22	838,000	861,555
3.400%, 05/15/25	838,000	860,968
Crown Castle Towers LLC 4.883%, 08/15/20 (144A)	370,000	404,390
6.113%, 01/15/20 (144A)	711,000	787,965
Rogers Communications, Inc. 6.800%, 08/15/18	1,483,000	1,625,328
Verizon Communications, Inc. 5.050%, 03/15/34	1,024,000	1,150,948
6.400%, 09/15/33	320,000	414,607

		6,105,761

Total Corporate Bonds & Notes (Cost $99,824,860)		106,538,520

Mortgage-Backed Securities—1.8%

Collateralized Mortgage Obligations—0.0%
BlackRock Capital Finance L.P. 7.750%, 09/25/26 (144A) (e)	19,425	3,854

Commercial Mortgage-Backed Securities—1.8%
Commercial Mortgage Trust 3.708%, 07/10/48	1,300,833	1,417,607
5.475%, 03/10/39	3,025,000	3,049,943
Credit Suisse Commercial Mortgage Trust 5.695%, 09/15/40 (d)	1,190,450	1,217,759
CSAIL Commercial Mortgage Trust 3.504%, 06/15/57	738,578	794,326
General Electric Capital Assurance Co. 5.743%, 05/12/35 (144A) (d) (e)	20,732	22,282
GS Mortgage Securities Corp. II 3.382%, 05/10/50	1,387,991	1,480,782
JPMBB Commercial Mortgage Securities Trust 3.494%, 01/15/48	1,590,000	1,708,992
JPMorgan Chase Commercial Mortgage Securities Trust 5.940%, 06/15/49 (d)	2,075,601	2,104,163

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital I, Inc. 1.242%, 11/15/30 (144A) (d) (f)	1,079,925	12,655
Wachovia Bank Commercial Mortgage Trust 5.889%, 06/15/49 (d)	1,131,867	1,150,496
6.158%, 02/15/51 (d)	1,279,199	1,295,076
Wells Fargo Commercial Mortgage Trust 3.540%, 05/15/48	1,410,327	1,514,261

		15,768,342

Total Mortgage-Backed Securities (Cost $15,738,389)		15,772,196

Asset-Backed Securities—1.0%

Asset-Backed - Automobile—0.3%
Chesapeake Funding II LLC 1.448%, 06/15/28 (144A) (d) (e)	1,216,000	1,222,565
Ford Credit Auto Owner Trust 2.260%, 11/15/25 (144A)	550,000	560,692
2.310%, 04/15/26 (144A)	425,000	434,512

		2,217,769

Asset-Backed - Home Equity—0.1%
Bayview Financial Revolving Asset Trust 2.124%, 12/28/40 (144A) (d) (e)	717,997	521,673
GMAC Home Equity Loan Trust 5.805%, 10/25/36 (d)	232,556	224,182
Home Equity Loan Trust 5.320%, 12/25/35 (d)	505,877	431,713

		1,177,568

Asset-Backed - Other—0.6%
American Tower Trust I 3.070%, 03/15/48 (144A)	1,000,000	1,041,615
Atrium CDO Corp. 1.421%, 11/16/22 (144A) (d) (e)	278,017	277,713
Cent CLO, Ltd. 2.057%, 01/30/25 (144A) (d)	831,000	829,188
Dryden XXVI Senior Loan Fund 1.780%, 07/15/25 (144A) (d)	1,068,000	1,059,645
Fortress Credit BSL, Ltd. 1.868%, 01/19/25 (144A) (d)	716,478	712,648
Small Business Administration Participation Certificates 4.350%, 07/01/23	209,417	220,880
4.770%, 04/01/24	13,744	14,652
4.950%, 03/01/25	75,045	81,063
4.990%, 09/01/24	40,260	43,295
5.110%, 08/01/25	106,905	115,951
5.180%, 05/01/24	22,259	23,935
5.520%, 06/01/24	52,804	57,301
Voya CLO, Ltd. 1.865%, 04/25/25 (144A) (d)	970,000	967,828

		5,445,714

Total Asset-Backed Securities (Cost $8,974,835)		8,841,051

MSF-197

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Convertible Preferred Stocks—0.6%

Security Description	Shares/ Principal Amount*	Value

Diversified Telecommunication Services—0.1%
Frontier Communications Corp. 11.125%, 06/29/18	5,512	$462,512

Electric Utilities—0.2%
Exelon Corp. 6.500%, 06/01/17	37,363	1,746,347

Food Products—0.2%
Tyson Foods, Inc. 4.750%, 07/15/17	17,900	1,465,294

Pharmaceuticals—0.1%
Allergan plc 5.500%, 03/01/18	1,285	1,055,794

Total Convertible Preferred Stocks (Cost $4,305,730)		4,729,947

Municipals—0.2%
New Jersey State Turnpike Authority, Build America Bonds 7.414%, 01/01/40 (Cost $1,092,733)	1,050,000	1,644,111

Foreign Government—0.1%

Sovereign—0.1%
Mexico Government International Bonds 4.750%, 03/08/44 (Cost $896,784)	909,000	941,951

Short-Term Investment—1.8%

Commercial Paper—1.8%
GE Capital Treasury Services U.S. LLC 0.230%, 10/03/16 (g)	15,676,000	15,675,704

Total Short-Term Investments (Cost $15,675,704)		15,675,704

Securities Lending Reinvestments (h)—0.9%

Certificates of Deposit—0.0%
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	100,000	100,000
Standard Chartered Bank New York 0.910%, 12/16/16	35,000	35,003
Swedbank 0.350%, 10/03/16	100,000	100,000

		235,003

Repurchase Agreements—0.9%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $800,062 on 10/03/16, collateralized by $756,012 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $816,000.	800,000	800,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $800,056 on 10/03/16, collateralized by $785,379 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $816,001.	800,000	800,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $1,000,042 on 10/03/16, collateralized by $972,192 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $1,020,000.	1,000,000	1,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $1,000,038 on 10/03/16, collateralized by $788,800 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $1,020,014.	1,000,000	1,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $800,063 on 10/03/16, collateralized by $763,743 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $816,341.	800,000	800,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $56,731 on 10/03/16, collateralized by $46,868 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $57,863.	56,728	56,728
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $1,000,058 on 10/03/16, collateralized by $1,599,561 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $1,020,060.	1,000,000	1,000,000

MSF-198

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $300,022 on 10/04/16, collateralized by $288,532 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $306,000.	300,000	$300,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $1,000,043 on 10/03/16, collateralized by $1,411,875 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $1,020,000.	1,000,000	1,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,400,054 on 10/03/16, collateralized by $1,310,652 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,428,029.	1,400,000	1,400,000

		8,156,728

Time Deposits—0.0%
ANZ London 0.420%, 10/03/16	28,066	28,066
Den Norske Bank, Oslo 0.400%, 10/03/16	100,000	100,000
Royal Bank of Canada 0.280%, 10/03/16	100,000	100,000

		228,066

Total Securities Lending Reinvestments (Cost $8,619,794)		8,619,797

Total Investments—101.0% (Cost $755,602,783) (i)		882,115,500
Other assets and liabilities (net)—(1.0)%		(8,391,458)

Net Assets—100.0%		$873,724,042

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $8,396,804 and the collateral received consisted of cash in the amount of $8,619,794. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(e)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $4,584,188, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(f)	Interest only security.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(i)	As of September 30, 2016, the aggregate cost of investments was $755,602,783. The aggregate unrealized appreciation and depreciation of investments were $136,769,339 and $(10,256,622), respectively, resulting in net unrealized appreciation of $126,512,717.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $26,413,490, which is 3.0% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Atrium CDO Corp., 1.421%, 11/16/22	02/03/16	$278,017	$277,004	$277,713
Bayview Financial Revolving Asset Trust, 2.124%, 12/28/40	03/01/06	717,997	717,997	521,673
BlackRock Capital Finance L.P., 7.750%, 09/25/26	05/01/06	19,425	18,720	3,854
Chesapeake Funding II LLC, 1.448%, 06/15/28	06/14/16	1,216,000	1,216,000	1,222,565
General Electric Capital Assurance Co., 5.743%, 05/12/35	09/23/03	20,732	20,836	22,282
Imperial Brands Finance plc, 2.950%, 07/21/20	07/21/15	828,000	821,051	854,883
State Grid Overseas Investment, Ltd., 2.750%, 05/07/19	05/07/14	778,000	774,135	800,075
UBS Group Funding Jersey, Ltd., 4.125%, 04/15/26	03/29/16	838,000	836,222	881,143

				$4,584,188

MSF-199

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,938,546	$—	$—	$17,938,546
Air Freight & Logistics	3,750,611	—	—	3,750,611
Airlines	3,893,043	—	—	3,893,043
Auto Components	10,185,097	—	—	10,185,097
Automobiles	2,153,728	2,758,478	—	4,912,206
Banks	45,852,677	2,687,574	—	48,540,251
Beverages	2,864,573	3,163,844	—	6,028,417
Biotechnology	1,641,305	—	—	1,641,305
Building Products	3,725,341	—	—	3,725,341
Capital Markets	25,102,496	1,311,957	—	26,414,453
Chemicals	15,340,850	—	—	15,340,850
Commercial Services & Supplies	725,657	—	—	725,657
Communications Equipment	6,830,603	—	—	6,830,603
Consumer Finance	4,754,945	—	—	4,754,945
Containers & Packaging	914,239	—	—	914,239
Distributors	1,207,342	—	—	1,207,342
Diversified Telecommunication Services	11,966,122	800,955	—	12,767,077
Electric Utilities	11,341,004	815,427	—	12,156,431
Electrical Equipment	2,860,882	—	—	2,860,882
Energy Equipment & Services	2,993,210	—	—	2,993,210
Equity Real Estate Investment Trusts	4,594,247	—	—	4,594,247
Food & Staples Retailing	8,672,582	606,713	—	9,279,295
Food Products	13,102,760	7,574,846	—	20,677,606
Health Care Equipment & Supplies	22,745,400	—	—	22,745,400
Health Care Providers & Services	5,526,150	—	—	5,526,150
Hotels, Restaurants & Leisure	2,719,121	—	—	2,719,121
Household Durables	348,609	—	—	348,609
Household Products	3,464,053	1,027,473	—	4,491,526
Industrial Conglomerates	13,382,856	—	—	13,382,856
Insurance	29,259,643	2,848,008	—	32,107,651
Internet & Direct Marketing Retail	4,667,166	—	—	4,667,166
Internet Software & Services	6,075,365	—	—	6,075,365
IT Services	22,775,516	—	—	22,775,516
Life Sciences Tools & Services	5,884,902	—	—	5,884,902
Machinery	14,446,731	—	—	14,446,731
Media	23,540,389	—	—	23,540,389
Metals & Mining	—	2,239,141	—	2,239,141

MSF-200

Metropolitan Series Fund

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Mortgage Real Estate Investment Trusts	$1,823,442	$—	$—	$1,823,442
Multi-Utilities	982,480	1,117,566	—	2,100,046
Multiline Retail	7,219,803	—	—	7,219,803
Oil, Gas & Consumable Fuels	28,527,553	2,752,537	—	31,280,090
Personal Products	1,512,294	—	—	1,512,294
Pharmaceuticals	34,226,134	3,689,748	—	37,915,882
Professional Services	423,254	—	—	423,254
Road & Rail	3,690,446	—	—	3,690,446
Semiconductors & Semiconductor Equipment	11,207,311	—	—	11,207,311
Software	7,000,735	—	—	7,000,735
Specialty Retail	4,112,419	—	—	4,112,419
Technology Hardware, Storage & Peripherals	2,318,980	—	—	2,318,980
Textiles, Apparel & Luxury Goods	419,756	—	—	419,756
Tobacco	20,276,943	661,852	—	20,938,795
Trading Companies & Distributors	437,744	—	—	437,744
Wireless Telecommunication Services	—	346,525	—	346,525
Total Common Stocks	481,427,055	34,402,644	—	515,829,699
Total U.S. Treasury & Government Agencies*	—	203,522,524	—	203,522,524
Total Corporate Bonds & Notes*	—	106,538,520	—	106,538,520
Total Mortgage-Backed Securities*	—	15,772,196	—	15,772,196
Total Asset-Backed Securities*	—	8,841,051	—	8,841,051
Total Convertible Preferred Stocks*	4,729,947	—	—	4,729,947
Total Municipals	—	1,644,111	—	1,644,111
Total Foreign Government*	—	941,951	—	941,951
Total Short-Term Investment*	—	15,675,704	—	15,675,704
Securities Lending Reinvestments
Certificates of Deposit	—	235,003	—	235,003
Repurchase Agreements	—	8,156,728	—	8,156,728
Time Deposits	—	228,066	—	228,066
Total Securities Lending Reinvestments	—	8,619,797	—	8,619,797
Total Investments	$486,157,002	$395,958,498	$—	$882,115,500

Collateral for Securities Loaned (Liability)	$—	$(8,619,794)	$—	$(8,619,794)

*	See Schedule of Investments for additional detailed categorizations.

MSF-201

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.9%
Lockheed Martin Corp.	164,245	$39,372,811
Northrop Grumman Corp.	137,498	29,417,697
Rockwell Collins, Inc.	110,512	9,320,582
United Technologies Corp.	415,178	42,182,085

		120,293,175

Air Freight & Logistics—1.4%
United Parcel Service, Inc. - Class B	391,580	42,823,189

Auto Components—3.0%
Delphi Automotive plc	366,363	26,129,009
Johnson Controls International plc	1,408,976	65,559,653

		91,688,662

Automobiles—0.5%
Harley-Davidson, Inc. (a)	275,095	14,467,246

Banks—11.7%
BB&T Corp.	161,933	6,108,113
Citigroup, Inc.	884,962	41,796,755
JPMorgan Chase & Co.	2,019,860	134,502,478
PNC Financial Services Group, Inc. (The)	360,879	32,511,589
U.S. Bancorp	1,317,346	56,500,970
Wells Fargo & Co.	1,958,743	86,733,140

		358,153,045

Beverages—1.1%
Diageo plc	1,200,180	34,412,846

Capital Markets—7.0%
Bank of New York Mellon Corp. (The)	788,859	31,459,697
BlackRock, Inc.	79,213	28,711,544
Franklin Resources, Inc.	705,265	25,086,276
Goldman Sachs Group, Inc. (The)	326,496	52,654,010
Moody’s Corp.	140,428	15,205,544
Nasdaq, Inc.	448,450	30,288,313
S&P Global, Inc.	55,903	7,075,084
State Street Corp.	353,124	24,588,024

		215,068,492

Chemicals—3.1%
E.I. du Pont de Nemours & Co.	362,387	24,269,057
Monsanto Co.	113,974	11,648,143
PPG Industries, Inc.	569,059	58,817,938

		94,735,138

Consumer Finance—0.8%
American Express Co.	396,265	25,376,811

Containers & Packaging—0.5%
Crown Holdings, Inc. (b)	281,158	16,051,310

Diversified Telecommunication Services—1.5%
Verizon Communications, Inc.	914,501	47,535,762

Electric Utilities—1.0%
Duke Energy Corp.	318,328	25,478,973
Xcel Energy, Inc.	161,554	6,646,332

		32,125,305

Electrical Equipment—1.0%
Eaton Corp. plc	459,739	30,209,450

Energy Equipment & Services—1.3%
National Oilwell Varco, Inc.	207,568	7,626,049
Schlumberger, Ltd.	427,966	33,655,246

		41,281,295

Food & Staples Retailing—1.6%
CVS Health Corp.	541,193	48,160,765

Food Products—4.8%
Archer-Daniels-Midland Co.	574,242	24,215,785
Danone S.A.	249,743	18,524,030
General Mills, Inc.	604,838	38,637,051
J.M. Smucker Co. (The)	130,414	17,676,314
Mead Johnson Nutrition Co.	8,749	691,259
Nestle S.A.	615,444	48,493,065

		148,237,504

Health Care Equipment & Supplies—5.3%
Abbott Laboratories	868,946	36,747,726
Danaher Corp.	437,161	34,269,051
Medtronic plc	802,821	69,363,735
St. Jude Medical, Inc.	301,120	24,017,331

		164,397,843

Health Care Providers & Services—1.7%
Cigna Corp.	119,039	15,513,162
Express Scripts Holding Co. (b)	266,347	18,785,454
McKesson Corp.	102,793	17,140,733

		51,439,349

Household Durables—0.2%
Newell Brands, Inc.	116,622	6,141,315

Household Products—0.5%
Procter & Gamble Co. (The)	168,336	15,108,156

Industrial Conglomerates—4.0%
3M Co.	362,793	63,935,011
Honeywell International, Inc.	502,619	58,600,349

		122,535,360

Insurance—7.6%
Aon plc	432,115	48,608,616
Chubb, Ltd.	544,202	68,378,981
Prudential Financial, Inc.	502,331	41,015,326
Travelers Cos., Inc. (The)	655,530	75,090,962

		233,093,885

MSF-202

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—5.4%
Accenture plc - Class A	700,388	$85,566,402
Amdocs, Ltd.	107,827	6,237,792
Cognizant Technology Solutions Corp. - Class A (b)	211,616	10,096,199
Fidelity National Information Services, Inc.	374,977	28,884,478
Fiserv, Inc. (b)	134,490	13,377,720
International Business Machines Corp.	136,830	21,735,446

		165,898,037

Life Sciences Tools & Services—1.3%
Thermo Fisher Scientific, Inc.	245,518	39,052,093

Machinery—3.0%
Caterpillar, Inc.	85,347	7,576,253
Deere & Co. (a)	94,850	8,095,448
Illinois Tool Works, Inc.	236,437	28,334,610
Ingersoll-Rand plc	228,337	15,513,216
Pentair plc	224,827	14,442,886
Stanley Black & Decker, Inc.	138,490	17,031,500

		90,993,913

Media—4.1%
Comcast Corp. - Class A	584,649	38,785,615
Interpublic Group of Cos., Inc. (The)	270,206	6,039,104
Omnicom Group, Inc.	546,020	46,411,700
Time Warner, Inc.	333,581	26,556,383
Time, Inc.	31,229	452,196
Walt Disney Co. (The)	75,634	7,023,373

		125,268,371

Multiline Retail—0.7%
Target Corp.	319,601	21,950,197

Oil, Gas & Consumable Fuels—4.0%
Chevron Corp.	299,019	30,775,035
EOG Resources, Inc.	326,883	31,612,855
Exxon Mobil Corp.	385,978	33,688,160
Occidental Petroleum Corp.	387,073	28,225,363

		124,301,413

Personal Products—0.4%
Coty, Inc. (b)	208,528	4,837,850
Coty, Inc. - Class A (b)	286,130	6,724,055

		11,561,905

Pharmaceuticals—8.0%
Johnson & Johnson	939,142	110,940,845
Merck & Co., Inc.	759,442	47,396,775
Novartis AG	98,197	7,722,337
Pfizer, Inc.	2,145,903	72,681,735
Roche Holding AG	28,169	6,978,478

		245,720,170

Professional Services—0.2%
Equifax, Inc.	55,166	7,424,240

Road & Rail—1.3%
Canadian National Railway Co.	252,403	16,507,156
Union Pacific Corp.	229,564	22,389,377

		38,896,533

Semiconductors & Semiconductor Equipment—1.8%
Analog Devices, Inc.	108,240	6,976,068
Texas Instruments, Inc.	669,446	46,981,720

		53,957,788

Software—0.6%
Oracle Corp.	498,573	19,583,947

Specialty Retail—0.3%
Advance Auto Parts, Inc.	58,089	8,662,232

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc.	291,407	7,358,027

Tobacco—3.9%
Altria Group, Inc.	324,071	20,491,009
Philip Morris International, Inc.	1,021,654	99,325,202

		119,816,211

Wireless Telecommunication Services—0.2%
Vodafone Group plc	2,109,464	6,048,625

Total Common Stocks (Cost $2,308,292,299)		3,039,829,605

Short-Term Investment—0.6%

Commercial Paper—0.6%
GE Capital Treasury Services U.S. LLC 0.230%, 10/03/16 (c)	18,009,000	18,008,660

Total Short-Term Investments (Cost $18,008,660)		18,008,660

Securities Lending Reinvestments (d)—0.7%

Certificates of Deposit—0.1%
Abbey National Treasury Services 0.440%, 10/03/16	500,000	500,000
Bank of Nova Scotia 0.750%, 10/19/16	200,000	200,022
KBC Bank NV Zero Coupon, 12/27/16	400,000	399,444
National Bank of Canada 0.420%, 10/06/16	250,000	250,000
Norinchukin Bank 0.480%, 10/24/16	400,000	399,999

MSF-203

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Certificates of Deposit—(Continued)
Standard Chartered Bank New York 0.910%, 12/16/16	15,000	$15,001

		1,764,466

Commercial Paper—0.0%
Albion Capital Corp. 0.720%, 10/25/16	100,000	99,968
Charta, LLC 0.880%, 12/22/16	250,000	249,523
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	400,000	399,785

	749,276

Money Market Fund—0.0%
Dreyfus Treasury Cash Management Fund	1,000,000	1,000,000

Repurchase Agreements—0.5%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $700,054 on 10/03/16, collateralized by $661,510 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $714,000.	700,000	700,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $700,049 on 10/03/16, collateralized by $687,206 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $714,001.	700,000	700,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $3,000,125 on 10/03/16, collateralized by $2,916,577 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $3,060,000.	3,000,000	3,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $3,000,113 on 10/03/16, collateralized by $2,366,400 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $3,060,042.	3,000,000	3,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $600,047 on 10/03/16, collateralized by $572,807 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $612,256.	600,000	600,000

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $251,397 on 10/03/16, collateralized by $207,692 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $256,415.	251,387	251,387
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $3,500,204 on 10/03/16, collateralized by $5,598,463 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $3,570,208.	3,500,000	3,500,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $3,500,152 on 10/03/16, collateralized by $4,941,564 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $3,570,000.	3,500,000	3,500,000

		15,251,387

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	300,000	300,000
Canadian Imperial Bank 0.260%, 10/03/16	1,000,000	1,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	46,423	46,423
Royal Bank of Canada 0.280%, 10/03/16	47,858	47,858

		1,394,281

Total Securities Lending Reinvestments (Cost $20,159,016)		20,159,410

Total Investments—100.2% (Cost $2,346,459,975) (e)		3,077,997,675
Other assets and liabilities (net)—(0.2)%		(4,847,594)

Net Assets—100.0%		$3,073,150,081

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $19,839,908 and the collateral received consisted of cash in the amount of $20,159,065. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	The rate shown represents current yield to maturity.

MSF-204

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(e)	As of September 30, 2016, the aggregate cost of investments was $2,346,459,975. The aggregate unrealized appreciation and depreciation of investments were $771,856,507 and $(40,318,807), respectively, resulting in net unrealized appreciation of $731,537,700.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$120,293,175	$—	$—	$120,293,175
Air Freight & Logistics	42,823,189	—	—	42,823,189
Auto Components	91,688,662	—	—	91,688,662
Automobiles	14,467,246	—	—	14,467,246
Banks	358,153,045	—	—	358,153,045
Beverages	—	34,412,846	—	34,412,846
Capital Markets	215,068,492	—	—	215,068,492
Chemicals	94,735,138	—	—	94,735,138
Consumer Finance	25,376,811	—	—	25,376,811
Containers & Packaging	16,051,310	—	—	16,051,310
Diversified Telecommunication Services	47,535,762	—	—	47,535,762
Electric Utilities	32,125,305	—	—	32,125,305
Electrical Equipment	30,209,450	—	—	30,209,450
Energy Equipment & Services	41,281,295	—	—	41,281,295
Food & Staples Retailing	48,160,765	—	—	48,160,765
Food Products	81,220,409	67,017,095	—	148,237,504
Health Care Equipment & Supplies	164,397,843	—	—	164,397,843
Health Care Providers & Services	51,439,349	—	—	51,439,349
Household Durables	6,141,315	—	—	6,141,315
Household Products	15,108,156	—	—	15,108,156
Industrial Conglomerates	122,535,360	—	—	122,535,360
Insurance	233,093,885	—	—	233,093,885
IT Services	165,898,037	—	—	165,898,037
Life Sciences Tools & Services	39,052,093	—	—	39,052,093
Machinery	90,993,913	—	—	90,993,913
Media	125,268,371	—	—	125,268,371
Multiline Retail	21,950,197	—	—	21,950,197
Oil, Gas & Consumable Fuels	124,301,413	—	—	124,301,413

MSF-205

Metropolitan Series Fund

MFS Value Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Personal Products	$11,561,905	$—	$—	$11,561,905
Pharmaceuticals	231,019,355	14,700,815	—	245,720,170
Professional Services	7,424,240	—	—	7,424,240
Road & Rail	38,896,533	—	—	38,896,533
Semiconductors & Semiconductor Equipment	53,957,788	—	—	53,957,788
Software	19,583,947	—	—	19,583,947
Specialty Retail	8,662,232	—	—	8,662,232
Textiles, Apparel & Luxury Goods	7,358,027	—	—	7,358,027
Tobacco	119,816,211	—	—	119,816,211
Wireless Telecommunication Services	—	6,048,625	—	6,048,625
Total Common Stocks	2,917,650,224	122,179,381	—	3,039,829,605
Total Short-Term Investment*	—	18,008,660	—	18,008,660
Securities Lending Reinvestments
Certificates of Deposit	—	1,764,466	—	1,764,466
Commercial Paper	—	749,276	—	749,276
Money Market Fund	1,000,000	—	—	1,000,000
Repurchase Agreements	—	15,251,387	—	15,251,387
Time Deposits	—	1,394,281	—	1,394,281
Total Securities Lending Reinvestments	1,000,000	19,159,410	—	20,159,410
Total Investments	$2,918,650,224	$159,347,451	$—	$3,077,997,675

Collateral for Securities Loaned (Liability)	$—	$(20,159,065)	$—	$(20,159,065)

*	See Schedule of Investments for additional detailed categorizations.

MSF-206

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—95.1% of Net Assets

Security Description	Shares	Value

Australia—7.2%
AGL Energy, Ltd.	54,235	$792,102
Alumina, Ltd.	191,453	214,414
Amcor, Ltd.	95,202	1,106,846
AMP, Ltd.	234,994	953,196
APA Group	98,264	642,268
Aristocrat Leisure, Ltd.	41,217	499,934
ASX, Ltd.	16,055	593,357
Aurizon Holdings, Ltd.	157,842	568,430
AusNet Services	138,423	174,123
Australia & New Zealand Banking Group, Ltd.	237,205	5,036,049
Bank of Queensland, Ltd.	24,917	217,132
Bendigo & Adelaide Bank, Ltd.	35,779	295,500
BHP Billiton plc	172,349	2,596,080
BHP Billiton, Ltd.	257,180	4,448,649
Boral, Ltd.	61,162	316,985
Brambles, Ltd.	129,540	1,190,987
Caltex Australia, Ltd.	24,958	658,743
Challenger, Ltd.	44,035	343,596
CIMIC Group, Ltd.	8,428	186,335
Coca-Cola Amatil, Ltd.	42,510	334,049
Cochlear, Ltd.	5,478	593,758
Commonwealth Bank of Australia	137,934	7,670,288
Computershare, Ltd.	41,806	330,902
Crown Resorts, Ltd.	29,464	296,391
CSL, Ltd.	37,261	3,059,668
Dexus Property Group (REIT)	77,269	543,265
Domino’s Pizza Enterprises, Ltd.	4,938	266,583
DUET Group	178,971	344,542
Fortescue Metals Group, Ltd. (a)	125,869	479,492
Goodman Group (REIT)	139,425	778,718
GPT Group (The) (REIT)	140,241	544,193
Harvey Norman Holdings, Ltd.	44,837	178,934
Healthscope, Ltd.	134,432	318,449
Incitec Pivot, Ltd.	152,808	331,344
Insurance Australia Group, Ltd.	184,566	774,841
Lend Lease Group (REIT)	51,045	550,370
Macquarie Group, Ltd.	24,276	1,529,032
Medibank Private, Ltd.	199,900	380,206
Mirvac Group (REIT)	298,553	512,861
National Australia Bank, Ltd.	212,826	4,558,107
Newcrest Mining, Ltd.	60,310	1,001,799
Oil Search, Ltd.	104,563	572,077
Orica, Ltd.	26,176	305,340
Origin Energy, Ltd.	140,897	587,711
QBE Insurance Group, Ltd.	110,125	785,575
Ramsay Health Care, Ltd.	10,616	644,784
REA Group, Ltd.	4,158	180,247
Rio Tinto, Ltd.	34,042	1,350,087
Santos, Ltd.	164,725	463,179
Scentre Group (REIT)	417,733	1,505,885
Seek, Ltd.	22,233	265,526
Sonic Healthcare, Ltd.	32,696	552,217
South32, Ltd.	485,681	899,803
Stockland (REIT)	205,214	748,924
Suncorp Group, Ltd.	108,776	1,010,974
Sydney Airport	80,467	432,314
Tabcorp Holdings, Ltd.	54,472	208,448

Australia—(Continued)
Tatts Group, Ltd.	123,533	345,682
Telstra Corp., Ltd.	335,688	1,333,061
TPG Telecom, Ltd.	21,838	144,894
Transurban Group	159,204	1,388,147
Treasury Wine Estates, Ltd.	68,905	582,985
Vicinity Centres (REIT)	252,185	613,434
Vocus Communications, Ltd.	38,375	184,286
Wesfarmers, Ltd.	90,211	3,051,611
Westfield Corp. (REIT)	163,017	1,215,370
Westpac Banking Corp.	266,028	6,046,967
Woodside Petroleum, Ltd.	60,391	1,327,527
Woolworths, Ltd.	104,896	1,873,677

		74,833,250

Austria—0.2%
Andritz AG	6,601	359,449
Erste Group Bank AG (b)	25,311	749,939
OMV AG	12,416	357,511
Voestalpine AG	9,525	329,437

		1,796,336

Belgium—1.3%
Ageas	15,573	568,168
Anheuser-Busch InBev S.A.	64,323	8,447,306
Colruyt S.A. (a)	5,430	301,206
Groupe Bruxelles Lambert S.A.	5,864	520,080
KBC Groep NV (b)	21,770	1,267,783
Proximus	14,232	424,778
Solvay S.A.	5,735	663,055
Telenet Group Holding NV (b)	4,184	218,313
UCB S.A.	9,619	744,041
Umicore S.A.	8,519	534,497

		13,689,227

Denmark—1.7%
AP Moeller - Maersk A/S - Class A	274	386,259
AP Moeller - Maersk A/S - Class B	566	832,774
Carlsberg A/S - Class B	9,405	898,795
Chr Hansen Holding A/S	7,473	444,350
Coloplast A/S - Class B	9,594	744,203
Danske Bank A/S	58,351	1,709,299
DSV A/S	16,462	822,310
Genmab A/S (b)	4,236	726,119
ISS A/S	13,228	550,506
Novo Nordisk A/S - Class B	153,669	6,404,576
Novozymes A/S - B Shares	17,609	774,645
Pandora A/S	9,197	1,115,508
TDC A/S (b)	59,338	349,968
Tryg A/S	8,735	175,835
Vestas Wind Systems A/S	17,209	1,422,214
William Demant Holding A/S (b)	9,405	192,040

		17,549,401

Finland—1.0%
Elisa Oyj	13,058	481,746

MSF-207

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Fortum Oyj	39,670	$641,045
Kone Oyj - Class B	26,344	1,337,206
Metso Oyj	7,511	219,192
Neste Oyj	9,073	386,828
Nokia Oyj	468,997	2,719,444
Nokian Renkaat Oyj	10,639	387,954
Orion Oyj - Class B	9,644	380,290
Sampo Oyj - A Shares	35,348	1,572,973
Stora Enso Oyj - R Shares	40,497	359,732
UPM-Kymmene Oyj	42,203	891,573
Wartsila Oyj Abp	12,999	585,314

		9,963,297

France—8.9%
Accor S.A.	13,973	554,468
Aeroports de Paris	2,209	219,153
Air Liquide S.A.	31,703	3,398,334
Alstom S.A. (b)	13,067	345,751
Arkema S.A.	5,073	469,441
Atos SE	7,084	763,619
AXA S.A.	155,873	3,317,721
BNP Paribas S.A.	84,745	4,358,972
Bollore S.A.	61,600	214,255
Bouygues S.A.	14,921	494,579
Bureau Veritas S.A.	19,643	421,518
Cap Gemini S.A.	13,915	1,363,293
Carrefour S.A.	46,421	1,202,458
Casino Guichard Perrachon S.A.	4,364	212,043
Christian Dior SE	4,654	834,270
Cie de St-Gobain	40,023	1,728,618
Cie Generale des Etablissements Michelin	14,364	1,589,003
CNP Assurances	10,520	176,804
Credit Agricole S.A.	81,041	799,918
Danone S.A.	47,151	3,498,704
Dassault Systemes S.A.	10,162	881,971
Edenred	20,034	468,633
Eiffage S.A.	4,533	352,314
Electricite de France S.A.	17,389	211,637
Engie S.A. (a)	120,464	1,866,855
Essilor International S.A.	16,817	2,169,655
Eurazeo S.A.	2,479	143,864
Eutelsat Communications S.A.	14,990	310,467
Fonciere Des Regions (REIT)	3,163	294,888
Gecina S.A. (REIT)	3,255	512,006
Groupe Eurotunnel SE	32,808	354,825
Hermes International	2,256	918,234
ICADE (REIT)	3,450	269,188
Iliad S.A.	2,335	490,177
Imerys S.A.	2,253	162,777
Ingenico Group S.A.	4,093	357,720
JCDecaux S.A.	4,706	151,985
Kering	5,893	1,187,974
Klepierre (REIT)	16,658	763,787
L’Oreal S.A.	20,265	3,827,466
Lagardere SCA	8,303	211,485
Legrand S.A.	20,811	1,227,522

France—(Continued)
LVMH Moet Hennessy Louis Vuitton SE	22,305	3,804,031
Natixis S.A.	80,165	373,781
Orange S.A.	164,771	2,579,413
Pernod-Ricard S.A.	17,290	2,046,518
Peugeot S.A. (b)	40,345	616,150
Publicis Groupe S.A.	15,420	1,166,588
Remy Cointreau S.A.	1,860	158,798
Renault S.A.	15,031	1,235,469
Rexel S.A.	28,808	441,102
Safran S.A.	24,884	1,789,957
Sanofi	94,000	7,164,943
Schneider Electric SE	45,859	3,198,937
SCOR SE	11,686	363,383
SES S.A.	29,140	715,042
SFR Group S.A.	9,888	290,652
Societe BIC S.A.	2,149	317,941
Societe Generale S.A.	60,631	2,093,251
Sodexo S.A.	7,921	943,147
Suez	22,682	374,236
Technip S.A.	9,722	597,302
Thales S.A.	7,807	719,396
Total S.A.	179,310	8,502,189
Unibail-Rodamco SE (REIT)	7,985	2,153,650
Valeo S.A.	20,400	1,190,120
Veolia Environnement S.A.	38,440	884,547
Vinci S.A.	40,596	3,105,444
Vivendi S.A.	94,245	1,899,889
Wendel S.A.	2,267	264,829
Zodiac Aerospace	14,929	363,646

		92,452,703

Germany—8.0%
adidas AG	14,905	2,587,912
Allianz SE	36,569	5,430,214
Axel Springer SE	3,006	153,991
BASF SE	73,821	6,315,529
Bayer AG	66,149	6,646,926
Bayerische Motoren Werke AG	26,677	2,242,786
Beiersdorf AG	8,429	795,356
Brenntag AG	12,657	690,958
Commerzbank AG	87,047	561,427
Continental AG	8,799	1,850,691
Covestro AG	5,610	331,852
Daimler AG	77,142	5,436,385
Deutsche Bank AG (b)	109,061	1,419,486
Deutsche Boerse AG (b)	16,298	1,320,210
Deutsche Lufthansa AG	17,782	197,947
Deutsche Post AG	76,616	2,395,348
Deutsche Telekom AG	257,944	4,325,742
Deutsche Wohnen AG	28,299	1,029,103
E.ON SE	159,825	1,131,977
Evonik Industries AG	13,109	443,244
Fraport AG Frankfurt Airport Services Worldwide	4,331	236,739
Fresenius Medical Care AG & Co. KGaA	17,215	1,503,276
Fresenius SE & Co. KGaA	32,401	2,585,512

MSF-208

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
GEA Group AG	14,300	$793,519
Hannover Rueck SE	5,368	575,251
HeidelbergCement AG	10,797	1,020,269
Henkel AG & Co. KGaA	7,933	923,637
HOCHTIEF AG	1,646	232,178
Hugo Boss AG	4,934	272,969
Infineon Technologies AG	90,469	1,614,905
K&S AG (a)	14,121	268,404
LANXESS AG	7,402	459,878
Linde AG	15,006	2,551,219
MAN SE	3,022	318,686
Merck KGaA	10,657	1,148,887
Metro AG	15,747	468,751
Muenchener Rueckversicherungs-Gesellschaft AG	13,047	2,434,238
OSRAM Licht AG	8,388	492,617
ProSiebenSat.1 Media SE	16,646	713,164
RWE AG (b)	39,146	674,762
SAP SE	78,616	7,155,980
Siemens AG	61,857	7,244,068
Symrise AG	10,907	799,732
Telefonica Deutschland Holding AG	58,800	236,460
ThyssenKrupp AG	32,245	769,128
TUI AG	37,093	528,576
United Internet AG	8,781	388,657
Volkswagen AG	2,495	362,133
Vonovia SE	36,786	1,393,492
Zalando SE (b)	6,525	272,360

		83,746,531

Hong Kong—3.3%
AIA Group, Ltd.	969,200	6,494,124
ASM Pacific Technology, Ltd.	19,600	161,970
Bank of East Asia, Ltd. (The)	103,920	424,189
BOC Hong Kong Holdings, Ltd.	290,465	986,377
Cheung Kong Infrastructure Holdings, Ltd.	57,000	493,775
Cheung Kong Property Holdings, Ltd.	214,440	1,581,615
CK Hutchison Holdings, Ltd.	224,440	2,863,751
CLP Holdings, Ltd.	131,377	1,364,054
Galaxy Entertainment Group, Ltd.	181,000	688,759
Hang Lung Properties, Ltd.	222,000	503,955
Hang Seng Bank, Ltd.	60,800	1,091,967
Henderson Land Development Co., Ltd.	98,093	586,331
HK Electric Investments & HK Electric Investments, Ltd.	206,500	203,572
HKT Trust & HKT, Ltd.	189,980	268,602
Hong Kong & China Gas Co., Ltd.	646,116	1,222,895
Hong Kong Exchanges and Clearing, Ltd.	95,700	2,524,659
Hongkong Land Holdings, Ltd.	95,400	680,257
Hysan Development Co., Ltd.	45,000	211,400
Jardine Matheson Holdings, Ltd.	19,700	1,196,701
Kerry Properties, Ltd.	57,500	189,420
Li & Fung, Ltd.	429,600	221,393
Link REIT (REIT)	181,141	1,336,632
Melco Crown Entertainment, Ltd. (ADR)	16,000	257,760
MTR Corp., Ltd.	110,500	611,665

Hong Kong—(Continued)
New World Development Co., Ltd.	476,707	624,263
NWS Holdings, Ltd.	177,000	296,517
PCCW, Ltd.	481,000	295,673
Power Assets Holdings, Ltd.	121,549	1,190,636
Sands China, Ltd.	190,000	832,328
Sino Land Co., Ltd.	289,600	516,651
Sun Hung Kai Properties, Ltd.	115,250	1,756,552
Swire Pacific, Ltd. - Class A	44,317	479,694
Swire Properties, Ltd.	83,600	246,026
Techtronic Industries Co., Ltd.	128,000	502,002
WH Group, Ltd.	437,000	353,516
Wharf Holdings, Ltd. (The)	104,976	769,228
Wheelock & Co., Ltd.	68,000	403,969
Wynn Macau, Ltd.	134,800	225,245
Yue Yuen Industrial Holdings, Ltd.	50,500	209,400

		34,867,523

Ireland—1.2%
Bank of Ireland (b)	2,405,091	501,285
CRH plc	67,317	2,251,748
DCC plc	7,008	640,318
Experian plc	79,898	1,604,341
James Hardie Industries plc	40,250	631,266
Kerry Group plc - Class A	13,003	1,083,811
Paddy Power Betfair plc	6,200	701,633
Shire plc	71,765	4,648,719

		12,063,121

Israel—0.6%
Azrieli Group, Ltd.	3,653	160,070
Bank Hapoalim B.M.	86,396	489,125
Bank Leumi Le-Israel B.M. (b)	120,713	458,050
Bezeq The Israeli Telecommunication Corp., Ltd.	178,026	335,055
Check Point Software Technologies, Ltd. (b)	10,500	814,905
Israel Chemicals, Ltd.	45,583	177,111
Nice, Ltd.	5,213	348,066
Taro Pharmaceutical Industries, Ltd. (a) (b)	1,300	143,663
Teva Pharmaceutical Industries, Ltd.	73,053	3,387,709

		6,313,754

Italy—1.6%
Assicurazioni Generali S.p.A.	93,308	1,139,138
Atlantia S.p.A.	31,412	797,876
Enel S.p.A.	626,740	2,796,387
Eni S.p.A.	203,492	2,933,641
Exor S.p.A.	10,723	434,773
Intesa Sanpaolo S.p.A.	993,553	2,206,592
Intesa Sanpaolo S.p.A. - Risparmio Shares	65,400	137,049
Leonardo-Finmeccanica S.p.A. (b)	28,782	326,619
Luxottica Group S.p.A.	13,581	649,174
Mediobanca S.p.A.	44,816	291,976
Poste Italiane S.p.A.	41,357	283,820
Prysmian S.p.A.	19,125	501,344
Rizzoli Corriere Della Sera Mediagroup S.p.A. (b)	4,794	5,047

MSF-209

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Saipem S.p.A. (b)	422,993	$179,125
Snam S.p.A.	193,977	1,075,109
Telecom Italia S.p.A. (b)	866,636	717,390
Telecom Italia S.p.A. - Risparmio Shares (b)	501,246	340,340
Terna Rete Elettrica Nazionale S.p.A.	118,746	612,518
UniCredit S.p.A.	422,053	984,054
Unione di Banche Italiane S.p.A.	67,193	154,977
UnipolSai S.p.A.	64,500	104,992

		16,671,941

Japan—22.9%
ABC-Mart, Inc.	2,200	149,726
Acom Co., Ltd. (b)	31,200	147,166
Aeon Co., Ltd.	51,500	760,850
AEON Financial Service Co., Ltd.	8,400	146,557
Air Water, Inc.	10,000	188,974
Aisin Seiki Co., Ltd.	16,500	756,587
Ajinomoto Co., Inc.	44,000	981,480
Alfresa Holdings Corp.	15,300	324,084
Alps Electric Co., Ltd.	13,100	315,423
Amada Holdings Co., Ltd.	27,000	280,850
ANA Holdings, Inc.	84,000	228,650
Aozora Bank, Ltd.	96,000	331,132
Asahi Glass Co., Ltd.	72,000	466,810
Asahi Group Holdings, Ltd.	30,700	1,118,898
Asahi Kasei Corp.	97,000	773,968
Asics Corp.	11,000	221,475
Astellas Pharma, Inc.	174,100	2,722,664
Bandai Namco Holdings, Inc.	16,000	490,008
Bank of Kyoto, Ltd. (The)	22,000	161,538
Bridgestone Corp.	51,600	1,905,768
Brother Industries, Ltd.	16,400	289,265
Calbee, Inc.	5,500	208,274
Canon, Inc.	88,600	2,571,520
Casio Computer Co., Ltd.	16,900	237,370
Central Japan Railway Co.	11,700	2,004,479
Chiba Bank, Ltd. (The)	49,000	278,845
Chubu Electric Power Co., Inc.	57,000	831,049
Chugai Pharmaceutical Co., Ltd.	16,800	607,464
Chugoku Bank, Ltd. (The)	12,000	146,638
Chugoku Electric Power Co., Inc. (The)	23,700	298,299
Concordia Financial Group, Ltd.	83,000	363,315
Credit Saison Co., Ltd.	10,500	174,403
Dai Nippon Printing Co., Ltd.	40,000	392,531
Dai-ichi Life Insurance Co., Ltd. (The)	91,700	1,260,349
Daicel Corp.	22,000	279,288
Daiichi Sankyo Co., Ltd.	49,000	1,175,491
Daikin Industries, Ltd.	18,800	1,753,947
Daito Trust Construction Co., Ltd.	6,200	992,215
Daiwa House Industry Co., Ltd.	47,500	1,302,781
Daiwa House Residential Investment Corp. (REIT)	110	323,651
Daiwa Securities Group, Inc.	126,000	710,523
Denso Corp.	40,100	1,603,091
Dentsu, Inc.	16,600	841,314
Don Quijote Holdings Co., Ltd.	8,200	300,953

Japan—(Continued)
East Japan Railway Co.	26,900	2,428,591
Eisai Co., Ltd.	19,300	1,207,933
Electric Power Development Co., Ltd.	10,900	262,169
FamilyMart UNY Holdings Co., Ltd.	6,600	438,455
FANUC Corp.	16,100	2,728,642
Fast Retailing Co., Ltd.	4,200	1,354,273
Fuji Electric Co., Ltd.	43,000	197,283
Fuji Heavy Industries, Ltd.	49,600	1,865,270
FUJIFILM Holdings Corp.	36,700	1,360,125
Fujitsu, Ltd.	169,000	913,605
Fukuoka Financial Group, Inc.	53,000	220,453
Hachijuni Bank, Ltd. (The)	30,000	156,658
Hakuhodo DY Holdings, Inc.	17,600	205,800
Hamamatsu Photonics KK	9,600	295,342
Hankyu Hanshin Holdings, Inc.	20,400	702,351
Hikari Tsushin, Inc.	1,800	167,090
Hino Motors, Ltd.	19,000	203,695
Hirose Electric Co., Ltd.	2,300	302,726
Hiroshima Bank, Ltd. (The)	38,000	157,906
Hisamitsu Pharmaceutical Co., Inc.	4,500	243,221
Hitachi Chemical Co., Ltd.	8,500	195,091
Hitachi Construction Machinery Co., Ltd.	8,900	177,621
Hitachi High-Technologies Corp.	5,500	219,532
Hitachi Metals, Ltd.	20,000	244,769
Hitachi, Ltd.	383,000	1,793,816
Hokuriku Electric Power Co.	12,000	146,451
Honda Motor Co., Ltd.	130,600	3,765,180
Hoshizaki Corp.	4,100	375,004
Hoya Corp.	31,900	1,282,849
Hulic Co., Ltd.	32,300	330,103
IHI Corp.	145,000	421,692
Iida Group Holdings Co., Ltd.	12,700	255,644
Inpex Corp.	71,100	645,509
Isetan Mitsukoshi Holdings, Ltd.	26,900	265,115
Isuzu Motors, Ltd.	54,500	641,793
ITOCHU Corp.	124,100	1,556,745
J Front Retailing Co., Ltd.	23,000	301,781
Japan Airlines Co., Ltd.	8,400	247,629
Japan Airport Terminal Co., Ltd.	3,800	144,662
Japan Exchange Group, Inc.	46,400	727,054
Japan Post Bank Co., Ltd.	30,800	366,311
Japan Post Holdings Co., Ltd.	34,200	430,323
Japan Prime Realty Investment Corp. (REIT)	88	397,722
Japan Real Estate Investment Corp. (REIT)	105	628,173
Japan Retail Fund Investment Corp. (REIT)	202	499,663
Japan Tobacco, Inc.	88,100	3,604,306
JFE Holdings, Inc.	41,700	608,853
JGC Corp.	14,000	243,641
Joyo Bank, Ltd. (The)	54,000	224,607
JSR Corp.	19,100	300,578
JTEKT Corp.	20,000	301,024
JX Holdings, Inc.	160,000	646,776
Kajima Corp.	80,000	559,936
Kakaku.com, Inc.	11,000	198,895
Kamigumi Co., Ltd.	17,000	148,328
Kaneka Corp.	22,000	174,481
Kansai Electric Power Co., Inc. (The) (b)	55,000	500,276

MSF-210

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kansai Paint Co., Ltd.	17,200	$377,293
Kao Corp.	40,000	2,256,153
Kawasaki Heavy Industries, Ltd.	124,000	384,590
KDDI Corp.	149,300	4,600,695
Keihan Holdings Co., Ltd.	39,000	272,989
Keikyu Corp.	36,000	375,783
Keio Corp.	45,000	393,536
Keisei Electric Railway Co., Ltd.	10,000	249,909
Keyence Corp.	3,700	2,696,647
Kikkoman Corp.	12,000	383,764
Kintetsu Group Holdings Co., Ltd.	157,120	659,536
Kirin Holdings Co., Ltd.	66,100	1,095,880
Kobe Steel, Ltd. (b)	27,200	246,527
Koito Manufacturing Co., Ltd.	10,100	492,385
Komatsu, Ltd.	75,400	1,730,109
Konami Holdings Corp.	7,300	283,057
Konica Minolta, Inc.	37,000	314,318
Kose Corp.	2,300	236,045
Kubota Corp.	89,000	1,347,225
Kuraray Co., Ltd.	24,500	364,157
Kurita Water Industries, Ltd.	7,100	169,057
Kyocera Corp.	24,900	1,196,222
Kyowa Hakko Kirin Co., Ltd.	20,000	315,356
Kyushu Electric Power Co., Inc.	39,700	369,771
Kyushu Financial Group, Inc.	26,400	180,422
Lawson, Inc.	4,900	386,624
LIXIL Group Corp.	24,500	526,282
M3, Inc.	18,600	634,315
Mabuchi Motor Co., Ltd.	3,600	199,733
Makita Corp.	9,500	676,535
Marubeni Corp.	133,500	685,348
Marui Group Co., Ltd.	16,000	211,571
Maruichi Steel Tube, Ltd.	4,600	159,126
Mazda Motor Corp.	51,000	784,658
McDonald’s Holdings Co. Japan, Ltd.	5,400	159,350
Medipal Holdings Corp.	10,700	185,340
MEIJI Holdings Co., Ltd.	10,200	1,010,459
Minebea Co., Ltd.	24,000	227,580
Miraca Holdings, Inc.	4,000	199,724
Mitsubishi Chemical Holdings Corp.	116,300	732,171
Mitsubishi Corp.	119,900	2,729,210
Mitsubishi Electric Corp.	160,000	2,051,232
Mitsubishi Estate Co., Ltd.	99,000	1,858,547
Mitsubishi Gas Chemical Co., Inc.	13,000	186,158
Mitsubishi Heavy Industries, Ltd.	260,000	1,088,599
Mitsubishi Logistics Corp.	10,000	144,401
Mitsubishi Materials Corp.	7,900	216,213
Mitsubishi Motors Corp.	44,999	209,952
Mitsubishi Tanabe Pharma Corp.	22,000	470,877
Mitsubishi UFJ Financial Group, Inc.	1,021,088	5,156,084
Mitsubishi UFJ Lease & Finance Co., Ltd.	41,500	190,679
Mitsui & Co., Ltd.	137,517	1,904,760
Mitsui Chemicals, Inc.	75,000	357,940
Mitsui Fudosan Co., Ltd.	75,000	1,599,161
Mitsui OSK Lines, Ltd.	75,000	174,777
Mizuho Financial Group, Inc.	1,894,700	3,170,029
MS&AD Insurance Group Holdings, Inc.	40,200	1,122,998

Japan—(Continued)
Murata Manufacturing Co., Ltd.	15,900	2,076,768
Nabtesco Corp.	12,700	360,037
Nagoya Railroad Co., Ltd.	74,000	402,699
NEC Corp.	225,000	582,093
Nexon Co., Ltd.	19,100	298,861
NGK Insulators, Ltd.	23,000	476,916
NGK Spark Plug Co., Ltd.	12,000	211,707
NH Foods, Ltd.	14,000	338,191
NHK Spring Co., Ltd.	17,000	164,855
Nidec Corp.	20,000	1,842,566
Nikon Corp.	31,200	466,593
Nintendo Co., Ltd.	9,000	2,384,748
Nippon Building Fund, Inc. (REIT)	118	747,799
Nippon Electric Glass Co., Ltd.	31,000	160,734
Nippon Express Co., Ltd.	59,000	276,076
Nippon Paint Holdings Co., Ltd.	13,000	436,750
Nippon Prologis REIT, Inc. (REIT)	109	276,098
Nippon Steel & Sumitomo Metal Corp.	68,700	1,412,631
Nippon Telegraph & Telephone Corp.	54,900	2,510,771
Nippon Yusen KK	142,000	266,252
Nissan Motor Co., Ltd.	197,400	1,935,729
Nisshin Seifun Group, Inc.	15,700	239,220
Nissin Foods Holdings Co., Ltd.	4,700	285,442
Nitori Holdings Co., Ltd.	6,900	826,703
Nitto Denko Corp.	12,600	818,899
NOK Corp.	7,900	173,305
Nomura Holdings, Inc.	303,200	1,358,785
Nomura Real Estate Holdings, Inc.	13,100	221,339
Nomura Real Estate Master Fund, Inc. (REIT)	322	538,714
Nomura Research Institute, Ltd.	9,000	310,994
NSK, Ltd.	39,000	400,770
NTT Data Corp.	10,776	539,335
NTT DoCoMo, Inc.	112,700	2,861,382
Obayashi Corp.	58,000	575,707
Obic Co., Ltd.	5,000	266,375
Odakyu Electric Railway Co., Ltd.	27,500	612,663
OJI Holdings Corp.	68,000	269,443
Olympus Corp.	22,800	796,499
Omron Corp.	16,400	590,107
Ono Pharmaceutical Co., Ltd.	32,000	889,696
Oracle Corp. Japan	3,000	169,586
Oriental Land Co., Ltd.	17,300	1,053,950
ORIX Corp.	110,600	1,634,207
Osaka Gas Co., Ltd.	161,000	676,201
Otsuka Corp.	3,700	175,864
Otsuka Holdings Co., Ltd.	32,000	1,461,644
Panasonic Corp.	183,800	1,841,600
Park24 Co., Ltd.	7,400	240,783
Pola Orbis Holdings, Inc.	1,900	170,448
Rakuten, Inc.	76,600	997,799
Recruit Holdings Co., Ltd.	29,300	1,193,596
Resona Holdings, Inc.	169,400	713,400
Ricoh Co., Ltd.	63,700	576,459
Rinnai Corp.	2,800	260,410
Rohm Co., Ltd.	6,700	353,662
Ryohin Keikaku Co., Ltd.	1,800	363,101
Santen Pharmaceutical Co., Ltd.	27,500	406,109

MSF-211

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
SBI Holdings, Inc.	19,011	$227,066
Secom Co., Ltd.	17,500	1,307,775
Sega Sammy Holdings, Inc.	13,300	189,670
Seibu Holdings, Inc.	13,800	227,996
Seiko Epson Corp.	20,000	386,020
Sekisui Chemical Co., Ltd.	37,900	545,476
Sekisui House, Ltd.	46,800	797,776
Seven & i Holdings Co., Ltd.	62,400	2,953,090
Seven Bank, Ltd.	43,000	137,832
Sharp Corp. (b)	120,000	161,269
Shimadzu Corp.	25,000	380,884
Shimamura Co., Ltd.	2,300	279,274
Shimano, Inc.	6,000	890,665
Shimizu Corp.	54,000	482,480
Shin-Etsu Chemical Co., Ltd.	30,900	2,160,313
Shinsei Bank, Ltd.	160,000	242,232
Shionogi & Co., Ltd.	25,200	1,289,856
Shiseido Co., Ltd.	29,300	775,902
Shizuoka Bank, Ltd. (The)	41,000	328,748
SMC Corp.	4,500	1,299,911
SoftBank Group Corp.	77,300	5,014,562
Sohgo Security Services Co., Ltd.	4,800	258,150
Sompo Japan Nipponkoa Holdings, Inc.	26,999	800,004
Sony Corp.	103,400	3,383,197
Sony Financial Holdings, Inc.	12,800	176,482
Stanley Electric Co., Ltd.	11,800	317,833
Start Today Co., Ltd.	14,400	246,970
Sumitomo Chemical Co., Ltd.	126,000	561,044
Sumitomo Corp.	93,000	1,039,908
Sumitomo Dainippon Pharma Co., Ltd.	12,500	241,991
Sumitomo Electric Industries, Ltd.	66,334	939,431
Sumitomo Heavy Industries, Ltd.	39,000	192,434
Sumitomo Metal Mining Co., Ltd.	40,000	553,762
Sumitomo Mitsui Financial Group, Inc.	106,500	3,594,325
Sumitomo Mitsui Trust Holdings, Inc.	26,526	862,045
Sumitomo Realty & Development Co., Ltd.	28,000	726,419
Sumitomo Rubber Industries, Ltd.	12,500	189,301
Sundrug Co., Ltd.	3,000	251,178
Suntory Beverage & Food, Ltd.	10,400	451,849
Suruga Bank, Ltd.	13,000	312,170
Suzuken Co., Ltd.	5,800	191,693
Suzuki Motor Corp.	30,200	1,012,397
Sysmex Corp.	12,200	905,105
T&D Holdings, Inc.	49,200	555,473
Taiheiyo Cement Corp.	82,000	236,774
Taisei Corp.	80,000	599,746
Taisho Pharmaceutical Holdings Co., Ltd.	3,000	307,759
Takashimaya Co., Ltd.	19,000	156,120
Takeda Pharmaceutical Co., Ltd.	56,400	2,703,365
TDK Corp.	10,500	703,327
Teijin, Ltd.	13,200	256,384
Terumo Corp.	27,200	1,044,125
THK Co., Ltd.	7,700	151,889
Tobu Railway Co., Ltd.	73,000	372,018
Toho Co., Ltd.	8,500	282,497
Toho Gas Co., Ltd.	31,000	290,583
Tohoku Electric Power Co., Inc.	39,800	519,778

Japan—(Continued)
Tokio Marine Holdings, Inc.	53,500	2,053,027
Tokyo Electric Power Co. Holdings, Inc. (b)	124,100	537,460
Tokyo Electron, Ltd.	13,500	1,192,968
Tokyo Gas Co., Ltd.	162,000	721,790
Tokyo Tatemono Co., Ltd.	14,500	174,409
Tokyu Corp.	96,000	732,845
Tokyu Fudosan Holdings Corp.	37,000	201,342
TonenGeneral Sekiyu KK	18,000	182,549
Toppan Printing Co., Ltd.	41,000	370,444
Toray Industries, Inc.	126,000	1,227,597
Toshiba Corp. (b)	313,000	1,047,239
TOTO, Ltd.	10,400	392,479
Toyo Seikan Group Holdings, Ltd.	17,200	303,459
Toyo Suisan Kaisha, Ltd.	6,000	254,570
Toyota Industries Corp.	12,600	585,450
Toyota Motor Corp.	213,700	12,410,395
Toyota Tsusho Corp.	20,800	483,128
Trend Micro, Inc.	10,400	362,801
Tsuruha Holdings, Inc.	2,900	336,048
Unicharm Corp.	33,200	861,188
United Urban Investment Corp. (REIT)	266	485,089
USS Co., Ltd.	16,600	280,995
West Japan Railway Co.	13,700	849,263
Yahoo Japan Corp.	132,900	529,882
Yakult Honsha Co., Ltd.	6,300	284,148
Yamada Denki Co., Ltd.	55,900	277,637
Yamaguchi Financial Group, Inc.	15,000	160,060
Yamaha Corp.	15,800	510,369
Yamaha Motor Co., Ltd.	23,700	480,406
Yamato Holdings Co., Ltd.	27,000	629,292
Yamazaki Baking Co., Ltd.	9,000	220,630
Yaskawa Electric Corp.	18,000	269,353
Yokogawa Electric Corp.	16,300	217,199
Yokohama Rubber Co., Ltd. (The)	9,200	147,270

		238,537,218

Luxembourg—0.2%
ArcelorMittal (b)	145,609	889,555
RTL Group S.A. (b)	2,700	224,154
Tenaris S.A.	43,902	624,014

		1,737,723

Netherlands—3.0%
ABN AMRO Group NV	18,839	389,975
Aegon NV	144,233	552,886
AerCap Holdings NV (b)	13,600	523,464
Airbus Group SE	46,190	2,795,096
Akzo Nobel NV	19,973	1,352,145
Altice NV - Class A (b)	27,259	489,220
ASML Holding NV	29,205	3,203,880
Boskalis Westminster	6,294	224,082
CNH Industrial NV	78,026	558,727
Ferrari NV	9,578	497,750
Gemalto NV	7,697	493,736
Heineken Holding NV	8,233	660,301
Heineken NV	19,491	1,714,980

MSF-212

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
ING Groep NV	310,514	$3,829,262
Koninklijke Ahold Delhaize NV	106,335	2,423,205
Koninklijke DSM NV	15,861	1,071,665
Koninklijke KPN NV	263,537	875,161
Koninklijke Philips NV	74,893	2,218,201
Koninklijke Vopak NV	7,217	378,958
NN Group NV	24,394	749,017
NXP Semiconductors NV (b)	23,300	2,376,833
QIAGEN NV (b)	20,557	566,194
Randstad Holding NV	9,402	428,450
RELX NV	78,420	1,408,761
STMicroelectronics NV	44,693	364,942
Wolters Kluwer NV	26,213	1,122,209

		31,269,100

New Zealand—0.2%
Auckland International Airport, Ltd.	99,212	530,440
Contact Energy, Ltd.	58,969	216,507
Fletcher Building, Ltd.	56,031	437,890
Meridian Energy, Ltd.	124,449	235,111
Ryman Healthcare, Ltd.	29,900	209,507
Spark New Zealand, Ltd.	153,824	403,969

		2,033,424

Norway—0.6%
DNB ASA	81,386	1,069,540
Gjensidige Forsikring ASA	14,357	268,382
Marine Harvest ASA (b)	30,284	542,209
Norsk Hydro ASA	92,923	401,000
Orkla ASA	68,492	707,829
Schibsted ASA - B Shares	6,744	181,023
Schibsted ASA - Class A	5,724	168,476
Statoil ASA	87,269	1,464,479
Telenor ASA	58,784	1,011,094
Yara International ASA	15,820	526,899

		6,340,931

Portugal—0.1%
Banco Espirito Santo S.A. (b) (c) (d)	199,038	0
EDP - Energias de Portugal S.A.	185,244	622,242
Galp Energia SGPS S.A.	40,100	548,440
Jeronimo Martins SGPS S.A.	22,596	391,947

		1,562,629

Singapore—1.2%
Ascendas Real Estate Investment Trust (REIT)	215,000	398,930
CapitaLand Commercial Trust (REIT)	143,000	167,494
CapitaLand Mall Trust (REIT)	240,200	383,664
CapitaLand, Ltd.	227,200	536,762
City Developments, Ltd.	34,000	227,624
ComfortDelGro Corp., Ltd.	153,000	316,977
DBS Group Holdings, Ltd.	141,667	1,608,513
Genting Singapore plc	418,200	232,158
Global Logistic Properties, Ltd.	184,100	253,787
Golden Agri-Resources, Ltd.	605,100	158,541

Singapore—(Continued)
Hutchison Port Holdings Trust - Class U	538,000	241,334
Jardine Cycle & Carriage, Ltd.	8,888	281,109
Keppel Corp., Ltd.	128,900	515,836
Oversea-Chinese Banking Corp., Ltd.	247,264	1,578,873
Sembcorp Industries, Ltd.	71,000	136,004
Singapore Airlines, Ltd.	51,440	397,945
Singapore Exchange, Ltd.	80,900	441,633
Singapore Press Holdings, Ltd.	153,050	429,839
Singapore Technologies Engineering, Ltd.	130,000	309,690
Singapore Telecommunications, Ltd.	628,020	1,841,845
Suntec Real Estate Investment Trust (REIT)	179,000	226,374
United Overseas Bank, Ltd.	105,192	1,461,408
UOL Group, Ltd.	33,000	136,414
Wilmar International, Ltd.	159,200	377,072

		12,659,826

Spain—2.9%
Abertis Infraestructuras S.A.	51,494	802,064
ACS Actividades de Construccion y Servicios S.A.	14,558	440,157
Aena S.A.	5,774	851,982
Amadeus IT Group S.A.	36,080	1,803,278
Banco Bilbao Vizcaya Argentaria S.A.	520,849	3,150,247
Banco de Sabadell S.A.	465,409	596,250
Banco Popular Espanol S.A.	253,956	313,715
Banco Santander S.A.	1,154,634	5,107,823
Bankia S.A.	323,299	265,226
Bankinter S.A.	48,939	348,245
CaixaBank S.A.	198,231	501,014
Distribuidora Internacional de Alimentacion S.A.	40,490	250,765
Enagas S.A.	17,953	539,727
Endesa S.A.	23,384	501,402
Ferrovial S.A.	37,538	798,891
Gas Natural SDG S.A.	31,745	652,675
Grifols S.A.	23,842	513,902
Iberdrola S.A.	433,124	2,943,549
Industria de Diseno Textil S.A.	89,257	3,310,132
International Consolidated Airlines Group S.A. - Class DI	69,940	362,902
Mapfre S.A.	74,474	208,398
Red Electrica Corp. S.A.	36,520	787,533
Repsol S.A.	87,827	1,192,421
Telefonica S.A.	359,887	3,643,250
Zardoya Otis S.A.	22,239	213,933

		30,099,481

Sweden—2.7%
Alfa Laval AB	20,852	327,085
Assa Abloy AB - Class B	80,175	1,630,098
Atlas Copco AB - A Shares	53,715	1,618,290
Atlas Copco AB - B Shares	32,703	894,094
Boliden AB	25,037	588,706
Electrolux AB - Series B	17,118	429,534
Getinge AB - B Shares	19,011	368,835
Hennes & Mauritz AB - B Shares	74,424	2,100,926

MSF-213

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Hexagon AB - B Shares	19,206	$839,195
Husqvarna AB - B Shares	25,677	224,183
ICA Gruppen AB	5,619	185,714
Industrivarden AB - C Shares	16,050	297,121
Investor AB - B Shares	35,158	1,286,453
Kinnevik AB - Class B	21,519	549,195
Lundin Petroleum AB (b)	16,017	293,135
Millicom International Cellular S.A.	5,384	279,480
Nordea Bank AB	237,519	2,359,029
Sandvik AB	84,986	935,234
Securitas AB - B Shares	21,462	360,018
Skandinaviska Enskilda Banken AB - Class A	125,966	1,266,494
Skanska AB - B Shares	30,119	703,692
SKF AB - B Shares	32,785	566,330
Svenska Cellulosa AB SCA - Class B	51,018	1,516,527
Svenska Handelsbanken AB - A Shares	123,478	1,697,961
Swedbank AB - A Shares	75,029	1,764,281
Swedish Match AB	14,499	532,511
Tele2 AB - B Shares	21,032	181,655
Telefonaktiebolaget LM Ericsson - B Shares	245,096	1,771,215
Telia Co. AB	219,400	983,384
Volvo AB - B Shares	126,102	1,440,062

		27,990,437

Switzerland—8.8%
ABB, Ltd. (b)	155,750	3,504,708
Actelion, Ltd. (b)	8,051	1,396,867
Adecco Group AG	12,943	730,448
Aryzta AG (b)	7,132	317,166
Baloise Holding AG	4,297	520,835
Barry Callebaut AG (b)	132	175,770
Chocoladefabriken Lindt & Spruengli AG	9	615,582
Chocoladefabriken Lindt & Spruengli AG (Participation Certifcate)	81	469,172
Cie Financiere Richemont S.A.	40,858	2,493,139
Coca-Cola HBC AG (b)	13,800	320,965
Credit Suisse Group AG (b)	145,390	1,906,238
Dufry AG (b)	3,625	454,392
EMS-Chemie Holding AG	579	311,366
Galenica AG	295	313,475
Geberit AG	3,038	1,332,461
Givaudan S.A.	717	1,461,368
Glencore plc (b)	1,014,663	2,787,808
Julius Baer Group, Ltd. (b)	17,027	692,572
Kuehne & Nagel International AG	4,135	600,809
LafargeHolcim, Ltd. (b)	37,989	2,055,070
Lonza Group AG (b)	4,579	875,662
Nestle S.A.	256,263	20,235,633
Novartis AG	179,478	14,144,955
Pargesa Holding S.A.	3,763	258,125
Partners Group Holding AG	1,388	700,716
Roche Holding AG	56,759	14,091,714
Schindler Holding AG	1,428	270,860
Schindler Holding AG (Participation Certificate)	3,959	743,303
SGS S.A.	429	962,495

Switzerland—(Continued)
Sika AG	170	828,026
Sonova Holding AG	4,058	575,588
Swatch Group AG (The)	5,039	280,469
Swatch Group AG (The) - Bearer Shares (a)	2,384	675,109
Swiss Life Holding AG (b)	2,458	636,599
Swiss Prime Site AG (b)	6,356	558,625
Swiss Re AG	26,071	2,357,255
Swisscom AG	2,156	1,025,752
Syngenta AG	7,619	3,338,775
UBS Group AG	294,259	4,004,300
Zurich Insurance Group AG (b)	12,336	3,181,349

		92,205,521

United Kingdom—17.4%
3i Group plc	83,477	704,197
Aberdeen Asset Management plc	62,282	263,470
Admiral Group plc	16,009	426,104
Aggreko plc	17,661	218,773
Anglo American plc (b)	114,075	1,435,090
Antofagasta plc	26,957	183,054
Ashtead Group plc	44,964	742,369
Associated British Foods plc	27,546	930,339
AstraZeneca plc	101,128	6,565,491
Auto Trader Group plc	75,401	397,171
Aviva plc	331,823	1,902,930
Babcock International Group plc	22,688	305,060
BAE Systems plc	259,623	1,765,315
Barclays plc	1,358,982	2,969,626
Barratt Developments plc	88,548	569,809
Berkeley Group Holdings plc	10,289	345,369
BP plc	1,498,691	8,747,790
British American Tobacco plc	149,122	9,557,679
British Land Co. plc (The) (REIT)	73,348	603,923
BT Group plc	669,710	3,384,156
Bunzl plc	27,344	810,853
Burberry Group plc	32,742	587,250
Capita plc	56,282	489,933
Carnival plc	15,318	749,341
Centrica plc	433,996	1,286,502
Cobham plc	148,611	324,070
Coca-Cola European Partners plc	17,100	680,392
Compass Group plc	136,155	2,646,189
Croda International plc	12,193	552,366
Diageo plc	202,310	5,813,606
Direct Line Insurance Group plc	120,497	571,005
Dixons Carphone plc	87,082	417,436
easyJet plc	10,815	141,681
Fiat Chrysler Automobiles NV	70,787	449,608
Fresnillo plc	22,254	524,771
G4S plc	145,464	430,446
GKN plc	126,099	525,256
GlaxoSmithKline plc	389,565	8,320,054
Hammerson plc (REIT)	74,953	572,666
Hargreaves Lansdown plc	23,808	393,696
Hikma Pharmaceuticals plc	11,370	298,235
HSBC Holdings plc	1,592,402	11,982,122

MSF-214

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
ICAP plc	53,697	$325,116
IMI plc	20,055	279,430
Imperial Brands plc	77,211	3,988,640
Inmarsat plc	33,445	306,712
InterContinental Hotels Group plc	15,517	641,400
Intertek Group plc	14,174	643,141
Intu Properties plc (REIT)	92,411	355,804
Investec plc	41,855	256,499
J Sainsbury plc	120,106	383,253
Johnson Matthey plc	15,590	667,846
Kingfisher plc	189,541	927,416
Land Securities Group plc (REIT)	69,232	953,543
Legal & General Group plc	465,307	1,324,540
Lloyds Banking Group plc	5,267,223	3,738,501
London Stock Exchange Group plc	25,259	918,720
Marks & Spencer Group plc	137,472	592,515
Mediclinic International plc	30,600	368,715
Meggitt plc	55,862	327,310
Merlin Entertainments plc	52,353	299,336
Mondi plc	27,093	570,827
National Grid plc	299,625	4,243,948
Next plc	11,803	733,453
Old Mutual plc	378,865	997,884
Pearson plc	63,486	621,512
Persimmon plc	22,805	538,692
Petrofac, Ltd.	17,337	200,773
Provident Financial plc	11,099	436,233
Prudential plc	205,782	3,660,349
Randgold Resources, Ltd.	8,250	831,337
Reckitt Benckiser Group plc	50,862	4,803,657
RELX plc	85,441	1,624,944
Rio Tinto plc	100,627	3,355,727
Rolls-Royce Holdings plc (b)	152,053	1,422,300
Royal Bank of Scotland Group plc (b)	315,947	735,302
Royal Dutch Shell plc - A Shares	343,625	8,546,840
Royal Dutch Shell plc - B Shares	299,606	7,790,702
Royal Mail plc	67,965	431,491
RSA Insurance Group plc	93,305	661,769
SABMiller plc	78,048	4,558,078
Sage Group plc (The)	93,810	900,478
Schroders plc	10,735	375,951
Segro plc (REIT)	61,844	365,141
Severn Trent plc	20,415	664,303
Sky plc	81,836	950,366
Smith & Nephew plc	70,070	1,132,847
Smiths Group plc	31,976	608,099
SSE plc	80,939	1,646,626
St. James’s Place plc	38,927	480,354
Standard Chartered plc (b)	260,617	2,127,056
Standard Life plc	166,532	743,942
Tate & Lyle plc	33,576	326,963
Taylor Wimpey plc	240,026	481,532
Tesco plc (b)	671,221	1,594,094
Travis Perkins plc	20,832	417,225
Unilever NV	130,477	6,021,366
Unilever plc	103,156	4,901,071
United Utilities Group plc	57,234	746,417

United Kingdom—(Continued)
Vodafone Group plc	2,124,260	6,104,446
Weir Group plc (The)	17,104	376,854
Whitbread plc	14,502	737,508
William Hill plc	82,380	325,529
WM Morrison Supermarkets plc	166,578	471,229
Wolseley plc	20,872	1,179,087
Worldpay Group plc	110,824	426,411
WPP plc	107,227	2,529,322

		181,283,665

United States—0.1%
Mobileye NV (b)	14,200	604,494

Total Common Stocks (Cost $929,412,986)		990,271,533

Mutual Fund—2.1%

United States—2.1%
iShares MSCI EAFE ETF (a) (e) (Cost $20,898,674)	377,400	22,315,662

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke (BMW) AG	5,388	397,340
FUCHS Petrolub SE	4,900	223,774
Henkel AG & Co. KGaA	13,964	1,898,823
Porsche Automobil Holding SE	11,870	606,219
Schaeffler AG	13,141	207,969
Volkswagen AG	15,111	1,985,975

Total Preferred Stocks (Cost $4,284,434)		5,320,100

Short-Term Investments—1.8%

Discount Notes—0.8%
Federal Home Loan Bank 0.231%, 10/05/16 (f)	550,000	549,983
0.304%, 10/17/16 (f)	1,350,000	1,349,809
0.348%, 10/18/16 (f)	5,075,000	5,074,130
0.445%, 03/24/17 (f)	975,000	972,926

		7,946,848

U.S. Treasury—1.0%
U.S. Treasury Bills 0.267%, 10/20/16 (f)	575,000	574,916
0.293%, 11/17/16 (f)	1,125,000	1,124,567
0.319%, 12/01/16 (f)	400,000	399,783
0.384%, 03/16/17 (f)	6,000,000	5,989,473
0.424%, 02/16/17 (f)	1,825,000	1,822,057

		9,910,796

Total Short-Term Investments (Cost $17,857,644)		17,857,644

MSF-215

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (g)—2.4%

Security Description	Shares/ Principal Amount*	Value

Money Market Fund—0.2%
Dreyfus Treasury Cash Management Fund	2,000,000	$2,000,000

Repurchase Agreements—2.0%
Citigroup Global Markets Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $2,500,194 on 10/03/16, collateralized by $2,362,537 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $2,550,001.	2,500,000	2,500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $2,500,174 on 10/03/16, collateralized by $2,454,308 Corporate and Foreign Bonds with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $2,550,002.	2,500,000	2,500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $2,000,083 on 10/03/16, collateralized by $1,944,385 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $2,040,000.	2,000,000	2,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $4,000,150 on 10/03/16, collateralized by $3,155,200 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $4,080,056.	4,000,000	4,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $2,500,197 on 10/03/16, collateralized by $2,386,698 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $2,551,067.	2,500,000	2,500,000
Merrill Lynch, Pierce, Fenner & Smith Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $75,899 on 10/03/16, collateralized by $62,705 U.S. Treasury Obligations with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $77,414.	75,896	75,896
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $3,500,204 on 10/03/16, collateralized by $5,598,463 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $3,570,208.	3,500,000	3,500,000

Repurchase Agreements—(Continued)
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $3,000,130 on 10/03/16, collateralized by $4,235,626 U.S. Government Agency Obligations with rates ranging from 2.500% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $3,060,000.	3,000,000	3,000,000
RBS Securities Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $1,200,046 on 10/03/16, collateralized by $1,123,416 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $1,224,025.	1,200,000	1,200,000

		21,275,896

Time Deposits—0.2%
ANZ London 0.420%, 10/03/16	94,038	94,038
Canadian Imperial Bank 0.260%, 10/03/16	1,000,000	1,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	400,000	400,000
Royal Bank of Canada 0.280%, 10/03/16	400,000	400,000

		1,894,038

Total Securities Lending Reinvestments (Cost $25,169,934)		25,169,934

Total Investments—101.9% (Cost $997,623,672) (h)		1,060,934,873
Other assets and liabilities (net)—(1.9)%		(19,430,985)

Net Assets—100.0%		$1,041,503,888

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $24,654,751 and the collateral received consisted of cash in the amount of $25,169,934. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent less than 0.05% of net assets.
(d)	Illiquid security. As of September 30, 2016, these securities represent 0.0% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $2,365,200.
(f)	The rate shown represents current yield to maturity.

MSF-216

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(h)	As of September 30, 2016, the aggregate cost of investments was $997,623,672. The aggregate unrealized appreciation and depreciation of investments were $234,352,653 and $(171,041,452), respectively, resulting in net unrealized appreciation of $63,311,201.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(ETF)—	Exchange-Traded Fund
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Ten Largest Industries as of September 30, 2016 (Unaudited)	% of Net Assets
Banks	10.5
Pharmaceuticals	8.0
Insurance	4.9
Oil, Gas & Consumable Fuels	4.4
Chemicals	3.7
Automobiles	3.5
Food Products	3.3
Beverages	2.8
Diversified Telecommunication Services	2.8
Metals & Mining	2.6

Futures Contracts

Futures Contracts – Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Depreciation
MSCI EAFE Mini Index Futures	12/16/16	216	USD	18,649,878	$(217,518)

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$74,833,250	$—	$74,833,250
Austria	—	1,796,336	—	1,796,336
Belgium	—	13,689,227	—	13,689,227
Denmark	—	17,549,401	—	17,549,401
Finland	—	9,963,297	—	9,963,297
France	—	92,452,703	—	92,452,703
Germany	—	83,746,531	—	83,746,531
Hong Kong	257,760	34,609,763	—	34,867,523
Ireland	—	12,063,121	—	12,063,121
Israel	958,568	5,355,186	—	6,313,754
Italy	—	16,671,941	—	16,671,941

MSF-217

Metropolitan Series Fund

MSCI EAFE Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Japan	$224,607	$238,312,611	$—	$238,537,218
Luxembourg	—	1,737,723	—	1,737,723
Netherlands	2,900,297	28,368,803	—	31,269,100
New Zealand	—	2,033,424	—	2,033,424
Norway	—	6,340,931	—	6,340,931
Portugal	—	1,562,629	0	1,562,629
Singapore	—	12,659,826	—	12,659,826
Spain	—	30,099,481	—	30,099,481
Sweden	—	27,990,437	—	27,990,437
Switzerland	—	92,205,521	—	92,205,521
United Kingdom	—	181,283,665	—	181,283,665
United States	604,494	—	—	604,494
Total Common Stocks	4,945,726	985,325,807	0	990,271,533
Total Mutual Fund*	22,315,662	—	—	22,315,662
Total Preferred Stocks*	—	5,320,100	—	5,320,100
Short-Term Investments
Discount Notes	—	7,946,848	—	7,946,848
U.S. Treasury	—	9,910,796	—	9,910,796
Total Short-Term Investments	—	17,857,644	—	17,857,644
Securities Lending Reinvestments
Money Market Fund	2,000,000	—	—	2,000,000
Repurchase Agreements	—	21,275,896	—	21,275,896
Time Deposits	—	1,894,038	—	1,894,038
Total Securities Lending Reinvestments	2,000,000	23,169,934	—	25,169,934
Total Investments	$29,261,388	$1,031,673,485	$0	$1,060,934,873

Collateral for Securities Loaned (Liability)	$—	$(25,169,934)	$—	$(25,169,934)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(217,518)	$—	$—	$(217,518)

*	See Schedule of Investments for additional detailed categorizations.

Transfers from Level 1 to Level 2 in the amount of $978,287 were due to the application of a systematic fair valuation model factor. Transfers from Level 2 to Level 1 in the amount of $255,024 were due to the discontinuation of a systematic fair valuation model factor.

As of September 30, 2016, the security designated as Level 3 was fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, similar securities, company specific financial information, and company specific news. For this security there was no change in the value and valuation techniques used since the December 31, 2015 annual report. The Level 3 security comprised 0.0% of net assets of the Portfolio. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of the Level 3 security held at September 30, 2016 have not been presented.

MSF-218

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Astronics Corp. (a)	128,172	$5,774,149

Air Freight & Logistics—0.6%
Forward Air Corp.	163,926	7,091,439

Airlines—0.5%
Allegiant Travel Co.	42,800	5,652,596

Auto Components—1.4%
Drew Industries, Inc.	117,800	11,546,756
Gentex Corp.	271,350	4,764,906

		16,311,662

Banks—9.6%
Bank of Hawaii Corp.	244,450	17,751,959
Bank of the Ozarks, Inc.	302,976	11,634,278
BankUnited, Inc.	233,950	7,065,290
BOK Financial Corp.	130,632	9,009,689
Community Bank System, Inc.	164,537	7,915,875
Cullen/Frost Bankers, Inc.	179,498	12,913,086
CVB Financial Corp.	641,800	11,302,098
First Financial Bankshares, Inc.	337,560	12,300,687
FNB Corp.	635,698	7,819,085
LegacyTexas Financial Group, Inc.	188,750	5,970,163
PacWest Bancorp	164,478	7,057,751

		110,739,961

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a)	17,772	2,759,281

Building Products—1.6%
A.O. Smith Corp.	108,250	10,694,018
AAON, Inc.	278,822	8,035,650

		18,729,668

Capital Markets—2.4%
Artisan Partners Asset Management, Inc. - Class A	120,600	3,280,320
FactSet Research Systems, Inc.	58,700	9,515,270
MarketAxess Holdings, Inc.	88,650	14,679,553
OM Asset Management plc	48,100	669,071

		28,144,214

Chemicals—4.3%
Balchem Corp.	164,113	12,723,681
NewMarket Corp.	7,967	3,420,392
Quaker Chemical Corp.	41,050	4,348,427
RPM International, Inc.	108,350	5,820,562
Sensient Technologies Corp.	311,750	23,630,650

		49,943,712

Commercial Services & Supplies—4.2%
G&K Services, Inc. - Class A	45,300	4,325,697
Healthcare Services Group, Inc.	347,014	13,734,814
Ritchie Bros. Auctioneers, Inc.	217,900	7,641,753

Commercial Services & Supplies—(Continued)
Rollins, Inc.	573,165	16,782,271
UniFirst Corp.	42,850	5,650,201

		48,134,736

Communications Equipment—1.1%
NetScout Systems, Inc. (a)	427,550	12,505,837

Construction & Engineering—0.9%
Valmont Industries, Inc.	75,100	10,106,207

Construction Materials—0.9%
Eagle Materials, Inc.	128,800	9,956,240

Containers & Packaging—2.3%
AptarGroup, Inc.	273,804	21,195,168
Silgan Holdings, Inc.	112,050	5,668,609

		26,863,777

Distributors—1.8%
Pool Corp.	226,110	21,371,917

Electrical Equipment—0.4%
AZZ, Inc.	54,400	3,550,688
Thermon Group Holdings, Inc. (a)	74,050	1,462,488

		5,013,176

Electronic Equipment, Instruments & Components—3.8%
Badger Meter, Inc.	26,676	893,913
Cognex Corp.	163,800	8,658,468
Littelfuse, Inc.	121,650	15,669,736
Rogers Corp. (a)	132,550	8,096,154
Zebra Technologies Corp. - Class A (a)	145,232	10,109,600

		43,427,871

Energy Equipment & Services—1.2%
Dril-Quip, Inc. (a)	30,700	1,711,218
Natural Gas Services Group, Inc. (a)	169,385	4,165,177
Oceaneering International, Inc.	102,450	2,818,400
Pason Systems, Inc.	407,600	5,200,976

		13,895,771

Food & Staples Retailing—0.2%
North West Co., Inc. (The)	99,700	1,963,679

Food Products—3.2%
B&G Foods, Inc.	34,050	1,674,579
Blue Buffalo Pet Products, Inc. (a)	173,200	4,115,232
Cal-Maine Foods, Inc.	133,700	5,152,798
Calavo Growers, Inc.	66,100	4,324,923
Flowers Foods, Inc.	231,350	3,498,012
J&J Snack Foods Corp.	77,509	9,232,872
Lancaster Colony Corp.	69,300	9,153,837

		37,152,253

MSF-219

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—8.0%
Abaxis, Inc.	130,954	$6,759,845
Atrion Corp.	5,500	2,346,300
Cantel Medical Corp.	87,007	6,784,806
DENTSPLY SIRONA, Inc.	254,750	15,139,793
Haemonetics Corp. (a)	140,496	5,087,360
IDEXX Laboratories, Inc. (a)	175,700	19,806,661
Natus Medical, Inc. (a)	140,924	5,536,904
Neogen Corp. (a)	41,900	2,343,886
Vascular Solutions, Inc. (a)	77,500	3,737,825
West Pharmaceutical Services, Inc.	330,716	24,638,342

		92,181,722

Health Care Providers & Services—3.8%
Amsurg Corp. (a)	51,492	3,452,539
Chemed Corp.	68,800	9,705,616
Henry Schein, Inc. (a)	96,950	15,800,911
Surgery Partners, Inc. (a)	129,900	2,629,176
Surgical Care Affiliates, Inc. (a)	129,807	6,329,389
U.S. Physical Therapy, Inc.	91,100	5,711,970

		43,629,601

Hotels, Restaurants & Leisure—3.3%
Brinker International, Inc.	183,350	9,246,340
Cheesecake Factory, Inc. (The)	111,600	5,586,696
Cracker Barrel Old Country Store, Inc.	58,450	7,728,259
Papa John’s International, Inc.	98,000	7,727,300
Texas Roadhouse, Inc.	203,250	7,932,848

		38,221,443

Household Products—2.9%
Church & Dwight Co., Inc.	502,000	24,055,840
Energizer Holdings, Inc.	133,200	6,654,672
WD-40 Co.	25,100	2,821,993

		33,532,505

Industrial Conglomerates—0.3%
Raven Industries, Inc.	152,279	3,506,985

Insurance—1.6%
AMERISAFE, Inc.	61,200	3,597,336
RLI Corp.	217,390	14,860,780
Safety Insurance Group, Inc.	1,600	107,552

		18,565,668

Internet Software & Services—0.1%
NIC, Inc.	71,200	1,673,200

IT Services—1.1%
Jack Henry & Associates, Inc.	148,850	12,734,117

Leisure Products—0.7%
Polaris Industries, Inc.	96,998	7,511,525

Life Sciences Tools & Services—3.6%
Bio-Techne Corp.	125,000	13,687,500
ICON plc (a)	271,387	20,997,212
PAREXEL International Corp. (a)	103,350	7,177,658

		41,862,370

Machinery—9.1%
CLARCOR, Inc.	167,302	10,874,630
Donaldson Co., Inc.	131,350	4,903,296
Franklin Electric Co., Inc.	143,850	5,856,134
Graco, Inc.	77,250	5,716,500
Lindsay Corp.	21,200	1,568,376
Middleby Corp. (The) (a)	107,500	13,289,150
Nordson Corp.	127,362	12,689,076
RBC Bearings, Inc. (a)	151,750	11,605,840
Tennant Co.	101,078	6,549,854
Toro Co. (The)	308,200	14,436,088
Wabtec Corp.	212,850	17,379,202

		104,868,146

Marine—0.3%
Kirby Corp. (a)	61,100	3,797,976

Media—1.5%
Gray Television, Inc. (a)	443,000	4,589,480
Nexstar Broadcasting Group, Inc. - Class A	223,800	12,915,498

		17,504,978

Metals & Mining—0.6%
Compass Minerals International, Inc.	95,900	7,067,830

Oil, Gas & Consumable Fuels—1.0%
Diamondback Energy, Inc. (a)	27,500	2,654,850
Gulfport Energy Corp. (a)	104,500	2,952,125
Matador Resources Co. (a)	82,600	2,010,484
RSP Permian, Inc. (a)	96,600	3,746,148

		11,363,607

Paper & Forest Products—1.0%
Stella-Jones, Inc.	336,750	11,681,461

Pharmaceuticals—0.5%
Prestige Brands Holdings, Inc. (a)	121,400	5,859,978

Professional Services—1.0%
Exponent, Inc.	228,756	11,680,281

Road & Rail—0.2%
Genesee & Wyoming, Inc. - Class A (a)	31,900	2,199,505

Semiconductors & Semiconductor Equipment—1.7%
MKS Instruments, Inc.	110,800	5,510,084
Power Integrations, Inc.	227,480	14,338,064

		19,848,148

MSF-220

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—9.8%
Aspen Technology, Inc. (a)	250,200	$11,706,858
Computer Modelling Group, Ltd.	235,800	1,769,443
Constellation Software, Inc.	36,820	16,598,258
Descartes Systems Group, Inc. (The) (a)	266,400	5,732,928
Fair Isaac Corp.	143,150	17,835,058
Manhattan Associates, Inc. (a)	299,376	17,250,045
Monotype Imaging Holdings, Inc.	331,543	7,330,416
Nice Ltd. (ADR)	78,100	5,228,014
Progress Software Corp. (a)	167,500	4,556,000
Qualys, Inc. (a)	89,550	3,419,915
Tyler Technologies, Inc. (a)	128,400	21,985,932

		113,412,867

Specialty Retail—3.3%
Asbury Automotive Group, Inc. (a)	63,600	3,540,612
Hibbett Sports, Inc. (a)	124,150	4,953,585
Lithia Motors, Inc. - Class A	99,450	9,499,464
Monro Muffler Brake, Inc.	88,050	5,386,019
Sally Beauty Holdings, Inc. (a)	249,850	6,416,148
Tractor Supply Co.	124,750	8,401,912

		38,197,740

Technology Hardware, Storage & Peripherals—0.8%
Electronics For Imaging, Inc. (a)	195,250	9,551,630

Trading Companies & Distributors—1.3%
Applied Industrial Technologies, Inc.	81,521	3,810,292
Watsco, Inc.	80,775	11,381,197

		15,191,489

Total Common Stocks (Cost $782,618,897)		1,141,182,918

Short-Term Investment—1.1%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $12,745,830 on 10/03/16, collateralized by $12,810,000 U.S. Treasury Note at 1.375% due 01/31/21 with a value of $13,002,150.	12,745,798	12,745,798

Total Short-Term Investments (Cost $12,745,798)		12,745,798

Total Investments—99.7% (Cost $795,364,695) (b)		1,153,928,716
Other assets and liabilities (net)—0.3%		3,440,905

Net Assets—100.0%		$1,157,369,621

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	As of September 30, 2016, the aggregate cost of investments was $795,364,695. The aggregate unrealized appreciation and depreciation of investments were $381,691,713 and $(23,127,692), respectively, resulting in net unrealized appreciation of $358,564,021.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-221

Metropolitan Series Fund

Neuberger Berman Genesis Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,141,182,918	$—	$—	$1,141,182,918
Total Short-Term Investment*	—	12,745,798	—	12,745,798
Total Investments	$1,141,182,918	$12,745,798	$—	$1,153,928,716

*	See Schedule of Investments for additional detailed categorizations.

MSF-222

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—95.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
AAR Corp.	16,635	$521,008
Aerojet Rocketdyne Holdings, Inc. (a)	29,383	516,553
Aerovironment, Inc. (a)	8,967	218,884
Astronics Corp. (a)	8,569	386,033
Cubic Corp.	12,431	581,895
Curtiss-Wright Corp.	21,215	1,932,899
DigitalGlobe, Inc. (a)	29,669	815,897
Ducommun, Inc. (a)	5,959	136,104
Engility Holdings, Inc. (a)	8,737	275,216
Esterline Technologies Corp. (a)	14,168	1,077,335
KEYW Holding Corp. (The) (a) (b)	17,571	193,984
KLX, Inc. (a)	25,831	909,251
Kratos Defense & Security Solutions, Inc. (a) (b)	23,529	162,115
Mercury Systems, Inc. (a)	19,389	476,388
Moog, Inc. - Class A (a)	15,634	930,848
National Presto Industries, Inc. (b)	2,572	225,796
Sparton Corp. (a)	5,193	136,368
TASER International, Inc. (a)	26,071	745,891
Teledyne Technologies, Inc. (a)	16,663	1,798,438
Triumph Group, Inc.	24,082	671,406
Vectrus, Inc. (a)	5,231	79,668
Wesco Aircraft Holdings, Inc. (a)	29,211	392,304

		13,184,281

Air Freight & Logistics—0.5%
Air Transport Services Group, Inc. (a)	25,431	364,935
Atlas Air Worldwide Holdings, Inc. (a)	12,481	534,436
Echo Global Logistics, Inc. (a)	14,649	337,806
Forward Air Corp.	14,772	639,037
HUB Group, Inc. - Class A (a)	17,356	707,431
Park-Ohio Holdings Corp.	4,748	173,065
XPO Logistics, Inc. (a) (b)	47,650	1,747,325

		4,504,035

Airlines—0.4%
Allegiant Travel Co.	6,708	885,925
Hawaiian Holdings, Inc. (a)	25,756	1,251,742
SkyWest, Inc.	24,419	644,906
Virgin America, Inc. (a) (b)	8,751	468,266

		3,250,839

Auto Components—1.2%
American Axle & Manufacturing Holdings, Inc. (a)	37,813	651,140
Cooper Tire & Rubber Co.	27,246	1,035,893
Cooper-Standard Holding, Inc. (a)	6,881	679,843
Dana, Inc.	69,361	1,081,338
Dorman Products, Inc. (a)	12,774	816,259
Drew Industries, Inc.	11,598	1,136,836
Federal-Mogul Holdings Corp. (a)	15,664	150,531
Fox Factory Holding Corp. (a)	11,504	264,247
Gentherm, Inc. (a)	17,276	542,812
Horizon Global Corp. (a)	9,617	191,667
Metaldyne Performance Group, Inc.	6,210	98,428
Modine Manufacturing Co. (a)	23,187	274,998
Motorcar Parts of America, Inc. (a)	8,000	230,240
Spartan Motors, Inc.	17,934	171,808

Auto Components—(Continued)
Standard Motor Products, Inc.	9,638	460,311
Stoneridge, Inc. (a)	13,705	252,172
Superior Industries International, Inc.	12,615	367,853
Tenneco, Inc. (a)	27,494	1,602,075
Tower International, Inc.	10,455	251,965

		10,260,416

Automobiles—0.0%
Winnebago Industries, Inc.	12,257	288,897

Banks—9.3%
1st Source Corp.	7,645	272,888
Access National Corp.	4,414	105,495
Allegiance Bancshares, Inc. (a)	5,825	157,275
American National Bankshares, Inc.	4,311	120,492
Ameris Bancorp	16,855	589,082
Ames National Corp.	4,647	128,536
Arrow Financial Corp.	5,995	196,803
Atlantic Capital Bancshares, Inc. (a)	7,046	105,549
Banc of California, Inc.	23,881	416,962
BancFirst Corp.	3,589	260,238
Banco Latinoamericano de Comercio Exterior S.A. - Class E	14,005	394,661
Bancorp, Inc. (The) (a)	17,041	109,403
BancorpSouth, Inc.	41,566	964,331
Bank of Marin Bancorp	3,199	159,086
Bank of the Ozarks, Inc.	43,049	1,653,082
Banner Corp.	14,787	646,783
Bar Harbor Bankshares	2,884	105,900
Berkshire Hills Bancorp, Inc.	14,754	408,833
Blue Hills Bancorp, Inc.	13,063	196,206
BNC Bancorp	18,833	458,019
Boston Private Financial Holdings, Inc.	40,232	516,177
Bridge Bancorp, Inc.	8,870	253,593
Brookline Bancorp, Inc.	33,001	402,282
Bryn Mawr Bank Corp.	8,151	260,750
Camden National Corp.	5,226	249,489
Capital Bank Financial Corp. - Class A	8,665	278,233
Cardinal Financial Corp.	14,931	389,550
Carolina Financial Corp. (b)	5,566	124,344
Cathay General Bancorp	37,025	1,139,629
CenterState Banks, Inc.	21,605	383,057
Central Pacific Financial Corp.	15,142	381,427
Chemical Financial Corp.	32,430	1,431,136
Citizens & Northern Corp.	6,716	147,551
City Holding Co.	6,429	323,314
CNB Financial Corp.	6,782	143,507
CoBiz Financial, Inc.	17,832	237,344
Columbia Banking System, Inc.	28,451	930,917
Community Bank System, Inc.	20,283	975,815
Community Trust Bancorp, Inc.	8,162	302,892
ConnectOne Bancorp, Inc.	11,906	215,022
CU Bancorp (a)	8,163	186,198
Customers Bancorp, Inc. (a)	11,686	294,020
CVB Financial Corp.	50,002	880,535
Eagle Bancorp, Inc. (a)	15,010	740,443
Enterprise Bancorp, Inc. (b)	4,064	113,792

MSF-223

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Enterprise Financial Services Corp.	9,318	$291,188
Farmers Capital Bank Corp.	3,713	110,053
Farmers National Banc Corp.	13,414	144,603
FCB Financial Holdings, Inc. - Class A (a)	14,825	569,725
Fidelity Southern Corp.	10,827	199,109
Financial Institutions, Inc.	6,461	175,158
First BanCorp (a)	55,535	288,782
First Bancorp	8,573	169,660
First Bancorp, Inc.	5,308	127,233
First Busey Corp.	15,850	358,210
First Citizens BancShares, Inc. - Class A	3,585	1,053,596
First Commonwealth Financial Corp.	41,887	422,640
First Community Bancshares, Inc.	8,470	210,056
First Connecticut Bancorp, Inc.	7,629	135,720
First Financial Bancorp	28,214	616,194
First Financial Bankshares, Inc. (b)	30,167	1,099,285
First Financial Corp.	6,038	245,626
First Foundation, Inc. (a)	6,983	172,271
First Interstate BancSystem, Inc. - Class A	9,233	290,932
First Merchants Corp.	20,166	539,440
First Mid-Illinois Bancshares, Inc.	4,235	115,446
First Midwest Bancorp, Inc.	39,553	765,746
First of Long Island Corp. (The)	6,616	219,320
Flushing Financial Corp.	15,132	358,931
FNB Corp.	102,372	1,259,176
Franklin Financial Network, Inc. (a)	4,922	184,083
Fulton Financial Corp.	82,075	1,191,729
German American Bancorp, Inc.	6,759	263,128
Glacier Bancorp, Inc.	37,248	1,062,313
Great Southern Bancorp, Inc.	4,991	203,134
Great Western Bancorp, Inc.	28,884	962,415
Green Bancorp, Inc. (a)	11,285	123,345
Guaranty Bancorp	8,675	154,849
Hancock Holding Co.	37,825	1,226,665
Hanmi Financial Corp.	15,681	413,038
HarborOne Bancorp, Inc. (a)	15,086	237,755
Heartland Financial USA, Inc.	10,964	395,471
Heritage Commerce Corp.	10,489	114,750
Heritage Financial Corp.	17,398	312,294
Heritage Oaks Bancorp	11,367	93,209
Hilltop Holdings, Inc. (a)	34,409	772,826
Home BancShares, Inc.	58,980	1,227,374
HomeTrust Bancshares, Inc. (a)	10,270	189,995
Hope Bancorp, Inc.	59,993	1,042,078
Horizon Bancorp	5,200	152,776
Iberiabank Corp.	19,964	1,339,984
Independent Bank Corp.	11,863	199,654
Independent Bank Corp./Rockland Trust	12,760	690,188
Independent Bank Group, Inc.	4,644	205,125
International Bancshares Corp.	25,537	760,492
Investors Bancorp, Inc.	144,619	1,736,874
Lakeland Bancorp, Inc.	17,320	243,173
Lakeland Financial Corp.	12,208	432,407
LegacyTexas Financial Group, Inc.	22,230	703,135
Live Oak Bancshares, Inc.	10,388	149,795
Macatawa Bank Corp.	14,416	115,184
MainSource Financial Group, Inc.	10,246	255,638

Banks—(Continued)
MB Financial, Inc.	36,413	1,385,151
Mercantile Bank Corp.	8,647	232,172
MidWestOne Financial Group, Inc.	3,645	110,699
National Bank Holdings Corp. - Class A	12,889	301,216
National Bankshares, Inc. (b)	3,487	128,252
National Commerce Corp. (a)	4,628	125,234
NBT Bancorp, Inc.	20,117	661,246
Nicolet Bankshares, Inc. (a)	3,298	126,478
OFG Bancorp	19,884	201,027
Old National Bancorp	65,101	915,320
Old Second Bancorp, Inc.	14,296	118,800
Opus Bank	8,631	305,278
Pacific Continental Corp.	10,841	182,346
Pacific Premier Bancorp, Inc. (a)	12,610	333,661
Park National Corp.	6,727	645,792
Park Sterling Corp.	23,392	189,943
Peapack Gladstone Financial Corp.	6,672	149,520
Penns Woods Bancorp, Inc.	2,408	107,060
People’s Utah Bancorp	7,011	142,674
Peoples Bancorp, Inc.	10,141	249,367
Peoples Financial Services Corp. (b)	3,673	149,711
Pinnacle Financial Partners, Inc.	20,982	1,134,707
Preferred Bank	5,630	201,273
PrivateBancorp, Inc.	38,203	1,754,282
Prosperity Bancshares, Inc.	32,660	1,792,707
QCR Holdings, Inc.	5,811	184,441
Renasant Corp.	20,087	675,526
Republic Bancorp, Inc. - Class A	5,421	168,485
S&T Bancorp, Inc.	15,660	453,983
Sandy Spring Bancorp, Inc.	10,533	322,099
Seacoast Banking Corp. of Florida (a)	15,100	242,959
ServisFirst Bancshares, Inc. (b)	10,464	543,186
Sierra Bancorp	5,841	109,577
Simmons First National Corp. - Class A	13,943	695,756
South State Corp.	10,971	823,264
Southside Bancshares, Inc.	12,681	408,075
Southwest Bancorp, Inc.	9,007	171,043
State Bank Financial Corp.	16,379	373,769
Sterling Bancorp	61,931	1,083,792
Stock Yards Bancorp, Inc.	10,633	350,464
Stonegate Bank	5,132	173,205
Suffolk Bancorp	6,378	221,763
Sun Bancorp, Inc.	4,652	107,275
Texas Capital Bancshares, Inc. (a)	22,538	1,237,787
Tompkins Financial Corp.	7,424	567,268
Towne Bank	27,456	659,768
TriCo Bancshares	11,155	298,619
TriState Capital Holdings, Inc. (a)	11,422	184,465
Triumph Bancorp, Inc. (a)	7,480	148,403
Trustmark Corp.	33,957	935,855
UMB Financial Corp.	21,887	1,301,182
Umpqua Holdings Corp.	104,556	1,573,568
Union Bankshares Corp.	20,843	557,967
United Bankshares, Inc. (b)	32,641	1,229,586
United Community Banks, Inc.	34,521	725,631
Univest Corp. of Pennsylvania	12,133	283,427
Valley National Bancorp	120,885	1,176,211

MSF-224

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Washington Trust Bancorp, Inc.	7,713	$310,217
WashingtonFirst Bankshares, Inc.	4,432	109,072
Webster Financial Corp.	43,929	1,669,741
WesBanco, Inc.	20,241	665,524
West Bancorp, Inc.	8,036	157,506
Westamerica Bancorp (b)	12,513	636,661
Wintrust Financial Corp.	25,023	1,390,528
Yadkin Financial Corp.	24,582	646,261

		81,061,442

Beverages—0.2%
Boston Beer Co., Inc. (The) - Class A (a)	4,334	672,897
Coca-Cola Bottling Co. Consolidated	2,376	352,028
Craft Brew Alliance, Inc. (a)	6,593	124,146
MGP Ingredients, Inc.	5,440	220,429
National Beverage Corp. (a)	5,742	252,935
Primo Water Corp. (a)	10,997	133,394

		1,755,829

Biotechnology—5.1%
Acceleron Pharma, Inc. (a)	13,695	495,622
Achillion Pharmaceuticals, Inc. (a)	56,103	454,434
Acorda Therapeutics, Inc. (a)	20,455	427,100
Adamas Pharmaceuticals, Inc. (a)	7,040	115,526
Aduro Biotech, Inc. (a) (b)	18,643	231,732
Advaxis, Inc. (a) (b)	18,811	201,090
Agenus, Inc. (a)	38,088	273,472
Aimmune Therapeutics, Inc. (a)	14,043	210,645
Akebia Therapeutics, Inc. (a)	22,828	206,593
Alder Biopharmaceuticals, Inc. (a)	23,239	761,542
AMAG Pharmaceuticals, Inc. (a)	16,034	392,993
Amicus Therapeutics, Inc. (a) (b)	70,916	524,778
Ardelyx, Inc. (a)	12,919	167,172
Arena Pharmaceuticals, Inc. (a)	114,310	200,043
ARIAD Pharmaceuticals, Inc. (a)	87,547	1,198,518
Array BioPharma, Inc. (a)	64,536	435,618
Arrowhead Pharmaceuticals, Inc. (a) (b)	25,887	190,269
Atara Biotherapeutics, Inc. (a) (b)	11,963	255,889
Avexis, Inc. (a)	2,726	112,338
Axovant Sciences, Ltd. (a) (b)	13,161	184,254
Bellicum Pharmaceuticals, Inc. (a)	11,404	226,940
BioCryst Pharmaceuticals, Inc. (a)	42,881	189,105
BioSpecifics Technologies Corp. (a)	3,039	138,791
BioTime, Inc. (a) (b)	39,767	155,091
Bluebird Bio, Inc. (a) (b)	18,261	1,237,731
Blueprint Medicines Corp. (a)	10,512	312,206
Celldex Therapeutics, Inc. (a) (b)	47,742	192,878
Cepheid, Inc. (a)	35,601	1,875,817
Chimerix, Inc. (a)	24,745	137,087
Clovis Oncology, Inc. (a)	16,535	596,087
Coherus Biosciences, Inc. (a) (b)	15,243	408,208
Curis, Inc. (a)	63,039	164,532
Cytokinetics, Inc. (a)	18,716	171,813
CytomX Therapeutics, Inc. (a)	11,599	181,872
Dynavax Technologies Corp. (a) (b)	17,634	184,981
Eagle Pharmaceuticals, Inc. (a) (b)	4,073	285,110

Biotechnology—(Continued)
Emergent BioSolutions, Inc. (a)	15,717	495,557
Enanta Pharmaceuticals, Inc. (a)	7,598	202,183
Epizyme, Inc. (a)	20,920	205,853
Esperion Therapeutics, Inc. (a)	8,111	112,337
Exact Sciences Corp. (a)	50,476	937,339
Exelixis, Inc. (a)	111,773	1,429,577
FibroGen, Inc. (a)	24,972	516,920
Five Prime Therapeutics, Inc. (a)	13,422	704,521
Flexion Therapeutics, Inc. (a)	12,372	241,749
Foundation Medicine, Inc. (a)	7,156	167,093
Genomic Health, Inc. (a)	8,810	254,785
Geron Corp. (a) (b)	75,588	170,829
Global Blood Therapeutics, Inc. (a) (b)	7,789	179,536
Halozyme Therapeutics, Inc. (a) (b)	51,119	617,518
Heron Therapeutics, Inc. (a) (b)	18,692	322,063
Idera Pharmaceuticals, Inc. (a)	49,963	127,905
ImmunoGen, Inc. (a) (b)	48,008	128,661
Immunomedics, Inc. (a) (b)	49,803	161,860
Inovio Pharmaceuticals, Inc. (a) (b)	36,297	338,288
Insmed, Inc. (a)	30,343	440,580
Insys Therapeutics, Inc. (a) (b)	11,118	131,081
Invitae Corp. (a)	12,918	113,162
Ironwood Pharmaceuticals, Inc. (a)	63,682	1,011,270
Karyopharm Therapeutics, Inc. (a)	13,335	129,750
Keryx Biopharmaceuticals, Inc. (a) (b)	50,118	266,127
Kite Pharma, Inc. (a) (b)	19,210	1,073,071
La Jolla Pharmaceutical Co. (a)	6,436	153,112
Lexicon Pharmaceuticals, Inc. (a) (b)	23,843	430,843
Ligand Pharmaceuticals, Inc. (a) (b)	9,331	952,322
Lion Biotechnologies, Inc. (a)	25,388	208,943
Loxo Oncology, Inc. (a) (b)	7,131	186,690
MacroGenics, Inc. (a)	14,803	442,758
MannKind Corp. (a) (b)	169,958	105,374
MediciNova, Inc. (a)	16,493	123,533
Merrimack Pharmaceuticals, Inc. (a) (b)	64,388	408,864
MiMedx Group, Inc. (a) (b)	48,233	413,839
Minerva Neurosciences, Inc. (a) (b)	10,917	154,093
Momenta Pharmaceuticals, Inc. (a)	32,218	376,628
Myriad Genetics, Inc. (a)	33,438	688,154
Natera, Inc. (a)	13,813	153,462
NewLink Genetics Corp. (a)	11,288	169,546
Novavax, Inc. (a) (b)	138,764	288,629
OncoMed Pharmaceuticals, Inc. (a)	9,560	109,271
Ophthotech Corp. (a)	15,006	692,227
Organovo Holdings, Inc. (a) (b)	45,372	171,960
Otonomy, Inc. (a)	12,561	228,485
OvaScience, Inc. (a) (b)	18,222	130,470
PDL BioPharma, Inc.	77,531	259,729
Portola Pharmaceuticals, Inc. (a)	23,603	536,024
Progenics Pharmaceuticals, Inc. (a)	32,263	204,225
Prothena Corp. plc (a)	16,405	983,808
PTC Therapeutics, Inc. (a)	15,786	221,162
Puma Biotechnology, Inc. (a)	12,406	831,822
Radius Health, Inc. (a)	15,372	831,471
Raptor Pharmaceutical Corp. (a) (b)	39,815	357,141
REGENXBIO, Inc. (a) (b)	11,312	158,481

MSF-225

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Repligen Corp. (a)	15,913	$480,413
Retrophin, Inc. (a)	16,403	367,099
Rigel Pharmaceuticals, Inc. (a)	44,752	164,240
Sage Therapeutics, Inc. (a)	14,728	678,224
Sangamo Biosciences, Inc. (a)	31,616	146,382
Sarepta Therapeutics, Inc. (a) (b)	21,304	1,308,279
Seres Therapeutics, Inc. (a) (b)	9,150	112,454
Sorrento Therapeutics, Inc. (a)	14,314	110,790
Spark Therapeutics, Inc. (a) (b)	9,557	573,993
Spectrum Pharmaceuticals, Inc. (a)	40,647	189,821
Synergy Pharmaceuticals, Inc. (a) (b)	91,913	506,441
TESARO, Inc. (a) (b)	12,733	1,276,356
TG Therapeutics, Inc. (a) (b)	16,876	130,620
Tobira Therapeutics, Inc. (a)	4,660	185,188
Trevena, Inc. (a)	24,287	163,937
Ultragenyx Pharmaceutical, Inc. (a)	17,507	1,241,947
Vanda Pharmaceuticals, Inc. (a)	20,273	337,343
Versartis, Inc. (a)	12,818	157,021
XBiotech, Inc. (a) (b)	9,412	126,686
Xencor, Inc. (a)	16,674	408,346
ZIOPHARM Oncology, Inc. (a) (b)	61,375	345,541

		43,961,679

Building Products—1.1%
AAON, Inc.	19,095	550,318
Advanced Drainage Systems, Inc.	15,729	378,440
American Woodmark Corp. (a)	6,699	539,738
Apogee Enterprises, Inc.	13,684	611,538
Armstrong Flooring, Inc. (a)	11,681	220,537
Builders FirstSource, Inc. (a)	41,041	472,382
Caesarstone, Ltd. (a)	11,687	440,717
Continental Building Products, Inc. (a)	17,313	363,400
CSW Industrials, Inc. (a)	6,168	199,782
Gibraltar Industries, Inc. (a)	14,856	551,900
Griffon Corp.	14,438	245,590
Insteel Industries, Inc.	9,958	360,878
Masonite International Corp. (a)	14,468	899,476
NCI Building Systems, Inc. (a)	13,110	191,275
Patrick Industries, Inc. (a)	7,120	440,870
PGT, Inc. (a)	22,494	240,011
Ply Gem Holdings, Inc. (a)	11,295	150,901
Quanex Building Products Corp.	17,697	305,450
Simpson Manufacturing Co., Inc.	19,498	856,937
Trex Co., Inc. (a)	14,671	861,481
Universal Forest Products, Inc.	9,556	941,171

		9,822,792

Capital Markets—1.2%
Arlington Asset Investment Corp. - Class A (b)	10,056	148,728
BGC Partners, Inc. - Class A	106,454	931,472
Cohen & Steers, Inc.	9,693	414,376
Cowen Group, Inc. - Class A (a)	52,786	191,613
Diamond Hill Investment Group, Inc.	1,546	285,685
Evercore Partners, Inc. - Class A	19,079	982,759
Financial Engines, Inc.	25,168	747,741
Gain Capital Holdings, Inc.	20,006	123,637

Capital Markets—(Continued)
Greenhill & Co., Inc.	13,790	325,030
Houlihan Lokey, Inc.	5,655	141,658
International FCStone, Inc. (a)	7,668	297,902
Investment Technology Group, Inc.	17,949	307,646
Janus Capital Group, Inc.	67,529	946,081
KCG Holdings, Inc. - Class A (a)	26,254	407,725
Ladenburg Thalmann Financial Services, Inc. (a) (b)	51,479	118,916
Moelis & Co. - Class A	8,425	226,548
OM Asset Management plc	20,265	281,886
Piper Jaffray Cos. (a)	7,063	341,143
PJT Partners, Inc. - Class A	7,794	212,542
Safeguard Scientifics, Inc. (a)	10,084	130,689
Stifel Financial Corp. (a)	31,775	1,221,749
Virtu Financial, Inc. - Class A	12,905	193,188
Virtus Investment Partners, Inc.	2,481	242,791
Waddell & Reed Financial, Inc. - Class A	38,993	708,113
Westwood Holdings Group, Inc.	4,941	262,417
WisdomTree Investments, Inc. (b)	53,688	552,450

		10,744,485

Chemicals—2.4%
A. Schulman, Inc.	12,704	369,940
American Vanguard Corp.	14,887	239,085
Balchem Corp.	15,291	1,185,511
Calgon Carbon Corp.	26,333	399,472
Chase Corp.	3,533	244,201
Chemours Co. (The)	89,108	1,425,728
Chemtura Corp. (a)	31,150	1,022,031
Ferro Corp. (a)	40,624	561,017
Flotek Industries, Inc. (a) (b)	28,523	414,724
FutureFuel Corp.	10,195	115,000
GCP Applied Technologies, Inc. (a)	34,475	976,332
Hawkins, Inc.	4,778	207,031
HB Fuller Co.	23,919	1,111,516
Ingevity Corp. (a)	20,745	956,344
Innophos Holdings, Inc.	9,884	385,773
Innospec, Inc.	11,303	687,335
KMG Chemicals, Inc.	5,294	149,979
Koppers Holdings, Inc. (a)	10,265	330,328
Kraton Performance Polymers, Inc. (a)	14,021	491,296
Minerals Technologies, Inc.	16,456	1,163,275
Olin Corp.	80,173	1,645,150
OMNOVA Solutions, Inc. (a)	22,821	192,609
PolyOne Corp.	39,392	1,331,843
Quaker Chemical Corp.	6,591	698,185
Rayonier Advanced Materials, Inc.	19,176	256,383
Sensient Technologies Corp.	20,810	1,577,398
Stepan Co.	9,222	670,071
TerraVia Holdings, Inc. (a) (b)	47,576	130,834
Trecora Resources (a)	10,819	123,553
Tredegar Corp.	13,367	248,493
Trinseo S.A.	14,013	792,575
Tronox, Ltd. - Class A	30,359	284,464

		20,387,476

MSF-226

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—2.2%
ABM Industries, Inc.	25,771	$1,023,109
ACCO Brands Corp. (a)	52,031	501,579
Brady Corp. - Class A	22,732	786,754
Brink’s Co. (The)	21,829	809,419
Casella Waste Systems, Inc. - Class A (a)	20,153	207,576
Ceco Environmental Corp.	14,983	169,008
Deluxe Corp.	23,575	1,575,281
Ennis, Inc.	14,123	237,973
Essendant, Inc.	18,301	375,536
G&K Services, Inc. - Class A	9,849	940,481
Healthcare Services Group, Inc.	33,776	1,336,854
Herman Miller, Inc.	28,305	809,523
HNI Corp.	22,606	899,719
InnerWorkings, Inc. (a)	18,741	176,540
Interface, Inc.	31,333	522,948
Kimball International, Inc. - Class B	16,738	216,590
Knoll, Inc.	23,781	543,396
Matthews International Corp. - Class A	15,251	926,651
McGrath RentCorp	10,515	333,431
Mobile Mini, Inc.	20,245	611,399
MSA Safety, Inc.	15,204	882,440
Multi-Color Corp.	6,168	407,088
Quad/Graphics, Inc.	13,076	349,391
SP Plus Corp. (a)	8,683	222,024
Steelcase, Inc. - Class A	42,340	588,103
Team, Inc. (a)	14,183	463,926
Tetra Tech, Inc. (e)	27,830	987,130
U.S. Ecology, Inc.	10,067	451,404
UniFirst Corp.	7,187	947,678
Viad Corp.	8,932	329,323
VSE Corp.	4,190	142,418
West Corp.	20,298	448,180

		19,222,872

Communications Equipment—1.8%
ADTRAN, Inc.	24,190	462,997
Applied Optoelectronics, Inc. (a) (b)	8,622	191,495
Bel Fuse, Inc. - Class B	4,719	113,917
Black Box Corp.	8,122	112,896
CalAmp Corp. (a)	19,380	270,351
Calix, Inc. (a)	19,494	143,281
Ciena Corp. (a)	66,636	1,452,665
Clearfield, Inc. (a) (b)	6,024	113,251
Comtech Telecommunications Corp.	11,475	146,995
Digi International, Inc. (a)	12,500	142,500
Extreme Networks, Inc. (a)	50,414	226,359
Finisar Corp. (a)	50,382	1,501,383
Harmonic, Inc. (a)	42,437	251,651
Infinera Corp. (a)	66,643	601,786
InterDigital, Inc.	17,110	1,355,112
Ixia (a)	28,748	359,350
Lumentum Holdings, Inc. (a)	24,695	1,031,510
NETGEAR, Inc. (a)	14,969	905,475
NetScout Systems, Inc. (a)	43,077	1,260,002
Oclaro, Inc. (a)	49,350	421,942
Plantronics, Inc.	15,665	813,953

Communications Equipment—(Continued)
ShoreTel, Inc. (a)	28,961	231,688
Silicom, Ltd.	2,937	121,592
Sonus Networks, Inc. (a)	24,015	186,837
Ubiquiti Networks, Inc. (a) (b)	12,458	666,503
ViaSat, Inc. (a)	21,021	1,569,218
Viavi Solutions, Inc. (a)	114,315	844,788

		15,499,497

Construction & Engineering—0.8%
Aegion Corp. (a)	17,495	333,630
Argan, Inc.	6,140	363,427
Comfort Systems USA, Inc.	17,796	521,601
Dycom Industries, Inc. (a)	14,939	1,221,711
EMCOR Group, Inc.	29,573	1,763,142
Granite Construction, Inc.	19,068	948,442
Great Lakes Dredge & Dock Corp. (a)	30,133	105,466
MasTec, Inc. (a)	32,059	953,435
MYR Group, Inc. (a)	6,874	206,907
NV5 Global, Inc. (a)	3,969	128,238
Primoris Services Corp.	17,845	367,607
Tutor Perini Corp. (a)	19,192	412,052

		7,325,658

Construction Materials—0.2%
Headwaters, Inc. (a)	34,173	578,207
Summit Materials, Inc. - Class A (a)	37,026	686,833
U.S. Concrete, Inc. (a)	7,217	332,451

		1,597,491

Consumer Finance—0.5%
Encore Capital Group, Inc. (a)	12,804	287,834
Enova International, Inc. (a)	13,048	126,305
EZCORP, Inc. - Class A (a)	25,543	282,506
FirstCash, Inc.	22,224	1,046,306
Green Dot Corp. - Class A (a)	21,594	497,958
LendingClub Corp. (a) (b)	161,286	996,747
Nelnet, Inc. - Class A	9,125	368,376
PRA Group, Inc. (a)	22,334	771,416
Regional Management Corp. (a)	5,771	124,942
World Acceptance Corp. (a)	3,560	174,582

		4,676,972

Containers & Packaging—0.1%
AEP Industries, Inc.	1,974	215,896
Greif, Inc. - Class A	12,112	600,634
Greif, Inc. - Class B (b)	2,277	137,963
Multi Packaging Solutions International, Ltd. (a)	9,350	134,734
Myers Industries, Inc.	13,337	173,248

		1,262,475

Distributors—0.1%
Core-Mark Holding Co., Inc.	22,876	818,961

Diversified Consumer Services—0.9%
American Public Education, Inc. (a)	8,921	176,725

MSF-227

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Apollo Education Group, Inc. (a)	44,173	$351,175
Ascent Capital Group, Inc. - Class A (a)	5,335	123,612
Bright Horizons Family Solutions, Inc. (a)	21,377	1,429,908
Capella Education Co.	5,633	326,939
Career Education Corp. (a)	35,115	238,431
Carriage Services, Inc.	9,414	222,641
Chegg, Inc. (a)	36,609	259,558
DeVry Education Group, Inc. (b)	29,702	684,928
Grand Canyon Education, Inc. (a)	22,843	922,629
Houghton Mifflin Harcourt Co. (a)	59,125	792,866
K12, Inc. (a)	17,337	248,786
LifeLock, Inc. (a)	38,744	655,548
Regis Corp. (a)	18,180	228,159
Sotheby’s (b)	23,893	908,412
Strayer Education, Inc. (a)	5,524	257,860
Weight Watchers International, Inc. (a) (b)	13,493	139,248

		7,967,425

Diversified Financial Services—0.1%
FNFV Group (a)	30,326	378,468
NewStar Financial, Inc. (a)	12,166	118,132
On Deck Capital, Inc. (a) (b)	25,577	145,789
PICO Holdings, Inc. (a)	12,147	143,213

		785,602

Diversified Telecommunication Services—0.6%
ATN International, Inc.	4,754	309,200
Cincinnati Bell, Inc. (a)	97,588	398,159
Cogent Communications Holdings, Inc.	19,575	720,556
Consolidated Communications Holdings, Inc.	24,229	611,540
FairPoint Communications, Inc. (a)	11,602	174,378
General Communication, Inc. - Class A (a)	16,537	227,384
Globalstar, Inc. (a) (b)	221,510	268,027
IDT Corp. - Class B	8,438	145,471
Inteliquent, Inc.	16,025	258,644
Iridium Communications, Inc. (a) (b)	38,356	311,067
Lumos Networks Corp. (a)	8,396	117,544
ORBCOMM, Inc. (a)	31,662	324,535
pdvWireless, Inc. (a)	3,369	77,150
Straight Path Communications, Inc. - Class B (a) (b)	4,955	126,898
Vonage Holdings Corp. (a)	86,416	571,210
Windstream Holdings, Inc. (b)	47,088	473,234

		5,114,997

Electric Utilities—1.1%
ALLETE, Inc.	23,439	1,397,433
El Paso Electric Co.	18,779	878,294
Empire District Electric Co. (The)	22,766	777,231
IDACORP, Inc.	24,442	1,913,320
MGE Energy, Inc.	16,879	953,832
Otter Tail Corp.	18,873	652,817
PNM Resources, Inc.	38,721	1,266,951
Portland General Electric Co.	43,293	1,843,849

		9,683,727

Electrical Equipment—0.7%
Atkore International Group, Inc. (a)	12,701	238,017
AZZ, Inc.	12,522	817,311
Babcock & Wilcox Enterprises, Inc. (a)	22,628	373,362
Encore Wire Corp.	10,537	387,446
Energous Corp. (a) (b)	7,743	151,840
EnerSys	21,009	1,453,613
Generac Holdings, Inc. (a)	30,218	1,096,913
General Cable Corp.	24,951	373,766
LSI Industries, Inc.	10,801	121,295
Plug Power, Inc. (a) (b)	84,766	144,950
Powell Industries, Inc.	4,404	176,380
Sunrun, Inc. (a)	34,164	215,233
Thermon Group Holdings, Inc. (a)	15,847	312,978

		5,863,104

Electronic Equipment, Instruments & Components—2.6%
Anixter International, Inc. (a)	13,642	879,909
AVX Corp.	21,871	301,601
Badger Meter, Inc.	13,640	457,076
Belden, Inc.	19,822	1,367,520
Benchmark Electronics, Inc. (a)	24,418	609,229
Coherent, Inc. (a)	11,761	1,300,061
Control4 Corp. (a)	10,604	130,217
CTS Corp.	15,701	292,039
Daktronics, Inc.	18,513	176,614
DTS, Inc.	9,298	395,537
ePlus, Inc. (a)	2,743	258,967
Fabrinet (a)	17,507	780,637
FARO Technologies, Inc. (a)	8,551	307,408
II-VI, Inc. (a)	29,121	708,514
Insight Enterprises, Inc. (a) (e)	16,366	532,713
InvenSense, Inc. (a)	34,992	259,641
Itron, Inc. (a)	16,214	904,093
Kimball Electronics, Inc. (a)	14,109	195,551
Knowles Corp. (a)	43,119	605,822
Littelfuse, Inc.	10,673	1,374,789
Mesa Laboratories, Inc.	1,474	168,567
Methode Electronics, Inc.	17,959	628,026
MTS Systems Corp.	7,482	344,397
Novanta, Inc. (a)	13,298	230,720
OSI Systems, Inc. (a)	7,869	514,475
Park Electrochemical Corp.	10,569	183,584
PC Connection, Inc.	5,366	141,770
Plexus Corp. (a) (e)	15,422	721,441
Rofin-Sinar Technologies, Inc. (a)	13,337	429,185
Rogers Corp. (a)	8,965	547,582
Sanmina Corp. (a)	35,180	1,001,575
ScanSource, Inc. (a)	10,918	398,507
SYNNEX Corp.	14,237	1,624,584
Tech Data Corp. (a)	16,978	1,438,206
TTM Technologies, Inc. (a)	35,998	412,177
Universal Display Corp. (a)	20,124	1,117,083
Vishay Intertechnology, Inc.	66,423	935,900
Vishay Precision Group, Inc. (a)	6,515	104,435

		22,780,152

MSF-228

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—1.0%
Archrock, Inc.	34,795	$455,119
Atwood Oceanics, Inc. (b)	30,662	266,453
Bristow Group, Inc.	17,044	238,957
CARBO Ceramics, Inc. (b)	13,695	149,823
Exterran Corp. (a)	14,849	232,832
Fairmount Santrol Holdings, Inc. (a) (b)	38,015	322,367
Forum Energy Technologies, Inc. (a)	29,182	579,555
Geospace Technologies Corp. (a)	8,328	162,229
Helix Energy Solutions Group, Inc. (a)	51,612	419,606
Matrix Service Co. (a)	14,196	266,317
McDermott International, Inc. (a)	116,414	583,234
Natural Gas Services Group, Inc. (a)	6,643	163,351
Newpark Resources, Inc. (a)	44,365	326,526
Oil States International, Inc. (a)	24,545	774,886
Parker Drilling Co. (a)	59,681	129,508
PHI, Inc. (a)	6,426	116,760
Pioneer Energy Services Corp. (a)	42,051	169,886
SEACOR Holdings, Inc. (a)	7,977	474,552
Seadrill, Ltd. (a) (b)	188,659	447,122
Tesco Corp.	19,926	162,596
TETRA Technologies, Inc. (a)	41,173	251,567
U.S. Silica Holdings, Inc.	30,347	1,412,956
Unit Corp. (a)	24,655	458,583

		8,564,785

Equity Real Estate Investment Trusts—7.5%
Acadia Realty Trust	38,553	1,397,161
Agree Realty Corp.	11,290	558,178
Alexander’s, Inc.	1,029	431,768
American Assets Trust, Inc.	19,187	832,332
Armada Hoffler Properties, Inc.	19,662	263,471
Ashford Hospitality Prime, Inc.	14,521	204,746
Ashford Hospitality Trust, Inc.	39,201	230,894
Bluerock Residential Growth REIT, Inc.	9,427	122,551
CareTrust REIT, Inc.	27,942	412,983
CatchMark Timber Trust, Inc. - Class A	19,002	222,133
CBL & Associates Properties, Inc.	82,772	1,004,852
Cedar Realty Trust, Inc.	37,954	273,269
Chatham Lodging Trust	18,798	361,861
Chesapeake Lodging Trust	28,075	642,917
City Office REIT, Inc. (b)	10,122	128,853
Colony Starwood Homes	31,797	912,574
Community Healthcare Trust, Inc.	6,730	147,522
CorEnergy Infrastructure Trust, Inc.	5,980	175,393
CoreSite Realty Corp.	16,325	1,208,703
Cousins Properties, Inc.	98,750	1,030,950
DiamondRock Hospitality Co.	101,168	920,629
DuPont Fabros Technology, Inc.	36,270	1,496,137
Easterly Government Properties, Inc.	16,288	310,775
EastGroup Properties, Inc.	15,137	1,113,478
Education Realty Trust, Inc.	35,414	1,527,760
FelCor Lodging Trust, Inc.	66,829	429,710
First Industrial Realty Trust, Inc.	56,517	1,594,910
First Potomac Realty Trust	27,829	254,635
Four Corners Property Trust, Inc.	29,818	636,018
Franklin Street Properties Corp.	48,177	607,030

Equity Real Estate Investment Trusts—(Continued)
Geo Group, Inc. (The) (b)	35,110	834,916
Getty Realty Corp.	13,449	321,835
Gladstone Commercial Corp.	10,038	187,008
Global Net Lease, Inc. (b)	80,310	655,330
Government Properties Income Trust	33,503	757,838
Gramercy Property Trust	205,223	1,978,350
Healthcare Realty Trust, Inc.	55,310	1,883,859
Hersha Hospitality Trust	21,188	381,808
Hudson Pacific Properties, Inc.	45,412	1,492,692
Independence Realty Trust, Inc. (b)	21,185	190,665
InfraREIT, Inc. (a)	19,986	362,546
Investors Real Estate Trust	56,725	337,514
iStar, Inc. (a)	31,393	336,847
Kite Realty Group Trust	38,990	1,080,803
LaSalle Hotel Properties	53,022	1,265,635
Lexington Realty Trust	112,246	1,156,134
LTC Properties, Inc.	17,896	930,413
Mack-Cali Realty Corp.	43,539	1,185,132
Medical Properties Trust, Inc.	114,839	1,696,172
Monmouth Real Estate Investment Corp.	28,489	406,538
Monogram Residential Trust, Inc.	82,552	878,353
National Health Investors, Inc.	17,654	1,385,486
National Storage Affiliates Trust	17,510	366,659
New Senior Investment Group, Inc.	40,485	467,197
New York REIT, Inc.	81,130	742,339
NexPoint Residential Trust, Inc.	9,072	178,356
NorthStar Realty Europe Corp.	30,012	328,631
One Liberty Properties, Inc.	6,290	151,966
Parkway Properties, Inc.	38,318	651,789
Pebblebrook Hotel Trust	33,791	898,841
Pennsylvania Real Estate Investment Trust	32,570	750,087
Physicians Realty Trust	63,878	1,375,932
Potlatch Corp.	19,692	765,822
Preferred Apartment Communities, Inc. - Class A	11,149	150,623
PS Business Parks, Inc.	9,635	1,094,247
QTS Realty Trust, Inc. - Class A	22,822	1,206,143
RAIT Financial Trust	39,654	134,031
Ramco-Gershenson Properties Trust	37,976	711,670
Retail Opportunity Investments Corp.	52,344	1,149,474
Rexford Industrial Realty, Inc.	31,246	715,221
RLJ Lodging Trust	58,062	1,221,044
Ryman Hospitality Properties, Inc.	20,440	984,390
Sabra Health Care REIT, Inc.	29,659	746,814
Saul Centers, Inc.	4,228	281,585
Select Income REIT	31,114	836,967
Seritage Growth Properties - Class A (b)	11,383	576,890
Silver Bay Realty Trust Corp.	16,953	297,186
STAG Industrial, Inc.	33,732	826,771
Summit Hotel Properties, Inc.	40,984	539,349
Sunstone Hotel Investors, Inc.	105,917	1,354,678
Terreno Realty Corp.	20,992	577,490
Tier REIT, Inc.	22,342	344,960
UMH Properties, Inc.	11,462	136,627
Universal Health Realty Income Trust	6,109	384,989
Urban Edge Properties	43,765	1,231,547
Urstadt Biddle Properties, Inc. - Class A	13,207	293,460
Washington Prime Group, Inc.	90,826	1,124,426

MSF-229

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Washington Real Estate Investment Trust	34,947	$1,087,551
Whitestone REIT	16,717	232,032
Xenia Hotels & Resorts, Inc.	53,296	809,033

		64,886,884

Food & Staples Retailing—0.5%
Andersons, Inc. (The)	13,251	479,421
Chefs’ Warehouse, Inc. (The) (a)	8,577	95,548
Ingles Markets, Inc. - Class A	6,173	244,080
Performance Food Group Co. (a)	18,393	456,146
Pricesmart, Inc.	9,802	821,016
Smart & Final Stores, Inc. (a) (b)	12,072	154,159
SpartanNash Co.	16,917	489,240
SUPERVALU, Inc. (a)	122,481	611,180
United Natural Foods, Inc. (a)	23,843	954,674
Village Super Market, Inc. - Class A	3,674	117,605
Weis Markets, Inc.	4,490	237,970

		4,661,039

Food Products—1.4%
AdvancePierre Foods Holdings, Inc.	15,041	414,530
Amplify Snack Brands, Inc. (a) (b)	14,688	237,946
B&G Foods, Inc.	31,647	1,556,399
Cal-Maine Foods, Inc. (b)	14,936	575,633
Calavo Growers, Inc.	7,353	481,107
Darling Ingredients, Inc. (a)	78,508	1,060,643
Dean Foods Co.	44,397	728,111
Farmer Bros Co. (a)	3,967	141,027
Fresh Del Monte Produce, Inc.	15,644	937,076
Freshpet, Inc. (a) (b)	10,616	91,828
J&J Snack Foods Corp.	6,995	833,244
John B Sanfilippo & Son, Inc.	4,642	238,274
Lancaster Colony Corp.	9,036	1,193,565
Landec Corp. (a)	14,010	187,874
Limoneira Co. (b)	6,121	115,687
Omega Protein Corp. (a)	11,349	265,226
Sanderson Farms, Inc. (b)	9,453	910,608
Seaboard Corp. (a)	132	454,080
Snyder’s-Lance, Inc.	39,103	1,313,079
Tootsie Roll Industries, Inc. (b)	9,390	345,834

		12,081,771

Gas Utilities—1.1%
Chesapeake Utilities Corp.	6,975	425,894
New Jersey Resources Corp.	41,016	1,347,786
Northwest Natural Gas Co.	13,257	796,878
ONE Gas, Inc.	24,719	1,528,623
South Jersey Industries, Inc.	37,607	1,111,287
Southwest Gas Corp.	22,906	1,600,213
Spire, Inc.	21,579	1,375,445
WGL Holdings, Inc.	24,423	1,531,322

		9,717,448

Health Care Equipment & Supplies—3.2%
Abaxis, Inc.	11,146	575,357

Health Care Equipment & Supplies—(Continued)
Accuray, Inc. (a) (b)	37,218	237,079
Analogic Corp.	6,383	565,534
AngioDynamics, Inc. (a)	13,423	235,439
Anika Therapeutics, Inc. (a)	7,087	339,113
AtriCure, Inc. (a)	16,270	257,391
Atrion Corp.	822	350,665
AxoGen, Inc. (a)	13,718	123,874
Cantel Medical Corp.	16,951	1,321,839
Cardiovascular Systems, Inc. (a)	14,951	354,937
Cerus Corp. (a) (b)	58,326	362,204
ConforMIS, Inc. (a)	19,621	194,640
CONMED Corp.	14,604	585,036
CryoLife, Inc.	17,220	302,555
Cynosure, Inc. - Class A (a)	11,463	583,925
Endologix, Inc. (a) (b)	44,063	564,006
Exactech, Inc. (a)	5,785	156,369
GenMark Diagnostics, Inc. (a)	19,362	228,472
Glaukos Corp. (a)	8,646	326,300
Globus Medical, Inc. - Class A (a)	34,489	778,417
Haemonetics Corp. (a)	23,946	867,085
Halyard Health, Inc. (a)	23,074	799,745
ICU Medical, Inc. (a)	7,246	915,750
Inogen, Inc. (a)	7,470	447,453
Insulet Corp. (a)	27,643	1,131,704
Integer Holdings Corp. (a)	15,275	331,315
Integra LifeSciences Holdings Corp. (a)	14,525	1,199,039
Invacare Corp.	15,930	177,938
InVivo Therapeutics Holdings Corp. (a) (b)	18,522	125,950
K2M Group Holdings, Inc. (a)	13,487	239,799
LeMaitre Vascular, Inc.	7,651	151,796
Masimo Corp. (a)	19,860	1,181,471
Meridian Bioscience, Inc.	22,552	435,028
Merit Medical Systems, Inc. (a)	21,638	525,587
Natus Medical, Inc. (a)	16,472	647,185
Neogen Corp. (a)	17,828	997,298
Nevro Corp. (a)	11,810	1,232,846
Novocure, Ltd. (a)	25,960	221,698
NuVasive, Inc. (a)	24,181	1,611,906
NxStage Medical, Inc. (a)	30,508	762,395
OraSure Technologies, Inc. (a)	29,491	235,043
Orthofix International NV (a)	9,598	410,506
Oxford Immunotec Global plc (a) (b)	12,520	157,251
Penumbra, Inc. (a)	12,555	954,054
Quidel Corp. (a)	13,903	307,117
Rockwell Medical, Inc. (a) (b)	30,372	203,492
Spectranetics Corp. (The) (a)	21,548	540,639
STAAR Surgical Co. (a) (b)	19,419	182,539
SurModics, Inc. (a)	6,159	185,324
Utah Medical Products, Inc.	2,002	119,720
Vascular Solutions, Inc. (a)	8,462	408,122
Wright Medical Group NV (a)	50,705	1,243,794
Zeltiq Aesthetics, Inc. (a) (b)	17,712	694,665

		28,088,406

Health Care Providers & Services—2.2%
Aceto Corp.	15,842	300,840
Addus HomeCare Corp. (a)	4,191	109,637

MSF-230

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Adeptus Health, Inc. - Class A (a) (b)	6,300	$271,215
Air Methods Corp. (a) (b)	18,730	589,808
Almost Family, Inc. (a)	4,667	171,606
Amedisys, Inc. (a)	13,972	662,832
AMN Healthcare Services, Inc. (a)	23,983	764,338
BioScrip, Inc. (a)	61,605	178,038
BioTelemetry, Inc. (a)	15,006	278,661
Capital Senior Living Corp. (a)	14,260	239,568
Chemed Corp.	7,919	1,117,133
Civitas Solutions, Inc. (a)	6,456	117,887
Community Health Systems, Inc. (a) (b)	54,438	628,214
Corvel Corp. (a)	5,325	204,480
Cross Country Healthcare, Inc. (a)	16,495	194,311
Diplomat Pharmacy, Inc. (a) (b)	22,308	624,847
Ensign Group, Inc. (The)	24,374	490,649
HealthEquity, Inc. (a)	21,384	809,384
HealthSouth Corp.	42,354	1,718,302
Healthways, Inc. (a)	16,239	429,684
Kindred Healthcare, Inc.	40,056	409,372
Landauer, Inc.	5,165	229,739
LHC Group, Inc. (a)	6,847	252,517
Magellan Health, Inc. (a)	12,415	667,058
Molina Healthcare, Inc. (a)	21,194	1,236,034
National Healthcare Corp.	5,246	346,184
Owens & Minor, Inc.	31,238	1,084,896
PharMerica Corp. (a)	16,508	463,380
Providence Service Corp. (The) (a)	6,975	339,194
RadNet, Inc. (a)	21,044	155,726
Select Medical Holdings Corp. (a)	52,961	714,973
Surgery Partners, Inc. (a)	12,495	252,899
Surgical Care Affiliates, Inc. (a)	13,303	648,654
Team Health Holdings, Inc. (a)	32,172	1,047,520
Teladoc, Inc. (a) (b)	11,307	207,031
Triple-S Management Corp. - Class B (a)	12,074	264,783
U.S. Physical Therapy, Inc.	6,011	376,890
Universal American Corp.	21,072	161,201

		18,759,485

Health Care Technology—0.6%
Computer Programs & Systems, Inc. (b)	5,856	152,607
Cotiviti Holdings, Inc. (a)	6,657	223,209
Evolent Health, Inc. - Class A (a)	7,002	172,389
HealthStream, Inc. (a)	12,016	331,642
HMS Holdings Corp. (a)	40,747	903,361
Medidata Solutions, Inc. (a)	26,132	1,457,120
Omnicell, Inc. (a)	16,746	641,372
Press Ganey Holdings, Inc. (a)	11,111	448,884
Quality Systems, Inc.	24,814	280,895
Vocera Communications, Inc. (a)	11,244	190,024

		4,801,503

Hotels, Restaurants & Leisure—2.8%
Belmond, Ltd. - Class A (a)	38,098	484,226
Biglari Holdings, Inc. (a)	528	230,219
BJ’s Restaurants, Inc. (a)	11,541	410,283
Bloomin’ Brands, Inc.	57,635	993,627

Hotels, Restaurants & Leisure—(Continued)
Bob Evans Farms, Inc.	8,975	343,743
Boyd Gaming Corp. (a)	40,615	803,365
Buffalo Wild Wings, Inc. (a)	8,962	1,261,312
Caesars Acquisition Co. - Class A (a)	23,146	287,473
Caesars Entertainment Corp. (a) (b)	25,824	192,389
Carrols Restaurant Group, Inc. (a)	17,458	230,620
Cheesecake Factory, Inc. (The)	22,672	1,134,960
Churchill Downs, Inc.	6,613	967,813
Chuy’s Holdings, Inc. (a)	8,272	231,120
ClubCorp Holdings, Inc.	32,025	463,402
Cracker Barrel Old Country Store, Inc. (b)	9,084	1,201,087
Dave & Buster’s Entertainment, Inc. (a)	18,558	727,102
Del Frisco’s Restaurant Group, Inc. (a)	12,052	162,340
Del Taco Restaurants, Inc. (a)	10,164	121,155
Denny’s Corp. (a)	39,857	426,071
DineEquity, Inc.	8,597	680,796
El Pollo Loco Holdings, Inc. (a) (b)	10,816	136,173
Eldorado Resorts, Inc. (a) (b)	14,157	199,047
Fiesta Restaurant Group, Inc. (a)	13,371	320,904
International Speedway Corp. - Class A	12,935	432,288
Interval Leisure Group, Inc.	53,999	927,163
Intrawest Resorts Holdings, Inc. (a) (b)	8,831	143,239
Isle of Capri Casinos, Inc. (a)	12,013	267,650
Jack in the Box, Inc.	15,472	1,484,384
La Quinta Holdings, Inc. (a)	43,635	487,839
Marcus Corp. (The)	9,550	239,132
Marriott Vacations Worldwide Corp.	10,700	784,524
Monarch Casino & Resort, Inc. (a)	5,265	132,520
Papa John’s International, Inc.	13,488	1,063,529
Penn National Gaming, Inc. (a)	39,538	536,531
Pinnacle Entertainment, Inc. (a)	28,622	353,195
Planet Fitness, Inc. - Class A (a)	9,806	196,806
Popeyes Louisiana Kitchen, Inc. (a)	11,051	587,250
Potbelly Corp. (a)	12,520	155,624
Red Robin Gourmet Burgers, Inc. (a)	7,619	342,398
Red Rock Resorts, Inc. - Class A	13,488	318,182
Ruth’s Hospitality Group, Inc.	17,912	252,917
Scientific Games Corp. - Class A (a) (b)	23,377	263,459
SeaWorld Entertainment, Inc.	32,101	432,721
Shake Shack, Inc. - Class A (a) (b)	7,924	274,725
Sonic Corp.	24,157	632,430
Speedway Motorsports, Inc.	7,078	126,413
Texas Roadhouse, Inc.	31,030	1,211,101
Wingstop, Inc. (b)	8,064	236,275
Zoe’s Kitchen, Inc. (a) (b)	9,191	203,948

		24,095,470

Household Durables—1.3%
Bassett Furniture Industries, Inc.	5,374	124,945
Beazer Homes USA, Inc. (a)	13,700	159,742
Cavco Industries, Inc. (a)	4,452	440,971
Century Communities, Inc. (a)	7,561	162,637
CSS Industries, Inc.	4,201	107,462
Ethan Allen Interiors, Inc.	12,159	380,212
Flexsteel Industries, Inc.	3,005	155,419
GoPro, Inc. - Class A (a) (b)	49,877	831,948

MSF-231

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Helen of Troy, Ltd. (a)	13,453	$1,159,245
Hooker Furniture Corp.	5,444	133,323
Hovnanian Enterprises, Inc. - Class A (a) (b)	60,910	102,938
Installed Building Products, Inc. (a)	9,469	339,653
iRobot Corp. (a)	12,468	548,343
KB Home	41,097	662,484
La-Z-Boy, Inc.	24,718	607,074
LGI Homes, Inc. (a) (b)	8,210	302,456
Libbey, Inc.	10,247	182,909
M/I Homes, Inc. (a)	12,868	303,299
MDC Holdings, Inc.	19,869	512,620
Meritage Homes Corp. (a)	18,033	625,745
NACCO Industries, Inc. - Class A	2,176	147,881
Taylor Morrison Home Corp. - Class A (a)	15,532	273,363
TopBuild Corp. (a)	18,904	627,613
TRI Pointe Group, Inc. (a)	69,898	921,256
Universal Electronics, Inc. (a)	7,461	555,546
WCI Communities, Inc. (a)	11,203	265,735
William Lyon Homes - Class A (a) (b)	12,315	228,443
ZAGG, Inc. (a)	15,167	122,853

		10,986,115

Household Products—0.3%
Central Garden and Pet Co. (a)	4,446	115,596
Central Garden and Pet Co. - Class A (a)	16,480	408,704
HRG Group, Inc. (a)	58,164	913,175
Orchids Paper Products Co.	5,348	145,626
WD-40 Co.	6,750	758,902

		2,342,003

Independent Power and Renewable Electricity Producers—0.6%
Atlantic Power Corp.	57,898	143,008
Atlantica Yield plc	28,653	544,694
Dynegy, Inc. (a)	59,317	734,938
NRG Yield, Inc. - Class A	16,087	262,540
NRG Yield, Inc. - Class C	29,107	493,655
Ormat Technologies, Inc.	18,869	913,448
Pattern Energy Group, Inc. (b)	30,133	677,691
Talen Energy Corp. (a)	38,673	535,621
TerraForm Global, Inc. - Class A (a) (b)	51,489	211,620
TerraForm Power, Inc. - Class A (a)	44,539	619,537

		5,136,752

Industrial Conglomerates—0.0%
Raven Industries, Inc.	18,658	429,694

Insurance—2.2%
Ambac Financial Group, Inc. (a)	22,444	412,745
American Equity Investment Life Holding Co.	41,683	739,040
AMERISAFE, Inc.	9,298	546,536
Argo Group International Holdings, Ltd.	14,148	798,230
Baldwin & Lyons, Inc. - Class B	4,133	105,929
Citizens, Inc. (a) (b)	22,172	207,530
CNO Financial Group, Inc.	86,562	1,321,802
eHealth, Inc. (a)	8,864	99,365
EMC Insurance Group, Inc.	3,800	102,334

Insurance—(Continued)
Employers Holdings, Inc.	14,789	441,156
Enstar Group, Ltd. (a)	5,573	916,591
FBL Financial Group, Inc. - Class A	4,790	306,416
Federated National Holding Co.	5,884	109,972
Fidelity & Guaranty Life (b)	4,816	111,683
Genworth Financial, Inc. - Class A (a)	246,697	1,223,617
Global Indemnity plc (a)	3,335	99,049
Greenlight Capital Re, Ltd. - Class A (a)	13,998	286,119
HCI Group, Inc.	5,671	172,172
Heritage Insurance Holdings, Inc.	11,792	169,923
Horace Mann Educators Corp.	18,978	695,544
Infinity Property & Casualty Corp.	5,597	462,480
James River Group Holdings, Ltd.	7,276	263,391
Kemper Corp.	20,321	799,022
Maiden Holdings, Ltd.	29,535	374,799
MBIA, Inc. (a)	65,336	508,967
National General Holdings Corp.	23,963	532,937
National Interstate Corp.	3,585	116,620
National Western Life Group, Inc. - Class A	1,054	216,460
Navigators Group, Inc. (The)	5,559	538,778
OneBeacon Insurance Group, Ltd. - Class A	11,496	164,163
Primerica, Inc.	22,155	1,174,880
RLI Corp.	18,544	1,267,668
Safety Insurance Group, Inc.	6,815	458,104
Selective Insurance Group, Inc.	26,789	1,067,810
State Auto Financial Corp.	7,940	189,051
State National Cos., Inc.	15,205	169,080
Stewart Information Services Corp.	11,286	501,663
Third Point Reinsurance, Ltd. (a)	32,322	387,864
Trupanion, Inc. (a) (b)	8,141	137,583
United Fire Group, Inc.	9,677	409,531
United Insurance Holdings Corp.	8,654	146,945
Universal Insurance Holdings, Inc.	17,550	442,260
WMIH Corp. (a)	88,867	207,949

		19,403,758

Internet & Direct Marketing Retail—0.6%
1-800-Flowers.com, Inc. - Class A (a)	13,330	122,236
Blue Nile, Inc.	6,605	227,344
Duluth Holdings, Inc. - Class B (a) (b)	4,134	109,592
Etsy, Inc. (a)	51,942	741,732
FTD Cos., Inc. (a)	9,600	197,472
HSN, Inc.	14,279	568,304
Lands’ End, Inc. (a) (b)	8,472	122,844
Liberty TripAdvisor Holdings, Inc. - Class A (a)	34,803	760,446
Nutrisystem, Inc.	14,262	423,439
Overstock.com, Inc. (a)	6,439	98,645
PetMed Express, Inc. (b)	11,281	228,779
Shutterfly, Inc. (a)	17,108	763,701
Wayfair, Inc. - Class A (a) (b)	15,513	610,747

		4,975,281

Internet Software & Services—2.4%
2U, Inc. (a)	18,127	694,083
Actua Corp. (a)	20,148	260,917
Alarm.com Holdings, Inc. (a) (b)	5,307	153,160

MSF-232

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Internet Software & Services—(Continued)
Angie’s List, Inc. (a)	21,237	$210,459
Apigee Corp. (a)	8,074	140,488
Bankrate, Inc. (a)	20,088	170,346
Bazaarvoice, Inc. (a)	41,849	247,328
Benefitfocus, Inc. (a) (b)	6,419	256,246
Blucora, Inc. (a)	20,338	227,786
Box, Inc. - Class A (a)	24,267	382,448
Brightcove, Inc. (a)	16,995	221,785
Carbonite, Inc. (a)	9,317	143,109
ChannelAdvisor Corp. (a)	10,403	134,511
Cimpress NV (a)	12,234	1,237,836
comScore, Inc. (a)	23,234	712,354
Cornerstone OnDemand, Inc. (a)	24,008	1,103,168
Cvent, Inc. (a)	14,769	468,325
DHI Group, Inc. (a)	21,586	170,313
EarthLink Holdings Corp.	48,787	302,479
Endurance International Group Holdings, Inc. (a) (b)	27,384	239,610
Envestnet, Inc. (a)	20,207	736,545
Everyday Health, Inc. (a)	14,700	113,043
Five9, Inc. (a)	16,631	260,774
Gogo, Inc. (a) (b)	27,419	302,706
GrubHub, Inc. (a) (b)	39,224	1,686,240
GTT Communications, Inc. (a)	11,597	272,877
Hortonworks, Inc. (a) (b)	20,178	168,486
inContact, Inc. (a)	27,382	382,800
Instructure, Inc. (a)	5,753	145,954
IntraLinks Holdings, Inc. (a)	20,583	207,065
j2 Global, Inc.	22,619	1,506,652
Liquidity Services, Inc. (a)	13,611	152,988
LivePerson, Inc. (a)	29,330	246,665
LogMeIn, Inc.	12,270	1,109,085
MeetMe, Inc. (a)	21,638	134,156
MINDBODY, Inc. - Class A (a) (b)	7,507	147,588
Monster Worldwide, Inc. (a)	43,593	157,371
New Relic, Inc. (a)	10,856	416,002
NIC, Inc.	29,109	684,061
Q2 Holdings, Inc. (a)	12,619	361,660
Quotient Technology, Inc. (a)	29,125	387,654
RetailMeNot, Inc. (a)	18,130	179,306
Shutterstock, Inc. (a) (b)	9,230	587,951
SPS Commerce, Inc. (a)	7,550	554,245
Stamps.com, Inc. (a) (b)	7,949	751,260
TrueCar, Inc. (a) (b)	23,179	218,810
Web.com Group, Inc. (a)	20,520	354,380
WebMD Health Corp. (a)	17,955	892,363
Xactly Corp. (a)	11,677	171,885
XO Group, Inc. (a)	11,305	218,526

		20,985,849

IT Services—2.0%
Acxiom Corp. (a)	37,591	1,001,800
Blackhawk Network Holdings, Inc. (a)	27,022	815,254
CACI International, Inc. - Class A (a) (e)	12,041	1,214,937
Cardtronics plc - Class A (a)	22,064	984,054
Cass Information Systems, Inc.	5,928	335,821
Convergys Corp.	42,882	1,304,471

IT Services—(Continued)
CSG Systems International, Inc.	15,258	630,613
Datalink Corp. (a)	10,297	109,251
EPAM Systems, Inc. (a)	23,687	1,641,746
EVERTEC, Inc.	30,384	509,844
ExlService Holdings, Inc. (a)	15,842	789,565
Forrester Research, Inc.	5,782	224,920
Hackett Group, Inc. (The)	13,330	220,212
Lionbridge Technologies, Inc. (a)	31,361	156,805
ManTech International Corp. - Class A	12,440	468,864
MAXIMUS, Inc.	31,383	1,775,023
MoneyGram International, Inc. (a)	14,692	104,313
NeuStar, Inc. - Class A (a)	26,451	703,332
Perficient, Inc. (a)	17,369	349,985
Science Applications International Corp.	19,917	1,381,642
ServiceSource International, Inc. (a)	29,419	143,565
Sykes Enterprises, Inc. (a)	18,634	524,174
Syntel, Inc. (a)	14,931	625,758
TeleTech Holdings, Inc.	7,377	213,859
Travelport Worldwide, Ltd.	56,729	852,637
Unisys Corp. (a)	26,228	255,461
Virtusa Corp. (a)	11,780	290,730

		17,628,636

Leisure Products—0.3%
Callaway Golf Co.	46,706	542,257
Malibu Boats, Inc. - Class A (a)	8,768	130,643
Nautilus, Inc. (a)	16,328	370,972
Smith & Wesson Holding Corp. (a) (b)	25,637	681,688
Sturm Ruger & Co., Inc.	8,538	493,155

		2,218,715

Life Sciences Tools & Services—0.7%
Accelerate Diagnostics, Inc. (a) (b)	11,348	309,346
Albany Molecular Research, Inc. (a) (b)	12,484	206,111
Cambrex Corp. (a)	15,180	674,903
Enzo Biochem, Inc. (a)	21,985	111,904
Fluidigm Corp. (a)	13,200	105,732
INC Research Holdings, Inc. - Class A (a)	20,394	909,165
Luminex Corp. (a)	18,901	429,431
Medpace Holdings, Inc. (a)	8,249	246,315
NanoString Technologies, Inc. (a)	7,907	157,982
NeoGenomics, Inc. (a)	26,497	217,805
Pacific Biosciences of California, Inc. (a) (b)	40,732	364,959
PAREXEL International Corp. (a)	25,369	1,761,877
PRA Health Sciences, Inc. (a)	12,050	680,945

		6,176,475

Machinery—3.4%
Actuant Corp. - Class A	28,401	660,039
Alamo Group, Inc.	4,629	305,005
Albany International Corp. - Class A	14,147	599,550
Altra Industrial Motion Corp.	13,385	387,763
American Railcar Industries, Inc. (b)	4,708	195,241
Astec Industries, Inc.	9,004	539,069
Barnes Group, Inc.	23,751	963,103

MSF-233

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Briggs & Stratton Corp.	21,617	$403,157
Chart Industries, Inc. (a)	15,307	502,529
CIRCOR International, Inc.	7,291	434,252
CLARCOR, Inc.	23,160	1,505,400
Columbus McKinnon Corp.	10,074	179,720
Douglas Dynamics, Inc.	9,877	315,471
Energy Recovery, Inc. (a) (b)	17,996	287,576
EnPro Industries, Inc.	9,829	558,484
ESCO Technologies, Inc.	12,540	582,107
Federal Signal Corp.	29,548	391,806
Franklin Electric Co., Inc.	21,104	859,144
Global Brass & Copper Holdings, Inc.	11,099	320,650
Gorman-Rupp Co. (The)	10,331	264,577
Greenbrier Cos., Inc. (The) (b)	14,368	507,190
Harsco Corp.	37,700	374,361
Hillenbrand, Inc.	29,866	944,960
Hyster-Yale Materials Handling, Inc.	4,976	299,207
John Bean Technologies Corp.	13,616	960,609
Joy Global, Inc.	48,075	1,333,601
Kadant, Inc.	5,766	300,466
Kennametal, Inc.	38,584	1,119,708
Lindsay Corp. (b)	5,740	424,645
Lydall, Inc. (a)	8,342	426,526
Manitowoc Co., Inc. (The)	63,397	303,672
Meritor, Inc. (a)	43,321	482,163
Milacron Holdings Corp. (a)	6,533	104,267
Miller Industries, Inc.	5,680	129,447
Mueller Industries, Inc.	26,115	846,648
Mueller Water Products, Inc. - Class A	76,369	958,431
Navistar International Corp. (a)	23,914	547,391
NN, Inc.	12,696	231,702
Proto Labs, Inc. (a)	12,094	724,552
RBC Bearings, Inc. (a)	10,876	831,797
Rexnord Corp. (a)	40,317	863,187
SPX Corp. (a)	20,781	418,529
SPX FLOW, Inc. (a)	17,419	538,595
Standex International Corp.	6,262	581,552
Sun Hydraulics Corp.	10,558	340,707
Supreme Industries, Inc. - Class A	7,033	135,737
Tennant Co.	8,929	578,599
Titan International, Inc.	22,706	229,785
TriMas Corp. (a)	22,514	418,986
Wabash National Corp. (a)	32,109	457,232
Watts Water Technologies, Inc. - Class A	13,118	850,571
Woodward, Inc.	25,737	1,608,048

		29,127,514

Marine—0.1%
Costamare, Inc.	13,958	127,576
Matson, Inc.	20,127	802,665
Scorpio Bulkers, Inc. (a)	29,948	103,620

		1,033,861

Media—1.6%
AMC Entertainment Holdings, Inc. - Class A (b)	9,526	296,163
Carmike Cinemas, Inc. (a)	12,031	393,293

Media—(Continued)
Daily Journal Corp. (a)	598	130,962
Entercom Communications Corp. - Class A	14,538	188,122
Entravision Communications Corp. - Class A	29,645	226,191
Eros International plc (a) (b)	13,360	204,675
EW Scripps Co. (The) - Class A (a)	29,695	472,150
Gannett Co., Inc.	57,579	670,220
Global Eagle Entertainment, Inc. (a)	28,412	236,104
Gray Television, Inc. (a)	30,714	318,197
IMAX Corp. (a)	28,090	813,767
Liberty Braves Group - Class C (a)	16,010	278,254
Liberty Media Group - Class A (a)	11,738	336,294
Liberty Media Group - Class C (a)	22,971	646,404
Loral Space & Communications, Inc. (a)	6,669	260,825
MDC Partners, Inc. - Class A (b)	25,380	272,074
Media General, Inc. (a)	53,348	983,204
Meredith Corp.	18,346	953,809
MSG Networks, Inc. - Class A (a)	29,478	548,586
National CineMedia, Inc.	31,052	457,085
New Media Investment Group, Inc.	22,310	345,805
New York Times Co. (The) - Class A	58,218	695,705
Nexstar Broadcasting Group, Inc. - Class A (b)	14,830	855,839
Reading International, Inc. - Class A (a)	8,504	113,528
Scholastic Corp.	14,176	557,967
Sinclair Broadcast Group, Inc. - Class A	30,881	891,843
Time, Inc.	50,189	726,737
tronc, Inc.	14,706	248,237
World Wrestling Entertainment, Inc. - Class A (b)	18,113	385,807

		13,507,847

Metals & Mining—1.2%
AK Steel Holding Corp. (a) (b)	114,252	551,837
Allegheny Technologies, Inc. (b)	52,856	955,108
Carpenter Technology Corp.	23,384	964,824
Century Aluminum Co. (a)	24,781	172,228
Cliffs Natural Resources, Inc. (a) (b)	106,868	625,178
Coeur Mining, Inc. (a)	78,530	929,010
Commercial Metals Co.	53,553	867,023
Ferroglobe plc	31,634	285,655
Gold Resource Corp. (b)	25,615	190,063
Haynes International, Inc.	6,653	246,893
Hecla Mining Co.	185,576	1,057,783
Kaiser Aluminum Corp.	8,616	745,198
Materion Corp.	9,498	291,684
Olympic Steel, Inc.	4,783	105,704
Schnitzer Steel Industries, Inc. - Class A	13,529	282,756
Stillwater Mining Co. (a)	56,563	755,682
SunCoke Energy, Inc.	35,308	283,170
TimkenSteel Corp. (a)	18,629	194,673
Worthington Industries, Inc.	21,960	1,054,739

		10,559,208

Mortgage Real Estate Investment Trusts—1.1%
AG Mortgage Investment Trust, Inc.	14,345	225,934
Altisource Residential Corp.	26,537	289,253
Anworth Mortgage Asset Corp.	49,995	245,976
Apollo Commercial Real Estate Finance, Inc.	35,624	583,165

MSF-234

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—(Continued)
Ares Commercial Real Estate Corp.	11,438	$144,119
ARMOUR Residential REIT, Inc. (b)	16,682	376,012
Capstead Mortgage Corp.	44,863	423,058
Colony Capital, Inc. - Class A	52,740	961,450
CYS Investments, Inc.	74,681	651,218
Dynex Capital, Inc.	26,422	196,051
Great Ajax Corp.	8,079	110,278
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	20,919	488,877
Invesco Mortgage Capital, Inc.	55,256	841,549
Ladder Capital Corp.	20,669	273,658
Mortgage Investment Corp.	23,775	408,692
New Residential Investment Corp.	117,072	1,616,764
New York Mortgage Trust, Inc.	51,471	309,856
Orchid Island Capital, Inc. (b)	11,326	118,017
PennyMac Mortgage Investment Trust	35,722	556,549
Redwood Trust, Inc.	39,826	563,936
Resource Capital Corp.	16,059	205,716
United Development Funding IV (c) (d)	14,302	34,325
Western Asset Mortgage Capital Corp.	20,929	218,080

		9,842,533

Multi-Utilities—0.5%
Avista Corp.	30,657	1,281,156
Black Hills Corp.	24,978	1,529,153
NorthWestern Corp.	23,557	1,355,234
Unitil Corp.	7,429	290,177

		4,455,720

Multiline Retail—0.2%
Big Lots, Inc.	21,721	1,037,178
Fred’s, Inc. - Class A	16,936	153,440
Ollie’s Bargain Outlet Holdings, Inc. (a)	10,284	269,544
Tuesday Morning Corp. (a)	21,822	130,495

		1,590,657

Oil, Gas & Consumable Fuels—2.1%
Abraxas Petroleum Corp. (a)	72,356	122,282
Alon USA Energy, Inc.	18,417	148,441
Ardmore Shipping Corp.	15,443	108,719
Bill Barrett Corp. (a)	31,337	174,234
California Resources Corp. (a) (b)	16,775	209,687
Callon Petroleum Co. (a)	70,686	1,109,770
Carrizo Oil & Gas, Inc. (a)	25,790	1,047,590
Clayton Williams Energy, Inc. (a) (b)	2,505	214,027
Clean Energy Fuels Corp. (a)	51,916	232,065
Cobalt International Energy, Inc. (a)	207,968	257,880
Contango Oil & Gas Co. (a)	13,006	132,921
CVR Energy, Inc. (b)	8,864	122,057
Delek U.S. Holdings, Inc.	30,748	531,633
Denbury Resources, Inc. (a) (b)	174,216	562,718
DHT Holdings, Inc.	44,160	185,030
Frontline, Ltd. (b)	32,746	234,789
GasLog, Ltd. (b)	20,748	301,883
Gener8 Maritime, Inc. (a)	20,667	105,815

Oil, Gas & Consumable Fuels—(Continued)
Golar LNG, Ltd.	44,104	935,005
Green Plains, Inc.	16,010	419,462
Jones Energy, Inc. - Class A (a)	33,852	120,513
Matador Resources Co. (a)	40,991	997,721
Nordic American Tankers, Ltd. (b)	41,561	420,182
Oasis Petroleum, Inc. (a) (b)	85,789	984,000
Overseas Shipholding Group, Inc. - Class A	23,363	246,947
Pacific Ethanol, Inc. (a)	17,367	120,006
Panhandle Oil and Gas, Inc. - Class A	10,459	183,346
Par Pacific holdings, Inc. (a)	16,282	212,969
PDC Energy, Inc. (a)	26,990	1,809,949
Renewable Energy Group, Inc. (a)	22,727	192,498
REX American Resources Corp. (a)	2,989	253,348
Ring Energy, Inc. (a)	19,854	217,401
RSP Permian, Inc. (a)	38,535	1,494,387
Sanchez Energy Corp. (a) (b)	30,771	272,016
Scorpio Tankers, Inc.	83,337	385,850
SemGroup Corp. - Class A	26,325	930,852
Ship Finance International, Ltd. (b)	28,428	418,744
Synergy Resources Corp. (a) (b)	91,847	636,500
Teekay Corp.	22,735	175,287
Teekay Tankers, Ltd. - Class A	53,596	135,598
Western Refining, Inc.	39,482	1,044,694

		18,408,816

Paper & Forest Products—0.6%
Boise Cascade Co. (a)	18,411	467,639
Clearwater Paper Corp. (a)	7,836	506,754
Deltic Timber Corp.	5,314	359,917
KapStone Paper and Packaging Corp.	39,372	744,918
Louisiana-Pacific Corp. (a)	69,948	1,317,121
Neenah Paper, Inc.	7,745	611,933
PH Glatfelter Co.	21,278	461,307
Schweitzer-Mauduit International, Inc.	14,898	574,467

		5,044,056

Personal Products—0.3%
Avon Products, Inc.	215,512	1,219,798
Inter Parfums, Inc.	8,191	264,324
Medifast, Inc.	5,660	213,892
Natural Health Trends Corp. (b)	4,063	114,820
Nutraceutical International Corp. (a)	4,388	137,081
Revlon, Inc. - Class A (a)	6,172	227,006
USANA Health Sciences, Inc. (a)	2,803	387,795

		2,564,716

Pharmaceuticals—1.8%
Aclaris Therapeutics, Inc. (a)	5,550	142,135
Aerie Pharmaceuticals, Inc. (a)	12,540	473,260
Amphastar Pharmaceuticals, Inc. (a)	18,205	345,349
ANI Pharmaceuticals, Inc. (a)	3,945	261,751
Aratana Therapeutics, Inc. (a)	17,356	162,452
Catalent, Inc. (a)	48,749	1,259,674
Cempra, Inc. (a) (b)	20,861	504,836
Collegium Pharmaceutical, Inc. (a)	7,456	143,603

MSF-235

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Corcept Therapeutics, Inc. (a) (b)	39,100	$254,150
Depomed, Inc. (a) (b)	31,379	784,161
Dermira, Inc. (a)	12,436	420,586
Heska Corp. (a)	3,277	178,367
Horizon Pharma plc (a)	78,756	1,427,846
Impax Laboratories, Inc. (a)	35,866	850,024
Innoviva, Inc. (a) (b)	40,393	443,919
Intersect ENT, Inc. (a)	11,434	181,115
Intra-Cellular Therapies, Inc. (a)	16,993	258,973
Lannett Co., Inc. (a) (b)	12,710	337,705
Medicines Co. (The) (a)	32,038	1,209,114
Nektar Therapeutics (a)	62,084	1,066,603
Omeros Corp. (a) (b)	18,771	209,484
Pacira Pharmaceuticals, Inc. (a)	17,459	597,447
Paratek Pharmaceuticals, Inc. (a)	7,167	93,243
Phibro Animal Health Corp. - Class A	9,993	271,610
Prestige Brands Holdings, Inc. (a)	25,686	1,239,863
Revance Therapeutics, Inc. (a)	8,949	145,063
Sciclone Pharmaceuticals, Inc. (a)	27,839	285,350
Sucampo Pharmaceuticals, Inc. - Class A (a)	12,005	147,782
Supernus Pharmaceuticals, Inc. (a)	23,502	581,204
Teligent, Inc. (a)	28,000	212,800
TherapeuticsMD, Inc. (a)	70,014	476,795
Theravance Biopharma, Inc. (a) (b)	16,997	615,971
WAVE Life Sciences, Ltd. (a)	4,065	131,991
Zogenix, Inc. (a)	12,033	137,537

		15,851,763

Professional Services—1.3%
Acacia Research Corp.	26,966	175,818
Advisory Board Co. (The) (a)	20,097	899,140
Barrett Business Services, Inc.	3,858	191,395
CBIZ, Inc. (a)	24,387	272,891
CEB, Inc.	15,566	847,880
CRA International, Inc. (a)	4,868	129,440
Exponent, Inc.	12,398	633,042
FTI Consulting, Inc. (a)	19,255	858,003
GP Strategies Corp. (a)	5,793	142,624
Heidrick & Struggles International, Inc.	9,634	178,711
Huron Consulting Group, Inc. (a)	10,356	618,875
ICF International, Inc. (a)	8,868	393,030
Insperity, Inc.	7,461	541,967
Kelly Services, Inc. - Class A	14,944	287,224
Kforce, Inc.	12,692	260,059
Korn/Ferry International	28,161	591,381
Mistras Group, Inc. (a)	8,222	192,970
Navigant Consulting, Inc. (a)	21,686	438,491
On Assignment, Inc. (a)	24,181	877,528
Resources Connection, Inc.	17,930	267,874
RPX Corp. (a)	26,264	280,762
TriNet Group, Inc. (a)	19,326	418,021
TrueBlue, Inc. (a)	19,573	443,524
WageWorks, Inc. (a)	17,251	1,050,758

		10,991,408

Real Estate Management & Development—0.5%
Alexander & Baldwin, Inc.	22,995	883,468
Altisource Portfolio Solutions S.A. (a)	6,754	218,830
AV Homes, Inc. (a)	6,571	109,341
Consolidated-Tomoka Land Co.	2,461	125,979
Forestar Group, Inc. (a)	17,933	209,995
FRP Holdings, Inc. (a)	3,389	105,296
HFF, Inc. - Class A	17,641	488,479
Kennedy-Wilson Holdings, Inc.	38,983	879,067
Marcus & Millichap, Inc. (a)	6,463	169,008
RE/MAX Holdings, Inc. - Class A	8,877	388,635
RMR Group, Inc. (The) - Class A	3,481	132,069
St. Joe Co. (The) (a)	25,487	468,451
Tejon Ranch Co. (a)	7,566	184,005

		4,362,623

Road & Rail—0.5%
ArcBest Corp.	12,815	243,741
Celadon Group, Inc.	13,029	113,873
Covenant Transportation Group, Inc. - Class A (a)	5,776	111,650
Heartland Express, Inc.	22,410	423,101
Knight Transportation, Inc.	32,744	939,425
Marten Transport, Ltd.	11,626	244,146
Roadrunner Transportation Systems, Inc. (a)	13,855	110,563
Saia, Inc. (a)	11,835	354,577
Swift Transportation Co. (a)	36,623	786,296
Werner Enterprises, Inc.	22,043	512,941
YRC Worldwide, Inc. (a)	14,785	182,151

		4,022,464

Semiconductors & Semiconductor Equipment—3.7%
Acacia Communications, Inc. (a) (b)	2,652	273,899
Advanced Energy Industries, Inc. (a)	19,555	925,343
Advanced Micro Devices, Inc. (a) (b)	359,193	2,482,024
Alpha & Omega Semiconductor, Ltd. (a)	10,203	221,609
Ambarella, Inc. (a) (b)	15,830	1,165,246
Amkor Technology, Inc. (a)	46,149	448,568
Applied Micro Circuits Corp. (a)	37,494	260,583
Axcelis Technologies, Inc. (a)	13,934	185,044
Brooks Automation, Inc.	32,611	443,836
Cabot Microelectronics Corp.	11,541	610,634
Cavium, Inc. (a)	31,365	1,825,443
Ceva, Inc. (a)	9,018	316,261
Cirrus Logic, Inc. (a)	30,584	1,625,540
Cohu, Inc.	11,848	139,096
Diodes, Inc. (a)	18,315	390,842
DSP Group, Inc. (a)	11,248	135,088
Entegris, Inc. (a)	65,120	1,134,390
Exar Corp. (a) (e)	20,123	187,345
FormFactor, Inc. (a) (e)	31,704	343,983
Impinj, Inc. (a)	6,124	229,160
Inphi Corp. (a)	19,424	845,138
Integrated Device Technology, Inc. (a)	64,575	1,491,683
Intersil Corp. - Class A	65,364	1,433,433
IXYS Corp.	13,771	165,941
Lattice Semiconductor Corp. (a)	55,774	361,973
M/A-COM Technology Solutions Holdings, Inc. (a)	10,997	465,613

MSF-236

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
MaxLinear, Inc. - Class A (a)	26,699	$541,189
Microsemi Corp. (a)	55,165	2,315,827
MKS Instruments, Inc.	25,868	1,286,416
Monolithic Power Systems, Inc.	18,931	1,523,945
Nanometrics, Inc. (a)	12,771	285,304
NeoPhotonics Corp. (a)	14,422	235,655
NVE Corp.	2,605	153,539
PDF Solutions, Inc. (a)	13,631	247,675
Photronics, Inc. (a)	30,362	313,032
Power Integrations, Inc.	13,771	867,986
Rambus, Inc. (a)	49,965	624,563
Rudolph Technologies, Inc. (a)	13,085	232,128
Semtech Corp. (a)	29,669	822,721
Sigma Designs, Inc. (a)	16,965	132,157
Silicon Laboratories, Inc. (a)	19,814	1,165,063
Synaptics, Inc. (a)	17,366	1,017,300
Tessera Technologies, Inc.	24,436	939,320
Ultra Clean Holdings, Inc. (a)	16,793	124,436
Ultratech, Inc. (a)	9,957	229,808
Veeco Instruments, Inc. (a)	20,425	400,943
Xcerra Corp. (a)	26,473	160,426

		31,727,148

Software—4.1%
8x8, Inc. (a)	41,065	633,633
A10 Networks, Inc. (a)	21,727	232,262
ACI Worldwide, Inc. (a)	53,497	1,036,772
American Software, Inc. - Class A	12,761	141,647
Aspen Technology, Inc. (a) (e)	39,476	1,847,082
Barracuda Networks, Inc. (a)	11,138	283,796
Blackbaud, Inc.	22,367	1,483,827
Bottomline Technologies de, Inc. (a)	19,170	446,853
BroadSoft, Inc. (a)	14,701	684,332
Callidus Software, Inc. (a)	28,634	525,434
CommVault Systems, Inc. (a)	18,850	1,001,500
Digimarc Corp. (a) (b)	3,943	151,214
Ebix, Inc. (b)	11,299	642,348
Ellie Mae, Inc. (a)	15,728	1,656,158
EPIQ Systems, Inc.	10,276	169,451
Exa Corp. (a)	7,285	116,924
Fair Isaac Corp.	15,124	1,884,299
FleetMatics Group plc (a)	18,434	1,105,671
Gigamon, Inc. (a)	15,887	870,608
Globant S.A. (a) (b)	12,602	530,796
Glu Mobile, Inc. (a) (b)	56,662	126,923
HubSpot, Inc. (a)	14,089	811,808
Imperva, Inc. (a)	14,007	752,316
Infoblox, Inc. (a)	27,141	715,708
Interactive Intelligence Group, Inc. (a)	8,676	521,775
Jive Software, Inc. (a)	29,952	127,596
Mentor Graphics Corp.	52,058	1,376,414
MicroStrategy, Inc. - Class A (a)	4,589	768,382
Mitek Systems, Inc. (a)	15,344	127,202
Model N, Inc. (a)	10,589	117,644
Monotype Imaging Holdings, Inc.	18,592	411,069
Paycom Software, Inc. (a)	21,414	1,073,484

Software—(Continued)
Paylocity Holding Corp. (a)	10,675	474,611
Pegasystems, Inc.	16,572	488,708
Progress Software Corp. (a)	23,712	644,966
Proofpoint, Inc. (a)	19,783	1,480,758
PROS Holdings, Inc. (a)	10,832	244,912
QAD, Inc. - Class A	4,798	107,379
Qualys, Inc. (a)	13,378	510,906
Rapid7, Inc. (a) (b)	10,207	180,154
RealPage, Inc. (a)	27,401	704,206
RingCentral, Inc. - Class A (a)	28,664	678,190
Rubicon Project, Inc. (The) (a)	18,549	153,586
Sapiens International Corp. NV	11,949	152,589
Silver Spring Networks, Inc. (a)	17,691	250,858
Synchronoss Technologies, Inc. (a)	19,823	816,311
Take-Two Interactive Software, Inc. (a)	39,881	1,797,835
Tangoe, Inc. (a)	9,777	80,660
TiVo Corp. (a)	54,357	1,058,874
TubeMogul, Inc. (a)	8,244	77,246
Varonis Systems, Inc. (a)	5,014	150,921
VASCO Data Security International, Inc. (a)	15,031	264,696
Verint Systems, Inc. (a)	28,969	1,090,103
Workiva, Inc. (a) (b)	11,206	203,165
Zendesk, Inc. (a)	39,450	1,211,509
Zix Corp. (a)	28,558	117,088

		35,315,159

Specialty Retail—2.4%
Aaron’s, Inc.	32,279	820,532
Abercrombie & Fitch Co. - Class A	32,535	516,981
America’s Car-Mart, Inc. (a)	3,580	130,276
American Eagle Outfitters, Inc.	80,529	1,438,248
Asbury Automotive Group, Inc. (a)	9,029	502,644
Ascena Retail Group, Inc. (a)	79,891	446,591
Barnes & Noble Education, Inc. (a)	20,589	197,037
Barnes & Noble, Inc.	31,637	357,498
Big 5 Sporting Goods Corp.	9,615	130,956
Buckle, Inc. (The) (b)	14,188	340,938
Caleres, Inc.	20,189	510,580
Cato Corp. (The) - Class A	13,930	458,158
Chico’s FAS, Inc.	66,717	793,932
Children’s Place, Inc. (The)	8,817	704,214
Citi Trends, Inc.	8,551	170,421
Conn’s, Inc. (a)	11,086	114,407
DSW, Inc. - Class A	33,068	677,233
Express, Inc. (a)	37,753	445,108
Finish Line, Inc. (The) - Class A	20,123	464,439
Five Below, Inc. (a)	25,874	1,042,463
Francesca’s Holdings Corp. (a)	16,283	251,247
Genesco, Inc. (a)	10,535	573,736
GNC Holdings, Inc. - Class A	33,443	682,906
Group 1 Automotive, Inc.	10,876	694,759
Guess?, Inc.	30,485	445,386
Haverty Furniture Cos., Inc.	10,391	208,236
Hibbett Sports, Inc. (a)	10,209	407,339
Lithia Motors, Inc. - Class A	11,630	1,110,898
Lumber Liquidators Holdings, Inc. (a) (b)	13,856	272,547

MSF-237

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
MarineMax, Inc. (a)	12,696	$265,981
Monro Muffler Brake, Inc.	15,070	921,832
Office Depot, Inc.	270,619	966,110
Party City Holdco, Inc. (a)	13,656	233,791
Pier 1 Imports, Inc.	47,023	199,377
Rent-A-Center, Inc.	29,515	373,070
Restoration Hardware Holdings, Inc. (a) (b)	19,129	661,481
Select Comfort Corp. (a)	24,198	522,677
Shoe Carnival, Inc.	8,227	219,332
Sonic Automotive, Inc. - Class A	14,688	276,134
Sportsman’s Warehouse Holdings, Inc. (a) (b)	14,062	147,932
Stein Mart, Inc.	15,504	98,450
Tailored Brands, Inc. (b)	22,434	352,214
Tile Shop Holdings, Inc. (a)	14,624	242,027
Vitamin Shoppe, Inc. (a) (b)	12,621	338,874
Winmark Corp.	1,140	120,293
Zumiez, Inc. (a)	10,452	188,136

		21,037,421

Technology Hardware, Storage & Peripherals—0.7%
3D Systems Corp. (a) (b)	52,340	939,503
Avid Technology, Inc. (a)	17,191	136,496
Cray, Inc. (a)	19,290	454,087
Diebold, Inc.	34,285	849,925
Eastman Kodak Co. (a)	9,487	142,305
Electronics for Imaging, Inc. (a)	22,186	1,085,339
Immersion Corp. (a)	15,004	122,433
Nimble Storage, Inc. (a)	31,351	276,829
Pure Storage, Inc. - Class A (a) (b)	30,203	409,251
Silicon Graphics International Corp. (a)	19,073	146,862
Stratasys, Ltd. (a)	23,667	570,138
Super Micro Computer, Inc. (a)	17,788	415,706
USA Technologies, Inc. (a)	18,360	102,908

		5,651,782

Textiles, Apparel & Luxury Goods—0.8%
Columbia Sportswear Co.	13,362	758,160
Crocs, Inc. (a) (e)	36,244	300,825
Culp, Inc.	4,697	139,830
Deckers Outdoor Corp. (a)	16,464	980,431
Fossil Group, Inc. (a)	20,656	573,617
G-III Apparel Group, Ltd. (a)	21,024	612,850
Iconix Brand Group, Inc. (a) (b)	23,416	190,138
Movado Group, Inc.	7,984	171,496
Oxford Industries, Inc.	7,657	518,379
Perry Ellis International, Inc. (a)	7,318	141,091
Sequential Brands Group, Inc. (a)	17,180	137,440
Steven Madden, Ltd. (a)	30,077	1,039,461
Unifi, Inc. (a)	7,892	232,262
Vera Bradley, Inc. (a)	10,263	155,484
Wolverine World Wide, Inc.	45,644	1,051,181

		7,002,645

Thrifts & Mortgage Finance—2.0%
Astoria Financial Corp.	45,250	660,650

Thrifts & Mortgage Finance—(Continued)
Bank Mutual Corp.	22,673	174,129
BankFinancial Corp.	8,210	104,267
Beneficial Bancorp, Inc.	32,692	480,899
BofI Holding, Inc. (a) (b)	28,164	630,874
Capitol Federal Financial, Inc.	59,838	841,921
Clifton Bancorp, Inc.	13,646	208,647
Dime Community Bancshares, Inc.	15,501	259,797
Essent Group, Ltd. (a)	36,651	975,283
EverBank Financial Corp.	50,515	977,970
Federal Agricultural Mortgage Corp. - Class C	5,480	216,460
First Defiance Financial Corp.	5,038	224,896
Flagstar Bancorp, Inc. (a)	9,133	253,441
HomeStreet, Inc. (a)	10,511	263,406
Kearny Financial Corp.	43,899	597,465
LendingTree, Inc. (a)	2,772	268,635
Meridian Bancorp, Inc.	26,006	404,913
Meta Financial Group, Inc.	4,218	255,653
MGIC Investment Corp. (a)	167,352	1,338,816
Nationstar Mortgage Holdings, Inc. (a) (b)	18,633	275,955
NMI Holdings, Inc. - Class A (a)	20,655	157,391
Northfield Bancorp, Inc.	19,366	311,793
Northwest Bancshares, Inc.	47,880	752,195
OceanFirst Financial Corp.	10,121	194,930
Ocwen Financial Corp. (a)	51,713	189,787
Oritani Financial Corp.	16,857	264,992
PennyMac Financial Services, Inc. - Class A (a)	7,300	124,173
PHH Corp. (a)	24,884	359,574
Provident Financial Services, Inc.	29,105	617,899
Radian Group, Inc.	105,091	1,423,983
Territorial Bancorp, Inc.	4,282	122,722
TrustCo Bank Corp.	45,137	320,021
United Community Financial Corp.	24,319	172,908
United Financial Bancorp, Inc.	27,799	384,738
Walker & Dunlop, Inc. (a)	12,545	316,887
Washington Federal, Inc.	43,725	1,166,583
Waterstone Financial, Inc.	10,900	185,191
WSFS Financial Corp.	14,223	518,997

		16,998,841

Tobacco—0.2%
Universal Corp.	10,350	602,577
Vector Group, Ltd. (b)	44,918	967,083

		1,569,660

Trading Companies & Distributors—1.0%
Aircastle, Ltd.	23,576	468,219
Applied Industrial Technologies, Inc.	17,771	830,617
Beacon Roofing Supply, Inc. (a)	28,993	1,219,736
BMC Stock Holdings, Inc. (a)	26,965	478,089
DXP Enterprises, Inc. (a)	6,978	196,710
GATX Corp.	19,980	890,109
H&E Equipment Services, Inc.	15,412	258,305
Kaman Corp.	13,043	572,849
MRC Global, Inc. (a)	47,898	786,964
NOW, Inc. (a)	52,731	1,130,025
Rush Enterprises, Inc. - Class A (a)	12,945	316,894

MSF-238

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—(Continued)
SiteOne Landscape Supply, Inc. (a)	5,340	$191,866
Triton International, Ltd.	20,087	264,948
Univar, Inc. (a)	21,106	461,166
Veritiv Corp. (a)	3,938	197,569

		8,264,066

Water Utilities—0.3%
American States Water Co.	19,053	763,073
Artesian Resources Corp. - Class A	3,766	107,481
California Water Service Group	22,665	727,320
Connecticut Water Service, Inc.	4,871	242,235
Middlesex Water Co.	7,497	264,194
SJW Corp.	7,394	322,970
York Water Co. (The)	6,695	198,574

		2,625,847

Wireless Telecommunication Services—0.1%
Boingo Wireless, Inc. (a)	17,390	178,769
Shenandoah Telecommunications Co.	22,906	623,272
Spok Holdings, Inc.	11,723	208,903

		1,010,944

Total Common Stocks (Cost $624,848,897)		830,327,872

Mutual Fund—1.4%

Investment Company Security—1.4%
iShares Russell 2000 Index Fund (b) (Cost $12,213,118)	99,000	12,296,790

Rights—0.0%

Biotechnology—0.0%
Dyax Corp., Expires 12/31/19 (a) (c) (d)	69,204	169,550

Machinery—0.0%
Gerber Scientific, Inc. (a) (c)	14,024	0

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc., Expires 03/13/17 (a) (c) (d)	27,485	69,262

Total Rights (Cost $146,078)		238,812

Short-Term Investments—2.8%

Discount Notes—1.6%
Federal Home Loan Bank
0.296%, 10/17/16 (f)	725,000	724,900
0.302%, 10/26/16 (f)	2,700,000	2,699,419
0.349%, 10/18/16 (f)	7,375,000	7,373,733
0.349%, 10/12/16 (f)	450,000	449,948
0.445%, 03/24/17 (f)	2,350,000	2,345,002

		13,593,002

U.S. Treasury—1.2%
U.S. Treasury Bills
0.250%, 11/03/16 (f)	4,350,000	4,348,989
0.294%, 11/17/16 (f)	950,000	949,633
0.319%, 12/01/16 (f)	1,175,000	1,174,364
0.384%, 03/16/17 (f)	1,625,000	1,622,149
0.424%, 02/16/17 (f)	2,125,000	2,121,574

		10,216,709

Total Short-Term Investments (Cost $23,809,711)		23,809,711

Securities Lending Reinvestments (g)—9.0%

Certificates of Deposit—1.4%
Bank of Montreal 0.500%, 10/24/16	1,500,000	1,500,000
Chiba Bank, Ltd., New York 0.870%, 11/30/16	1,500,000	1,500,253
DZ Bank AG 0.950%, 01/03/17	1,500,000	1,500,000
KBC Bank NV 1.000%, 01/04/17	1,500,000	1,500,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	1,500,000	1,500,002
National Bank of Canada 0.480%, 10/28/16	1,500,000	1,499,991
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	1,500,000	1,500,044
Swedbank 0.350%, 10/03/16	1,500,000	1,499,997

		12,000,287

Commercial Paper—0.6%
Credit Suisse AG 0.971%, 10/19/16	1,500,000	1,499,984
Manhattan Asset Funding 0.740%, 11/28/16	1,750,000	1,748,266
Victory Receivables Corp. 1.050%, 01/04/17	1,750,000	1,745,560

		4,993,810

Money Market Fund—0.3%
Dreyfus Treasury Cash Management Fund	3,000,000	3,000,000

Repurchase Agreements—6.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $7,600,591 on 10/03/16, collateralized by $7,182,114 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $7,752,002.	7,600,000	7,600,000

MSF-239

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $2,500,174 on 10/03/16, collateralized by $2,454,308 Corporate and Foreign Bonds with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $2,550,002.	2,500,000	$2,500,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $7,000,263 on 10/03/16, collateralized by $5,521,600 U.S. Treasury Note at 3.625% due 08/15/43 with a value of $7,140,098.	7,000,000	7,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $5,600,451 on 10/03/16, collateralized by $5,346,202 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $5,714,389.	5,600,000	5,600,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $45,644 on 10/03/16, collateralized by $37,709 U.S. Treasury Obligations with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $46,555.	45,642	45,642
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $11,000,642 on 10/03/16, collateralized by $17,595,171 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $11,220,655.	11,000,000	11,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $3,400,245 on 10/04/16, collateralized by $3,270,031 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $3,468,000.	3,400,000	3,400,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $10,000,433 on 10/03/16, collateralized by $14,118,753 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $10,200,000.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $5,400,207 on 10/03/16, collateralized by $5,055,373 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $5,508,111.	5,400,000	5,400,000

		52,545,642

Time Deposits—0.7%
ANZ London 0.420%, 10/03/16	100,000	100,000
Canadian Imperial Bank 0.260%, 10/03/16	3,000,000	3,000,000
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	1,500,000	1,500,000
Den Norske Bank, Oslo 0.400%, 10/03/16	900,000	900,000
Royal Bank of Canada 0.280%, 10/03/16	900,000	900,000

		6,400,000

Total Securities Lending Reinvestments (Cost $78,939,128)		78,939,739

Total Investments—109.0% (Cost $739,956,932) (h)		945,612,924
Other assets and liabilities (net)—(9.0)%		(78,403,739)

Net Assets—100.0%		$867,209,185

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $73,573,439 and the collateral received consisted of cash in the amount of $75,939,072. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Illiquid security. As of September 30, 2016, these securities represent 0.0% of net assets.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent less than 0.05% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2016, the market value of securities pledged was $2,807,213.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(h)	As of September 30, 2016, the aggregate cost of investments was $739,956,932. The aggregate unrealized appreciation and depreciation of investments were $256,780,981 and $(51,124,989), respectively, resulting in net unrealized appreciation of $205,655,992.

MSF-240

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation
Russell 2000 Mini Index Futures	12/16/16	197	USD	24,507,666	$83,844

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$13,184,281	$—	$—	$13,184,281
Air Freight & Logistics	4,504,035	—	—	4,504,035
Airlines	3,250,839	—	—	3,250,839
Auto Components	10,260,416	—	—	10,260,416
Automobiles	288,897	—	—	288,897
Banks	81,061,442	—	—	81,061,442
Beverages	1,755,829	—	—	1,755,829
Biotechnology	43,961,679	—	—	43,961,679
Building Products	9,822,792	—	—	9,822,792
Capital Markets	10,744,485	—	—	10,744,485
Chemicals	20,387,476	—	—	20,387,476
Commercial Services & Supplies	19,222,872	—	—	19,222,872
Communications Equipment	15,499,497	—	—	15,499,497
Construction & Engineering	7,325,658	—	—	7,325,658
Construction Materials	1,597,491	—	—	1,597,491
Consumer Finance	4,676,972	—	—	4,676,972
Containers & Packaging	1,262,475	—	—	1,262,475
Distributors	818,961	—	—	818,961
Diversified Consumer Services	7,967,425	—	—	7,967,425
Diversified Financial Services	785,602	—	—	785,602
Diversified Telecommunication Services	5,114,997	—	—	5,114,997
Electric Utilities	9,683,727	—	—	9,683,727
Electrical Equipment	5,863,104	—	—	5,863,104
Electronic Equipment, Instruments & Components	22,780,152	—	—	22,780,152
Energy Equipment & Services	8,564,785	—	—	8,564,785
Equity Real Estate Investment Trusts	64,886,884	—	—	64,886,884

MSF-241

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Food & Staples Retailing	$4,661,039	$—	$—	$4,661,039
Food Products	12,081,771	—	—	12,081,771
Gas Utilities	9,717,448	—	—	9,717,448
Health Care Equipment & Supplies	28,088,406	—	—	28,088,406
Health Care Providers & Services	18,759,485	—	—	18,759,485
Health Care Technology	4,801,503	—	—	4,801,503
Hotels, Restaurants & Leisure	24,095,470	—	—	24,095,470
Household Durables	10,986,115	—	—	10,986,115
Household Products	2,342,003	—	—	2,342,003
Independent Power and Renewable Electricity Producers	5,136,752	—	—	5,136,752
Industrial Conglomerates	429,694	—	—	429,694
Insurance	19,403,758	—	—	19,403,758
Internet & Direct Marketing Retail	4,975,281	—	—	4,975,281
Internet Software & Services	20,985,849	—	—	20,985,849
IT Services	17,628,636	—	—	17,628,636
Leisure Products	2,218,715	—	—	2,218,715
Life Sciences Tools & Services	6,176,475	—	—	6,176,475
Machinery	29,127,514	—	—	29,127,514
Marine	1,033,861	—	—	1,033,861
Media	13,507,847	—	—	13,507,847
Metals & Mining	10,559,208	—	—	10,559,208
Mortgage Real Estate Investment Trusts	9,808,208	—	34,325	9,842,533
Multi-Utilities	4,455,720	—	—	4,455,720
Multiline Retail	1,590,657	—	—	1,590,657
Oil, Gas & Consumable Fuels	18,408,816	—	—	18,408,816
Paper & Forest Products	5,044,056	—	—	5,044,056
Personal Products	2,564,716	—	—	2,564,716
Pharmaceuticals	15,851,763	—	—	15,851,763
Professional Services	10,991,408	—	—	10,991,408
Real Estate Management & Development	4,362,623	—	—	4,362,623
Road & Rail	4,022,464	—	—	4,022,464
Semiconductors & Semiconductor Equipment	31,727,148	—	—	31,727,148
Software	35,315,159	—	—	35,315,159
Specialty Retail	21,037,421	—	—	21,037,421
Technology Hardware, Storage & Peripherals	5,651,782	—	—	5,651,782
Textiles, Apparel & Luxury Goods	7,002,645	—	—	7,002,645
Thrifts & Mortgage Finance	16,998,841	—	—	16,998,841
Tobacco	1,569,660	—	—	1,569,660
Trading Companies & Distributors	8,264,066	—	—	8,264,066
Water Utilities	2,625,847	—	—	2,625,847
Wireless Telecommunication Services	1,010,944	—	—	1,010,944
Total Common Stocks	830,293,547	—	34,325	830,327,872
Total Mutual Fund*	12,296,790	—	—	12,296,790
Total Rights*	—	—	238,812	238,812
Short-Term Investments
Discount Notes	—	13,593,002	—	13,593,002
U.S. Treasury	—	10,216,709	—	10,216,709
Total Short-Term Investments	—	23,809,711	—	23,809,711
Securities Lending Reinvestments
Certificates of Deposit	—	12,000,287	—	12,000,287
Commercial Paper	—	4,993,810	—	4,993,810
Money Market Fund	3,000,000	—	—	3,000,000
Repurchase Agreements	—	52,545,642	—	52,545,642
Time Deposits	—	6,400,000	—	6,400,000
Total Securities Lending Reinvestments	3,000,000	75,939,739	—	78,939,739
Total Investments	$845,590,337	$99,749,450	$273,137	$945,612,924

MSF-242

Metropolitan Series Fund

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Collateral for Securities Loaned (Liability)	$—	$(75,939,072)	$—	$(75,939,072)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$83,844	$—	$—	$83,844

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation / Depreciation	Purchases	Transfer Into Level 3	Balance as of September 30, 2016	Change in Unrealized Appreciation / Depreciation from Investments Still Held at September 30, 2016
Common Stock
Mortgage Real Estate Investments Trusts	$—	$(122,997)	$—	$157,322	$34,325	$(122,997)
Rights
Biotechnology	—	92,733	76,817	—	169,550	92,733
Machinery	0	0	—	—	0	0
Wireless Telecommunication Services	69,262	0	—	—	69,262	0

Total	$69,262	$(30,264)	$76,817	$157,322	$273,137	$(30,264)

Common Stock in the amount of $157,322 were transferred into Level 3 due to a decline in market activity for significant observables which resulted in a lack of available market inputs to determine price.

MSF-243

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—98.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Boeing Co. (The)	206,700	$27,230,658

Air Freight & Logistics—0.6%
FedEx Corp.	81,000	14,149,080

Airlines—2.1%
American Airlines Group, Inc.	1,026,200	37,569,182
Delta Air Lines, Inc.	236,100	9,292,896

		46,862,078

Auto Components—0.6%
Delphi Automotive plc	194,900	13,900,268

Automobiles—1.7%
Ferrari NV	276,720	14,353,466
Tesla Motors, Inc. (a) (b)	115,420	23,549,143

		37,902,609

Biotechnology—4.0%
Alexion Pharmaceuticals, Inc. (a)	176,667	21,648,774
Biogen, Inc. (a)	74,790	23,411,514
BioMarin Pharmaceutical, Inc. (a)	47,000	4,348,440
Celgene Corp. (a)	154,634	16,163,892
Incyte Corp. (a)	57,200	5,393,388
Vertex Pharmaceuticals, Inc. (a)	218,500	19,055,385

		90,021,393

Capital Markets—4.2%
BlackRock, Inc.	13,000	4,711,980
Intercontinental Exchange, Inc.	90,908	24,486,979
Morgan Stanley	1,049,200	33,637,352
State Street Corp.	230,300	16,035,789
TD Ameritrade Holding Corp.	477,341	16,821,497

		95,693,597

Chemicals—0.6%
Ashland Global Holdings, Inc.	118,500	13,740,075

Communications Equipment—0.4%
Palo Alto Networks, Inc. (a)	58,900	9,384,537

Construction Materials—0.3%
Martin Marietta Materials, Inc.	36,100	6,465,871

Electric Utilities—0.5%
NextEra Energy, Inc.	96,400	11,791,648

Equity Real Estate Investment Trusts—2.8%
American Tower Corp.	341,700	38,724,861
Crown Castle International Corp.	174,678	16,456,414
Equinix, Inc.	24,800	8,934,200

		64,115,475

Food & Staples Retailing—1.5%
Costco Wholesale Corp.	55,900	8,525,309
Walgreens Boots Alliance, Inc.	319,900	25,790,338

		34,315,647

Food Products—0.8%
Mondelez International, Inc. - Class A	399,100	17,520,490

Health Care Equipment & Supplies—4.5%
Danaher Corp.	571,900	44,831,241
Intuitive Surgical, Inc. (a)	49,400	35,806,602
Stryker Corp.	184,400	21,466,004

		102,103,847

Health Care Providers & Services—5.5%
Aetna, Inc.	217,850	25,150,782
Anthem, Inc.	116,300	14,573,553
Centene Corp. (a)	76,999	5,155,853
Cigna Corp.	118,400	15,429,888
Humana, Inc.	146,592	25,930,659
McKesson Corp.	38,900	6,486,575
UnitedHealth Group, Inc.	225,200	31,528,000

		124,255,310

Hotels, Restaurants & Leisure—3.3%
Las Vegas Sands Corp.	378,700	21,790,398
Marriott International, Inc. - Class A	248,700	16,744,971
MGM Resorts International (a)	1,141,720	29,718,972
Starbucks Corp.	134,700	7,292,658

		75,546,999

Industrial Conglomerates—0.8%
Roper Technologies, Inc.	100,340	18,309,040

Internet & Direct Marketing Retail—14.9%
Amazon.com, Inc. (a)	248,705	208,243,183
Ctrip.com International, Ltd. (ADR) (a) (b)	247,800	11,540,046
Netflix, Inc. (a)	182,056	17,941,619
Priceline Group, Inc. (The) (a)	69,940	102,916,011

		340,640,859

Internet Software & Services—14.6%
Alibaba Group Holding, Ltd. (ADR) (a)	223,200	23,612,328
Alphabet, Inc. - Class A (a)	102,670	82,552,840
Alphabet, Inc. - Class C (a)	91,002	70,734,944
Dropbox, Inc. - Class A (a) (c) (d)	214,763	1,922,129
Facebook, Inc. - Class A (a)	824,800	105,797,096
Tencent Holdings, Ltd.	1,177,385	32,623,195
VeriSign, Inc. (a) (b)	210,965	16,505,902

		333,748,434

IT Services—8.0%
Fiserv, Inc. (a)	143,200	14,244,104
MasterCard, Inc.	580,700	59,097,839

MSF-244

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
PayPal Holdings, Inc. (a)	1,120,030	$45,887,629
Visa, Inc. - Class A	773,920	64,003,184

		183,232,756

Life Sciences Tools & Services—0.5%
Illumina, Inc. (a)	59,905	10,882,342

Machinery—1.2%
Fortive Corp.	296,650	15,099,485
Illinois Tool Works, Inc.	37,400	4,482,016
Wabtec Corp.	95,923	7,832,113

		27,413,614

Media—0.1%
Walt Disney Co. (The)	32,046	2,975,792

Pharmaceuticals—2.9%
Allergan plc (a)	100,083	23,050,116
Bristol-Myers Squibb Co.	538,899	29,057,434
Zoetis, Inc.	286,000	14,874,860

		66,982,410

Professional Services—0.4%
IHS Markit, Ltd. (a)	237,580	8,921,129

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A (a) (c) (d)	7,199	270,999

Road & Rail—0.1%
Kansas City Southern	32,200	3,004,904

Semiconductors & Semiconductor Equipment—2.3%
ASML Holding NV (b)	163,400	17,905,372
NXP Semiconductors NV (a)	338,943	34,575,575

		52,480,947

Software—7.3%
Microsoft Corp.	1,314,900	75,738,240
Mobileye NV (a)	294,873	12,552,743
NetSuite, Inc. (a)	168,732	18,676,945
Salesforce.com, Inc. (a)	522,760	37,288,471
ServiceNow, Inc. (a)	275,513	21,806,854

		166,063,253

Specialty Retail—4.6%
AutoZone, Inc. (a)	33,878	26,029,822
Lowe’s Cos., Inc.	355,400	25,663,434
O’Reilly Automotive, Inc. (a)	26,100	7,310,871
Ross Stores, Inc.	290,600	18,685,580
Signet Jewelers, Ltd. (b)	109,503	8,161,259
Tractor Supply Co.	266,571	17,953,557

		103,804,523

Technology Hardware, Storage & Peripherals—3.3%
Apple, Inc.	666,140	75,307,127

Textiles, Apparel & Luxury Goods—0.8%
Hanesbrands, Inc.	722,800	18,250,700

Tobacco—1.3%
Philip Morris International, Inc.	296,500	28,825,730

Wireless Telecommunication Services—0.4%
T-Mobile U.S., Inc. (a)	214,600	10,026,112

Total Common Stocks (Cost $1,687,134,535)		2,236,140,253

Convertible Preferred Stocks—1.2%

Internet Software & Services—0.6%
Airbnb, Inc. - Series D (a) (c) (d)	97,047	10,189,935
Airbnb, Inc. - Series E (a) (c) (d)	9,760	1,024,800
Living Social, Inc. - Class F (a) (c) (d)	101,591	0
Xiaoju Kuaizhi, Inc. - Series A-17 (a) (c) (d)	91,053	3,480,692

		14,695,427

Real Estate Management & Development—0.1%
WeWork Cos., Inc. - Series E (a) (c) (d)	64,744	2,437,223

Software—0.5%
Magic Leap, Inc. - Series C (a) (c) (d)	124,428	2,865,950
Snapchat, Inc. - Series F (a) (c) (d)	108,803	3,342,429
UBER Technologies, Inc. - Series G (a) (c) (d)	98,227	4,790,747

		10,999,126

Total Convertible Preferred Stocks (Cost $21,266,679)		28,131,776

Short-Term Investment—0.4%

Mutual Fund—0.4%
T. Rowe Price Government Reserve Investment Fund (e)	8,390,307	8,390,307

Total Short-Term Investments (Cost $8,390,307)		8,390,307

Securities Lending Reinvestments (f)—1.5%

Money Market Fund—0.1%
Dreyfus Treasury Cash Management Fund	3,000,000	3,000,000

MSF-245

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—1.3%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $5,100,397 on 10/03/16, collateralized by $4,819,577 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $5,202,001.	5,100,000	$5,100,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $5,100,354 on 10/03/16, collateralized by $5,006,789 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $5,202,005.	5,100,000	5,100,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $6,000,225 on 10/03/16, collateralized by $4,732,800 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $6,120,084.	6,000,000	6,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $2,300,199 on 10/03/16, collateralized by $2,195,762 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $2,346,981.	2,300,000	2,300,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $110,978 on 10/03/16, collateralized by $91,685 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $113,193.	110,974	110,974
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $2,000,117 on 10/03/16, collateralized by $3,199,122 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $2,040,119.	2,000,000	2,000,000
Nomura Securities
Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $2,100,151 on 10/04/16, collateralized by $2,019,725 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $2,142,000.	2,100,000	2,100,000

Repurchase Agreements—(Continued)
Nomura Securities
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $2,000,087 on 10/03/16, collateralized by $2,823,751 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $2,040,000.	2,000,000	2,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $5,000,192 on 10/03/16, collateralized by $4,680,901 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $5,100,103.	5,000,000	5,000,000

		29,710,974

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	66,355	66,355
Den Norske Bank, Oslo 0.400%, 10/03/16	800,000	800,000
Royal Bank of Canada 0.280%, 10/03/16	900,000	900,000

		1,766,355

Total Securities Lending Reinvestments (Cost $34,477,329)		34,477,329

Total Investments—101.2% (Cost $1,751,268,850) (g)		2,307,139,665
Other assets and liabilities (net)—(1.2)%		(27,327,543)

Net Assets—100.0%		$2,279,812,122

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $33,786,972 and the collateral received consisted of cash in the amount of $34,477,329. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent 1.3% of net assets.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $30,324,904, which is 1.3% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Affiliated Issuer.

MSF-246

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(g)	As of September 30, 2016, the aggregate cost of investments was $1,751,268,850. The aggregate unrealized appreciation and depreciation of investments were $591,770,810 and $(35,899,995), respectively, resulting in net unrealized appreciation of $555,870,815.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Airbnb, Inc. - Series D	04/16/14	97,047	$3,951,078	$10,189,935
Airbnb, Inc. - Series E	07/14/15	9,760	908,601	1,024,800
Dropbox, Inc. - Class A	11/07/14	214,763	4,102,231	1,922,129
Living Social, Inc. - Class F	11/18/11	101,591	781,235	0
Magic Leap, Inc. - Series C	01/20/16	124,428	2,865,950	2,865,950
Snapchat, Inc. - Series F	05/06/16	108,803	3,342,428	3,342,429
UBER Technologies, Inc. - Series G	12/03/15	98,227	4,790,747	4,790,747
WeWork Cos., Inc. - Class A	06/23/15	7,199	236,772	270,999
WeWork Cos., Inc. - Series E	06/23/15	64,744	2,129,402	2,437,223
Xiaoju Kuaizhi, Inc. - Series A-17	10/19/15	91,053	2,497,238	3,480,692

				$30,324,904

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MSF-247

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$27,230,658	$—	$—	$27,230,658
Air Freight & Logistics	14,149,080	—	—	14,149,080
Airlines	46,862,078	—	—	46,862,078
Auto Components	13,900,268	—	—	13,900,268
Automobiles	37,902,609	—	—	37,902,609
Biotechnology	90,021,393	—	—	90,021,393
Capital Markets	95,693,597	—	—	95,693,597
Chemicals	13,740,075	—	—	13,740,075
Communications Equipment	9,384,537	—	—	9,384,537
Construction Materials	6,465,871	—	—	6,465,871
Electric Utilities	11,791,648	—	—	11,791,648
Equity Real Estate Investment Trusts	64,115,475	—	—	64,115,475
Food & Staples Retailing	34,315,647	—	—	34,315,647
Food Products	17,520,490	—	—	17,520,490
Health Care Equipment & Supplies	102,103,847	—	—	102,103,847
Health Care Providers & Services	124,255,310	—	—	124,255,310
Hotels, Restaurants & Leisure	75,546,999	—	—	75,546,999
Industrial Conglomerates	18,309,040	—	—	18,309,040
Internet & Direct Marketing Retail	340,640,859	—	—	340,640,859
Internet Software & Services	299,203,110	32,623,195	1,922,129	333,748,434
IT Services	183,232,756	—	—	183,232,756
Life Sciences Tools & Services	10,882,342	—	—	10,882,342
Machinery	27,413,614	—	—	27,413,614
Media	2,975,792	—	—	2,975,792
Pharmaceuticals	66,982,410	—	—	66,982,410
Professional Services	8,921,129	—	—	8,921,129
Real Estate Management & Development	—	—	270,999	270,999
Road & Rail	3,004,904	—	—	3,004,904
Semiconductors & Semiconductor Equipment	52,480,947	—	—	52,480,947
Software	166,063,253	—	—	166,063,253
Specialty Retail	103,804,523	—	—	103,804,523
Technology Hardware, Storage & Peripherals	75,307,127	—	—	75,307,127
Textiles, Apparel & Luxury Goods	18,250,700	—	—	18,250,700
Tobacco	28,825,730	—	—	28,825,730
Wireless Telecommunication Services	10,026,112	—	—	10,026,112
Total Common Stocks	2,201,323,930	32,623,195	2,193,128	2,236,140,253
Total Convertible Preferred Stocks*	—	—	28,131,776	28,131,776
Total Short-Term Investment*	8,390,307	—	—	8,390,307
Securities Lending Reinvestments
Money Market Fund	3,000,000	—	—	3,000,000
Repurchase Agreements	—	29,710,974	—	29,710,974
Time Deposits	—	1,766,355	—	1,766,355
Total Securities Lending Reinvestments	3,000,000	31,477,329	—	34,477,329
Total Investments	$2,212,714,237	$64,100,524	$30,324,904	$2,307,139,665

Collateral for Securities Loaned (Liability)	$—	$(34,477,329)	$—	$(34,477,329)

*	See Schedule of Investments for additional detailed categorizations.

MSF-248

Metropolitan Series Fund

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation/ Depreciation	Purchases	Balance as of September 30, 2016	Change in Unrealized Appreciation/ Depreciation from Investments Still Held at September 30, 2016
Common Stock
Internet Software & Services	$2,018,772	$(96,643)	$—	$1,922,129	$(96,643)
Real Estate Management & Development	236,772	34,227	—	270,999	34,227
Convertible Preferred Stocks
Internet Software & Services	11,718,487	2,976,940	—	14,695,427	2,976,940
Real Estate Management & Development	2,129,403	307,820	—	2,437,223	307,820
Software	4,790,750	(2)	6,208,378	10,999,126	(2)

Total	$20,894,184	$3,222,342	$6,208,378	$30,324,904	$3,222,342

Following is quantitative information about Level 3 fair value measurements:

	Fair Value at September 30, 2016	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet Software & Services	$1,922,129	M&A Transaction	Enterprise Value/ TTM Revenue	9.1x	9.1x	9.1x	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	6.3x	6.3x	6.3x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Real Estate Management & Development	270,999	Market Transaction Method	Precedent Transaction	$50.19	$50.19	$50.19	Increase
			Discount for Lack of Marketability	25.00%	25.00%	25.00%	Decrease
Convertible Preferred Stocks
Internet Software & Services	11,214,735	Market Transaction Method	Precedent Transaction	$105.00	$105.00	$105.00	Increase
	0	Asset Approach	Liquidation Value	$0.00	$0.00	$0.00	Increase
	3,480,692	Market Transaction Method	Precedent Transaction	$38.23	$38.23	$38.23	Increase
Real Estate Management & Development	2,437,223	Market Transaction Method	Precedent Transaction	$50.19	$50.19	$50.19	Increase
			Discount for Lack of Marketability	25.00%	25.00%	25.00%	Decrease
Software	2,865,950	Market Transaction Method	Precedent Transaction	$23.03	$23.03	$23.03	Increase
	3,342,429	Market Transaction Method	Precedent Transaction	$30.72	$30.72	$30.72	Increase
	4,790,747	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase

MSF-249

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
Aerojet Rocketdyne Holdings, Inc. (a)	163,400	$2,872,572
Esterline Technologies Corp. (a)	27,100	2,060,684
HEICO Corp. - Class A	124,481	7,532,345
Hexcel Corp.	112,500	4,983,750
Moog, Inc. - Class A (a)	102,400	6,096,896
Teledyne Technologies, Inc. (a)	93,100	10,048,283

		33,594,530

Airlines—0.4%
Allegiant Travel Co.	19,400	2,562,158
Spirit Airlines, Inc. (a)	64,000	2,721,920

		5,284,078

Auto Components—0.5%
Gentherm, Inc. (a)	57,700	1,812,934
Tenneco, Inc. (a)	86,900	5,063,663

		6,876,597

Banks—1.1%
CenterState Banks, Inc.	36,000	638,280
Signature Bank (a)	51,800	6,135,710
SVB Financial Group (a)	44,600	4,930,084
Texas Capital Bancshares, Inc. (a)	30,400	1,669,568

		13,373,642

Beverages—0.4%
Boston Beer Co., Inc. (The) - Class A (a)	29,387	4,562,626

Biotechnology—5.7%
ACADIA Pharmaceuticals, Inc. (a) (b)	102,000	3,244,620
Acceleron Pharma, Inc. (a)	31,500	1,139,985
Acorda Therapeutics, Inc. (a)	45,900	958,392
Agios Pharmaceuticals, Inc. (a) (b)	28,000	1,478,960
Alkermes plc (a)	42,800	2,012,884
Alnylam Pharmaceuticals, Inc. (a)	26,600	1,802,948
AMAG Pharmaceuticals, Inc. (a)	49,400	1,210,794
ARIAD Pharmaceuticals, Inc. (a)	118,400	1,620,896
Bellicum Pharmaceuticals, Inc. (a)	26,300	523,370
BioMarin Pharmaceutical, Inc. (a)	9,000	832,680
Bluebird Bio, Inc. (a) (b)	44,500	3,016,210
Cepheid, Inc. (a)	73,800	3,888,522
Exelixis, Inc. (a)	313,900	4,014,781
Incyte Corp. (a)	44,705	4,215,234
Insmed, Inc. (a)	150,000	2,178,000
Insys Therapeutics, Inc. (a) (b)	27,900	328,941
Ionis Pharmaceuticals, Inc. (a)	58,800	2,154,432
Ligand Pharmaceuticals, Inc. (a) (b)	48,700	4,970,322
Neurocrine Biosciences, Inc. (a)	147,400	7,464,336
Ophthotech Corp. (a)	28,400	1,310,092
Opko Health, Inc. (a) (b)	235,500	2,493,945
Prothena Corp. plc (a) (b)	41,800	2,506,746
Regulus Therapeutics, Inc. (a)	32,500	107,250
Repligen Corp. (a)	64,400	1,944,236
Seattle Genetics, Inc. (a)	53,700	2,900,337
Spark Therapeutics, Inc. (a) (b)	41,400	2,486,484

Biotechnology—(Continued)
TESARO, Inc. (a) (b)	54,900	5,503,176
Ultragenyx Pharmaceutical, Inc. (a)	37,100	2,631,874
United Therapeutics Corp. (a)	27,500	3,247,200

		72,187,647

Building Products—1.4%
AAON, Inc.	128,199	3,694,695
Lennox International, Inc. (b)	60,100	9,437,503
Patrick Industries, Inc. (a)	71,900	4,452,048

		17,584,246

Capital Markets—3.3%
Affiliated Managers Group, Inc. (a)	6,549	947,640
CBOE Holdings, Inc.	123,400	8,002,490
E*Trade Financial Corp. (a)	188,160	5,479,219
FactSet Research Systems, Inc.	33,500	5,430,350
Financial Engines, Inc.	62,500	1,856,875
MarketAxess Holdings, Inc.	80,500	13,329,995
MSCI, Inc.	82,978	6,965,173
Waddell & Reed Financial, Inc. - Class A	12,922	234,664

		42,246,406

Chemicals—2.1%
GCP Applied Technologies, Inc. (a)	189,700	5,372,304
Minerals Technologies, Inc.	59,200	4,184,848
NewMarket Corp.	14,900	6,396,868
PolyOne Corp.	172,100	5,818,701
Stepan Co.	37,700	2,739,282
WR Grace & Co.	36,800	2,715,840

		27,227,843

Commercial Services & Supplies—1.8%
Clean Harbors, Inc. (a)	52,800	2,533,344
Healthcare Services Group, Inc.	127,400	5,042,492
Rollins, Inc. (b)	220,525	6,456,972
U.S. Ecology, Inc.	95,300	4,273,252
Waste Connections, Inc.	36,900	2,756,430
West Corp.	59,700	1,318,176

		22,380,666

Communications Equipment—1.2%
ARRIS International plc (a)	217,800	6,170,274
EchoStar Corp. - Class A (a)	51,200	2,244,096
NetScout Systems, Inc. (a)	65,000	1,901,250
Plantronics, Inc.	88,400	4,593,264

		14,908,884

Construction & Engineering—0.2%
Valmont Industries, Inc.	19,300	2,597,201

Consumer Finance—0.2%
PRA Group, Inc. (a)	78,600	2,714,844

MSF-250

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Containers & Packaging—1.4%
Berry Plastics Group, Inc. (a)	231,500	$10,151,275
Graphic Packaging Holding Co.	501,000	7,008,990

		17,160,265

Distributors—0.8%
Pool Corp.	100,900	9,537,068

Diversified Consumer Services—1.6%
Capella Education Co.	50,100	2,907,804
Service Corp. International	305,900	8,118,586
ServiceMaster Global Holdings, Inc. (a)	215,200	7,247,936
Sotheby’s (b)	51,400	1,954,228

		20,228,554

Electrical Equipment—1.0%
Acuity Brands, Inc.	25,000	6,615,000
AZZ, Inc.	69,500	4,536,265
Generac Holdings, Inc. (a)	49,100	1,782,330

		12,933,595

Electronic Equipment, Instruments & Components—1.7%
Anixter International, Inc. (a)	39,000	2,515,500
Cognex Corp.	135,300	7,151,958
Coherent, Inc. (a)	64,300	7,107,722
OSI Systems, Inc. (a)	51,300	3,353,994
VeriFone Systems, Inc. (a)	80,100	1,260,774

		21,389,948

Energy Equipment & Services—0.6%
Core Laboratories NV	10,700	1,201,931
Dril-Quip, Inc. (a)	42,900	2,391,246
Oceaneering International, Inc.	70,600	1,942,206
Oil States International, Inc. (a)	39,800	1,256,486
Tesco Corp.	50,900	415,344

		7,207,213

Equity Real Estate Investment Trusts—3.4%
CoreSite Realty Corp.	97,300	7,204,092
CubeSmart	144,700	3,944,522
CyrusOne, Inc.	152,600	7,259,182
Equity Lifestyle Properties, Inc.	115,000	8,875,700
FelCor Lodging Trust, Inc.	532,500	3,423,975
First Industrial Realty Trust, Inc.	126,500	3,569,830
Forest City Realty Trust, Inc. - Class A	171,600	3,969,108
Pebblebrook Hotel Trust	71,600	1,904,560
PS Business Parks, Inc.	24,600	2,793,822

		42,944,791

Food & Staples Retailing—0.9%
Casey’s General Stores, Inc.	98,900	11,882,835

Food Products—2.2%
Cal-Maine Foods, Inc. (b)	83,300	3,210,382
J&J Snack Foods Corp.	83,500	9,946,520

Food Products—(Continued)
John B Sanfilippo & Son, Inc.	25,300	1,298,649
Post Holdings, Inc. (a) (b)	93,600	7,223,112
TreeHouse Foods, Inc. (a)	67,900	5,920,201

		27,598,864

Health Care Equipment & Supplies—5.2%
Abaxis, Inc.	47,800	2,467,436
Align Technology, Inc. (a)	104,200	9,768,750
Cantel Medical Corp.	74,000	5,770,520
Cooper Cos., Inc. (The)	20,600	3,692,756
DexCom, Inc. (a)	81,000	7,100,460
Halyard Health, Inc. (a)	80,800	2,800,528
ICU Medical, Inc. (a)	55,200	6,976,176
IDEXX Laboratories, Inc. (a)	45,500	5,129,215
Inogen, Inc. (a)	68,500	4,103,150
Masimo Corp. (a)	105,000	6,246,450
Natus Medical, Inc. (a)	102,700	4,035,083
West Pharmaceutical Services, Inc.	111,300	8,291,850

		66,382,374

Health Care Providers & Services—3.6%
Air Methods Corp. (a) (b)	40,400	1,272,196
Centene Corp. (a)	124,287	8,322,258
Chemed Corp.	38,900	5,487,623
Corvel Corp. (a)	65,800	2,526,720
HealthSouth Corp.	97,900	3,971,803
MEDNAX, Inc. (a)	51,500	3,411,875
Surgical Care Affiliates, Inc. (a)	97,800	4,768,728
Team Health Holdings, Inc. (a)	120,300	3,916,968
U.S. Physical Therapy, Inc.	79,600	4,990,920
WellCare Health Plans, Inc. (a)	63,000	7,376,670

		46,045,761

Health Care Technology—0.3%
Omnicell, Inc. (a)	113,100	4,331,730

Hotels, Restaurants & Leisure—5.9%
Brinker International, Inc. (b)	118,500	5,975,955
Buffalo Wild Wings, Inc. (a)	22,800	3,208,872
Cheesecake Factory, Inc. (The)	56,500	2,828,390
Choice Hotels International, Inc.	64,900	2,925,692
Churchill Downs, Inc.	43,400	6,351,590
Denny’s Corp. (a)	514,300	5,497,867
Domino’s Pizza, Inc.	90,200	13,696,870
Jack in the Box, Inc.	74,600	7,157,124
Marriott Vacations Worldwide Corp.	89,200	6,540,144
Red Robin Gourmet Burgers, Inc. (a)	19,500	876,330
Six Flags Entertainment Corp.	100,600	5,393,166
Vail Resorts, Inc.	91,000	14,276,080

		74,728,080

Household Durables—0.6%
Helen of Troy, Ltd. (a)	93,400	8,048,278

MSF-251

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—0.4%
Spectrum Brands Holdings, Inc.	39,500	$5,438,755

Insurance—0.4%
Amtrust Financial Services, Inc.	173,256	4,648,458

Internet & Direct Marketing Retail—1.4%
HSN, Inc.	128,000	5,094,400
Liberty TripAdvisor Holdings, Inc. - Class A (a)	145,000	3,168,250
Liberty Ventures - Series A (a)	168,800	6,730,056
Shutterfly, Inc. (a)	56,000	2,499,840

		17,492,546

Internet Software & Services—2.6%
CommerceHub, Inc. - Series A (a)	17,880	282,504
CommerceHub, Inc. - Series C (a)	35,760	568,942
comScore, Inc. (a)	85,700	2,627,562
CoStar Group, Inc. (a)	20,700	4,482,171
Envestnet, Inc. (a)	75,500	2,751,975
j2 Global, Inc.	60,300	4,016,583
LogMeIn, Inc.	54,900	4,962,411
MercadoLibre, Inc.	15,600	2,885,532
Stamps.com, Inc. (a) (b)	46,400	4,385,264
WebMD Health Corp. (a)	119,300	5,929,210

		32,892,154

IT Services—6.6%
Blackhawk Network Holdings, Inc. (a)	74,100	2,235,597
Booz Allen Hamilton Holding Corp.	191,900	6,065,959
Broadridge Financial Solutions, Inc.	124,200	8,419,518
Cardtronics plc - Class A (a)	126,300	5,632,980
CoreLogic, Inc. (a)	168,300	6,600,726
CSRA, Inc.	106,800	2,872,920
DST Systems, Inc.	63,200	7,452,544
EPAM Systems, Inc. (a)	25,200	1,746,612
Euronet Worldwide, Inc. (a)	95,100	7,782,033
Gartner, Inc. (a)	66,300	5,864,235
Jack Henry & Associates, Inc.	49,900	4,268,945
MAXIMUS, Inc.	188,000	10,633,280
Perficient, Inc. (a)	43,900	884,585
Travelport Worldwide, Ltd.	222,900	3,350,187
WEX, Inc. (a)	94,000	10,160,460

		83,970,581

Leisure Products—0.6%
Brunswick Corp.	127,000	6,195,060
Polaris Industries, Inc. (b)	10,100	782,144

		6,977,204

Life Sciences Tools & Services—3.0%
Bio-Rad Laboratories, Inc. - Class A (a)	29,000	4,750,490
Bruker Corp.	144,100	3,263,865
Cambrex Corp. (a)	121,300	5,392,998
Charles River Laboratories International, Inc. (a)	74,100	6,175,494
INC Research Holdings, Inc. - Class A (a)	98,500	4,391,130
PAREXEL International Corp. (a)	84,600	5,875,470

Life Sciences Tools & Services—(Continued)
PRA Health Sciences, Inc. (a)	54,500	3,079,795
VWR Corp. (a)	187,100	5,306,156

		38,235,398

Machinery—5.4%
Actuant Corp. - Class A	26,300	611,212
Chart Industries, Inc. (a)	14,300	469,469
Graco, Inc.	84,800	6,275,200
Hyster-Yale Materials Handling, Inc.	11,594	697,147
IDEX Corp.	37,800	3,536,946
John Bean Technologies Corp.	134,200	9,467,810
Lincoln Electric Holdings, Inc.	30,800	1,928,696
Lydall, Inc. (a)	48,600	2,484,918
Manitowoc Foodservice, Inc. (a)	80,400	1,304,088
Middleby Corp. (The) (a)	72,700	8,987,174
Nordson Corp.	68,500	6,824,655
Standex International Corp.	26,500	2,461,055
Sun Hydraulics Corp.	49,100	1,584,457
Toro Co. (The)	256,000	11,991,040
Wabtec Corp.	54,400	4,441,760
Woodward, Inc.	92,700	5,791,896

		68,857,523

Marine—0.5%
Kirby Corp. (a)	49,100	3,052,056
Matson, Inc.	70,200	2,799,576

		5,851,632

Media—1.7%
Cable One, Inc.	12,200	7,124,800
Eros International plc (a) (b)	55,200	845,664
Gray Television, Inc. (a)	190,200	1,970,472
Live Nation Entertainment, Inc. (a)	243,400	6,688,632
Starz - Class A (a)	177,300	5,529,987

		22,159,555

Metals & Mining—0.2%
Compass Minerals International, Inc. (b)	23,200	1,709,840
Worthington Industries, Inc.	28,700	1,378,461

		3,088,301

Multiline Retail—0.4%
Big Lots, Inc. (b)	97,800	4,669,950

Oil, Gas & Consumable Fuels—3.1%
Carrizo Oil & Gas, Inc. (a)	115,700	4,699,734
Diamondback Energy, Inc. (a)	63,500	6,130,290
Gran Tierra Energy, Inc. (a)	180,900	544,509
Matador Resources Co. (a) (b)	246,200	5,992,508
Parsley Energy, Inc. - Class A (a)	175,300	5,874,303
PDC Energy, Inc. (a)	67,800	4,546,668
Rice Energy, Inc. (a)	93,900	2,451,729
World Fuel Services Corp.	141,300	6,536,538
WPX Energy, Inc. (a)	197,200	2,601,068

		39,377,347

MSF-252

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Paper & Forest Products—0.2%
Clearwater Paper Corp. (a)	16,800	$1,086,456
KapStone Paper and Packaging Corp.	96,300	1,821,996

		2,908,452

Personal Products—0.2%
Nu Skin Enterprises, Inc. - Class A	35,900	2,325,602

Pharmaceuticals—2.6%
Akorn, Inc. (a)	170,900	4,658,734
Depomed, Inc. (a) (b)	199,100	4,975,509
Innoviva, Inc. (a) (b)	62,900	691,271
Jazz Pharmaceuticals plc (a)	4,000	485,920
Mallinckrodt plc (a)	2,776	193,709
Medicines Co. (The) (a) (b)	66,500	2,509,710
Nektar Therapeutics (a)	165,200	2,838,136
Pacira Pharmaceuticals, Inc. (a)	35,400	1,211,388
Phibro Animal Health Corp. - Class A	98,800	2,685,384
Prestige Brands Holdings, Inc. (a)	167,600	8,090,052
TherapeuticsMD, Inc. (a) (b)	328,200	2,235,042
Theravance Biopharma, Inc. (a) (b)	58,514	2,120,548

		32,695,403

Professional Services—1.5%
Dun & Bradstreet Corp. (The)	43,700	5,970,294
Exponent, Inc.	110,300	5,631,918
Huron Consulting Group, Inc. (a)	68,200	4,075,632
TransUnion (a)	115,000	3,967,500

		19,645,344

Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc.	22,500	2,560,275
Kennedy-Wilson Holdings, Inc.	156,243	3,523,280

		6,083,555

Road & Rail—1.2%
AMERCO	12,100	3,923,183
Avis Budget Group, Inc. (a)	40,900	1,399,189
Landstar System, Inc.	46,700	3,179,336
Old Dominion Freight Line, Inc. (a)	94,150	6,459,632

		14,961,340

Semiconductors & Semiconductor Equipment—3.0%
Cabot Microelectronics Corp.	33,100	1,751,321
Cavium, Inc. (a)	92,300	5,371,860
Cirrus Logic, Inc. (a)	128,200	6,813,830
Integrated Device Technology, Inc. (a)	263,100	6,077,610
MaxLinear, Inc. - Class A (a)	78,500	1,591,195
Microsemi Corp. (a)	205,800	8,639,484
Synaptics, Inc. (a)	83,600	4,897,288
Teradyne, Inc.	120,800	2,606,864

		37,749,452

Software—8.6%
ACI Worldwide, Inc. (a)	199,700	3,870,186
Aspen Technology, Inc. (a)	129,800	6,073,342

Software—(Continued)
Blackbaud, Inc.	126,500	8,392,010
CommVault Systems, Inc. (a)	67,600	3,591,588
Computer Modelling Group, Ltd.	240,700	1,799,815
Descartes Systems Group, Inc. (The) (a)	175,600	3,778,912
Ellie Mae, Inc. (a)	34,100	3,590,730
Fair Isaac Corp.	80,400	10,017,036
Fortinet, Inc. (a)	175,500	6,481,215
Manhattan Associates, Inc. (a)	166,700	9,605,254
Monotype Imaging Holdings, Inc.	43,305	957,473
Pegasystems, Inc.	147,800	4,358,622
Proofpoint, Inc. (a)	80,400	6,017,940
PTC, Inc. (a)	158,600	7,027,566
SS&C Technologies Holdings, Inc.	245,700	7,899,255
Take-Two Interactive Software, Inc. (a)	112,800	5,085,024
Tyler Technologies, Inc. (a)	74,800	12,808,004
Ultimate Software Group, Inc. (The) (a)	37,400	7,644,186

		108,998,158

Specialty Retail—2.8%
Aaron’s, Inc.	17,900	455,018
Burlington Stores, Inc. (a)	181,600	14,713,232
Children’s Place, Inc. (The)	22,800	1,821,036
Monro Muffler Brake, Inc.	96,500	5,902,905
Murphy USA, Inc. (a)	130,400	9,305,344
Sally Beauty Holdings, Inc. (a)	120,200	3,086,736

		35,284,271

Technology Hardware, Storage & Peripherals—0.1%
Cray, Inc. (a)	68,900	1,621,906

Textiles, Apparel & Luxury Goods—1.2%
Carter’s, Inc.	81,500	7,066,865
G-III Apparel Group, Ltd. (a)	83,700	2,439,855
Steven Madden, Ltd. (a)	181,200	6,262,272

		15,768,992

Thrifts & Mortgage Finance—0.5%
MGIC Investment Corp. (a)	406,600	3,252,800
Radian Group, Inc.	245,300	3,323,815

		6,576,615

Trading Companies & Distributors—0.5%
Beacon Roofing Supply, Inc. (a)	62,100	2,612,547
Watsco, Inc.	25,100	3,536,590

		6,149,137

Total Common Stocks (Cost $992,688,467)		1,260,386,197

Rights—0.0%

Biotechnology—0.0%
Dyax Corp., Expires 12/31/19 (a) (c) (e) (Cost $146,631)	132,100	323,645

MSF-253

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Short-Term Investment—0.3%

Security Description	Shares/ Principal Amount*	Value

Mutual Fund—0.3%
T. Rowe Price Government Reserve Investment Fund (d)	4,166,542	$4,166,542

Total Short-Term Investments (Cost $4,166,542)		4,166,542

Securities Lending Reinvestments (f)—5.6%

Certificates of Deposit—0.7%
Bank of Montreal 0.500%, 10/24/16	1,500,000	1,500,000
Chiba Bank Ltd, New York 0.870%, 11/30/16	1,000,000	1,000,169
DZ Bank AG 0.950%, 01/03/17	1,500,000	1,500,000
KBC Bank NV 1.000%, 01/04/17	1,500,000	1,500,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	1,000,000	1,000,001
National Bank of Canada 0.480%, 10/28/16	400,000	399,998
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	1,000,000	1,000,029
Swedbank 0.350%, 10/03/16	1,000,000	999,998

		8,900,195

Commercial Paper—0.3%
Credit Suisse AG 0.971%, 10/19/16	400,000	399,996
Manhattan Asset Funding 0.740%, 11/28/16	1,250,000	1,248,761
Victory Receivables Corp. 1.050%, 01/04/17	1,500,000	1,496,194

		3,144,951

Repurchase Agreements—4.1%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $7,200,560 on 10/03/16, collateralized by $6,804,108 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $7,344,002.	7,200,000	7,200,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $7,200,500 on 10/03/16, collateralized by $7,068,408 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $7,344,006.	7,200,000	7,200,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $2,000,083 on 10/03/16, collateralized by $1,944,385 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $2,040,000.	2,000,000	2,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $8,000,300 on 10/03/16, collateralized by $6,310,400 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $8,160,112.	8,000,000	8,000,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/29/16 at 0.650% to be repurchased at $4,700,339 on 10/03/16, collateralized by $4,486,991 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $4,796,005.	4,700,000	4,700,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $23,704 on 10/03/16, collateralized by $19,583 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $24,177.	23,703	23,703
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $10,000,583 on 10/03/16, collateralized by $15,995,610 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $10,200,595.	10,000,000	10,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $4,300,309 on 10/04/16, collateralized by $4,135,628 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $4,386,000.	4,300,000	4,300,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $4,000,173 on 10/03/16, collateralized by $5,647,501 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $4,080,000.	4,000,000	4,000,000

MSF-254

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $5,000,192 on 10/03/16, collateralized by $4,680,901 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $5,100,103.	5,000,000	$5,000,000

		52,423,703

Time Deposits—0.5%
ANZ London 0.420%, 10/03/16	100,000	100,000
Canadian Imperial Bank 0.260%, 10/03/16	2,000,000	2,000,000
DBS Bank Limited, Singapore 0.380%, 10/04/16	1,500,000	1,500,000
Den Norske Bank, Oslo 0.400%, 10/03/16	1,000,000	1,000,000
Royal Bank of Canada 0.280%, 10/03/16	1,000,000	1,000,000

		5,600,000

Total Securities Lending Reinvestments (Cost $70,068,261)		70,068,849

Total Investments—105.3% (Cost $1,067,069,901) (g)		1,334,945,233
Other assets and liabilities (net)—(5.3)%		(66,885,519)

Net Assets—100.0%		$1,268,059,714

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $65,672,868 and the collateral received consisted of cash in the amount of $67,067,969. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent less than 0.05% of net assets.
(d)	Affiliated Issuer.
(e)	Illiquid security. As of September 30, 2016, this security represents 0.0% of net assets.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(g)	As of September 30, 2016, the aggregate cost of investments was $1,067,069,901. The aggregate unrealized appreciation and depreciation of investments were $316,713,346 and $(48,838,014), respectively, resulting in net unrealized appreciation of $267,875,332.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MSF-255

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$33,594,530	$—	$—	$33,594,530
Airlines	5,284,078	—	—	5,284,078
Auto Components	6,876,597	—	—	6,876,597
Banks	13,373,642	—	—	13,373,642
Beverages	4,562,626	—	—	4,562,626
Biotechnology	72,187,647	—	—	72,187,647
Building Products	17,584,246	—	—	17,584,246
Capital Markets	42,246,406	—	—	42,246,406
Chemicals	27,227,843	—	—	27,227,843
Commercial Services & Supplies	22,380,666	—	—	22,380,666
Communications Equipment	14,908,884	—	—	14,908,884
Construction & Engineering	2,597,201	—	—	2,597,201
Consumer Finance	2,714,844	—	—	2,714,844
Containers & Packaging	17,160,265	—	—	17,160,265
Distributors	9,537,068	—	—	9,537,068
Diversified Consumer Services	20,228,554	—	—	20,228,554
Electrical Equipment	12,933,595	—	—	12,933,595
Electronic Equipment, Instruments & Components	21,389,948	—	—	21,389,948
Energy Equipment & Services	7,207,213	—	—	7,207,213
Equity Real Estate Investment Trusts	42,944,791	—	—	42,944,791
Food & Staples Retailing	11,882,835	—	—	11,882,835
Food Products	27,598,864	—	—	27,598,864
Health Care Equipment & Supplies	66,382,374	—	—	66,382,374
Health Care Providers & Services	46,045,761	—	—	46,045,761
Health Care Technology	4,331,730	—	—	4,331,730
Hotels, Restaurants & Leisure	74,728,080	—	—	74,728,080
Household Durables	8,048,278	—	—	8,048,278
Household Products	5,438,755	—	—	5,438,755
Insurance	4,648,458	—	—	4,648,458
Internet & Direct Marketing Retail	17,492,546	—	—	17,492,546
Internet Software & Services	32,892,154	—	—	32,892,154
IT Services	83,970,581	—	—	83,970,581
Leisure Products	6,977,204	—	—	6,977,204
Life Sciences Tools & Services	38,235,398	—	—	38,235,398
Machinery	68,857,523	—	—	68,857,523
Marine	5,851,632	—	—	5,851,632
Media	22,159,555	—	—	22,159,555
Metals & Mining	3,088,301	—	—	3,088,301
Multiline Retail	4,669,950	—	—	4,669,950
Oil, Gas & Consumable Fuels	39,377,347	—	—	39,377,347
Paper & Forest Products	2,908,452	—	—	2,908,452
Personal Products	2,325,602	—	—	2,325,602
Pharmaceuticals	32,695,403	—	—	32,695,403
Professional Services	19,645,344	—	—	19,645,344
Real Estate Management & Development	6,083,555	—	—	6,083,555
Road & Rail	14,961,340	—	—	14,961,340
Semiconductors & Semiconductor Equipment	37,749,452	—	—	37,749,452
Software	108,998,158	—	—	108,998,158
Specialty Retail	35,284,271	—	—	35,284,271
Technology Hardware, Storage & Peripherals	1,621,906	—	—	1,621,906
Textiles, Apparel & Luxury Goods	15,768,992	—	—	15,768,992
Thrifts & Mortgage Finance	6,576,615	—	—	6,576,615
Trading Companies & Distributors	6,149,137	—	—	6,149,137
Total Common Stocks	1,260,386,197	—	—	1,260,386,197
Total Rights*	—	—	323,645	323,645
Total Short-Term Investment*	4,166,542	—	—	4,166,542

MSF-256

Metropolitan Series Fund

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$8,900,195	$—	$8,900,195
Commercial Paper	—	3,144,951	—	3,144,951
Repurchase Agreements	—	52,423,703	—	52,423,703
Time Deposits	—	5,600,000	—	5,600,000
Total Securities Lending Reinvestments	—	70,068,849	—	70,068,849
Total Investments	$1,264,552,739	$70,068,849	$323,645	$1,334,945,233

Collateral for Securities Loaned (Liability)	$—	$(67,067,969)	$—	$(67,067,969)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation	Purchases	Balance as of September 30, 2016	Change in Unrealized Appreciation from investments still held at September 30, 2016
Rights
Biotechnology	$—	$146,631	$177,014	$323,645	$146,631

MSF-257

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks—93.9% of Net Assets

Security Description	Shares	Value

Chemicals—3.4%
Agrium, Inc. (a)	218,300	$19,797,627
CF Industries Holdings, Inc.	704,700	17,159,445

		36,957,072

Electrical Equipment—0.4%
Sunrun, Inc. (a) (b)	647,800	4,081,140

Energy Equipment & Services—14.2%
Halliburton Co.	914,700	41,051,736
Nabors Industries, Ltd.	2,669,100	32,456,256
Patterson-UTI Energy, Inc.	1,000,700	22,385,659
Schlumberger, Ltd.	466,600	36,693,424
Superior Energy Services, Inc.	1,137,000	20,352,300

		152,939,375

Metals & Mining—27.9%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares)	695,233	37,667,724
Barrick Gold Corp.	898,900	15,928,508
Detour Gold Corp. (b)	82,100	1,785,993
Eldorado Gold Corp. (b)	1,227,700	4,824,861
First Quantum Minerals, Ltd.	3,867,100	32,010,904
Freeport-McMoRan, Inc.	933,200	10,134,552
Glencore plc (b)	15,868,937	43,504,565
Goldcorp, Inc.	1,537,600	25,401,152
Kinross Gold Corp. (b)	1,970,700	8,296,647
New Gold, Inc. (b)	1,599,000	6,955,650
Newmont Mining Corp.	813,300	31,954,557
Osisko Gold Royalties, Ltd.	103,879	1,137,012
Petra Diamonds, Ltd.	3,964,700	6,670,445
Randgold Resources, Ltd. (ADR)	214,500	21,465,015
SEMAFO, Inc. (b)	395,400	1,645,554
Steel Dynamics, Inc.	627,800	15,688,722
Teck Resources, Ltd. - Class B	1,894,000	34,148,820

		299,220,681

Oil, Gas & Consumable Fuels—45.2%
Callon Petroleum Co. (b)	360,300	5,656,710
Cimarex Energy Co.	320,800	43,105,896
Concho Resources, Inc. (b)	328,550	45,126,342
CONSOL Energy, Inc. (a)	1,354,500	26,006,400
Diamondback Energy, Inc. (b)	462,100	44,611,134
EOG Resources, Inc.	447,800	43,306,738
Golar LNG, Ltd. (a)	332,600	7,051,120
Green Plains, Inc.	502,200	13,157,640
Gulfport Energy Corp. (b)	780,600	22,051,950
Hess Corp.	409,500	21,957,390
Laredo Petroleum, Inc. (a) (b)	1,898,100	24,485,490
Newfield Exploration Co. (b)	933,200	40,556,872
Parsley Energy, Inc. - Class A (b)	1,256,800	42,115,368
PDC Energy, Inc. (b)	464,800	31,169,488
Pioneer Natural Resources Co.	230,600	42,810,890
RSP Permian, Inc. (b)	85,600	3,319,568
Scorpio Tankers, Inc.	543,700	2,517,331
SM Energy Co.	675,300	26,053,074

		485,059,401

Paper & Forest Products—1.8%
Louisiana-Pacific Corp. (b)	1,007,100	18,963,693

Road & Rail—1.0%
Union Pacific Corp.	114,200	11,137,926

Total Common Stocks (Cost $889,150,349)		1,008,359,288

Short-Term Investment—6.5%

Mutual Fund—6.5%
AIM STIT-STIC Prime Portfolio	69,362,375	69,362,107

Total Short-Term Investments (Cost $69,362,107)		69,362,107

Securities Lending Reinvestments (c)—5.8%

Repurchase Agreements—5.4%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $6,300,490 on 10/03/16, collateralized by $5,953,595 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $6,426,002.	6,300,000	6,300,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $6,300,438 on 10/03/16, collateralized by $6,184,857 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $6,426,006.	6,300,000	6,300,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $4,000,167 on 10/03/16, collateralized by $3,888,769 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $4,080,000.	4,000,000	4,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $7,000,263 on 10/03/16, collateralized by $5,521,600 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $7,140,098.	7,000,000	7,000,000

MSF-258

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $9,700,802 on 10/03/16, collateralized by $9,260,386 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $9,898,138.	9,700,000	$9,700,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $344,658 on 10/03/16, collateralized by $284,740 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $351,537.	344,644	344,644
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $10,000,583 on 10/03/16, collateralized by $15,995,610 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $10,200,595.	10,000,000	10,000,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $8,000,347 on 10/03/16, collateralized by $11,295,003 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $8,160,000.	8,000,000	8,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $6,000,230 on 10/03/16, collateralized by $5,617,081 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $6,120,123.	6,000,000	6,000,000

		57,644,644

Time Deposits—0.4%
ANZ London 0.420%, 10/03/16	300,000	300,000
Canadian Imperial Bank 0.260%, 10/03/16	2,000,000	2,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	1,300,000	1,300,000
Royal Bank of Canada 0.280%, 10/03/16	1,300,000	1,300,000

		4,900,000

Total Securities Lending Reinvestments (Cost $62,544,644)		62,544,644

Total Investments—106.2% (Cost $1,021,057,100) (d)		1,140,266,039
Other assets and liabilities (net)—(6.2)%		(66,434,368)

Net Assets—100.0%		$1,073,831,671

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $61,745,083 and the collateral received consisted of cash in the amount of $62,544,644. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(d)	As of September 30, 2016, the aggregate cost of investments was $1,021,057,100. The aggregate unrealized appreciation and depreciation of investments were $178,134,189 and $(58,925,250), respectively, resulting in net unrealized appreciation of $119,208,939.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

MSF-259

Metropolitan Series Fund

Van Eck Global Natural Resources Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$36,957,072	$—	$—	$36,957,072
Electrical Equipment	4,081,140	—	—	4,081,140
Energy Equipment & Services	152,939,375	—	—	152,939,375
Metals & Mining	249,045,671	50,175,010	—	299,220,681
Oil, Gas & Consumable Fuels	485,059,401	—	—	485,059,401
Paper & Forest Products	18,963,693	—	—	18,963,693
Road & Rail	11,137,926	—	—	11,137,926
Total Common Stocks	958,184,278	50,175,010	—	1,008,359,288
Total Short-Term Investment*	69,362,107	—	—	69,362,107
Securities Lending Reinvestments
Repurchase Agreements	—	57,644,644	—	57,644,644
Time Deposits	—	4,900,000	—	4,900,000
Total Securities Lending Reinvestments	—	62,544,644	—	62,544,644
Total Investments	$1,027,546,385	$112,719,654	$—	$1,140,266,039

Collateral for Securities Loaned (Liability)	$—	$(62,544,644)	$—	$(62,544,644)

*	See Schedule of Investments for additional detailed categorizations.

MSF-260

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—49.8% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.0%
WPP Finance 2010 5.125%, 09/07/42	120,000	$133,855

Aerospace/Defense—0.3%
Harris Corp. 4.854%, 04/27/35	570,000	626,130
5.054%, 04/27/45	1,089,000	1,247,197
Lockheed Martin Corp. 3.100%, 01/15/23	220,000	231,999
3.550%, 01/15/26	2,261,000	2,443,209
4.700%, 05/15/46	5,321,000	6,321,992
Raytheon Co. 3.125%, 10/15/20	30,000	31,822
United Technologies Corp. 4.500%, 06/01/42	290,000	335,884

		11,238,233

Agriculture—0.7%
Alliance One International, Inc. 9.875%, 07/15/21 (a)	7,235,000	6,140,706
Altria Group, Inc. 5.375%, 01/31/44	1,129,000	1,421,445
Reynolds American, Inc. 4.450%, 06/12/25	2,000,000	2,231,452
4.850%, 09/15/23	2,960,000	3,388,167
5.850%, 08/15/45	9,465,000	12,305,522

		25,487,292

Airlines—0.0%
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	726,630	768,412
Delta Air Lines Pass-Through Trust 4.950%, 05/23/19	346,557	364,751
Hawaiian Airlines Pass-Through Certificates 3.900%, 01/15/26	411,956	416,076
Northwest Airlines Pass-Through Trust 7.575%, 03/01/19	12,640	13,461

		1,562,700

Apparel—0.3%
Hanesbrands, Inc. 4.625%, 05/15/24 (144A)	2,726,000	2,797,558
4.875%, 05/15/26 (144A)	5,315,000	5,434,587
William Carter Co. (The) 5.250%, 08/15/21	2,375,000	2,483,371

		10,715,516

Auto Manufacturers—0.7%
Ford Motor Co. 4.750%, 01/15/43	2,140,000	2,217,040
Ford Motor Credit Co. LLC 3.200%, 01/15/21	1,740,000	1,786,321
3.664%, 09/08/24	720,000	742,023

Auto Manufacturers—(Continued)
General Motors Co. 6.600%, 04/01/36	5,134,000	6,177,136
6.750%, 04/01/46	10,000,000	12,536,760
General Motors Financial Co., Inc. 5.250%, 03/01/26	1,660,000	1,823,151

		25,282,431

Auto Parts & Equipment—0.8%
American Axle & Manufacturing, Inc. 6.250%, 03/15/21 (a)	2,100,000	2,194,500
6.625%, 10/15/22 (a)	1,590,000	1,681,425
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/26	3,630,000	3,734,362
IHO Verwaltungs GmbH 4.125%, 09/15/21 (144A) (a) (b)	1,840,000	1,858,400
4.750%, 09/15/26 (144A) (b)	1,840,000	1,849,200
Schaeffler Finance B.V. 4.250%, 05/15/21 (144A)	4,000,000	4,100,000
Schaeffler Holding Finance B.V. 6.750%, 11/15/22 (144A) (b)	2,179,090	2,489,610
ZF North America Capital, Inc. 4.500%, 04/29/22 (144A)	1,425,000	1,511,042
4.750%, 04/29/25 (144A)	9,010,000	9,460,500

		28,879,039

Banks—9.2%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A) (a)	3,831,000	4,023,761
Bank of America Corp. 3.875%, 08/01/25	1,040,000	1,111,050
4.000%, 01/22/25	19,810,000	20,530,807
4.125%, 01/22/24	880,000	954,356
4.200%, 08/26/24	2,380,000	2,520,287
4.250%, 10/22/26	7,628,000	8,092,835
6.300%, 03/10/26 (a) (c)	375,000	407,344
6.500%, 10/23/24 (c)	4,835,000	5,236,909
Barclays Bank plc 7.625%, 11/21/22	13,000,000	14,430,000
10.179%, 06/12/21 (144A)	1,180,000	1,508,032
Barclays plc 4.375%, 01/12/26	1,575,000	1,629,556
BNP Paribas S.A. 4.375%, 05/12/26 (144A)	11,070,000	11,442,616
7.625%, 03/30/21 (144A) (c)	2,850,000	2,933,454
BPCE S.A. 4.875%, 04/01/26 (144A) (a)	12,000,000	12,480,144
5.150%, 07/21/24 (144A)	420,000	441,776
Citigroup, Inc. 4.050%, 07/30/22	2,000,000	2,125,442
4.400%, 06/10/25	1,470,000	1,556,423
4.450%, 09/29/27	18,094,000	18,934,882
5.350%, 05/15/23 (a) (c)	560,000	553,420
5.900%, 02/15/23 (a) (c)	1,475,000	1,526,625
5.950%, 01/30/23 (a) (c)	3,606,000	3,735,564

MSF-261

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc. 5.950%, 05/15/25 (c)	2,790,000	$2,846,079
6.300%, 05/15/24 (c)	850,000	873,375
Cooperatieve Rabobank UA 3.750%, 07/21/26	4,210,000	4,216,896
4.375%, 08/04/25	1,470,000	1,551,256
5.250%, 08/04/45	1,080,000	1,232,235
5.750%, 12/01/43	520,000	622,553
11.000%, 06/30/19 (144A) (c)	415,000	502,669
Credit Agricole S.A. 4.375%, 03/17/25 (144A)	500,000	510,433
7.875%, 01/23/24 (144A) (c)	1,750,000	1,749,265
8.125%, 12/23/25 (144A) (c)	4,540,000	4,812,400
8.375%, 10/13/19 (144A) (c)	640,000	722,125
Credit Suisse Group AG 7.500%, 12/11/23 (144A) (c)	1,665,000	1,693,721
Credit Suisse Group Funding Guernsey, Ltd. 4.875%, 05/15/45	1,560,000	1,647,767
Goldman Sachs Group, Inc. (The) 3.750%, 02/25/26 (a)	1,660,000	1,743,046
4.000%, 03/03/24	3,180,000	3,414,655
4.250%, 10/21/25	15,890,000	16,722,557
5.150%, 05/22/45	3,184,000	3,472,197
5.250%, 07/27/21	1,330,000	1,501,518
6.750%, 10/01/37	2,000,000	2,546,620
7.500%, 02/15/19	20,000	22,605
HSBC Holdings plc 3.900%, 05/25/26	15,950,000	16,524,599
4.250%, 08/18/25	2,253,000	2,312,977
6.375%, 09/17/24 (a) (c)	1,290,000	1,270,650
ICICI Bank, Ltd. 5.750%, 11/16/20	9,290,000	10,439,377
Intesa Sanpaolo S.p.A. 6.500%, 02/24/21 (144A)	1,175,000	1,318,205
Itau CorpBanca 3.875%, 09/22/19	6,290,000	6,565,188
Itau Unibanco Holding S.A. 2.850%, 05/26/18 (a)	10,770,000	10,796,925
JPMorgan Chase & Co. 3.625%, 05/13/24	690,000	733,815
3.875%, 09/10/24	5,082,000	5,350,197
4.350%, 08/15/21	10,000	10,980
4.500%, 01/24/22	160,000	177,170
6.750%, 02/01/24 (a) (c)	1,105,000	1,219,644
Lloyds Banking Group plc 4.582%, 12/10/25 (144A)	3,011,000	3,072,328
4.650%, 03/24/26	12,350,000	12,707,965
7.500%, 06/27/24 (a) (c)	2,360,000	2,437,172
Macquarie Bank, Ltd. 4.875%, 06/10/25 (144A)	2,100,000	2,209,358
Morgan Stanley 4.000%, 07/23/25	1,165,000	1,252,793
4.100%, 05/22/23	2,500,000	2,643,153
4.875%, 11/01/22	450,000	496,333
6.625%, 04/01/18	714,000	765,037

Banks—(Continued)
Nordea Bank AB 4.250%, 09/21/22 (144A)	3,400,000	3,673,234
Oversea-Chinese Banking Corp., Ltd. 4.250%, 06/19/24	10,230,000	11,051,213
PNC Financial Services Group, Inc. (The) 6.750%, 08/01/21 (c)	1,970,000	2,203,938
Royal Bank of Scotland Group plc 4.800%, 04/05/26 (a)	400,000	411,371
5.125%, 05/28/24	1,330,000	1,331,410
6.000%, 12/19/23	875,000	911,941
6.100%, 06/10/23	780,000	817,536
6.125%, 12/15/22	390,000	413,249
Royal Bank of Scotland NV 4.650%, 06/04/18	410,000	421,087
Royal Bank of Scotland plc (The) 13.125%, 03/19/22 (AUD) (c)	1,580,000	1,261,224
Santander Holdings USA, Inc. 4.500%, 07/17/25	890,000	926,904
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	12,691,000	12,705,265
7.375%, 06/24/22 (GBP) (c)	2,620,000	3,344,124
Santander UK plc 7.950%, 10/26/29	272,000	343,974
Scotia Bank Peru DPR Finance Co. 3.600%, 03/15/17 (144A) (c) (d)	105,263	105,218
Standard Chartered plc 3.950%, 01/11/23 (144A) (a)	2,425,000	2,418,554
5.700%, 03/26/44 (144A)	9,800,000	10,429,062
UBS AG 7.625%, 08/17/22	2,850,000	3,320,250
Wachovia Capital Trust III 5.570%, 10/31/16 (c)	1,021,000	1,018,345
Wells Fargo & Co. 4.300%, 07/22/27	17,670,000	19,043,630
Wells Fargo Capital X 5.950%, 12/15/36	380,000	417,050

		327,451,700

Beverages—1.2%
Anheuser-Busch InBev Finance, Inc. 3.650%, 02/01/26	8,642,000	9,281,508
4.900%, 02/01/46	8,215,000	9,774,051
Anheuser-Busch InBev Worldwide, Inc. 7.750%, 01/15/19	1,254,000	1,426,550
Beverages & More, Inc. 10.000%, 11/15/18 (144A)	1,640,000	1,558,000
Carolina Beverage Group LLC / Carolina Beverage Group Finance, Inc. 10.625%, 08/01/18 (144A)	370,000	345,025
Constellation Brands, Inc. 4.250%, 05/01/23	2,500,000	2,646,875
4.750%, 11/15/24	11,649,000	12,610,042
4.750%, 12/01/25	1,500,000	1,620,000
6.000%, 05/01/22	2,282,000	2,621,448

MSF-262

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Dr Pepper Snapple Group, Inc. 3.400%, 11/15/25	64,000	$68,319
4.500%, 11/15/45	32,000	36,276
PepsiCo, Inc. 4.250%, 10/22/44	751,000	857,097
4.450%, 04/14/46	1,178,000	1,394,776

		44,239,967

Biotechnology—0.4%
Biogen, Inc. 3.625%, 09/15/22	1,350,000	1,445,978
4.050%, 09/15/25	1,625,000	1,769,217
Celgene Corp. 3.875%, 08/15/25	1,120,000	1,197,514
5.000%, 08/15/45	920,000	1,035,844
Gilead Sciences, Inc. 2.550%, 09/01/20	1,675,000	1,730,111
3.500%, 02/01/25	2,525,000	2,674,548
4.600%, 09/01/35	1,800,000	1,978,990
4.750%, 03/01/46	1,675,000	1,871,900

		13,704,102

Building Materials—0.1%
Hardwoods Acquisition, Inc. 7.500%, 08/01/21 (144A)	2,800,000	2,107,000
NWH Escrow Corp. 7.500%, 08/01/21 (144A)	550,000	413,875
Ply Gem Industries, Inc. 6.500%, 02/01/22	1,540,000	1,563,100

		4,083,975

Chemicals—0.5%
Eastman Chemical Co. 4.800%, 09/01/42	740,000	758,585
OCP S.A. 5.625%, 04/25/24	9,930,000	10,784,973
Potash Corp. of Saskatchewan, Inc. 4.875%, 03/30/20	40,000	43,831
Rain CII Carbon LLC / CII Carbon Corp. 8.000%, 12/01/18 (144A)	1,275,000	1,247,205
Westlake Chemical Corp. 4.625%, 02/15/21 (144A)	1,480,000	1,546,600
4.875%, 05/15/23 (144A)	1,820,000	1,901,900

		16,283,094

Coal—0.1%
Murray Energy Corp. 11.250%, 04/15/21 (144A)	4,550,000	2,559,375

Commercial Services—0.8%
AA Bond Co., Ltd. 5.500%, 07/31/22 (GBP)	2,690,000	3,443,059
ADT Corp. (The) 4.125%, 06/15/23	4,070,000	4,008,950

Commercial Services—(Continued)
Board of Trustees of The Leland Stanford Junior University (The) 4.750%, 05/01/19	950,000	1,035,600
Cleveland Clinic Foundation (The) 4.858%, 01/01/2114	1,450,000	1,629,931
Ecolab, Inc. 4.350%, 12/08/21	70,000	78,589
Massachusetts Institute of Technology 5.600%, 07/01/2111	800,000	1,105,817
Metropolitan Museum of Art (The) 3.400%, 07/01/45	2,025,000	2,097,527
Total System Services, Inc. 4.800%, 04/01/26	2,201,000	2,437,238
UBM plc 5.750%, 11/03/20 (144A)	50,000	54,185
United Rentals North America, Inc. 5.875%, 09/15/26	8,000,000	8,240,000
6.125%, 06/15/23 (a)	1,850,000	1,940,187
University of Southern California 5.250%, 10/01/2111	550,000	722,651
Verisk Analytics, Inc. 5.500%, 06/15/45	1,571,000	1,685,198

		28,478,932

Computers—0.4%
Compiler Finance Sub, Inc. 7.000%, 05/01/21 (144A) (d)	70,000	32,550
Diamond 1 Finance Corp. / Diamond 2 Finance Corp. 3.480%, 06/01/19 (144A)	1,000,000	1,028,470
4.420%, 06/15/21 (144A)	12,010,000	12,551,891

		13,612,911

Diversified Financial Services—2.0%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, 10/30/20	1,060,000	1,113,000
4.625%, 07/01/22	600,000	630,750
5.000%, 10/01/21	15,056,000	16,072,280
Ally Financial, Inc. 5.750%, 11/20/25 (a)	5,392,000	5,641,380
8.000%, 11/01/31	1,025,000	1,263,313
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A)	3,370,000	3,657,185
CIT Group, Inc. 5.000%, 08/15/22	1,482,000	1,574,625
GE Capital International Funding Co. 2.342%, 11/15/20	538,000	552,574
International Lease Finance Corp. 6.250%, 05/15/19	2,470,000	2,676,862
8.250%, 12/15/20	2,613,000	3,102,937
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	137,108
Macquarie Group, Ltd. 6.000%, 01/14/20 (144A)	3,200,000	3,537,738
6.250%, 01/14/21 (144A)	400,000	456,477

MSF-263

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Navient Corp. 5.000%, 10/26/20	5,811,000	$5,731,099
5.875%, 10/25/24	3,150,000	2,866,500
8.000%, 03/25/20	1,610,000	1,726,725
Quicken Loans, Inc. 5.750%, 05/01/25 (144A)	19,470,000	19,323,975
Visa, Inc. 3.150%, 12/14/25	1,850,000	1,954,212

		72,018,740

Electric—1.2%
Comision Federal de Electricidad 6.125%, 06/16/45 (144A)	10,430,000	11,160,100
Electricite de France S.A. 5.250%, 01/29/23 (144A) (c)	950,000	928,720
Enel S.p.A. 7.750%, 09/10/75 (GBP) (c)	2,450,000	3,527,654
Exelon Corp. 5.625%, 06/15/35	255,000	304,694
FirstEnergy Corp. 4.250%, 03/15/23	1,560,000	1,654,258
7.375%, 11/15/31	3,550,000	4,612,195
Mirant Mid Atlantic Pass-Through Trust 10.060%, 12/30/28	5,056,588	3,868,290
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A) (d)	2,802,397	3,012,577
Pacific Gas & Electric Co. 6.050%, 03/01/34	1,180,000	1,573,541
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	713,638	741,671
Perusahaan Listrik Negara PT 5.500%, 11/22/21	9,750,000	10,854,090
Southern California Edison Co. 3.900%, 03/15/43	1,217,000	1,319,515

		43,557,305

Electronics—0.1%
Flex, Ltd. 4.625%, 02/15/20	780,000	836,841
Flextronics International, Ltd. 5.000%, 02/15/23	1,300,000	1,413,538

		2,250,379

Energy-Alternate Sources—0.0%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A) (d)	1,539,668	1,575,256

Engineering & Construction—0.3%
CRCC Yuxiang, Ltd. 3.500%, 05/16/23	10,520,000	10,899,141

Entertainment—0.1%
Greektown Holdings LLC / Greektown Mothership Corp. 8.875%, 03/15/19 (144A)	1,150,000	1,216,125

Entertainment—(Continued)
Vue International Bidco PLC 7.875%, 07/15/20 (GBP)	2,510,000	3,376,962

		4,593,087

Environmental Control—0.0%
Waste Management, Inc. 3.500%, 05/15/24 (a)	890,000	959,553
4.600%, 03/01/21	180,000	199,937
7.375%, 05/15/29	190,000	268,386

		1,427,876

Food—0.3%
Dole Food Co., Inc. 7.250%, 05/01/19 (144A) (a)	8,520,000	8,647,800
Kraft Heinz Foods Co. 3.500%, 06/06/22	570,000	605,629
3.950%, 07/15/25	280,000	302,943
4.875%, 02/15/25 (144A)	1,157,000	1,275,922
5.000%, 07/15/35	380,000	438,833
5.200%, 07/15/45	390,000	461,224

		11,732,351

Healthcare-Products—0.7%
DJO Finance LLC / DJO Finance Corp. 10.750%, 04/15/20 (144A)	2,060,000	1,709,800
DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. 8.125%, 06/15/21 (144A)	4,570,000	4,238,675
Immucor, Inc. 11.125%, 08/15/19	4,810,000	4,533,425
Medtronic, Inc. 3.150%, 03/15/22	2,393,000	2,544,436
3.500%, 03/15/25	1,730,000	1,862,978
Universal Hospital Services, Inc. 7.625%, 08/15/20	10,255,000	9,767,888

		24,657,202

Healthcare-Services—1.6%
Centene Corp. 4.750%, 05/15/22	6,600,000	6,814,500
5.625%, 02/15/21	1,906,000	2,020,360
6.125%, 02/15/24	3,073,000	3,334,205
DaVita, Inc. 5.000%, 05/01/25	4,190,000	4,205,713
Dignity Health 3.812%, 11/01/24	1,800,000	1,922,641
4.500%, 11/01/42	339,000	359,915
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A)	700,000	735,000
5.875%, 01/31/22 (144A)	3,225,000	3,652,313
HCA, Inc. 4.750%, 05/01/23	590,000	615,075
5.250%, 04/15/25	1,655,000	1,764,644
5.250%, 06/15/26	1,270,000	1,349,375

MSF-264

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc. 5.375%, 02/01/25	4,615,000	$4,764,988
5.875%, 05/01/23	50,000	53,250
6.500%, 02/15/20	1,550,000	1,716,625
7.500%, 02/15/22	6,583,000	7,553,992
7.690%, 06/15/25	1,817,000	2,042,144
IASIS Healthcare LLC / IASIS Capital Corp. 8.375%, 05/15/19	7,887,000	7,137,735
Memorial Sloan-Kettering Cancer Center 4.200%, 07/01/55	1,825,000	2,041,330
Tenet Healthcare Corp. 8.125%, 04/01/22	3,655,000	3,655,000

		55,738,805

Holding Companies-Diversified—0.3%
Co-operative Group Holdings, Ltd. 7.500%, 07/08/26 (GBP)	2,410,000	3,732,221
DH Services Luxembourg S.a.r.l. 7.750%, 12/15/20 (144A)	6,940,000	7,234,950

		10,967,171

Home Builders—0.8%
Meritage Homes Corp. 7.000%, 04/01/22	2,500,000	2,787,500
Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 5.250%, 04/15/21 (144A)	3,955,000	4,083,538
5.625%, 03/01/24 (144A)	6,000,000	6,180,000
5.875%, 04/15/23 (144A)	780,000	817,050
William Lyon Homes, Inc. 5.750%, 04/15/19	4,247,000	4,331,940
7.000%, 08/15/22	8,040,000	8,281,200
8.500%, 11/15/20	3,060,000	3,197,700

		29,678,928

Housewares—0.5%
American Greetings Corp. 7.375%, 12/01/21	1,505,000	1,565,200
Newell Brands, Inc. 3.850%, 04/01/23	2,750,000	2,927,281
4.200%, 04/01/26	4,000,000	4,356,432
5.500%, 04/01/46	6,800,000	8,249,094

		17,098,007

Insurance—0.8%
American Equity Investment Life Holding Co. 6.625%, 07/15/21	1,630,000	1,699,071
American International Group, Inc. 3.750%, 07/10/25	1,380,000	1,447,407
6.250%, 03/15/87 (c)	453,000	477,915
AXA S.A. 8.600%, 12/15/30	1,320,000	1,861,200
Berkshire Hathaway, Inc. 2.750%, 03/15/23	1,101,000	1,144,143
3.125%, 03/15/26	1,101,000	1,157,217

Insurance—(Continued)
Chubb INA Holdings, Inc. 2.300%, 11/03/20	350,000	359,100
3.350%, 05/03/26	470,000	503,256
4.350%, 11/03/45	1,104,000	1,276,086
Delphi Financial Group, Inc. 7.875%, 01/31/20	2,190,000	2,513,104
Liberty Mutual Insurance Co. 7.697%, 10/15/97 (144A)	2,600,000	3,382,920
Prudential Financial, Inc. 5.625%, 06/15/43 (c)	550,000	593,340
5.875%, 09/15/42 (c)	1,200,000	1,323,900
8.875%, 06/15/38 (c)	915,000	1,015,650
Teachers Insurance & Annuity Association of America 4.900%, 09/15/44 (144A)	1,771,000	1,991,867
6.850%, 12/16/39 (144A)	2,546,000	3,461,320
TIAA Asset Management Finance Co. LLC 4.125%, 11/01/24 (144A)	1,807,000	1,904,990
Trinity Acquisition plc 4.400%, 03/15/26	1,650,000	1,728,050

		27,840,536

Internet—0.5%
Alibaba Group Holding, Ltd. 3.125%, 11/28/21	10,475,000	10,922,220
eBay, Inc. 3.800%, 03/09/22	1,095,000	1,170,964
Netflix, Inc. 5.500%, 02/15/22	2,453,000	2,640,041
Priceline Group, Inc. (The) 3.650%, 03/15/25	1,625,000	1,704,245

		16,437,470

Iron/Steel—0.3%
Vale Overseas, Ltd. 6.250%, 08/10/26 (a)	3,990,000	4,168,353
6.875%, 11/10/39	7,980,000	7,720,650

		11,889,003

Leisure Time—0.9%
Gibson Brands, Inc. 8.875%, 08/01/18 (144A)	2,070,000	1,542,150
NCL Corp., Ltd. 4.625%, 11/15/20 (144A)	2,590,000	2,590,000
5.250%, 11/15/19 (144A)	6,305,000	6,368,050
Viking Cruises, Ltd. 8.500%, 10/15/22 (144A)	9,800,000	10,045,000
Vista Outdoor, Inc. 5.875%, 10/01/23 (144A)	9,530,000	9,958,850

		30,504,050

Lodging—0.4%
MCE Finance, Ltd. 5.000%, 02/15/21 (144A)	2,450,000	2,462,720

MSF-265

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
MGM Resorts International 6.000%, 03/15/23 (a)	5,592,000	$6,067,320
6.625%, 12/15/21	4,180,000	4,702,500

		13,232,540

Machinery-Construction & Mining—0.0%
Ormat Funding Corp. 8.250%, 12/30/20	506,834	501,766

Media—2.6%
Altice Financing S.A. 6.625%, 02/15/23 (144A)	5,340,000	5,480,175
7.500%, 05/15/26 (144A)	5,000,000	5,206,250
CCO Holdings LLC / CCO Holdings Capital Corp. 5.375%, 05/01/25 (144A)	880,000	922,900
5.875%, 04/01/24 (144A)	2,184,000	2,330,110
6.625%, 01/31/22	2,300,000	2,409,250
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22 (144A)	280,000	302,137
4.908%, 07/23/25 (144A)	3,660,000	4,037,181
6.384%, 10/23/35 (144A)	4,647,000	5,473,144
CSC Holdings LLC 6.625%, 10/15/25 (144A)	2,680,000	2,907,800
10.125%, 01/15/23 (144A)	1,125,000	1,296,563
10.875%, 10/15/25 (144A)	6,447,000	7,542,990
DISH DBS Corp. 5.000%, 03/15/23	3,247,000	3,157,708
5.875%, 07/15/22	2,880,000	2,959,862
5.875%, 11/15/24	2,450,000	2,419,375
6.750%, 06/01/21	75,000	81,000
7.750%, 07/01/26 (144A)	3,630,000	3,856,875
SFR Group S.A. 6.000%, 05/15/22 (144A)	7,185,000	7,328,700
7.375%, 05/01/26 (144A)	3,040,000	3,107,458
Time Warner Cable LLC 5.875%, 11/15/40	1,942,000	2,156,566
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH 5.500%, 01/15/23 (144A)	5,975,000	6,199,063
Univision Communications, Inc. 5.125%, 02/15/25 (144A)	9,890,000	9,951,812
UPCB Finance IV, Ltd. 5.375%, 01/15/25 (144A)	2,296,000	2,306,676
Viacom, Inc. 3.875%, 04/01/24 (a)	240,000	247,360
Virgin Media Finance plc 6.000%, 10/15/24 (144A)	3,985,000	4,124,515
6.375%, 10/15/24 (GBP)	2,510,000	3,383,468
Virgin Media Secured Finance plc 5.375%, 04/15/21 (144A)	2,736,900	2,853,218
5.500%, 08/15/26 (144A)	2,000,000	2,040,000

		94,082,156

Metal Fabricate/Hardware—0.0%
Valmont Industries, Inc. 6.625%, 04/20/20	314,000	357,653

Mining—2.9%
Alcoa Nederland Holding B.V. 6.750%, 09/30/24 (144A) (a)	1,940,000	2,015,175
7.000%, 09/30/26 (144A)	1,770,000	1,829,738
Alcoa, Inc. 5.125%, 10/01/24 (a)	2,125,000	2,260,469
Anglo American Capital plc 2.625%, 04/03/17 (144A)	850,000	847,875
2.625%, 09/27/17 (144A) (a)	3,000,000	2,992,500
Barminco Finance Pty, Ltd. 9.000%, 06/01/18 (144A)	195,000	188,663
Barrick Gold Corp. 4.100%, 05/01/23	2,521,000	2,718,694
5.250%, 04/01/42	4,000,000	4,386,440
6.950%, 04/01/19	57,000	63,638
Barrick North America Finance LLC 4.400%, 05/30/21	400,000	438,163
5.750%, 05/01/43	11,289,000	13,237,910
BHP Billiton Finance USA, Ltd. 2.875%, 02/24/22	160,000	167,980
3.250%, 11/21/21	430,000	460,140
5.000%, 09/30/43	750,000	886,434
6.250%, 10/19/75 (144A) (c)	2,392,000	2,589,340
6.750%, 10/19/75 (144A) (c)	8,191,000	9,276,307
Coeur Mining, Inc. 7.875%, 02/01/21	2,471,000	2,532,775
FMG Resources Pty, Ltd. 6.875%, 04/01/22 (144A) (a)	3,240,000	3,352,752
Freeport-McMoRan, Inc. 2.300%, 11/14/17	1,500,000	1,492,500
3.550%, 03/01/22 (a)	5,670,000	5,159,700
3.875%, 03/15/23	4,704,000	4,221,464
Glencore Finance Canada, Ltd. 4.250%, 10/25/22 (144A)	788,000	789,845
Glencore Funding LLC 2.875%, 04/16/20 (144A)	2,890,000	2,866,880
4.000%, 04/16/25 (144A)	6,580,000	6,433,180
Gold Fields Orogen Holdings BVI, Ltd. 4.875%, 10/07/20 (144A)	2,745,000	2,778,763
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/18 (144A) (d) (e)	952,902	14,294
Mirabela Nickel, Ltd. 1.000%, 09/10/44 (144A) (d) (f)	36,053	4
Rio Tinto Finance USA, Ltd. 3.750%, 09/20/21	130,000	140,583
3.750%, 06/15/25 (a)	7,330,000	7,885,988
Southern Copper Corp. 5.250%, 11/08/42	12,250,000	11,579,545
Yamana Gold, Inc. 4.950%, 07/15/24	9,130,000	9,431,098

		103,038,837

MSF-266

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—0.5%
Actuant Corp. 5.625%, 06/15/22	3,380,000	$3,521,554
CBC Ammo LLC / CBC FinCo, Inc. 7.250%, 11/15/21 (144A)	1,400,000	1,365,000
General Electric Co. 4.500%, 03/11/44	260,000	299,320
5.000%, 01/21/21 (c)	9,740,000	10,358,003
5.300%, 02/11/21	187,000	214,268
6.875%, 01/10/39	1,258,000	1,894,891

		17,653,036

Oil & Gas—5.1%
Anadarko Finance Co. 7.500%, 05/01/31	80,000	99,040
Anadarko Petroleum Corp. 4.500%, 07/15/44	800,000	733,998
5.550%, 03/15/26 (a)	3,000,000	3,390,117
6.450%, 09/15/36	220,000	257,026
6.600%, 03/15/46	7,000,000	8,517,285
Apache Corp. 3.250%, 04/15/22	574,000	589,006
4.250%, 01/15/44	260,000	252,569
4.750%, 04/15/43	12,000,000	12,261,132
Berry Petroleum Co. LLC 6.375%, 09/15/22 (e) (g)	1,040,000	587,600
6.750%, 11/01/20 (e) (g)	850,000	484,500
BP Capital Markets plc 3.119%, 05/04/26	11,580,000	11,833,660
3.245%, 05/06/22	220,000	231,708
Carrizo Oil & Gas, Inc. 6.250%, 04/15/23 (a)	1,668,000	1,651,320
7.500%, 09/15/20	3,980,000	4,119,300
Chesapeake Energy Corp. 6.125%, 02/15/21	3,635,000	3,335,112
6.625%, 08/15/20	6,110,000	5,751,037
Clayton Williams Energy, Inc. 7.750%, 04/01/19	1,441,000	1,408,578
Concho Resources, Inc. 5.500%, 04/01/23	4,875,000	5,027,344
6.500%, 01/15/22	1,400,000	1,452,500
ConocoPhillips Holding Co. 6.950%, 04/15/29	375,000	476,868
Continental Resources, Inc. 7.125%, 04/01/21 (a)	840,000	865,200
CrownRock L.P. / CrownRock Finance, Inc. 7.125%, 04/15/21 (144A)	3,850,000	4,023,250
Devon Energy Corp. 3.250%, 05/15/22	2,035,000	2,020,452
5.000%, 06/15/45 (a)	2,110,000	2,052,682
5.600%, 07/15/41	110,000	110,989
5.850%, 12/15/25 (a)	970,000	1,091,618
Devon Financing Co. LLC 7.875%, 09/30/31	140,000	173,430
Ecopetrol S.A. 5.375%, 06/26/26	11,570,000	12,043,791

Oil & Gas—(Continued)
Ensco plc 4.500%, 10/01/24	2,377,000	1,711,440
5.200%, 03/15/25 (a)	2,212,000	1,617,744
EOG Resources, Inc. 3.150%, 04/01/25	1,248,000	1,265,378
4.150%, 01/15/26	1,665,000	1,818,533
Exxon Mobil Corp. 4.114%, 03/01/46	1,630,000	1,822,003
Kerr-McGee Corp. 6.950%, 07/01/24	290,000	348,619
7.875%, 09/15/31	285,000	353,532
MEG Energy Corp. 6.375%, 01/30/23 (144A)	3,825,000	3,026,531
6.500%, 03/15/21 (144A)	1,411,000	1,151,729
7.000%, 03/31/24 (144A)	796,000	628,840
Newfield Exploration Co. 5.625%, 07/01/24	4,116,000	4,218,900
Noble Energy, Inc. 6.000%, 03/01/41	10,200,000	11,035,156
Oasis Petroleum, Inc. 6.500%, 11/01/21 (a)	2,110,000	2,015,050
6.875%, 03/15/22	4,817,000	4,612,277
Occidental Petroleum Corp. 3.125%, 02/15/22	110,000	115,452
3.500%, 06/15/25	1,850,000	1,969,689
4.625%, 06/15/45	230,000	259,972
Pacific Exploration and Production Corp. 5.375%, 01/26/19 (144A)	710,000	124,566
Parsley Energy LLC / Parsley Finance Corp. 6.250%, 06/01/24 (144A)	5,360,000	5,534,200
7.500%, 02/15/22 (144A)	1,703,000	1,809,437
Petrobras Global Finance B.V. 6.850%, 06/05/2115 (g)	17,700,000	14,974,200
Pride International, Inc. 6.875%, 08/15/20 (a)	1,795,000	1,772,562
QEP Resources, Inc. 5.250%, 05/01/23	2,650,000	2,610,250
6.875%, 03/01/21 (a)	1,050,000	1,094,625
Range Resources Corp. 4.875%, 05/15/25	2,875,000	2,760,000
Rice Energy, Inc. 6.250%, 05/01/22 (a)	3,388,000	3,498,110
7.250%, 05/01/23	2,050,000	2,193,500
RSP Permian, Inc. 6.625%, 10/01/22	4,284,000	4,487,490
Sanchez Energy Corp. 6.125%, 01/15/23 (g)	3,710,000	2,977,275
7.750%, 06/15/21 (a) (g)	3,000,000	2,640,000
Shell International Finance B.V. 2.875%, 05/10/26	2,840,000	2,882,447
3.250%, 05/11/25 (a)	1,773,000	1,867,808
4.000%, 05/10/46	360,000	368,281
4.125%, 05/11/35	470,000	504,122
4.550%, 08/12/43	735,000	810,711
SM Energy Co. 5.000%, 01/15/24	70,000	65,800
6.500%, 11/15/21 (a)	1,725,000	1,763,812

MSF-267

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Valero Energy Corp. 9.375%, 03/15/19	1,230,000	$1,447,987
Whiting Petroleum Corp. 6.250%, 04/01/23 (a)	1,755,000	1,601,437
WPX Energy, Inc. 8.250%, 08/01/23	20,000	21,500

		180,622,077

Oil & Gas Services—0.6%
CGG S.A. 6.500%, 06/01/21	2,840,000	1,384,500
6.875%, 01/15/22	220,000	112,200
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc. 6.750%, 02/01/22	1,453,000	1,492,958
Globe Luxembourg SCA 9.625%, 05/01/18 (144A)	4,500,000	4,128,750
Halliburton Co. 3.800%, 11/15/25	1,210,000	1,250,972
4.850%, 11/15/35	2,000,000	2,143,678
5.000%, 11/15/45	8,200,000	8,950,349
KCA Deutag UK Finance plc 7.250%, 05/15/21 (144A)	1,430,000	1,172,600

		20,636,007

Packaging & Containers—0.7%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 7.000%, 11/15/20 (144A)	211,765	218,647
7.250%, 05/15/24 (144A)	5,000,000	5,325,000
BWAY Holding Co. 9.125%, 08/15/21 (144A)	1,263,000	1,310,362
Coveris Holdings S.A. 7.875%, 11/01/19 (144A)	3,190,000	3,261,775
Graphic Packaging International, Inc. 4.750%, 04/15/21	1,400,000	1,494,500
4.875%, 11/15/22	1,337,000	1,403,850
Pactiv LLC 7.950%, 12/15/25	1,300,000	1,417,000
8.375%, 04/15/27	3,180,000	3,529,800
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 5.125%, 07/15/23 (144A)	2,010,000	2,075,325
5.750%, 10/15/20	1,250,000	1,289,063
7.000%, 07/15/24 (144A)	2,920,000	3,131,700
WestRock RKT Co. 4.000%, 03/01/23	140,000	147,843

		24,604,865

Pharmaceuticals—1.0%
Actavis Funding SCS 3.450%, 03/15/22	450,000	472,427
3.800%, 03/15/25	690,000	730,264
4.550%, 03/15/35	50,000	53,110
4.750%, 03/15/45	10,220,000	11,174,793

Pharmaceuticals—(Continued)
AstraZeneca plc 3.375%, 11/16/25	2,201,000	2,350,602
Bayer U.S. Finance LLC 3.375%, 10/08/24 (144A)	2,404,000	2,482,137
BioScrip, Inc. 8.875%, 02/15/21	5,342,000	4,994,770
DPx Holdings B.V. 7.500%, 02/01/22 (144A)	2,030,000	2,146,725
Mead Johnson Nutrition Co. 4.125%, 11/15/25	1,653,000	1,792,176
Valeant Pharmaceuticals International, Inc. 5.500%, 03/01/23 (144A)	1,740,000	1,487,700
5.875%, 05/15/23 (144A)	675,000	582,188
6.125%, 04/15/25 (144A)	3,340,000	2,876,575
6.375%, 10/15/20 (144A)	1,070,000	1,003,125
Zoetis, Inc. 3.250%, 02/01/23	1,766,000	1,819,895

		33,966,487

Pipelines—2.5%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/22 (144A)	3,185,000	3,113,337
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	190,000	236,749
Energy Transfer Equity L.P. 5.500%, 06/01/27	1,376,000	1,369,120
5.875%, 01/15/24	1,638,000	1,699,425
Enterprise Products Operating LLC 3.700%, 02/15/26	1,072,000	1,103,528
3.750%, 02/15/25	2,100,000	2,176,320
3.900%, 02/15/24	225,000	235,336
4.465%, 08/01/66 (c)	1,059,000	998,213
Genesis Energy L.P. / Genesis Energy Finance Corp. 6.000%, 05/15/23	6,046,000	6,000,655
6.750%, 08/01/22	5,004,000	5,156,022
Hiland Partners L.P. / Hiland Partner Finance Corp. 7.250%, 10/01/20 (144A)	400,000	414,500
IFM U.S. Colonial Pipeline 2 LLC 6.450%, 05/01/21 (144A)	2,500,000	2,822,463
Kinder Morgan, Inc. 5.550%, 06/01/45	4,130,000	4,236,930
7.800%, 08/01/31	67,000	81,652
MPLX L.P. 4.875%, 12/01/24	6,130,000	6,340,418
5.500%, 02/15/23	1,680,000	1,735,603
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	1,640,000	1,779,400
Niska Gas Storage, Ltd. / Niska Gas Storage Canada Finance Corp. 6.500%, 04/01/19	5,703,000	5,660,227
Plains All American Pipeline L.P. / PAA Finance Corp. 4.650%, 10/15/25 (a)	2,050,000	2,123,519

MSF-268

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Regency Energy Partners L.P. / Regency Energy Finance Corp. 5.875%, 03/01/22	780,000	$860,087
Rockies Express Pipeline LLC 5.625%, 04/15/20 (144A)	1,298,000	1,369,390
6.875%, 04/15/40 (144A)	2,675,000	2,755,250
7.500%, 07/15/38 (144A)	6,175,000	6,560,937
Sabine Pass Liquefaction LLC 5.750%, 05/15/24	2,648,000	2,849,910
Southern Natural Gas Co. LLC 5.900%, 04/01/17 (144A)	10,000	10,213
8.000%, 03/01/32	25,000	32,114
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.500%, 07/01/21	4,020,000	4,160,700
Tesoro Logistics L.P. / Tesoro Logistics Finance Corp. 5.500%, 10/15/19	600,000	639,000
5.875%, 10/01/20 (a)	1,753,000	1,805,590
6.125%, 10/15/21	1,200,000	1,254,000
6.250%, 10/15/22	1,720,000	1,836,100
Williams Cos., Inc. (The) 7.750%, 06/15/31	1,563,000	1,785,728
8.750%, 03/15/32	11,414,000	14,153,360

		87,355,796

Real Estate—0.2%
CBRE Services, Inc. 4.875%, 03/01/26	2,404,000	2,506,079
Grainger plc 5.000%, 12/16/20 (GBP)	2,550,000	3,623,850

		6,129,929

Real Estate Investment Trusts—0.7%
Corrections Corp. of America 4.125%, 04/01/20 (a)	1,260,000	1,184,400
5.000%, 10/15/22 (a)	5,400,000	4,887,000
Crown Castle International Corp. 5.250%, 01/15/23	1,850,000	2,094,829
CTR Partnership L.P. / CareTrust Capital Corp. 5.875%, 06/01/21	2,410,000	2,494,350
Digital Realty Trust L.P. 4.750%, 10/01/25	1,668,000	1,809,887
EPR Properties 4.500%, 04/01/25	1,112,000	1,126,799
Equinix, Inc. 5.375%, 04/01/23	1,065,000	1,116,919
5.875%, 01/15/26	1,214,000	1,305,050
Iron Mountain, Inc. 4.375%, 06/01/21 (144A)	4,580,000	4,744,596
6.000%, 10/01/20 (144A)	1,657,000	1,748,135
6.000%, 08/15/23	560,000	597,800

		23,109,765

Retail—1.9%
1011778 BC ULC / New Red Finance, Inc. 6.000%, 04/01/22 (144A) (a)	10,120,000	10,600,700
AutoZone, Inc. 2.500%, 04/15/21	800,000	814,770
CST Brands, Inc. 5.000%, 05/01/23	2,692,000	2,829,965
CVS Health Corp. 3.875%, 07/20/25	496,000	539,954
5.125%, 07/20/45	1,440,000	1,762,049
Dollar Tree, Inc. 5.750%, 03/01/23	11,372,000	12,239,115
Guitar Center, Inc. 6.500%, 04/15/19 (144A)	2,370,000	2,085,600
L Brands, Inc. 5.625%, 02/15/22	6,100,000	6,816,750
6.625%, 04/01/21	3,103,000	3,576,207
6.950%, 03/01/33	8,060,000	8,442,850
McDonald’s Corp. 2.750%, 12/09/20	441,000	457,608
3.700%, 01/30/26	1,047,000	1,126,412
4.600%, 05/26/45	1,259,000	1,412,734
4.875%, 12/09/45	1,102,000	1,278,948
Neiman Marcus Group, Ltd. LLC 8.000%, 10/15/21 (144A) (a)	10,123,000	8,452,705
PetSmart, Inc. 7.125%, 03/15/23 (144A) (a)	4,716,000	4,940,010

		67,376,377

Savings & Loans—0.1%
Nationwide Building Society 6.875%, 06/20/19 (GBP) (c)	2,640,000	3,260,153
Washington Mutual Bank 6.875%, 06/15/11 (e) (f)	6,000,000	600

		3,260,753

Semiconductors—0.1%
Intel Corp. 4.900%, 07/29/45	4,375,000	5,218,544

Software—0.6%
Activision Blizzard, Inc. 5.625%, 09/15/21 (144A)	6,230,000	6,500,388
6.125%, 09/15/23 (144A)	2,327,000	2,556,791
First Data Corp. 5.750%, 01/15/24 (144A)	1,468,000	1,508,370
7.000%, 12/01/23 (144A)	3,759,000	3,975,142
Microsoft Corp. 2.375%, 02/12/22	3,932,000	4,046,866
Oracle Corp. 4.375%, 05/15/55	2,590,000	2,751,277

		21,338,834

Telecommunications—3.2%
AT&T, Inc. 3.950%, 01/15/25	4,723,000	5,013,498

MSF-269

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
AT&T, Inc. 4.125%, 02/17/26	2,771,000	$2,994,345
4.750%, 05/15/46	1,250,000	1,308,069
4.800%, 06/15/44	5,000,000	5,248,605
Bharti Airtel International Netherlands B.V. 5.350%, 05/20/24	9,810,000	10,735,279
CenturyLink, Inc. 5.625%, 04/01/20	690,000	729,675
5.625%, 04/01/25	1,670,000	1,599,025
5.800%, 03/15/22	520,000	533,000
6.450%, 06/15/21	1,175,000	1,258,719
6.750%, 12/01/23	1,290,000	1,341,600
CommScope, Inc. 5.500%, 06/15/24 (144A)	2,200,000	2,310,000
Digicel, Ltd. 6.750%, 03/01/23	4,810,000	4,244,825
Frontier Communications Corp. 8.875%, 09/15/20	50,000	53,938
11.000%, 09/15/25	5,757,000	6,008,869
HC2 Holdings, Inc. 11.000%, 12/01/19 (144A)	4,350,000	4,263,000
Sprint Capital Corp. 8.750%, 03/15/32	2,620,000	2,672,400
Sprint Communications, Inc. 9.000%, 11/15/18 (144A)	4,500,000	4,966,875
11.500%, 11/15/21	5,143,000	5,875,877
Sprint Corp. 7.625%, 02/15/25 (a)	1,790,000	1,772,100
7.875%, 09/15/23	8,000,000	8,050,000
T-Mobile USA, Inc. 6.500%, 01/15/24	803,000	868,701
6.542%, 04/28/20	900,000	930,375
6.625%, 11/15/20	875,000	899,063
6.633%, 04/28/21	3,425,000	3,604,813
6.836%, 04/28/23	228,000	245,670
Telefonica Europe B.V. 6.750%, 11/26/20 (GBP) (c)	2,400,000	3,325,724
Verizon Communications, Inc. 4.862%, 08/21/46	70,000	78,404
5.012%, 08/21/54	1,582,000	1,746,908
5.150%, 09/15/23	1,790,000	2,085,219
6.550%, 09/15/43	6,778,000	9,164,432
West Corp. 5.375%, 07/15/22 (144A)	13,564,000	13,292,720
Windstream Services LLC 6.375%, 08/01/23	265,000	240,488
7.750%, 10/15/20 (a)	5,925,000	6,028,687

		113,490,903

Transportation—0.6%
FedEx Corp. 4.550%, 04/01/46	1,650,000	1,832,790
Florida East Coast Holdings Corp. 6.750%, 05/01/19 (144A)	9,865,000	10,111,625
9.750%, 05/01/20 (144A)	872,000	791,340

Transportation—(Continued)
Navios Maritime Acquisition Corp. / Navios Acquisition Finance U.S., Inc. 8.125%, 11/15/21 (144A)	4,670,000	3,432,450
XPO Logistics, Inc. 6.500%, 06/15/22 (144A)	5,520,000	5,754,600

		21,922,805

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.375%, 02/01/22 (144A)	3,495,000	3,634,527

Water—0.1%
Anglian Water Osprey Financing plc 5.000%, 04/30/23 (GBP)	2,650,000	3,579,105

Total Corporate Bonds & Notes (Cost $1,706,111,952)		1,771,691,191

Foreign Government—16.6%

Regional Government—0.1%
Japan Finance Organization for Municipalities 4.000%, 01/13/21	1,900,000	2,071,819

Sovereign—16.5%
Abu Dhabi Government International Bond 3.125%, 05/03/26 (144A)	17,360,000	18,132,520
Argentine Republic Government International Bonds 6.875%, 04/22/21 (144A)	2,150,000	2,340,275
7.500%, 04/22/26 (144A)	49,610,000	55,960,080
7.625%, 04/22/46 (144A)	1,170,000	1,319,760
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	1,500,000	1,582,500
Bermuda Government International Bond 4.138%, 01/03/23 (144A)	2,000,000	2,135,000
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	25,000,000	7,305,287
10.000%, 01/01/23 (BRL)	110,000,000	31,532,032
Brazilian Government International Bond 6.000%, 04/07/26 (a)	52,100,000	57,700,750
Ecuador Government International Bond 10.750%, 03/28/22 (144A)	7,010,000	7,150,200
Hungary Government International Bond 5.750%, 11/22/23	31,214,000	36,754,485
Indonesia Government International Bonds 4.750%, 01/08/26	23,000,000	25,688,677
5.125%, 01/15/45	3,000,000	3,420,966
5.250%, 01/17/42	41,590,000	47,581,954
Kazakhstan Government International Bond 5.125%, 07/21/25	33,880,000	38,182,760
Mexican Bonos 8.500%, 11/18/38 (MXN)	531,300,000	33,764,509

MSF-270

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Mexico Government International Bonds 4.125%, 01/21/26	8,170,000	$8,786,835
4.750%, 03/08/44	62,260,000	64,516,925
Peruvian Government International Bond 4.125%, 08/25/27 (a)	33,400,000	38,159,500
Poland Government International Bonds 3.250%, 04/06/26	33,000,000	34,940,400
4.000%, 01/22/24	19,410,000	21,448,050
Portugal Government International Bond 5.125%, 10/15/24 (144A)	14,000,000	13,945,008
Russian Federal Bonds - OFZ 7.050%, 01/19/28 (RUB)	2,515,050,000	37,188,576

		589,537,049

Total Foreign Government (Cost $553,442,261)		591,608,868

Mortgage-Backed Securities—12.6%

Collateralized Mortgage Obligations—6.5%
American Home Mortgage Assets Trust 0.715%, 12/25/46 (c)	3,607,752	2,420,209
American Home Mortgage Investment Trust 1.105%, 11/25/45 (c)	662,704	571,475
Banc of America Funding Trust 0.702%, 05/20/36 (c)	296,524	283,764
0.789%, 09/29/36 (144A) (c)	30,733,064	14,659,595
0.802%, 03/27/36 (144A) (c)	6,224,502	3,448,027
Banc of America Mortgage Trust 2.763%, 12/25/34 (c)	7,702	7,477
3.226%, 09/25/35 (c)	141,734	129,791
5.750%, 01/25/35	350,027	355,062
BCAP LLC Trust 0.650%, 10/28/36 (144A) (c)	3,644,074	3,467,472
3.165%, 05/26/47 (144A) (c)	8,079,013	5,490,546
Bear Stearns ALT-A Trust 1.275%, 01/25/35 (c)	1,515,000	1,291,449
3.371%, 08/25/34 (c)	8,660,852	8,816,803
Bear Stearns Asset-Backed Securities Trust 31.311%, 07/25/36 (c)	795,697	1,318,888
Citigroup Mortgage Loan Trust, Inc. 3.082%, 12/25/35 (c)	1,894,356	1,676,942
CitiMortgage Alternative Loan Trust 32.874%, 07/25/37 (c)	1,935,866	3,490,250
Countrywide Alternative Loan Trust 0.766%, 07/20/35 (c)	1,901,878	1,690,073
0.795%, 01/25/36 (c)	319,230	262,558
1.165%, 07/25/35 (c)	1,300,000	1,239,451
5.750%, 01/25/37	3,368,866	2,711,841
6.000%, 01/25/37	3,521,021	3,061,716
15.784%, 06/25/35 (c)	2,311,294	2,886,819
21.224%, 02/25/36 (c)	2,183,933	2,707,889
26.499%, 07/25/36 (c)	3,755,201	5,481,757
35.848%, 08/25/37 (c)	1,936,077	3,616,243

Collateralized Mortgage Obligations—(Continued)
Countrywide Alternative Loan Trust Resecuritization 6.000%, 08/25/37	8,558,599	6,491,281
Countrywide Home Loan Reperforming Loan REMIC Trust 0.885%, 03/25/35 (144A) (c)	723,684	640,186
0.945%, 11/25/34 (144A) (c)	77,555	65,380
5.646%, 03/25/35 (144A) (c) (d) (h)	8,884,700	1,234,115
Credit Suisse Mortgage Trust 0.724%, 06/27/46 (144A) (c)	3,560,859	3,373,468
4.500%, 06/27/36 (144A)	1,929,045	1,937,743
27.636%, 02/25/36 (c)	2,156,436	3,285,232
DSLA Mortgage Loan Trust 0.741%, 03/19/45 (c)	178,485	157,617
Fannie Mae Connecticut Avenue Securities 3.525%, 07/25/24 (c)	5,470,000	5,476,841
5.775%, 10/25/23 (c)	2,780,000	3,078,011
Freddie Mac Structured Agency Credit Risk Debt Notes 5.025%, 02/25/24 (c)	2,210,000	2,394,548
5.175%, 10/25/28 (c)	12,940,000	13,611,123
5.275%, 10/25/24 (c)	5,925,000	6,332,116
GreenPoint MTA Trust 0.965%, 06/25/45 (c)	1,788,489	1,562,051
GSMPS Mortgage Loan Trust 0.925%, 04/25/36 (144A) (c)	968,072	799,789
GSR Mortgage Loan Trust 3.179%, 10/25/35 (c)	409,369	356,031
HarborView Mortgage Loan Trust 0.781%, 01/19/36 (c)	1,151,859	770,862
1.331%, 11/19/34 (c)	2,125,539	1,880,974
1.525%, 10/25/37 (c)	1,975,409	1,844,773
Impac CMB Trust 1.164%, 09/25/34 (c)	9,084,825	8,570,024
Impac Secured Assets CMN Owner Trust 0.845%, 03/25/36 (c)	1,040,831	745,529
IndyMac INDX Mortgage Loan Trust 1.245%, 01/25/35 (c)	1,326,137	986,715
2.966%, 03/25/35 (c)	576,576	551,014
3.139%, 05/25/37 (c)	4,651,382	3,710,533
JPMorgan Mortgage Trust 2.500%, 03/25/43 (144A) (c)	18,471	18,739
6.500%, 01/25/36	128,255	105,539
JPMorgan Resecuritization Trust 0.734%, 07/27/46 (144A) (c)	5,026,171	4,692,622
Lehman Mortgage Trust 6.105%, 02/25/37 (c) (g) (h)	9,701,871	3,683,186
Lehman XS Trust 0.685%, 03/25/47 (c)	3,607,878	3,239,009
0.725%, 08/25/46 (c)	3,131,551	2,508,045
Luminent Mortgage Trust 0.715%, 05/25/46 (c)	1,398,430	1,057,480
MASTR Adjustable Rate Mortgages Trust 2.984%, 11/25/35 (144A) (c)	72,041	54,159
MASTR Seasoned Securitization Trust 3.421%, 10/25/32 (c)	172,693	167,819

MSF-271

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Merrill Lynch Mortgage Investors Trust 3.087%, 08/25/33 (c)	1,059,238	$987,761
3.170%, 05/25/34 (c)	115,434	114,360
Morgan Stanley Mortgage Loan Trust 0.845%, 01/25/35 (c)	1,135,786	1,046,767
New Residential Mortgage Loan Trust 4.250%, 09/25/56 (144A) (c)	8,390,000	8,873,317
Nomura Resecuritization Trust 0.323%, 07/26/37 (144A) (c)	2,795,999	2,683,054
0.714%, 05/26/46 (144A) (c)	17,785,312	10,450,859
0.784%, 02/26/46 (144A) (c)	4,868,000	4,155,222
NovaStar Mortgage Funding Trust 0.643%, 09/25/46 (c)	1,080,878	877,632
Prime Mortgage Trust 5.500%, 05/25/35 (144A)	1,200,638	1,201,616
6.000%, 05/25/35 (144A)	2,899,657	2,746,821
RBSGC Mortgage Loan Trust 0.975%, 01/25/37 (c)	986,888	577,952
Residential Accredit Loans, Inc. Trust 0.715%, 05/25/47 (c)	1,704,664	1,419,179
0.735%, 04/25/46 (c)	1,830,272	827,523
0.785%, 04/25/46 (c)	949,662	436,934
1.815%, 11/25/37 (c)	5,394,387	3,671,550
Residential Asset Securitization Trust 5.750%, 02/25/36	2,776,120	2,598,417
6.025%, 12/25/36 (c) (g) (h)	15,320,187	5,736,915
Sequoia Mortgage Trust 1.611%, 06/20/33 (c)	160,551	155,596
3.728%, 07/25/45 (144A) (c)	10,682	10,440
Structured Adjustable Rate Mortgage Loan Trust 2.023%, 09/25/37 (c)	5,377,344	4,474,759
2.879%, 01/25/35 (c)	747,888	706,191
3.332%, 09/25/35 (c)	1,002,866	823,092
3.360%, 03/25/34 (c)	126,219	126,054
Structured Asset Mortgage Investments Trust 0.735%, 05/25/46 (c)	272,633	202,370
0.805%, 02/25/36 (c)	4,954,138	4,061,356
2.817%, 08/25/35 (c)	95,770	90,800
Structured Asset Securities Corp. Trust 0.875%, 03/25/35 (c)	2,090,873	1,579,144
WaMu Mortgage Pass-Through Certificates Trust
Zero Coupon, 07/25/45 (c)	24,376	23,142
0.795%, 12/25/45 (c)	854,244	807,200
1.299%, 07/25/47 (c)	145,327	37,602
1.943%, 03/25/47 (c)	2,906,618	2,323,908
2.533%, 09/25/36 (c)	1,108,691	987,658
2.695%, 08/25/33 (c)	2,181,923	2,095,543
2.840%, 10/25/34 (c)	955,455	960,379
6.155%, 04/25/37 (c) (g) (h)	14,192,264	4,412,381
Wells Fargo Mortgage-Backed Securities Trust 2.998%, 06/25/35 (c)	72,946	74,246
3.001%, 04/25/36 (c)	119,670	116,718
3.070%, 10/25/35 (c)	83,840	84,499

		229,027,608

Commercial Mortgage-Backed Securities—6.1%
A10 Securitization LLC 2.400%, 11/15/25 (144A)	14,774	14,771
BAMLL Mezzanine Securities Trust 9.004%, 12/15/19 (144A) (c)	5,700,000	5,496,687
BAMLL Re-REMIC Trust 5.988%, 07/10/17 (144A) (c)	11,727,532	7,998,646
Banc of America Commercial Mortgage Trust 5.801%, 04/10/49 (c)	4,570,000	4,219,234
Bayview Commercial Asset Trust Zero Coupon, 07/25/37 (144A) (d) (h)	4,106,305	0
Bear Stearns Commercial Mortgage Securities Trust 6.417%, 06/11/50 (c)	3,540,000	3,436,451
BLCP Hotel Trust 6.252%, 08/15/29 (144A) (c)	6,414,136	6,257,458
Citigroup Commercial Mortgage Trust 3.110%, 04/10/48 (144A)	1,400,000	976,103
3.208%, 07/10/47 (144A) (c)	4,398,000	2,728,537
3.468%, 09/15/27 (144A) (c)	7,250,000	6,611,798
6.333%, 12/10/49 (c)	9,063,000	6,511,765
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.000%, 12/10/47 (144A)	2,230,000	1,413,077
4.491%, 03/10/46 (144A) (c)	2,710,000	1,729,414
4.591%, 07/10/50 (c)	1,726,000	1,322,083
4.698%, 08/10/48 (144A) (c)	5,800,000	3,200,749
Credit Suisse Commercial Mortgage Trust 4.373%, 09/15/37 (144A)	3,920,000	3,374,981
5.373%, 12/15/39	1,490,209	1,356,095
6.393%, 06/15/38 (c)	5,169,293	2,843,111
9.168%, 03/15/17 (144A)	6,400,000	6,192,000
DBUBS Mortgage Trust 3.750%, 08/10/44 (144A)	5,180,000	3,174,304
EQTY Mortgage Trust 3.967%, 05/08/31 (144A) (c)	9,700,000	9,477,994
5.267%, 05/08/31 (144A) (c)	1,852,256	1,736,334
FREMF Mortgage Trust 4.522%, 09/25/22 (144A) (c)	5,236,405	5,129,655
GE Business Loan Trust 0.944%, 05/15/34 (144A) (c)	777,679	660,676
GE Commercial Mortgage Corp. Trust 5.677%, 12/10/49 (c)	240,000	152,728
GMAC Commercial Mortgage Securities, Inc. 5.349%, 11/10/45 (c)	2,210,000	2,033,270
GS Mortgage Securities Trust 4.681%, 05/10/49 (c)	5,755,000	6,220,811
4.801%, 06/10/47 (c)	5,993,000	6,365,096
5.622%, 11/10/39	3,095,143	2,482,063
Hyatt Hotel Portfolio Trust 6.749%, 11/15/16 (144A) (c)	3,500,000	3,486,862
JPMorgan Chase Commercial Mortgage Securities Trust 3.824%, 08/15/27 (144A) (c)	460,000	455,719
4.124%, 06/15/29 (144A) (c)	3,540,000	3,469,536
5.386%, 05/15/47 (c)	2,280,000	1,698,874
5.411%, 05/15/47	2,120,000	1,611,200

MSF-272

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Trust 5.502%, 06/12/47 (c)	6,170,000	$4,945,641
5.503%, 01/15/49 (c)	7,680,000	3,355,392
5.623%, 05/12/45	730,000	732,461
6.207%, 02/15/51 (c)	1,350,000	1,227,899
6.749%, 10/15/19 (144A) (c)	9,900,000	9,735,148
LB-UBS Commercial Mortgage Trust 6.454%, 09/15/45 (c)	1,100,000	958,848
Lone Star Portfolio Trust 7.424%, 09/15/28 (144A) (c)	5,545,947	5,299,237
7.500%, 09/15/20 (144A)	5,410,624	5,119,492
ML-CFC Commercial Mortgage Trust 5.450%, 08/12/48 (c)	1,918,000	1,550,630
5.450%, 08/12/48 (144A) (c)	200,000	161,649
6.193%, 09/12/49 (c)	3,473,000	2,639,480
6.222%, 09/12/49 (c)	5,780,000	4,424,759
Morgan Stanley Bank of America Merrill Lynch Trust 4.680%, 10/15/48 (144A) (c)	9,534,000	6,059,770
Morgan Stanley Capital Trust 5.399%, 12/15/43	3,561,053	2,661,745
6.103%, 06/11/49 (c)	5,560,000	5,030,095
Multifamily Trust 9.766%, 04/25/46 (144A) (c)	17,621,568	20,443,820
UBS-Barclays Commercial Mortgage Trust 5.000%, 05/10/63 (144A) (c)	4,530,000	2,488,193
Wachovia Bank Commercial Mortgage Trust 0.730%, 12/15/43 (144A) (c)	646,000	631,248
5.784%, 01/15/45 (144A) (c)	6,466,500	5,852,313
Waterfall Commercial Mortgage Trust 4.104%, 09/14/22 (144A) (c) (d)	6,275,448	6,206,280
Wells Fargo Commercial Mortgage Trust 4.458%, 08/15/50	6,613,000	6,879,290
WF-RBS Commercial Mortgage Trust 3.016%, 11/15/47 (144A)	4,441,004	2,218,659
3.250%, 06/15/46 (144A)	8,240,000	5,562,741

		218,022,872

Total Mortgage-Backed Securities (Cost $454,887,041)		447,050,480

U.S. Treasury & Government Agencies—11.4%

Agency Sponsored Mortgage - Backed—1.0%
Fannie Mae 15 Yr. Pool 4.000%, 07/01/18	40,199	41,487
4.000%, 08/01/18	52,893	54,588
4.000%, 03/01/19	60,621	62,564
5.000%, 12/01/21	20,909	22,291
5.500%, 12/01/16	294	295
6.500%, 12/01/16	119	120
6.500%, 01/01/17	203	203
Fannie Mae 20 Yr. Pool 8.500%, 08/01/19	8,197	8,567

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 4.500%, 05/01/39	2,300,199	2,565,801
4.500%, 08/01/40	6,466,916	7,093,445
4.500%, 05/01/41	4,444,053	4,885,555
4.500%, 11/01/43	3,830,769	4,201,911
5.000%, 01/01/39	443,083	491,706
5.000%, 06/01/40	237,478	264,148
5.000%, 07/01/40	176,039	195,427
6.000%, 07/01/38	30,840	35,369
6.500%, 08/01/31	1,311	1,511
6.500%, 03/01/32	13,517	15,570
6.500%, 12/01/36	1,421	1,637
6.500%, 06/01/37	34,183	39,802
6.500%, 10/01/37	28,316	32,781
7.000%, 05/01/26	1,388	1,490
7.000%, 07/01/30	278	286
7.000%, 01/01/31	418	476
7.000%, 07/01/31	1,635	1,868
7.000%, 09/01/31	3,809	4,292
7.000%, 10/01/31	3,349	3,911
7.000%, 11/01/31	24,187	25,729
7.000%, 01/01/32	5,920	6,091
7.000%, 02/01/32	4,545	4,723
7.500%, 12/01/29	491	502
7.500%, 01/01/30	565	696
7.500%, 02/01/30	344	348
7.500%, 06/01/30	497	498
7.500%, 08/01/30	89	91
7.500%, 09/01/30	814	953
7.500%, 10/01/30	91	104
7.500%, 11/01/30	10,476	11,144
7.500%, 02/01/31	3,688	3,800
8.000%, 08/01/27	1,197	1,355
8.000%, 07/01/30	714	892
8.000%, 09/01/30	413	439
Fannie Mae REMICS (CMO) 0.875%, 05/25/34 (c)	155,777	155,424
4.500%, 06/25/29	342,582	371,900
9.750%, 11/25/18	119,088	126,121
9.750%, 08/25/19	38,834	41,156
Freddie Mac 30 Yr. Gold Pool 3.000%, 11/01/42	2,614,572	2,741,301
6.000%, 12/01/36	23,897	27,558
6.000%, 02/01/37	31,991	36,722
7.000%, 03/01/39	172,270	199,737
Freddie Mac ARM Non-Gold Pool 2.250%, 05/01/37 (c)	46,960	48,533
2.477%, 04/01/37 (c)	49,687	51,780
2.492%, 03/01/37 (c)	108,272	112,974
2.535%, 01/01/38 (c)	28,453	30,186
2.543%, 02/01/37 (c)	27,106	28,214
2.812%, 02/01/36 (c)	44,871	47,549
2.995%, 05/01/37 (c)	67,819	72,407

MSF-273

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates 1.375%, 08/25/42 (c) (h)	70,400,000	$4,341,484
Freddie Mac REMICS (CMO) 1,156.500%, 06/15/21 (h)	5	59
Ginnie Mae I 30 Yr. Pool 5.000%, 04/15/35	12,372	14,081
5.500%, 01/15/34	65,038	74,491
5.500%, 04/15/34	20,513	23,478
5.500%, 07/15/34	116,317	133,202
5.500%, 10/15/34	98,886	111,922
5.750%, 10/15/38	100,511	115,164
6.000%, 02/15/33	2,067	2,427
6.000%, 03/15/33	8,825	10,311
6.000%, 06/15/33	5,833	6,911
6.000%, 07/15/33	8,552	10,074
6.000%, 09/15/33	6,871	7,873
6.000%, 10/15/33	3,704	4,336
6.000%, 08/15/34	31,725	36,451
6.500%, 03/15/29	3,180	3,667
6.500%, 02/15/32	1,208	1,435
6.500%, 03/15/32	1,235	1,486
6.500%, 11/15/32	4,566	5,361
7.000%, 03/15/31	200	209
Ginnie Mae II 30 Yr. Pool 3.500%, 03/20/45	412,272	438,311
3.500%, 03/20/46	534,997	578,815
5.000%, 08/20/34	79,646	88,433
5.500%, 03/20/34	9,818	11,349
6.000%, 05/20/32	14,042	16,568
6.000%, 11/20/33	16,501	19,468
Ginnie Mae II ARM Pool 1.990%, 01/20/60 (c)	759,132	779,114
2.366%, 05/20/60 (c)	663,940	687,647
Government National Mortgage Association (CMO) 0.945%, 04/16/52 (c) (h)	17,147,770	602,748
1.003%, 09/16/56 (c) (h)	15,068,559	1,082,191
1.006%, 03/16/47 (c) (h)	11,593,702	415,942
3.000%, 04/20/41	842,897	872,196

		34,673,232

Federal Agencies—0.1%
Tennessee Valley Authority 5.250%, 09/15/39	400,000	552,937
5.980%, 04/01/36	1,760,000	2,559,948

		3,112,885

U.S. Treasury—10.3%
U.S. Treasury Bonds 4.500%, 02/15/36	14,550,000	20,476,855
U.S. Treasury Floating Rate Notes 0.327%, 07/31/17 (c)	50,000,000	50,017,150
0.418%, 10/31/17 (c)	50,000,000	50,048,050
0.522%, 01/31/18 (c)	50,000,000	50,121,700

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds 0.750%, 02/15/45 (i)	50,649,824	52,206,648
1.000%, 02/15/46 (i)	46,482,595	51,383,302
U.S. Treasury Notes 1.125%, 06/30/21	2,280,000	2,277,328
1.500%, 08/31/18	220,000	222,973
1.500%, 03/31/23	41,000,000	41,293,068
1.500%, 08/15/26	3,720,000	3,683,815
1.625%, 02/15/26	30,000,000	30,051,570
1.625%, 05/15/26	16,305,000	16,326,653
2.375%, 08/15/24	10,000	10,655

		368,119,767

Total U.S. Treasury & Government Agencies (Cost $398,886,340)		405,905,884

Investment Company Security—3.7%
PowerShares Senior Loan Portfolio (Cost $130,648,870)	5,634,400	130,774,424

Floating Rate Loans (j)—2.3%

Commercial Services—0.1%
Jaguar Holding Co. II Term Loan B, 4.250%, 08/18/22	1,973,179	1,981,812

Diversified Telecommunication Services—0.1%
Level 3 Financing, Inc. Term Loan B2, 3.500%, 05/31/22	4,830,000	4,863,206

Electric—0.2%
Energy Future Intermediate Holding Co. LLC Term Loan, 4.250%, 12/19/16	6,240,991	6,266,997

Food—0.1%
Albertson’s LLC Term Loan B6, 06/22/23 (k)	4,570,000	4,618,556

Insurance—0.2%
RPI Finance Trust Term Loan B4, 3.588%, 11/09/20	8,019,594	8,065,418

Lodging—0.1%
Boyd Gaming Corp. Term Loan B2, 09/15/23 (k)	4,570,000	4,606,560

Machinery—0.2%
Allison Transmission, Inc. Term Loan B3, 09/23/22 (k)	2,598,410	2,613,468
Zebra Technologies Corp. Term Loan B, 10/27/21 (k)	4,410,724	4,466,890

		7,080,358

Media—0.1%
Charter Communications Operating LLC Term Loan I, 3.500%, 01/24/23	4,558,546	4,593,050

MSF-274

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.1%
Hercules Offshore LLC Term Loan, 10.500%, 05/06/20 (g)	4,414,742	$3,090,319

Packaging & Containers—0.2%
Berry Plastics Holding Corp. Term Loan H, 3.750%, 10/01/22	1,177,837	1,182,548
Reynolds Group Holdings, Inc. Term Loan, 02/05/23 (k)	4,000,000	4,017,044

		5,199,592

Pharmaceuticals—0.1%
Catalent Pharma Solutions, Inc. Term Loan B, 05/20/21 (k)	2,266,205	2,284,303

Retail—0.3%
CWGS Group LLC Term Loan, 5.750%, 02/20/20	1,084,984	1,088,036
Michaels Stores, Inc. Term Loan B, 01/28/20 (k)	4,550,000	4,570,853
Petco Animal Supplies, Inc. Term Loan B1, 01/26/23 (k)	4,570,000	4,618,241

		10,277,130

Software—0.1%
First Data Corp. Extended Term Loan, 4.525%, 03/24/21	2,387,671	2,404,901
Kronos, Inc. Incremental Term Loan, 4.500%, 10/30/19	2,230,000	2,239,408

		4,644,309

Telecommunications—0.3%
T-Mobile USA, Inc. Term Loan B, 11/09/22 (k)	4,558,518	4,597,183
UPC Financing Partnership Term Loan AN, 08/31/24 (k)	4,570,000	4,594,993

		9,192,176

Transportation—0.1%
XPO Logistics, Inc. Term Loan B2, 4.250%, 10/30/21	4,558,575	4,588,776

Total Floating Rate Loans (Cost $82,529,592)		81,352,562

Asset-Backed Securities—2.2%

Asset-Backed - Automobile—0.0%
Hertz Vehicle Financing II L.P. 3.520%, 03/25/21 (144A)	1,300,000	1,316,407

Asset-Backed - Home Equity—0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust 3.374%, 04/15/33 (c)	7,972	7,783

Asset-Backed - Home Equity—(Continued)
Bear Stearns Asset-Backed Securities Trust 1.264%, 01/25/34 (c)	20,669	20,030
EMC Mortgage Loan Trust 0.974%, 05/25/43 (144A) (c)	666,334	651,801
1.174%, 05/25/43 (144A) (c)	7,660,000	6,463,755
1.225%, 01/25/41 (144A) (c)	15,732	15,654
Structured Asset Securities Corp. Mortgage Loan Trust 0.745%, 02/25/36 (144A) (c)	2,665,719	174,470

		7,333,493

Asset-Backed - Manufactured Housing—0.5%
Conseco Financial Corp. 7.030%, 07/15/28	7,147,682	6,947,023
Greenpoint Manufactured Housing Zero Coupon, 06/19/29 (c)	350,000	319,655
3.084%, 03/18/29 (c)	425,000	374,212
4.021%, 02/20/30 (c)	350,000	315,665
Manufactured Housing Contract Trust Pass-Through Certificates 4.012%, 02/20/32 (c)	250,000	224,058
4.028%, 03/13/32 (c)	425,000	381,423
Mid-State Trust VI 7.340%, 07/01/35	207,620	219,843
Origen Manufactured Housing Contract Trust 2.291%, 04/15/37 (c)	1,578,972	1,384,749
2.379%, 10/15/37 (c)	1,756,592	1,506,215
UCFC Manufactured Housing Contract 7.095%, 04/15/29 (c)	4,850,000	4,806,710

		16,479,553

Asset-Backed - Other—0.9%
Amortizing Residential Collateral Trust 2.325%, 08/25/32 (c)	41,617	37,457
Applebee’s Funding LLC / IHOP Funding LLC 4.277%, 09/05/44 (144A)	5,210,000	5,295,053
Bear Stearns Asset-Backed Securities Trust 6.000%, 10/25/36	1,937,890	1,458,269
Countrywide Asset-Backed Certificates Trust 2.400%, 06/25/34 (c)	156,104	144,327
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.824%, 12/15/33 (144A) (c)	230,671	191,921
Countrywide Revolving Home Equity Loan Trust 0.664%, 07/15/36 (c)	476,083	414,187
Encore Credit Receivables Trust 1.560%, 10/25/35 (c)	2,327,806	1,496,618
First Horizon Asset-Backed Trust 0.685%, 10/25/34 (c)	39,850	36,869
GSAMP Trust 0.725%, 01/25/36 (c)	101,229	16,487
GSRPM Mortgage Loan Trust 0.825%, 03/25/35 (144A) (c)	558,595	549,868
Home Equity Mortgage Loan Asset-Backed Notes 0.695%, 04/25/36 (c)	156,027	113,534

MSF-275

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Floating Rate Loans (j)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
HSI Asset Securitization Corp. Trust 0.945%, 11/25/35 (c)	4,000,000	$3,478,279
Long Beach Mortgage Loan Trust 1.056%, 01/21/31 (c)	22,022	20,774
Magnus Dritte Immobilienbesitz und Verwaltungs 1 GmbH 7.250%, 07/01/24 (144A) (EUR) (d)	2,112,000	2,410,835
Magnus Relda Holding Vier GmbH 7.000%, 10/28/24 (144A) (EUR) (d)	2,910,000	3,321,407
Oaktree CLO, Ltd. 6.296%, 10/20/27 (144A) (c)	7,050,000	6,254,147
SACO I Trust 0.785%, 06/25/36 (c)	375,030	647,321
0.865%, 03/25/36 (c)	97,377	164,407
SoFi Consumer Loan Program 3.280%, 09/15/23 (144A) (d)	7,189,693	7,094,129

		33,145,889

Asset-Backed - Student Loan—0.6%
DRB Prime Student Loan Trust 3.170%, 07/25/31 (144A)	4,604,583	4,719,728
National Collegiate Student Loan Trust 0.795%, 03/26/29 (c)	2,250,000	2,142,586
1.374%, 03/25/38 (c)	8,464,214	4,321,556
Nelnet Student Loan Trust Zero Coupon, 03/22/32 (c)	6,200,000	5,798,209
Northstar Education Finance, Inc. 1.273%, 10/30/45 (c)	100,000	72,290
SoFi Professional Loan Program LLC Zero Coupon, 08/25/36 (144A) (d)	500	2,937,500

		19,991,869

Total Asset-Backed Securities (Cost $79,712,459)		78,267,211

Convertible Preferred Stocks—0.3%

Banks—0.2%
Wells Fargo & Co., Series L, 7.500%	4,965	6,497,199

Pharmaceuticals—0.1%
Allergan plc 5.500%, 03/01/18	6,858	5,634,739

Total Convertible Preferred Stocks (Cost $11,270,784)		12,131,938

Convertible Bonds—0.3%

Energy-Alternate Sources—0.0%
LDK Solar Co., Ltd. 5.535%, 12/31/18 (e)	341,970	27,358

Mining—0.0%
Mirabela Nickel, Ltd. 9.500%, 06/24/19 (144A) (d) (e)	1,420,687	71,034

Oil & Gas—0.3%
Chesapeake Energy Corp. 5.500%, 09/15/26 (144A)	6,400,000	6,416,000
Oasis Petroleum, Inc. 2.625%, 09/15/23 (a)	4,650,000	5,245,781

		11,661,781

Total Convertible Bonds (Cost $12,410,576)		11,760,173

Municipals—0.3%
Brazos River Harbor, TX Navigation District Revenue Bonds Dow Chemical Co. Project 5.950%, 05/15/33	3,360,000	3,653,597
JobsOhio Beverage System 4.532%, 01/01/35	760,000	885,476
Massachusetts State Development Finance Agency Revenue Board Institute, Inc. 5.375%, 04/01/41	400,000	462,896
Port Authority of New York & New Jersey 4.458%, 10/01/62	460,000	529,345
Texas Brazos Harbor Industrial Development Corp., Environmental Facilities Revenue Dow Chemical Project. 5.900%, 05/01/38 (c)	1,505,000	1,600,688
Texas Municipal Gas Acquisition & Supply Corp. III 5.000%, 12/15/30	750,000	855,105
5.000%, 12/15/31	1,550,000	1,762,458
Virginia Housing Development Authority 6.000%, 06/25/34	809,803	859,784

Total Municipals (Cost $9,549,955)		10,609,349

Preferred Stocks—0.1%

Air Freight & Logistics—0.0%
CEVA Group plc - Series A2 (g)	864	302,302

Banks—0.1%
Citigroup Capital, 7.122% (c)	66,710	1,757,141
GMAC Capital Trust, 6.602% (c)	53,100	1,349,271

		3,106,412

Total Preferred Stocks (Cost $4,404,969)		3,408,714

Common Stocks—0.0%

Air Freight & Logistics—0.0%
CEVA Group plc (g)	399	139,650

MSF-276

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Common Stocks —(Continued)

Security Description	Shares/ Notional Amount*	Value

Diversified Consumer Services—0.0%
Ascent CNR Corp. - Class A (f) (g)	1,399,556	$27,991

Energy Equipment & Services—0.0%
Hercules Offshore, Inc. (g) (l)	10,611	18,357

Household Durables—0.0%
Desarrolladora Homex S.A.B. de C.V. (l)	220,114	22,023

Marine—0.0%
Deep Ocean Group Holding A/S (f) (g) (l)	44,744	347,661

Media—0.0%
Cengage Learning, Inc.	10,995	239,141
ION Media Networks, Inc. (f) (g)	785	528,132

		767,273

Metals & Mining—0.0%
Mirabela Nickel, Ltd. (f) (g) (l)	7,827,755	59,910

Total Common Stocks (Cost $4,989,032)		1,382,865

Purchased Options—0.0%

Credit Default Swaptions—0.0%
Put - CDX.NA.HY.26, Exercise Price $100, Expires 10/19/16 (Counterparty - Credit Suisse International)	179,400,000	53,996
Put - CDX.NA.HY.26, Exercise Price $100, Expires 10/19/16 (Counterparty - JPMorgan Chase Bank N.A.)	168,530,000	50,724

		104,720

Currency Options—0.0%
USD Put/MXN Call, Strike Price MXN 18.40, Expires 12/09/16 (Counterparty - Barclays Bank plc)	23,000,000	243,087
USD Put/MXN Call, Strike Price MXN 18.875, Expires 12/21/16 (Counterparty - Barclays Bank plc)	11,530,000	223,325

		466,412

Total Purchased Options (Cost $4,418,708)		571,132

Warrant—0.0%

Sovereign—0.0%
Venezuela Government Oil-Linked Payment Obligation, Expires 04/15/20 (l) (Cost $0)	1,700	3,825

Escrow Shares—0.0%
Security Description	Shares/ Principal Amount*	Value

Forest Products & Paper—0.0%
Sino-Forest Corp. (f)	1,246,000	0
Sino-Forest Corp. (f)	500,000	0

Total Escrow Shares (Cost $0)		0

Short-Term Investments—0.9%

Repurchase Agreements—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $2,060,752 on 10/03/16, collateralized by $1,960,000 U.S. Treasury Note at 2.625% due 11/15/20 with a value of $2,102,100.	2,060,747	2,060,747
Royal Bank of Scotland Group plc Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $29,701,114 on 10/03/16, collateralized by $29,859,000 U.S. Treasury Note at 1.250% due 11/15/18 with a value of $30,131,941.	29,700,000	29,700,000

Total Short-Term Investments (Cost $31,760,747)		31,760,747

Securities Lending Reinvestments (m)—3.8%

Certificates of Deposit—0.9%
Abbey National Treasury Services 0.440%, 10/03/16	2,500,000	2,500,000
ABN AMRO Bank NV Zero Coupon, 12/22/16	1,500,000	1,496,807
Bank of Montreal 0.500%, 10/24/16	2,500,000	2,500,000
Bank of Nova Scotia 0.750%, 10/19/16	2,000,000	2,000,218
Bank of Tokyo-Mitsubishi, Ltd. 0.450%, 10/04/16	1,500,000	1,500,002
Chiba Bank, Ltd., New York 0.870%, 11/30/16	2,000,000	2,000,338
DZ Bank AG 0.950%, 01/03/17	2,500,000	2,500,000
KBC Bank NV Zero Coupon, 12/27/16	1,650,000	1,647,707
1.000%, 01/04/17	2,500,000	2,500,000
Landesbank Baden-Wuerttemberg 0.450%, 10/03/16	2,500,000	2,500,002
National Bank of Canada 0.420%, 10/06/16	2,000,000	1,999,998
0.480%, 10/28/16	1,000,000	999,994
Norinchukin Bank 0.480%, 10/24/16	1,600,000	1,599,998

MSF-277

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Standard Chartered Bank New York 0.910%, 12/16/16	800,000	$800,062
Sumitomo Mitsui Trust Bank 0.540%, 10/26/16	2,000,000	2,000,058
Swedbank 0.350%, 10/03/16	2,500,000	2,499,995

		31,045,179

Commercial Paper—0.4%
Albion Capital Corp. 0.720%, 10/25/16	2,000,000	1,999,362
BNP Paribas 0.510%, 10/21/16	2,000,000	1,999,494
Charta LLC 0.880%, 12/22/16	2,500,000	2,495,222
Credit Agricole Corporate and Investment Bank 0.610%, 11/01/16	1,600,000	1,599,139
Credit Suisse AG 0.971%, 10/19/16	1,000,000	999,989
Kells Funding LLC 1.040%, 01/19/17	800,000	797,625
LMA S.A. & LMA Americas 0.580%, 10/14/16	300,000	299,955
0.580%, 10/17/16	250,000	249,940
Manhattan Asset Funding 0.740%, 11/28/16	2,500,000	2,497,523
Ridgefield Funding Co. LLC 0.650%, 10/26/16	800,000	799,595
Thunder Bay Funding LLC 0.920%, 12/21/16	1,500,000	1,496,850

		15,234,694

Repurchase Agreements—2.1%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $14,501,127 on 10/03/16, collateralized by $13,702,718 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/15/17 - 02/15/39, with a value of $14,790,004.	14,500,000	14,500,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $11,500,799 on 10/03/16, collateralized by $11,289,818 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $11,730,010.	11,500,000	11,500,000

Repurchase Agreements—(Continued)
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $20,901,685 on 10/03/16, collateralized by $19,952,791 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $21,326,916.	20,900,000	20,900,000
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $423,555 on 10/03/16, collateralized by $349,921 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $432,009.	423,538	423,538
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $15,000,875 on 10/03/16, collateralized by $23,993,414 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $15,300,893.	15,000,000	15,000,000
Nomura Securities Repurchase Agreement dated 09/27/16 at 0.370% to be repurchased at $3,000,216 on 10/04/16, collateralized by $2,885,322 U.S. Treasury Obligations with rates ranging from 0.000% - 3.750%, maturity dates ranging from 12/01/16 - 08/15/41, with a value of $3,060,000.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $5,000,217 on 10/03/16, collateralized by $7,059,377 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $5,100,000.	5,000,000	5,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $4,500,173 on 10/03/16, collateralized by $4,212,810 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $4,590,093.	4,500,000	4,500,000

		74,823,538

MSF-278

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Time Deposits—0.4%
ANZ London 0.420%, 10/03/16	3,000,000	$3,000,000
Canadian Imperial Bank 0.260%, 10/03/16	3,000,000	3,000,000
DBS Bank, Ltd., Singapore 0.380%, 10/04/16	3,000,000	3,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	2,600,000	2,600,000
Royal Bank of Canada 0.280%, 10/03/16	2,600,000	2,600,000

		14,200,000

Total Securities Lending Reinvestments (Cost $135,300,926)		135,303,411

Total Investments—104.3% (Cost $3,620,324,212) (n)		3,713,582,774
Other assets and liabilities (net)—(4.3)%		(154,574,310)

Net Assets—100.0%		$3,559,008,464

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $124,790,214 and the collateral received consisted of cash in the amount of $130,300,520. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(d)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2016, the market value of restricted securities was $28,015,199, which is 0.8% of net assets. See details shown in the Restricted Securities table that follows.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2016, these securities represent less than 0.05% of net assets.
(g)	Illiquid security. As of September 30, 2016, these securities represent 1.1% of net assets.
(h)	Interest only security.
(i)	Principal amount of security is adjusted for inflation.
(j)	Floating rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are determined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(k)	This loan will settle after September 30, 2016, at which time the interest rate will be determined.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(n)	As of September 30, 2016, the aggregate cost of investments was $3,620,324,212. The aggregate unrealized appreciation and depreciation of investments were $159,611,520 and $(66,352,958), respectively, resulting in net unrealized appreciation of $93,258,562.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $902,817,034, which is 25.4% of net assets.
(ARM)—	Adjustable-Rate Mortgage
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(EUR)—	Euro
(GBP)—	British Pound
(MXN)—	Mexican Peso
(REMIC)—	Real Estate Mortgage Investment Conduit
(RUB)—	Russian Ruble

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Alta Wind Holdings LLC, 7.000%, 06/30/35	07/14/10	$1,539,668	$1,539,668	$1,575,256
Bayview Commercial Asset Trust, Zero Coupon, 07/25/37	11/23/10	4,106,305	391,382	0
Compiler Finance Sub, Inc., 7.000%, 05/01/21	05/02/13	70,000	56,043	32,550
Countrywide Home Loan Reperforming Loan REMIC Trust, 5.646%, 03/25/35	01/08/15	8,884,700	1,293,834	1,234,115
Magnus Dritte Immobilienbesitz und Verwaltungs 1 GmbH, 7.250%, 07/01/24	06/26/14	2,112,000	2,874,326	2,410,835
Magnus Relda Holding Vier GmbH, 7.000%, 10/28/24	10/22/14	2,910,000	3,679,841	3,321,407
Midwest Vanadium Pty, Ltd., 11.500%, 02/15/18	05/05/11 - 05/24/11	952,902	982,680	14,294
Mirabela Nickel, Ltd., 9.500%, 06/24/19	06/06/14 - 06/30/14	1,420,687	1,420,687	71,034
Mirabela Nickel, Ltd., 1.000%, 09/10/44	09/10/14	36,053	32,519	4

MSF-279

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
NSG Holdings LLC / NSG Holdings, Inc., 7.750%, 12/15/25	01/25/13	$2,802,397	$2,963,480	$3,012,577
Scotia Bank Peru DPR Finance Co., 3.600%, 03/15/17	02/18/10	105,263	105,263	105,218
SoFi Consumer Loan Program, 3.280%, 09/15/23	08/19/15	7,189,693	7,189,308	7,094,129
SoFi Professional Loan Program LLC, Zero Coupon, 08/25/36	08/05/15	500	2,964,375	2,937,500
Waterfall Commercial Mortgage Trust, 4.104%, 09/14/22	09/08/15	6,275,448	6,275,448	6,206,280

				$28,015,199

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
ARS	295,610,000	JPMorgan Chase Bank N.A.	11/15/16	$18,985,870	$(143,057)
ARS	39,310,000	Citibank N.A.	02/15/17	2,389,666	9,895
ARS	193,304,000	Citibank N.A.	02/15/17	11,822,875	(23,214)
AUD	27,040,000	Barclays Bank plc	10/14/16	20,336,514	354,656
AUD	2,691,249	Citibank N.A.	10/14/16	2,044,488	14,872
AUD	6,543,458	Citibank N.A.	10/14/16	4,996,022	11,071
AUD	36,721,693	Citibank N.A.	10/14/16	27,665,756	433,903
CAD	930,647	Citibank N.A.	10/14/16	707,382	2,044
CAD	79,526,328	Citibank N.A.	10/14/16	61,377,542	(755,167)
CAD	1,476,449	JPMorgan Chase Bank N.A.	11/10/16	1,128,306	(2,602)
EUR	2,853,996	Bank of America N.A.	10/14/16	3,160,529	46,982
EUR	4,193,947	Barclays Bank plc	10/14/16	4,648,655	64,783
EUR	32,140,000	Barclays Bank plc	10/14/16	36,290,174	(169,097)
EUR	865,013	Citibank N.A.	10/14/16	963,564	8,595
EUR	1,212,000	Citibank N.A.	10/14/16	1,338,581	23,545
EUR	2,110,719	Citibank N.A.	10/14/16	2,388,110	(15,943)
EUR	2,596,001	Citibank N.A.	11/10/16	2,920,768	396
GBP	41,460,000	Barclays Bank plc	10/14/16	54,148,004	(397,420)
GBP	29,374,475	Citibank N.A.	10/14/16	38,100,310	(17,937)
GBP	1,000,000	Citibank N.A.	11/10/16	1,323,862	(26,769)
GBP	1,000,000	Citibank N.A.	11/10/16	1,301,466	(4,373)
IDR	235,349,535,439	Barclays Bank plc	10/14/16	17,829,510	175,790
IDR	234,932,230,000	Citibank N.A.	10/14/16	17,962,484	10,891
INR	4,668,890,000	Citibank N.A.	10/14/16	68,191,332	1,784,398
JPY	8,568,870,000	Barclays Bank plc	10/14/16	85,360,914	(825,499)
MXN	168,790,000	Goldman Sachs & Co.	10/14/16	8,938,255	(243,235)
NZD	21,810,000	Barclays Bank plc	10/14/16	15,505,514	368,897
NZD	22,340,000	Barclays Bank plc	10/14/16	15,831,353	428,819
NZD	31,350,000	Barclays Bank plc	10/14/16	22,717,558	100,544
NZD	1,500,000	Citibank N.A.	11/10/16	1,085,097	5,486
NZD	2,000,000	Citibank N.A.	11/10/16	1,447,144	6,967
RUB	2,283,870,000	Barclays Bank plc	10/14/16	34,444,914	1,839,244
SGD	16,010,000	Barclays Bank plc	10/14/16	11,796,128	(55,009)
SGD	17,650,000	Barclays Bank plc	10/14/16	12,998,969	(55,136)
SGD	14,370,000	Citibank N.A.	10/14/16	10,577,999	(39,592)

Contracts to Deliver
AUD	40,000,000	Barclays Bank plc	10/14/16	30,340,920	(267,320)
AUD	21,170,000	Barclays Bank plc	10/14/16	16,023,361	(176,050)
AUD	20,290,000	Barclays Bank plc	10/14/16	15,419,365	(106,664)
AUD	2,131,001	Citibank N.A.	10/14/16	1,591,063	(39,592)
AUD	1,524,316	Citibank N.A.	10/14/16	1,147,065	(19,351)
AUD	1,246,001	Citibank N.A.	10/14/16	934,866	(18,582)
AUD	888,314	Citibank N.A.	10/14/16	676,244	(3,499)
BRL	140,227,677	Citibank N.A.	10/14/16	41,249,501	(1,741,552)
CAD	43,902,000	Citibank N.A.	10/14/16	33,229,889	(236,304)
CAD	69,960,000	JPMorgan Chase Bank N.A.	10/14/16	53,069,110	(260,917)

MSF-280

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
EUR	42,196,582	Citibank N.A.	10/14/16	$46,751,703	$(671,631)
EUR	550,001	Citibank N.A.	10/14/16	612,665	(5,463)
EUR	484,629	Citibank N.A.	10/14/16	535,325	(9,333)
EUR	386,957	Citibank N.A.	10/14/16	434,710	(177)
EUR	310,001	Citibank N.A.	10/14/16	342,177	(6,223)
EUR	1,116,001	Citibank N.A.	11/10/16	1,257,578	1,792
EUR	384,001	Citibank N.A.	11/10/16	431,468	(632)
EUR	383,001	Citibank N.A.	11/10/16	431,045	71
EUR	275,001	Citibank N.A.	11/10/16	309,581	135
EUR	243,001	Citibank N.A.	11/10/16	272,753	(685)
EUR	242,001	Citibank N.A.	11/10/16	271,301	(1,012)
GBP	31,020,000	Barclays Bank plc	10/14/16	40,888,858	673,153
GBP	31,760,000	Citibank N.A.	10/14/16	41,308,485	133,412
GBP	43,300,000	Bank of America N.A.	11/10/16	57,876,729	1,712,592
GBP	4,656,627	Citibank N.A.	11/10/16	6,223,954	183,875
INR	595,880,000	Citibank N.A.	10/14/16	8,938,692	7,846
JPY	3,508,150,000	Barclays Bank plc	10/14/16	32,987,146	(1,622,192)
JPY	5,722,126,734	Citibank N.A.	10/14/16	57,064,340	613,215
JPY	6,130,630,000	JPMorgan Chase Bank N.A.	10/14/16	61,174,774	693,596
KRW	41,204,220,000	Barclays Bank plc	10/14/16	35,745,832	(1,664,414)
NZD	75,600,000	Barclays Bank plc	10/14/16	53,657,856	(1,367,614)
NZD	5,500,000	Citibank N.A.	11/10/16	4,013,812	15,006
SGD	48,030,000	Citibank N.A.	10/14/16	35,649,737	426,378
TWD	1,045,790,000	Bank of America N.A.	10/14/16	32,377,399	(994,506)

Net Unrealized Depreciation					$(1,834,914)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar Futures	06/19/17	3,552	USD	879,354,007	$(100,806)
Australian 10 Year Treasury Bond Futures	12/15/16	2,315	AUD	318,186,093	(760,356)
Euro-Bobl Futures	12/08/16	663	EUR	87,542,164	37,639
U.S. Treasury Note 5 Year Futures	12/30/16	251	USD	30,484,450	15,972
U.S. Treasury Ultra Long Bond Futures	12/20/16	14	USD	2,598,357	(24,107)

Futures Contracts—Short
90 Day Eurodollar Futures	06/17/19	(3,552)	USD	(877,199,719)	299,718
Euro-Bund Futures	12/08/16	(844)	EUR	(138,851,477)	(1,122,588)
Euro-Buxl 30 Year Bond Futures	12/08/16	(103)	EUR	(19,809,030)	16,277
U.S. Treasury Long Bond Futures	12/20/16	(1,326)	USD	(225,389,902)	2,414,714
U.S. Treasury Note 10 Year Futures	12/20/16	(2,793)	USD	(366,241,932)	9,807

Net Unrealized Appreciation					$786,270

Written Options

Foreign Currency Written Options	Strike Price	Counterparty	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/MXN Put	MXN 20.40	Barclays Bank plc	12/09/16	USD	(23,000,000)	$(287,500)	$(423,683)	$(136,183)
USD Call/MXN Put	MXN 21.49	Barclays Bank plc	12/21/16	USD	(11,530,000)	(185,079)	(110,953)	74,126

Totals						$(472,579)	$(534,636)	$(62,057)

MSF-281

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Credit Default Swaptions	Strike Price	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - 1 Yr. CDS	96.00	JPMorgan Chase Bank N.A.	CDX.NA.HY.26	Sell	10/19/16	USD	(168,530,000)	$(889,838)	$(12,051)	$877,787
Put - 1 Yr. CDS	96.00	Credit Suisse International	CDX.NA.HY.26	Sell	10/19/16	USD	(179,400,000)	(717,600)	(12,829)	704,771

Totals								$(1,607,438)	$(24,880)	$1,582,558

Swap Agreements

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date (a)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Fixed Rate equal to 9.005% based on the notional amount of currency delivered	Fixed rate equal to 7.250% based on the notional amount of currency received	07/01/24	Barclays Bank plc	$5,848,000	EUR	4,300,000	$1,351,033	$(4,084)	$1,355,117

(a)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation
Pay	1 Day CDI	14.85%	01/04/21	Bank of America N.A.	BRL	190,843,760	$5,332,805	$—	$5,332,805

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Pay	3-Month NZD-BBR-FRA	2.103%	08/02/21	NZD	56,400,000	$(6,857)
Pay	3-Month NZD-BBR-FRA	2.105%	08/04/21	NZD	55,490,000	(2,158)
Pay	3-Month NZD-BBR-FRA	2.105%	08/04/21	NZD	55,490,000	(2,158)
Pay	3-Month NZD-BBR-FRA	2.128%	08/02/21	NZD	56,400,000	40,195
Pay	3M LIBOR	1.021%	08/11/18	USD	676,360,000	163,747
Pay	3M LIBOR	1.185%	06/13/21	USD	56,430,000	20,080
Receive	3M LIBOR	1.081%	08/02/21	USD	38,970,000	194,020
Receive	3M LIBOR	1.084%	08/02/21	USD	38,970,000	188,474
Receive	3M LIBOR	1.142%	08/04/21	USD	38,950,000	83,140
Receive	3M LIBOR	1.144%	08/04/21	USD	38,950,000	79,440
Receive	3M LIBOR	1.580%	06/13/26	USD	56,280,000	(544,027)
Receive	3M LIBOR	1.674%	11/30/22	USD	99,324,000	(2,396,239)
Receive	6M LIBOR	0.398%	08/09/18	GBP	513,640,000	403,181

Net Unrealized Depreciation						$(1,779,162)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016(b)	Notional Amount(c)		Unrealized Appreciation
CDX.NA.IG.27	1.000%	12/20/21	0.747%	USD	80,160,000	$31,019
CDX.NA.HY.27	5.000%	12/20/21	4.013%	USD	14,400,000	14,351

Net Unrealized Appreciation						$45,370

MSF-282

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Securities in the amount of $6,811,160 have been received at the custodian bank as collateral for OTC swap contracts.

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(SGD)—	Singapore Dollar
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(BBR)—	Bank Bill Rate
(CDI)—	Brazil Interbank Deposit Rate
(CDS)—	Credit Default Swap
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

MSF-283

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$133,855	$—	$133,855
Aerospace/Defense	—	11,238,233	—	11,238,233
Agriculture	—	25,487,292	—	25,487,292
Airlines	—	1,562,700	—	1,562,700
Apparel	—	10,715,516	—	10,715,516
Auto Manufacturers	—	25,282,431	—	25,282,431
Auto Parts & Equipment	—	28,879,039	—	28,879,039
Banks	—	327,451,700	—	327,451,700
Beverages	—	44,239,967	—	44,239,967
Biotechnology	—	13,704,102	—	13,704,102
Building Materials	—	4,083,975	—	4,083,975
Chemicals	—	16,283,094	—	16,283,094
Coal	—	2,559,375	—	2,559,375
Commercial Services	—	28,478,932	—	28,478,932
Computers	—	13,612,911	—	13,612,911
Diversified Financial Services	—	72,018,740	—	72,018,740
Electric	—	43,557,305	—	43,557,305
Electronics	—	2,250,379	—	2,250,379
Energy-Alternate Sources	—	1,575,256	—	1,575,256
Engineering & Construction	—	10,899,141	—	10,899,141
Entertainment	—	4,593,087	—	4,593,087
Environmental Control	—	1,427,876	—	1,427,876
Food	—	11,732,351	—	11,732,351
Healthcare-Products	—	24,657,202	—	24,657,202
Healthcare-Services	—	55,738,805	—	55,738,805
Holding Companies-Diversified	—	10,967,171	—	10,967,171
Home Builders	—	29,678,928	—	29,678,928
Housewares	—	17,098,007	—	17,098,007
Insurance	—	27,840,536	—	27,840,536
Internet	—	16,437,470	—	16,437,470
Iron/Steel	—	11,889,003	—	11,889,003
Leisure Time	—	30,504,050	—	30,504,050
Lodging	—	13,232,540	—	13,232,540
Machinery-Construction & Mining	—	501,766	—	501,766
Media	—	94,082,156	—	94,082,156
Metal Fabricate/Hardware	—	357,653	—	357,653
Mining	—	103,038,833	4	103,038,837
Miscellaneous Manufacturing	—	17,653,036	—	17,653,036
Oil & Gas	—	180,622,077	—	180,622,077
Oil & Gas Services	—	20,636,007	—	20,636,007
Packaging & Containers	—	24,604,865	—	24,604,865
Pharmaceuticals	—	33,966,487	—	33,966,487
Pipelines	—	87,355,796	—	87,355,796
Real Estate	—	6,129,929	—	6,129,929
Real Estate Investment Trusts	—	23,109,765	—	23,109,765
Retail	—	67,376,377	—	67,376,377
Savings & Loans	—	3,260,153	600	3,260,753
Semiconductors	—	5,218,544	—	5,218,544
Software	—	21,338,834	—	21,338,834
Telecommunications	—	113,490,903	—	113,490,903
Transportation	—	21,922,805	—	21,922,805
Trucking & Leasing	—	3,634,527	—	3,634,527
Water	—	3,579,105	—	3,579,105
Total Corporate Bonds & Notes	—	1,771,690,587	604	1,771,691,191
Total Foreign Government*	—	591,608,868	—	591,608,868

MSF-284

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Mortgage-Backed Securities*	$—	$447,050,480	$—	$447,050,480
Total U.S. Treasury & Government Agencies*	—	405,905,884	—	405,905,884
Total Investment Company Security	130,774,424	—	—	130,774,424
Total Floating Rate Loans*	—	81,352,562	—	81,352,562
Total Asset-Backed Securities*	—	78,267,211	—	78,267,211
Total Convertible Preferred Stocks*	12,131,938	—	—	12,131,938
Total Convertible Bonds*	—	11,760,173	—	11,760,173
Total Municipals	—	10,609,349	—	10,609,349
Preferred Stocks
Air Freight & Logistics	—	302,302	—	302,302
Banks	3,106,412	—	—	3,106,412
Total Preferred Stocks	3,106,412	302,302	—	3,408,714
Common Stocks
Air Freight & Logistics	—	139,650	—	139,650
Diversified Consumer Services	—	—	27,991	27,991
Energy Equipment & Services	18,357	—	—	18,357
Household Durables	22,023	—	—	22,023
Marine	—	—	347,661	347,661
Media	—	239,141	528,132	767,273
Metals & Mining	—	—	59,910	59,910
Total Common Stocks	40,380	378,791	963,694	1,382,865
Total Purchased Options*	—	571,132	—	571,132
Total Warrant*	—	3,825	—	3,825
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	31,760,747	—	31,760,747
Securities Lending Reinvestments
Certificates of Deposit	—	31,045,179	—	31,045,179
Commercial Paper	—	15,234,694	—	15,234,694
Repurchase Agreements	—	74,823,538	—	74,823,538
Time Deposits	—	14,200,000	—	14,200,000
Total Securities Lending Reinvestments	—	135,303,411	—	135,303,411
Total Investments	$146,053,154	$3,566,565,322	$964,298	$3,713,582,774

Collateral for Securities Loaned (Liability)	$—	$(130,300,520)	$—	$(130,300,520)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$10,152,849	$—	$10,152,849
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(11,987,763)	—	(11,987,763)
Total Forward Contracts	$—	$(1,834,914)	$—	$(1,834,914)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,794,127	$—	$—	$2,794,127
Futures Contracts (Unrealized Depreciation)	(2,007,857)	—	—	(2,007,857)
Total Futures Contracts	$786,270	$—	$—	$786,270
Written Options
Credit Default Swaptions at Value	$—	$(24,880)	$—	$(24,880)
Foreign Currency Written Options at Value	—	(534,636)	—	(534,636)
Total Written Options	$—	$(559,516)	$—	$(559,516)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,217,647	$—	$1,217,647
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,951,439)	—	(2,951,439)
Total Centrally Cleared Swap Contracts	$—	$(1,733,792)	$—	$(1,733,792)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$6,683,838	$—	$6,683,838

*	See Schedule of Investments for additional detailed categorizations.

MSF-285

Metropolitan Series Fund

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy—(Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2015	Change in Unrealized Appreciation/ (Depreciation)	Purchases		Balance as of September 30, 2016	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at September 30, 2016
Corporate Bonds & Notes
Mining	$0	$0	$4	(a)	$4	$0
Savings & Loans	—	0	600	(a)	600	0
Common Stocks
Diversified Consumer Services	—	0	27,991		27,991	0
Marine	208,910	138,751	—		347,661	138,751
Media	—	298,077	230,055	(a)	528,132	298,077
Metals & Mining	0	7,244	52,666	(a)	59,910	7,244
Escrow Shares
Forest Products & Paper	—	0	—		0	0

Total	$208,910	$444,072	$311,316		$964,298	$444,072

(a)	Security was acquired as a result of the merger with the Met Investors Series Trust Lord Abbett Bond Debenture Portfolio and the Met Investors Series Trust Pioneer Strategic Income Portfolio. Purchase amount shown above reflects the value of the security on the date of the merger.

MSF-286

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—83.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—24.3%
Fannie Mae 15 Yr. Pool 2.500%, TBA (a)	9,400,000	$9,718,834
3.000%, TBA (a)	6,200,000	6,500,071
3.500%, TBA (a)	15,000,000	15,803,907
4.500%, 03/01/20	55,617	57,075
5.000%, 03/01/18	43,244	44,446
6.500%, 06/01/17	7,241	7,279
Fannie Mae 20 Yr. Pool 4.500%, 11/01/31	979,573	1,075,700
4.500%, 12/01/31	1,397,085	1,534,636
Fannie Mae 30 Yr. Pool 3.000%, 09/01/42	10,412,325	10,902,906
3.000%, TBA (a)	7,900,000	8,192,027
3.500%, TBA (a)	14,900,000	15,703,493
4.000%, 02/01/40	879,281	971,568
4.000%, 06/01/42	8,174,961	9,010,906
4.000%, 07/01/42	4,055,405	4,359,165
4.000%, 05/01/43	19,637,708	21,554,737
4.000%, 10/01/43	10,977,426	12,056,207
4.000%, TBA (a)	82,800,000	88,822,408
4.500%, 04/01/41	11,752,617	12,924,446
4.500%, 10/01/41	8,238,387	9,028,971
4.500%, 07/01/44	312,182	348,140
4.500%, 10/01/44	1,970,732	2,190,366
4.500%, 01/01/45	167,566	188,625
4.500%, TBA (a)	5,100,000	5,579,498
5.000%, 07/01/33	318,573	355,267
5.000%, 09/01/33	387,128	434,938
5.000%, 10/01/35	1,085,616	1,219,711
5.000%, 03/01/36	1,742,762	1,938,951
5.000%, 01/01/39	14,010	15,802
5.000%, 08/01/39	35,299	39,859
5.000%, 12/01/39	26,953	30,287
5.000%, 05/01/40	35,314	39,477
5.000%, 07/01/40	50,475	57,099
5.000%, 11/01/40	1,338,696	1,512,951
5.000%, 01/01/41	63,472	71,815
5.000%, 02/01/41	69,128	76,872
5.000%, 04/01/41	146,327	165,628
5.000%, 05/01/41	2,959,458	3,346,175
5.000%, 06/01/41	294,315	333,137
5.000%, 07/01/41	2,770,692	3,074,743
5.000%, TBA (a)	2,700,000	2,997,053
6.000%, 04/01/33	93,871	108,811
6.000%, 02/01/34	19,890	23,144
6.000%, 11/01/35	203,086	236,158
6.000%, 08/01/37	435,057	506,229
6.500%, 03/01/26	1,384	1,594
6.500%, 04/01/29	66,423	76,510
7.000%, 11/01/28	2,031	2,257
7.000%, 02/01/29	693	695
7.000%, 01/01/30	2,235	2,301
7.000%, 10/01/37	20,805	23,060
7.000%, 11/01/37	33,257	40,032
7.000%, 12/01/37	26,153	29,269
7.000%, 02/01/38	18,136	20,042

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool 7.000%, 08/01/38	14,403	15,863
7.000%, 09/01/38	3,061	3,167
7.000%, 11/01/38	152,500	179,108
7.000%, 02/01/39	1,583,875	1,823,841
7.500%, 04/01/32	13,674	14,035
8.000%, 05/01/28	4,270	4,893
8.000%, 07/01/32	886	968
Fannie Mae ARM Pool 2.379%, 07/01/37 (b)	36,912	39,047
Fannie Mae Interest Strip (CMO) 3.500%, 11/25/41 (c)	3,220,873	463,793
4.000%, 04/25/42 (c)	4,482,003	750,963
4.500%, 11/25/39 (c)	2,583,009	408,911
Fannie Mae Pool 3.500%, 08/01/42	13,107,275	13,979,599
3.500%, 09/01/42	899,607	959,553
3.500%, 10/01/42	6,261,008	6,677,703
4.000%, 10/01/42	3,834,760	4,174,855
4.000%, 11/01/42	2,623,264	2,855,458
4.000%, 07/01/43	80,425	87,596
4.000%, 08/01/43	1,832,527	1,996,573
5.000%, 05/01/40	26,928	30,421
6.500%, 12/01/27	4,651	4,703
6.500%, 05/01/32	24,465	28,698
Fannie Mae REMIC Trust Whole Loan (CMO) 3.740%, 01/25/43 (b)	365,047	384,787
Fannie Mae REMICS (CMO) Zero Coupon, 03/25/42 (d)	661,450	601,182
3.000%, 12/25/27 (c)	8,815,036	787,372
5.500%, 07/25/41	8,136,654	9,534,850
5.500%, 04/25/42	2,787,529	3,137,745
5.625%, 03/25/42 (b) (c)	10,759,588	1,854,583
5.625%, 12/25/42 (b) (c)	1,232,509	277,559
6.000%, 05/25/42	1,783,600	2,048,082
6.005%, 01/25/41 (b) (c)	1,743,236	334,342
6.025%, 10/25/41 (b) (c)	6,537,236	1,337,980
6.125%, 02/25/41 (b) (c)	1,029,772	130,258
6.125%, 03/25/42 (b) (c)	2,601,704	482,795
6.500%, 06/25/39	354,787	394,954
6.500%, 07/25/42	3,310,053	3,831,460
9.750%, 11/25/18	449,886	476,457
9.750%, 08/25/19	142,391	150,904
Fannie Mae-ACES (CMO) 2.037%, 09/25/26	2,583,280	2,600,006
2.499%, 09/25/26	3,850,000	3,907,519
Freddie Mac 30 Yr. Gold Pool 3.000%, TBA (a)	10,000,000	10,368,164
4.000%, 07/01/43	5,842,995	6,409,727
4.000%, 08/01/43	6,039,295	6,625,079
4.500%, 06/01/38	2,118,377	2,321,128
5.000%, 08/01/33	28,803	32,334
5.000%, 06/01/41	6,823,527	7,645,731
6.000%, 10/01/36	1,111,467	1,287,158
6.500%, 09/01/39	403,716	486,605
8.000%, 12/01/19	575	579
8.000%, 09/01/30	4,184	5,053

MSF-287

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Non-Gold Pool 8.000%, 07/01/20	1,029	$1,034
Freddie Mac ARM Non-Gold Pool 2.250%, 05/01/37 (b)	34,225	35,371
2.543%, 02/01/37 (b)	19,713	20,520
2.770%, 01/01/35 (b)	13,647	14,497
2.995%, 05/01/37 (b)	49,323	52,660
Freddie Mac Gold Pool 3.500%, 10/01/42	1,330,812	1,419,246
3.500%, 02/01/44	598,448	638,642
4.000%, 04/01/43	1,970,879	2,144,063
4.000%, 08/01/43	1,206,545	1,312,385
Freddie Mac REMICS (CMO) 4.500%, 04/15/32	304,579	338,632
6.000%, 05/15/36	784,476	890,779
8.500%, 06/15/21	10,858	11,720
Ginnie Mae I 30 Yr. Pool 5.500%, 06/15/36	594,463	678,996
6.000%, 03/15/33	990,659	1,168,370
6.500%, 06/15/31	4,488	5,176
6.500%, 08/15/34	232,707	268,364
7.500%, 09/15/29	2,338	2,657
7.500%, 02/15/30	1,648	1,719
8.500%, 05/15/18	3,502	3,516
8.500%, 06/15/25	31,859	37,931
Ginnie Mae II 30 Yr. Pool 3.000%, 08/20/46	29,427,825	30,868,876
3.500%, TBA (a)	24,000,000	25,462,501
4.000%, 09/20/45	2,129,026	2,324,742
4.000%, 11/20/45	12,671,905	13,785,417
4.500%, 01/20/40	991,800	1,085,674
4.500%, 05/20/40	1,352,133	1,480,385
4.500%, 09/20/40	27,368	29,971
4.500%, 01/20/41	211,239	231,690
4.500%, 07/20/41	1,465,943	1,605,865
5.000%, 07/20/40	1,027,838	1,141,425
6.000%, 11/20/34	1,909	2,247
6.000%, 06/20/35	3,109	3,670
6.000%, 07/20/36	186,064	214,290
6.000%, 09/20/36	9,349	10,722
6.000%, 07/20/38	491,159	562,508
6.000%, 09/20/38	1,348,380	1,544,266
6.000%, 06/20/39	5,396	6,265
6.000%, 05/20/40	121,504	140,350
6.000%, 06/20/40	317,508	366,224
6.000%, 08/20/40	165,761	192,163
6.000%, 09/20/40	403,791	455,783
6.000%, 10/20/40	265,922	312,124
6.000%, 11/20/40	359,384	408,566
6.000%, 01/20/41	315,476	360,957
6.000%, 03/20/41	1,469,780	1,713,051
6.000%, 07/20/41	289,359	328,180
6.000%, 12/20/41	196,551	226,344
6.500%, 10/20/37	406,720	477,243

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO) 0.371%, 02/16/53 (b) (c)	15,963,879	510,329
0.523%, 10/16/54 (b) (c)	34,400,302	1,208,944
0.531%, 05/16/54 (b) (c)	20,943,017	677,819
0.686%, 03/16/49 (b) (c)	13,100,143	453,739
0.769%, 09/16/51 (b) (c)	69,292,693	3,841,157
0.794%, 06/16/55 (b) (c)	13,604,948	616,322
0.796%, 05/16/54 (b) (c)	19,814,413	1,034,566
0.810%, 09/16/46 (b) (c)	53,971,508	1,726,932
0.869%, 11/16/55 (b) (c)	29,024,716	1,893,181
0.870%, 01/16/57 (b) (c)	31,073,084	2,305,704
0.874%, 12/20/60 (b)	18,713,972	18,580,741
0.894%, 12/20/60 (b)	6,391,157	6,354,629
0.900%, 01/16/56 (b) (c)	65,120,967	4,882,321
0.930%, 02/16/48 (b) (c)	8,734,518	428,246
0.942%, 09/16/55 (b) (c)	21,830,599	1,318,638
0.974%, 03/20/61 (b)	5,215,317	5,199,741
0.994%, 12/20/60 (b)	47,339,790	47,228,385
1.003%, 09/16/56 (b) (c)	34,696,505	2,491,827
1.071%, 09/16/44 (b) (c)	20,019,499	1,199,654
1.167%, 02/16/46 (b) (c)	25,289,133	1,634,945
5.570%, 08/16/42 (b) (c)	1,544,289	236,116
5.968%, 03/20/39 (b) (c)	445,360	29,432
6.118%, 01/20/40 (b) (c)	1,185,217	129,669

		553,680,233

Federal Agencies—37.5%
Federal Farm Credit Bank 0.650%, 06/19/17	15,000,000	15,004,365
1.100%, 06/01/18	20,000,000	20,076,980
1.950%, 11/15/17	19,980,000	20,242,577
Federal Home Loan Bank 0.500%, 10/17/16	15,000,000	15,001,500
0.625%, 11/23/16	20,000,000	20,009,200
0.625%, 10/26/17	18,000,000	17,983,962
0.750%, 03/24/17	23,000,000	23,031,050
0.750%, 12/08/17	17,000,000	17,003,791
0.875%, 03/19/18	20,000,000	20,016,020
2.125%, 06/09/23	17,700,000	18,323,323
2.750%, 06/08/18	15,000,000	15,485,190
5.250%, 12/11/20	12,000,000	13,966,356
Federal Home Loan Mortgage Corp. Zero Coupon, 11/29/19	10,000,000	9,552,920
0.750%, 04/09/18	9,000,000	8,991,864
0.875%, 10/12/18 (e)	20,000,000	19,990,800
1.125%, 04/15/19	30,000,000	30,133,230
5.000%, 12/14/18	12,741,000	13,853,276
Federal National Mortgage Association Zero Coupon, 10/09/19	50,000,000	47,994,000
1.250%, 05/06/21	20,000,000	19,983,800
1.875%, 09/24/26	7,000,000	6,964,895
2.125%, 04/24/26	10,000,000	10,176,490
2.625%, 09/06/24	22,000,000	23,551,572

MSF-288

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Financing Corp. Fico Zero Coupon, 10/06/17	20,433,000	$20,275,114
Zero Coupon, 05/11/18	40,000,000	39,447,680
Zero Coupon, 08/03/18	7,638,000	7,512,974
Zero Coupon, 12/27/18	16,254,000	15,889,309
Zero Coupon, 06/06/19	26,414,000	25,658,560
Zero Coupon, 09/26/19	14,535,000	14,083,528
Government Trust Certificates Zero Coupon, 10/01/16	8,567,000	8,567,000
National Archives Facility Trust 8.500%, 09/01/19 (f)	1,747,594	1,954,551
New Valley Generation II 5.572%, 05/01/20	6,078,275	6,579,732
Overseas Private Investment Corp. Zero Coupon, 11/11/16 (g)	6,647,377	6,712,455
Zero Coupon, 11/17/16	26,000,000	28,036,743
Zero Coupon, 11/18/16	12,000,000	12,087,204
Zero Coupon, 11/17/17	4,700,000	5,018,745
Zero Coupon, 07/30/19	20,000,000	21,134,480
Zero Coupon, 11/13/19	5,000,000	5,294,155
2.310%, 11/15/30 (f)	8,580,420	8,663,359
3.330%, 05/15/33 (f)	6,662,523	7,105,121
3.490%, 12/20/29 (f)	12,214,170	13,251,458
Residual Funding Corp. Principal Strip Zero Coupon, 10/15/19	10,642,000	10,292,219
Zero Coupon, 07/15/20	10,000,000	9,546,370
Zero Coupon, 10/15/20	38,159,000	36,191,675
Zero Coupon, 01/15/21	20,000,000	18,863,300
Zero Coupon, 01/15/30	25,000,000	18,050,050
Tennessee Valley Authority 1.750%, 10/15/18	20,000,000	20,337,340
3.875%, 02/15/21	35,000,000	38,825,255
4.500%, 04/01/18	20,000,000	21,075,960
5.500%, 07/18/17	23,306,000	24,188,994

		851,980,492

U.S. Treasury—22.1%
U.S. Treasury Bonds 3.000%, 11/15/44	3,400,000	3,876,663
4.625%, 02/15/40	4,000,000	5,771,248
5.250%, 02/15/29	13,000,000	18,075,590
U.S. Treasury Inflation Indexed Bonds 0.625%, 02/15/43 (f)	10,258,150	10,285,447
0.750%, 02/15/45 (f)	12,570,477	12,956,856
1.000%, 02/15/46 (f)	18,607,258	20,569,039
1.375%, 02/15/44 (f)	28,809,819	34,174,294
U.S. Treasury Notes 1.000%, 05/31/18	35,000,000	35,138,075
1.000%, 08/15/18	22,000,000	22,092,818
1.250%, 10/31/18	25,000,000	25,226,550
1.500%, 02/28/23	34,960,000	35,231,744
1.625%, 06/30/20	46,000,000	47,002,662
1.875%, 09/30/17	10,000,000	10,117,970
1.875%, 05/31/22	89,000,000	91,875,145
2.000%, 11/30/22	100,000,000	103,906,200

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.125%, 08/31/20	25,000,000	26,010,750

		502,311,051

Total U.S. Treasury & Government Agencies (Cost $1,870,122,752)		1,907,971,776

Corporate Bonds & Notes—9.6%

Banks—1.2%
Bank of Montreal 1.750%, 06/15/21 (144A)	10,000,000	9,973,070
National Australia Bank, Ltd. 1.250%, 03/08/18 (144A)	13,000,000	13,030,966
Stadshypotek AB 1.875%, 10/02/19 (144A)	5,000,000	5,049,625

		28,053,661

Diversified Financial Services—4.9%
COP I LLC 3.650%, 12/05/21	7,110,867	7,477,702
Postal Square L.P. 6.500%, 06/15/22	7,099,380	7,980,271
Private Export Funding Corp. 1.375%, 02/15/17	25,000,000	25,068,825
2.250%, 12/15/17	40,000,000	40,647,200
2.300%, 09/15/20	28,000,000	29,072,176

		110,246,174

Multi-National—0.1%
Asian Development Bank 2.125%, 03/19/25	2,000,000	2,055,184

Oil & Gas—0.3%
Ecopetrol S.A. 5.375%, 06/26/26	4,260,000	4,434,447
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	3,447,550

		7,881,997

Sovereign—3.1%
National Credit Union Administration Guaranteed Notes Trust 3.000%, 06/12/19	19,650,000	20,662,958
3.450%, 06/12/21	45,000,000	48,928,950

		69,591,908

Total Corporate Bonds & Notes (Cost $214,061,301)		217,828,924

MSF-289

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Foreign Government—7.1%

Security Description	Principal Amount*	Value

Sovereign—7.1%
Colombia Government International Bond 5.625%, 02/26/44	4,840,000	$5,602,300
Indonesia Government International Bonds 3.750%, 04/25/22 (144A)	410,000	432,074
3.750%, 04/25/22	1,900,000	2,002,294
4.875%, 05/05/21	2,957,000	3,253,176
5.875%, 03/13/20	310,000	346,864
5.875%, 01/15/24 (144A)	1,060,000	1,250,023
Israel Government AID Bonds Zero Coupon, 11/15/18	20,869,000	20,488,308
5.500%, 12/04/23	24,290,000	30,448,171
5.500%, 04/26/24	20,950,000	26,424,298
Mexico Government International Bond 5.550%, 01/21/45	11,480,000	13,302,450
Peruvian Government International Bond 5.625%, 11/18/50 (e)	4,000,000	5,290,000
Poland Government International Bond 4.000%, 01/22/24	7,870,000	8,696,350
Ukraine Government AID Bonds 1.471%, 09/29/21	20,000,000	20,120,980
1.844%, 05/16/19	25,000,000	25,348,275

Total Foreign Government (Cost $154,764,798)		163,005,563

Mortgage-Backed Securities—5.5%

Collateralized Mortgage Obligations—5.2%
American Home Mortgage Assets Trust 0.715%, 12/25/46 (b)	2,422,918	1,625,380
Banc of America Funding Corp. 0.674%, 02/27/37 (144A) (b)	11,667,947	11,050,875
Banc of America Funding Trust 0.689%, 09/29/36 (144A) (b)	10,940,734	10,477,016
2.123%, 06/20/35 (b)	302,522	190,768
Banc of America Mortgage Trust 3.239%, 07/25/35 (b)	92,546	85,511
BCAP LLC Trust 0.674%, 11/27/36 (144A) (b)	16,983,722	15,729,674
Citigroup Mortgage Loan Trust 2.930%, 10/25/35 (b)	188,099	185,394
Countrywide Alternative Loan Trust 0.732%, 07/20/46 (b)	2,804,120	1,383,562
1.105%, 05/25/34 (b)	1,795,590	1,723,534
Countrywide Home Loan Reperforming Loan REMIC Trust 0.945%, 07/25/36 (144A) (b)	742,953	670,155
Fannie Mae Connecticut Avenue Securities 1.975%, 01/25/29 (b)	10,481,030	10,544,759
2.025%, 02/25/25 (b)	1,044,232	1,045,588
First Horizon Alternative Mortgage Securities Trust 0.895%, 02/25/37 (b)	233,673	113,588
Freddie Mac Structured Agency Credit Risk Debt Notes 2.175%, 04/25/24 (b)	7,000,000	7,063,701

Collateralized Mortgage Obligations—(Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2.725%, 02/25/24 (b)	5,000,000	5,134,265
2.725%, 09/25/24 (b)	8,000,000	8,248,098
GMAC Mortgage Corp. Loan Trust 3.292%, 11/19/35 (b)	674,286	600,364
Greenpoint Mortgage Funding Trust 0.605%, 02/25/47 (b)	4,523	4,517
GSMPS Mortgage Loan Trust 3.480%, 06/25/34 (144A) (b)	4,005,315	3,767,721
GSR Mortgage Loan Trust 3.068%, 04/25/35 (b)	672,527	656,075
HarborView Mortgage Loan Trust 0.731%, 09/19/46 (b)	327,786	236,590
JPMorgan Mortgage Trust 2.612%, 06/25/34 (b)	177,482	175,292
MASTR Adjustable Rate Mortgages Trust 0.725%, 05/25/47 (b)	5,968,407	4,581,574
2.618%, 02/25/34 (b)	229,179	221,922
3.544%, 12/25/34 (b)	17,483	16,845
MASTR Reperforming Loan Trust 0.875%, 05/25/35 (144A) (b)	316,093	246,212
3.525%, 05/25/35 (144A) (b)	4,037,891	3,261,932
4.541%, 05/25/36 (144A) (b)	3,214,370	2,891,329
7.000%, 08/25/34 (144A)	399,554	403,851
Morgan Stanley Mortgage Loan Trust 0.595%, 06/25/36 (b)	654,422	275,430
2.836%, 07/25/35 (b)	267,412	238,688
New Residential Mortgage Loan Trust 3.250%, 09/25/56 (144A) (b)	5,500,000	5,657,193
NovaStar Mortgage Funding Trust 0.643%, 09/25/46 (b)	2,124,484	1,725,001
Provident Funding Mortgage Loan Trust 2.846%, 05/25/35 (b)	517,791	516,067
3.018%, 10/25/35 (b)	94,257	92,112
RFMSI Trust 4.750%, 12/25/18	119,895	120,633
SACO I Trust 8.995%, 06/25/21 (144A) (b)	1,143,831	1,187,470
Structured Asset Mortgage Investments Trust 0.705%, 07/25/46 (b)	255,355	200,943
Structured Asset Securities Corp. 0.875%, 04/25/35 (144A) (b)	2,681,464	2,209,625
3.454%, 06/25/35 (144A) (b)	159,897	142,748
Structured Asset Securities Corp. Mortgage Loan Trust 1.325%, 09/25/33 (144A) (b)	35,453	35,054
Towd Point Mortgage Trust 2.250%, 08/25/55 (144A) (b)	11,722,911	11,717,587
WaMu Mortgage Pass-Through Certificates Trust 0.785%, 11/25/45 (b)	26,950	25,129
0.795%, 12/25/45 (b)	1,858,684	1,743,919
0.815%, 12/25/45 (b)	150,130	137,511
0.844%, 08/25/45 (b)	170,306	157,705

		118,518,907

MSF-290

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—0.3%
FDIC Structured Sale Guaranteed Notes 2.980%, 12/06/20 (144A)	7,471,803	$7,557,296

Total Mortgage-Backed Securities (Cost $128,170,838)		126,076,203

Asset-Backed Securities — 1.6%

Asset-Backed - Home Equity—0.1%
EMC Mortgage Loan Trust 0.974%, 12/25/42 (144A) (b)	47,147	45,244
Home Equity Mortgage Loan Asset-Backed Trust 0.785%, 06/25/36 (b)	4,004,986	815,575
Morgan Stanley Mortgage Loan Trust 0.615%, 12/25/36 (b)	232,679	112,725
0.825%, 03/25/36 (b)	1,768,333	954,862
Option One Mortgage Loan Trust 1.105%, 06/25/33 (b)	128,924	119,278
Structured Asset Securities Corp. Mortgage Loan Trust 0.745%, 02/25/36 (144A) (b)	4,779,910	312,843

		2,360,527

Asset-Backed - Other—0.4%
Countrywide Home Equity Loan Trust 0.658%, 11/15/36 (b)	45,479	35,117
0.814%, 02/15/34 (b)	102,525	94,887
Countrywide Revolving Home Equity Loan Trust 0.664%, 07/15/36 (b)	943,958	821,232
GSR Mortgage Loan Trust 0.976%, 11/25/30 (b)	1,066	80
RAAC Trust 0.794%, 05/25/36 (144A) (b)	1,237,497	1,184,439
SACO I Trust 0.785%, 06/25/36 (b)	664,526	1,147,007
0.825%, 04/25/36 (b)	260,517	449,604
United States Small Business Administration 2.040%, 07/01/36	5,500,000	5,532,005

		9,264,371

Asset-Backed - Student Loan—1.1%
National Credit Union Administration Guaranteed Notes Trust 0.863%, 12/07/20 (b)	5,168,454	5,156,670
Nelnet Student Loan Trust 2.475%, 11/25/24 (b)	5,930,000	5,906,837
SLM Student Loan Trust 0.755%, 01/25/19 (b)	5,532,146	5,466,410
0.755%, 04/25/19 (b)	2,662,786	2,654,440
2.365%, 07/25/22 (b)	5,032,978	5,048,086

		24,232,443

Total Asset-Backed Securities (Cost $40,404,464)		35,857,341

Short-Term Investment—0.1%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/16 at 0.030% to be repurchased at $1,468,031 on 10/03/16, collateralized by $1,400,000 U.S. Treasury Note at 2.625% due 11/15/20 with a value of $1,501,500.	1,468,028	$1,468,028

Total Short-Term Investments (Cost $1,468,028)		1,468,028

Securities Lending Reinvestments (h)—1.1%

Repurchase Agreements—1.0%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 09/29/16 at 0.700% to be repurchased at $1,700,132 on 10/03/16, collateralized by $1,606,526 U.S. Treasury and Foreign Obligations with rates ranging from 0.750% - 4.500%, maturity dates ranging from 09/01/17 - 02/15/39, with a value of $1,734,000.	1,700,000	1,700,000
Deutsche Bank AG, London Repurchase Agreement dated 09/28/16 at 0.500% to be repurchased at $4,000,278 on 10/03/16, collateralized by $3,926,893 Corporate and Foreign Obligations with rates ranging from 1.000% - 2.750%, maturity dates ranging from 06/15/17 - 06/10/25, with a value of $4,080,004.	4,000,000	4,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.500% to be repurchased at $4,000,167 on 10/03/16, collateralized by $3,888,769 U.S. Treasury Note at 2.000% due 10/31/21 with a value of $4,080,000.	4,000,000	4,000,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.450% to be repurchased at $700,026 on 10/03/16, collateralized by $552,160 U.S. Treasury Bond at 3.625% due 08/15/43 with a value of $714,010.	700,000	700,000
Macquarie Bank, Ltd. Repurchase Agreement dated 09/28/16 - 09/29/16 at 0.650% to be repurchased at $600,047 on 10/03/16, collateralized by $572,807 U.S. Treasury Obligations with rates ranging from 0.000% - 6.000%, maturity dates ranging from 10/20/16 - 05/15/46, with a value of $612,256.	600,000	600,000

MSF-291

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement dated 09/30/16 at 0.480% to be repurchased at $1,132,353 on 10/03/16, collateralized by $935,497 U.S. Treasury Bonds with rates ranging from 3.000% - 3.625%, maturity dates ranging from 02/15/44 - 11/15/44, with a value of $1,154,955.	1,132,308	$1,132,308
Natixis New York Repurchase Agreement dated 09/30/16 at 0.700% to be repurchased at $3,500,204 on 10/03/16, collateralized by $5,598,463 U.S. Government Agency and Treasury Obligations with rates ranging from 0.625% - 6.500%, maturity dates ranging from 05/31/17 - 07/01/46, with a value of $3,570,208.	3,500,000	3,500,000
Nomura Securities Repurchase Agreement dated 09/30/16 at 0.520% to be repurchased at $4,000,173 on 10/03/16, collateralized by $5,647,501 U.S. Government Agency Obligations with rates ranging from 1.645% - 9.500%, maturity dates ranging from 04/01/18 - 09/20/66, with a value of $4,080,000.	4,000,000	4,000,000
RBS Securities, Inc. Repurchase Agreement dated 09/30/16 at 0.460% to be repurchased at $4,000,153 on 10/03/16, collateralized by $3,744,720 U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 02/15/17 - 05/15/45, with a value of $4,080,082.	4,000,000	4,000,000

		23,632,308

Time Deposits—0.1%
ANZ London 0.420%, 10/03/16	55,117	55,117
Canadian Imperial Bank 0.260%, 10/03/16	1,000,000	1,000,000
Den Norske Bank, Oslo 0.400%, 10/03/16	100,000	100,000

Time Deposits—(Continued)
Royal Bank of Canada 0.280%, 10/03/16	100,000	100,000

		1,255,117

Total Securities Lending Reinvestments (Cost $24,887,425)		24,887,425

Total Investments—108.9% (Cost $2,433,879,606) (i)		2,477,095,260
Other assets and liabilities (net)—(8.9)%		(202,686,723)

Net Assets—100.0%		$2,274,408,537

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016. Maturity date shown for callable securities reflects the earliest possible call date.
(c)	Interest only security.
(d)	Principal only security.
(e)	All or a portion of the security was held on loan. As of September 30, 2016, the market value of securities loaned was $24,279,938 and the collateral received consisted of cash in the amount of $24,887,425. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Principal amount of security is adjusted for inflation.
(g)	Illiquid security. As of September 30, 2016, these securities represent 0.3% of net assets.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2016.
(i)	As of September 30, 2016, the aggregate cost of investments was $2,433,879,606. The aggregate unrealized appreciation and depreciation of investments were $70,961,561 and $(27,745,907), respectively, resulting in net unrealized appreciation of $43,215,654.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2016, the market value of 144A securities was $108,284,022, which is 4.8% of net assets.
(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	12/20/16	201	$26,379,153	$(23,028)

Futures Contracts—Short
U.S. Treasury Long Bond Futures	12/20/16	(358)	(60,682,411)	482,473
U.S. Treasury Note 5 Year Futures	12/30/16	(113)	(13,751,203)	19,937

Net Unrealized Appreciation				$479,382

MSF-292

Metropolitan Series Fund

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of September 30, 2016 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1- unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels, which will be recognized as of the beginning of the reporting period. Information on transfers between Level 1 and Level 2, if any, will be disclosed following the fair value hierarchy table below. A reconciliation of Level 3 securities, if any, will also be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2016:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,907,971,776	$—	$1,907,971,776
Total Corporate Bonds & Notes*	—	217,828,924	—	217,828,924
Total Foreign Government*	—	163,005,563	—	163,005,563
Total Mortgage-Backed Securities*	—	126,076,203	—	126,076,203
Total Asset-Backed Securities*	—	35,857,341	—	35,857,341
Total Short-Term Investment*	—	1,468,028	—	1,468,028
Securities Lending Reinvestments
Repurchase Agreements	—	23,632,308	—	23,632,308
Time Deposits	—	1,255,117	—	1,255,117
Total Securities Lending Reinvestments	—	24,887,425	—	24,887,425
Total Investments	$—	$2,477,095,260	$—	$2,477,095,260

Collateral for Securities Loaned (Liability)	$—	$(24,887,425)	$—	$(24,887,425)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$502,410	$—	$—	$502,410
Futures Contracts (Unrealized Depreciation)	(23,028)	—	—	(23,028)
Total Futures Contracts	$479,382	$—	$—	$479,382

*	See Schedule of Investments for additional detailed categorizations.

MSF-293

Metropolitan Series Fund

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued on the basis of evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by MetLife Advisers, LLC (the “Adviser”), an affiliate of MetLife, Inc., (each as “pricing services”), pursuant to authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Metropolitan Series Fund (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued on the basis of an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued on the basis of evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate trachnes, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Advisor may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines the NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by pricing service to value securities principally traded in these foreign markets in order to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines the NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported net asset value per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including swaptions, and futures contracts that are traded OTC are generally valued on the basis of interdealer bid and asked prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

MSF-294

Metropolitan Series Fund

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market value quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“custodian”), the responsibility for calculating the net asset values (“NAVs”) of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of a Portfolio, the custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other method.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

MSF-295

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President, Chief Executive Officer and Chairman of the Boards

Date: November 18, 2016

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer and Treasurer

Date: November 18, 2016